UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste. 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (54.5%):
Aerospace & Defense (1.1%):
69,111	BAE Systems plc	$556,906
382	Boeing Co. (The)	67,561
519	Dassault Aviation SA	660,222
14,422	European Aeronautic Defence & Space Co. NV	1,097,404
493	General Dynamics Corp.	92,289
70,265	Meggitt plc	392,291
349	Northrop Grumman Corp.	83,006
398	Raytheon Co.	60,695
19,290	Safran SA	1,441,047

		4,451,421

Airlines (1.2%):
19,853	Delta Air Lines, Inc.	912,444
44,600	Japan Airlines Co., Ltd.	1,416,373
15,761	Southwest Airlines Co.	847,311
26,208	United Continental Holdings, Inc.*	1,851,333

		5,027,461

Auto Components (1.5%):
10,100	Aisin Sieki Co., Ltd.	497,658
21,700	Bridgestone Corp.	879,937
110,683	Cheng Shin Rubber Industry Co., Ltd.	228,672
3,370	Compagnie Generale des Establissements Michelin SCA, Class B	409,688
24,300	Denso Corp.	1,072,229
2,600	Exedy Corp.	74,464
12,800	Futaba Industrial Co., Ltd.	92,082
1,317	Goodyear Tire & Rubber Co.	47,412
5,500	Koito Manufacturing Co., Ltd.	286,787
928	Lear Corp.	131,386
3,600	Stanley Electric Co., Ltd.	102,938
33,300	Sumitomo Electric Industries, Ltd.	554,108
24,900	Toyota Industries Corp.	1,241,438

		5,618,799

Automobiles (1.3%):
152,000	Brilliance China Automotive Holdings, Ltd.	254,191
46,783	Ford Motor Co.	544,554
22,100	Fuji Heavy Industries, Ltd.	813,874
1,856	Hero MotoCorp, Ltd.	92,092
18,500	Honda Motor Co., Ltd.	559,100
4,224	Hyundai Motor Co.	594,846
3,611	Maruti Suzuki India, Ltd.	334,536
40,600	Suzuki Motor Corp.	1,690,714
4,300	Toyota Motor Corp.	234,047

		5,117,954

Banks (4.2%):
107,778	Banco Santander SA	660,473
135,101	Bank of America Corp.	3,187,032
10,912	BNP Paribas SA	726,765
30,024	Citigroup, Inc.	1,796,036
1,328	Fifth Third Bancorp	33,731
202,361	HSBC Holdings plc	1,653,152
107,950	ING Groep NV	1,630,796
21,637	JPMorgan Chase & Co.	1,900,593
120,000	Mitsubishi UFJ Financial Group, Inc.	757,627
39,800	Sumitomo Mitsui Financial Group, Inc.	1,451,393
11,220	SunTrust Banks, Inc.	620,466
49,566	Svenska Handelsbanken AB, Class A^	680,057
13,095	Toronto-Dominion Bank (The)	655,981
7,204	Wells Fargo & Co.	400,975

Shares		Fair Value
Common Stocks, continued
Banks, continued
10,489	Yes Bank, Ltd.	$249,969

		16,405,046

Beverages (0.7%):
14,354	Anheuser-Busch InBev NV	1,576,779
14,600	Asahi Breweries, Ltd.	552,710
477	Constellation Brands, Inc., Class C	77,307
4,375	Diageo plc, ADR^	505,663
1,433	PepsiCo, Inc.	160,296

		2,872,755

Biotechnology (1.0%):
983	AbbVie, Inc.	64,052
590	Amgen, Inc.	96,801
1,317	Biogen Idec, Inc.*	360,094
30,812	Gilead Sciences, Inc.	2,092,751
15,263	Invitae Corp.*^	168,809
18,330	Shire plc	1,066,331
1,088	Vertex Pharmaceuticals, Inc.*	118,973

		3,967,811

Building Products (0.5%):
10,965	Compagnie de Saint-Gobain SA	563,771
5,100	Daikin Industries, Ltd.	514,128
7,907	Fortune Brands Home & Security, Inc.	481,141
16,405	Masco Corp.	557,606

		2,116,646

Capital Markets (0.9%):
503	Ameriprise Financial, Inc.	65,229
762	Bank of New York Mellon Corp. (The)	35,989
19,625	Charles Schwab Corp. (The)	800,896
5,136	Goldman Sachs Group, Inc. (The)	1,179,843
25,656	Morgan Stanley	1,099,103
34,153	UBS Group AG	546,759

		3,727,819

Chemicals (2.7%):
11,593	Air Products & Chemicals, Inc.	1,568,417
57,000	Asahi Kasei Corp.	554,167
46,037	Axalta Coating Systems, Ltd.*	1,482,391
5,914	BASF SE	586,183
24,781	E.I. du Pont de Nemours & Co.	1,990,658
13,249	Evonik Industries AG	432,099
20,000	Formosa Chemicals & Fibre Corp.	62,205
22,000	Formosa Plastics Corp.	65,603
17,000	Hitachi Chemical Co., Ltd.	471,501
5,600	Kuraray Co., Ltd.	85,179
485	LG Chem, Ltd.	127,494
28,000	Nan Ya Plastics Corp.	66,336
8,800	Nitto Denko Corp.	681,530
59,000	PTT Global Chemical Public Co., Ltd.	125,748
20,500	Shin-Etsu Chemical Co., Ltd.	1,783,136
61,000	Toray Industries, Inc.	541,945
157,000	Ube Industries, Ltd.	355,610
6,845	Umicore SA	389,910

		11,370,112

Commercial Services & Supplies (0.0%):
1,600	SECOM Co., Ltd.	114,818

Communications Equipment (0.6%):
1,583	Cisco Systems, Inc.	53,505
31,296	CommScope Holding Co., Inc.*	1,305,357
232,834	Nokia OYJ	1,256,200

		2,615,062

Construction & Engineering (0.3%):
12,000	Chiyoda Corp.	77,581

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
4,700	ComSys Holdings Corp.	$84,213
13,600	Kinden Corp.	190,156
5,000	Maeda Road Construction Co., Ltd.	88,494
5,000	Nippo Corp.	95,023
37,000	Okumura Corp.^	225,183
1,000	Sho-Bond Holdings Co., Ltd.^	44,091
38,000	Toda Corp.^	229,237
6,904	Vinci SA	547,825

		1,581,803

Construction Materials (0.0%):
8,700	The Siam Cement Public Co., Ltd.	136,701

Consumer Finance (0.2%):
997	Capital One Financial Corp.	86,400
10,612	Discover Financial Services	725,755

		812,155

Containers & Packaging (0.2%):
1,028	Crown Holdings, Inc.*	54,433
1,425	International Paper Co.	72,362
893	Packaging Corp. of America	81,816
12,250	WestRock Co.	637,367

		845,978

Distributors (0.0%):
3,700	Canon Marketing Japan, Inc.	73,683

Diversified Consumer Services (0.1%):
20,656	H&R Block, Inc.^	480,252

Diversified Financial Services (0.7%):
5	Berkshire Hathaway, Inc., Class A*	1,249,250
8,913	Berkshire Hathaway, Inc., Class B*	1,485,619
62,000	Fubon Financial Holdings Co., Ltd.	101,110

		2,835,979

Diversified Telecommunication Services (1.2%):
61,643	Cellnex Telecom SAU^	1,014,843
38,000	Chunghwa Telecom Co., Ltd.	129,116
55,642	Deutsche Telekom AG, Registered Shares	974,879
13,338	El Towers SpA	749,797
75,000	HKT Trust & HKT, Ltd.	96,706
3,500	Nippon Telegraph & Telephone Corp.	149,531
58,800	Singapore Telecommunications, Ltd.	164,895
1,112,486	Telecom Italia SpA*^	1,000,394
32,883	Telecom Italia SpA	24,021
31,890	Verizon Communications, Inc.	1,554,638

		5,858,820

Electric Utilities (0.8%):
4,927	CEZ	84,869
12,000	Cheung Kong Infrastructure Holdings, Ltd.	94,178
18,500	Chubu Electric Power Co., Inc.	248,648
12,500	CLP Holdings, Ltd.	130,768
160,796	Enel SpA	757,102
11,000	Hongkong Electric Holdings, Ltd.	94,883
14,288	NextEra Energy, Inc.	1,834,151

		3,244,599

Electrical Equipment (0.4%):
41,000	GS Yuasa Corp.	191,602
2,300	Mabuchi Motor Co., Ltd.	129,938
101,500	Mitsubishi Electric Corp.	1,460,373
364	Rockwell Automation, Inc.	56,678

		1,838,591

Electronic Equipment, Instruments & Components (0.5%):
800	Hirose Electric Co., Ltd.	110,986

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
43,400	Hon Hai Precision Industry Co., Ltd.	$130,281
800	Keyence Corp.	320,950
3,700	Kyocera Corp.	206,701
7,200	Murata Manufacturing Co., Ltd.	1,027,390
29,178	VeriFone Systems, Inc.*^	546,504

		2,342,812

Energy Equipment & Services (0.1%):
788	Helmerich & Payne, Inc.^	52,457
7,589	Schlumberger, Ltd.	592,701

		645,158

Equity Real Estate Investment Trusts (0.4%):
1,237	American Tower Corp.	150,345
483	Crown Castle International Corp.	45,619
185,629	Fibra UNO Amdinistracion SA	317,422
15,500	Link REIT (The)	108,582
4,805	Simon Property Group, Inc.	826,605
2,268	Unibail-Rodamco SE^	529,182

		1,977,755

Food & Staples Retailing (0.3%):
1,400	Seven & I Holdings Co., Ltd.	55,046
5,984	Walgreens Boots Alliance, Inc.	496,971
30,560	Whole Foods Market, Inc.^	908,243

		1,460,260

Food Products (1.6%):
39,000	Ajinomoto Co., Inc.	770,799
33,001	Danone SA	2,245,516
3,776	Mondelez International, Inc., Class A	162,670
37,666	Nestle SA, Registered Shares	2,890,194
690	Tyson Foods, Inc., Class A	42,580
71,000	Uni-President Enterprises Corp.	133,116
104,000	Want Want China Holdings, Ltd.	71,987

		6,316,862

Gas Utilities (0.3%):
13,556	Gas Natural SDG SA	296,588
207,000	Tokyo Gas Co., Ltd.	943,568

		1,240,156

Health Care Equipment & Supplies (0.9%):
14,787	Abbott Laboratories	656,691
9,322	Baxter International, Inc.	483,439
29,000	HOYA Corp.	1,399,233
2,310	Medtronic plc	186,094
276	Stryker Corp.	36,335
10,826	Zimmer Holdings, Inc.	1,321,962

		4,083,754

Health Care Providers & Services (2.1%):
10,398	Acadia Healthcare Co., Inc.*^	453,353
14,130	Aetna, Inc.	1,802,282
4,600	Alfresa Holdings Corp.	79,868
5,955	Anthem, Inc.	984,838
44,663	Brookdale Senior Living, Inc.*^	599,824
1,042	Cardinal Health, Inc.	84,975
9,177	Centene Corp.*	653,953
11,916	HCA Holdings, Inc.*	1,060,405
330	McKesson Corp.	48,926
5,300	Medipal Holdings Corp.	83,293
38,221	NMC Health plc	847,005
466,098	PT Siloam International Hospital Tbk*	490,509
101,128	Spire Healthcare Group plc	409,629
2,200	Suzuken Co., Ltd.	72,352
43,285	Tenet Healthcare Corp.*^	766,577
449	UnitedHealth Group, Inc.	73,640

		8,511,429

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (0.7%):
13,544	Accor SA	$564,211
3,256	Chipotle Mexican Grill, Inc.*^	1,450,613
665	McDonald’s Corp.	86,191
2,630	Sodexo SA	309,319
9,686	Starbucks Corp.	565,566
877	Wyndham Worldwide Corp.	73,922

		3,049,822

Household Durables (0.3%):
3,000	Alpine Electronics, Inc.	43,282
11,496	Berkeley Group Holdings plc (The)	462,065
1,379	Coway Co., Ltd.	118,647
2,398	Mohawk Industries, Inc.*	550,317
2,800	Rinnai Corp.	223,261

		1,397,572

Household Products (0.0%):
1,801	Colgate-Palmolive Co.	131,815

Independent Power & Renewable Electricity Producers (0.1%):
13,090	NextEra Energy Partners LP^	433,671
4,895	Vistra Energy Corp.^	79,789

		513,460

Industrial Conglomerates (0.9%):
308	3M Co., Class C	58,930
1,700	Jardine Matheson Holdings, Ltd.	109,228
51,892	Koninklijke Philips Electronics NV	1,667,899
5,794	Roper Industries, Inc.^	1,196,403
4,000	Siemens AG, Registered Shares	547,890
27,999	Smiths Group plc	568,425

		4,148,775

Insurance (1.9%):
11,437	Allstate Corp. (The)	932,001
615	American International Group, Inc.	38,394
23,276	AXA SA	602,277
1,057	Axis Capital Holdings, Ltd.	70,851
65,289	Cathay Financial Holding Co., Ltd.	104,492
6,959	Chubb, Ltd.	948,164
727	Fairfax Financial Holdings, Ltd.	330,887
2,372	Hartford Financial Services Group, Inc. (The)	114,022
11,474	Marsh & McLennan Cos., Inc.	847,814
17,479	MetLife, Inc.	923,241
11,100	MS&AD Insurance Group Holdings, Inc.	354,323
22,500	NKSJ Holdings, Inc.	827,487
719	Prudential Financial, Inc.	76,703
612	Reinsurance Group of America, Inc.	77,712
21,700	Sony Financial Holdings, Inc.	350,237
21,200	Tokio Marine Holdings, Inc.	897,746
1,187	Travelers Cos., Inc. (The)	143,081
9,591	UnumProvident Corp.	449,722

		8,089,154

Internet & Direct Marketing Retail (1.0%):
3,941	Amazon.com, Inc.*	3,493,854
4,456	Expedia, Inc.	562,214

		4,056,068

Internet Software & Services (1.3%):
13,320	Alibaba Group Holding, Ltd., ADR*^	1,436,295
839	Alphabet, Inc., Class C*	696,001
95,700	Dropbox, Inc.*(a)(b)	1,078,539
16,527	Facebook, Inc., Class A*	2,347,660
5,547	Lookout, Inc.*(a)(b)	2,829
982	VeriSign, Inc.*^	85,542

		5,646,866

Shares		Fair Value
Common Stocks, continued
IT Services (1.1%):
678	Accenture plc, Class C	$81,279
196	Alliance Data Systems Corp.	48,804
1,418	Amdocs, Ltd.	86,484
13,253	Cognizant Technology Solutions Corp., Class A*	788,818
1,326	Computer Sciences Corp.	91,507
6,882	Global Payments, Inc.	555,240
63,128	Infosys, Ltd.	994,954
6,575	MasterCard, Inc., Class A	739,490
29,636	Sabre Corp.^	627,987
16,770	Square, Inc., Class A*	289,786
7,714	Visa, Inc., Class A	685,543

		4,989,892

Leisure Products (0.0%):
3,100	Yamaha Corp.	85,342

Life Sciences Tools & Services (0.1%):
11,787	Patheon NV*^	310,470
904	Thermo Fisher Scientific, Inc.	138,854

		449,324

Machinery (1.3%):
21,659	Doosan Bobcat, Inc.	710,718
11,184	GEA Group AG	474,845
90,090	Haitian International Holdings, Ltd.	209,599
8,100	Hino Motors, Ltd.	98,355
417	Illinois Tool Works, Inc.	55,240
30,600	Komatsu, Ltd.	800,655
32,200	Kubota Corp.	484,763
3,300	Kurita Water Industries, Ltd.	79,992
2,600	Makita Corp.	91,242
85,518	SKF AB, Class B^	1,693,554
444	WABCO Holdings, Inc.*^	52,134

		4,751,097

Media (1.8%):
2,492	Charter Communications, Inc., Class A*	815,681
55,575	Comcast Corp., Class A	2,089,064
9,302	DISH Network Corp., Class A*	590,584
2,846	Liberty Broadband Corp., Class A*	242,166
5,521	Liberty Broadband Corp., Class C*	477,014
6,648	Liberty Global plc, Class A*	238,464
10,058	Liberty Media Group, Class C*(a)	343,481
10,241	Liberty SiriusXM Group, Class A*	398,580
19,202	Liberty SiriusXM Group, Class C*	744,654
7,600	Nippon Television Holdings, Inc.	131,308
432	Omnicom Group, Inc.^	37,243
40,363	Pearson plc	344,240
66,466	RAI Way SpA^	345,989
724	Scripps Networks Interactive, Class C	56,740
8,600	SKY Perfect JSAT Holdings, Inc.	36,375
3,500	Toho Co., Ltd.	92,996
5,200	TV Asahi Holdings Corp.	98,492
37,077	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	202,114

		7,285,185

Metals & Mining (0.0%):
17,183	Platinum Group Metals, Ltd.*^	28,300
78,543	Platinum Group Metals, Ltd.*	128,026
444	POSCO	115,046
10,300	Tokyo Steel Manufacturing Co., Ltd.	86,615
2,300	Yamato Kogyo Co., Ltd.	59,500

		417,487

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.3%):
18,741	Target Corp.	$1,034,316

Multi-Utilities (0.7%):
48,863	Innogy Se*	1,844,343
4,211	National Grid plc	53,400
7,534	Sempra Energy	832,507

		2,730,250

Oil, Gas & Consumable Fuels (4.5%):
34,198	Anadarko Petroleum Corp.	2,120,276
37,667	BP plc, ADR^	1,300,265
57,206	BP plc	328,453
284	Chevron Corp.	30,493
117,353	Coal India, Ltd.	528,918
110,280	EnCana Corp.^	1,291,378
7,495	EQT Corp.	457,945
19,000	Formosa Petrochemical Corp.	66,356
79,900	INPEX Corp.	788,376
72,508	Marathon Oil Corp.	1,145,626
59,171	Marathon Petroleum Corp.	2,990,502
32,131	Oil & Natural Gas Corp., Ltd.	91,619
778	Phillips 66	61,633
86,298	Reliance Industries, Ltd.*	1,757,269
38,484	Royal Dutch Shell plc, Class A, ADR	2,029,261
41,253	Royal Dutch Shell plc, Class A	1,086,519
14,022	Snam SpA	60,638
27,800	Thai Oil Public Co., Ltd.	61,111
862	Total SA, ADR	43,462
18,138	Total SA	916,227
1,620	Valero Energy Corp.	107,390
33,322	Williams Cos., Inc. (The)	985,998

		18,249,715

Personal Products (0.4%):
20,554	Edgewell Personal Care Co.*^	1,503,320
1,724	Unilever NV	85,640

		1,588,960

Pharmaceuticals (2.8%):
5,500	Astellas Pharma, Inc.	72,591
19,070	AstraZeneca plc	1,171,827
14,778	Bayer AG, Registered Shares	1,703,296
15,815	Catalent, Inc.*	447,881
52,042	GlaxoSmithKline plc	1,082,388
1,251	Johnson & Johnson Co.	155,812
5,604	Merck & Co., Inc.	356,078
17,211	Mylan NV*	671,057
3,100	Otsuka Holdings Co., Ltd.	140,143
16,953	Perrigo Co. plc	1,125,509
78,927	Pfizer, Inc.	2,700,093
13,088	Sanofi-Aventis SA	1,184,047
1,500	Sawai Pharmaceutical Co., Ltd.	81,210

		10,891,932

Professional Services (0.1%):
374	Manpower, Inc.	38,361
9,054	Randstad Holding NV	522,356

		560,717

Real Estate Management & Development (1.4%):
410,200	CapitaLand, Ltd.	1,064,760
25,000	Hang Lung Properties, Ltd.	65,112
82,000	Mitsubishi Estate Co., Ltd.	1,499,800
46,000	Sino Land Co., Ltd.	80,606
76,666	Sun Hung Kai Properties, Ltd.	1,126,360
10,000	Swire Pacific, Ltd., Class A	100,090
49,034	The St. Joe Co.*^	836,030
15,874	Vonovia SE	559,367
16,000	Wharf Holdings, Ltd. (The)	137,296

		5,469,421

Shares		Fair Value
Common Stocks, continued
Road & Rail (0.9%):
67,300	ComfortDelGro Corp., Ltd.	$123,198
18,200	East Japan Railway Co.	1,588,078
15,184	Kansas City Southern	1,302,180
10,000	Kyushu Railway Co.	307,949
5,700	Seino Holdings Co., Ltd.	64,149
7,300	West Japan Railway Co.	475,567

		3,861,121

Semiconductors & Semiconductor Equipment (0.8%):
1,835	Intel Corp.	66,188
734	KLA-Tencor Corp.	69,781
27,735	QUALCOMM, Inc.	1,590,326
10,400	ROHM Co., Ltd.	693,695
10,660	SK Hynix, Inc.	481,327
29,100	SUMCO Corp.	487,322

		3,388,639

Software (2.4%):
685	Adobe Systems, Inc.*	89,139
7,086	Electronic Arts, Inc.*	634,339
5,100	Intuit, Inc.	591,549
10,540	Microsoft Corp.	694,164
3,900	Nintendo Co., Ltd.	907,250
37,067	Nuance Communications, Inc.*	641,630
26,866	Snap, Inc., Class A*^	605,291
3,100	Trend Micro, Inc.	138,169
68,532	Uber Technologies, Inc.*(a)(b)	3,573,258
14,870	UbiSoft Entertainment SA*	634,971
6,086	VMware, Inc., Class A*^	560,764

		9,070,524

Specialty Retail (1.1%):
12,660	Bed Bath & Beyond, Inc.^	499,564
4,393	Home Depot, Inc. (The)	645,024
24,162	Lowe’s Cos., Inc.	1,986,358
800	Shimamura Co., Ltd.	105,829
15,077	Urban Outfitters, Inc.*^	358,230
12,752	Williams-Sonoma, Inc.^	683,762
68,300	Yamada Denki Co., Ltd.^	341,663

		4,620,430

Technology Hardware, Storage & Peripherals (1.1%):
27,776	Apple, Inc.(c)	3,990,301
2,800	Fujifilm Holdings Corp.	109,661
48,668	Pure Storage, Inc., Class A*^	478,406
499	Western Digital Corp.	41,182

		4,619,550

Textiles, Apparel & Luxury Goods (0.8%):
11,361	Luxottica Group SpA	627,097
3,195	LVMH Moet Hennessy Louis Vuitton SA	702,449
19,923	Michael Kors Holdings, Ltd.*	759,266
7,791	Nike, Inc., Class C	434,192
406	PVH Corp.	42,009
4,929	Ralph Lauren Corp.^	402,305

		2,967,318

Tobacco (0.0%):
1,451	Altria Group, Inc.	103,630
3,300	Japan Tobacco, Inc.	107,443
2,011	KT&G Corp.	175,345

		386,418

Trading Companies & Distributors (0.0%):
574	United Rentals, Inc.*^	71,779

Transportation Infrastructure (0.0%):
8,000	Kamigumi Co., Ltd.	69,262

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (0.9%):
27,800	Advanced Information Service plc	$144,026
2,383	China Mobile, Ltd., ADR	131,613
44,000	Far EasTone Telecommunications Co., Ltd.	108,044
82,600	Intouch Holdings Public Co., Ltd.	134,017
14,500	KDDI Corp.	381,055
9,900	NTT DoCoMo, Inc.	230,768
517	SK Telecom Co., Ltd.	116,704
47,000	Taiwan Mobile Co., Ltd.	172,695
21,839	Vodafone Group plc, ADR	577,205
628,489	Vodafone Group plc	1,634,305

		3,630,432

Total Common Stocks (Cost $191,234,290)		225,915,094

Preferred Stocks (1.6%):
Automobiles (0.1%):
2,595	Volkswagen AG, 0.12%	378,004

Banks (0.2%):
15,051	Citigroup Capital XIII, Series A, 1.99%	401,109
2,611	U.S. Bancorp, Series G, 0.96%	65,275
7,094	U.S. Bancorp, Series F, 0.91%	203,314
84,000	USB Capital IX, 3.50%	71,400

		741,098

Commercial Services & Supplies (0.1%):
3,136	Stericycle, Inc., 7.34%^	224,381

Consumer Finance (0.1%):
16,911	GMAC Capital Trust I, Series 2, 0.94%	430,047

Equity Real Estate Investment Trusts (0.1%):
1,639	American Tower Corp., Series A, 4.92%	186,846
6,282	Welltower, Inc., Series I, 5.15%	396,520

		583,366

Health Care Providers & Services (0.3%):
16,596	Anthem, Inc., 5.20%^	829,633
143,925	Grand Rounds, Inc.*(a)(b)	413,065

		1,242,698

Internet Software & Services (0.2%):
63,925	Lookout, Inc.*(a)(b)	632,858

Multi-Utilities (0.2%):
13,401	Dominion Resources, Inc., 3.32%^	681,843

Pharmaceuticals (0.1%):
686	Allergan plc, Series A, 0.08%	582,949

Software (0.2%):
116,157	Palantir Technologies, Inc., Series I*(a)(b)	922,286

Total Preferred Stocks (Cost $6,085,499)		6,419,530

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.	16,386

Total Warrant (Cost $–)		16,386

Convertible Preferred Stocks (0.3%):
Banks (0.0%):
131	Wells Fargo & Co., Series L, Class A, 6.05%	162,276

Internet Software & Services (0.3%):
144,482	Domo, Inc., Series E*(a)(b)	1,203,535

Total Convertible Preferred Stocks (Cost $1,361,004)		1,365,811

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.1%):
Household Durables (0.1%):
$ 3,065,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)(d)	$161,525
23,389	Jawbone, 0.00%*(a)(b)	63,852

		225,377

Oil, Gas & Consumable Fuels (0.0%):
268,000	Project Samson BND Corp., 12.00%, 4/1/20(a)(b)(d)	14,124

Total Private Placements (Cost $3,333,000)		239,501

Convertible Bonds (1.1%):
Diversified Telecommunication Services (0.2%):
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(e)	304,170
500,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+	523,803

		827,973

Electrical Equipment (0.1%):
370,000	Suzlon Energy, Ltd., Series SUEL, 5.75%, 7/16/19(d)(e)	418,100

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)(f)	2,000

Multi-Utilities (0.0%):
3,561	Dominion Resources, Inc., 6.75%, 7/1/17	179,118

Oil, Gas & Consumable Fuels (0.3%):
486,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	155,520
596,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	149,000
631,620	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(e)	549,509

		854,029

Pharmaceuticals (0.2%):
700,000	Bayer Capital Corp. BV, 5.63%, 11/22/19+(e)	868,476

Real Estate Management & Development (0.0%):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(e)	183,679

Semiconductors & Semiconductor Equipment (0.0%):
113,000	Intel Corp., 3.25%, 8/1/39	197,397

Wireless Telecommunication Services (0.3%):
6,388	Mandatory Exchange Trust, 5.75%, 6/1/19	826,927

Total Convertible Bonds (Cost $5,469,800)		4,357,699

Bank Loans (0.5%):
Capital Markets (0.2%):
102,487	Sheridan Production Partners, 4.25%, 12/2/20(d)(g)	84,039
38,233	Sheridan Production Partners, 4.25%, 12/16/20(d)(g)	31,351
736,585	Sheridan Production Partners, 4.25%, 12/16/20(d)(g)	604,000

		719,390

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Bank Loans, continued
Energy Equipment & Services (0.1%):
$ 178,464	Drillships Financing Holdings, Inc., 5.50%, 3/31/21(d)	$127,334
374,634	Seadrill, Ltd., 4.00%, 2/21/21(d)	253,189

		380,523

Hotels, Restaurants & Leisure (0.1%):
525,310	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(d)	528,951

Oil, Gas & Consumable Fuels (0.1%):
405,533	Fieldwood Energy LLC, 8.38%, 9/20/20(d)	288,942
111,961	Fieldwood Holdings LLC, 0.00%, 8/31/20(d)	105,454

		394,396

Total Bank Loans (Cost $2,450,092)		2,023,260

Collateralized Mortgage Obligations (0.1%):
459,000	Logistics UK, Class F, Series 2015-1A, 4.05%, 8/20/25(a)(b)(d)	552,102

Total Collateralized Mortgage Obligations (Cost $690,066)		552,102

Corporate Bonds (4.1%):
Banks (0.6%):
168,000	Bank of America Corp., 2.00%, 1/11/18, MTN	168,429
163,000	Bank of America Corp., 2.60%, 1/15/19	164,697
473,000	Citigroup, Inc., 1.80%, 2/5/18	473,243
389,000	Citigroup, Inc., Series O, 5.87%, 12/29/49, Callable 3/27/20 @ 100^(d)	402,372
451,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100^	446,317
137,000	JPMorgan Chase & Co., 4.35%, 8/15/21	146,619
378,000	JPMorgan Chase & Co., 1.94%, 1/15/23, Callable 1/15/22 @ 100(d)	380,868
162,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	170,462

		2,353,007

Biotechnology (0.2%):
353,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100	355,407
286,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100	282,409

		637,816

Capital Markets (0.5%):
1,060,000	Goldman Sachs Group, Inc., 2.60%, 12/27/20, Callable 12/27/19 @ 100	1,060,164
321,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100^(d)	331,882
337,000	Goldman Sachs Group, Inc. (The), Series M, 5.38%, 12/31/49, Callable 5/10/20 @ 100(d)	344,583

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 238,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100(d)	$242,308

		1,978,937

Communications Equipment (0.1%):
229,000	Cisco Systems, Inc., 2.20%, 2/28/21	229,098
53,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	58,433

		287,531

Consumer Finance (0.5%):
203,000	Ally Financial, Inc., 3.50%, 1/27/19	204,523
209,000	American Express Co., Series C, 5.01%, 12/29/49, Callable 3/15/20 @ 100^(d)	208,739
655,000	American Express Credit, 2.70%, 3/3/22, Callable 1/31/22 @ 100	654,213
264,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	272,758
200,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19	200,496
250,000	General Motors Financial Co., 3.50%, 7/10/19	256,845
132,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	133,010
122,000	Hyundai Capital America, 2.00%, 3/19/18(e)	122,110
87,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	89,641

		2,142,335

Diversified Financial Services (0.1%):
231,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100	231,057

Diversified Telecommunication Services (0.8%):
412,000	AT&T, Inc., 2.38%, 11/27/18^	414,855
660,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	656,565
2,119,000	Verizon Communications, 3.13%, 3/16/22	2,130,399
80,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	77,167
156,000	Verizon Communications, Inc., 2.63%, 8/15/26^	142,450

		3,421,436

Equity Real Estate Investment Trusts (0.0%):
140,000	American Tower Corp., 3.40%, 2/15/19	143,130

Health Care Equipment & Supplies (0.1%):
370,000	Medtronic, Inc., 3.15%, 3/15/22	380,803

Hotels, Restaurants & Leisure (0.1%):
240,000	Hilton Worldwide Finance LLC, 4.63%, 4/1/25, Callable 4/1/20 @ 102.31(e)	242,928

Industrial Conglomerates (0.1%):
38,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	41,996

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates, continued
$ 196,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(d)	$198,940
332,000	General Electric Co., Series D, 5.00%, 12/31/49, Callable 1/21/21 @ 100(d)	350,260

		591,196

Insurance (0.1%):
184,000	Prudential Financial, Inc., 5.87%, 9/15/42, Callable 9/15/22 @ 100(d)	199,962
122,000	Prudential Financial, Inc., 5.63%, 6/15/43, Callable 6/15/23 @ 100(d)	130,723

		330,685

Internet Software & Services (0.0%):
163,000	eBay, Inc., 3.80%, 3/9/22, Callable 2/9/22 @ 100	169,629

Media (0.2%):
114,000	Cablevision Systems Corp., 5.88%, 9/15/22^	114,998
265,000	CCO Holdings LLC/Capital Corp., 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(e)	266,325
47,150	Delta Topco, Ltd., 2.00%, 7/23/19(a)(b)	68,318
300,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100	314,999

		764,640

Multiline Retail (0.0%):
156,598	Neiman Marcus Group, Ltd., Inc., 0.00%, 10/25/20(d)	125,614

Oil, Gas & Consumable Fuels (0.0%):
136,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100	147,547

Personal Products (0.1%):
179,000	Edgewell Personal Care Co., 4.70%, 5/19/21	187,503
167,000	Edgewell Personal Care Co., 4.70%, 5/24/22	173,680

		361,183

Pharmaceuticals (0.1%):
149,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(e)	161,461
228,000	Mylan, Inc., 2.55%, 3/28/19	228,873

		390,334

Real Estate Management & Development (0.1%):
473,000	Global Logistic Properties, Ltd., 3.88%, 6/4/25(b)(e)	443,889

Semiconductors & Semiconductor Equipment (0.1%):
388,000	QUALCOMM, Inc., 3.00%, 5/20/22	392,649

Software (0.1%):
80,000	Activision Blizzard, 2.30%, 9/15/21, Callable 8/15/21 @ 100(e)	78,328

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$ 511,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100	$502,119

		580,447

Technology Hardware, Storage & Peripherals (0.1%):
570,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100	576,819

Wireless Telecommunication Services (0.1%):
53,000	T-Mobile USA, Inc., 4.00%, 4/15/22^	53,861
210,000	T-Mobile USA, Inc., 6.00%, 4/15/24, Callable 4/15/19 @ 104.5	223,913

		277,774

Total Corporate Bonds (Cost $16,794,370)		16,971,386

Foreign Bonds (12.2%):
Banks (0.2%):
330,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 126+(d)	750,611

Metals & Mining (0.0%):
139,000	Constellium NV, 7.00%, 1/15/23+(e)	151,610

Sovereign Bonds (12.0%):
2,036,000	Australian Government, Series 124, 5.75%, 5/15/21+	1,778,524
3,655,000	Australian Government, Series 128, 5.75%, 7/15/22+	3,275,784
609,000	Australian Government, Series 133, 5.50%, 4/21/23+	547,352
2,485,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/18+(h)	814,315
1,256,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/22+(h)	1,245,946
6,680,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/23+(h)	2,194,320
1,804,831	Bundesrepub. Deutshland, 0.26%, 8/15/26+	1,879,318
1,120,000	Canada Housing Trust, 1.25%, 6/15/21+(e)	836,517
1,717,000	Canadian Government, 0.25%, 5/1/18+	1,285,445
4,374,000	Canadian Government, 0.50%, 8/1/18+	3,280,747
1,097,000	Canadian Government, 0.75%, 3/1/21+	816,319
490,000,000	Japan Treasury Discount Bill, Series 655, 0.00%, 4/10/17+(i)	4,402,204
280,000,000	Japan Treasury Discount Bill, Series 659, 0.00%, 4/24/17+(i)	2,515,764
520,000,000	Japan Treasury Discount Bill, Serries 650, 0.00%, 6/12/17+(i)	4,673,087
218,500,000	Japan Treasury Discount Bill, Series 362, 0.10%, 3/15/18+	1,969,935
273,450,000	Japan Treasury Discount Bill, Series 369, 0.10%, 10/15/18+	2,469,476
31,399,800	Mexican Bonos Desarr, 8.50%, 12/13/18+(d)(j)	1,724,486
61,705,100	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(d)(j)	3,254,932
2,481,000	New Zealand Government, Series 0521, 6.00%, 5/15/21+	1,975,496

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 696,548	Obrigacoes Do Tesouro, 3.85%, 4/15/21+	$810,198
4,087,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+	1,028,478
4,125,000	Poland Government Bond, Series 0726, 2.50%, 7/25/26+	967,999
4,904,000	Poland Government Bond, 2.50%, 7/25/27+	1,131,378
217,000	Republic of Argentina, 3.88%, 1/15/22+(e)	229,470
488,000	Republic of Indonesia, 2.63%, 6/14/23+(e)	545,276
1,520,000	Romania Government Bond, 4.75%, 2/24/25+	383,784
1,150,700	United Kingdom Treasury, 1.25%, 7/22/18+	1,462,706
523,990	United Kingdom Treasury, 1.75%, 7/22/19+	681,084
1,054,749	United Kingdom Treasury, 0.50%, 7/22/22+(e)	1,317,975

		49,498,315

Total Foreign Bonds (Cost $50,280,189)		50,400,536

Yankee Dollars (2.8%):
Banks (0.4%):
494,000	BNP Paribas SA, 2.40%, 12/12/18	496,883
273,000	Export-Import Bank of Korea, 2.63%, 12/30/20	273,679
614,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100(d)	617,838
403,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19	412,559

		1,800,959

Capital Markets (0.1%):
207,000	UBS Group AG, 4.13%, 9/24/25(e)	210,502

Diversified Telecommunication Services (0.2%):
272,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 5/8/17 @ 102.5	244,460
89,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104^(e)	94,340
289,000	Telecom Italia SpA, 5.30%, 5/30/24^(e)	292,251

		631,051

Industrial Conglomerates (0.0%):
200,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(e)	72,000

Internet Software & Services (0.1%):
314,000	Alibaba Group Holding, Ltd., 3.13%, 11/28/21, Callable 9/28/21 @ 100	317,128

Oil, Gas & Consumable Fuels (0.3%):
509,000	Petrobras Global Finance, 6.13%, 1/17/22^	534,196
355,000	Petroleos Mexicanos, 4.77%, 3/11/22(d)(e)	381,625
368,000	Petroleos Mexicanos, 4.63%, 9/21/23^	370,116

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$ 58,000	YPF SA, 8.50%, 7/28/25(e)	$62,913

		1,348,850

Paper & Forest Products (0.2%):
1,018,000	TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56(e)	1,007,820

Pharmaceuticals (0.1%):
287,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	291,899

Real Estate Management & Development (0.0%):
150,500	IRSA Propiedades Comerciales SA, 8.75%, 3/23/23, Callable 3/23/20 @ 104.38(e)	165,637

Road & Rail (0.0%):
527,380	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 4/24/17 @ 100(a)	26,369

Sovereign Bonds (1.4%):
234,000	Federal Republic of Brazil, 4.88%, 1/22/21^	246,577
257,000	Federal Republic of Brazil, 2.63%, 1/5/23	238,368
279,000	Republic of Argentina, 6.88%, 4/22/21(e)	299,646
367,000	Republic of Argentina, 5.63%, 1/26/22(e)	375,808
662,000	Republic of Argentina, 7.50%, 4/22/26(e)	703,705
677,000	Republic of Argentina, 6.88%, 1/26/27(e)	686,478
513,000	Republic of Argentina, 7.13%, 7/6/36(e)	496,584
338,000	Republic of Hungary, 6.25%, 1/29/20	370,269
934,000	Republic of Hungary, 6.38%, 3/29/21	1,051,917
233,000	Republic of Indonesia, 6.88%, 1/17/18(e)	242,304
200,000	Republic of Indonesia, 3.70%, 1/8/22(e)	203,943
154,000	Republic of Poland, 5.00%, 3/23/22	169,021
209,000	Republic of Turkey, 6.75%, 4/3/18	217,124
461,000	Saudi International Bond, 2.38%, 10/26/21(e)	452,933

		5,754,677

Total Yankee Dollars (Cost $12,019,784)		11,626,892

U.S. Treasury Obligations (18.7%):
U.S. Treasury Bills (9.2%)
5,000,000	0.56%, 4/13/17(i)	4,998,995
13,657,000	0.62%, 4/20/17(i)	13,652,302
2,000,000	0.65%, 4/27/17(i)	1,999,026
2,000,000	0.63%, 5/4/17(i)	1,998,812
5,000,000	0.67%, 5/11/17(i)	4,996,205
4,000,000	0.68%, 5/18/17(i)	3,996,388
2,000,000	0.68%, 5/25/17(i)	1,997,930
4,000,000	0.73%, 6/22/17(i)	3,993,312

		37,632,970

U.S. Treasury Inflation Index Notes (1.0%)
2,761,200	0.13%, 7/15/26	2,729,156

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
$ 1,166,800	0.38%, 1/15/27(c)	$1,167,891

		3,897,047

U.S. Treasury Notes (8.5%)
1,000,000	0.75%, 12/31/17(k)	997,969
938,500	1.13%, 7/31/21	910,199
20,294,400	1.88%, 1/31/22	20,249,995
5,292,800	1.88%, 2/28/22	5,281,431
8,483,000	2.25%, 2/15/27	8,374,647

		35,814,241

Total U.S. Treasury Obligations (Cost $77,340,655)		77,344,258

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $328,905)		127,955

Purchased Options (0.6%):
Total Purchased Options (Cost $2,193,699)		3,209,805

Exchange Traded Funds (3.3%):
2,334	ETFS Platinum Trust(k)	212,184
2,764	ETFS Physical Palladium Shares(k)	211,253
61,700	iShares Gold Trust(k)	741,017
104,833	SPDR Gold Trust(c)(k)	12,445,773

Total Exchange Traded Fund (Cost $13,769,833)		13,610,227

Securities Held as Collateral for Securities on Loan (6.6%):
$ 27,361,067	AZL BlackRock Global Allocation Fund Securities Lending Collateral Account(l)	27,361,067

Total Securities Held as Collateral for Securities on Loan (Cost $27,361,067)		27,361,067

Unaffiliated Investment Company (0.4%):
1,789,622	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(i)	1,789,622

Total Unaffiliated Investment Company (Cost $1,789,622)		1,789,622

Total Investment Securities (Cost $412,501,875)(m) - 106.9%		443,331,131
Net other assets (liabilities) - (6.9)%		(29,728,798)

Net Assets - 100.0%		$413,602,333

Percentages indicated are based on net assets as of March 31, 2017.

ADR	-	American Depositary Receipt
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $25,884,266.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 2.19% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 2.21% of the net assets of the fund.
(c)	All or a portion of this security has been pledged as collateral for open derivative positions.
(d)	Variable rate security. The rate presented represents the rate in effect at March 31, 2017. The date presented represents the final maturity date.
(e)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(f)	Defaulted bond.
(g)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.17% of the net assets of the Fund.
(h)	Principal amount is stated in 1,000 Brazilian Real Units.
(i)	The rate represents the effective yield at March 31, 2017.
(j)	Principal amount is stated in 100 Mexican Peso Units.
(k)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(l)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(m)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2017:

Country	Percentage
Argentina	0.8%
Australia	1.5%
Belgium	0.4%
Bermuda	—	%NM
Brazil	1.1%
Canada	1.7%
Cayman Islands	0.1%
Chile	—	%NM
China	0.4%
Czech Republic	—	%NM
European Community	—	%NM
Finland	0.3%
France	2.9%
Germany	2.3%
Guernsey	—	%NM
Hong Kong	0.7%
Hungary	0.4%
India	1.0%
Indonesia	0.3%
Ireland (Republic of)	0.4%
Italy	1.0%
Japan	12.6%
Jersey	0.1%
Luxembourg	0.1%
Mexico	1.4%
Netherlands	1.3%
New Zealand	0.5%
Poland	0.7%
Portugal	0.2%
Republic of Korea (South)	0.7%
Romania	0.1%
Saudi Arabia	0.1%
Singapore	0.3%
Spain	0.6%
Sweden	0.5%
Switzerland	1.0%
Taiwan, Province Of China	0.3%
Thailand	0.1%
Turkey	—%
United Arab Emirates	0.2%
United Kingdom	4.7%
United States	59.2%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Securities Sold Short (-0.8%):

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Bank of Montreal	$(493,793)	$(573,779)	$(79,986)
Caterpillar, Inc.	(578,141)	(549,231)	28,910
First Quantum Minerals, Ltd.	(28,597)	(22,964)	5,633
Lyondellbasell Industries NV	(454,992)	(449,202)	5,790
Procter & Gamble Co. (The)	(599,100)	(605,948)	(6,848)
ProLogis, Inc.	(787,708)	(820,638)	(32,930)
Royal Bank of Canada	(621,331)	(698,421)	(77,090)

	$(3,563,662)	$(3,720,183)	$(156,521)

Futures Contracts

Cash of $497,430 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 June Futures (Euro)	Short	6/16/17	(9)	$(328,907)	$(4,106)
NASDAQ 100 E-Mini June Futures (U.S. Dollar)	Short	6/16/17	(35)	(3,806,950)	(31,759)
Nikkei 225 Index June Futures (Japanese Yen)	Short	6/8/17	(8)	(681,340)	11,169
S&P 500 Index E-Mini June Futures (U.S. Dollar)	Short	6/16/17	(55)	(6,487,800)	34,197
ASX SPI 200 Index June Futures (Australian Dollar)	Long	6/15/17	1	111,668	2,208
SGX Nifty 50 Index April Futures (U.S. Dollar)	Long	4/27/17	36	662,256	4,580

Total					$16,289

Option Contracts

Over-the-counter options purchased as of March 31, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
AFLAC, Inc.	Goldman Sachs	Call	85.00	USD	1/19/18	7,320	$4,283
Allstate Corp.	Goldman Sachs	Call	80.00	USD	1/19/18	4,662	26,334
Apple, Inc.	UBS Warburg	Call	110.00	USD	9/15/17	13,425	460,348
BB&T Corp.	Goldman Sachs	Call	40.00	USD	1/19/18	10,179	63,262
Capital One Financial Corp.	Goldman Sachs	Call	80.00	USD	1/19/18	10,419	119,833
Citigroup,Inc.	Goldman Sachs	Call	42.00	USD	1/19/18	6,262	29,587
Citigroup,Inc.	Goldman Sachs	Call	55.00	USD	1/19/18	14,279	111,954
CME Group Inc.	Goldman Sachs	Call	115.00	USD	1/19/18	5,010	50,469
Comerica Inc.	Goldman Sachs	Call	55.00	USD	1/19/18	8,756	138,057
E*Trade Financial Corp.	Goldman Sachs	Call	35.00	USD	1/19/18	12,968	50,619
Euro Stoxx 50 Index	Citigroup Global Markets	Call	3150.00	EUR	6/16/17	256	84,991
Euro Stoxx 50 Index	Deutsche Bank	Call	3426.55	EUR	9/21/18	106	26,105
Fifth Third Bancorp	Goldman Sachs	Call	25.00	USD	1/19/18	14,279	36,715
Franklin Resources, Inc.	Goldman Sachs	Call	45.00	USD	1/19/18	12,892	33,422
JPMorgan Chase & Co.	Goldman Sachs	Call	70.00	USD	1/19/18	14,279	270,310
Keycorp	Goldman Sachs	Call	15.00	USD	1/19/18	14,279	49,686
Lincoln Natl Corp.	Goldman Sachs	Call	55.00	USD	1/19/18	8,673	112,567
MetLife, Inc.	Goldman Sachs	Call	52.50	USD	1/19/18	14,279	64,433
Morgan Stanley	Goldman Sachs	Call	35.00	USD	1/19/18	14,279	128,203
Munulife Financial Corp.	Goldman Sachs	Call	22.00	CAD	1/19/18	14,279	24,905
QUALCOMM, Inc.	Deutsche Bank	Call	52.50	USD	5/19/17	12,183	66,349

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Regions Financial Corp.	Goldman Sachs	Call	12.00	USD	1/19/18	14,279	$43,525
SPDR Gold Shares(a)	Societe Generale	Call	120.00	USD	5/19/17	10,509	17,373
SPDR Gold Shares(a)	Morgan Stanley	Call	120.00	USD	6/30/17	15,756	39,936
SPDR Gold Shares(a)	Morgan Stanley	Call	121.00	USD	7/21/17	11,905	29,889
SPDR Gold Shares(a)	Morgan Stanley	Call	121.00	USD	8/18/17	11,249	34,213
SPDR Gold Shares(a)	JPMorgan Chase	Call	122.00	USD	10/20/17	9,269	34,818
SPDR Gold Shares(a)	JPMorgan Chase	Call	120.00	USD	11/17/17	11,386	57,738
SPDR Gold Trust(a)	Morgan Stanley	Call	122.00	USD	9/29/17	14,970	50,793
State Street Corp.	Goldman Sachs	Call	72.50	USD	1/19/18	9,661	109,711
SunTrust Banks, Inc.	Goldman Sachs	Call	55.00	USD	1/19/18	14,279	71,327
Synchrony Financial	Goldman Sachs	Call	35.00	USD	1/19/18	14,279	41,782
TD Ameritrade Holding Corp.	Goldman Sachs	Call	40.00	USD	1/19/18	12,170	36,500
The Charles Schwab Corp.	Goldman Sachs	Call	40.00	USD	1/19/18	14,279	66,485
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	1550.00	JPY	4/14/17	77,427	3,112
Tokyo Stock Exchange Price Index	BNP Paribas	Call	1575.00	JPY	4/14/17	97,201	1,104
Tokyo Stock Exchange Price Index	Societe Generale	Call	1575.00	JPY	5/12/17	129,265	9,702
Tokyo Stock Exchange Price Index	BNP Paribas	Call	1550.00	JPY	6/9/17	77,573	16,555
Tokyo Stock Exchange Price Index	Goldman Sachs	Call	1600.00	JPY	7/14/17	130,490	18,803
Tokyo Stock Exchange Price Index	UBS Warburg	Call	1600.00	JPY	9/8/17	88,751	20,786
Travelers Companies, Inc.	Goldman Sachs	Call	135.00	USD	1/19/18	4,416	8,549
Wells Fargo & Co.	Goldman Sachs	Call	55.00	USD	1/19/18	15,995	67,671
Zions Bancorporation	Goldman Sachs	Call	35.00	USD	1/19/18	11,707	100,599
Ibovespa Brasil Sao Paulo Index	Bank of America	Put	59177.00	BRL	4/12/17	68	495
Russell 2000 Index	Morgan Stanley	Put	1350.00	USD	4/21/17	1,940	12,729
Russell 2000 Index	Morgan Stanley	Put	1335.00	USD	5/19/17	1,296	18,437
Russell 2000 Index	UBS Warburg	Put	1360.00	USD	5/19/17	1,173	24,108
S&P 500 Index	Deutsche Bank	Put	2325.00	USD	4/21/17	1,177	9,060
S&P 500 Index	Citigroup	Put	2325.00	USD	5/19/17	1,565	34,725
S&P 500 Index	BNP Paribas	Put	2330.00	USD	5/19/17	653	15,318
S&P 500 Index	Bank of America	Put	2300.00	USD	6/16/17	1,554	43,462

Total							$2,991,737

Over-the-counter options written as of March 31, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Apple, Inc.	UBS Warburg	Call	130.00	USD	9/15/17	13,425	$(225,886)
Ibovespa Brasil Sao Paulo Index	Bank of America	Call	64946.76	BRL	4/12/17	68	(25,530)
Russell 2000 Index	Morgan Stanley	Call	1435.00	USD	5/19/17	1,296	(13,915)
Russell 2000 Index	UBS Warburg	Call	1460.00	USD	5/19/17	1,173	(6,796)
S&P 500 Index	Bank of America	Call	2390.00	USD	6/16/17	1,554	(46,077)
SPDR Gold Shares(a)	Morgan Stanley	Call	140.00	USD	6/30/17	15,756	(1,714)
SPDR Gold Shares(a)	JPMorgan Chase	Call	146.00	USD	10/20/17	93	(3,714)
SPDR Gold Shares(a)	JPMorgan Chase	Call	137.00	USD	11/17/17	113	(12,204)

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

SPDR Gold Trust(a)	Morgan Stanley	Call	143.00	USD	7/21/17	11,905	$(1,493)
SPDR Gold Trust(a)	Morgan Stanley	Call	145.00	USD	9/29/17	14,970	(4,960)
Tokyo Stock Exchange Price Index	UBS Warburg	Call	1750.00	JPY	9/8/17	88,751	(3,271)
Apple, Inc.	UBS Warburg	Put	100.00	USD	9/15/17	13,425	(3,626)
Euro Stoxx 50 Index	Deutsche Bank	Put	2586.07	EUR	9/21/18	106	(9,453)
Ibovespa Brasil Sao Paulo Index	Bank of America	Put	50300.45	BRL	4/12/17	68	—
QUALCOMM, Inc.	Deutsche Bank	Put	40.00	USD	5/19/17	12,183	(165)
Russell 2000 Index	Morgan Stanley	Put	1250.00	USD	4/21/17	1,940	(1,564)
Russell 2000 Index	Morgan Stanley	Put	1215.00	USD	5/19/17	1,296	(3,492)
Russell 2000 Index	UBS Warburg	Put	1260.00	USD	5/19/17	1,173	(5,762)
S&P 500 Index	Deutsche Bank	Put	2175.00	USD	4/21/17	1,177	(1,176)
S&P 500 Index	BNP Paribas	Put	2160.00	USD	5/19/17	653	(3,208)
S&P 500 Index	Citigroup	Put	2175.00	USD	5/19/17	1,565	(8,772)
S&P 500 Index	Bank of America	Put	2150.00	USD	6/16/17	1,554	(14,820)
SPDR Gold Shares(a)	JPMorgan Chase	Put	105.00	USD	10/20/17	93	(6,575)
SPDR Gold Shares(a)	JPMorgan Chase	Put	103.00	USD	11/17/17	113	(7,797)
SPDR Gold Trust(a)	Morgan Stanley	Put	105.00	USD	9/29/17	14,970	(8,585)
Tokyo Stock Exchange Price Index	Goldman Sachs	Put	1475.00	JPY	7/14/17	65,245	(21,248)

Total (Premiums $573,926)							$(441,803)

Over-the-counter currency options purchased as of March 31, 2017 were as follows:

Description	Counterparty	Strike Price		Expiration Date	Notional Amount	Fair Value
European Dollar Call Currency Option (USD/EUR)	UBS Warburg	1.20	EUR	3/27/18	10,512,802	$56,326
European Dollar Call Currency Option (USD/EUR)	Morgan Stanley	1.12	EUR	4/6/17	25,604	56
European Dollar Call Currency Option (USD/EUR)	Goldman Sachs	1.10	EUR	4/20/17	17,270	533
European Dollar Call Currency Option (USD/EUR)	Deutsche Bank	1.11	EUR	5/4/17	18,194	1,744
European Dollar Call Currency Option (USD/EUR)	UBS Warburg	1.10	EUR	5/12/17	26,101	13,417
European Dollar Call Currency Option (USD/EUR)	JPMorgan Chase	1.10	EUR	5/25/17	26,160	15,170
European Dollar Call Currency Option (USD/EUR)	BNP Paribas	1.13	EUR	6/21/17	26,278	7,094
European Dollar Call Currency Option (USD/EUR)	UBS Warburg	1.13	EUR	7/20/17	26,278	12,265
Great Britain Pound Call Currency Option (USD/GBP)	JPMorgan Chase	1.28	GBP	8/21/17	26,159	47,165
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	114.50	USD	5/18/17	26,022	8,753
Japanese Yen Call Currency Option (USD/JPY)	UBS Warburg	116.00	USD	5/18/17	26,123	4,351
Japanese Yen Call Currency Option (USD/JPY)	Morgan Stanley	113.50	USD	6/23/17	26,287	22,942
Maxican Call Currency Option (USD/MXN)	UBS Warburg	19.40	USD	6/20/17	1,314,803	21,113
Norwegian Put Currency Option (USD/NOK)	BNP Paribas	8.30	USD	6/16/17	1,312,252	7,140

Total						$218,069

Over-the-counter currency options written as of March 31, 2017 were as follows:

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Description	Counterparty	Strike Price		Expiration Date	Notional Amount	Fair Value
Great Britain Pound Call Currency Option (USD/GBP)	JPMorgan Chase	1.34	GBP	8/21/17	(52,318)	$(24,652)
Japanese Yen Call Currency Option (USD/JPY)	Barclays Bank	121.75	USD	4/6/17	(25,810)	(44)
Japanese Yen Call Currency Option (USD/JPY)	Goldman Sachs	119.00	USD	4/14/17	(25,403)	(293)
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	120.00	USD	5/18/17	(26,022)	(747)
Maxican Call Currency Option (USD/MXN)	Morgan Stanley	26.00	USD	1/22/18	(12,989)	(3,368)
Maxican Call Currency Option (USD/MXN)	Goldman Sachs	21.75	USD	4/5/17	(12,910)	(56)
Maxican Call Currency Option (USD/MXN)	UBS Warburg	20.40	USD	6/20/17	(2,629,606)	(14,433)
New Zealand Call Currency Option (USD/NZD)	Goldman Sachs	0.73	NZD	5/4/17	(18,074)	(524)
Norwegian Call Currency Option (USD/NOK)	UBS Warburg	9.05	USD	4/5/17	(12,896)	(45)
Norwegian Call Currency Option (USD/NOK)	BNP Paribas	8.85	USD	6/16/17	(1,312,252)	(9,843)
European Dollar Put Currency Option (USD/EUR)	Morgan Stanley	1.05	EUR	4/6/17	(25,604)	(477)
European Dollar Put Currency Option (USD/EUR)	Goldman Sachs	1.03	EUR	4/20/17	(17,270)	(745)
European Dollar Put Currency Option (USD/EUR)	BNP Paribas	1.04	EUR	6/21/17	(26,278)	(21,795)
European Dollar Put Currency Option (USD/EUR)	UBS Warburg	1.05	EUR	7/20/17	(26,278)	(28,791)
Japanese Yen Put Currency Option (USD/JPY)	Barclays Bank	109.00	USD	4/6/17	(25,810)	(1,246)
Japanese Yen Put Currency Option (USD/JPY)	Goldman Sachs	108.00	USD	4/14/17	(25,403)	(1,728)
Japanese Yen Put Currency Option (USD/JPY)	JPMorgan Chase	108.00	USD	5/18/17	(26,022)	(12,797)
Japanese Yen Put Currency Option (USD/JPY)	UBS Warburg	108.50	USD	5/18/17	(26,123)	(15,240)
Japanese Yen Put Currency Option (USD/JPY)	Morgan Stanley	105.25	USD	6/23/17	(26,287)	(11,663)
New Zealand Put Currency Option (USD/NZD)	Goldman Sachs	0.66	NZD	5/4/17	(18,075)	(340)

Total (Premiums $417,541)						$(148,827)

Over-the-counter interest rate swaptions purchased as of March 31, 2017 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
RTR 10Y Call 2.037 04/11/17	Bank of America	Call	2.04	USD	4/11/17	1,041	$219
RTR 5Y USD Call 1.90 05/23/17	Deutsche Bank	Call	1.90	USD	5/23/17	2,641	36,317
RTR USD 10Y C2.23 4/20/17	Bank of America	Call	2.23	USD	4/20/17	530	5,672
RTR USD 5Y C2 5/12/17	Goldman Sachs	Call	2.00	USD	5/12/17	1,059	24,495
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	1.07	JPY	4/4/18	1,006,980	428
MC USD 2Y P2.25 6/2/17	Goldman Sachs	Put	2.25	USD	6/2/17	2,117	43,348
RTP EUR 30Y P1.5 06/09/17	Goldman Sachs	Put	1.50	EUR	6/9/17	95	17,476

Total							$127,955

Over-the-counter interest rate swaptions written as of March 31, 2017 were as follows:

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
MC USD 2Y C2.0 06/02/17	Goldman Sachs	Call	2.00	USD	6/2/17	(2,120)	$(13,885)
RTR 5Y USD Call 1.65 05/23/17	Deutsche Bank	Call	1.65	USD	5/23/17	(3,962)	(7,047)
RTR USD 10Y C2.13 4/20/17	Bank of America	Call	2.13	USD	4/20/17	(530)	(1,712)
RTR USD 5Y C1.8 5/12/17	Goldman Sachs	Call	1.80	USD	5/12/17	(1,059)	(4,450)

Total (Premiums $83,288)							$(27,094)

Forward Currency Contracts

At March 31, 2017, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Deutsche Bank	4/28/17	507,000	$384,590	$387,049	$(2,459)
Australian Dollar	Citigroup Global Markets	5/10/17	1,315,000	1,012,938	1,003,653	9,285
Australian Dollar	Goldman Sachs	5/10/17	1,296,000	997,881	989,152	8,729
Brazilian Real	Goldman Sachs	6/19/17	3,267,956	1,011,000	1,024,962	(13,962)
Japanese Yen	Credit Suisse First Boston	4/7/17	116,412,660	1,030,000	1,046,146	(16,146)
Japanese Yen	Goldman Sachs	4/7/17	117,520,597	1,031,000	1,056,103	(25,103)
Japanese Yen	Deutsche Bank	4/10/17	490,000,000	4,242,865	4,403,951	(161,086)
Japanese Yen	Barclays Bank	4/24/17	280,000,000	2,440,810	2,518,007	(77,197)
Japanese Yen	Deutsche Bank	5/11/17	71,301,000	627,042	641,606	(14,564)
Japanese Yen	Credit Suisse First Boston	6/12/17	520,000,000	4,609,888	4,685,285	(75,397)
Mexican Peso	Goldman Sachs	6/8/17	20,514,667	1,022,000	1,084,154	(62,154)
New Zealand Dollar	UBS Warburg	5/4/17	1,421,000	1,040,740	994,936	45,804
New Zealand Dollar	JPMorgan Chase	5/10/17	1,430,000	1,045,674	1,001,057	44,617
South African Rand	UBS Warburg	5/19/17	16,526,000	1,245,375	1,222,596	22,779

				$21,741,803	$22,058,657	$(316,854)

Long Contracts:
Japanese Yen	Credit Suisse First Boston	4/7/17	116,412,660	$1,029,012	$1,046,146	$17,134
Japanese Yen	Goldman Sachs	4/7/17	117,520,597	1,037,311	1,056,103	18,792
Norwegian Krone	Morgan Stanley	4/27/17	3,339,000	390,618	389,169	(1,449)

				$2,456,941	$2,491,418	$34,477

At March 31, 2017, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased		Amount Sold		Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro/Polish Zloty	Deutsche Bank	382,000	EUR	1,644,777	PLN	$414,389	$408,856	$(5,533)
European Euro/Polish Zloty	Deutsche Bank	572,000	EUR	2,456,025	PLN	619,742	613,214	(6,528)

						$1,034,131	$1,022,070	$(12,061)

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Agreements - Buy Protection(b)

At March 31, 2017, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at March 31, 2017 (%)(c)	Notional Amount ($)(d)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 27	JPMorgan Chase	12/20/21	3.11	256,445	5.00	(20,163)	(20,471)	308
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 27	JPMorgan Chase	12/20/21	0.59	314,006	1.00	(5,814)	(4,985)	(829)

						(25,977)	(25,456)	(521)

Over-the-counter Currency Swap Agreements

At March 31, 2017, the Fund’s open over-the-counter currency swap agreements were as follows:

Pay/ Receive Floating Rate	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)		Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	1.963	3/15/18	Bank of America	131,550,000	JPY	(21,691)	(21,691)
Pay	1.838	3/15/18	Bank of America	86,950,000	JPY	(9,660)	(9,660)
Receive	2.012	10/15/18	Bank of America	273,450,000	JPY	183,122	183,122

						151,771	151,771

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Centrally Cleared Interest Rate Swap Agreements

At March 31, 2017, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)		Upfront Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Receive	3-Month U.S. Dollar LIBOR BBA	1.058	7/5/20	JPMorgan Chase	2,910,347	USD	32	(59,220)	(59,252)
Receive	3-Month U.S. Dollar LIBOR BBA	1.018	7/5/20	JPMorgan Chase	2,860,125	USD	31	(60,434)	(60,465)
Receive	3-Month U.S. Dollar LIBOR BBA	1.015	7/5/20	JPMorgan Chase	2,860,266	USD	—	(60,574)	(60,574)
Receive	3-Month U.S. Dollar LIBOR BBA	0.989	7/5/20	JPMorgan Chase	2,860,162	USD	—	(62,007)	(62,007)
Receive	3-Month U.S. Dollar LIBOR BBA	1.219	7/19/20	JPMorgan Chase	2,933,552	USD	—	(51,187)	(51,187)
Receive	3-Month U.S. Dollar LIBOR BBA	1.183	7/19/20	JPMorgan Chase	2,933,279	USD	—	(53,219)	(53,219)
Receive	3-Month U.S. Dollar LIBOR BBA	1.208	7/19/20	JPMorgan Chase	2,933,432	USD	—	(51,835)	(51,835)
Pay	6-Month Euro Interbank Offer Rate (EURIBOR)	0.415	3/7/23	JPMorgan Chase	4,684,846	EUR	69	(4,455)	(4,524)
Receive	3-Month U.S. Dollar LIBOR BBA	2.403	3/7/23	JPMorgan Chase	5,293,612	USD	74	23,975	23,901
Pay	6-Month Euro Interbank Offer Rate (EURIBOR)	0.373	8/15/26	JPMorgan Chase	1,804,831	EUR	31	55,534	55,503
Pay	3-Month U.S. Dollar LIBOR BBA	3.027	4/19/27	JPMorgan Chase	7,040,414	USD	—	(67,392)	(67,392)
Pay	6-Month Euro Interbank Offer Rate (EURIBOR)	0.938	7/31/27	JPMorgan Chase	2,464,500	EUR	40	(26,617)	(26,657)
Receive	3-Month U.S. Dollar LIBOR BBA	2.564	7/31/27	JPMorgan Chase	2,883,900	USD	44	23,941	23,897

								(393,490)	(393,811)

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Over-the-Counter Total Return Swaps at March 31, 2017

Pay/ Receive	Reference Entity	Expiration Date	Counterparty	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	89,520	EUR	$6,144
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	101,700	EUR	5,856
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	181,560	EUR	9,600
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	122,040	EUR	18,561
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	60,300	EUR	10,048
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	131,430	EUR	20,939
Pay	EURO Stoxx 50 Index Dividends December Futures	12/27/19	BNP Paribas SA	92,430	EUR	12,960
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/20	BNP Paribas SA	51,650	EUR	3,573
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	67,410	EUR	12,470
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	106,900	EUR	6,507
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	109,300	EUR	10,454
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	106,700	EUR	18,774
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	29,100	EUR	5,120
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	28,920	EUR	5,312
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	28,860	EUR	5,376
Pay	EURO Stoxx 50 Index Dividends December Futures	12/23/20	BNP Paribas SA	28,800	EUR	5,440
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/21	BNP Paribas SA	53,400	EUR	1,707
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	13,925,000	JPY	22,056
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	11,340,000	JPY	15,848
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	19,830,600	JPY	12,069
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	20,025,000	JPY	10,323
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	10,312,500	JPY	9,447
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	20,514,000	JPY	19,890
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	10,560,000	JPY	7,223
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	17,000,000	JPY	22,190
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	10,488,000	JPY	10,727
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	13,960,000	JPY	14,518
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,855,000	JPY	844
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	15,520,000	JPY	2,480
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	7,655,000	JPY	2,183
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,880,000	JPY	620

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	15,720,000	JPY	$2,372
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,950,000	JPY	377
Pay	S&P 500 Index Dividends December Futures	12/21/18	BNP Paribas SA	257,125	USD	29,150
Pay	S&P 500 Index Dividends December Futures	12/17/20	Goldman Sachs	107,944	USD	21,656
Pay	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	133,513	USD	31,075

						$393,889

(a)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund 1, Ltd. (the “Subsidiary”).
(b)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(c)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(d)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (99.1%):
Aerospace & Defense (0.3%):
1,236	Aselsan Elektronik Sanayi Ve Ticaret AS	$5,775
20,000	AviChina Industry & Technology Co., Ltd.	13,870
9,630	Bharat Electronics, Ltd.	23,283
3,789	Embraer SA	21,002
4,100	Embraer SA, ADR	90,528
650	Korea Aerospace Industries, Ltd.	33,495
174	S&T Dynamics Co., Ltd.*	1,437
2	Samsung Techwin Co., Ltd.	84

		189,474

Air Freight & Logistics (0.1%):
39	Blue Dart Express, Ltd.	3,125
287	Hanjin Transportation Co., Ltd.	6,585
247	Hyundai Glovis Co., Ltd.	32,464
23,600	Pos Malaysia Berhad	24,470
26,000	Sinotrans, Ltd.	12,142

		78,786

Airlines (0.8%):
20,000	Air China, Ltd.	16,189
60,200	AirAsia Berhad	42,727
92,600	Asia Aviation Public Co., Ltd.	17,384
3,987	Asiana Airlines, Inc.*	16,098
15,130	Cebu Air, Inc.	28,320
70,000	China Airlines, Ltd.	24,345
66,000	China Eastern Airlines Corp., Ltd., Class H	39,061
443	China Southern Airlines Co., Ltd., ADR	14,730
18,000	China Southern Airlines Co., Ltd., Class H^	12,374
14,200	Controladora Vuela Compania de Aviacion SAB de C.V., Class A*	19,859
48,300	Eva Airways Corp.	25,622
16,124	Grupo Aeromexico SAB de C.V.*	33,067
472	Hanjin Kal Corp.*	8,273
1,305	Korean Air Lines Co., Ltd.*	36,821
5,331	Latam Airlines Group SA, ADR	67,544
37,400	Thai Airways International Public Co., Ltd.*	20,138
23,346	Turk Hava Yollari Anonim Ortakligi*	35,150

		457,702

Auto Components (1.3%):
6,717	Apollo Tyres, Ltd.	21,633
1,368	Balkrishna Industries, Ltd.	29,240
2,589	Bharat Forge, Ltd.	41,609
50	Bosch, Ltd.	17,519
1,215	Ceat, Ltd.*	24,814
22,000	Chaowei Power Holdings, Ltd.	14,719
28,000	Cheng Shin Rubber Industry Co., Ltd.	57,849
1,000	Cub Elecparts, Inc.	8,582
5,000	Depo Auto Parts Industries Co., Ltd.	13,674
6,474	Exide Industries, Ltd.	22,368
49	Global & Yuasa Battery Co., Ltd.	1,617
1,436	Hankook Tire Co., Ltd.	69,979
5,319	Hota Industrial Manufacturing Co., Ltd.	22,248
7,000	Hu Lane Associate, Inc.	34,823
503	Hyundai Mobis Co., Ltd.	108,242
434	Hyundai Wia Corp.	26,351
13,923	Kenda Rubber Industrial Co., Ltd.	23,139
3,107	Kumho Tire Co., Inc.*	23,743
133	Mando Corp.	7,914
274	Mando Corp.	63,580
10,537	Metair Investments, Ltd.	19,945

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
2,000	Minth Group, Ltd.	$8,053
6,237	Motherson Sumi Systems, Ltd.*	35,721
33	Mrf, Ltd.	31,014
13,000	Nan Kang Rubber Tire Co., Ltd.	12,701
446	Nexen Tire Corp.	5,584
25,000	Nexteer Automotive Group, Ltd.	36,861
5,900	Rassini, S.A.B. de C.V., Class A*	13,238
209	S&T Motiv Co., Ltd.	9,260
18,200	Sri Trang Agro-Industry Public Co., Ltd.	10,170
24,000	Tianneng Power International, Ltd.	21,805
10,000	Tong Yang Industry Co., Ltd.	17,366
1,581	Tube Investments of India, Ltd.	15,284
2,000	Tung Thih Electronic Co., Ltd.	17,214
26	WABCO India, Ltd.	2,332

		890,191

Automobiles (2.0%):
19,500	Baic Motor Corp. Limited(a)	22,150
1,846	Bajaj Auto, Ltd.	79,758
18,000	Brilliance China Automotive Holdings, Ltd.	30,102
4,000	BYD Co., Ltd., Class H	22,178
14,000	China Motor Corp.	12,820
32,000	Dongfeng Motor Corp., Series H	35,941
46,000	DRB-HICOM Berhad	14,561
2,890	Ford Otomotiv Sanayi AS	28,325
60,000	Geely Automobile Holdings, Ltd.	92,080
28,500	Great Wall Motor Co.	32,516
530	Hero MotoCorp, Ltd.	26,298
1,493	Hyundai Motor Co.	210,252
2,261	Kia Motors Corp.	74,907
8,291	Mahindra & Mahindra, Ltd., GDR	164,314
1,232	Maruti Suzuki India, Ltd.	114,137
160,100	PT Astra International TbK	103,849
10,000	Sanyang Industry Co., Ltd.	7,067
29,039	Tata Motors, Ltd.	207,230
4,665	Tvs Motor Co., Ltd.	30,949
14,900	UMW Holdings Berhad*	20,229
18,000	Yulon Motor Co., Ltd.	16,770

		1,346,433

Banks (11.7%):
16,900	Affin Holdings Berhad	11,004
173,000	Agricultural Bank of China, Ltd.	79,674
21,127	Akbank T.A.S.	49,589
1,674	Alior Bank SA*	30,079
28,700	Alliance Financial Group Berhad	26,475
38,300	AMMB Holdings Berhad	40,266
3,360	Axis Bank, Ltd.	127,512
28,393	Banco Bradesco SA, ADR	290,744
5,505	Banco Bradesco SA	56,543
433	Banco de Chile, ADR	31,244
564	Banco de Credito e Inversiones	31,049
11,100	Banco do Brasil SA	119,543
5,800	Banco do Esrado do Rio Grande do Sul SA, Class B	28,017
1,391	Banco Santander Brasil SA	12,350
1,433	Banco Santander Chile, ADR	35,939
1,301	Bancolombia SA, ADR	51,872
11,490	Bank Millennium SA*	18,677
8,715	Bank of Baroda*	23,263
546,000	Bank of China, Ltd.	271,099
20,000	Bank of Chongqing Co., Ltd., Class H	17,317
49,000	Bank of Communications Co., Ltd., Class H	38,074
11,030	Bank of India*	23,703
3,440	Bank of the Philippine Islands	6,937

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
502	Bank Pekao SA	$16,700
165,100	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	25,036
341	Bank Zachodni WBK SA	29,482
11,009	Banregio Grupo Financiero SAB de C.V.	65,744
8,434	Barclays Africa Group, Ltd.	87,645
26,688	BDO Unibank, Inc.	62,565
16,400	BIMB Holdings Berhad	16,498
7,896	BNK Financial Group, Inc.	64,840
6,971	Canara Bank, Ltd.*	32,486
955	Capitec Bank Holdings, Ltd.	54,251
52,173	Chang Hwa Commercial Bank	31,852
61,000	China Citic Bank Co., Ltd.	40,404
685,000	China Construction Bank	550,720
159,000	China Development Financial Holding Corp.	43,642
31,000	China Everbright Bank Co., Series H	15,156
34,000	China Merchants Bank Co., Ltd.	89,874
53,000	China Minsheng Banking Corp., Ltd.	56,590
159,944	Chinatrust Financial Holding Co., Ltd.	98,815
32,000	Chongqing Rural Commercial Bank Co., Ltd.	21,607
17,600	CIMB Group Holdings Berhad	22,165
12,534	Commercial International Bank Egypt SAE, GDR	54,898
1,120	Credicorp, Ltd.	182,896
8,352	Dcb Bank, Ltd.*	21,884
2,129	DGB Financial Group, Inc.	20,675
59,541	E.Sun Financial Holding Co., Ltd.	36,196
9,000	EnTie Commercial Bank	4,006
78,458	Far Eastern International Bank	24,720
25,419	Federal Bank, Ltd.	35,799
97,399	First Financial Holdings Co., Ltd.	59,379
2,676	Grupo Aval Acciones y Valores SA, ADR	21,863
1,028	Grupo Elektra, SAB de C.V.	24,304
17,880	Grupo Financiero Banorte SAB de C.V.	102,909
27,019	Grupo Financiero Inbursa SAB de C.V., Class O	44,744
5,152	Grupo Financiero Interacciones SAB de C.V.	23,944
2,961	Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR	26,738
39,050	Grupo Security SA	14,435
2,866	Hana Financial Holdings Group, Inc.	94,723
7,684	Hong Leong Bank Berhad	23,905
6,680	Hong Leong Financial Group Berhad	24,003
100,378	Hua Nan Financial Holdings Co., Ltd.	56,065
42,000	Huishang Bank Corp., Ltd., Class H	20,428
22,769	ICICI Bank, Ltd.	97,269
22,777	Idbi Bank, Ltd.*	26,367
2,401	Indian Bank	10,289
1,977	IndusInd Bank, Ltd.	43,390
582,000	Industrial & Commercial Bank of China	380,328
3,544	Industrial Bank of Korea (IBK)	38,663
412	ING Bank Slaski SA	17,886
2,289	Itau Corpbanca, ADR^	31,085
39,597	Itau Unibanco Banco Multiplo SA, ADR	477,935
3,960	Itau Unibanco Holding SA	42,673
4,150	JB Financial Group Co., Ltd.	22,119
9,906	Karnataka Bank, Ltd.	21,464
1,585	Karur Vysya Bank, Ltd.	2,737

Shares		Fair Value
Common Stocks, continued
Banks, continued
15,100	Kasikornbank Public Co., Ltd.	$83,042
704	KB Financial Group, Inc.	30,847
2,372	KB Financial Group, Inc., ADR	104,297
25,000	King’s Town Bank	24,834
620	Komercni Banka AS	23,028
3,158	Kotak Mahindra Bank, Ltd.	42,483
54,800	Krung Thai Bank Public Co., Ltd.	32,537
124,300	LH Financial Group Public Co., Ltd.	6,440
41,778	Malayan Banking Berhad	84,247
234	mBank SA*	21,992
64,871	Mega Financial Holdings Co., Ltd.	52,371
10,930	Metropolitan Bank & Trust	17,425
3,537	Nedcor, Ltd.	63,634
2,817	OTP Bank Nyrt	78,785
19,740	Philippine National Bank	21,759
6,345	Powszechna Kasa Oszczednosci Bank Polski SA	51,241
118,700	PT Bank Central Asia Tbk	147,613
86,000	PT Bank Danamon Indonesia Tbk	30,384
78,900	PT Bank Mandiri Tbk	69,289
66,500	PT Bank Negara Indonesia Tbk	32,370
80,800	PT Bank Pan Indonesia Tbk*	5,491
138,000	PT Bank Rakyat Indonesia Tbk	134,396
293,200	PT Bank Tabungan Negara Tbk	49,958
39,700	Public Bank Berhad	178,591
18,519	RHB Capital Berhad(b)	21,647
11,873	Sberbank of Russia, ADR	136,895
8,240	Security Bank Corp.	33,179
3,341	Shinhan Finnancial Group Co., Ltd., ADR	139,619
7,800	Siam Commercial Bank Public Co., Ltd.	37,004
66,399	SinoPac Financial Holdings Co., Ltd.	20,722
6,355	South Indian Bank, Ltd.	2,093
13,292	Standard Bank Group, Ltd.	142,394
1,013	State Bank of India, GDR	45,771
80,074	Taichung Commercial Bank Co., Ltd.	25,983
89,006	Taishin Financial Holding Co., Ltd.	37,100
112,665	Taiwan Business Bank	31,188
68,480	Taiwan Cooperative Financial Holding Co., Ltd.	34,075
20,600	Thanachart Capital Public Co., Ltd.	28,929
3,859	The Jammu & Kashmir Bank, Ltd.	4,457
18,300	Tisco Financial Group Public Co., Ltd.	38,217
304,300	TMB Bank Public Co., Ltd.	21,610
28,257	Turkiye Garanti Bankasi AS	68,887
10,334	Turkiye Halk Bankasi AS	29,491
19,903	Turkiye Is Bankasi AS, Class C	36,316
62,576	Turkiye Sinai Kalkinma Bankasi AS	23,756
17,464	Turkiye Vakiflar Bankasi T.A.O., Class D	25,753
4,181	UCO Bank*	2,330
10,503	Union Bank of India	25,196
27,560	Union Bank of Taiwan	8,410
15,477	VTB Bank OJSC, GDR	35,453
5,313	Woori Bank	61,839
11,245	Yapi ve Kredi Bankasi AS*	11,756
3,122	Yes Bank, Ltd.	74,402

		7,569,287

Beverages (1.5%):
70,617	Ambev SA, ADR^	406,754
2,470	Anadolu Efes Biracilik ve Malt Sanayii AS	13,474
7,426	Arca Continental SAB de C.V.	51,571
8,100	Carlsberg Brewery Malaysia Berhad	27,470

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages, continued
29,333	China Resources Enterprises, Ltd.*	$66,696
692	Coca-Cola Femsa SAB de C.V., ADR	49,616
2,108	Coca-Cola Icecek AS	20,667
1,728	Compania Cervecerias Unidas SA, ADR	43,667
763	Distell Group, Ltd.	7,856
1,016	Embotelladora Andina SA, Class B, ADR	23,764
706	Fomento Economico Mexicano SAB de C.V., ADR	62,495
7,400	Guinness Anchor Berhad	29,947
13,000	Hey Song Corp.	14,416
1,102	Hite Jinro	20,055
3	Lotte Chilsung Beverage Co., Ltd.	3,797
106	Muhak Co., Ltd.	2,192
21,020	Organizacion Cultiba SAB de C.V.	20,830
2,000	Tsingtao Brewery Co., Ltd., Class H	9,208
1,491	United Breweries, Ltd.	17,686
925	United Spirits, Ltd.*	30,980
1,100	Vina Concha y Toro SA, ADR	37,400

		960,541

Biotechnology (0.3%):
2,125	Biocon, Ltd.*	37,055
37	Cell Biotech Co., Ltd.	1,138
660	Celltrion, Inc.*	53,234
55	Green Cross Corp.	7,795
519	Green Cross Holdings Corp.	13,302
130	Medy-Tox, Inc.	53,822

		166,346

Building Products (0.3%):
31,000	China Lesso Group Holdings, Ltd.	26,203
714	IS Dongseo Co., Ltd.	29,090
1,328	Kajaria Ceramics, Ltd.	11,934
55	KCC Corp.	17,411
241	LG Hausys, Ltd.	21,858
20,964	Sintex Industries, Ltd.	34,183
30,444	Taiwan Glass Industry Corp.*	17,449
9,000	Xxentria Technology Materials Co., Ltd.	21,378

		179,506

Capital Markets (1.2%):
9,897	BM&F Bovespa SA	60,993
18,116	Bolsa Mexicana de Valores SA	30,097
15,800	Bursa Malaysia Berhad	34,934
79,000	Capital Securities Corp.	26,162
20,000	Central China Securities Co., Ltd., Class H	10,784
38,000	China Bills Finance Corp.	17,409
94,000	China Cinda Asset Management Co., Ltd., Class H	36,521
18,000	China Everbright, Ltd.	36,312
39,500	China Galaxy Securities Co.	36,411
6,000	Citic Securities Co., Ltd.	12,350
9,732	Coronation Fund Managers, Ltd.	45,933
137	Credit Analysis & Research, Ltd.	3,571
264	Crisil, Ltd.	7,746
4,413	Daewoo Securities Co., Ltd.	35,671
1,533	Daishin Securities Co., Ltd.	16,312
10,902	Edelweiss Financial Services, Ltd.	26,476
16,800	Haitong Securities Co., Ltd.	28,401
2,603	Hanwha Investment & Securities Co., Ltd.*	5,784
4,000	Huatai Securities Co., Ltd., Class H(a)	7,781
4,088	IIFL Holdings, Ltd.	25,193

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
7,272	Investec, Ltd.	$49,591
37,459	Jih Sun Financial Holdings Co., Ltd.	8,850
2,838	JSE, Ltd.	27,311
877	Korea Investment Holdings Co., Ltd.	36,876
5,845	Macquarie Korea Infrastructure Fund	43,492
38,295	MasterLink Securities Corp.	11,206
6,404	Meritz Securities Co., Ltd.	21,329
2,377	NH Investment & Securities Co., Ltd.	26,671
42,800	OSK Holdings Berhad	15,288
11,682	Peregrine Holdings, Ltd.	23,987
5,156	President Securities Corp.	2,268
852	Samsung Securities Co., Ltd.	25,634
22	Shinyoung Securities Co., Ltd.	982
22,580	Waterland Financial Holdings Co., Ltd.	6,921
47,965	Yuanta Financial Holding Co., Ltd.	20,229
1,321	Yuanta Securities Korea Co., Ltd.*	4,010

		829,486

Chemicals (3.2%):
1,032	Aarti Industries Ltd.*	12,177
2,422	AECI, Ltd.	20,783
202	AK Holdings, Inc.	10,699
22,113	Alpek SAB de C.V.	24,571
4,280	Asian Paints, Ltd.	70,805
641	Atul, Ltd.	23,612
2,536	Berger Paints India, Ltd.	9,455
2,276	Castrol (India), Ltd.	15,166
50,000	China BlueChemical, Ltd., Class H	16,081
64,000	China Man-Made Fiber Corp.	17,606
53,000	China Petrochemical Development Corp.*	20,223
3,000	China Steel Chemical Corp.	11,680
28,340	China Synthetic Rubber Corp.	27,502
1,811	Coromandel International, Ltd.	8,697
138,600	D&L Industries, Inc.	35,140
52,000	Dongyue Group, Ltd.*(b)(c)	1,719
23,760	Eternal Materials Co., Ltd.	25,837
543	Finolex Industries, Ltd.	4,846
3,186	Foosung Co., Ltd.*	20,796
23,000	Formosa Chemicals & Fibre Corp.	71,536
15,000	Formosa Plastics Corp.	44,729
8,100	Formosan Rubber Group, Inc.	4,524
27,000	Fufeng Group, Ltd.	21,749
22,000	Grand Pacific Petrochemical Corp.	15,271
1,098	Grupa Azoty SA, ADR	19,119
1,843	H.S. Industries Co., Ltd.	18,040
140	Hansol Chemical Co., Ltd.	9,565
2,777	Hanwha Chemical Corp.	65,547
191	Huchems Fine Chemical Corp.	4,050
486	Hyosung Corp.	58,890
23,600	Indorama Ventures Public Co., Ltd.	24,212
1,072	Kansai Nerolac Paints, Ltd.	6,251
478	Kolon Industries, Inc.	30,262
74	Korea Petrochemical Industry Co., Ltd.	16,228
179	Kumho Petrochemical Co., Ltd.	12,624
11,000	LCY Chemical Corp.	16,125
366	LG Chem, Ltd.	96,211
185	Lotte Chemical Corp.	61,280
23,536	Mexichem SAB de C.V.	64,109
30,000	Nan Ya Plastics Corp.	71,074
343	OCI Co., Ltd.	25,977
200	OCI Materials Co., Ltd.	29,062
2,670	Omnia Holdings, Ltd.	32,321
9,000	Oriental Union Chemical Corp.	6,988
18,756	Petkim Petrokimya Holding AS	26,170

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
37,900	Petronas Chemicals Group Berhad	$65,976
1,007	PI Industries, Ltd.	13,011
2,178	Pidilite Industries, Ltd.	23,447
18,400	PTT Global Chemical Public Co., Ltd.	39,217
614	Samsung Fine Chemicals Co., Ltd.	21,197
6,443	Sasol, Ltd., ADR^	189,425
11,600	Scientex Berhad	19,355
24,000	Shinkong Synthetic Fibers Corp.	7,782
82,000	Sinofert Holdings, Ltd.	11,604
418	Sinopec Shanghai Petrochemical Co., Ltd., ADR	23,308
78	SK Chemicals Co., Ltd.	4,529
1,114	SKC Co., Ltd.	30,680
846	Sociedad Quimica y Minera de Chile SA, ADR	29,077
1,796	Songwon Industrial Co., Ltd.	30,434
483	Soulbrain Co., Ltd.	22,476
1,005	Supreme Industries, Ltd.	16,911
1,000	Swancor Holdings Co., Ltd.	2,382
18,165	Synthos SA	24,036
22	Taekwang Industrial Co., Ltd.	17,886
14,000	Taiwan Fertilizer Co., Ltd.	19,374
29,000	Taiwan Styrene Monomer	23,678
22,000	TSRC Corp.	25,296
45,000	Upc Technology Corp.	19,469
7,103	UPL, Ltd.	79,514
33,000	USI Corp.	17,169
27,500	Yingde Gases Group Co., Ltd.^	21,235

		2,027,777

Commercial Services & Supplies (0.2%):
63	3M India, Ltd.*	11,239
32,000	China Everbright International, Ltd.	43,062
5,000	Cleanaway Co., Ltd.	28,521
275	KEPCO Plant Service & Engineering Co., Ltd.	15,345
155	S1 Corp.	12,441
9,000	Taiwan Secom Co., Ltd.	26,697
8,000	Taiwan-Sogo ShinKong Security Corp.	10,572
1,800	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,106

		160,983

Communications Equipment (0.3%):
16,000	Accton Technology Corp.	35,267
17,000	BYD Electronic International Co., Ltd.	23,620
69,600	China Fiber Optic Network System Group, Ltd.*(b)(c)	4,702
42,000	D-Link Corp.	19,670
13,000	Sercomm Corp.	32,553
7,354	Wistron NeWeb Corp.	20,672
2,000	Zinwell Corp.	2,230
13,800	ZTE Corp., Class H	25,313

		164,027

Construction & Engineering (1.3%):
971	Ashoka Buildcon, Ltd.	2,946
24,450	Aveng, Ltd.*	12,897
28,000	BES Engineering Corp.	6,126
515	Budimex SA	31,868
39,000	China Communications Construction Co., Ltd.	54,986
21,000	China Machinery Engineering Corp.	15,400
16,500	China Railway Contstruction Corp., Ltd.	23,392
15,000	China Railway Group, Ltd.	13,410

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
15,600	China Singyes Solar Technologies Holdings, Ltd.	$7,025
22,000	China State Construction International Holdings, Ltd.	39,338
16,000	CTCI Corp.	27,965
363	Daelim Industrial Co., Ltd.	26,256
37,002	Empresas ICA SAB de C.V.*	3,677
30,400	Gamuda Berhad	35,611
1,205	GS Engineering & Construction Corp.*	33,125
320	Hyandai Development Co.	11,630
1,628	Hyundai Engineering & Construction Co., Ltd.	72,114
70,500	IJM Corporation Berhad	54,194
28,675	Impulsora del Desarrollo y el Empleo en America Latina SAB de C.V.*	48,237
3,941	IRB Infrastructure Developers, Ltd.	14,347
142,300	Italian-Thai Development PCL	19,810
4,020	Larsen & Tourbo, Ltd., Class S, GDR	97,500
2,000	Metallurgical Corporation of China, Ltd., Series H	762
20,858	Murray & Roberts Holdings, Ltd.	23,951
5,084	NCC, Ltd.	6,416
120,300	PT Adhi Karya Persero Tbk	21,400
117,918	PT Pembangunan Perumahan Persero Tbk	29,334
211,300	PT Surya Semesta Internusa Tbk	10,396
4,248	Sadbhav Engineering, Ltd.	19,991
25,000	Sinopec Engineering Group Co., Ltd.	25,672
2,990	Sunway Construction Group Berhad	1,190
1,031	Taeyoung Engineering & Construction*	5,410
24,900	Unique Engineering & Construction Public Co., Ltd.	12,465
4,000	United Integrated Services Co., Ltd.	8,809
3,558	Voltas, Ltd.	22,580
27,595	WCT Holdings Berhad	12,041
2,230	Wilson Bayly Holmes-Ovcon, Ltd.	26,804

		879,075

Construction Materials (1.3%):
669	ACC, Ltd.	14,899
3,011	Akcansa Cimento AS	10,429
11,945	Ambuja Cements, Ltd.	43,535
5,000	Anhui Conch Cement Co., Ltd.	16,980
35,000	Asia Cement Corp.	35,291
37,000	BBMG Corp.	15,387
1,772	Birla Corp., Ltd	20,206
21,000	Cahya Mata Sarawak Berhad	19,987
6,902	Cemex Latam Holdings SA*	25,456
13,742	Cemex SAB de C.V., ADR*	124,640
70,000	China National Buildings Material Co., Ltd.	45,024
63,000	China National Materials Co., Ltd., Class H	20,736
50,000	China Resources Cement Holdings, Ltd.	27,956
2,324	Cimsa Cimento Sanayi ve Ticaret AS	9,883
568	Dalmia Bharat, Ltd.*	17,204
63,000	Goldsun Building Materials Co., Ltd.	17,535
30	Hanil Cement Co., Ltd.	2,709
22	Hyundai Cement Co.*	419
13,528	India Cements, Ltd.	33,877
9,900	Lafarge Malaysia Berhad	14,997
73,801	PPC, Ltd.*	35,822
20,300	PT Indocement Tunggal Prakarsa Tbk	25,293

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
63,300	PT Semen Indonesia (Persero) Tbk	$42,761
34	Shree Cement, Ltd.	8,945
4,800	Siam City Cement Public Co., Ltd.	41,495
984	Ssangyong Cement Industrial Co., Ltd.	12,846
36,000	Taiwan Cement Corp.	42,983
78,000	TCC International Holdings, Ltd.	24,687
1,782	The Ramco Cements, Ltd.*	18,460
5,700	The Siam Cement Public Co., Ltd.	89,563
7,780	Tongyang, Inc.	16,678
11,110	Universal Cement Corp.	9,770

		886,453

Consumer Finance (0.3%):
720	Bajaj Finance, Ltd.	12,985
165	Bharat Financial Inclusion, Ltd.*	2,057
1,439	Cholamandalam Investment And Finance Co., Ltd.	21,411
13,000	Gentera SAB de C.V.	21,473
666	Kruk SA	40,400
5,400	Krungthai Card Public Co., Ltd.*	21,363
3,968	Mahindra & Mahindra Financial Services	19,244
9,321	Manappuram Finance, Ltd.	14,089
653	Muthoot Finance, Ltd.	3,711
209	Samsung Card Co., Ltd.	7,327
680	Shriram City Union Finance, Ltd.	24,711
1,293	Shriram Transport Finance	21,466
188	Sundaram Finance, Ltd.	4,675
5,000	Taiwan Acceptance Corp.	14,472

		229,384

Containers & Packaging (0.1%):
7,000	Cheng Loong Corp.	3,507
37,000	Greatview Aspetic Packaging Co., Ltd.	18,516
5,100	Klabin SA	24,636
5,146	Mpact, Ltd.	11,882
22,427	Nampak, Ltd.*	28,487
15,000	Taiwan Hon Chuan Enterprise Co., Ltd.	29,062

		116,090

Distributors (0.2%):
8,529	Imperial Holdings, Ltd.	104,964

Diversified Consumer Services (0.1%):
7,283	Advtech, Ltd.	10,872
6,218	Estacio Participacoes SA	31,347
18,000	Fu Shou Yuan International Group, Ltd.	11,010
14,587	Kroton Educacional SA	61,842
200	TAL Education Group, ADR*^	21,314

		136,385

Diversified Financial Services (1.1%):
1,970	Ayala Corp.	33,172
533	Bajaj Holdings And Investment, Ltd.	17,782
18,680	Chailease Holding Co., Ltd.	43,635
30,000	Far East Horizon, Ltd.	28,167
60,039	FirstRand, Ltd.^	207,604
62,000	Fubon Financial Holdings Co., Ltd.	101,110
945	GT Capital Holdings, Inc.	21,555
7,641	IFCI, Ltd.*	3,492
17,967	L&t Finance Holdings, Ltd.	34,219
348	Meritz Financial Group, Inc.	3,782
232,500	Metro Pacific Investments Corp.	27,899
422	NICE Holdings Co., Ltd.	6,523
1,950	Nice Information Service Co., Ltd.	13,514
17,218	Power Finance Corp., Ltd.	38,685

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
2,235	PSG Group, Ltd.	$41,182
3,693	Reliance Capital, Ltd.	34,992
13,298	Rural Electrification Corp., Ltd.	37,087
2,402	SREI Infrastucture Finance, Ltd.	3,075

		697,475

Diversified Telecommunication Services (1.6%):
63,000	Asia Pacific Telecom Co., Ltd.*	20,699
33,142	Axtel SAB de C.V.*	6,639
1,630	Bharti Infratel, Ltd.	8,187
637	China Telecom Corp., Ltd., ADR	31,003
18,000	China Telecom Corp., Ltd., Class H	8,729
80,000	China Unicom (Hong Kong), Ltd.	107,634
4,785	China Unicom (Hong Kong), Ltd., ADR	64,454
5,055	Chunghwa Telecom Co., Ltd., ADR	171,769
70,754	Jasmine International PCL	17,401
4,168	LG Uplus Corp.	53,335
3,992	Magyar Telekom Telecommunications plc	6,624
11,536	Netia SA	13,276
1,985	O2 Czech Republic AS	22,209
27,003	Orange Polska SA	31,525
6,376	PT Telekomunik Indonesia Persero Tbk, ADR	198,740
78,300	PT Tower Bersama Infrastructure Tbk	32,030
2,225	Rostelecom, ADR	18,233
5,200	Samart Telcoms Public Co., Ltd.	2,059
939	Tata Communications, Ltd.	10,441
4,040	Telefonica Brasil SA, ADR^	59,994
21,900	Telekom Malaysia Berhad	31,785
27,916	Telesites SAB*	18,119
14,405	Telkom SA SOC, Ltd.	80,543
166,924	True Corp. Public Co., Ltd.	33,037

		1,048,465

Electric Utilities (1.8%):
2,000	Alupar Investimento SA*	13,028
3,266	Centrais Electricas Brasileiras SA, ADR*	22,568
3,489	Centrais Electricas Brasileiras SA, ADR*	18,945
1,597	CESC, Ltd.	20,697
1,023	CEZ	17,621
14,978	Companhia Energetica de Minas Gerais, ADR	49,278
4,205	Companhia Paranaense de Energia, ADR^	43,354
1,769	CPFL Energia SA, ADR	28,994
17,871	E.CL SA	33,162
10,066	EDP - Energias do Brasil SA	44,701
9,559	Enea SA*	27,240
4,132	Energa SA	11,081
15,097	Enersis Chile SA, ADR	83,034
10,156	Enersis SA, ADR	105,520
4,700	Equatorial Energia SA	88,291
20,840	First Philippine Holdings Corp.	29,828
8,067	Interconexion Electrica SA ESP	32,560
5,734	Korea Electric Power Corp., ADR	118,866
2,200	Light SA	13,860
3,800	Manila Electric Co.	20,749
19,536	PGE SA	56,347
16,884	Power Grid Corp. of India, Ltd.	51,300
3,165	Reliance Infrastructure, Ltd.	27,741
24,460	Tata Power Co., Ltd.	34,074
56,027	Tauron Polska Energia SA*	47,916
45,100	Tenega Nasional Berhad	139,901

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
2,361	Torrent Power, Ltd.*	$8,385
7,240	Transmissora Alianca de Energia Eletrica SA	53,084

		1,242,125

Electrical Equipment (0.7%):
14,000	AcBel Polytech, Inc.	11,003
947	Amara Raja Batteries, Ltd.*	12,981
10,265	Bharat Heavy Electricals, Ltd.	25,788
4,000	Bizlink Holdings, Inc.	22,725
10,196	Crompton Greaves, Ltd.*	12,191
1,407	Doosan Heavy Industries & Construction Co., Ltd.	30,131
1,360	Finolex Cables, Ltd.	10,818
26,000	Harbin Electric Co., Ltd.	14,985
2,971	Havells India, Ltd.	21,311
6,000	Jiangnan Group, Ltd.	826
156	Korea Electric Terminal Co., Ltd.	10,175
451	LG Industrial Systems Co., Ltd.	19,052
738	LS Corp.	42,398
1,000	Shihlin Electric & Engineering Corp.	1,349
88,553	Suzlon Energy, Ltd.*	26,103
34,000	Teco Electric & Machinery Co., Ltd.	34,559
2,000	Voltronic Power Technology Corp.	26,693
90,000	Walsin Lihwa Corp.	41,212
7,500	Zhuzhou CSR Times Electric Co., Ltd.	39,844

		404,144

Electronic Equipment, Instruments & Components (4.4%):
9,000	AAC Technologies Holdings, Inc.	105,424
23,085	AU Optronics Corp., ADR	88,185
127,800	Cal-comp Electronics (Thailand) Public Co., Ltd., Class F	11,312
3,000	Career Technology(MFG.) Co., Ltd.	1,962
4,000	Chaun-Choung Technology Corp.	18,498
13,000	Cheng Uei Precision Industry Co., Ltd.	16,836
13,000	Chin-Poon Industrial Co., Ltd.	26,425
40,000	Compeq Manufacturing Co., Ltd.	28,918
24,800	Coretronic Corp.	36,464
296	Daeduck Electronics Co., Ltd.	2,537
10,712	Datatec, Ltd.	41,235
10,600	Delta Electronics (Thailand) Public Co., Ltd.	26,988
13,682	Delta Electronics, Inc.	73,409
28,000	Digital China Holdings, Ltd.	24,588
36,000	E Ink Holdings, Inc.	31,256
11,000	Elite Material Co., Ltd.	42,821
13,909	Flexium Interconnect, Inc.	48,403
6,000	Flytech Technology Co., Ltd.	19,871
14,500	Hana Microelectronics Public Co., Ltd.	19,830
119,000	HannStar Display Corp.*	32,665
14,031	Hon Hai Precision Industry Co., Ltd., GDR	88,115
184,800	Hon Hai Precision Industry Co., Ltd.	554,743
55,750	Inari Amertron Berhad	25,714
107,000	Innolux Corp.	44,237
32,000	JU Teng International Holdings, Ltd.	13,132
9,500	KCE Electronics Public Co., Ltd.	28,906
18,000	Kingboard Chemical Holdings, Ltd.	66,482
25,000	Kingboard Laminates Holdings, Ltd.	32,410
1,000	Largan Precision Co., Ltd.	157,431
16,250	LG Display Co., Ltd., ADR	221,324
413	LG Innotek Co., Ltd.	50,408
2,000	Merry Electronics Co., Ltd.	10,736

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
11,000	Min Aik Technology Co., Ltd.	$12,372
1,213	PARTRON Co., Ltd.	12,473
39,000	PAX Global Technology, Ltd.	24,888
1,000	Posiflex Technology, Inc.	5,616
4,974	Redington India, Ltd.	8,430
36,200	Samart Corporation Public Co., Ltd.	16,014
1,112	Samsung Electro-Mechanics Co., Ltd., Series L	69,107
612	Samsung SDI Co., Ltd.	75,498
260	Sfa Engineering Corp.	16,845
2,000	Simplo Technology Co., Ltd.	6,788
10,299	Sinbon Electronics Co., Ltd.	25,274
14,000	Sunny Optical Technology Group Co., Ltd.	102,499
23,100	Synnex Technology International Corp.	24,852
13,000	Taiwan PCB Techvest Co., Ltd.	13,545
15,000	Taiwan Union Technology Corp.	25,304
2,000	Test Research, Inc.	2,821
100,000	Tongda Group Holdings, Ltd.	35,244
12,000	TPK Holding Co., Ltd.*	42,115
13,000	Tripod Technology Corp.	36,624
42,000	Truly International Holdings, Ltd., Series L	14,915
4,000	TXC Corp.	5,724
35,000	Unimicron Technology Corp.	19,258
69,600	V.S. Industry Berhad	27,224
11,000	Wah Lee Industrial Corp.	17,697
2,000	Waison Group Holdings, Ltd.	1,053
23,125	Walsin Technology Corp.	34,090
1,339	Wisol Co., Ltd.	18,854
27,000	WPG Holdings, Ltd.	33,899
21,945	WT Microelectronics Co., Ltd.	32,066
15,208	Yageo Corp.	41,458
9,000	Zhen Ding Technology Holding, Ltd.	21,126

		2,814,938

Energy Equipment & Services (0.1%):
91,600	Bumi Armada Berhad	15,533
28,000	China Oilfield Services, Ltd.	26,914
160,000	Sapurakencana Petroleum Berhad*	65,844
33,200	UMW Oil & Gas Corp. Berhad*	4,616
6,400	Yinson Holdings BHD	4,790

		117,697

Food & Staples Retailing (2.2%):
4,656	Bid Corp., Ltd.	90,117
2,846	BIM Birlesik Magazalar AS	43,783
5,859	Cencosud SA, ADR	54,313
91	CJ Freshway Corp.	2,689
11,195	Clicks Group, Ltd.	107,017
3,233	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	62,074
157,900	Cosco Capital, Inc.	26,684
41,900	CP ALL Public Co., Ltd.	71,951
183	E-Mart Co., Ltd.	33,629
2,923	Eurocash SA	23,536
12,811	Grupo Comercial Chedraui SAB de C.V.	27,614
245	GS Retail Co., Ltd.	11,546
1,487	Hyundai Greenfood Co., Ltd.	20,803
25,927	La comer,SAB de C.V.*	21,329
5,868	Massmart Holdings, Ltd.	59,616
2,386	Migros Ticaret AS*	14,545
9,708	Organizacion Soriana SAB de C.V.*	22,793
13,353	Pickn Pay Stores, Ltd.	66,236
8,000	President Chain Store Corp.	66,002

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
34,500	Puregold Price Club, Inc.	$30,053
2,563	Raia Drogasil SA	48,286
12,272	Shoprite Holdings, Ltd.	177,150
39,000	Sun Art Retail Group, Ltd.	36,547
16,000	Taiwan Tea Corp.	8,777
6,066	The Spar Group, Ltd.	78,879
62,376	Wal-Mart de Mexico SAB de C.V.	143,949
1,349	X5 Retail Group NV, GDR*	45,409

		1,395,327

Food Products (3.2%):
2,860	Astral Foods, Ltd.	33,475
13,707	AVI, Ltd.	101,292
11,208	Balrampur Chini Mills, Ltd.	25,102
3,000	Biostime International Holdings, Ltd.*	9,975
9,375	BRF SA, ADR	114,843
518	Britannia Industries, Ltd.	26,915
190,000	C.P. Pokphand Co., Ltd.	17,601
48,200	Charoen Pokphand Foods Public Co., Ltd.	38,930
55,000	China Agri-Industries Holdings, Ltd.*	27,660
56,000	China Foods Ltd	22,818
16,000	China Mengniu Dairy Co., Ltd.	33,124
2,557	China Ocean Resources Co., Ltd.*(c)	2,287
61,000	China Yurun Food Group, Ltd.*	9,261
198	CJ CheilJedang Corp.	62,489
13,775	Clover Industries, Ltd.	18,507
603	Daesang Corp.	12,996
716	Daesang Holdings Co., Ltd.	6,499
37	Dongwon F&B Co., Ltd.	7,692
3,401	Easy Bio, Inc.	18,398
65	Glaxo SmithKline Consumer Healthcare, Ltd.	5,165
26,000	Great Wall Enterprise Co., Ltd.	24,673
6,338	Gruma, SAB de C.V., Class B	89,574
17,799	Grupo Bimbo SAB de C.V., Series A	44,261
12,529	Grupo Herdez SAB de C.V.	25,969
1,920	Grupo Nutresa SA	16,287
6,838	Industrias Bachoco, SAB de C.V.	30,907
40,200	IOI Corp. Berhad	42,260
12,000	JBS SA	39,334
2,092	Kernel Holding SA	37,739
2,569	KRBL, Ltd.*	16,336
4,800	Kuala Lumpur Kepong Berhad	26,782
19,188	Lien Hwa Industrial Corp.	16,095
43	Lotte Confectionery Co., Ltd.	7,387
8	Lotte Food Co., Ltd.	4,466
600	M Dias Branco SA	24,448
19,100	Marfrig Global Foods SA*	35,331
7,000	Minerva SA*	21,961
3,000	Namchow Chemical Industrial Co., Ltd.	6,119
240	Nestle India, Ltd.	24,694
50	NongShim Co., Ltd.	13,369
1,981	Oceana Group, Ltd.	15,376
53	Orion Corp.	31,756
3,462	Pioneer Foods, Ltd.	45,627
6,500	PPB Group Berhad	24,591
24,688	PT Astra Agro Lestari Tbk	27,611
96,300	PT Charoen Pokphand Indonesia Tbk	23,130
2,000	PT Indofood CBP Sukses Makmur Tbk	1,223
147,200	PT Indofood Sukses Makmur Tbk	88,345
163,300	PT Japfa Comfeed Indonesia Tbk	18,937
212,100	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	23,298

Shares		Fair Value
Common Stocks, continued
Food Products, continued
600	PT Sawit Sumbermas Sarana TbK	$75
33,700	PT Tiga Pilar Sejahtera Food Tbk*	5,540
1,800	Qinqin Foodstuffs Group*	614
21,400	QL Resources Berhad	22,062
118	Samyang Holdings Corp.	13,031
3,900	Sao Martinho SA	21,493
48,000	Shenguan Holdings Group, Ltd.	3,582
7,326	Standard Foods Corp.	18,203
10,893	Tata Global Beverages, Ltd.	25,276
48,000	Thai Union Group Public Co., Ltd.	29,898
18,300	Thai Vegetable Oil Public Co., Ltd.	17,860
3,028	Tiger Brands, Ltd.	90,362
34,000	Tingyi (Caymen Is) Holding Corp.^	42,667
1,918	Tongaat Hulett, Ltd.	17,614
5,919	Ulker Biskuvi Sanayi AS	30,066
28,000	Uni-President China Holdings, Ltd.	19,706
67,600	Uni-President Enterprises Corp.	126,742
12,130	Universal Robina Corp.	39,525
51,000	Want Want China Holdings, Ltd.	35,301

		2,002,532

Gas Utilities (0.6%):
24,000	China Gas Holdings, Ltd.	38,683
36,000	China Oil & Gas Group, Ltd.*	2,732
20,000	China Resources Gas Group, Ltd.	70,744
400	Cia de Gas de Sao Paulo	5,928
10,000	ENN Energy Holdings, Ltd.	56,284
1,585	GAIL India, Ltd., GDR	73,464
1,851	Gujarat State Petronet, Ltd.	4,604
7,465	Infraestructura Energetica Nova, SAB de C.V.	35,671
501	Korea Gas Corp.	20,141
10,000	Petronas Gas Berhad	44,676
130,200	PT Perusahaan Gas Negara Tbk	24,725
20,000	Towngas China Co., Ltd.	11,297

		388,949

Health Care Equipment & Supplies (0.3%):
44	Dio Corp.*	1,265
3,000	Ginko International Co., Ltd.	27,475
29,000	Hartalega Holdings Berhad	32,522
190	Huons Co., Ltd.	4,264
580	Inbody Co., Ltd.	11,916
22,300	Kossan Rubber Industries Berhad	31,413
26,000	Lifetech Scientific Corp.*	6,557
348	Osstem Implant Co., Ltd.*	16,276
12,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	8,582
1,000	St.Shine Optical Co., Ltd.	20,260
21,600	Top Glove Corp. Berhad	24,027
357	Vieworks Co., Ltd.	20,591

		205,148

Health Care Providers & Services (0.6%):
1,802	Apollo Hospitals Enterprise, Ltd.*	32,335
39,600	Bangkok Dusit Medical Services Public Co., Ltd., Class F	24,433
5,800	Bumrungrad Hospital Public Co., Ltd.	30,891
93,300	Chularat Hospital Public Co., Ltd.	6,789
18,400	IHH Healthcare Berhad	24,960
22,200	KPJ Healthcare Berhad	20,328
27,117	Life Healthcare Group Holdings Pte, Ltd.	58,600
39,623	Netcare, Ltd.	75,641
6,700	OdontoPrev SA	24,145
5,066	Qualicorp SA	32,143
6,700	Shanghai Pharmaceuticals Holding Co., Ltd.	17,548

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
13,600	Sinopharm Group Co., Series H	$63,043
37,000	Universal Health International Group Holding, Ltd.*	1,309

		412,165

Hotels, Restaurants & Leisure (0.9%):
22,435	Alsea SAB de C.V.	74,965
34,444	Berjaya Sports Toto Berhard	22,662
33,400	Central Plaza Hotel Public Co., Ltd.	34,483
72,000	China Travel International Investment Hong Kong, Ltd.	21,770
2,525	City Lodge Hotels, Ltd.	28,887
3,400	Cvc Brasil Operadora E Agenc	31,338
3,511	Famous Brands, Ltd.	40,825
51,200	Genting Berhard	111,014
30,700	Genting Malaysia Berhad	37,855
3,000	Gourmet Master Co., Ltd.	28,384
694	Grand Korea Leisure Co., Ltd.	13,591
179	Hana Tour Service, Inc.	12,742
9,410	Jollibee Foods Corp.	37,064
1,170	Jubilant Foodworks, Ltd.	19,953
884	Kangwon Land, Inc.	30,203
31,800	Magnum Berhad	15,317
28,900	MINI International Public Co., Ltd.	30,938
8,900	MK Restaurants Group Public Co., Ltd.	16,125
197	Modetour Network, Inc.	6,803
14,674	Net Holding AS*	10,016
275,000	Rexlot Holdings, Ltd.*	4,252
7,724	Sun International, Ltd.	43,772
15,271	Tsogo Sun Holdings, Ltd.	31,467
2,000	Wowprime Corp.	9,227

		713,653

Household Durables (1.3%):
384	Amica Wronki SA	18,404
11,000	Amtran Technology Co., Ltd.	8,009
6,055	Arcelik AS	37,753
5,000	Basso Industry Corp.	15,210
589	Coway Co., Ltd.	50,677
10,196	Crompton Greaves Consumer Electricals, Ltd.*	34,113
12,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	51,103
12,000	Even Construtora e Incorporadora SA	17,444
544	Fabryki Mebli “Forte” SA	11,282
1,335	Gafisa SA	11,674
29,000	Haier Electronics Group Co., Ltd.	66,412
121	Hanssem Co., Ltd.	23,829
49	Hyundai Livart Furniture Co., Ltd.	1,180
27,000	Kinpo Electronics, Inc.	10,543
3,396	LG Electronics, Inc.	206,431
8,200	MRV Engenharia e Participacoes SA	37,750
44,771	Skyworth Digital Holdings, Ltd.	29,490
40,213	Steinhoff International Holdings NV	192,484
55,000	Tatung Co., Ltd.*	23,547
363	Whirlpool of India, Ltd.*	6,828
3,000	Zeng Hsing Industrial Co., Ltd.	15,420

		869,583

Household Products (0.5%):
9,507	Hindustan Unilever, Ltd.	133,494
47,435	Kimberl- Clark de Mexico SAB de C.V.	103,007
20,800	PT Unilever Indonesia Tbk	67,642

		304,143

Shares		Fair Value
Common Stocks, continued
Independent Power & Renewable Electricity Producers (0.9%):
40,100	Aboitiz Power Corp.	$33,369
10,952	Adani Power, Ltd.*	6,729
25,005	AES Gener SA	10,110
7,121	AES Tiete Energia SA	31,145
46,000	Beijing Jingneng Clean Energy Co., Ltd., Series H	14,027
37,000	China Longyuan Power Group Corp.	28,746
59,000	China Power International Develpoment, Ltd.	21,938
14,000	China Resources Power Holdings Co.	25,253
118,755	Colbun SA	26,400
34,000	Datang International Power Generation Co., Ltd.	10,236
3,700	Electricity Generating Public Co., Ltd.	23,046
1,528	Empresa Nacional de Electricidad SA, ADR	33,983
446,900	Energy Development Corp.	53,611
2,800	Engie Brasil Energia SA	31,676
68,600	First Gen Corp.	28,642
14,300	Glow Energy Public Co., Ltd.	34,335
38,000	Huadian Fuxin Energy Corp., Class H	9,592
20,000	Huadian Power International Corp., Ltd.	8,517
708	Huaneng Power International, Inc., ADR	18,854
132,000	Huaneng Renewables Corp., Ltd.	45,683
10,150	JSW Energy, Ltd.	9,792
208,800	Lopez Holdings Corp.	32,086
25,620	NHPC, Ltd.	12,705
11,558	NTPC, Ltd.	29,576
9,799	PTC India, Ltd.	14,123
11,263	Reliance Power, Ltd.*	8,339
33,200	SPCG Public Co., Ltd.	20,583
6,000	Taiwan Cogeneration Corp.	4,637

		627,733

Industrial Conglomerates (1.7%):
20,580	Aboitiz Equity Ventures, Inc.	30,541
906	Aditya Birla Nuvo, Ltd.	21,190
114,747	Alfa SAB de C.V., Class A	167,650
119,100	Alliance Global Group, Inc.	30,098
6,000	Beijing Enterprises Holdings, Ltd.	31,040
10,650	Berli Jucker Public Co., Ltd.	14,414
10,712	Bidvest Group, Ltd.	122,925
33,516	Boustead Holdings Berhad	20,991
46,000	Citic, Ltd.	65,577
239	CJ Corp.	37,185
167,000	DMCI Holdings, Inc.	37,937
234	Doosan Corp.	19,816
4,536	Enka Insaat ve Sanayi AS	7,616
31,620	Far Eastern New Century Corp.	27,466
15,000	Fosun International, Ltd.	22,539
10,759	Grupo Carso SAB de C.V.	49,308
21,847	GRUPO KUO SAB de C.V., Series B	45,749
699	Hanwha Corp.	22,440
15,100	Hap Seng Consolidated Berhad	30,693
47,440	JG Summit Holdings, Inc.	76,924
72,431	KAP Industrial Holdings, Ltd.	48,293
6,420	KOC Holdings AS	27,128
770	LG Corp.	48,305
7,416	Reunert, Ltd.	39,812
221	Samsung C&T Corp.	25,193
21,330	San Miguel Corp.	44,216
13,000	Shanghai Industrial Holdings, Ltd.	38,217

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
21,995	Sime Darby Berhad	$46,149
313	SK C&C Co., Ltd.	68,154
1,290	SM Investments Corp.	17,924
25,919	Turkiye Sise ve Cam Fabrikalari AS	29,753

		1,315,243

Insurance (2.7%):
595	Bajaj Finserv, Ltd.*	37,569
7,200	Bangkok Life Assurance Public Co., Ltd.	10,794
6,175	BB Seguridade Participacoes SA	57,843
55,000	Cathay Financial Holding Co., Ltd.	88,024
59,488	China Life Insurance Co., Ltd.	58,818
11,000	China Life Insurance Co., Ltd.	33,815
2,673	China Life Insurance Co., Ltd., ADR^	40,977
7,200	China Pacific Insurance Group Co., Ltd., Class H	25,978
13,600	China Taiping Insurance Holdings Co., Ltd.*	32,924
10,800	Dhipaya Insurance Public Co., Ltd.	14,771
6,419	Discovery, Ltd.	61,662
1,507	Dongbu Insurance Co., Ltd.	86,294
2,194	Hanwha General Insurance Co., Ltd.	13,682
3,119	Hanwha Life Insurance Co., Ltd.	16,860
2,150	Hyundai Marine & Fire Insurance Co., Ltd.	67,286
2,724	Korean Reinsurance Co.	28,263
5,916	Liberty Holding, Ltd.	47,787
1,558	LIG Insurance Co., Ltd.	37,634
10,400	LPI Capital Berhad	39,978
1,787	Max Financial Services, Ltd.	15,881
3,465	Mercuries Life Insurance Co., Ltd.*	1,893
1,882	Meritz Fire & Marine Insurance Co., Ltd.	26,924
28,993	MMI Holdings, Ltd.	49,520
68,000	People’s Insurance Co. Group of China, Ltd.	28,169
48,000	Picc Property & Casuality Co., Ltd., Class H	73,951
47,500	Ping An Insurance Group Co. of China, Ltd.	265,782
2,500	Porto Seguro SA	23,002
7,140	Powszechny Zaklad Ubezpieczen SA	62,613
518,000	PT Panin Financial Tbk*	8,249
250	Samsung Fire & Marine Insurance Co., Ltd.	59,937
520	Samsung Life Insurance Co., Ltd.	50,378
31,280	Sanlam, Ltd.	157,193
2,021	Santam, Ltd.	38,367
232,105	Shin Kong Financial Holdings Co., Ltd.*	67,560
5,847	Sul America SA	31,195
675	Tongyang Life Insurance	6,189

		1,767,762

Internet & Direct Marketing Retail (0.4%):
8,500	B2w Cia Digital*	33,537
108	CJ O Shopping Co., Ltd.	20,225
19,000	Cogobuy Group*(a)	26,836
239	Ctrip.com International, ADR*^	11,747
91	GS Home Shopping, Inc.	18,725
1,712	Interpark Holdings Corp.	7,349
959	JD.com, Inc., ADR*	29,834
4,208	Vipshop Holdings, Ltd., ADR*	56,136

		204,389

Internet Software & Services (2.6%):
3,922	21vianet Group, Inc., ADR*	21,532

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
725	58.com, Inc., ADR*^	$25,658
1,817	Alibaba Group Holding, Ltd., ADR*^	195,927
436	Baidu, Inc., ADR*	75,219
1,080	Bitauto Holdings, Ltd., ADR*	27,659
1,139	Daou Technology, Inc.	20,672
194	Daum Kakao Corp.	14,426
2,344	Just Dial, Ltd.*	19,061
103	NetEase, Inc., ADR	29,252
234	NHN Corp.	178,900
2,505	Pchome Online, Inc.	20,383
37,400	Tencent Holdings, Ltd.	1,073,591
399	Yy, Inc., ADR*	18,398

		1,720,678

IT Services (2.4%):
10,000	Chinasoft International, Ltd.*	5,751
6,280	Cielo SA	56,940
639	eClerx Services, Ltd.	13,891
3,739	EOH Holdings, Ltd.	38,688
10,448	HCL Technologies, Ltd.	140,896
2,673	Hexaware Technologies, Ltd.	8,849
37,860	Infosys, Ltd., ADR^	598,188
495	KCP Co., Ltd.*	5,985
3,450	Mindtree, Ltd.	24,090
2,556	Mphasis, Ltd.	22,853
110,700	MyEG Services Berhad	46,318
954	Persistent Systems, Ltd.	8,752
231	Samsung SDS Co., Ltd.	27,576
12,199	Sonda SA	21,052
275	Ssangyong Information & Communications Corp.*	566
7,000	Systex Corp.	14,848
7,763	Tata Consultancy Services, Ltd.	290,772
5,583	Tech Mahindra, Ltd.	39,481
14,000	Travelsky Technology, Ltd., Series H	33,070
5,423	Vakrangee, Ltd.	27,521
3,818	Wipro, Ltd.	30,303

		1,456,390

Leisure Products (0.1%):
6,000	Giant Manufacturing Co., Ltd.	35,492
6,000	Merida Industry Co., Ltd.	31,796

		67,288

Life Sciences Tools & Services (0.0%):
1,081	Divi’s Laboratories, Ltd.*	10,395

Machinery (1.1%):
816	AIA Engineering, Ltd.	19,955
3,000	AirTac International Group	29,495
15,517	Ashok Leyland, Ltd.	20,207
28,600	Changsha Zoomlion Heavy Industry Science & Technology	15,342
10,500	China Conch Venture Holdings, Ltd.	20,617
7,600	China International Marine Containers Group Co., Ltd.	12,985
18,000	CRRC Corp., Ltd., Class H	17,484
26,000	CSBC Corp. Taiwan	12,213
1,465	Cummins India, Ltd.	21,421
3,522	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*(b)(c)	5,292
4,412	Doosan Infracore Co., Ltd.*	37,159
176	Eicher Motors, Ltd.*	69,354
3,744	Escorts Ltd	31,088
8,000	Haitian International Holdings, Ltd.	18,612
1,855	Hanjin Heavy Industries & Contruction Co., Ltd.*	6,439
4,202	Hiwin Technologies Corp.	26,268
167	Hyundai Elevator Co., Ltd.	9,446

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
315	Hyundai Heavy Industries Co.*(c)	$46,549
337	Hyundai Mipo Dockyard Co., Ltd.*	26,721
50	Hyundai Rotem Co., Ltd.*	937
3,800	Iochpe-Maxion SA	20,153
9,940	Jain Irrigation Systems, Ltd.	14,379
1,000	King Slide Works Co., Ltd.	14,339
136	Otokar Otomotiv Ve Savunma Sanayi AS	4,438
7,000	Rechi Precision Co., Ltd.	7,611
4,062	Samsung Heavy Industries Co., Ltd.*	40,735
2,000	Shin Zu Shing Co., Ltd.	5,655
29,500	Sinotruk Hong Kong, Ltd.	22,125
8,000	Syncmold Enterprise Corp.	17,666
837	Turk Traktor ve Ziraat Makineleri AS	18,813
6,446	WEG SA	35,874
10,000	Weichai Power Co., Ltd., Class H	17,647
11,000	Yungtay Engineering Co., Ltd.	19,066

		686,085

Marine (0.2%):
24,000	China Shipping Development Co., Ltd., Class H	13,554
38,380	Evergreen Marine Corp. (Taiwan), Ltd.*	17,955
33,207	Grindrod, Ltd.*^	35,442
16,500	MISC Berhad	27,325
4,000	U-Ming Marine Transport Corp.	4,304
5,000	Wan HAI Lines, Ltd.	2,900
22,304	Wisdom Marine Lines Co., Ltd.	24,257
37,000	Yang Ming Marine Transport*	8,522

		134,259

Media (1.5%):
160,000	Alibaba Pictures Group, Ltd.*	29,024
52,700	Astro Malaysia Holdings Berhad	32,647
47,000	BEC World Public Co., Ltd.	23,800
748	Cheil Worldwide, Inc.	12,686
408	CJ CGV Co., Ltd.	27,419
301	CJ E&M Corp.	22,879
546	CJ Hellovision Co., Ltd.	4,956
4,478	Cyfrowy Polsat SA*	27,347
13,912	Dish Tv India, Ltd.*	23,052
8,036	Grupo Televisa SA, ADR	208,454
2,348	Jagran Prakashan, Ltd.*	6,943
940	KT Skylife Co., Ltd.	13,870
193	Loen Entertainment, Inc.	15,540
14,606	Megacable Holdings SAB de C.V.	56,959
800	Multiplus SA	9,252
1,229	Naspers, Ltd.	211,907
327,000	PT Global MediaCom Tbk	12,763
177,400	PT Media Nusantara Citra Tbk	24,634
190,700	PT Surya Citra Media Tbk	38,648
750	PVR, Ltd.	16,531
25,700	RS Public Co., Ltd.*	6,657
413	S.M.Entertainment Co.*	8,727
1,500	Smiles SA	30,397
4,534	Sun Tv Network, Ltd.	55,393
20,498	Tv18 Broadcast, Ltd.*	13,258
81,100	Vgi Global Media plc	12,038
6,072	ZEE Entertainment Enterprises, Ltd.	50,079

		995,860

Metals & Mining (4.1%):
4,055	African Rainbow Minerals, Ltd.	28,709
26,000	Angang Steel Co., Ltd.*	18,503
16,621	AngloGold Ashanti, Ltd., ADR	179,009
2,033	ArcelorMittal South Africa, Ltd.*	1,506
1,677	Assore, Ltd.	30,494

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
3,325	Capital SA	$39,198
29,500	China Hongqiao Group, Ltd.(b)(c)	26,761
3,000	China Metal Products Co., Ltd.	3,070
56,000	China Steel Corp.	46,686
44,400	China Zhongwang Holdings, Ltd.	19,948
56,000	Chung Hung Steel Corp.*	20,195
24,250	Companhia Siderurgica Nacional SA, ADR*^	70,810
1,666	Dongkuk Steel Mill Co., Ltd.	19,074
14,863	Eregli Demir ve Celik Fabrikalari T.A.S.	24,119
21,000	Feng Hsin Steel Co., Ltd.	35,846
23,807	Gerdau SA, ADR	82,134
28,000	Gloria Material Technology Corp.	18,821
41,553	Gold Field, Ltd., ADR	146,683
471	Grupa Kety SA	46,993
84,574	Grupo Mexico SAB de C.V., Series B	253,773
4,210	Grupo Simec SA de C.V., Series B*	18,217
19,883	Hindalco Industries, Ltd.	59,761
1,195	Hyundai Steel Co.	62,496
18,316	Impala Platinum Holdings, Ltd.*	61,700
7,412	Industrias CH, SAB de C.V., Series B*	43,911
2,595	Industrias Penoles SAB de C.V.	66,819
15,000	Jiangxi Copper Co., Ltd.	23,377
20,933	Jindal Steel & Power, Ltd.*	39,004
25,310	Jsw Steel, Ltd.	73,413
43,143	Kardemir Karabuk Demir Celik Sanayi VE Ticaret AS, Class D*	13,759
1,235	KGHM Polska Miedz SA	36,102
40	KISWIRE, Ltd.	1,424
115	Korea Zinc Co.	44,422
1,878	Koza Altin Isletmeleri AS*	10,277
1,922	Kumba Iron Ore, Ltd.*	29,011
166	Kumkang Kind Co., Ltd.	5,584
52,000	Maanshan Iron & Steel Co., Ltd.*	18,728
23,056	Minera Frisco SAB de C.V.*	15,334
3,766	MMC Norilsk Nickel PJSC, ADR	59,088
78,000	MMG, Ltd.*	29,052
30,384	National Aluminum Co., Ltd.	35,897
7,353	Northam Platinum, Ltd.*	28,281
1,832	POSCO, ADR	118,163
57,140	Press Metal Berhad	34,237
449,100	PT Aneka Tambang Persero Tbk*	24,608
71,800	PT Vale Indonesia Tbk*	12,881
3,505	Royal Bafokeng Platinum, Ltd.*	8,889
697	Seah Besteel Corp.	17,576
2,792	Severstal PAO, GDR	40,076
88,000	Shougang Fushan Resources Group, Ltd.	16,207
43,737	Sibanye Gold, Ltd.	95,408
11,722	Steel Authority of India, Ltd.*	11,065
9,813	Tata Steel, Ltd., GDR	72,489
7,000	Ton Yi Industrial Corp.	3,621
22,000	Tung Ho Steel Enterprise Corp.	17,143
7,991	Vale SA, ADR	75,915
7,373	Vedanta, Ltd., ADR	126,594
3,000	Yeong Guan Energy Technology Group Co., Ltd.	10,475
36,050	Yieh Phui Enterprise Co., Ltd.*	16,502
3,500	Zhaojin Mining Industry Co., Ltd.	3,071
72,000	Zijin Mining Group Co., Ltd.	26,675

		2,619,584

Multiline Retail (0.8%):
59,000	Far Eastern Department Stores, Ltd.	31,391
15,000	Golden Eagle Retail Group, Ltd.^	23,279

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
23,569	Grupo Sanborsn SAB de C.V.	$27,699
295	Hyundai Department Store Co., Ltd.	26,659
23,500	Intime Retail Group Co., Ltd.	29,511
7,326	Lojas Americanas SA	31,152
11,686	Lojas Renner SA	103,789
214	Lotte Shopping Co., Ltd.	41,619
48,500	Mitra Adiperkasa TBK PT*	21,781
3,060	Poya International Co., Ltd.	35,997
8,500	PT Matahari Department Store Tbk	8,429
489,200	PT Multipolar Tbk*	11,383
39,838	Ripley Corp SA	25,912
1,378	S.A.C.I. Falabella	11,596
130	Shinsegae Department Store Co.	22,205
20,564	Woolworths Holdings, Ltd.	107,158

		559,560

Multi-Utilities (0.1%):
151,000	YTL Corporation Berhad	50,869
65,800	YTL Power International Berhad	22,613

		73,482

Oil, Gas & Consumable Fuels (5.7%):
30,900	Bangchak Petroleum Public Co., Ltd.	29,678
3,242	Bharat Pertoleum Corp., Ltd.	32,521
5,402	Cairn India, Ltd.	25,444
186,000	China Petroleum & Chemical Corp., Class H	152,318
12,000	China Shenhua Energy Co., Ltd.	27,826
517	CNOOC, Ltd., ADR^	61,937
58,000	CNOOC, Ltd.	69,418
2,482	Coal India, Ltd.	11,187
1,750	Cosan sa industria e Comercio	21,665
4,782	Ecopetrol SA, ADR*^	44,568
1,700	Empresas Copec SA	18,488
31,400	Energy Absolute Public Co., Ltd.	25,354
70,800	Esso Thailand Public Co., Ltd.*	22,663
8,460	Exxaro Resources, Ltd.	74,197
7,000	Formosa Petrochemical Corp.	24,447
15,137	Gazprom OAO, ADR	67,734
4,041	Grupa Lotos SA*	55,732
1,737	GS Holdings	91,867
20	Hankook Shell Oil Co., Ltd.	7,111
5,897	Hindustan Petroleum Corp., Ltd.	47,738
15,536	Indian Oil Corp., Ltd.	92,606
279,900	IRPC Public Co., Ltd.	41,954
64,000	Kunlun Energy Co., Ltd.	59,341
340	Lubelski Wegiel Bogdanka SA*	6,532
2,859	LUKOIL PJSC, ADR	151,699
10,280	Mangalore Refinery & Petrochemicals Ltd.*	16,918
698	MOL Hungarian Oil & Gas plc	47,783
288	NovaTek OAO, Registered Shares, GDR	35,917
7,632	Oil & Natural Gas Corp., Ltd.	21,762
3,890	Oil India, Ltd.	19,993
407	PetroChina Co., Ltd., ADR	29,813
48,000	PetroChina Co., Ltd., Class H	35,239
10,434	Petroleo Brasileiro SA, ADR*	101,105
26,379	Petroleo Brasileiro SA, ADR*	243,214
144,200	Petron Corp.	25,582
3,800	Petronas Dagangan Berhad	20,620
5,372	Petronet LNG, Ltd.	33,354
7,038	Polski Koncern Naftowy Orlen SA	177,597
25,218	Polskie Gornictwo Naftowe i Gazownictwo SA	37,635
490,000	PT Adaro Energy Tbk	64,351
19,800	PT Indo Tambangraya Megah Tbk	30,039
475,000	PT Sugih Energy Tbk*(b)(c)	1,783

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
49,500	PT United Tractors Tbk	$98,464
34,600	PTT Exploration & Production Public Co., Ltd.	93,789
29,100	PTT Public Co., Ltd.	328,267
5,739	Reliance Industries, Ltd., GDR*(a)	233,485
10,622	Rosneft Oil Co., Registered Shares, GDR	60,130
12,270	Semirara Mining and Power Corp.	36,095
52,000	Sinopec Kantons Holdings, Ltd.	28,229
607	SK Energy Co., Ltd.	90,489
352	SK Gas, Ltd.	38,143
585	S-Oil Corp.	52,650
25,300	Tambang Batubara Bukit Asam Tbk PT	25,062
867	Tatneft Pjsc, ADR	32,504
22,600	Thai Oil Public Co., Ltd.	49,680
2,493	The Great Eastern Shipping Co., Ltd.	16,010
2,548	Tupras-Turkiye Petrol Rafine	63,319
8,761	Ultrapar Participacoes SA, ADR^	199,137
252,000	United Energy Group, Ltd.*	10,068
2,362	Yanzhou Coal Mining Co., Ltd., ADR^	17,597

		3,679,848

Paper & Forest Products (0.8%):
7,803	Duratex SA	22,984
5,996	Empresas CMPC SA	14,640
10,650	Fibria Celulose SA, ADR	97,342
1,954	Hansol Holdings Co., Ltd.*	10,994
146	Hansol Paper Co., Ltd.	2,487
19,000	Lee & Man Paper Manufacturing, Ltd.	14,519
23,000	Long Chen Paper Co., Ltd.	19,821
4,549	Mondi, Ltd.	108,643
43,000	Nine Dragons Paper Holdings, Ltd.	46,232
24,247	Sappi, Ltd.	164,526
6,600	Suzano Papel e Celulose SA, Class A	27,938
47,000	YFY, Inc.	17,895

		548,021

Personal Products (0.9%):
267	Amorepacific Corp.	66,971
384	Amorepacific Group	41,032
926	Bajaj Corp., Ltd.	5,638
945	Colgate-Palmolive India, Ltd.	14,485
173	Cosmax, Inc.	21,025
8,409	Dabur India, Ltd.	35,918
1,393	Emami, Ltd.	22,870
101	Gillette India, Ltd.	6,562
1,015	Godrej Consumer Products, Ltd.	26,126
3,000	Grape King BIO, Ltd.	18,821
9,000	Hengan International Group Co., Ltd.	66,883
499	Korea Kolmar Co., Ltd.	33,513
127	LG Household & Health Care, Ltd.	91,985
8,551	Marico, Ltd.	38,836
4,000	Natura Cosmeticos SA	37,238
174	Procter & Gamble Hygiene & Healthcare, Ltd.	20,345
261	Sansung Life & Science Co., Ltd.*	3,583

		551,831

Pharmaceuticals (1.5%):
154	Abbott India Ltd	11,011
510	Ajanta Pharma, Ltd.	13,834
840	Alembic Pharmaceuticals, Ltd.	8,116
3,947	Aspen Pharmacare Holdings, Ltd.	80,923
7,287	Aurobindo Pharma, Ltd.	75,874
3,311	Cadila Healthcare, Ltd.	22,538

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
21,000	China Medical System Holdings, Ltd.	$37,228
22,000	China Pharmaceutical Enterprise & Investment Corp.	28,811
3,000	China Shineway Pharmaceutical Group, Ltd.	3,281
12,000	China Traditional Chinese Medicine Co., Ltd.	6,607
181	Chong Kun Dang Pharmaceutical Corp.	17,883
6,394	Cipla, Ltd.	58,390
12,000	Dawnrays Pharmaceutical Holdings, Ltd.	6,964
83	Dong-A Socio Holdings Co., Ltd.	9,805
2,231	Dr. Reddy’s Laboratories, Ltd., ADR	89,574
8	Glaxo smithkline Pharmaceuticals, Ltd.	338
3,004	Glenmark Pharmaceuticals, Ltd.	39,474
124	Hanmi Pharm Co., Ltd.	33,146
342	Hanmi Science Co., Ltd.	17,855
204,000	Hua Han Bio-Pharmaceutical Holdings, Ltd.*(b)(c)	10,435
2,700	Hypermarcas SA	25,015
2,351	Ipca Laboratories, Ltd.*	22,598
2,206	Jubilant Life Sciences, Ltd.	27,172
1,201	Jw Holdings Corp.	8,570
3,131	Lupin, Ltd.	69,686
469	Pfizer Ltd.	13,833
898	Piramal Enterprises, Ltd.*	26,319
287,900	PT Kalbe Farma Tbk	33,279
697	Richter Gedeon Nyrt	15,832
57	Sanofi India, Ltd.	4,129
91,000	Sihuan Pharmaceutical Holdings Group, Ltd.	34,532
60,000	Sino Biopharmaceutical, Ltd.	49,403
40,172	SSY Group, Ltd.	15,972
803	Strides Shasun, Ltd.	13,585
5,115	Sun Pharmaceutical Industries, Ltd.	54,245
11,000	Tong Ren Tang Technologies Co., Ltd.	19,563
695	Torrent Pharmaceuticals, Ltd.	16,629
5,000	TTY Biopharm Co., Ltd.	17,957
1,348	Wockhardt, Ltd.	14,932
91	Yuhan Corp.	18,106

		1,073,444

Professional Services (0.0%):
5,146	Sporton International, Inc.	30,273

Real Estate Management & Development (3.2%):
42,000	Agile Property Holdings, Ltd.	36,357
3,615	Aliansce Shopping Centers SA	17,786
38,800	Ayala Land, Inc.	25,557
438,000	Bangkok Land Public Co., Ltd.	23,202
30,000	Beijing Capital Land, Ltd.	13,567
268,000	Belle Corp.	21,369
16,890	BR Malls Participacoes SA*	77,972
62,000	C C Land Holdings, Ltd.	16,433
15,400	Cathay Real Estate Development Co., Ltd.	10,960
20,700	Central Pattana Public Co., Ltd.	34,204
107,000	China Evergrande Group	99,147
62,000	China Merchants Land, Ltd.	10,126
38,000	China Overseas Grand Oceans Group, Ltd.*	20,021
30,000	China Overseas Land & Investment, Ltd.	85,673
12,000	China Overseas Property Holdings, Ltd.	2,207

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
30,000	China Resources Land, Ltd.	$81,047
15,000	China Sce Property Holdings, Ltd.	5,655
50,000	China South City Holdings, Ltd.	10,292
16,300	China Vanke Co., Ltd., Class H	44,032
8,400	Chong Hong Construction Co., Ltd.	20,482
112,000	CIFI Holdings Group Co., Ltd.	43,516
22,208	Corporacion Inmobiliaria Vesta SAB de C.V.	30,822
110,000	Country Garden Holdings Co., Ltd.	98,920
13,178	DLF, Ltd.*	30,167
2,544	Etalon Group, Ltd.	9,635
16,000	Farglory Land Development Co., Ltd.	21,644
754,000	Filinvest Land, Inc.	24,671
96,000	Franshion Properties China, Ltd.	30,753
65,000	Fullshare Holdings, Ltd.	28,771
16,000	Greenland Hong Kong Holdings, Ltd.*	4,306
12,500	Greentown China Holdings, Ltd.*	11,900
26,800	Guangzhou R&F Properties Co., Ltd., Class H	41,874
15,600	Highwealth Construction Corp.	27,399
20,000	Hopson Development Holdings, Ltd.	18,397
18,760	Housing Development & Infrastructure, Ltd.*	23,717
4,000	Huaku Development Co., Ltd.	9,213
19,000	Hung Sheng Construction, Ltd.	11,866
14,324	Indiabulls Real Estate, Ltd.*	19,362
31,500	KWG Property Holding, Ltd.	22,828
36,400	L.P.N. Development Public Co., Ltd.	12,821
18,500	Longfor Properties Co., Ltd.	30,402
83,375	Mah Sing Group Berhad	27,345
29,166	Matrix Concepts Holdings Berhad	16,750
190,500	Megaworld Corp.	12,835
59,000	Mingfa Group International Co., Ltd.*(b)(c)	2,278
1,265	Multiplan Empreendimentos Imobiliarios SA	26,976
1,554	New Europe Property Investment plc	16,142
938	Oberoi Realty, Ltd.*	5,329
15,342	Parque Arauco SA	40,664
53,000	Poly Property Group Co., Ltd.*	22,092
1,252	Prestige Estates Projects, Ltd.*	4,194
33,000	Prince Housing & Development Corp.	12,957
49,600	Pruksa Holding PCL*	32,771
417,700	PT Alam Sutera Realty Tbk*	11,374
271,500	PT Bumi Serpong Damai	38,423
434,245	PT Ciputra Development Tbk	40,196
2,256,500	PT Hanson International Tbk*	24,082
397,700	PT Intiland Development Tbk	12,418
23,200	PT Lippo Cikarang Tbk*	7,426
577,600	PT Lippo Karawaci Tbk	31,432
177,300	PT Modernland Realty Tbk*	3,913
817,900	PT Pakuwon Jati Tbk	37,756
251,500	PT Summarecon Agung Tbk	25,299
53,040	Radium Life Tech Co., Ltd.*	19,685
20,000	Redco Properties Group, Ltd.*(a)	7,900
464,000	Renhe Commercial Holdings Co., Ltd.*	11,670
38,900	Robinsons Land Corp.	17,827
13,000	Ruentex Development Co., Ltd.*	15,571
75,023	Shenzhen Investment, Ltd.	33,570
41,500	Shimao Property Holdings, Ltd.	65,881
95,500	Shui On Land, Ltd.	21,548
48,500	Sino-Ocean Land Holdings, Ltd.	22,784
65,700	SM Prime Holdings, Inc.	37,054

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
707	Sobha, Ltd.	$3,746
36,500	Soho China, Ltd.	19,526
32,000	Sunac China Holdings, Ltd.	41,497
29,900	Sunway Berhad	21,970
51,800	Supalai Public Co., Ltd.	37,689
83,000	UEM Sunrise Berhad	23,833
41,000	UOA Development Berhad	25,032
245,700	Vista Land & Lifescapes, Inc.	24,871
236,000	Yuexiu Property Co., Ltd.	40,078
24,000	Yuzhou Properties Co., Ltd.	10,024

		2,163,481

Road & Rail (0.1%):
3,000	CAR, Inc.*^	2,814
102	CJ Korea Express Co., Ltd.*	15,187
1,030	Container Corporation of India, Ltd.	20,221
34,000	Guangshen Railway Co., Ltd.	20,525
3,800	Localiza Rent a Car SA	50,867
821	PKP Cargo SA*	13,463

		123,077

Semiconductors & Semiconductor Equipment (6.3%):
30,191	Advanced Semiconductor Engineering, Inc., ADR	195,638
5,000	Advanced Wireless Semiconductor Co.	10,044
5,100	Ardentec Corp.	4,163
13,000	Chipbond Technology Corp.	20,771
483	Dongbu Hitek Co., Ltd.*	8,249
14,000	Elan Microelectronics Corp.	17,851
8,400	Elite Advanced Laser Corp.	41,791
2,000	eMemory Technology, Inc.	28,300
23,000	Epistar Corp.*	24,239
20,000	Everlight Electronics Co., Ltd.	32,027
369,000	GCL-Poly Energy Holdings, Ltd.*	48,911
1,000	Gigasolar Materials Corp.	10,141
9,000	Gigastorage Corp.*	6,715
15,634	Gintech Energy Corp.*	9,113
13,200	Globetronics Technology Berhad	15,401
12,000	Greatek Electronics, Inc.	16,450
11,000	Holtek Semiconductor, Inc.	19,526
2,862	Jusung Engineering Co., Ltd.*	24,874
737	KC Tech Co., Ltd.	9,067
31,000	King Yuan Electronics Co., Ltd.	28,602
9,000	Kinsus Interconnect Technology Corp.	23,776
121	LEENO Industrial, Inc.	4,528
70,000	Macronix International Co., Ltd.*	29,318
10,000	MediaTek, Inc.	70,844
10,000	Motech Industries, Inc.*	9,223
11,424	Nanya Technology Corp.	18,191
26,430	Neo Solar Power Corp.*	13,296
9,000	Novatek Microelectronics Corp.	34,873
48,000	Orient Semiconductor Electronics, Ltd.*	16,447
3,000	Phison Electronics Corp.	26,964
15,000	Powertech Technology, Inc.	43,626
9,000	Radiant Opto-Electronics Corp.	18,914
6,000	Realtek Semiconductor Corp.	21,450
10,057	Semiconductor Manufacturing International Corp., ADR*^	63,158
1,476	Seoul Semiconductor Co., Ltd.	23,002
24,000	Shunfeng International Clean Energy, Ltd.*	1,575
4,000	Sigurd Microelectronics Corp.	3,651

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
10,138	Siliconware Precision Industries Co., ADR^	$82,016
14,000	Sino-American Silicon Products, Inc.	22,462
5,000	Sitronix Technology Corp.	16,246
7,483	SK Hynix, Inc.	337,878
9,000	Taiwan Semiconductor Co., Ltd.	10,556
66,031	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,168,458
14,000	Taiwan Surface Mounting Technology Corp.	12,777
3,000	Topco Scientific Co., Ltd.	9,784
35,700	Unisem (M) Berhad	25,344
102,670	United Microelectronics Corp., ADR	198,153
20,000	Vanguard International Semiconductor Corp.	38,089
5,250	Visual Photonics Epitaxy Co., Ltd.	9,860
15,153	Win Semiconductors Corp.	67,483
121,000	Winbond Electronics Corp.	67,888
750	Wonik Ips Co., Ltd.*	16,719
713	WONIK IPS Co., Ltd.*	3,500
74,000	Xinyi Solar Holdings, Ltd.	23,609

		4,105,531

Software (0.4%):
368	Asseco Poland SA	5,049
3,807	CD Projekt SA*	71,251
244	Com2uS Corp.	26,423
593	Cyient, Ltd.	4,270
333	DuzonBIzon Co., Ltd.	7,373
4,341	Kpit Technologies, Ltd.	8,671
171	Ncsoft Corp.	46,681
522	NHN Entertainment Corp.*	27,930
548	NIIT Technologies, Ltd.	3,676
424	Oracle Financial Services Software, Ltd.	24,942
2,500	Totvs SA	22,276
989	Webzen, Inc.*	19,057

		267,599

Specialty Retail (1.0%):
331	Cashbuild, Ltd.	9,251
11,000	China Harmony New Energy Auto Holding, Ltd.	4,620
32,500	China Zhentong Auto Services Holdings, Ltd.	19,557
2,900	Cia. Hering	16,612
255,000	GOME Electrical Appliances Holdings, Ltd.^	34,774
147,000	Home Product Center Public Co., Ltd.	41,284
3,000	Hotai Motor Co., Ltd.	35,140
729	Hotel Shilla Co., Ltd.	29,393
6,696	Lewis Group, Ltd.	20,701
291	Lotte Himart Co., Ltd.	13,949
6,092	Mr.Price Group, Ltd.	72,611
16,800	Padini Holdings Berhad	11,390
347,300	PT ACE Hardware Indonesia Tbk	21,508
21,783	Super Group, Ltd.*	57,852
9,034	The Foschini Group, Ltd.	104,033
18,143	Truworths International, Ltd.	117,214
4,908	Via Varejo SA	16,119
17,500	Zhongsheng Group Holdings, Ltd.	26,005

		652,013

Technology Hardware, Storage & Peripherals (7.1%):
57,000	Acer, Inc.	27,041

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
4,000	Advantech Co., Ltd.	$33,506
13,000	Asia Vital Components Co., Ltd.	11,202
5,000	Asustek Computer, Inc.	49,428
3,000	Casetek Holdings, Ltd.	9,981
13,000	Catcher Technology Co., Ltd.	128,682
8,045	Chicony Electronics Co., Ltd.	20,518
14,000	Clevo Co.	13,010
99,967	CMC Magnetics Corp.*	13,057
87,000	Compal Electronics, Inc.	56,765
92,000	Coolpad Group, Ltd.*(c)	8,524
16,220	Foxconn Technology Co., Ltd.	49,429
15,000	Getac Technology Corp.	21,536
11,000	Gigabyte Technology Co., Ltd.	15,174
9,000	High Tech Computer Corp.*	22,966
20,000	Inventec Corp.	14,992
352	Kona I Co., Ltd.	3,273
122,000	Lenovo Group, Ltd.	80,361
46,460	Lite-On Technology Corp.	80,058
20,000	Micro-Star International Co., Ltd.	46,514
26,119	Mitac Holding Corp.	28,994
37,000	Pegatron Corp.	109,463
7,000	Primax Electronics, Ltd.	11,475
82,000	Qisda Corp.	47,548
22,000	Quanta Computer, Inc.	44,722
49,360	Ritek Corp.*	9,168
4,031	Samsung Electronics Co., Ltd., GDR	3,699,592
8,000	Transcend Infromation, Inc.	26,204
2,000	Tsc Auto Id Technology Co., Ltd.	15,218
67,339	Wistron Corp.	61,678

		4,760,079

Textiles, Apparel & Luxury Goods (0.9%):
6,255	Aksa Akrilik Kimya Sanayii AS	18,463
4,500	Alpargatas SA	17,553
16,000	Anta Sports Products, Ltd.	44,233
1,300	Arezzo Industria E Comercio SA	12,946
3,289	Arvind, Ltd.	20,004
92,000	Belle International Holdings, Ltd.	59,848
150,000	Bosideng International Holdings, Ltd.	12,931
587	CCC SA	35,236
76,000	China Dongxiang Group Co., Ltd.	14,570
23,000	China Lilang, Ltd.	15,293
10,000	Cosmo Lady China Holdings Co., Ltd.(a)	2,999
2,045	Eclat Textile Co., Ltd.	20,481
8,075	Feng Tay Enterprise Co., Ltd.	32,186
25	Handsome Co., Ltd.	634
585	Hansae Co., Ltd.	12,695
51	Ilshin Spinning Co., Ltd.	5,085
1,315	Indo Count Industies, Ltd.	3,999
459	LF Corp.	9,196
4	LPP SA	6,859
3,212	Makalot Industrial Co., Ltd.	13,176
68	Page Industries, Ltd.	15,312
30,000	Pou Chen Corp.	41,549
776,900	PT Sri Rejeki Isman Tbk	20,442
2,940	Rajesh Exports, Ltd.	27,467
7,000	Shenzhou International Group	44,185
388	SRF, Ltd.	9,722
34,140	Tainan Spinning Co., Ltd.	17,044
7,000	Taiwan Paiho, Ltd.	23,992
4,591	Titan Co., Ltd.*	32,739
627	Vardhman Textiles Ltd*	12,683
16,000	Weiqiao Textile Co., Ltd.(b)(c)	11,488
5,586	Welspun India, Ltd.	7,554
337	Youngone Corp.	10,035

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
264	Youngone Holdings Co., Ltd.	$12,428

		645,027

Thrifts & Mortgage Finance (0.5%):
5,015	Dewan Housing Finance Corp., Ltd.	28,356
786	Gruh Finance, Ltd.	4,795
5,999	Housing Development Finance Corp., Ltd.	139,012
4,313	Indiabulls Housing Finance, Ltd.	66,272
7,284	LIC Housing Finance, Ltd.	69,375

		307,810

Tobacco (0.6%):
3,300	British American Tobacco Malaysia Berhad	34,023
42,598	ITC, Ltd.	183,890
1,092	KT&G Corp.	95,214
7,000	PT Gudang Garam Tbk	34,427

		347,554

Trading Companies & Distributors (0.3%):
709	Adani Enterprises, Ltd.*	1,189
9,275	Barloworld, Ltd.	82,525
447	Daewoo International Corp.	9,532
1,664	Hudaco Industries, Ltd.	17,938
590	LG International Corp.	16,967
47,200	PT AkR Corporindo Tbk	22,143
2,473	SK Network Co., Ltd.	16,517
88	Trencor, Ltd.	262

		167,073

Transportation Infrastructure (1.3%):
11,046	Adani Ports & Special Economic Zone, Ltd.*	57,801
61,000	Airports of Thailand Public Co., Ltd.	69,687
13,600	Bangkok Aviation Fuel Services Public Co., Ltd.	15,537
140,782	Bangkok Exressway & Metro Public Co., Ltd.	31,146
20,000	Beijing Capital International Airport Co., Ltd.	23,931
20,000	China Merchants Holdings International Co., Ltd.	58,539
11,900	Companhia de Concessoes Rodoviarias	68,623
48,000	Cosco Pacific, Ltd.	52,988
3,700	Ecorodovias Infraestrutura e Logistica SA	10,650
1,854	Gateway Distriparks, Ltd.	7,223
8,915	Grupo Aeroportuario del Centro Norte, SAb de C.V.	48,296
369	Grupo Aeroportuario del Sureste SAB de C.V., ADR	63,925
5,545	Grupo Aeroporturaio del Pacifico SAB de C.V.	53,858
19,750	International Container Terminal Services, Inc.	35,393
16,000	Jiangsu Expressway Co., Ltd., Series H	22,975
12,000	Malaysia Airports Holdings Berhad	18,855
24,684	OHL Mexico SAB de C.V.	34,891
1,675	Promotora y Operadora de Infraestructura SAB de C.V.*	18,087
57,956	PT Jasa Marga Persero Tbk	20,111
20,000	Shenzhen Expressway Co., Ltd.	18,115
22,000	Shenzhen International Holdings, Ltd.	36,066
58,253	Sociedad Matriz SAAM SA	5,491
18,000	Taiwan High Speed Rail Corp.	12,665

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
6,974	TAV Havalimanlari Holding AS	$27,817
70,000	Tianjin Port Development Holdings, Ltd.	11,886
29,300	Westports Holding Berhad	26,830
20,000	Zhejiang Expressway Co., Ltd.	26,148

		877,534

Water Utilities (0.5%):
36,941	Aguas Andinas SA, Class A	21,549
22,000	Beijing Enterprises Water Group, Ltd.	16,303
38,000	China Water Affairs Group, Ltd.	25,042
8,623	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	89,765
1,200	Companhia de Saneamento de Minas Gerais- Copasa MG	16,792
64,000	CT Environmental Group, Ltd.	13,580
22,000	Guangdong Investment, Ltd.	31,378
16,068	Inversiones Aguas Metropolitanas SA	25,326
67,400	Manila Water Co.	41,380
95,500	TTW Public Co., Ltd.	29,469

		310,584

Wireless Telecommunication Services (3.6%):
15,900	Advanced Information Service plc	82,375
22,316	America Movil SAB de C.V., Series L, ADR	316,218
54,584	Axiata Group Berhad	62,448
13,131	Bharti Airtel, Ltd.	70,809
19,500	China Mobile, Ltd.	214,500
7,027	China Mobile, Ltd., ADR	388,102
52,600	DIGI.com Berhad	60,981
2,969	Empresa Nacional de Telecomunicaciones SA*	35,908
18,000	Far EasTone Telecommunications Co., Ltd.	44,200
520	Globe Telecom, Inc.	21,055
29,245	Idea Cellular, Ltd.	38,712
30,200	Maxis Berhad	43,972
2,220	MegaFon PJSC, Registered Shares, GDR	25,991
42,372	MTN Group, Ltd.^	385,196
1,112	PLDT, Inc., ADR	35,762
30,600	PT Indosat Tbk*	16,078
68,700	PT XL Axiata Tbk*	15,779
25,752	Reliance Communications, Ltd.*	15,189
1,682	SK Telecom Co., Ltd., ADR	42,353
14,000	Taiwan Mobile Co., Ltd.	51,441
5,489	Tim Participacoes SA, ADR	87,714
34,600	Total Access Communication Public Co., Ltd.	44,357
5,607	Turkcell Iletisim Hizmetleri AS, ADR*	46,426
11,621	Veon, Ltd., ADR	47,414
4,438	Vodacom Group, Ltd.	50,313

		2,243,293

Total Common Stocks (Cost $64,487,844)		65,082,014

Preferred Stocks (0.5%):
Chemicals (0.0%):
2,900	Braskem SA, Class A, 7.89%	29,527

Electric Utilities (0.0%):
723	Companhia de Transmissao de Energia Eletrica Paulista, 2.30%	15,088

Independent Power & Renewable Electricity Producers (0.0%):
4,100	Companhia Energetica de Sao Paulo, Class B, 0.45%	25,280

Shares		Fair Value
Preferred Stocks, continued
Machinery (0.0%):
17,000	Marcopolo SA, 1.26%	$14,175

Metals & Mining (0.4%):
48,600	Usinas Siderurgicas de Minas Gerais SA, Class A, 0.72%*	69,249
15,235	Vale SA, ADR, 1.01%	136,811

		206,060

Multiline Retail (0.1%):
6,618	Lojas Americanas SA, 0.09%	34,548

Total Preferred Stocks (Cost $205,788)		324,678

Rights (0.0%):
Health Care Providers & Services (0.0%):
9,278	Life Healthcare Group Holdings, Ltd, Expires on 4/14/17*	3,116

Household Durables (0.0%):
1,335	Gafisa SA, Expires on 4/17/17*	1,715

Internet & Direct Marketing Retail (0.0%):
2,730	B2W Cia Digital, Expires on 4/28/17*	1,238

Real Estate Management & Development (0.0%):
31,000	C C Land Holdings, Ltd., Expires on 4/24/17*(b)(c)	239

Total Rights (Cost $–)		6,308

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.8%):
$2,487,837	AZL DFA Emerging Markets Core Equity Fund Securities Lending Collateral Account(d)	2,487,837

Total Securities Held as Collateral for Securities on Loan (Cost $2,487,837)		2,487,837

Unaffiliated Investment Company (0.1%):
33,281	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(e)	33,281

Total Unaffiliated Investment Company (Cost $33,281)		33,281

Total Investment Securities (Cost $67,214,750)(f) - 103.5%		67,934,118
Net other assets (liabilities) - (3.5)%		(2,297,784)

Net Assets - 100.0%		$65,636,334

Percentages indicated are based on net assets as of March 31, 2017.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $2,357,544.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.13% of the net assets of the Fund.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 0.19% of the net assets of the fund.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(e)	The rate represents the effective yield at March 31, 2017.
(f)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2017:

Country	Percentage
Bermuda	0.3%
Brazil	7.3%
Cayman Islands	0.5%
Chile	1.2%
China	9.3%
Colombia	0.2%
Czech Republic	0.1%
Egypt	0.1%
Guernsey	—	%NM
Hong Kong	5.6%
Hungary	0.2%
India	11.3%
Indonesia	3.0%
Korea, Republic Of	15.8%
Malaysia	3.6%
Mexico	4.4%
Netherlands	0.1%
Philippines	1.8%
Poland	1.7%
Romania	—	%NM
Russian Federation	1.0%
South Africa	8.4%
Spain	—	%NM
Switzerland	—	%NM
Taiwan, Province Of China	15.1%
Thailand	3.2%
Turkey	1.2%
Ukraine	0.1%
United States	4.5%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (40.6%):
Banks (1.0%):
$ 5,000,000	U.S. Bank NA Cincinnati, Series BKNT, 2.13%, 10/28/19, Callable 9/28/19 @ 100	$5,023,615

Beverages (2.6%):
10,895,000	Coca-Cola Co. (The), 1.88%, 10/27/20	10,891,187
2,000,000	Coca-Cola Co. (The), 2.45%, 11/1/20^	2,036,002

		12,927,189

Communications Equipment (2.8%):
12,000,000	Cisco Systems, Inc., 2.20%, 2/28/21	12,005,184
2,000,000	Cisco Systems, Inc., 1.85%, 9/20/21, Callable 8/20/21 @ 100	1,961,396

		13,966,580

Consumer Finance (2.8%):
4,000,000	Toyota Motor Credit Corp., 2.15%, 3/12/20	4,017,020
10,000,000	Toyota Motor Credit Corp., 2.60%, 1/11/22^	10,048,930

		14,065,950

Diversified Financial Services (2.7%):
6,200,000	Berkshire Hathaway Finance, 4.25%, 1/15/21	6,664,200
6,810,000	Berkshire Hathaway, Inc., 2.20%, 3/15/21, Callable 2/15/21 @ 100^	6,815,080

		13,479,280

Food & Staples Retailing (1.0%):
3,922,000	Wal-Mart Stores, Inc., 3.25%, 10/25/20	4,094,866
1,000,000	Wal-Mart Stores, Inc., 4.25%, 4/15/21^	1,083,697

		5,178,563

Food Products (0.7%):
3,250,000	Nestle Holdings, Inc., Series E, 1.88%, 3/9/21	3,215,651

Household Products (2.6%):
10,015,000	Procter & Gamble Co. (The), 1.85%, 2/2/21	9,972,166
2,000,000	Procter & Gamble Co. (The), 1.70%, 11/3/21	1,962,494
1,000,000	Procter & Gamble Co. (The), 2.30%, 2/6/22	1,006,082

		12,940,742

Internet Software & Services (0.2%):
1,000,000	Alphabet, Inc., 3.63%, 5/19/21	1,061,793

IT Services (4.3%):
10,500,000	Automatic Data Processing, Inc., 2.25%, 9/15/20, Callable 8/15/20 @ 100	10,620,571
1,500,000	IBM Corp., 1.63%, 5/15/20^	1,488,494
1,000,000	IBM Corp., 2.25%, 2/19/21^	1,004,688
8,000,000	IBM Corp., 2.50%, 1/27/22	8,058,320

		21,172,073

Oil, Gas & Consumable Fuels (5.6%):
8,000,000	Chevron Corp., 1.96%, 3/3/20, Callable 2/3/20 @ 100	7,994,112

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 1,000,000	Chevron Corp., 2.10%, 5/16/21, Callable 4/15/21 @ 100	$991,208
5,000,000	Chevron Corp., 2.50%, 3/3/22, Callable 2/3/22 @ 100^	5,009,940
9,998,000	Exxon Mobil Corp., 1.91%, 3/6/20, Callable 2/6/20 @ 100^	10,013,177
3,333,000	Exxon Mobil Corp., 2.22%, 3/1/21, Callable 2/1/21 @ 100^	3,339,446

		27,347,883

Pharmaceuticals (5.9%):
1,800,000	Johnson & Johnson, 2.25%, 3/3/22, Callable 2/3/22 @ 100	1,802,345
2,500,000	Johnson & Johnson Co., 2.95%, 9/1/20	2,593,230
4,900,000	Johnson & Johnson Co., 1.65%, 3/1/21, Callable 2/1/21 @ 100	4,836,035
8,500,000	Merck & Co., Inc., 1.85%, 2/10/20	8,517,434
1,000,000	Pfizer, Inc., 2.10%, 5/15/19	1,008,628
10,000,000	Pfizer, Inc., 1.95%, 6/3/21^	9,939,961

		28,697,633

Software (5.4%):
7,429,000	Microsoft Corp., 1.85%, 2/12/20, Callable 1/12/20 @ 100^	7,449,281
4,000,000	Microsoft Corp., 3.00%, 10/1/20	4,147,492
700,000	Microsoft Corp., 2.00%, 11/3/20, Callable 10/3/20 @ 100	702,298
1,551,000	Microsoft Corp., 2.40%, 2/6/22, Callable 1/6/22 @ 100^	1,560,323
2,500,000	Oracle Corp., 2.80%, 7/8/21^	2,551,213
10,307,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100	10,127,864

		26,538,471

Technology Hardware, Storage & Peripherals (2.8%):
11,605,000	Apple, Inc., 2.25%, 2/23/21, Callable 1/23/21 @ 100	11,640,186
2,000,000	Apple, Inc., 2.85%, 5/6/21	2,047,488

		13,687,674

Thrifts & Mortgage Finance (0.2%):
1,000,000	USAA Capital Corp., 2.00%, 6/1/21(a)	979,168

Total Corporate Bonds (Cost $201,117,552)		200,282,265

Foreign Bonds (1.1%):
Sovereign Bonds (1.1%):
3,500,000	Singapore Government, 2.25%, 6/1/21+	2,561,745
4,000,000	Singapore Government, 1.25%, 10/1/21+	2,810,439

		5,372,184

Total Foreign Bonds (Cost $5,627,792)		5,372,184

Yankee Dollars (57.2%):
Banks (29.1%):
4,750,000	Australia & New Zealand Banking Group, Ltd., Regisetred Shares, 2.25%, 6/13/19	4,778,438
8,000,000	Australia & New Zealand Banking Group, Ltd., Registered Shares, 5.10%, 1/13/20	8,602,336

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 7,500,000	Bank Nederlandse Gemeenten, 2.38%, 2/1/22(a)	$7,523,820
2,500,000	Bank of Montreal, 1.90%, 8/27/21	2,435,155
1,000,000	Bank of Nova Scotia, 2.70%, 3/7/22^	1,002,856
4,000,000	BK Nederlandse Gemeenten, Registered Shares, 1.63%, 4/19/21	3,911,960
1,568,000	Commonwealth Bank of Australia NY, 2.30%, 9/6/19	1,578,128
12,000,000	Commonwealth Bank of Australia NY, Series G, 2.30%, 3/12/20	12,019,728
13,650,000	Dexia Credit Local SA NY, Registered Shares, 1.88%, 1/29/20	13,496,765
2,000,000	KFW, Series G, 2.75%, 9/8/20	2,058,520
1,000,000	KFW, 1.63%, 3/15/21	987,507
1,000,000	L-Bank BW Foerderbank, Series E, 1.38%, 7/21/21	966,357
2,000,000	National Australia Bank, Ltd., 1.88%, 7/12/21	1,942,310
3,000,000	National Australia Bank, Ltd., 2.80%, 1/10/22	3,018,699
4,810,000	National Australia Bank, Ltd., Registered Shares, 2.25%, 7/1/19	4,838,124
600,000	National Australian Bank of New York, Series G, 2.63%, 1/14/21	602,686
3,000,000	Nordea Bank AB, Registered Shares, 4.88%, 1/27/20	3,208,377
2,000,000	Nordea Bank AB, Registered Shares, 2.50%, 9/17/20(a)	2,004,600
9,000,000	Nordic Investment Bank, 2.13%, 2/1/22	9,020,358
5,000,000	Oekb OEST. Kontrollbank, 2.38%, 10/1/21	5,038,050
4,000,000	Oesterreichische Kontrollbank AG, 1.88%, 1/20/21^	3,970,264
3,000,000	Rabobank Nederland NY, Series G, 2.50%, 1/19/21	3,002,994
2,500,000	Rabobank Nederland NY, 2.75%, 1/10/22^	2,515,265
1,000,000	Royal Bank of Canada, Series G, 2.15%, 3/6/20^	999,902
2,500,000	Royal Bank of Canada, 2.50%, 1/19/21	2,517,170
7,031,000	Royal Bank of Canada, Series G, 2.75%, 2/1/22^	7,095,369
9,327,000	Svenska Handelsbanken AB, Series G, 2.40%, 10/1/20	9,327,037
2,700,000	Toronto-Dominion Bank (The), Series G, 2.50%, 12/14/20	2,724,592
7,500,000	Toronto-Dominion Bank (The), 2.13%, 4/7/21^	7,433,550
3,000,000	Toronto-Dominion Bank (The), 1.80%, 7/13/21^	2,923,200
2,000,000	Westpac Banking Corp., 2.30%, 5/26/20^	2,001,190
7,500,000	Westpac Banking Corp., 2.60%, 11/23/20	7,556,003

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 2,000,000	Westpac Banking Corp., 2.80%, 1/11/22^	$2,012,010

		143,113,320

Diversified Financial Services (10.1%):
4,978,000	Agence Francaise Develop, 1.63%, 1/21/20	4,920,181
334,000	Asian Development Bank, Series G, 1.63%, 3/16/21	329,778
13,000,000	Council of Europe Development Bank, 1.63%, 3/16/21^	12,765,480
11,000,000	European Investment Bank, Series DIP, 1.38%, 9/15/21	10,663,906
1,000,000	Export Development Canada, 1.38%, 10/21/21	968,671
1,000,000	Inter-American Development Bank, 2.13%, 11/9/20	1,008,502
3,000,000	Kommunalbanken AS, Registered Shares, 1.63%, 2/10/21	2,950,164
1,000,000	Municipality Finance plc, Registered Shares, 1.38%, 9/21/21	962,444
2,000,000	Swedish Export Credit Corp., Series G, 1.75%, 8/28/20	1,986,344
11,000,000	Swedish Export Credit Corp., Series G, 1.75%, 3/10/21^	10,838,256
2,264,000	The International Bank for Reconstruction and Development, 2.13%, 11/1/20	2,282,062

		49,675,788

Industrial Conglomerates (2.8%):
13,706,000	GE Capital International Funding, 2.34%, 11/15/20	13,765,292

Oil, Gas & Consumable Fuels (5.7%):
2,700,000	Shell International Finance BV, 2.13%, 5/11/20	2,700,054
10,000,000	Shell International Finance BV, 1.75%, 9/12/21	9,720,410
8,500,000	Statoil ASA, 2.25%, 11/8/19^	8,548,586
7,000,000	Total Capital SA, 4.45%, 6/24/20	7,500,290

		28,469,340

Sovereign Bonds (9.5%):
6,000,000	Caisse D’amort Dette SOC, Registered Shares, 1.88%, 2/12/22	5,832,366
2,600,000	Caisse D’amortissement de La Dette Sociale, 2.00%, 3/22/21^	2,569,442
14,000,000	Land Nordrhein-Westfalen, 1.63%, 1/22/20	13,883,674
1,000,000	Ontario (Province of), 2.50%, 9/10/21	1,010,185
1,000,000	Province of Alberta, Registered Shares, 1.75%, 8/26/20	992,289
2,000,000	Province of Manitoba, 2.05%, 11/30/20	2,004,368
1,500,000	Province of Ontario, 1.88%, 5/21/20	1,495,368
7,000,000	Province of Ontario, 2.40%, 2/8/22	7,026,376
11,700,000	Province of Quebec, 3.50%, 7/29/20	12,267,824

		47,081,892

Total Yankee Dollars (Cost $283,501,854)		282,105,632

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (6.4%):
$31,354,451	AZL DFA Five-Year Global Fixed Income Fund Securities Lending Collateral Account(b)	$31,354,451

Total Securities Held as Collateral for Securities on Loan (Cost $31,354,451)		31,354,451

Unaffiliated Investment Company (0.6%):
3,183,977	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(c)	3,183,977

Total Unaffiliated Investment Company (Cost $3,183,977)		3,183,977

Total Investment Securities (Cost $524,785,626)(d) - 105.9%		522,298,509
Net other assets (liabilities) - (5.9)%		(28,942,866)

Net Assets - 100.0%		$493,355,643

Percentages indicated are based on net assets as of March 31, 2017.

^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $30,554,188.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(c)	The rate represents the effective yield at March 31, 2017.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2017:

Country	Percentage
Australia	9.5%
Austria	1.7%
Belgium	2.6%
Canada	10.2%
Denmark	1.0%
Finland	0.2%
France	4.0%
Germany	3.4%
Japan	0.8%
Netherlands	5.6%
Norway	2.2%
Singapore	1.0%
SNAT	6.9%
Sweden	4.2%
United States	46.7%

100.0%

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Forward Currency Contracts

At March 31, 2017, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Singapore Dollar	Citibank	4/25/17	7,519,761	$5,320,594	$5,378,589	$(57,995)

				$5,320,594	$5,378,589	$(57,995)

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (1.1%):
15,989	Austal, Ltd.	$21,081
44,779	BAE Systems plc	360,835
5,900	Bombardier, Inc., Class B*	9,052
11,887	CAE, Inc.	181,653
17,625	Chemring Group plc*	42,401
102,577	Cobham plc	171,004
504	Elbit Systems, Ltd.	57,694
3,429	European Aeronautic Defence & Space Co. NV	260,921
14,340	Finmeccanica SpA*	203,293
2,535	Heroux-Devtek, Inc.*	22,153
1,776	Kongsberg Gruppen ASA	27,613
1,132	LiSi	40,929
539	Macdonald Dettwiler & Associates, Ltd.	28,476
41,242	Meggitt plc	230,255
3,010	MTU Aero Engines AG	391,553
37,946	QinetiQ Group plc	132,658
25,323	Rolls-Royce Holdings plc*	238,943
2,744	Saab AB	115,884
1,661	Safran SA	124,084
31,537	Senior plc	81,506
17,700	Singapore Technologies Engineering, Ltd.	47,238
1,426	Thales SA	137,909
4,635	Ultra Electronics Holdings plc	120,303
3,131	Zodiac Aerospace	78,361

		3,125,799

Air Freight & Logistics (0.4%):
18,051	Bollore, Inc.	69,891
7,355	BPOST SA	172,415
1,468	Compania de Distribucion Integral Logista Holdings SA	34,051
19,100	Cwt, Ltd.*	27,316
7,375	Deutsche Post AG	252,464
5,804	Freightways, Ltd.	30,470
37,500	Kerry Network, Ltd.	52,588
2,300	Kintetsu World Express, Inc.	34,945
1,800	Konoike Transport Co., Ltd.	22,325
5,936	Mainfreight, Ltd.	93,981
4,000	Mitsui-Soko Holdings Co., Ltd.	11,950
1,146	Oesterreichische Post AG	45,699
552	Panalpina Welttransport Holdings	66,662
21,658	PostNL NV*	102,275
38,600	Royal Mail plc	205,585
58,500	Singapore Post, Ltd.	56,890
3,900	Yamato Holdings Co., Ltd.	81,886

		1,361,393

Airlines (0.3%):
2,930	Air Canada*	30,408
4,229	Air France-KLM*	32,061
26,921	Air New Zealand, Ltd.	46,397
12,000	All Nippon Airways Co., Ltd.	36,688
91,046	Cathay Pacific Airways, Ltd.	132,178
6,491	Deutsche Lufthansa AG, Registered Shares	105,244
2,130	easyJet plc	27,377
28,658	El Al Israel Airlines	21,144
2,128	Exchange Income Corp.	62,478
13,156	International Consolidated Airlines Group SA	87,291
28,692	Qantas Airways, Ltd.	85,213
21,400	Singapore Airlines, Ltd.	154,094

		820,573

Auto Components (2.6%):
6,300	Aisin Sieki Co., Ltd.	310,420

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
7,300	Akebono Brake Industry Co., Ltd.*	$22,900
2,288	Arb Corp., Ltd.	25,715
266	Autoneum Holding AG	78,180
1,387	Brembo SpA	102,605
12,900	Bridgestone Corp.	523,095
3,874	CIE Automotive SA	76,368
7,997	Compagnie Generale des Establissements Michelin SCA, Class B	972,189
887	Continental AG	194,437
2,800	Daido Metal Co., Ltd.	24,703
2,400	Daikyonishikawa Corp.	31,610
4,700	Denso Corp.	207,386
1,800	Eagle Industry Co., Ltd.	24,557
1,724	ElringKlinger AG	33,512
1,700	Exedy Corp.	48,688
5,121	Faurecia	243,439
2,300	FCC Co., Ltd.	46,033
500	Futaba Industrial Co., Ltd.	3,597
70,607	GKN plc	321,887
874	Grammer AG	53,637
1,400	G-Tekt Corp.	24,832
2,186	Hella KGAA Hueck & Co.	96,804
1,600	Hi-Lex Corp.	42,521
200	Kasai Kogyo Co., Ltd.	2,576
2,500	Keihin Corp.	41,124
1,600	Koito Manufacturing Co., Ltd.	83,429
31,203	Kongsberg Automotive ASA*	21,267
2,493	Leoni AG	128,126
3,233	Linamar Corp.	147,074
8,141	Magna International, Inc., ADR	351,366
6,366	Martinrea International, Inc.	49,407
1,027	Mgi Coutier	35,643
2,000	Mitsuba Corp.	39,484
1,600	Musashi Seimitsu Industry Co. L	40,963
6,000	NGK Spark Plug Co., Ltd.	137,698
12,000	NHK SPRING Co., Ltd.	133,035
1,800	Nifco, Inc./Japan	90,538
4,000	Nippon Seiki Co., Ltd.	86,157
2,700	NOK Corp.	62,781
6,062	Nokian Renkaat OYJ	253,095
2,600	Pacific Industrial Co., Ltd.	37,067
1,800	Piolax, Inc.	41,303
2,839	Plastic Omnium SA	103,510
6,300	Press Kogyo Co., Ltd.	31,598
4,382	Saf-Holland SA	73,127
8,000	Sanden Holdings Corp.	26,623
3,200	Showa Corp.	27,236
2,500	Stanley Electric Co., Ltd.	71,485
17,200	Sumitomo Electric Industries, Ltd.	286,206
2,900	Sumitomo Riko Co., Ltd.	29,406
7,600	Sumitomo Rubber Industries, Ltd.	129,965
2,000	Tachi-S Co., Ltd.	40,011
3,900	Tokai Rika Co., Ltd.	78,846
2,500	Topre Corp.	65,202
7,500	Toyo Tire & Rubber Co., Ltd.	135,428
4,500	Toyoda Gosei Co., Ltd.	114,787
3,500	Toyota Boshoku Corp.	81,430
1,100	Toyota Industries Corp.	54,843
1,500	TPR Co., Ltd.	49,396
3,600	TS Tech Co., Ltd.	97,084
2,000	Unipres Corp.	41,896
2,847	Valeo SA	189,852
82,000	Xinyi Glass Holdings, Ltd.	72,290
6,500	Yokohama Rubber Co., Ltd. (The)	127,628

		7,219,097

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Automobiles (3.5%):
9,641	Bayerische Motoren Werke AG (BMW)	$879,377
17,431	Daimler AG, Registered Shares	1,287,193
958	Ferrari NV	71,237
72,307	Fiat Chrysler Automobiles NV*	786,266
4,300	Fuji Heavy Industries, Ltd.	158,355
23,400	Honda Motor Co., Ltd.	707,186
12,200	Isuzu Motors, Ltd.	162,125
23,400	Mazda Motor Corp.	338,220
6,800	Mitsubishi Motors Corp.	40,982
48,200	Nissan Motor Co., Ltd.	466,041
4,800	Nissan Shatai Co., Ltd.	43,346
14,678	Piaggio & C SpA	29,232
27,636	PSA Peugeot Citroen SA*	557,184
3,686	Renault SA	320,206
5,000	Suzuki Motor Corp.	208,216
45,438	Toyota Motor Corp.	2,473,169
794	Volkswagen AG	118,320
4,800	Yamaha Motor Co., Ltd.	116,055

		8,762,710

Banks (10.3%):
23,000	77th Bank	99,917
500	Aichi Bank, Ltd. (The)	27,807
12,000	Aomori Bank, Ltd. (The)	41,284
25,839	Australia & New Zealand Banking Group, Ltd.	627,424
10,000	Awa Bank, Ltd. (The)	63,590
23,992	Banca Popolare dell’Emilia Romarna	119,772
32,273	Banca Popolare di Sondrio SCARL	111,126
28,497	Banco Bilbao Vizcaya Argentaria SA	220,988
61,025	Banco Bpm SpA	179,431
100,929	Banco de Sabadell SA	184,984
23,927	Banco Popular Espanol SA*^	23,226
114,346	Banco Santander SA	700,721
6,708	Bank Hapoalim BM	40,906
28,290	Bank Leumi Le-Israel Corp.*	125,010
2,674	Bank of Georgia Holdings	107,932
525,912	Bank of Ireland*	130,438
900	Bank of Iwate, Ltd. (The)	38,193
14,000	Bank of Kyoto, Ltd. (The)	102,335
15,317	Bank of Montreal	1,145,557
900	Bank of Nagoya, Ltd. (The)	32,577
13,051	Bank of Nova Scotia	764,397
1,320	Bank of Okinawa, Ltd. (The)	50,660
17,843	Bank of Queensland, Ltd.	165,643
11,000	Bank of Saga, Ltd. (The)	30,199
58,973	Bankia SA	67,065
5,297	Bankinter SA	44,477
84	Banque Cantonale Vaudoise, Registered Shares	57,963
36,923	Barclays plc, ADR	415,015
21,655	Bendigo & Adelaide Bank, Ltd.	200,649
206	Berner Kantonalbank AG	37,929
15,979	BNP Paribas SA	1,064,239
66,542	BOC Hong Kong Holdings, Ltd.	271,805
6,760	Canadian Imperial Bank of Commerce	582,780
5,927	Canadian Western Bank	131,181
12,000	Chiba Bank, Ltd. (The)	77,365
7,900	Chugoku Bank, Ltd. (The)	115,324
2,600	Chuo Mitsui Trust Holdings, Inc.	90,538
9,830	Commerzbank AG	88,822
10,374	Commonwealth Bank of Australia	680,299
15,000	Concordia Financial Group, Ltd.	69,749
11,349	Credit Agricole SA	154,028
4,185	Credito Emiliano SpA	28,669

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,520	Credito Valtellinese SpA	$20,782
42,231	Criteria Caixacorp SA	181,494
34,400	Dah Sing Banking Group, Ltd.	67,804
11,200	Dah Sing Financial Holdings, Ltd.	85,309
13,000	Daishi Bank, Ltd. (The)	51,651
5,836	Danske Bank A/S	199,068
23,000	DBS Group Holdings, Ltd.	319,278
9,249	DnB NOR ASA	146,695
900	Ehime Bank, Ltd. (The)	11,019
6,408	Erste Group Bank AG	208,673
6,500	Fidea Holdings Co., Ltd.	12,112
1,816	First International Bank of Israel	29,563
15,000	Fukui Bank, Ltd. (The)	35,665
13,000	Fukuoka Financial Group, Inc.	56,465
18,200	Gunma Bank, Ltd. (The)	95,293
18,100	Hachijuni Bank, Ltd. (The)	102,598
2,805	Hang Seng Bank, Ltd.	56,892
25,589	Heartland Bank, Ltd.	29,411
21,000	Hiroshima Bank, Ltd. (The)	89,548
10,000	Hokkoku Bank, Ltd. (The)	38,103
1,400	Hokuetsu Bank, Ltd. (The)	36,222
4,900	Hokuhoku Financial Group, Inc.	77,150
35,033	HSBC Holdings plc, ADR	1,430,047
11,000	Hyakugo Bank, Ltd. (The)	44,003
13,000	Hyakujushi Bank, Ltd. (The)	44,028
28,937	ING Groep NV	437,150
29,970	Intesa Sanpaolo SpA	81,395
24,232	Isreal Discount Bank*	56,954
12,800	Iyo Bank, Ltd. (The)	86,558
12,000	Juroku Bank, Ltd. (The)	38,813
4,411	Jyske Bank A/S	223,017
200	Kansai Urban Banking Corp.	2,549
2,633	KBC Groep NV	174,684
8,000	Keiyo Bank, Ltd. (The)	34,664
4,600	Kiyo Bank, Ltd. (The)	70,682
15,790	Kyushu Financial Group, Inc.	96,898
2,101	Laurentian Bank of Canada	92,544
8,880	Liberbank SA*	11,423
696	Liechtensteinische Landesbank AG, Class BR	34,474
143,580	Lloyds TSB Group plc, ADR	488,172
210	Luzerner Kantonalbank AG	88,921
12,870	Mebuki Financial Group, Inc.	51,600
20,560	Mediobanca SpA	185,319
76,800	Mitsubishi UFJ Financial Group, Inc.	484,882
8,000	Miyazaki Bank, Ltd. (The)	24,717
5,533	Mizrahi Tefahot Bank, Ltd.	93,890
100,500	Mizuho Financial Group, Inc.	184,712
1,700	Musashino Bank, Ltd. (The)	50,564
1,300	Nanto Bank, Ltd. (The)	47,706
28,207	National Australia Bank, Ltd.	715,963
11,556	National Bank of Canada	485,288
18,651	Natixis	114,924
5,000	Nishi-Nippon Holdings, Inc.	50,236
28,440	Nordea Bank AB	325,046
20,100	North Pacific Bank, Ltd.	76,434
9,000	Ogaki Kyoritsu Bank, Ltd. (The)	26,799
30,252	Oversea-Chinese Banking Corp., Ltd.	210,412
7,725	Raiffeisen International Bank-Holding AG*	175,506
59,200	Resona Holdings, Inc.	319,008
246	Ringkjoebing Landbobank A/S	54,503
10,304	Royal Bank of Canada	751,265
12,603	Royal Bank of Scotland, ADR*	76,500
16,600	Senshu Ikeda Holdings, Inc.	68,775
24,500	Seven Bank, Ltd.	80,266

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
16,000	Shiga Bank, Ltd. (The)	$82,298
13,000	Shikoku Bank, Ltd. (The)	34,078
31,000	Shinsei Bank, Ltd.	57,252
5,000	Shizuoka Bank, Ltd. (The)	40,818
14,571	Skandinaviska Enskilda Banken AB, Class A	162,184
10,424	Societe Generale	530,078
7,170	Spar Nord Bank A/S	79,381
8,827	Sparebank 1 Sr-Bank ASA	66,090
121	St. Galler Kantonalbank AG	50,719
26,003	Standard Chartered plc*	248,815
4,400	Sumitomo Mitsui Financial Group, Inc.	160,456
1,500	Suruga Bank, Ltd.	31,674
4,946	Svenska Handelsbanken AB, Class A^	67,860
6,195	Swedbank AB, Class A	143,574
4,558	Sydbank A/S	158,028
12,000	Toho Bank, Ltd. (The)	45,266
1,700	Tokyo Ty Financial Group, Inc.	51,127
7,500	Tomony Holdings, Inc.	39,888
19,576	Toronto-Dominion Bank (The)	980,561
21,000	Towa Bank, Ltd. (The)	22,304
31,027	UBI Banca - Unione di Banche Italiane SCPA	118,383
6,613	Unicredit SpA*	101,932
8,279	United Overseas Bank, Ltd.	130,984
782	Valiant Holding AG	83,246
6,876	Virgin Money Holdings UK	27,647
582	Walliser Kantonalbank, Registered Shares	48,858
50,201	Westpac Banking Corp.	1,339,217
8,000	Yamagata Bank, Ltd. (The)	34,934
3,000	Yamaguchi Financial Group, Inc.	32,611
9,000	Yamanashi Chuo Bank, Ltd. (The)	40,371
8	Zuger Kantonalbank AG	41,503

		24,506,237

Beverages (1.4%):
10,537	A.G. Barr plc	76,430
5,386	Anheuser-Busch InBev NV	591,650
2,300	Asahi Breweries, Ltd.	87,071
8,796	Britvic plc	71,394
20,424	C&C Group plc	79,187
1,327	Carlsberg A/S, Class B	122,457
5,367	Coca-Cola Amatil, Ltd.	44,332
7,885	Coca-Cola European Partners plc	294,831
7,048	Coca-Cola HBC AG	181,970
5,450	Coca-Cola West Co., Ltd.	175,971
9,750	Cott Corp.	120,693
7,493	Davide Campari - Milano SpA	86,882
4,154	Diageo plc, ADR	480,119
1,867	Heineken NV	158,867
2,200	ITO EN, Ltd.	80,535
10,600	Kirin Holdings Co., Ltd.	200,308
938	Olvi OYJ	27,066
1,800	Refresco Group NV(a)	27,377
2,807	Royal Unibrew A/S	118,289
4,000	Sapporo Breweries, Ltd.	108,447
14,566	Stock Spirits Group plc	34,120
1,000	Suntory Beverage & Food, Ltd.	42,188
24,033	Treasury Wine Estates, Ltd.	224,107

		3,434,291

Biotechnology (0.3%):
999	Actelion, Ltd., Registered Shares	282,033
1,328	Bavarian Nordic A/S*^	67,326
1,137	Biotest AG	21,615

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
2,219	CSL, Ltd.	$211,832
869	Galapagos NV*	75,341
112	Genmab A/S*	21,590
3,624	Genus plc	78,316
2,522	Grifols SA	61,854
7,447	Knight Therapeutics, Inc.*	58,189
700	Peptidream, Inc.*	33,084
3,710	Shire plc	215,826
3,118	Sirtex Medical, Ltd.	42,608

		1,169,614

Building Products (0.9%):
1,800	AICA Kogyo Co., Ltd.	47,582
2,028	Arbonia AG*	34,329
28,000	Asahi Glass Co., Ltd.	227,477
6,700	Assa Abloy AB, Class B	137,537
15	Belimo Holding AG, Registered Shares	52,442
3,700	Bunka Shutter Co., Ltd.	28,653
11,000	Central Glass Co., Ltd.	46,956
2,051	Compagnie de Saint-Gobain SA	105,453
1,500	Daikin Industries, Ltd.	151,214
119	dorma kaba Holding AG	94,723
434	Geberit AG, Registered Shares	187,238
12,489	Gwa Group, Ltd.	27,644
2,938	Inwido AB	35,358
10,573	Kingspan Group plc	337,274
3,279	Lindab International AB	27,867
5,800	Lixil Group Corp.	147,483
9,809	Nibe Industrier AB, Class B	78,460
8,000	Nichias Corp.	80,457
1,500	Nichiha Corp.	44,106
10,000	Nitto Boseki Co., Ltd.	49,957
1,500	Noritz Corp.	28,503
1,400	Okabe Co., Ltd.	12,745
12,336	Polypipe Group plc	58,781
22	Rockwool International A/S	3,737
435	Rockwool International A/S	77,295
1,900	Sankyo Tateyama, Inc.	28,416
11,100	Sanwa Holdings Corp.	104,004
70	Schweiter Technologies AG	77,578
1,700	Sekisui Jushi Corp.	28,292
1,800	Takara Standard Co., Ltd.	28,735
1,348	Tarkett SA	58,247
2,500	TOTO, Ltd.	94,707
2,051	Uponor OYJ	36,378
638	Zehnder Group AG*	20,834

		2,600,462

Capital Markets (2.5%):
19,529	3i Group plc	183,364
33,955	Aberdeen Asset Management plc	112,382
3,200	AGF Management, Ltd.	14,824
1,200	Alaris Royalty Corp.	20,134
2,199	Altamir	34,257
17,351	Ashmore Group plc	76,840
851	Avanza Bank Holding AB	32,022
3,389	Azimut Holding SpA	59,034
1,975	Banca Generali SpA	51,616
1,725	Binckbank NV	8,810
3,505	Bolsas y Mercados Espanoles	116,278
25,002	Brewin Dolphin Holdings plc	97,600
3,984	Brookfield Asset Management, Inc., Class A	145,256
4,759	BT Investment Management, Ltd.	36,327
2,895	Bure Equity AB	31,694
8,265	Canaccord Genuity Group, Inc.*	31,638
940,000	China Lng Group, Ltd.	21,046

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
2,455	CI Financial Corp.	$48,797
10,072	Close Brothers Group plc	194,179
9,611	Credit Suisse Group AG	142,795
14,000	Daiwa Securities Group, Inc.	85,550
10,365	Deutsche Bank AG, Registered Shares*	178,560
6,978	Deutsche Bank AG, Registered Shares*	119,742
547	Deutsche Beteiligungs AG	18,588
1,634	Deutsche Boerse AG*	149,742
2,513	EFG International AG	15,502
258,000	Emperor Capital Group, Ltd.	22,570
2,185	Euronext NV(a)	95,436
1,300	Fiera Capital Corp.	13,472
7,427	GAM Holding AG	91,605
1,199	Gimv NV	66,912
1,675	Guardian Capital Group, Ltd., Class A	32,601
142,000	Guotai Junan International Hol	46,031
66,000	Haitong International Securiti	38,799
5,422	Hargreaves Lansdown plc	88,410
40,803	Henderson Group plc	118,963
6,057	Hong Kong Exchanges & Clearing, Ltd.	152,423
22,233	IG Group Holdings plc	138,517
2,132	IGM Financial, Inc.	63,590
13,922	Intermediate Capital Group plc	123,547
29,861	Investec plc	203,774
8,734	IOOF Holdings, Ltd.	56,892
20,157	Ip Group plc*	39,565
7,617	IRESS, Ltd.	67,927
2,200	Jafco Co., Ltd.	74,154
7,200	Japan Exchange Group, Inc.	102,783
3,150	Julius Baer Group, Ltd.	157,298
25,444	Jupiter Fund Management plc	135,546
186,000	Kingston Financial Group, Ltd.	60,539
3,928	London Stock Exchange Group plc	156,042
3,369	Macquarie Group, Ltd.	231,846
4,411	Magellan Financial Group, Ltd.	79,317
63,933	Man Group plc	117,975
3,600	Matsui Securities Co., Ltd.	28,237
12,700	Monex Group, Inc.	30,529
13,351	Nex Group plc	94,950
23,000	Nomura Holdings, Inc.	143,518
10,000	Okasan Securities Group, Inc.	61,182
226	Partners Group Holding AG	121,536
1,867	Perpetual, Ltd.	74,198
5,913	Platinum Asset Management, Ltd.	23,157
3,209	Rathbone Brothers plc	96,177
9,785	Ratos AB, Class B	46,054
1,124	Rothschild & Co.	32,210
10,500	SBI Holdings, Inc.	146,750
2,324	Schroders plc	88,214
559	Schroders PLC	15,427
9,000	Singapore Exchange, Ltd.	49,582
9,300	Sprott, Inc.	15,597
2,878	Thomson Reuters Corp.	124,416
2,731	TMX Group, Ltd.	138,450
20,869	Tullett Prebon plc	121,388
14,503	UBS Group AG	232,180
3,019	UBS Group AG	48,153
1,793	Vontobel Holding AG	102,589
122	Vp Bank AG, Registered Shares	14,071
96	VZ Holding AG	26,385

		6,478,061

Shares		Fair Value
Common Stocks, continued
Chemicals (5.6%):
5,100	Adeka Corp.	$74,578
705	Agrium, Inc.	67,363
2,927	Air Liquide SA	334,416
6,000	Air Water, Inc.	111,065
9,129	AkzoNobel NV	756,524
4,212	Arkema SA	415,947
24,000	Asahi Kasei Corp.	233,334
15,764	BASF SE	1,562,493
7,920	Borregaard ASA	88,839
1,529	Christian Hansen Holding A/S	98,089
4,200	Chugoku Marine Paints, Ltd.	31,341
16,684	Clariant AG	315,248
4,087	Corbion NV	111,806
2,800	Croda International plc	125,111
9,800	Daicel Chemical Industries, Ltd.	118,484
2,000	Dainichiseika Color & Chemical	13,567
5,100	Dainippon Ink & Chemicals, Inc.	188,968
28,000	Denka Co., Ltd.	145,831
17,121	DuluxGroup, Ltd.	85,356
35,867	Elementis plc	130,079
88	EMS-Chemie Holding AG	51,289
8,260	Essentra plc	54,328
5,499	Evonik Industries AG	179,343
905	Frutarom Industries, Ltd.	50,551
679	FUCHS Petrolub SE	28,825
1,815	FUCHS Petrolub SE	88,536
1,100	Fujimori Kogyo Co., Ltd.	30,622
1,400	Fuso Chemical Co., Ltd.	43,926
100	Givaudan SA, Registered Shares	180,162
29	Gurit Holding AG	25,082
4,570	Hexpol AB	46,885
3,500	Hitachi Chemical Co., Ltd.	97,074
78,064	Incitec Pivot, Ltd.	223,519
10,087	Israel Chemicals, Ltd.	42,897
200	JCU Corp.	6,381
2,998	Johnson Matthey plc	115,787
2,900	JSR Corp.	49,026
9,502	K+S AG, Registered Shares	220,858
16,000	Kaneka Corp.	119,617
2,000	Kansai Paint Co., Ltd.	42,529
5,000	Kanto Denka Kogyo Co., Ltd.	43,206
7,358	Kemira OYJ	90,344
1,143	Koninklijke DSM NV	77,285
300	Konishi Co., Ltd.	3,619
11,300	Kuraray Co., Ltd.	171,880
900	Kureha Corp.	39,645
5,438	Lanxess AG	364,942
294	Lenzing AG	49,442
1,230	Linde AG	204,719
3,100	Lintec Corp.	66,222
2,350	Methanex Corp.	110,215
53,900	Mitsubishi Chemical Holdings Corp.	418,324
9,400	Mitsubishi Gas Chemical Co., Inc.	195,730
40,000	Mitsui Chemicals, Inc.	198,199
3,600	Nihon Parkerizing Co., Ltd.	44,656
8,000	Nippon Kayaku Co., Ltd.	108,765
1,200	Nippon Shokubai Co., Ltd.	81,952
8,000	Nippon Soda Co., Ltd.	44,263
2,300	Nissan Chemical Industries, Ltd.	67,110
1,500	Nitto Denko Corp.	116,170
10,000	NOF Corp.	106,593
6,226	Novozymes A/S, Class B	246,813
4,795	Nufarm, Ltd./Australia	35,516
15,898	Orica, Ltd.	213,581
12,870	Potash Corp. of Saskatchewan, Inc.	219,819
1,343	Recticel SA	10,501

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,400	Sakata Inx Corp.	$33,044
700	Sanyo Chemical Industries, Ltd.	29,414
2,500	Shin-Etsu Chemical Co., Ltd.	217,455
3,400	Shin-Etsu Polymer Co., Ltd.	23,943
8,800	Showa Denko K.K.	157,330
29	Sika AG, Class B	174,077
1,754	SOL SpA	17,944
1,427	Solvay SA	174,373
11,000	Sumitomo Bakelite Co., Ltd.	66,339
68,000	Sumitomo Chemical Co., Ltd.	381,503
300	Sumitomo Seika Chemicals Co. Ltd.	12,763
2,206	Symrise AG	146,695
1,106	Syngenta AG	488,302
22,357	Synthomer plc	133,237
1,200	T Hasegawa Co., Ltd.	22,832
1,200	Taiyo Holdings Co., Ltd.	52,583
5,700	Taiyo Nippon Sanso Corp.	66,918
1,000	Takasago International Corp.	32,139
9,600	Teijin, Ltd.	181,491
1,223	Tessenderlo Chemie NV*	48,661
1,434	Tikkurila OYJ	29,047
3,700	Toagosei Co., Ltd.	42,308
8,600	Tokai Carbon Co., Ltd.	37,732
11,000	Tokuyama Corp.*	53,351
1,700	Tokyo Ohka Kogyo Co., Ltd.	56,519
11,000	Toray Industries, Inc.	97,728
27,000	Tosoh Corp.	238,226
63,000	Toyobo Co., Ltd.	109,377
72,000	Ube Industries, Ltd.	163,082
4,419	Umicore SA	251,718
6,476	Victrex plc	154,366
1,157	Wacker Chemie AG	119,132
1,514	Yara International ASA	58,330
10,000	Zeon Corp.	114,468

		14,021,614

Commercial Services & Supplies (1.6%):
1,200	AEON Delight Co., Ltd.	37,765
17,026	Aggreko plc	188,454
25,551	Babcock International Group plc	282,471
12,295	Berendsen plc	112,413
1,644	Bilfinger SE*	63,315
1,670	Black Diamond Group, Ltd.	4,860
14,490	Brambles, Ltd.	103,315
282	Cewe Stiftung & Co. KGAA	24,713
71,156	Cleanaway Waste Management, Ltd.	65,162
5,000	Dai Nippon Printing Co., Ltd.	54,035
1,500	Daiseki Co., Ltd.	30,619
4,203	De La Rue plc	32,433
24,068	Downer EDI, Ltd.	106,332
9,627	Downer EDI, Ltd.*(b)	42,532
2,400	Duskin Co., Ltd.	52,444
8,150	Edenred	192,663
1,912	Elis SA	37,569
90,603	G4S plc	345,389
18,123	HomeServe plc	128,362
9,361	Interserve plc	26,165
2,747	Intrum Justitia AB^	102,668
7,191	ISS A/S	271,526
34,804	IWG plc	138,888
3,638	Lassila & Tikanoja OYJ	71,398
5,185	Loomis AB	164,154
5,449	Mears Group plc	34,371
27,717	Mitie Group plc	77,046
900	Nissha Printing	21,405
3,300	Okamura Corp.	29,371
2,100	Park24 Co., Ltd.	55,036

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,696	PayPoint plc	$34,616
1,400	Pilot Corp.	57,451
10,575	Programmed Maintenance Service	15,137
11,442	Prosegur Compania de Seguridad SA	68,671
58,477	Rentokil Initial plc	180,939
2,308	Ritchie Brothers Auctioneers, Inc.	75,933
9,539	RPS Group plc	29,468
1,600	Sato Holdings Corp.	34,152
1,000	SECOM Co., Ltd.	71,760
9,943	Securitas AB, Class B	155,498
24,921	Serco Group plc*	36,060
30,276	Shanks Group plc	36,252
659	Societe BIC SA	82,106
700	Sohgo Security Services Co., Ltd.	26,174
61,914	Spotless Group Holdings, Ltd.	51,154
5,578	Tomra Systems ASA	61,097
2,900	Toppan Forms Co., Ltd.	28,447
5,000	Toppan Printing Co., Ltd.	51,088
4,920	Tox Free Solutions, Ltd.	8,756
4,470	Transcontinental, Inc.	82,630

		4,084,263

Communications Equipment (0.0%):
2,792	Adva Optical Networking Se*	31,422
2,052	Ascom Holding AG	36,276
991	Evs Broadcast Equipment SA	37,786
6,772	Mitel Networks Corp.*	46,956
12,971	Nokia OYJ	69,982
11,829	Sandvine Corp.	27,400
2,231	Sierra Wireless, Inc.*	59,227
26,263	Spirent Communications plc	39,264
17,805	Telefonaktiebolaget LM Ericsson, Class B^	118,985
6,200	VTech Holdings, Ltd.	74,122

		541,420

Construction & Engineering (2.2%):
6,583	ACS, Actividades de Construccion y Servicios SA	223,985
3,353	Aecon Group, Inc.	43,296
3,006	Arcadis NV	47,396
4,202	Astaldi SpA	28,059
2,110	Badger Daylighting, Ltd.	55,460
11,705	Balfour Beatty plc	39,539
3,563	Bird Construction, Inc.	26,822
7,647	Bouygues SA	311,617
209	Burkhalter Holding AG	31,309
25,120	Carillion plc	70,179
6,000	Chiyoda Corp.	38,790
1,900	Chudenko Corp.	40,403
589	CIE d’Entreprises CFE SA	82,433
2,966	Cimic Group, Ltd.	81,310
6,098	Costain Group plc	35,069
6,000	Daiho Corp.	29,920
2,773	Eiffage SA	217,077
2,783	Elecnor SA	27,669
3,095	Eltel AB^(a)	19,105
4,203	Ferrovial SA	84,107
2,220	FLSmidth & Co. A/S	118,697
4,400	Fudo TETRA Corp.	7,599
5,231	Galliford Try plc	96,513
14,200	Hazama Ando Corp.	95,696
832	Hochtief AG	137,554
1,093	Implenia AG	76,743
23,374	John Laing Group plc(a)	79,833
15,000	Kajima Corp.	98,087
3,000	Kandenko Co., Ltd.	26,867

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
5,690	Keller Group plc	$64,552
4,194	Kier Group plc	71,936
2,800	Kinden Corp.	39,150
11,222	Koninklijke BAM Groep NV	60,575
6,049	Koninklijke Boskalis Westminster NV	208,581
27,000	Kumagai Gumi Co., Ltd.	70,509
5,300	Kyowa Exeo Corp.	76,898
1,300	Kyudenko Corp.	35,448
9,000	Maeda Corp.	79,911
3,000	Maeda Road Construction Co., Ltd.	53,096
3,300	Mirait Holdings Corp.	32,473
8,858	Monadelphous Group, Ltd.	83,420
3,820	NCC AB	94,459
3,000	Nippo Corp.	57,014
1,600	Nippon Densetsu Kogyo Co., Ltd.	28,933
17,000	Nishimatsu Construction Co., Ltd.	83,902
20,800	Obayashi Corp.	195,177
4,863	Obrascon Huarte Lain SA	22,266
6,000	Okumura Corp.	36,516
12,582	Peab AB	120,259
18,100	Penta-Ocean Construction Co., Ltd.	87,680
703	Per Aarsleff Holding A/S	16,828
2,500	Raito Kogyo Co., Ltd.	25,469
22,504	Sacyr SA*	55,907
12,041	Salini Impregilo SpA	40,074
3,300	Sanki Engineering Co., Ltd.	28,483
5,399	Shikun & Binui, Ltd.	13,077
19,000	Shimizu Corp.	170,982
6,203	Skanska AB, Class B	146,225
4,982	SNC-Lavalin Group, Inc.	195,504
2,700	Spie SA	65,135
881	Strabag Se	34,390
61,900	Sumitomo Mitsui Construction	67,421
2,479	Sweco AB-B Shs	56,550
1,300	Taikisha, Ltd.	31,880
14,000	TAISEI Corp.	102,155
1,000	Takamatsu Construction Group C	23,413
16,300	Tobishima Corp.	24,945
6,000	Toda Corp.	36,195
5,100	Tokyu Construction Co., Ltd.	40,085
2,000	Toshiba Plant Systems & Servic	29,249
1,100	Totetsu Kogyo Co., Ltd.	31,614
10,000	Toyo Engineering Corp.	25,112
22,100	United Engineers, Ltd.	45,038
3,109	Veidekke ASA	40,940
3,693	Vinci SA	293,036
4,785	WSP Global, Inc.	169,024
5,431	YIT OYJ	36,694
2,500	Yokogawa Bridge Holdings Corp.	28,981

		5,748,295

Construction Materials (0.8%):
20,647	Adelaide Brighton, Ltd.	89,539
39,458	Boral, Ltd.	175,850
3,157	Brickworks, Ltd.	35,377
5,522	Buzzi Unicem SpA	141,370
8,480	CRH plc, ADR	298,241
22,791	CSR, Ltd.	78,452
12,804	Fletcher Building, Ltd.	74,384
2,028	HeidelbergCement AG	189,849
175	Imerys SA	14,854
7,436	James Hardie Industries SE	116,784
5,623	LafargeHolcim, Ltd., Registered Shares	333,006
20,000	Sumitomo Osaka Cement Co., Ltd.	83,387
72,000	Taiheiyo Cement Corp.	241,419
1,196	Vicat	84,870

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
6,509	Wienerberger AG	$138,020

		2,095,402

Consumer Finance (0.2%):
3,600	Aeon Credit Service Co., Ltd.	68,084
9,830	Arrow Global Group plc	43,989
1,360	Cembra Money Bank AG	112,402
1,847	Credit Corp. Group, Ltd.	24,295
6,500	Credit Saison Co., Ltd.	116,437
18,226	Eclipx Group, Ltd.	54,278
18,254	Flexigroup, Ltd./Australia	32,191
4,100	Hitachi Capital Corp.	99,472
2,988	Hoist Finance AB^(a)	26,174
17,800	Hong Leong Finance, Ltd.	34,366
14,415	International Personal Finance	29,513
4,300	J Trust Co., Ltd.	36,303
9,000	Jaccs Co., Ltd.	39,197
15,200	Orient Corp.	27,437
2,776	Provident Financial plc	104,302
38,000	Sun Hung Kai Properties, Ltd.	24,934

		873,374

Containers & Packaging (0.7%):
11,159	Amcor, Ltd.	128,271
10,464	BillerudKorsnas AB	168,916
4,231	Cascades, Inc.	43,624
356	CCL Industries, Inc.	77,679
46,684	DS Smith plc	253,397
1,400	FP Corp.	65,206
2,200	Fuji Seal International, Inc.	47,632
3,226	Huhtamaki OYJ	114,857
2,589	Intertape Polymer Group, Inc.	45,522
314	Mayr Melnhof Karton AG	36,560
69,097	Orora, Ltd.	156,122
5,946	Pact Group Holdings, Ltd.	31,780
11,000	Rengo Co., Ltd.	63,526
18,948	RPC Group plc	185,126
16,255	Smurfit Kappa Group plc	429,366
2,000	Toyo Seikan Kaisha, Ltd.	32,628
5	Vetropack Holding AG	9,367
1,101	Vidrala SA	57,208

		1,946,787

Distributors (0.1%):
3,600	Canon Marketing Japan, Inc.	71,691
5,572	Connect Group plc	9,408
1,783	D’ieteren SA/NV	83,498
4,313	Headlam Group plc	33,713
25,837	Inchcape plc	272,774
1,000	Jardine Cycle & Carriage, Ltd.	31,364
7,157	John Menzies plc	60,778
1,400	Paltac Corp.	39,049
3,025	Uni-Select, Inc.	80,465

		682,740

Diversified Consumer Services (0.2%):
23,128	AA plc	76,946
2,300	Benesse Holdings, Inc.	72,144
2,634	Dignity plc	78,519
5,045	EnerCare, Inc.	78,803
11,540	G8 Education, Ltd.	35,936
6,026	InvoCare, Ltd.	65,047
8,365	Navitas, Ltd.	28,296
13,423	Slater & Gordon, Ltd.*	1,332

		437,023

Diversified Financial Services (0.7%):
1,573	Ackermans & Van Haaren NV	247,162
1,091	AKER ASA	42,208

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
52,095	AMP, Ltd.	$205,596
2,300	Century Tokyo Leasing Corp.	78,529
6,399	Cerved Information Solutions S	61,876
4,937	Challenger, Ltd.	47,167
5,700	Ecn Capital Corp.	15,389
17,537	Element Fleet Management Corp.	162,353
3,300	Financial Products Group Co. LT	29,364
158,669	First Pacific Co., Ltd.	115,107
1,200	Fuyo General Lease Co., Ltd.	53,969
1,236,000	G-Resources Group, Ltd.	23,378
1,800	Ibj Leasing Co., Ltd.	38,480
6,500	Japan Securities Finance Co. LT	34,671
23,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	115,028
772	Onex Corp.	55,417
17,600	ORIX Corp.	261,316
1,100	Ricoh Leasing Co., Ltd.	35,336
1,000	Zenkoku Hosho Co., Ltd.	34,049

		1,656,395

Diversified Telecommunication Services (2.4%):
974	BCE, Inc.	43,119
644	BCE, Inc.	28,517
5,708	Belgacom SA	179,101
20,307	Bezeq Israeli Telecommunication Corp., Ltd. (The)	36,515
29,763	BT Group plc	118,647
5,828	Cellnex Telecom SAU(a)	95,948
18,127	Chorus, Ltd.	54,746
94,000	CITIC Telecom International Holdings, Ltd.	28,544
7,863	Com Hem Holding AB	90,178
67,539	Deutsche Telekom AG, Registered Shares	1,183,320
1,160	El Towers SpA	65,210
4,973	Elisa OYJ^	175,974
40,490	France Telecom SA	630,018
34,000	Hkbn, Ltd.	37,972
61,295	HKT Trust & HKT, Ltd.	79,034
88,000	Hutchison Telecommunications Holdings, Ltd.	26,156
271	Iliad SA	60,643
11,262	Infrastrutture Wireless Ital(a)	59,369
16,506	Inmarsat plc	175,990
62,383	KCOM Group plc	70,327
53,529	Koninklijke (Royal) KPN NV	161,149
3,000	Nippon Telegraph & Telephone Corp.	128,170
275,553	PCCW, Ltd.	162,545
37,800	Singapore Telecommunications, Ltd.	106,004
2,262	Sunrise Communications Group(a)	170,561
230	Swisscom AG, Registered Shares	106,143
29,050	Talktalk Telecom Group plc	68,688
50,356	TDC A/S	259,434
61,847	Telecom Corp. of New Zealand, Ltd.	151,203
337,063	Telecom Italia SpA*	303,101
38,812	Telefonica SA	435,396
4,768	Telekom Austria AG	32,482
5,872	Telenor ASA	97,792
43,030	Telia Co AB	180,686
24,040	Telstra Corp., Ltd.	85,540
5,536	TPG Telecom, Ltd.^	29,447
8,402	Vocus Communications, Ltd.	27,686

		5,745,355

Electric Utilities (1.1%):
2,033	Acciona SA	162,821
53,654	AusNet Services	68,965
588	Bkw AG	31,796

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
5,430	Cheung Kong Infrastructure Holdings, Ltd.	$42,615
4,700	Chubu Electric Power Co., Inc.	63,170
2,800	Chugoku Electric Power Co., Inc. (The)	31,036
8,064	CLP Holdings, Ltd.	84,363
23,712	EDP - Energias de Portugal SA	80,365
18,599	Electricite de France	156,034
531	Elia System Operator SA/NV	28,004
4,746	Endesa SA	111,528
40,556	Enel SpA	190,957
2,692	Fortis, Inc.	89,220
7,466	Fortum OYJ	118,173
18,530	Genesis Energy, Ltd.	26,995
53,000	HK Electric Investments, Ltd.(a)	48,829
7,700	Hokkaido Electric Power Co., Inc.	58,326
5,600	Hokuriku Electric Power Co.	54,558
6,961	Hongkong Electric Holdings, Ltd.	60,043
67,361	Iberdrola SA	481,778
8,200	Kansai Electric Power Co., Inc. (The)	100,875
3,800	Kyushu Electric Power Co., Inc.	40,629
1,655	Oesterreichische Elektrizitaetswirtschafts AG, Class A	28,086
1,400	Okinawa Electric Power Co., Inc./	33,307
4,360	Red Electrica Corporacion SA	83,600
25	Romande Energie Holding SA, Registered Shares	31,330
14,750	Scottish & Southern Energy plc	272,769
3,300	Shikoku Electric Power Co., Inc.	36,378
23,635	Spark Infrastructure Group	42,776
13,794	Terna SpA	68,421
5,600	Tohoku Electric Power Co., Inc.	75,984
17,100	Tokyo Electric Power Co., Inc. (The)*	67,113

		2,870,844

Electrical Equipment (1.2%):
25,335	ABB, Ltd.	592,677
6,000	Daihen Corp.	39,111
18,000	Fuji Electric Holdings Co., Ltd.	107,275
4,400	Furukawa Electric Co., Ltd. (The)	158,476
2,000	Futaba Corp./Chiba	35,360
11,535	Gamesa Corporacion Tecnologica SA	272,923
26,000	GS Yuasa Corp.	121,504
784	Huber & Suhner AG	50,970
29,500	Johnson Electric Holdings, Ltd.	88,059
2,829	Legrand SA	170,677
400	Mabuchi Motor Co., Ltd.	22,598
62,530	Melrose Industries plc	174,931
13,000	Mitsubishi Electric Corp.	187,042
1,976	Nexans SA*	102,498
1,000	Nidec Corp.	95,356
2,700	Nissin Electric Co., Ltd.	31,265
2,100	Nitto Kogyo Corp.	29,048
1,460	Nordex Se*^	20,386
2,914	OSRAM Licht AG	182,672
7,024	Prysmian SpA	185,664
734	Schneider Electric SA	53,793
38	Somfy SA	16,622
2,958	TKH Group NV	126,889
7,100	Ushio, Inc.	89,998
3,491	Vestas Wind Systems A/S	284,167
170	XP Power, Ltd.	4,489

		3,244,450

Electronic Equipment, Instruments & Components (1.8%):
1,300	Ai Holdings Corp.	30,941

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,100	ALPS Electric Co., Ltd.	$88,247
306	Also Holding AG, Registered Shares	37,617
4,600	Amano Corp.	92,049
2,000	Avigilon Corp.*	23,223
2,800	Azbil Corp.	94,211
564	Barco NV	56,493
900	Canon Electronics, Inc.	14,628
8,410	Celestica, Inc.*	122,321
18,000	Citizen Holdings Co., Ltd.	115,816
3,500	Dexerials Corp.	34,655
28,281	Electrocomponents plc	167,266
148,000	FIH Mobile, Ltd.	57,716
7,452	Fingerprint Cards AB*^	30,066
466,000	Gcl New Energy Holdings, Ltd.*	25,804
19,182	Halma plc	246,064
1,000	Hamamatsu Photonics K.K.	28,845
2,590	Hexagon AB, Class B	104,089
1,600	Hitachi High-Technologies Corp.	65,338
99,000	Hitachi, Ltd.	537,868
1,600	Horiba, Ltd.	86,021
4,100	Hosiden Corp.	38,632
7,400	IBIDEN Co., Ltd.	115,664
91	Inficon Holding AG	45,171
942	Ingenico Group	88,800
700	Iriso Electronics Co., Ltd.	44,967
4,000	Japan Aviation Electronics Industry, Ltd.	51,432
21,200	Japan Display, Inc.*	49,687
2,322	Jenoptik AG	57,544
1,300	Kaga Electronics Co., Ltd.	23,123
400	Keyence Corp.	160,475
2,388	Kudelski SA	39,111
1,500	Kyocera Corp.	83,798
684	Lagercrantz Group AB, Class B	6,650
12,062	Laird plc	23,121
26	Lem Holding SA, Registered Shares	24,250
2,600	Macnica Fuji Electronics Holdings	36,943
2,366	Micronic Mydata AB	24,252
900	Murata Manufacturing Co., Ltd.	128,424
3,500	Nichicon Corp.	32,692
17,000	Nippon Electric Glass Co., Ltd.	103,043
3,400	Nippon Signal Co., Ltd.	30,639
5,200	OKI Electric Industry Co., Ltd.	75,002
2,600	Omron Corp.	114,418
3,000	Osaki Electric Co., Ltd.	26,095
2,587	Oxford Instruments plc	26,579
2,859	Renishaw plc	111,611
1,100	Ryosan Co., Ltd.	33,165
4,000	Shimadzu Corp.	63,717
1,000	Siix Corp.	40,295
7,420	Spectris plc	232,455
8,200	Taiyo Yuden Co., Ltd.	104,012
4,100	TDK Corp.	260,486
3,900	Topcon Corp.	70,017
200	V Technology Co., Ltd.	30,821
156	Vaisala OYJ, Class A	5,825
14,000	Venture Corp., Ltd.	114,845
4,000	Yaskawa Electric Corp.	80,507
6,200	Yokogawa Electric Corp.	97,881

		4,755,427

Energy Equipment & Services (0.9%):
5,393	AKER Solutions ASA*	32,456
23,615	AMEC plc	157,557
1,801	Calfrac Well Services, Ltd.*	4,795

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
6,691	Canadian Energy Services & Technology Corp.	$36,683
6,519	Canyon Services Group, Inc.*	32,602
1,554	CGG SA*	10,966
6,026	Enerflex, Ltd.	86,015
8,606	Ensign Energy Services, Inc.	51,583
106,730	Ezion Holdings, Ltd.*	27,095
3,192	Fugro NV*	49,815
8,071	Hunting plc	57,219
14,437	John Wood Group plc	137,763
7,196	Mullen Group, Ltd.	91,459
3,324	Ocean Yield ASA	23,603
1,946	Pason Systems, Inc.	28,114
2,723	Petrofac, Ltd.	31,382
18,993	Petroleum Geo-Services ASA*	50,369
19,962	Precision Drilling Corp.*	94,428
398	ProSafe SE*	1,568
412,106	Saipem SpA*	187,050
8,047	SBM Offshore NV	132,117
36	Schoeller-Blackman Oilfield Equipment AG	2,509
14,951	Seadrill, Ltd.*^	23,751
7,277	Secure Energy Services, Inc.	53,632
1,335	ShawCor, Ltd.	39,085
11,430	Subsea 7 SA*	177,304
2,142	Technipfmc PLC	69,697
1,492	Tecnicas Reunidas SA	58,808
5,547	TGS NOPEC Geophysical Co. ASA	117,435
900	Total Energy Services, Inc.	9,002
15,229	Trican Well Service, Inc.*	46,384
18,254	Trinidad Drilling, Ltd.*	31,574
23,653	Vallourec SA*	157,314
12,295	WorleyParsons, Ltd.*	102,518

		2,213,652

Equity Real Estate Investment Trusts (0.0%):
11,081	Unite Group plc	88,447

Food & Staples Retailing (2.5%):
24,500	Aeon Co., Ltd.	358,217
500	Ain Holdings, Inc.	33,793
2,144	Alimentation Couche-Tard, Inc.	96,873
1,309	Amsterdam Commodities NV	32,806
2,800	Arcs Co., Ltd.	67,080
1,200	Axial Retailing, Inc.	45,797
900	Belc Co., Ltd.	35,056
97,527	Booker Group plc	238,538
20,128	Carrefour SA	474,845
1,795	Casino Guichard-Perrachon SA	100,296
1,100	Cawachi, Ltd.	29,803
1,000	Cocokara Fine, Inc.	43,472
4,130	Colruyt SA	202,741
300	Cosmos Pharmaceutical Corp.	58,696
1,300	Create SD Holdings Co., Ltd.	30,976
24,356	Distribuidora Internacional de Alimentacion SA	140,840
8,335	Empire Co., Ltd., Class A	127,372
1,100	FamilyMart Co., Ltd.	65,605
8,283	Greggs plc	108,137
1,600	Heiwado Co., Ltd.	38,908
1,831	ICA Gruppen AB	62,531
84,986	J Sainsbury plc	281,388
819	Jean Coutu Group, Inc., Class A	12,891
1,300	Kato Sangyo Co., Ltd.	33,476
1,366	Kesko OYJ, Class A	64,464
3,948	Kesko OYJ, Class B	188,261
28,566	Koninklijke Ahold Delhaize NV	611,315
400	LAWSON, Inc.	27,155

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
1,111	Loblaw Cos., Ltd.	$60,292
1,430	Marr SpA	30,965
1,500	Matsumotokiyoshi Holdings Co., Ltd.	71,241
54,594	Metcash, Ltd.*	102,819
6,476	Metro AG	207,103
1,658	Metro, Inc.	50,936
1,000	Mitsubishi Shokuhin Co., Ltd.	31,055
600	Nihon Chouzai Co., Ltd.	20,422
201	North West Co., Inc. (The)	4,793
947	Rallye SA	19,174
600	San-A Co., Ltd.	27,308
4,300	Seven & I Holdings Co., Ltd.	169,071
1,668	Sligro Food Group NV	62,808
900	Sogo Medical Co., Ltd.	33,873
13,265	Sonae SGPS SA*	13,395
500	Sugi Holdings Co., Ltd.	22,947
1,800	Sundrug Co., Ltd.	60,420
276,116	Tesco plc*	642,124
800	Tsuruha Holdings, Inc.	74,115
3,100	United Supermarkets Holdings	28,379
2,200	Valor Co., Ltd.	52,004
1,000	Welcia Holdings Co., Ltd.	28,022
5,821	Wesfarmers, Ltd.	200,073
1,644	Weston (George), Ltd.	143,456
110,386	William Morrison Supermarkets plc	331,885
11,834	Woolworths, Ltd.	239,284
1,200	Yaoko Co., Ltd.	45,746
2,800	Yokohama Reito Co., Ltd.	27,857

		6,412,899

Food Products (2.8%):
823	AAK AB	54,206
1,425	Agt Food and Ingredients, Inc.	33,415
4,400	Ajinomoto Co., Inc.	86,962
500	Ariake Japan Co., Ltd.	31,484
5,099	Aryzta AG	163,710
1,675	Associated British Foods plc	54,720
5,111	Austevoll Seafood ASA	37,531
23,247	Australian Agricultural Co., Ltd.*	29,450
1,362	Bakkafrost P/F	42,155
101	Barry Callebaut AG, Registered Shares	132,055
81	Bell AG	33,622
2,999	Bellamy’s Australia, Ltd.	9,598
567	Bonduelle S.C.A.	17,855
1,100	Calbee, Inc.	37,589
11,579	Cloetta AB	45,752
3,395	Cranswick plc	108,672
7,971	Dairy Crest Group plc	55,271
3,437	Danone SA	233,867
10,087	Devro plc	23,007
500	Dydo Drinco, Inc.	23,410
1,596	Ebro Foods SA	32,262
111	Emmi AG	75,668
500	Ezaki Glico Co., Ltd.	24,289
16,300	First Resources, Ltd.	22,612
3,900	Fuji Oil Co., Ltd./Osaka	91,529
7,007	Glanbia plc	135,323
341,500	Golden Agri-Resources, Ltd.	93,930
8,318	GrainCorp, Ltd.	57,735
42,184	Greencore Group plc	129,909
3,373	Grieg Seafood ASA	25,307
1,119	Hilton Food Group plc	9,057
1,600	Hokuto Corp.	28,876
2,300	House Foods Group, Inc.	50,259
700	J-Oil Mills, Inc.	26,441
1,200	Kagome Co., Ltd.	31,254

Shares		Fair Value
Common Stocks, continued
Food Products, continued
1,567	Kerry Group plc, Class A	$123,356
1,100	Kewpie Corp.	31,168
1,000	Kikkoman Corp.	29,926
88	Kws Saat Se	27,314
613	Leroy Seafood Group ASA	26,867
3,564	Maple Leaf Foods, Inc.	86,520
5,482	Marine Harvest	83,552
6,000	Marudai Food Co., Ltd.	26,302
2,600	Maruha Nichiro Corp.	78,895
900	Megmilk Snow Brand Co., Ltd.	24,811
1,600	Meiji Holdings Co., Ltd.	133,389
1,000	Mitsui Sugar Co., Ltd.	24,334
700	Morinaga & Co., Ltd./Japan	31,066
15,000	Morinaga Milk Industry Co., Ltd.	111,303
30,347	Nestle SA, Registered Shares	2,328,591
7,500	Nichirei Corp.	185,706
2,500	Nippon Flour Mills Co., Ltd.	36,998
4,000	Nippon Meat Packers, Inc.	107,461
20,100	Nippon Suisan Kaisha, Ltd.	100,568
9,000	Nisshin Oillio Group, Ltd. (The)	51,253
1,600	Nisshin Seifun Group, Inc.	23,950
326	Orior AG	23,342
2,710	Orkla ASA, Class A	24,269
11,559	Parmalat SpA	37,810
1,700	Petra Foods, Ltd.	2,713
51,099	Premier Foods PLC*	28,165
988	Premium Brands Holdings Corp.	63,269
10,000	Prima Meat Packers, Ltd.	44,204
6,968	Rogers Sugar, Inc.	32,752
1,029	Salmar ASA	22,198
2,923	Saputo, Inc.	100,876
127	Savencia SA	10,572
3,767	Scandi Standard AB	22,918
713	Schouw & Co.	65,387
4,718	Select Harvests, Ltd.	21,180
6,000	Showa Sangyo Co., Ltd.	31,731
3,852	Suedzucker AG	96,584
5,361	SunOpta, Inc.*	37,294
9,961	Tassal Group, Ltd.	34,446
19,288	Tate & Lyle plc	184,725
800	Toyo Suisan Kaisha, Ltd.	29,845
432	Vilmorin & CIE SA	29,755
3,689	Viscofan SA	190,724
42,000	Vitasoy International Holdings, Ltd.	83,450
3,198	Wessanen	43,195
94,112	WH Group, Ltd.(a)	81,117
600	Yakult Honsha Co., Ltd.	33,361
2,000	Yamazaki Baking Co., Ltd.	41,224

		7,179,218

Gas Utilities (0.3%):
11,879	APA Group	81,267
12,238	Gas Natural SDG SA	267,752
44,035	Hong Kong & China Gas Co., Ltd.	88,046
4,557	Italgas SpA*	19,956
21,000	Osaka Gas Co., Ltd.	79,923
1,636	Rubis SA	160,382
13,000	Saibu Gas Co., Ltd.	29,925
3,700	Shizuoka Gas Co. Limited	25,124
10,212	Superior Plus Corp.	99,071
10,000	Toho Gas Co., Ltd.	70,896
11,000	Tokyo Gas Co., Ltd.	50,141
1,798	Valener, Inc.	29,559

		1,002,042

Health Care Equipment & Supplies (1.0%):
750	Ambu A/S	32,316
8,671	Ansell, Ltd.	158,982

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,400	Asahi Intecc Co., Ltd.	$58,316
1,072	Cochlear, Ltd.	110,669
1,014	Coloplast A/S, Class B	79,200
1,992	Consort Medical plc	25,824
1,218	DiaSorin SpA	82,189
509	Draegerwerk AG & Co. KGaA	52,345
1,745	Essilor International SA Compagnie Generale d’Optique	211,907
13,820	Fisher & Paykel Healthcare Corp., Ltd.	93,863
5,613	Getinge AB, Class B^	98,561
7,376	GN Store Nord A/S	172,440
405	Guerbet	34,344
600	Hogy Medical Co., Ltd.	37,871
2,000	HOYA Corp.	96,499
726	Ion Beam Applications	39,694
6,000	JEOL, Ltd.	31,988
900	Nakanishi, Inc.	35,089
1,500	Nihon Kohden Corp.	33,657
4,000	Nikkiso Co., Ltd.	45,931
8,900	Nipro Corp.	125,751
1,300	Olympus Co., Ltd.	50,119
900	Paramount Bed Holdings Co., Ltd.	36,098
1,192	Sartorius AG	104,582
876	Sartorius Stedim Biotech	58,989
10,538	Smith & Nephew plc	160,554
1,344	Sonova Holding AG, Registered Shares	186,533
268	Straumann Holding AG, Registered Shares	124,421
1,700	Sysmex Corp.	103,330
2,400	Terumo Corp.	83,510
5,988	William Demant Holding A/S*	125,150

		2,690,722

Health Care Providers & Services (0.7%):
4,943	Al Noor Hospitals Group plc	44,060
2,500	Alfresa Holdings Corp.	43,406
3,417	Amplifon SpA	41,131
18,377	Australian Pharmaceutical Industries, Ltd.	28,604
1,100	Bml, Inc.	24,258
4,556	Ebos Group, Ltd.	58,253
4,012	Extendicare, Inc.	30,444
1,513	Fagron*	19,353
699	Fresenius Medical Care AG & Co., KGaA	58,942
2,812	Fresenius SE & Co. KGaA	225,837
23,959	Healthscope, Ltd.	41,507
1,000	Japan Lifeline Co., Ltd.	19,195
2,680	Korian-Medica	81,166
1,284	Lifco AB-B Shs	34,117
1,404	Medical Facilities Corp.	19,460
7,584	Metlifecare, Ltd.	32,564
1,900	Miraca Holdings, Inc.	87,584
1,507	Orpea	144,755
14,512	Primary Health Care, Ltd.	39,514
24,900	Raffles Medical Group, Ltd.	25,197
1,233	Ramsay Health Care, Ltd.	65,792
37,800	Religare Health Trust	24,055
1,312	Rhoen-Klinikum AG	35,786
2,200	Ship Healthcare Holdings, Inc.	58,691
2,371	Sienna Senior Living, Inc.	30,883
1,446	Sigma Pharmaceuticals, Ltd.	1,424
3,860	Sonic Healthcare, Ltd.	65,180
14,366	Spire Healthcare Group plc(a)	58,191
10,895	Summerset Group Holdings, Ltd.	39,436

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
3,700	Suzuken Co., Ltd.	$121,683
2,700	Toho Holdings Co., Ltd.	56,670
9,162	UDG Healthcare plc	80,574
2,800	Vital Ksk Holdings, Inc.	26,028

		1,763,740

Health Care Technology (0.0%):
14,160	AGFA-Gevaert NV*	69,205
857	Compugroup Medical Se	38,171
2,100	M3, Inc.	52,211
1,213	Raysearch Laboratories AB	31,724

		191,311

Hotels, Restaurants & Leisure (1.9%):
16,663	Ainsworth Game Technology, Ltd.	23,423
1,200	Amaya, Inc.*	20,369
21,328	Ardent Leisure Group	29,798
8,600	Aristocrat Leisure, Ltd.	117,972
4,300	Atom Corp.^	28,083
7,557	Autogrill SpA	75,044
14,000	Cafe de Coral Holdings, Ltd.	45,856
1,939	Carnival plc, ADR	112,249
858	Collins Foods, Ltd.*(b)	3,401
7,831	Collins Foods, Ltd.	31,038
2,000	Colowide Co., Ltd.^	33,565
9,167	Compass Group plc	172,692
2,118	Corporate Travel Management, Ltd.	32,384
5,145	Crown, Ltd.	46,387
1,951	Domino’s Pizza Enterprises, Ltd.	86,512
23,341	Domino’s Pizza Group plc	90,184
1,600	Doutor Nichires Holdings Co. LT	31,351
6,151	Elior Group(a)	139,432
20,405	Enterprise Inns plc*	34,687
1,133	Flight Centre, Ltd.	24,929
557	Fuller Smith & Turner plc, Class A	6,953
25,010	Galaxy Entertainment Group, Ltd.	136,745
2,773	Great Canadian Gaming Corp.*	51,364
8,500	Greene King plc	74,700
11,518	GVC Holdings plc	105,835
2,400	HIS Co., Ltd.	56,190
31,000	Hongkong & Shanghai Hotels (The)	36,383
1,803	Intercontinental Hotels Group plc, ADR	88,221
9,004	JD Wetherspoon plc	106,677
2,000	Kyoritsu Maintenance Co., Ltd.	59,682
23,554	Ladbrokes plc	38,122
11,110	Mantra Group, Ltd.	24,767
38,907	Marston’s plc	65,462
200	Matsuya Foods Co., Ltd.	7,456
35,000	Melco International Development Limited	61,776
2,209	Melia Hotels International SA	30,397
25,795	Merlin Entertainments plc	154,979
15,327	MGM China Holdings, Ltd.	31,922
6,833	Millennium & Copthorne Hotels	37,774
14,000	Miramar Hotel & Investment	30,078
17,662	Mitchells & Butlers plc	54,144
902	Mty Food Group, Inc.	33,850
122,000	NagaCorp, Ltd.	69,725
10,509	NH Hotel Group SA*	49,547
900	Oriental Land Co., Ltd.	51,674
17,900	Oue, Ltd.	27,391
1,016	Paddy Power Betfair plc	109,551
1,718	Paddy Power plc	184,458
2,047	Pandox AB	31,283
900	Pizza Pizza Royalty Corp.	11,676
12,439	Rank Group plc	32,559
3,000	Resorttrust, Inc.	53,016

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,092	Restaurant Brands International, Inc.	$60,836
18,602	Restaurant Group plc (The)	77,715
6,437	Rezidor Hotel Group AB	24,576
4,600	Round One Corp.	36,566
1,300	Royal Holdings Co., Ltd.	26,333
1,200	Saint Marc Holdings Co., Ltd.	35,294
1,300	Saizeriya Co., Ltd.	32,672
16,988	Sands China, Ltd.	78,629
46,000	Shangri-La Asia, Ltd.	67,053
115,868	SJM Holdings, Ltd.	94,348
705	Skistar AB	13,112
28,970	Sky City Entertainment Group, Ltd.	83,852
2,200	Skylark Co., Ltd.	32,281
1,092	Sodexo SA	128,432
36,825	Ssp Group plc	192,223
32,367	Star Entertainment Group, Ltd. (The)	135,023
30,186	Tabcorp Holdings, Ltd.	109,383
17,600	Tatts Group, Ltd.	59,524
50,634	Thomas Cook Group plc	54,264
4,500	Tokyo Dome Corp.	41,898
1,100	Toridoll Holding Corp.	23,900
8,666	TUI AG	120,243
6,856	Unibet Group plc	71,002
2,777	Whitbread plc	137,690
24,720	William Hill plc	90,050
16,830	Wynn Macau, Ltd.	34,206
5,600	Zensho Holdings Co., Ltd.	93,815

		5,048,633

Household Durables (1.9%):
2,000	Alpine Electronics, Inc.	28,854
2,536	Bang & Olufsen A/S*	35,041
43,258	Barratt Developments plc	296,373
6,709	Bellway plc	227,325
5,073	Berkeley Group Holdings plc (The)	203,902
5,170	Bonava AB*	75,562
10,237	Bovis Homes Group plc	108,603
3,865	Breville Group, Ltd.	30,408
7,900	Casio Computer Co., Ltd.	110,314
1,200	Chofu Seisakusho Co., Ltd.	28,129
9,906	Crest Nicholson Holdings plc	67,450
2,921	De’Longhi	84,938
1,900	Dorel Industries, Inc.	45,325
2,152	Duni AB	31,489
266	Ekornes ASA	3,348
3,583	Electrolux AB, Series B	99,665
2,053	Fiskars OYJ Abp	42,420
63	Forbo Holding AG	96,467
1,600	Foster Electric Co., Ltd.	27,509
1,000	Fujitsu General, Ltd.	19,784
17,100	Haseko Corp.	185,763
187	Hunter Douglas NV	12,564
15,466	Husqvarna AB, Class B	135,896
4,300	Iida Group Holdings Co., Ltd.	66,110
5,228	JM AB	165,108
62,400	Man Wah Holdings, Ltd.	49,526
13	Metall Zug AG	51,892
6,800	Nikon Corp.	98,769
5,000	Nissei Build Kogyo Co., Ltd.	24,785
9,589	Nobia AB	98,533
5,000	Panahome Corp.	45,963
17,300	Panasonic Corp.	196,104
14,040	Persimmon plc	368,633
31,200	Pioneer Corp.*	62,050
1,400	Pressance Corp.	16,877
15,445	Redrow plc	98,634
500	Rinnai Corp.	39,868

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
2,500	Sangetsu Co., Ltd.	$41,915
1,136	SEB SA	158,702
13,000	Sekisui Chemical Co., Ltd.	218,971
9,100	Sekisui House, Ltd.	150,015
9,500	Sony Corp.	322,337
2,200	Starts Corp., Inc.	46,100
6,900	Sumitomo Forestry Co., Ltd.	104,920
137,884	Taylor Wimpey plc	333,838
20,687	Techtronic Industries Co., Ltd.	83,651
400	Token Corp.	31,496
4,830	Tomtom NV*	47,026
2,000	Zojirushi Corp.	29,043

		4,947,995

Household Products (0.3%):
4,000	Lion Corp.	72,014
14,255	Mcbride PLC*	35,299
2,100	Pigeon Corp.	67,207
12,670	PZ Cussons plc	50,915
2,504	Reckitt Benckiser Group plc	228,175
7,429	Svenska Cellulosa AB, Class B	239,859
1,800	Unicharm Corp.	43,191

		736,660

Independent Power & Renewable Electricity Producers (0.2%):
1,967	Albioma SA	34,759
8,418	Algonquin Power & Utilities Corp.	80,401
3,382	Boralex, Inc., Class A	54,582
3,696	Capital Power Corp.	72,436
26,679	Drax Group plc	108,843
1,951	Edp Renovaveis SA	14,422
1,300	Electric Power Development Co., Ltd.	30,472
5,373	ERG SpA	67,631
45,075	Infigen Energy*	34,605
3,741	Innergex Renewable Energy, Inc.	40,232
4,661	Northland Power, Inc.	86,090
12,748	Transalta Corp.	74,971
3,789	Transalta Renewables, Inc.	44,880
2,170	Uniper SE*	36,523

		780,847

Industrial Conglomerates (1.4%):
26,645	Cir-Compagnie Industriali Riun	40,708
46,430	CK Hutchison Holdings, Ltd.	571,117
566	Daetwyler Holding AG	87,290
1,493	DCC plc	131,451
4,000	Guoco Group, Ltd.	46,457
40,000	Hopewell Holdings, Ltd.	150,277
980	Indus Holding AG	63,324
570	Italmobiliare SpA	31,750
11,000	Keihan Electric Railway Co., Ltd.	67,417
7,700	Keppel Corp., Ltd.	38,252
6,404	Koninklijke Philips Electronics NV	205,835
3,787	Koninklijke Philips Electronics NV, NY Shares, NYS	121,601
10,700	Nisshinbo Holdings, Inc.	107,239
1,487	Nolato AB	44,284
41,171	NWS Holdings, Ltd.	75,107
2,675	Rheinmetall AG	224,444
2,400	Seibu Holdings, Inc.	39,698
57,400	SembCorp Industries, Ltd.	130,613
70,000	Shun Tak Holdings, Ltd.	24,761
5,565	Siemens AG, Registered Shares	762,251
5,436	Smiths Group plc	110,360
5,400	Tokai Holdings Corp.	41,576

		3,115,812

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance (4.4%):
5,489	Admiral Group plc	$136,771
16,558	AEGON NV	84,238
4,403	Ageas NV	172,098
67,040	AIA Group, Ltd.	422,576
4,109	Alm Brand A/S	33,267
25,977	Assicurazioni Generali SpA	412,874
8,915	AXA SA	230,680
2,018	Baloise Holding AG, Registered Shares	277,888
28,048	Beazley plc	150,497
7,384	Chesnara plc	33,255
2,500	CNP Assurances SA	50,884
3,800	Coface SA	28,613
10,200	Dai-ichi Life Insurance Co., Ltd.	183,917
3,895	Delta Lloyd NV	22,194
62,583	Direct Line Insurance Group plc	272,374
182	E-L Financial Corp., Ltd.	112,099
20,019	Esure Group plc	58,892
747	Euler Hermes Group	68,670
374	Fairfax Financial Holdings, Ltd.	170,222
1,983	Gjensidige Forsikring ASA	30,225
1,405	Great-West Lifeco, Inc.	38,937
2,030	Grupo Catalana Occidente SA	72,064
458	Hannover Rueck SE	52,810
5,987	Harel Insurance Investments &	31,577
197	Helvetia Patria Holding AG	109,188
15,112	Hiscox, Ltd.	207,187
5,554	Industrial Alliance Insurance & Financial Services, Inc.	240,714
4,878	Insurance Australia Group, Ltd.	22,500
1,291	Intact Financial Corp.	91,827
6,623	Jardine Lloyd Thompson Group plc	93,915
29,819	JRP Group plc	49,136
7,706	Lancashire Holdings, Ltd.	64,954
205,220	Legal & General Group plc	635,792
13,895	Manulife Financial Corp.	246,497
5,565	Manulife Financial Corp.	98,728
44,734	MAPFRE SA	153,424
26,388	Medibank Private, Ltd.	56,814
4,900	MS&AD Insurance Group Holdings, Inc.	156,413
1,095	Muenchener Rueckversicherungs-Gesellschaft AG	214,252
19,627	NIB Holdings, Ltd.	88,711
5,000	NKSJ Holdings, Inc.	183,886
4,861	NN Group NV	158,088
3,854	Novae Group PLC	30,532
105,053	Old Mutual plc	264,304
14,781	Phoenix Group Holdings	138,422
2,827	Protector Forsikring ASA	20,997
10,211	Prudential plc, ADR	432,537
11,206	QBE Insurance Group, Ltd.	109,866
11,287	RSA Insurance Group plc	82,932
56,602	Saga plc	144,088
3,945	Sampo OYJ, Class A	187,296
9,116	SCOR SA	344,976
9,598	Societa Cattolica di Assicuraz	76,890
14,023	St. James Place plc	186,418
41,146	Standard Life plc	183,007
19,717	Steadfast Group, Ltd.	38,173
20,895	Storebrand ASA*	139,106
8,920	Sun Life Financial, Inc.	326,026
9,260	Suncorp-Metway, Ltd.	93,357
593	Swiss Life Holding AG, Registered Shares	191,403
1,311	Swiss Re AG	117,766

Shares		Fair Value
Common Stocks, continued
Insurance, continued
10,600	T&D Holdings, Inc.	$154,678
2,754	Talanx AG	97,131
6,400	Tokio Marine Holdings, Inc.	271,017
3,403	Topdanmark A/S*	86,285
5,039	Tryg A/S	91,434
16,849	Unipol Gruppo Finanziario SpA	69,663
34,458	UnipolSai SpA	76,012
8,311	Uniqa Insurance Group AG	64,701
2,764	Vienna Insurance Group Weiner Staeditische Versicherung AG	67,065
1,274	Zurich Insurance Group AG	340,215

		10,445,945

Internet & Direct Marketing Retail (0.1%):
7,431	N Brown Group plc	19,527
13,793	Ocado Group plc*	41,643
3,500	Rakuten, Inc.	35,128
4,800	Start Today Co., Ltd.	106,164
3,151	Takkt AG	73,105
19,250	Trade Me Group, Ltd.	68,956
3,021	Webjet, Ltd.	26,470
895	Yoox SpA*	21,309

		392,302

Internet Software & Services (0.4%):
22,069	Auto Trader Group plc(a)	108,456
9,425	Carsales.com, Ltd.	80,309
2,900	Cookpad, Inc.	24,534
1,300	DeNA Co., Ltd.	26,429
1,200	Dip Corp.	26,239
3,000	GMO Internet, Inc.	35,577
20,019	Gocompare.com Group plc*	22,568
2,200	Gree, Inc.	13,903
1,200	Gurunavi, Inc.	25,152
4,400	Infomart Corp.	25,204
2,100	Internet Initiative Japan, Inc.	37,958
9,063	Isentia Group, Ltd.	10,375
5,045	Just Eat plc*	35,728
3,100	Kakaku.com, Inc.	42,180
22,749	Moneysupermarket.com Group plc	94,160
8,615	Netent AB*	69,122
3,213	Rightmove plc	160,518
1,200	Sms Co., Ltd.	30,476
2,596	United Internet AG, Registered Shares	114,848
135	Xing AG	27,922
8,400	Yahoo! Japan Corp.	38,920
6,786	Zoopla Property Group plc(a)	30,882

		1,081,460

IT Services (0.8%):
1,856	Alten SA	142,401
6,137	Altran Technologies SA	103,411
5,280	Amadeus IT Holding SA	267,678
6,183	Atea ASA	72,758
3,113	Atos Origin SA	384,839
544	Cancom Se	30,699
1,519	Cap Gemini SA	140,367
1,045	CGI Group, Inc., Class A*	50,087
3,428	Computacenter plc	32,021
10,943	Computershare, Ltd.	117,066
1,168	DH Corp.	22,171
1,400	DTS Corp.	34,991
4,312	Econocom Group SA/NV	63,810
3,891	Fdm Group Holdings plc	35,986
457	Formula Systems 1985, Ltd.	18,210
32,000	Fujitsu, Ltd.	196,365
600	Gmo Payment Gateway, Inc.	29,968

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
2,064	Indra Sistemas SA*	$26,305
4,300	IT Holdings Corp.	109,598
1,900	Itochu Techno-Solutions Corp.	55,888
1,600	NEC Networks & System Integrat	31,009
3,900	Nihon Unisys, Ltd.	53,323
1,452	Nomura Research Institute, Ltd.	53,599
1,700	NS Solutions Corp.	36,817
1,100	NTT Data Corp.	52,318
600	OBIC Co., Ltd.	28,638
700	Otsuka Corp.	38,075
15,977	Paysafe Group plc*	93,696
208	Reply SpA	32,860
1,500	SCSK Corp.	59,642
900	Sopra Steria Group	128,266
4,001	Tieto OYJ	109,029
1,100	Tkc Corp.	31,480
1,237	Worldline SA*(a)	38,545

		2,721,916

Leisure Products (0.3%):
1,452	Accell Group	39,706
7,303	Amer Sports OYJ	165,103
1,506	Brp, Inc.*	35,450
3,600	Heiwa Corp.	89,585
6,000	Mizuno Corp.	30,936
3,300	Namco Bandai Holdings, Inc.	98,886
26,132	Photo-Me International plc	51,667
5,700	Sega Sammy Holdings, Inc.	76,538
400	Shimano, Inc.	58,512
3,689	Thule Group AB (The)(a)	61,942
2,800	Tomy Co., Ltd.	28,044
385	Trigano SA	37,067
1,100	Universal Entertainment Corp.	35,194
2,800	Yamaha Corp.	77,083

		885,713

Life Sciences Tools & Services (0.5%):
823	AddLife AB*	15,206
2,200	Eps Holdings, Inc.	30,951
306	Eurofins Scientific SE	133,159
1,884	Gerresheimer AG	149,230
1,400	Lonza Group AG, Registered Shares	264,427
13,935	Qiagen NV*	403,697
1,837	QIAGEN NV*	53,319
202	Siegfried Holding AG	53,202
428	Tecan Group AG	68,443

		1,171,634

Machinery (4.3%):
6,065	Aalberts Industries NV	226,381
2,100	Aida Engineering, Ltd.	18,699
4,185	Alfa Laval AB	78,867
5,469	Alstom SA*	163,192
2,790	Andritz AG	139,802
2,900	Asahi Diamond Industrial Co., Ltd.	21,302
3,946	Atlas Copco AB, Class A	139,335
2,774	Atlas Copco AB, Class B	88,198
4,049	Ats Automation Tooling Systems, Inc.*	41,321
1,300	Bando Chemical Industries, Ltd.	11,565
1,558	Beijer Alma AB	41,568
506	Bobst Group SA	46,700
12,886	Bodycote plc	128,387
433	Bucher Industries AG	126,694
87	Burckhardt Compression Holding	23,566
2,579	Cargotec OYJ	127,592
2,600	CKD Corp.	32,999
17,805	CNH Industrial NV	171,694

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,050	Concentric AB	$31,427
1,110	Construcc y Aux de Ferrocarr SA	42,448
94	Conzzeta AG	83,598
1,900	Daifuku Co., Ltd.	47,495
5,736	Deutz AG	39,596
8,100	DMG Mori Co., Ltd.	126,960
1,230	Duerr AG	109,767
4,500	Ebara Corp.	147,379
9,997	Fenner plc	36,710
2,900	Fuji Machine MFG. Co., Ltd.	38,031
3,400	Fujitec Co., Ltd.	37,369
1,000	Fukushima Industries Corp.	34,905
19,000	Furukawa Co., Ltd.	35,092
303	Georg Fischer AG*	275,700
2,900	Glory, Ltd.	95,285
2,253	Haldex AB	29,992
26,103	Heidelberger Druckmaschinen AG*	65,107
9,700	Hino Motors, Ltd.	117,783
3,100	Hitachi Construction Machinery Co., Ltd.	77,537
12,300	Hitachi Zosen Corp.	70,164
500	Hoshizaki Electric Co., Ltd.	39,433
48,000	IHI Corp.	151,851
16,053	IMI plc	239,735
614	Industria Macchine Automatiche	49,973
3,766	Interpump Group SpA	87,575
40	Interroll Holding AG, Registered Shares	45,945
13,000	Iseki & Co., Ltd.	26,700
4,000	Japan Steel Works, Ltd. (The)	64,581
8,700	JTEKT Corp.	135,629
2,600	Juki Corp.	30,727
3,751	Jungheinrich AG	124,664
419	Kardex AG	40,949
54,000	Kawasaki Heavy Industries, Ltd.	164,578
2,997	Kion Group AG	195,853
5,100	Kitz Corp.	34,076
572	Koenig & Bauer AG*	35,861
5,600	Komatsu, Ltd.	146,525
153	Komax Holding AG	37,208
2,900	Komori Corp.	37,310
3,618	Kone OYJ, Class B	158,934
1,652	Konecranes OYJ	58,649
438	Krones AG	49,128
8,000	Kubota Corp.	120,438
4,500	Kurita Water Industries, Ltd.	109,080
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	16,638
4,000	Makino Milling Machine Co., Ltd.	34,804
2,200	Makita Corp.	77,205
260	MAN AG	26,816
13,000	Meidensha Corp.	46,235
4,077	Metso Corp. OYJ	123,312
10,632	Minebea Co., Ltd.	142,411
55,000	Mitsubishi Heavy Industries, Ltd.	221,379
46,000	Mitsui Engineering & Shipbuilding Co., Ltd.	71,359
12,802	Morgan Advanced Materials plc	49,701
2,100	Morita Holdings Corp.	30,567
2,100	Nabtesco Corp.	55,761
11,000	Nachi-Fujikoshi Corp.	56,600
3,900	Namura Shipbuilding Co., Ltd.	23,400
1,637	New Flyer Industries, Inc.	60,423
4,300	NGK Insulators, Ltd.	97,627
1,200	Nitta Corp.	33,556
1,243	NKT Holding A/S	91,254
2,186	Norma Group SE	103,404

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
14,000	NSK, Ltd.	$201,209
34,000	NTN Corp.	170,291
700	Obara Group, Inc.	31,007
11,002	OC Oerlikon Corp. AG	117,587
9,000	Okuma Corp.	94,640
5,200	OSG Corp.	106,627
290	Pfeiffer Vacuum Technology AG	36,533
118	Rational AG	54,992
70	Rieter Holding AG	14,729
51,599	Rotork plc	157,420
9,000	Ryobi, Ltd.	39,222
16,351	Sandvik AB	243,963
214	Schindler Holding AG, Registered Shares	40,589
15,600	SembCorp Marine, Ltd.	21,362
767	Semperit AG	21,331
1,010	Sfs Group AG	95,676
4,000	Shinmaywa Industries, Ltd.	38,316
3,300	Sintokogio, Ltd.	28,755
5,919	SKF AB, Class B	117,217
2,300	Sodick Co., Ltd.	22,830
2,119	Spirax-Sarco Engineering plc	126,728
891	Stabilus SA	57,345
2,000	Star Micronics Co., Ltd.	30,740
1,147	Sulzer AG, Registered Shares	120,201
29,000	Sumitomo Heavy Industries, Ltd.	202,838
8,000	Tadano, Ltd.	93,738
3,600	Takeuchi Manufacturing Co., Ltd.	68,174
5,000	Takuma Co., Ltd.	48,986
5,654	Talgo SA*(a)	31,350
5,000	THK Co., Ltd.	126,399
8,000	Toshiba Machine Co., Ltd.	32,579
1,884	Trelleborg AB	40,360
9,000	Tsubakimoto Chain Co.	75,257
7,579	Valmet Corp.	117,775
15,471	Vesuvius plc	100,996
6,338	Volvo AB, Class A	93,300
27,562	Volvo AB, Class B	405,915
454	Vossloh AG*	28,839
1,388	Wacker Neuson SE	31,128
2,713	Wartsila Corp. OYJ, Class B	145,079
560	Washtec AG	33,989
6,011	Weir Group plc (The)	144,480
3,000	Yamabiko Corp.	35,261
3,876	Zardoya Otis SA	35,805

		10,599,619

Marine (0.3%):
35	A.P. Moeller - Maersk A/S, Class A	56,489
54	A.P. Moeller - Maersk A/S, Class B	89,355
1,396	Clarkson plc	45,358
1,843	D/S Norden A/S*	37,273
1,685	DFDS A/S	92,768
3,300	Iino Kaiun Kaisha, Ltd.	14,480
7,971	Irish Continental Group	42,088
40,000	Kawasaki Kisen Kaisha, Ltd.*	106,644
727	Kuehne & Nagel International AG, Registered Shares	102,801
19,000	Mitsui O.S.K. Lines, Ltd.	59,954
71,000	Nippon Yusen Kabushiki Kaisha	150,356
7,500	Orient Overseas International, Ltd.	40,055
273,000	Pacific Basin Shipping, Ltd.*	57,945
89,000	Sitc International Holdings Co., Ltd.	61,151
1,962	Stolt-Nielsen, Ltd.	33,423

		990,140

Media (1.8%):
1,267	4imprint Group plc	28,349

Shares		Fair Value
Common Stocks, continued
Media, continued
5,715	Aimia, Inc.	$38,682
3,249	Altice NV, Class A*	73,456
1,460	Altice NV, Class B*	33,002
65	Apg Sga SA	30,329
4,886	Atresmedia Corp. de Medios de Comuicacion SA	61,708
2,500	Avex Group Holdings, Inc.	36,135
2,895	Axel Springer AG	159,931
2,465	Cineplex, Inc.	93,617
12,985	Cineworld Group plc	107,767
546	Cogeco Communications, Inc.	29,174
400	Cogeco, Inc.	17,917
7,694	Corus Entertainment, Inc.	75,569
2,160	CTS Eventim AG & Co. KGaA	83,551
2,400	Cyberagent, Inc.	71,149
1,600	Daiichikosho Co., Ltd.	64,351
16,354	Daily Mail & General Trust plc	147,511
2,200	Dentsu, Inc.	119,677
5,339	Dhx Media, Ltd.	22,525
2,163	Euromoney Institutional Investor plc	28,871
6,151	Eutelsat Communications SA	137,503
6,450	Event Hospitality And Entertainment, Ltd.	63,430
2,200	Fuji Media Holdings, Inc.	30,406
2,500	Hakuhodo DY Holdings, Inc.	29,717
5,909	Havas SA	52,668
30,130	Informa plc	246,377
1,600	Intage Holdings, Inc.	28,786
1,711	Ipsos	53,112
33,776	ITE Group plc	68,118
40,885	ITV plc	112,318
1,949	JCDecaux SA	68,682
109,074	John Fairfax Holdings, Ltd.	85,308
2,300	Kadokawa Dwango Corp.	33,040
594	Kinepolis Group NV	30,350
8,410	Lagardere SCA	247,693
3,548	Liberty Global plc, Series C*	124,322
180	Liberty Global plc, Class A*	4,003
1,449	Liberty Global plc, Class A*	51,976
442	Liberty Global plc, Class C*	10,184
3,440	M6 Metropole Television SA	76,712
11,389	Mediaset Espana Comunicacion SA	146,656
15,032	Mediaset SpA	62,250
1,809	Modern Times Group, Class B	60,490
21,188	Nine Entertainment Co. Holdings, Ltd.	20,277
14,608	Pearson plc, ADR	123,876
2,127	Pearson plc	18,140
2,882	Publicis Groupe SA	201,392
2,013	Quebecor, Inc., Class B	62,084
1,012	REA Group, Ltd.	45,698
414	RTL Group	33,342
5,428	Sanoma OYJ	45,387
1,013	Schibsted ASA, Class A	26,111
5,562	SES Global, Class A	129,460
33,424	Seven West Media, Ltd.	20,029
7,456	Shaw Communications, Inc.	154,488
11,500	Singapore Press Holdings, Ltd.	29,192
18,618	Sky Network Television, Ltd.	50,751
13,400	SKY Perfect JSAT Holdings, Inc.	56,678
19,081	Sky plc	233,184
4,175	Societe Television Francaise 1	49,792
44,663	Southern Cross Media Group, Ltd.	47,712
983	Stroeer Media SE	54,711
41	Tamedia AG, Registered Shares	6,309
13,788	Technicolor SA	63,525

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
1,586	Telenet Group Holding NV*	$94,319
26,300	Television Broadcasts, Ltd.	106,241
5,000	Toei Co., Ltd.	42,751
1,000	Toho Co., Ltd.	26,570
1,900	Tokyo Broadcasting System Hold	34,019
13,261	Trinity Mirror plc	19,163
1,600	TV Asahi Holdings Corp.	30,305
14,255	Ubm plc	136,669
6,948	Village Roadshow, Ltd.	22,219
7,971	Vivendi Universal SA	155,085
8,417	WPP plc	184,746
1,895	Yellow Pages, Ltd.*	12,085
719	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	3,919

		5,487,601

Metals & Mining (5.4%):
8,736	Acacia Mining plc	49,022
2,032	Acerinox SA	28,449
1,753	Agnico Eagle Mines, Ltd.	74,397
2,800	Agnico Eagle Mines, Ltd.	118,806
900	Aichi Steel Corp.	35,901
16,681	Alacer Gold Corp.*	33,746
20,161	Alamos Gold, Inc., Class A	161,930
97,115	Alumina, Ltd.^	132,673
1,580	Amg Advanced Metallurgical Group N.V.	36,599
23,363	Anglo American plc*	354,079
20,858	Antofagasta plc	217,336
3,276	Aperam SA	163,651
18,581	ArcelorMittal*	155,439
12,400	Argonaut Gold, Inc.*	21,728
1,900	Asahi Holdings, Inc.	34,473
8,215	Asanko Gold, Inc.*	21,562
1,158	AuRico Metals, Inc.*	1,019
1,317	Aurubis AG	88,276
42,442	B2Gold Corp.*	120,971
2,708	Bekaert NV	132,427
62,786	BHP Billiton, Ltd.	1,145,900
17,844	Billiton plc, ADR	555,842
25,458	BlueScope Steel, Ltd.	238,146
9,186	Boliden AB	274,115
17,700	Capstone Mining Corp.*	17,305
73,572	Centamin plc	158,940
13,877	Centerra Gold, Inc.	79,837
16,254	China Gold International Resources Corp., Ltd.*	32,638
21,000	Daido Steel Co., Ltd.	100,589
7,325	Detour Gold Corp.*	83,954
2,700	Dominion Diamond Corp.	34,154
4,038	Dominion Diamond Corp.	51,000
15,000	DOWA Mining Co.	108,397
44,911	Eldorado Gold Corp.	153,677
3,320	Endeavour Mining Corp.*	64,418
40,854	Evolution Mining, Ltd.	66,436
20,239	EVRAZ plc*	54,842
16,102	First Quantum Minerals, Ltd.	171,106
83,540	Fortescue Metals Group, Ltd.	397,019
768	Franco Nevada Corp.	50,312
3,312	Fresnillo plc	64,246
167,686	Glencore International plc*	659,080
5,148	Goldcorp, Inc.	75,108
6,771	Goldcorp, Inc.	98,789
4,758	Granges AB	43,559
5,096	Guyana Goldfields, Inc.*	27,555
7,250	Hill & Smith Holdings plc	115,526

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
6,200	Hitachi Metals, Ltd.	$87,251
9,182	Hochschild Mining plc	31,837
18,195	Hudbay Minerals, Inc.	119,594
29,242	IAMGOLD Corp.*	116,994
4,942	Iluka Resources, Ltd.	28,745
22,741	Independence Group NL	62,136
37,081	Ivanhoe Mines, Ltd., Class A*	129,394
4,200	JFE Holdings, Inc.	72,279
18,872	Kazakhmys plc*	107,768
84,792	Kinross Gold Corp.*	299,070
4,744	Kirkland Lake Gold, Ltd.*	34,999
5,400	Klondex Mines, Ltd.*	21,077
14,200	Kobe Steel, Ltd.*	129,966
1,600	Kyoei Steel, Ltd.	28,631
3,792	Labrador Iron Ore Royalty Corp.	53,157
17,782	Lonmin PLC*	18,976
14,207	Lucara Diamond Corp.	33,015
42,535	Lundin Mining Corp.	239,592
6,045	Major Drilling Group International, Inc.*	32,096
2,000	Maruichi Steel Tube, Ltd.	57,007
7,616	Mineral Resources, Ltd.	62,481
6,000	Mitsubishi Materials Corp.	181,834
42,000	Mitsui Mining & Smelting Co., Ltd.	143,434
17,856	Nevsun Resources, Ltd.	45,926
34,410	New Gold, Inc.*	102,736
11,518	Newcrest Mining, Ltd.	197,913
37,000	Nippon Light Metal Holdings Co.	81,740
6,600	Nippon Steel Corp.	152,743
1,120	Nisshin Steel Co., Ltd.	14,735
5,998	Norsk Hydro ASA	34,877
28,837	Northern Star Resources, Ltd.	90,548
4,300	Nyrstar NV*	26,684
39,028	OceanaGold Corp.	115,643
6,568	Osisko Gold Royalties, Ltd.	73,005
18,826	Outokumpu OYJ	183,560
5,593	Outotec OYJ*	33,918
17,375	OZ Minerals, Ltd.	103,841
5,000	Pacific Metals Co., Ltd.*	17,476
3,257	Pan American Silver Corp.	57,023
73,744	Perseus Mining, Ltd.*	17,715
35,638	Petra Diamonds, Ltd.*	59,513
3,834	Pretium Resources, Inc.*	41,117
1,563	Randgold Resources, Ltd.	136,444
15,628	Regis Resources, Ltd.	39,862
21,763	Resolute Mining, Ltd.	21,988
550	Rio Tinto plc	22,135
12,983	Rio Tinto plc, Registered Shares, ADR	528,148
1,547	Rio Tinto, Ltd.	71,371
2,811	Salzgitter AG	101,635
7,017	Sandfire Resources Nl	34,160
9,442	Sandstorm Gold, Ltd.*	40,617
8,000	Sanyo Special Steel Co., Ltd.	42,578
29,450	Saracen Mineral Holdings, Ltd.*	22,479
21,718	Schmolz + Bickenbach AG*	16,703
21,110	Semafo, Inc.*	63,662
21,200	Sherritt International Corp.*	14,987
7,535	Silver Standard Resources, Inc.*	80,014
2,702	Silver Wheaton Corp.	56,310
10,033	Sims Metal Management, Ltd.	94,635
83,964	South32, Ltd.	176,801
3,228	South32, Ltd., ADR	33,829
16,043	SSAB AB, Class A*^	63,613
35,222	SSAB AB, Class B*	115,682
17,694	St Barbara, Ltd.*	32,618

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
26,500	Stornoway Diamond Corp.*	$16,741
3,000	Sumitomo Metal & Mining Co., Ltd.	42,730
9,125	Syrah Resources, Ltd.*	19,702
5,574	Tahoe Resources, Inc.	44,770
9,084	Tahoe Resources, Inc.	72,945
6,487	Teck Cominco, Ltd., Class B	141,868
3,720	Teck Resources, Ltd., Class B	81,468
3,912	ThyssenKrupp AG	95,785
7,000	Toho Zinc Co., Ltd.	34,449
4,900	Tokyo Steel Manufacturing Co., Ltd.	41,205
1,300	Topy Industries, Ltd.	34,634
1,885	Torex Gold Resources, Inc.*	37,170
17,801	Turquoise Hill Resources, Ltd.*	54,352
15,000	UACJ Corp.	39,466
4,032	Vedanta Resources plc	41,008
6,764	Voestalpine AG	266,180
14,139	Western Areas, Ltd.*	24,919
44,268	Yamana Gold, Inc.	122,181
2,900	Yamato Kogyo Co., Ltd.	75,022
1,600	Yodogawa Steel Works, Ltd.	43,508

		13,587,394

Multiline Retail (0.5%):
24,445	B&m European Value Retail SA	91,488
947	Canadian Tire Corp., Class A	112,512
53,885	Debenhams plc	36,682
1,503	Dollarama, Inc.	124,574
1,400	Don Quijote Co., Ltd.	48,634
5,300	H2O Retailing Corp.	85,418
16,147	Harvey Norman Holdings, Ltd.	55,622
3,882	Hudson’s Bay Co.	31,559
4,700	Isetan Mitsukoshi Holdings, Ltd.	51,734
1,900	Izumi Co., Ltd.	85,426
10,600	J. Front Retailing Co., Ltd.	157,592
24,500	Lifestyle International Holdings, Ltd.	33,226
29,029	Marks & Spencer Group plc	122,379
2,900	MARUI GROUP Co., Ltd.	39,509
47,139	Myer Holdings, Ltd.	43,694
1,643	Next plc	88,981
300	Ryohin Keikaku Co., Ltd.	65,804
800	Seria Co., Ltd.	34,496
13,000	Takashimaya Co., Ltd.	113,964
8,000	Wing On Company International, Ltd.	26,555

		1,449,849

Multi-Utilities (0.8%):
2,276	Acea SpA	30,979
5,251	AGL Energy, Ltd.	105,760
1,705	Atco, Ltd.	66,304
1,466	Canadian Utilities, Ltd., Class A	42,954
89,794	Centrica plc	244,106
57,853	Duet Group	123,260
21,702	E.ON AG	172,487
21,960	Engie Group	310,754
30,113	Hera SpA	83,652
23,167	Iren SpA	48,073
65,748	ITL AEM SpA	99,449
98,500	Keppel Infrastructure Trust	35,903
3,099	National Grid plc, ADR^	196,725
3,914	Ren - Redes Energeticas Nacion	11,777
27,984	RWE AG*	463,768
5,539	Suez Environnement Co.	87,478
4,827	Telecom Plus plc	72,406
3,162	Veolia Environnement SA	59,230

		2,255,065

Oil, Gas & Consumable Fuels (4.2%):
12,481	Advantage Oil & Gas, Ltd.*	82,412

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
24,155	Africa Oil Corp.*	$40,510
2,191	AKER BP ASA	35,133
6,175	AltaGas, Ltd.	143,032
4,305	ARC Resources, Ltd.	61,514
18,809	Athabasca Oil Corp.*	21,642
11,743	Baytex Energy Corp.*	40,094
2,064	Baytex Energy Corp.*^	7,059
89,740	Beach Energy, Ltd.	54,848
5,835	Bellatrix Exploration, Ltd.*	4,608
9,541	Birchcliff Energy, Ltd.	54,245
15,440	Bonavista Energy Corp.	40,176
1,208	Bonterra Energy Corp.	20,840
32,497	BP plc, ADR	1,121,796
173,000	Brightoil Petroleum Holdings, Ltd.*	49,641
34,847	Cairn Energy plc*	89,265
2,676	Caltex Australia, Ltd.	60,181
5,227	Cameco Corp.	57,863
10,958	Cameco Corp.	121,307
6,195	Canadian Natural Resources, Ltd.	203,134
11,375	Cenovus Energy, Inc.	128,538
3,134	Cenovus Energy, Inc.	35,472
8,781	Crescent Point Energy	95,010
6,461	Crescent Point Energy Corp.	69,824
8,223	Crew Energy, Inc.*	30,673
54	Delek Group, Ltd.	12,967
26,109	Dno ASA*^	22,055
8,774	Enagas SA	227,670
5,952	Enbridge Income Fund Holding	148,386
4,263	Enbridge, Inc.	178,606
10,537	EnCana Corp.	123,461
1,055	EnCana Corp.	12,354
21,419	ENI SpA	351,019
5,510	Euronav NV	44,068
2,803	Freehold Royalties, Ltd.	28,416
3,784	Frontline, Ltd.	25,328
1,464	Galp Energia SGPS SA	22,235
591	Gaztransport et Technigaz SA	22,248
29,807	Gran Tierra Energy, Inc.*	79,354
78	Granite Oil Corp.	359
5,867	Husky Energy, Inc.*	66,228
4,500	Idemitsu Kosan Co., Ltd.	156,894
1,000	Imperial Oil, Ltd.	30,473
7,900	INPEX Corp.	77,950
4,194	Inter Pipeline, Ltd.	88,409
9,800	Ithaca Energy, Inc.*	14,224
3,600	ITOCHU Enex Co., Ltd.	29,811
4,263	James Fisher & Sons plc	85,233
1,300	Japan Petroleum Exploration Co., Ltd.	29,868
547	Jerusalem Oil Exploration*	27,892
37,800	JX Holdings, Inc.	186,391
4,200	Keyera Corp.	123,217
3,106	Koninklijke Vopak NV	135,560
10,707	MEG Energy Corp.*	54,272
5,186	Neste Oil OYJ	202,237
64,000	NewOcean Energy Holdings, Ltd.	18,273
1,300	Nippon Gas Co., Ltd.	37,984
7,654	Nuvista Energy, Ltd.*	35,401
54,541	Oil Refineries, Ltd.	21,592
14,970	Oil Search, Ltd.	82,198
44,010	Ophir Energy plc*	47,489
31,951	Origin Energy, Ltd.*	171,502
7,550	Painted Pony Petroleum*	30,547
4,012	Parex Resources, Inc.*	51,142
3,148	Parkland Fuel Corp.	70,077
260	Paz Oil Co., Ltd.	43,046

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,884	Pembina Pipeline Corp.	$91,452
40,966	Pengrowth Energy Corp.*	40,975
32,810	Penn West Petroleum, Ltd.*	56,012
3,828	Peyto Exploration & Development Corp.	78,736
43,203	Premier Oil plc*	33,916
3,769	Raging River Exploration, Inc.*	26,446
18,187	Repsol SA	280,814
8,290	Royal Dutch Shell plc, Class A, ADR	437,132
7,285	Royal Dutch Shell plc, Class B, ADR	406,722
4,000	San-Ai Oil Co., Ltd.	34,030
14,064	Santos, Ltd.*	40,609
27,521	Saras SpA	52,486
2,242	Seven Generations Energy*	40,972
22,787	Snam SpA	98,541
12,892	Soco International plc	21,885
14,416	Spartan Energy Corp.*	28,839
20,155	Statoil ASA	346,576
13,430	Stobart Group, Ltd.	34,794
4,384	Suncor Energy, Inc.	134,616
8,674	Suncor Energy, Inc.	266,725
11,456	Surge Energy, Inc.	22,400
8,990	Torc Oil & Gas, Ltd.	46,177
25,688	Total SA	1,297,610
5,452	Transcanada Corp.	251,609
2,255	Trilogy Energy Corp.*	8,259
54,254	Tullow Oil plc*	159,425
12,527	Veresen, Inc.	138,488
19,728	Whitecap Resources, Inc.	153,557
32,833	Whitehaven Coal, Ltd.*	74,930
3,445	Woodside Petroleum, Ltd.	84,164
5,501	Z Energy, Ltd.	26,809

		10,700,959

Paper & Forest Products (1.0%):
1,381	Ahlstrom OYJ	20,064
5,029	Canfor Corp.*	68,569
1,251	Canfor Pulp Products, Inc.	11,374
6,000	Daio Paper Corp.	76,679
6,700	Hokuetsu Kishu Paper Co., Ltd.	46,737
1,022	Holmen ABN AB, Class B	39,778
4,627	Interfor Corp.*	59,782
7,061	Metsa Board OYJ^	43,604
6,301	Mondi plc	152,337
7,950	Navigator Co. SA (The)	31,902
5,800	Nippon Paper Industries Co., Ltd.	104,351
1,614	Norbord, Inc.	45,943
37,000	OYI Paper Co., Ltd.	173,513
23,088	Quintis, Ltd.	18,338
37,839	Stora Enso OYJ, Registered Shares	447,978
24,703	UPM-Kymmene OYJ	581,272
4,046	West Fraser Timber Co., Ltd.	169,240
24,618	Western Forest Products, Inc.	40,175

		2,131,636

Personal Products (0.6%):
1,100	Ci:z Holdings Co., Ltd.	32,695
2,300	Kao Corp.	126,362
400	KOSE Corp.	36,279
724	L’Oreal SA	139,135
4,476	Ontex Group NV	143,718
1,486	Oriflame Holding AG	59,437
2,100	Shiseido Co., Ltd.	55,378
8,564	Unilever NV, NYS	425,460
4,976	Unilever plc, ADR	245,516

		1,263,980

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (2.8%):
194	Alk-Abello A/S	$27,966
1,732	Almirall SA	28,120
6,600	Astellas Pharma, Inc.	87,109
16,897	AstraZeneca plc, ADR	526,172
3,059	Bayer AG, Registered Shares	352,577
314	Boiron SA	28,705
1,734	Btg plc*	12,758
2,900	Daiichi Sankyo Co., Ltd.	65,435
1,600	Dainippon Sumitomo Pharma Co., Ltd.	26,471
5,108	Dechra Pharmaceuticals plc	107,117
500	Eisai Co., Ltd.	25,948
7,475	Faes Farma SA	26,672
211	Galenica AG	222,739
9,143	GlaxoSmithKline plc, ADR	385,468
1,067	GlaxoSmithKline plc	22,192
1,522	H. Lundbeck A/S	70,617
7,200	Haw Par Corp., Ltd.	51,587
4,811	Hikma Pharmaceuticals plc	119,298
700	Hisamitsu Pharmaceutical Co., Inc.	40,103
26,202	Indivior PLC	105,728
1,661	Ipsen SA	166,299
1,000	Kaken Pharmaceutical Co., Ltd.	56,595
1,300	Kissei Pharmaceutical Co., Ltd.	34,141
1,900	Kyorin Holdings, Inc.	40,206
30,175	Mayne Pharma Group, Ltd.*	32,829
869	Merck KGaA	98,964
400	Mochida Pharmaceutical Co., Ltd.	29,757
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	49,843
600	Nippon Shinyaku Co., Ltd.	30,554
22,726	Novartis AG, Registered Shares	1,687,645
8,066	Novo Nordisk A/S, Class B	277,340
1,259	Orion OYJ	65,381
3,799	Orion OYJ, Class B	198,044
1,695	Recipharm AB^	23,484
3,141	Recordati SpA	106,446
3,082	Roche Holding AG	786,431
127	Roche Holding AG	32,320
2,700	Rohto Pharmaceutical Co., Ltd.	50,758
327	Sanofi-Aventis SA	29,583
5,800	Santen Pharmaceutical Co., Ltd.	84,145
1,200	Sawai Pharmaceutical Co., Ltd.	64,968
600	Shionogi & Co., Ltd.	31,048
3,646	Stada Arzneimittel AG	222,756
500	Taisho Pharmaceutical Holdings Co., Ltd.	40,695
3,900	Takeda Pharmacuetical Co., Ltd.	183,522
3,961	Teva Pharmaceutical Industries, Ltd.	128,055
490	Teva Pharmaceutical Industries, Ltd., ADR	15,724
800	Torii Pharmaceutical Co., Ltd.	20,672
600	Towa Pharmaceutical Co., Ltd.	30,403
3,600	Tsumura & Co.	113,020
1,152	UCB SA	89,353
46,000	United Laboratories International Holdings, Ltd.*	30,008
1,145	Valeant Pharmaceuticals International, Inc.*	12,629
16,134	Vectura Group plc*	30,906
178	Virbac SA*	27,889

		7,255,195

Professional Services (1.2%):
4,530	Adecco SA, Registered Shares	321,882
2,780	AF AB	57,533
734	Akka Technologies SA	33,534
9,096	Applus Services SA	109,300

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
900	Benefit One, Inc.	$27,655
372	Bertrandt AG^	36,171
5,622	Bureau Veritas SA	118,593
2,111	Capita Group plc	14,946
1,480	DKSH Holding, Ltd.	114,542
1,400	EN-Japan, Inc.	31,187
11,350	Experian plc	231,645
89,376	Hays plc	175,435
6,806	Intertek Group plc	335,840
2,947	McMillan Shakespeare, Ltd.	29,679
1,100	Meitec Corp.	44,736
10,129	Michael Page International plc	54,319
3,497	Morneau Shepell, Inc.	52,519
2,600	Nihon M&A Center, Inc.	84,691
1,800	Nomura Co., Ltd.	31,776
600	Outsourcing, Inc.	23,878
3,772	Randstad Holding NV	217,619
11,910	RELX NV	221,253
5,236	RELX plc, ADR	103,673
3,973	Ricardo plc	43,386
6,390	Robert Walters plc	34,906
7,390	Seek, Ltd.	89,849
58	SGS SA, Registered Shares	123,865
2,421	Stantec, Inc.	62,825
1,200	Technopro Holdings, Inc.	46,413
2,255	Teleperformance	243,627
1,700	Temp Holdings Co., Ltd.	31,746
10,595	Wolters Kluwer NV	440,248
5,987	WS Atkins plc	115,607

		3,704,878

Real Estate Management & Development (2.4%):
2,400	AEON Mall Co., Ltd.	37,868
858	Airport City, Ltd.*	11,035
755	Allreal Holding AG	123,347
4,786	Amot Investments, Ltd.	23,099
35,500	Ascendas India Trust	28,568
7,405	Atrium European Real Estate, Ltd.	29,960
1,733	Atrium Ljungberg AB, Class B	26,398
15,881	Aveo Group	38,926
121	Azrieli Group	6,449
11,200	Bukit Sembawang Estates, Ltd.	48,630
5,460	BUWOG-Bauen Und Wohnen Gesellschaft mbH	137,744
1,503	CA Immobilien Anlagen AG	33,020
8,076	Capital & Counties Properties plc	29,399
2,035	Castellum AB	26,998
13,430	Cheung Kong Property Holdings, Ltd.	90,672
12,500	Chinese Estates Holdings, Ltd.	19,269
6,400	City Developments, Ltd.	46,720
16,359	Citycon OYJ	38,742
1,625	Colliers International Group	76,700
5,265	Countrywide plc	10,290
394	Daejan Holdings plc	31,762
3,400	Daibiru Corp.	29,932
16,000	Daikyo, Inc.	31,806
900	Daito Trust Construction Co., Ltd.	123,789
9,500	Daiwa House Industry Co., Ltd.	273,481
1,166	Deutsche Euroshop AG	47,669
6,254	Deutsche Wohnen AG	205,924
3,019	Entra ASA(a)	32,974
3,046	Fabege AB	48,466
68,000	Far East Consortium Internatio	31,499
1,175	Fastighets AB Balder*	24,536
3,003	First Capital Realty, Inc.	45,236
1,529	FirstService Corp.	92,198
25,500	Frasers Centrepoint, Ltd.	31,646

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
15,974	Gateway Lifestyle	$25,483
20,800	Global Logistic Properties, Ltd.	41,381
1,100	Goldcrest Co., Ltd.	19,781
17,826	Grainger Trust plc	54,959
18,000	Great Eagle Holdings, Ltd.	84,661
46,000	Hang Lung Group, Ltd.	196,269
25,984	Hang Lung Properties, Ltd.	67,675
2,300	Heiwa Real Estate Co., Ltd.	32,591
3,426	Helical Bar plc	13,454
5,892	Hemfosa Fastigheter AB	52,643
9,878	Henderson Land Development Co., Ltd.	61,192
274	Hiag Immobilien AG	30,179
4,100	Hongkong Land Holdings, Ltd.	31,563
2,450	Hufvudstaden AB	36,323
3,000	Hulic Co., Ltd.	28,279
9,025	Hysan Development Co., Ltd.	40,949
6,500	Ichigo, Inc.	19,078
30,173	Immofinanz Immobilien Anlagen AG^	57,747
7,419	Inmobiliaria Colonial SA	55,332
24,725	Kerry Properties, Ltd.	85,665
24,648	Klovern AB	24,561
26,000	Kowloon Development Co., Ltd.	26,962
10,798	Kungsleden AB^	61,899
1,720	LEG Immobilien AG	140,987
6,225	Lend Lease Group	74,040
14,300	Leopalace21 Corp.	73,984
4,644	LSL Property Services plc	12,160
578	Melisron, Ltd.	32,293
6,000	Mitsubishi Estate Co., Ltd.	109,741
4,000	Mitsui Fudosan Co., Ltd.	85,588
410	Mobimo Holding AG, Registered Shares	106,145
204	Morguard Corp.	28,076
98,112	New World Development Co., Ltd.	120,971
1,494	Nexity SA	73,449
6,600	Nomura Real Estate Holdings, Inc.	105,406
3,300	NTT Urban Development Corp.	28,684
2,200	Open House Co., Ltd.	52,643
1,440	Patrizia Immobilien AG*	25,498
52	Plazza AG	11,735
1,105	PSP Swiss Property AG	100,583
4,000	Relo Holdings, Inc.	66,323
2,615	S Immo AG	31,354
2,892	Sagax AB, Class B	27,685
9,229	Savills plc	106,476
1,300	Shinoken Group Co., Ltd.	24,541
100,800	Sinarmas Land, Ltd.	35,347
49,879	Sino Land Co., Ltd.	87,403
9,751	Sponda Oyj	40,774
15,105	St. Modwen Properties plc	61,576
900	Sumitomo Real Estate Sales Co., Ltd.	29,039
5,000	Sumitomo Realty & Development Co., Ltd.	130,201
3,921	Sun Hung Kai Properties, Ltd.	57,607
8,646	Swire Pacific, Ltd., Class A	86,538
17,500	Swire Pacific, Ltd., Class B	30,357
10,000	Swire Properties, Ltd.	32,037
1,007	Swiss Prime Site AG	88,657
5,511	Tag Immobilien AG	74,158
4,200	Takara Leben Co., Ltd.	18,793
7,842	Technopolis OYJ	25,318
2,762	Tlg Immobilien AG	53,819
8,100	Tokyo Tatemono Co., Ltd.	107,090

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
26,300	Tokyu Fudosan Holdings Corp.	$142,996
13,900	United Industrial Corp., Ltd.	30,718
1,200	Unizo Holdings Co., Ltd.	29,608
19,400	UOL Group, Ltd.	96,765
2,129	Vonovia SE	75,022
6,308	Wallenstam AB	50,876
10,324	Wharf Holdings, Ltd. (The)	88,590
23,829	Wheelock & Co., Ltd.	188,396
2,966	Wihlborgs Fastigheter AB	56,259
20,700	Wing Tai Holdings, Ltd.	27,902
17	Zug Estates Holding AG	29,094

		6,296,680

Road & Rail (1.5%):
13,493	Aurizon Holdings, Ltd.	54,076
5,353	Canadian National Railway Co.	395,747
883	Canadian Pacific Railway, Ltd.	129,730
800	Central Japan Railway Co.	130,786
44,100	ComfortDelGro Corp., Ltd.	80,729
8,346	DSV A/S	432,573
1,400	East Japan Railway Co.	122,160
79,447	FirstGroup plc*	131,379
8,000	Fukuyama Transporting Co., Ltd.	48,152
2,158	Go-Ahead Group plc	46,601
5,000	Hankyu Hanshin Holdings, Inc.	162,907
3,700	Hitachi Transport System, Ltd.	77,058
102	Jungfraubahn Holding AG, Registered Shares	9,795
5,000	Keihin Electric Express Railway Co., Ltd.	54,997
6,000	Keio Corp.	47,616
1,500	Keisei Electric Railway Co., Ltd.	34,871
15,000	Kintetsu Corp.	54,127
15,830	MTR Corp., Ltd.	88,902
18,000	Nagoya Railroad Co., Ltd.	81,200
12,000	Nankai Electric Railway Co., Ltd.	58,509
29,502	National Express Group plc	133,094
20,000	Nippon Express Co., Ltd.	102,978
4,200	Nippon Konpo Unyu Soko Co., Ltd.	89,803
13,000	Nishi-Nippon Railroad Co., Ltd.	54,867
8,429	Northgate plc	58,106
2,800	Odakyu Electric Railway Co., Ltd.	54,584
20,000	Sankyu, Inc.	121,454
5,700	Seino Holdings Co., Ltd.	64,149
11,100	Senko Co., Ltd.	71,630
823	Sixt Leasing Se	15,977
1,659	Sixt SE	67,610
1,209	Sixt SE	62,274
10,000	Sotetsu Holdings, Inc.	46,519
6,338	Stagecoach Group plc	16,635
80	Stef S.A.	6,892
4,596	Student Transportation, Inc., Class BR	26,926
6,961	Tfi International, Inc.	162,547
10,000	Tobu Railway Co., Ltd.	50,789
10,000	Tokyu Corp.	70,926
400	Trancom Co., Ltd.	20,714
20,000	Transport International Holdings, Ltd.	61,096
824	VTG AG	26,763
1,400	West Japan Railway Co.	91,205

		3,719,453

Semiconductors & Semiconductor Equipment (0.9%):
2,200	Advantest Corp.	41,220
4,797	Aixtron SE*	17,824
3,379	AMS AG	182,738

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,526	ASM International NV	$85,622
5,119	ASM Pacific Technology, Ltd.	69,620
1,629	ASML Holding NV, NYS	216,331
1,837	BE Semiconductor Industries NV	74,887
4,515	Dialog Semiconductor plc*	230,638
400	Disco Corp.	60,917
2,300	Ferrotec Corp.	28,334
10,836	Infineon Technologies AG	221,239
200	Lasertec Corp.	2,687
1,090	Melexis NV	94,424
4,926	Meyer Burger Technology AG*	4,166
800	ROHM Co., Ltd.	53,361
8,000	Sanken Electric Co., Ltd.	35,328
1,600	Screen Holdings Co., Ltd.	118,110
6,000	Shindengen Electric Manufacturing Co. Limited	25,191
4,800	Shinko Electric Industries Co., Ltd.	32,330
992	Siltronic AG*	66,072
26,807	STMicroelectronics NV	410,243
3,800	SUMCO Corp.	63,637
700	Tokyo Electron, Ltd.	76,660
2,000	Tokyo Seimitsu Co., Ltd.	63,133
2,312	Tower Semiconductor, Ltd.*	53,292
372	U-Blox AG	81,913
3,400	ULVAC, Inc.	158,965

		2,568,882

Software (0.9%):
1,917	Aveva Group plc	46,760
2,500	Capcom Co., Ltd.	48,913
2,000	Colopl, Inc.	18,568
2,326	Computer Modelling Group, Ltd.	18,105
301	Constellation Software, Inc./Canada	147,931
1,252	Dassault Systemes SA	108,427
1,571	Descartes Systems Group, Inc.*	35,976
2,942	Fidessa Group plc	91,915
1,200	Fuji Soft, Inc.	30,666
5,123	Gemalto NV	286,123
15,900	Gungho Online Enetertainment, Inc.	35,474
7,918	Hansen Technology, Ltd.	20,699
38,000	Igg, Inc.	52,786
2,500	Konami Corp.	106,290
7,403	Micro Focus International plc	211,472
1,541	Myob Group, Ltd.	4,188
518	Nemetschek Se	31,084
2,000	Nexon Co., Ltd.	31,865
339	NICE Systems, Ltd.	23,026
2,818	Open Text Corp.	95,840
700	Oracle Corp.	40,065
8,199	PlayTech plc	95,626
19,513	Sage Group plc	154,329
2,404	SAP AG	235,869
2,151	SimCorp A/S	129,584
1,330	Software AG	52,601
8,525	Technology One, Ltd.	33,397
2,386	Temenos Group AG	189,345
1,300	Trend Micro, Inc.	57,942
5,915	UbiSoft Entertainment SA*	252,579

		2,687,445

Specialty Retail (1.3%):
2,400	Adastria Co., Ltd.	59,883
900	Alpen Co., Ltd.	15,657
2,600	Aoki Holdings, Inc.	30,180
2,200	Aoyama Trading Co., Ltd.	75,611
1,900	Arcland Sakamoto Co., Ltd.	22,886
2,900	Autobacs Seven Co., Ltd.	43,094

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,813	Autocanada, Inc.	$30,596
20,415	Automotive Holdings Group, Ltd.	64,223
7,300	BIC Camera, Inc.	67,196
2,464	Bilia AB	50,868
18,000	Chow Sang Sang Holdings International, Ltd.	42,427
38,400	Chow Tai Fook Jewellery Group, Ltd.	37,302
2,205	Clas Ohlson AB^	34,523
4,700	DCM Holdings Co., Ltd.	43,403
32,869	Dixons Carphone plc	130,774
2,047	Dufry AG, Registered Shares*	312,171
5,850	Dunelm Group plc	46,752
4,900	Edion Corp.	45,069
94,600	Esprit Holdings, Ltd.*	79,265
400	Fast Retailing Co., Ltd.	125,910
534	Fielmann AG	41,270
2,300	Geo Holdings Corp.	25,287
130,000	Giordano International, Ltd.	70,417
1,436	Grandvision BV(a)	35,158
3,936	Greencross, Ltd.	21,640
991	Groupe FNAC SA*	71,570
13,359	Halfords Group plc	59,371
4,280	Hennes & Mauritz AB, Class B	109,257
300	Hikari Tsushin, Inc.	29,362
5,100	Idom, Inc.	32,454
4,686	Industria de Diseno Textil SA	165,152
4,647	JB Hi-Fi, Ltd.	87,345
20,850	JD Sports Fashion plc	100,570
700	Jin Co., Ltd.	36,602
3,000	Joshin Denki Co., Ltd.	30,671
1,300	Joyful Honda Co., Ltd.	43,388
1,455	Kappahl AB	7,520
45,977	Kingfisher plc	187,912
1,600	Komeri Co., Ltd.	39,647
4,200	K’s Holding Corp.	77,111
2,366	Leon’s Furniture, Ltd.	29,840
25,750	L’occitane International SA	52,406
19,046	Lookers plc	30,598
31,000	Luk Fook Holdings International, Ltd.	98,456
2,347	Matas A/S	33,348
900	Nitori Co., Ltd.	113,827
2,300	Nojima Corp.	29,295
76,677	Pendragon plc	33,662
19,618	Pets At Home Group plc	44,830
1,500	Sanrio Co., Ltd.	27,609
2,800	Shimachu Co., Ltd.	68,309
500	Shimamura Co., Ltd.	66,143
9,000	Sports Direct International*	34,702
4,622	Super Retail Group, Ltd.	36,157
3,968	Supergroup plc	73,904
1,900	United Arrows, Ltd.	57,675
2,400	USS Co., Ltd.	40,089
155	Valora Holding AG	53,594
8,200	VT Holdings Co., Ltd.	42,688
4,080	WHSmith plc	90,680
1,900	Xebio Holdings Co., Ltd.	29,505
1,990	XXL ASA(a)	21,687
12,300	Yamada Denki Co., Ltd.	61,529

		3,800,027

Technology Hardware, Storage & Peripherals (0.8%):
17,188	BlackBerry, Ltd.*	133,140
6,400	Brother Industries, Ltd.	134,254
10,800	Canon, Inc.	338,428
1,200	EIZO Corp.	34,563
4,500	Fujifilm Holdings Corp.	176,240

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
12,300	Konica Minolta Holdings, Inc.	$110,397
6,508	Logitech International SA	207,410
3,100	Mcj Co., Ltd.	36,396
95,000	NEC Corp.	229,286
2,343	Neopost	89,953
23,500	Ricoh Co., Ltd.	193,781
100	Roland Dg Corp.	3,016
8,300	Seiko Epson Corp.	175,197
9,000	Toshiba Tec Corp.*	50,423
4,372	Xaar plc	19,395

		1,931,879

Textiles, Apparel & Luxury Goods (1.6%):
1,137	Adidas AG	216,205
1,500	ASICS Corp.	24,142
1,383	Brunello Cucinelli SpA	32,897
6,313	Burberry Group plc	136,620
528	Christian Dior SA	122,794
3,902	Compagnie Financiere Richemont SA	308,073
485	Delta-Galil Industries, Ltd.	13,225
2,100	Descente, Ltd.	24,979
900	Fujibo Holdings, Inc.	24,889
1,059	Gerry Weber International AG	13,669
1,311	Gildan Activewear, Inc.	35,449
280,000	Global Brands Group Holdings, Ltd.*	29,900
189	Hermes International SA	89,536
2,445	Hugo Boss AG	178,162
4,000	Japan Wool Textile Co., Ltd. (The)	31,631
157	Kering	40,642
15,000	Kurabo Industries, Ltd.	33,086
399,238	Li & Fung, Ltd.	173,360
1,682	Luxottica Group SpA	92,842
2,321	LVMH Moet Hennessy Louis Vuitton SA	510,292
5,170	Moncler SpA	113,221
7,000	Onward Holdings Co., Ltd.	48,071
9,893	Ovs SpA(a)	61,418
27,000	Pacific Textiles Holdings, Ltd.	29,877
2,465	Pandora A/S	273,150
6,400	Prada SpA	26,896
105	Puma Se	32,728
2,618	Safilo Group SpA*	18,599
2,218	Salvatore Ferragamo Italia SpA	66,436
36,000	Samsonite International SA	131,062
9,000	Seiko Holdings Corp.	36,910
2,500	Seiren Co., Ltd.	37,415
28,000	Stella International Holdings, Ltd.	46,265
277	Swatch Group AG (The), Class B	99,031
819	Swatch Group AG (The), Registered Shares	56,978
1,909	Ted Baker plc	65,933
36,000	Texwinca Holdings, Ltd.	24,225
404	Tod’s SpA	31,610
5,000	Tsi Holdings Co., Ltd.	36,131
27,000	Unitika, Ltd.*	22,614
8,000	Wacoal Holdings Corp.	98,917
45,514	Yue Yuen Industrial Holdings, Ltd.	179,016

		3,668,896

Thrifts & Mortgage Finance (0.3%):
3,556	Aareal Bank AG	137,600
615	Equitable Group, Inc.	32,084
2,826	Genworth MI Canada, Inc.	78,148
16,190	Genworth Mortgage Insurance AU	38,748
1,812	Home Capital Group, Inc.	35,471
7,866	Onesavings Bank PLC	39,858

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
17,875	Paragon Group of Cos. PLC (The)	$93,557

		455,466

Tobacco (0.4%):
9,312	British American Tobacco plc, ADR^	617,572
4,936	Imperial Tobacco Group plc, Class A	239,365
4,800	Japan Tobacco, Inc.	156,280
2,105	Swedish Match AB, Class B	68,441

		1,081,658

Trading Companies & Distributors (1.6%):
2,637	AddTech AB, Class B	43,670
21,185	Ashtead Group plc	438,459
1,271	B&b Tools AB	27,243
537	Beijer Ref AB	13,911
430,000	Bep International Holdings, Ltd.	23,782
583	Bossard Holding AG	104,327
3,484	Brenntag AG	195,387
4,067	Bunzl plc	118,041
3,143	Cramo OYJ	71,679
10,848	Diploma plc	143,987
6,630	Finning International, Inc.	123,854
7,080	Grafton Group plc	63,248
36,721	Howden Joinery Group plc	199,662
1,788	Imcd Group NV	87,741
2,800	Inabata & Co., Ltd.	34,242
4,621	Indutrade AB	88,113
6,700	ITOCHU Corp.	95,283
13,000	Iwatani Corp.	75,817
2,000	Japan Pulp & Paper Co., Ltd.	6,675
1,700	Kanamoto Co., Ltd.	45,869
24,000	Kanematsu Corp.	43,201
3,917	Kloeckner & Co. SE*	42,347
1,600	Kuroda Electric Co., Ltd.	34,905
14,000	Marubeni Corp.	86,416
5,100	Misumi Group, Inc.	92,435
1,100	Mitani Corp.	35,991
4,400	Mitsubishi Corp.	95,309
4,800	Mitsui & Co., Ltd.	69,724
1,400	Monotaro Co., Ltd.	43,355
7,100	Nagase & Co., Ltd.	99,299
1,100	Nippon Steel & Sumikin Bussan	46,335
1,200	Nishio Rent All Co., Ltd.	33,860
525,800	Noble Group, Ltd.*	72,943
7,777	Ramirent OYJ	62,734
803	Reece, Ltd.	25,103
18,942	Rexel SA	344,412
2,192	Richelieu Hardware, Ltd.	45,334
1,304	Russel Metals, Inc.	25,517
5,168	Seven Group Holdings, Ltd.	42,235
42,932	SIG plc	59,963
56,300	Sojitz Corp.	141,438
3,072	Toromont Industries, Ltd.	107,498
8,700	Toyota Tsushu Corp.	264,155
8,978	Travis Perkins plc	170,285
1,000	Trusco Nakayama Corp.	23,216
800	Wajax Corp.	13,784
2,700	Wakita & Co., Ltd.	25,722
3,709	Wolseley plc	233,253
3,800	Yamazen Corp.	34,320
800	Yuasa Trading Co., Ltd.	22,211

		4,438,290

Transportation Infrastructure (0.7%):
10,833	Abertis Infraestructuras SA	174,498
493	Aena SA(a)	77,993
384	Aeroports de Paris	47,445
3,529	Ansaldo Sts SpA	46,324

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
7,311	Atlantia SpA	$188,730
54,565	BBA Aviation plc	208,331
960	Flughafen Zuerich AG	204,708
1,696	Fraport AG	120,025
3,270	Groupe Eurotunnel SA	32,913
1,679	Hamburger Hafen und Logistik AG	31,423
129,000	Hutchison Port Holdings Trust	53,534
700	Japan Airport Terminal Co., Ltd.	24,385
10,000	Kamigumi Co., Ltd.	86,576
2,000	Mitsubishi Logistics Corp.	27,617
10,964	Port of Tauranga, Ltd.	32,017
31,121	Qube Holdings, Ltd.	60,826
15,500	SATS, Ltd.	54,099
985	Save SpA	21,263
6,407	SIAS SpA	61,167
8,000	Sumitomo Warehouse Co., Ltd. (The)	44,086
14,036	Sydney Airport	72,552
8,406	Transurban Group	74,893
2,729	Westshore Terminals Investment Corp.	54,305

		1,799,710

Water Utilities (0.2%):
15,034	Pennon Group plc	165,995
5,341	Severn Trent plc	159,139
7,737	United Utilities Group plc	96,224

		421,358

Wireless Telecommunication Services (1.1%):
2,035	Cellcom Israel, Ltd.*	21,113
1,335	Drillisch AG	67,831
4,802	Freenet AG	156,179
13,800	KDDI Corp.	362,659
13,000	M1, Ltd./Singapore	19,789
3,522	Millicom International Cellular SA, SDR	196,476
2,104	Mobistar SA*	44,892
23,100	NTT DoCoMo, Inc.	538,458
1,000	Okinawa Cellular Telephone Co.	32,399
1,708	Rogers Communications, Inc., Class B	75,528
17,000	Smartone Telecommunications Ho	21,917
4,700	SoftBank Group Corp.	332,941
21,800	StarHub, Ltd.	44,791
3,836	Tele2 AB	36,660
378,511	Vodafone Group plc	984,269

		2,935,902

Total Common Stocks (Cost $253,231,231)		256,284,536

Preferred Stocks (0.4%):
Automobiles (0.4%):
1,600	Bayerische Motoren Werke AG (BMW), 4.36%	126,017
2,390	Porsche Automobil Holding SE, 1.97%	130,377
4,515	Volkswagen AG, 0.12%	657,684

		914,078

Total Preferred Stocks (Cost $1,264,522)		914,078

Rights (0.0%):
Capital Markets (0.0%):
10,365	Deutsche Bank AG, Expires on 4/07/17*	24,767
6,978	Deutsche Bank AG, Expires on 4/07/17*	16,468

		41,235

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Rights, continued
Commercial Services & Supplies (0.0%):
9,627	Downer EDI, Ltd., Expires on 4/12/17*	$88

Electronic Equipment, Instruments & Components (0.0%):
9,649	Laird plc, Expires on 4/04/17*	8,400

Household Products (0.0%):
342,120	Mcbride plc - Int Crest Purp, Expires on 12/31/49*(b)(c)	429

Oil, Gas & Consumable Fuels (0.0%):
9,848	Maurel Et Prom - CVR, Expires on 1/02/18* (c)	420

Total Rights (Cost $18,681)		50,572

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.8%):
$2,021,710	AZL DFA International Core Equity Fund Securities Lending Collateral Account(d)	2,021,710

Total Securities Held as Collateral for Securities on Loan (Cost $2,021,710)		2,021,710

Total Investment Securities (Cost $256,536,144)(e) - 100.1%		259,270,896
Net other assets (liabilities) - (0.1)%		(354,379)

Net Assets - 100.0%		$258,916,517

Percentages indicated are based on net assets as of March 31, 2017.

ADR	-	American Depositary Receipt
CVR	-	Contingency Valued Rights
GO	-	General Obligation
NYS	-	New York Shares
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $1,912,650.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.00% of the net assets of the Fund.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2017:

Country	Percentage
	—	%NM
Australia	6.1%
Austria	0.6%
Belgium	1.4%
Bermuda	0.1%
Cambodia	—	%NM
Canada	9.0%
Cayman Islands	—	%NM
China	0.1%
Denmark	1.8%
Egypt	0.1%
European Community	—	%NM
Faroe Islands	—	%NM
Finland	1.7%
France	6.9%
Georgia	—	%NM
Germany	7.2%
Hong Kong	2.7%
India	—	%NM
Ireland (Republic of)	1.1%
Isle of Man	0.1%
Israel	0.4%
Italy	2.6%
Japan	23.4%
Jersey	—	%NM
Liechtenstein	—	%NM
Luxembourg	0.4%
Malta	—	%NM
Monaco	—	%NM
Netherlands	3.1%
New Zealand	0.4%
Norway	0.7%
Peru	—	%NM
Portugal	0.1%
Singapore	1.0%
Spain	2.6%
Sweden	2.8%
Switzerland	7.0%
United Arab Emirates	—	%NM
United Kingdom	15.6%
United States	1.0%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (2.6%):
1,674	AAR Corp.	$56,297
4,560	Aerojet Rocketdyne Holdings, Inc.*	98,952
1,321	AeroVironment, Inc.*	37,028
9,657	Arconic, Inc.	254,365
1,124	Astronics Corp.*	35,665
361	Astronics Corp., Class B*	11,408
4,383	BE Aerospace, Inc.	280,994
15,922	Boeing Co. (The)	2,815,964
4,229	BWX Technologies, Inc.	201,300
685	CPI Aerostructures, Inc.*	4,624
1,202	Cubic Corp.	63,466
3,138	Curtiss-Wright Corp.	286,374
5,683	DigitalGlobe, Inc.*^	186,118
625	Ducommun, Inc.*	17,994
2,101	Engility Holdings, Inc.*	60,803
1,949	Esterline Technologies Corp.*	167,711
6,230	General Dynamics Corp.	1,166,256
1,641	HEICO Corp.^	143,095
2,423	HEICO Corp., Class A	181,725
5,758	Hexcel Corp.	314,099
1,576	Huntington Ingalls Industries, Inc.	315,578
3,559	KLX, Inc.*	159,087
4,471	Kratos Defense & Security Solutions, Inc.*	34,784
1,421	L3 Technologies, Inc.	234,877
1,019	LMI Aerospace, Inc.*	14,042
6,622	Lockheed Martin Corp.	1,772,046
2,233	Mercury Computer Systems, Inc.*^	87,199
2,746	Moog, Inc., Class A*	184,943
140	Moog, Inc., Class B*	9,421
343	National Presto Industries, Inc.	35,055
4,013	Northrop Grumman Corp.	954,452
1,778	Orbital ATK, Inc.	174,244
5,365	Raytheon Co.	818,163
4,448	Rockwell Collins, Inc.	432,168
6,973	Spirit AeroSystems Holdings, Inc., Class A	403,876
1,481	TASER International, Inc.*^	33,752
2,012	Teledyne Technologies, Inc.*	254,438
11,665	Textron, Inc.	555,137
2,316	The KEYW Holding Corp.*	21,863
1,412	TransDigm Group, Inc.^	310,866
2,979	Triumph Group, Inc.^	76,709
14,509	United Technologies Corp.	1,628,055
6,897	WESCO Aircraft Holdings, Inc.*	78,626

		14,973,619

Air Freight & Logistics (0.8%):
4,941	Air Transport Services Group, Inc.*	79,303
1,400	Atlas Air Worldwide Holdings, Inc.*	77,630
5,521	C.H. Robinson Worldwide, Inc.^	426,718
1,026	Echo Global Logistics, Inc.*	21,905
5,128	Expeditors International of Washington, Inc.^	289,681
5,735	FedEx Corp.	1,119,185
1,779	Forward Air Corp.	84,627
2,393	Hub Group, Inc.*	111,035
1,058	Park-Ohio Holdings Corp.	38,035
3,266	Radiant Logistics, Inc.*	16,330
18,187	United Parcel Service, Inc., Class B	1,951,466
5,560	XPO Logistics, Inc.*	266,268

		4,482,183

Airlines (1.0%):
7,723	Alaska Air Group, Inc.	712,215
998	Allegiant Travel Co.^	159,930
15,304	American Airlines Group, Inc.^	647,359
1,909	Copa Holdings SA, Class A	214,285

Shares		Fair Value
Common Stocks, continued
Airlines, continued
19,429	Delta Air Lines, Inc.	$892,957
5,008	Hawaiian Holdings, Inc.*	232,622
20,928	JetBlue Airways Corp.*	431,326
2,917	SkyWest, Inc.	99,907
17,047	Southwest Airlines Co.	916,447
5,511	Spirit Airlines, Inc.*	292,469
20,926	United Continental Holdings, Inc.*	1,478,212

		6,077,729

Auto Components (0.9%):
1,777	Adient plc	129,135
5,496	American Axle & Manufacturing Holdings, Inc.*	103,215
3,449	Autoliv, Inc.	352,695
8,400	BorgWarner, Inc.^	351,036
5,300	Cooper Tire & Rubber Co.^	235,055
1,615	Cooper-Standard Holding, Inc.*	179,152
13,476	Dana Holding Corp.	260,222
7,499	Delphi Automotive plc	603,594
1,595	Dorman Products, Inc.*	130,997
2,274	Fox Factory Holding Corp.*	65,264
12,497	Gentex Corp.^	266,561
2,720	Gentherm, Inc.*	106,760
20,050	Goodyear Tire & Rubber Co.	721,800
1,365	Horizon Global Corp.*	18,946
1,483	LCI Industries^	148,003
3,870	Lear Corp.	547,915
3,637	Modine Manufacturing Co.*	44,371
1,190	Motorcar Parts of America, Inc.*^	36,569
2,574	Spartan Motors, Inc.	20,592
1,736	Standard Motor Products, Inc.	85,307
1,582	Stoneridge, Inc.*	28,697
275	Strattec Security Corp.	7,645
3,917	Tenneco, Inc.	244,499
1,187	Tower International, Inc.	32,168
2,847	Visteon Corp.*	278,864
1,621	VOXX International Corp.*	8,429

		5,007,491

Automobiles (0.6%):
123,486	Ford Motor Co.	1,437,377
36,273	General Motors Co.	1,282,613
7,220	Harley-Davidson, Inc.	436,810
629	Tesla Motors, Inc.*^	175,051
3,270	Thor Industries, Inc.	314,345
1,652	Winnebago Industries, Inc.^	48,321

		3,694,517

Banks (7.2%):
958	1st Constitution Bancorp	17,675
2,060	1st Source Corp.	96,717
691	Access National Corp.^	20,744
504	ACNB Corp.	14,540
661	American National Bankshares, Inc.	24,622
587	American River Bankshares	8,699
2,047	Ameris Bancorp	94,367
704	Ames National Corp.	21,542
880	Arrow Financial Corp.	29,832
7,268	Associated Banc-Corp.	177,339
2,876	Banc of California, Inc.	59,533
1,178	BancFirst Corp.^	105,902
2,831	Bancorp, Inc. (The)*	14,438
5,036	BancorpSouth, Inc.	152,339
165,737	Bank of America Corp.	3,909,735
899	Bank of Commerce Holdings	9,619
2,471	Bank of Hawaii Corp.^	203,512
451	Bank of Marin Bancorp	29,022
5,397	Bank of the Ozarks, Inc.	280,698
5,053	BankUnited, Inc.	188,527

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,941	Banner Corp.	$107,997
1,189	Bar Harbor Bankshares	39,332
13,169	BB&T Corp.	588,654
842	BCB Bancorp, Inc.	14,019
1,507	Berkshire Hills Bancorp, Inc.	54,327
1,112	Blue Hills BanCorp, Inc.^	19,849
2,765	BNC Bancorp	96,913
1,890	BOK Financial Corp.	147,930
7,445	Boston Private Financial Holdings, Inc.^	122,098
668	Bridge Bancorp, Inc.	23,380
5,707	Brookline Bancorp, Inc.	89,315
1,162	Bryn Mawr Bank Corp.	45,899
74	C&F Financial Corp.	3,426
753	California First National Bancorp	12,199
843	Camden National Corp.	37,126
2,415	Capital Bank Financial Corp., Class A	104,811
1,309	Capital City Bank Group, Inc.	28,000
1,814	Cardinal Financial Corp.	54,311
5,492	Cascade Bancorp*	42,343
3,204	Cathay General Bancorp	120,727
3,426	Centerstate Banks, Inc.	88,733
2,402	Central Pacific Financial Corp.	73,357
933	Central Valley Community Bancorp	19,127
273	Century Bancorp, Inc.	16,605
3,437	Chemical Financial Corp.	175,803
377	Chemung Financial Corp.	14,892
4,061	CIT Group, Inc.	174,339
46,994	Citigroup, Inc.	2,811,180
943	Citizens & Northern Corp.^	21,953
11,010	Citizens Financial Group, Inc.	380,396
552	Citizens Holding Co.	13,303
1,304	City Holding Co.	84,082
938	Civista Bancshares, Inc.	20,786
1,096	CNB Financial Corp.	26,183
3,178	CoBiz Financial, Inc.	53,390
75	Codorus Valley Bancorp, Inc.	1,943
56	Colony Bankcorp, Inc.	762
3,847	Columbia Banking System, Inc.	149,995
3,601	Comerica, Inc.	246,957
3,576	Commerce Bancshares, Inc.	200,828
2,720	Community Bank System, Inc.	149,546
2,277	Community Bankers Trust Corp.*	18,216
1,325	Community Trust Bancorp, Inc.	60,619
2,266	ConnectOne Bancorp, Inc.	54,951
1,273	CU Bancorp*	50,474
2,965	Cullen/Frost Bankers, Inc.	263,796
2,643	Customers Bancorp, Inc.*	83,334
6,990	CVB Financial Corp.^	154,409
408	DNB Financial Corp.	13,872
1,882	Eagle Bancorp, Inc.*	112,355
6,075	East West Bancorp, Inc.	313,531
1,692	Eastern Virginia Bankshares, Inc.	17,732
1,529	Enterprise Financial Services Corp.	64,830
312	Evans Bancorp, Inc.	11,981
14,492	F.N.B. Corp.	215,496
569	Farmers Capital Bank Corp.	22,988
1,329	Farmers National Banc Corp.	19,071
2,176	FCB Financial Holdings, Inc.*	107,821
1,636	Fidelity Southern Corp.	36,614
24,887	Fifth Third Bancorp	632,129
1,053	Financial Institutions, Inc.	34,696
1,497	First Bancorp	43,847
16,004	First Bancorp*	90,423
814	First Bancorp, Inc.	22,182

Shares		Fair Value
Common Stocks, continued
Banks, continued
611	First Bancshares, Inc. (The)^	$17,414
2,931	First Busey Corp.	86,171
664	First Business Financial Services, Inc.	17,237
592	First Citizens BancShares, Inc., Class A	198,539
4,012	First Commonwealth Financial Corp.	53,199
1,419	First Community Bankshares	35,432
1,217	First Connecticut Bancorp, Inc.	30,182
4,645	First Financial Bancorp	127,505
2,868	First Financial Bankshares, Inc.^	115,007
967	First Financial Corp.	45,933
1,138	First Financial Northwest, Inc.	20,108
996	First Foundation, Inc.*	15,448
12,823	First Horizon National Corp.^	237,226
1,650	First Interstate BancSystem, Class A	65,423
2,874	First Merchants Corp.	113,006
660	First Mid-Illinois Bancshares, Inc.	22,334
5,901	First Midwest Bancorp, Inc.	139,736
1,043	First NBC Bank Holding Co.*^	4,172
1,573	First of Long Island Corp. (The)	42,550
5,994	First Republic Bank	562,297
1,283	First South Bancorp	15,563
2,253	Flushing Financial Corp.	60,538
7,870	Fulton Financial Corp.	140,480
877	German American Bancorp, Inc.^	41,517
4,261	Glacier Bancorp, Inc.^	144,576
1,035	Great Southern Bancorp, Inc.	52,268
3,353	Great Western Bancorp, Inc.	142,201
1,044	Green BanCorp, Inc.*	18,583
1,174	Guaranty Bancorp	28,587
3,946	Hancock Holding Co.	179,740
2,408	Hanmi Financial Corp.	74,046
38	Hawthorn Bancshares, Inc.	787
1,375	Heartland Financial USA, Inc.	68,681
2,292	Heritage Financial Corp.	56,727
2,568	Heritage Oaks Bancorp	34,283
2,010	Hertiage Commerce Corp.	28,341
5,680	Hilltop Holdings, Inc.	156,030
8,728	Home Bancshares, Inc.	236,267
1,540	Hometrust Bancshares, Inc.*	36,190
7,103	Hope BanCorp, Inc.	136,165
1,408	Horizon Bancorp	36,918
46,099	Huntington Bancshares, Inc.	617,265
2,507	IBERIABANK Corp.	198,304
1,483	Independent Bank Corp.	96,395
855	Independent Bank Corp.	17,699
1,288	Independent Bank Group, Inc.	82,818
5,028	International Bancshares Corp.	177,991
11,818	Investors Bancorp, Inc.	169,943
69,004	JPMorgan Chase & Co.	6,061,310
24,377	KeyCorp	433,423
2,859	Lakeland Bancorp, Inc.	56,036
1,656	Lakeland Financial Corp.	71,407
435	Landmark Bancorp, Inc.	12,928
712	LCNB Corp.	16,981
2,565	LegacyTexas Financial Group, Inc.^	102,344
2,067	M&T Bank Corp.	319,827
2,571	Macatawa Bank Corp.	25,401
918	Mackinac Financial Corp.	12,522
1,644	Mainsource Financial Group, Inc.	54,137
3,721	MB Financial, Inc.	159,333
1,869	MBT Financial Corp.	21,213
1,293	Mercantile Bank Corp.	44,479
471	Merchants Bancshares, Inc.	22,938
555	Middleburg Financial Corp.	22,222

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
638	MidWestone Financial Group, Inc.	$21,877
570	MutualFirst Financial, Inc.	17,984
1,805	National Bank Holdings Corp.	58,663
514	National Bankshares, Inc.	19,301
3,330	NBT Bancorp, Inc.	123,443
373	Nicolet Bankshares, Inc.*	17,658
1,094	Northeast Bancorp	16,684
510	Northrim Bancorp, Inc.	15,326
341	Norwood Financial Corp.	14,022
3,309	OFG Bancorp	39,046
440	Ohio Valley Banc Corp.	12,320
819	Old Line Bancshares, Inc.	23,325
7,785	Old National Bancorp	135,070
676	Old Point Financial Corp.	20,381
2,225	Old Second Bancorp, Inc.	25,031
1,951	Opus Bank	39,313
638	Orrstown Financial Services, Inc.	14,259
1,339	Pacific Continental Corp.	32,806
1,205	Pacific Mercantile Bancorp*	9,098
1,234	Pacific Premier Bancorp, Inc.*	47,571
4,258	PacWest Bancorp	226,781
401	Park National Corp.^	42,185
3,377	Park Sterling Corp.	41,571
897	Parke Bancorp, Inc.	19,151
1,165	Peapack-Gladstone Financial Corp.	34,472
364	Penns Woods Bancorp, Inc.	15,816
553	Peoples Bancorp of NC	16,424
1,361	Peoples Bancorp, Inc.	43,089
11,745	People’s United Financial, Inc.	213,759
749	People’s Utah BanCorp	19,811
2,116	Pinnacle Financial Partners, Inc.	140,608
9,060	PNC Financial Services Group, Inc.	1,089,373
4,982	Popular, Inc.	202,917
878	Preferred Bank Los Angeles	47,113
757	Premier Financial Bancorp, Inc.	15,920
5,202	PrivateBancorp, Inc.	308,843
3,366	Prosperity Bancshares, Inc.^	234,644
606	QCR Holdings, Inc.	25,664
27,339	Regions Financial Corp.	397,236
2,391	Renasant Co.	94,899
1,417	Republic Bancorp, Inc., Class A	48,731
2,622	S & T Bancorp, Inc.	90,721
348	Salisbury Bancorp, Inc.	13,485
1,898	Sandy Spring Bancorp, Inc.	77,799
1,879	Seacoast Banking Corp.*	45,058
1,252	Select Bancorp, Inc.*	13,747
2,412	ServisFirst Bancshares, Inc.^	87,749
1,113	Shore Bancshares, Inc.	18,598
1,028	Sierra Bancorp	28,198
1,267	Signature Bank*	188,010
1,703	Simmons First National Corp., Class A^	93,920
1,569	South State Corp.	140,190
583	Southern First Bancshares, Inc.*	19,035
935	Southern National Bancorp	15,830
1,100	Southside Bancshares, Inc.	36,927
1,447	Southwest Bancorp	37,839
2,709	State Bank Financial Corp.	70,759
7,505	Sterling Bancorp	177,869
1,432	Stock Yards Bancorp, Inc.	58,211
689	Stonegate Bank	32,445
884	Suffolk Bancorp	35,722
557	Summit Financial Group, Inc.	11,998
1,426	Sun Bancorp, Inc.	34,794
8,578	SunTrust Banks, Inc.	474,363
1,991	SVB Financial Group*	370,505

Shares		Fair Value
Common Stocks, continued
Banks, continued
6,676	Synovus Financial Corp.	$273,850
13,618	TCF Financial Corp.	231,778
2,720	Texas Capital Bancshares, Inc.*	226,984
1,121	Tompkins Financial Corp.^	90,297
4,717	TowneBank^	152,831
1,726	TriCo Bancshares	61,325
2,154	Tristate Capital Holdings, Inc.*	50,296
4,028	Trustmark Corp.^	128,050
98	Two River Bancorp	1,732
28,392	U.S. Bancorp	1,462,187
2,255	UMB Financial Corp.	169,824
8,349	Umpqua Holdings Corp.	148,111
3,371	Union Bankshares Corp.	118,592
384	Union Bankshares, Inc.^	16,493
3,329	United Bankshares, Inc.	140,650
4,046	United Community Banks, Inc.	112,034
1,179	United Security Bancshares*^	8,607
42	Unity Bancorp, Inc.	712
1,914	Univest Corp.	49,573
11,676	Valley National Bancorp^	137,777
1,113	Washington Trust Bancorp	54,871
653	WashingtonFirst Bankshare, Inc.	18,284
5,044	Webster Financial Corp.^	252,402
87,127	Wells Fargo & Co.	4,849,488
3,257	WesBanco, Inc.	124,124
1,062	West Bancorp	24,373
1,687	Westamerica Bancorp^	94,185
5,581	Western Alliance Bancorp*	273,971
2,646	Wintrust Financial Corp.	182,892
83	Xenith Bankshares, Inc.*	2,106
5,005	Zions Bancorp^	210,210

		42,640,474

Beverages (1.7%):
466	Boston Beer Co., Inc. (The), Class A*^	67,407
1,935	Brown-Forman Corp., Class A	91,080
5,468	Brown-Forman Corp., Class B^	252,512
545	Coca-Cola Bottling Co. Consolidated	112,281
91,177	Coca-Cola Co. (The)	3,869,552
2,550	Constellation Brands, Inc., Class C	413,279
787	Craft Brewers Alliance, Inc.*	10,506
5,609	Dr Pepper Snapple Group, Inc.	549,233
1,327	MGP Ingredients, Inc.^	71,963
2,011	Molson Coors Brewing Co., Class B	192,473
5,703	Monster Beverage Corp.*	263,308
1,532	National Beverage Corp.^	129,500
36,165	PepsiCo, Inc.	4,045,417
876	Primo Water Corp.*	11,896

		10,080,407

Biotechnology (2.3%):
42,387	AbbVie, Inc.	2,761,936
1,142	Acadia Pharmaceuticals, Inc.*^	39,262
1,001	Acorda Therapeutics, Inc.*^	21,021
1,278	Alexion Pharmaceuticals, Inc.*	154,945
1,012	Alkermes plc*	59,202
838	Alnylam Pharmaceuticals, Inc.*^	42,948
13,648	Amgen, Inc.	2,239,227
1,084	Aptevo Therapeutics, Inc.*	2,233
4,135	Biogen Idec, Inc.*	1,130,592
1,408	BioMarin Pharmaceutical, Inc.*	123,594
579	Biospecifics Technologies Corp.*	31,729
2,623	Bioverativ, Inc.*	142,849
813	Bluebird Bio, Inc.*^	73,902
14,276	Celgene Corp.*	1,776,363
2,168	Emergent Biosolutions, Inc.*^	62,959
1,701	Enanta Pharmaceuticals, Inc.*	52,391

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
9,806	Exelixis, Inc.*	$212,496
2,061	Five Prime Therapeutics, Inc.*	74,505
35,438	Gilead Sciences, Inc.	2,406,949
4,193	Incyte Corp.*	560,478
83	Insys Therapeutics, Inc.*^	872
945	Ionis Pharmaceuticals, Inc.*^	37,989
1,605	Karyopharm Therapeutics, Inc.*	20,608
526	Ligand Pharmaceuticals, Inc., Class B*^	55,672
2,391	Mimedx Group, Inc.*^	22,786
2,033	Myriad Genetics, Inc.*	39,034
1,067	Neurocrine Biosciences, Inc.*^	46,201
10,235	OPKO Health, Inc.*^	81,880
1,317	Otonomy, Inc.*	16,133
9,565	PDL BioPharma, Inc.^	21,713
1,298	Regeneron Pharmaceuticals, Inc.*	502,988
585	Retrophin, Inc.*	10,799
400	Sarepta Therapeutics, Inc.*	11,840
1,210	Seattle Genetics, Inc.*^	76,061
600	Tesaro, Inc.*^	92,322
2,797	United Therapeutics Corp.*	378,658
1,115	Vertex Pharmaceuticals, Inc.*	121,925
1,496	Xencor, Inc.*	35,784

		13,542,846

Building Products (0.7%):
4,158	A.O. Smith Corp.	212,723
3,058	AAON, Inc.	108,100
2,557	Advanced Drainage Systems, Inc.	55,998
2,889	Allegion plc	218,697
1,273	American Woodmark Corp.*	116,861
1,604	Apogee Enterprises, Inc.^	95,614
1,778	Armstrong Flooring, Inc.*	32,751
2,857	Armstrong World Industries, Inc.*^	131,565
5,631	Builders FirstSource, Inc.*	83,902
2,571	Continental Building Products, Inc.*	62,990
889	Csw Industrials, Inc.*	32,626
4,434	Fortune Brands Home & Security, Inc.	269,809
1,576	Gibraltar Industries, Inc.*	64,931
1,209	Insteel Industries, Inc.^	43,693
16,079	Johnson Controls International plc	677,248
1,318	Lennox International, Inc.	220,501
8,975	Masco Corp.	305,060
237	Masonite International Corp.*	18,782
3,362	NCI Building Systems, Inc.*^	57,658
7,118	Owens Corning, Inc.	436,833
922	Patrick Industries, Inc.*	65,370
3,615	PGT, Inc.*	38,861
3,674	Ply Gem Holdings, Inc.*	72,378
1,925	Quanex Building Products Corp.	38,981
2,822	Simpson Manufacturing Co., Inc.	121,600
1,844	Trex Co., Inc.*	127,955
1,133	Universal Forest Products, Inc.	111,646
8,391	USG Corp.*^	266,834

		4,089,967

Capital Markets (2.6%):
1,453	Affiliated Managers Group, Inc.	238,205
4,874	Ameriprise Financial, Inc.	632,060
2,502	Artisan Partners Asset Management, Inc., Class A	69,055
18,489	Bank of New York Mellon Corp. (The)	873,235
18,671	BGC Partners, Inc., Class A	212,103
1,844	BlackRock, Inc., Class A	707,192
3,218	CBOE Holdings, Inc.	260,883
13,850	Charles Schwab Corp. (The)	565,219

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
3,017	CME Group, Inc.	$358,420
2,934	Cohen & Steers, Inc.^	117,272
190	Diamond Hill Investment Group	36,965
1,417	Donnelley Financial Solutions, Inc.*	27,334
5,873	E*TRADE Financial Corp.*	204,909
8,521	Eaton Vance Corp.^	383,104
1,660	FactSet Research Systems, Inc.^	273,751
6,954	Federated Investors, Inc., Class B^	183,168
2,662	Financial Engines, Inc.^	115,930
6,244	Franklin Resources, Inc.	263,122
3,237	Gain Capital Holdings, Inc.^	26,964
388	GAMCO Investors, Inc., Class A	11,481
5,901	Goldman Sachs Group, Inc. (The)	1,355,579
1,743	Greenhill & Co., Inc.^	51,070
211	Hennessy Advisors, Inc.	3,547
5,199	Interactive Brokers Group, Inc., Class A	180,509
8,955	Intercontinental Exchange, Inc.	536,136
1,643	INTL FCStone, Inc.*	62,368
13,284	Invesco, Ltd.	406,889
2,572	Investment Technology Group, Inc.	52,083
8,761	Janus Capital Group, Inc.	115,645
5,888	KCG Holdings, Inc.*	104,983
10,552	Ladenburg Thalmann Financial Services, Inc.*	26,169
3,668	Legg Mason, Inc.^	132,451
7,804	LPL Financial Holdings, Inc.	310,833
1,511	MarketAxess Holdings, Inc.	283,297
1,429	Moelis & Co., Class A	55,017
3,411	Moody’s Corp.	382,168
23,189	Morgan Stanley	993,418
2,689	Morningstar, Inc.	211,355
2,951	MSCI, Inc., Class A	286,808
5,365	NASDAQ OMX Group, Inc. (The)	372,599
3,791	Northern Trust Corp.	328,225
3,965	Om Asset Management plc	59,951
1,024	Oppenheimer Holdings, Class A	17,510
1,113	Pzena Investment Management, Inc.	10,952
6,074	Raymond James Financial, Inc.	463,203
6,983	S&P Global, Inc.	912,957
1,544	Safeguard Scientifics, Inc.*	19,609
4,367	SEI Investments Co.	220,271
660	Silvercrest Asset Management Group, Inc., Class A	8,778
5,268	State Street Corp.	419,385
3,314	Stifel Financial Corp.*^	166,330
6,118	T. Rowe Price Group, Inc.	416,942
6,049	TD Ameritrade Holding Corp.	235,064
438	Virtus Investment Partners, Inc.	46,384
7,585	Waddell & Reed Financial, Inc., Class A^	128,945
631	Westwood Holdings, Inc.	33,702
7,874	WisdomTree Investments, Inc.^	71,496

		15,043,000

Chemicals (2.9%):
2,215	A. Schulman, Inc.	69,662
661	Advansix, Inc.*	18,059
3,779	Air Products & Chemicals, Inc.	511,261
4,230	Albemarle Corp.	446,857
2,318	American Vanguard Corp.	38,479
2,194	Ashland Global Holdings, Inc.	271,639
1,638	Balchem Corp.	135,004
3,293	Cabot Corp.	197,284
4,019	Calgon Carbon Corp.	58,677
3,943	Celanese Corp., Series A	354,279
8,811	CF Industries Holdings, Inc.^	258,603

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
691	Chase Corp.	$65,921
4,033	Chemours Co. (The)	155,271
3,228	Chemtura Corp.*	107,815
578	Core Molding Technologies, Inc.*	10,306
23,516	Dow Chemical Co. (The)	1,494,206
17,167	E.I. du Pont de Nemours & Co.	1,379,024
8,309	Eastman Chemical Co.	671,366
4,958	Ecolab, Inc.	621,436
4,757	Ferro Corp.*	72,259
3,093	FMC Corp.	215,242
3,222	Futurefuel Corp.	45,688
3,316	GCP Applied Technologies, Inc.*	108,267
2,893	H.B. Fuller Co.^	149,163
702	Hawkins, Inc.	34,398
20,298	Huntsman Corp.	498,113
1,816	Ingevity Corp.*	110,504
1,620	Innophos Holdings, Inc.	87,431
1,633	Innospec, Inc.	105,737
2,701	International Flavor & Fragrances, Inc.	357,964
743	KMG Chemicals, Inc.	34,230
783	Koppers Holdings, Inc.*	33,160
2,348	Kraton Performance Polymers, Inc.*	72,600
4,741	Kronos Worldwide, Inc.^	77,895
1,233	LSB Industries, Inc.*^	11,566
9,203	Lyondellbasell Industries NV	839,222
2,216	Minerals Technologies, Inc.	169,746
10,517	Monsanto Co.	1,190,523
5,492	Mosaic Co. (The)	160,257
703	NewMarket Corp.	318,621
8,796	Olin Corp.^	289,125
3,546	Omnova Solutions, Inc.*	35,105
10,325	Platform Speciality Products Corp.*	134,432
6,775	PolyOne Corp.	230,960
5,975	PPG Industries, Inc.	627,853
7,814	Praxair, Inc.	926,739
906	Quaker Chemical Corp.	119,284
1,835	Rayonier Advanced Materials, Inc.	24,681
3,781	RPM International, Inc.	208,068
3,059	Scotts Miracle-Gro Co. (The)	285,680
1,862	Sensient Technologies Corp.	147,582
2,107	Sherwin Williams Co.	653,570
1,689	Stepan Co.	133,110
1,627	Trecora Resources*	18,060
1,070	Tredegar Corp.	18,779
3,102	Trinseo SA	208,144
4,906	Tronox, Ltd., Class A	90,516
3,240	Valspar Corp. (The)	359,446
3,026	W.R. Grace & Co.	210,942
1,636	Westlake Chemical Corp.	108,058

		16,387,869

Commercial Services & Supplies (1.1%):
2,626	ABM Industries, Inc.	114,494
10,293	ACCO Brands Corp.*	135,353
4,271	ARC Document Solutions, Inc.*	14,735
2,227	Brady Corp., Class A	86,074
3,409	Brink’s Co. (The)	182,211
1,886	Casella Waste Systems, Inc.*	26,611
2,003	CECO Environmental Corp.	21,052
3,596	Cintas Corp.	455,037
4,474	Clean Harbors, Inc.*	248,844
4,776	Copart, Inc.*	295,778
7,746	Covanta Holding Corp.^	121,612
4,117	Deluxe Corp.	297,124
1,613	Ennis, Inc.	27,421
2,517	Essendant, Inc.	38,133

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,148	Healthcare Services Group, Inc.^	$92,557
1,042	Heritage-Crystal Clean, Inc.*	14,275
4,520	Herman Miller, Inc.	142,606
2,671	HNI Corp.	123,106
3,095	InnerWorkings, Inc.*^	30,826
4,002	Interface, Inc.	76,238
6,809	KAR Auction Services, Inc.	297,348
2,829	Kimball International, Inc., Class B	46,679
3,654	Knoll, Inc.	87,002
1,417	LSC Communications, Inc.	35,652
1,875	Matthews International Corp., Class A	126,844
2,011	McGrath Rentcorp	67,509
2,641	Mobile Mini, Inc.	80,551
2,304	MSA Safety, Inc.	162,870
1,003	Multi-Color Corp.	71,213
1,552	NL Industries, Inc.*	10,010
11,428	Pitney Bowes, Inc.	149,821
2,606	Quad Graphics, Inc.	65,775
6,455	Republic Services, Inc., Class A	405,438
5,347	Rollins, Inc.^	198,534
3,778	RR Donnelley & Sons Co.^	45,752
1,467	SP Plus Corp.*	49,511
5,403	Steelcase, Inc., Class A	90,500
2,598	Stericycle, Inc.*	215,348
1,534	Team, Inc.*^	41,495
2,583	Tetra Tech, Inc.	105,516
2,299	Trc Companies, Inc.*	40,118
1,022	UniFirst Corp.	144,562
1,309	US Ecology, Inc.^	61,327
1,003	Viad Corp.	45,336
824	Vse Corp.	33,619
11,930	Waste Management, Inc.	869,935
5,156	West Corp.	125,910

		6,218,262

Communications Equipment (1.2%):
1,670	ADTRAN, Inc.	34,653
752	Applied Optoelectronics, Inc.*^	42,225
976	Arista Networks, Inc.*^	129,096
6,736	ARRIS International plc*	178,167
550	Bel Fuse, Inc., Class B	14,053
1,000	Black Box Corp.	8,950
27,161	Brocade Communications Systems, Inc.	338,969
1,318	CalAmp Corp.*^	22,129
3,965	Calix, Inc.*	28,746
7,195	Ciena Corp.*^	169,874
81,337	Cisco Systems, Inc.	2,749,190
4,597	CommScope Holding Co., Inc.*	191,741
316	Communications Systems, Inc.	1,390
1,262	Digi International, Inc.*	15,018
2,952	EchoStar Corp., Class A*	168,116
2,442	EMCORE Corp.	21,978
2,598	Extreme Networks, Inc.*	19,511
2,155	F5 Networks, Inc.*	307,238
5,961	Finisar Corp.*	162,974
7,060	Harmonic, Inc.*^	42,007
3,291	Harris Corp.	366,190
2,412	Infinera Corp.*^	24,675
2,791	InterDigital, Inc.	240,863
4,483	Ixia*	88,091
12,452	Juniper Networks, Inc.	346,539
909	KVH Industries, Inc.*	7,636
1,554	Lumentum Holdings, Inc.*	82,906
3,350	Motorola Solutions, Inc.	288,837
2,290	NETGEAR, Inc.*	113,470

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
3,943	NetScout Systems, Inc.*	$149,637
3,507	Oclaro, Inc.*^	34,439
686	Palo Alto Networks, Inc.*	77,298
1,949	Plantronics, Inc.	105,460
2,869	ShoreTel, Inc.*	17,644
1,714	Sonus Networks, Inc.*	11,295
2,348	Ubiquiti Networks, Inc.*^	118,010
2,845	ViaSat, Inc.*^	181,568
5,226	Viavi Solutions, Inc.*	56,023

		6,956,606

Construction & Engineering (0.4%):
6,684	Aecom Technology Corp.*	237,884
800	Aegion Corp.*	18,328
2,172	Ameresco, Inc., Class A*	14,227
1,245	Argan, Inc.^	82,357
4,618	Chicago Bridge & Iron Co. NV	142,004
2,767	Comfort Systems USA, Inc.	101,411
2,560	Dycom Industries, Inc.*^	237,952
4,493	Emcor Group, Inc.	282,833
5,809	Fluor Corp.	305,669
2,241	Granite Construction, Inc.	112,476
1,221	IES Holdings, Inc.*	22,100
2,138	Jacobs Engineering Group, Inc.	118,189
8,225	KBR, Inc.	123,622
3,504	MasTec, Inc.*	140,335
1,578	MYR Group, Inc.*	64,698
574	NV5 Holdings, Inc.*^	21,582
2,101	Orion Marine Group, Inc.*	15,694
6,487	Quanta Services, Inc.*	240,733
2,791	Tutor Perini Corp.*^	88,754
928	Valmont Industries, Inc.	144,304

		2,515,152

Construction Materials (0.2%):
3,233	Eagle Materials, Inc., Class A^	314,054
4,198	Headwaters, Inc.*	98,569
1,513	Martin Marietta Materials, Inc.	330,212
353	U.S. Lime & Minerals, Inc.	27,880
1,308	US Concrete, Inc.*^	84,431
2,871	Vulcan Materials Co.	345,898

		1,201,044

Consumer Finance (1.1%):
20,883	Ally Financial, Inc.	424,551
18,215	American Express Co.	1,440,989
144	Asta Funding, Inc.*	1,181
10,887	Capital One Financial Corp.	943,467
1,912	Consumer Portfolio Services, Inc.*	9,006
1,240	Credit Acceptance Corp.*^	247,268
10,770	Discover Financial Services	736,560
1,968	Encore Capital Group, Inc.*^	60,614
1,910	Enova International, Inc.*	28,364
3,948	EZCORP, Inc., Class A*	32,176
3,076	Firstcash, Inc.	151,185
2,785	Green Dot Corp., Class A*	92,908
24,930	Navient Corp.	367,967
2,628	Nelnet, Inc., Class A	115,264
750	Nicholas Financial, Inc.*	7,973
5,999	Onemain Holdings, Inc.*	149,075
3,076	PRA Group, Inc.*^	101,969
960	Regional Mgmt Corp.*	18,653
19,000	Santander Consumer USA Holdings, Inc.*	253,080
26,909	SLM Corp.*	325,599
24,910	Synchrony Financial	854,413
505	World Acceptance Corp.*	26,149

		6,388,411

Shares		Fair Value
Common Stocks, continued
Containers & Packaging (0.8%):
2,903	AptarGroup, Inc.	$223,502
3,708	Avery Dennison Corp.	298,865
4,187	Ball Corp.	310,927
7,485	Bemis Co., Inc.^	365,717
4,966	Berry Plastics Group, Inc.*	241,199
4,226	Crown Holdings, Inc.*	223,767
31,666	Graphic Packaging Holding Co.	407,540
1,930	Greif, Inc., Class A	106,324
1,310	Greif, Inc., Class B	85,543
9,526	International Paper Co.	483,729
2,608	Myers Industries, Inc.	41,337
9,463	Owens-Illinois, Inc.*	192,856
3,877	Packaging Corp. of America	355,211
7,676	Sealed Air Corp.	334,520
4,574	Silgan Holdings, Inc.	271,513
5,379	Sonoco Products Co.	284,657
538	UFP Technologies, Inc.*	13,934
4,868	WestRock Co.	253,282

		4,494,423

Distributors (0.2%):
3,074	Core Markt Holdngs Co., Inc.^	95,878
5,041	Genuine Parts Co.	465,838
13,291	LKQ Corp.*	389,028
2,491	Pool Corp.	297,251
811	Weyco Group, Inc.	22,773

		1,270,768

Diversified Consumer Services (0.3%):
1,304	American Public Education, Inc.*	29,862
273	Ascent Capital Group, Inc.*	3,857
3,117	Bright Horizons Family Solutions, Inc.*	225,951
3,401	Cambium Learning Group, Inc.*	16,665
918	Capella Education Co.	78,053
5,222	Career Education Corp.*	45,431
1,464	Carriage Services, Inc.^	39,704
506	Collectors Universe, Inc.	13,207
4,045	DeVry Education Group, Inc.^	143,395
270	Graham Holdings Co., Class B	161,879
3,582	Grand Canyon Education, Inc.*	256,506
10,527	H&R Block, Inc.^	244,753
5,384	Houghton Mifflin Harcourt Co.*	54,648
2,988	K12, Inc.*	57,220
482	Liberty Tax, Inc.	6,869
2,211	National American University Holdings, Inc.	5,417
8,845	Service Corp. International	273,133
3,836	ServiceMaster Global Holdings, Inc.*	160,153
2,193	Sotheby’s*	99,738
622	Strayer Education, Inc.^	50,065
1,696	Universal Technical Institute, Inc.*	5,851

		1,972,357

Diversified Financial Services (0.9%):
27,344	Berkshire Hathaway, Inc., Class B*	4,557,698
3,604	FNFV Group*	47,753
7,746	Leucadia National Corp.	201,396
974	Marlin Business Services, Inc.	25,081
2,411	Newstar Financial, Inc.	25,508
1,763	PICO Holdings, Inc.*	24,682
1,767	Tiptree Financial, Inc., Class A	12,899
3,998	Voya Financial, Inc.	151,764

		5,046,781

Diversified Telecommunication Services (2.4%):
168,517	AT&T, Inc.	7,001,880
1,019	ATN International, Inc.	71,758
26,922	CenturyLink, Inc.^	634,552

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
2,524	Cincinnati Bell, Inc.*	$44,675
3,023	Cogent Communications Group, Inc.^	130,140
3,520	Consolidated Communications Holdings, Inc.^	82,438
1,423	FairPoint Communications, Inc.*	23,622
23,600	Frontier Communications Corp.^	50,504
3,714	General Communication, Inc., Class A*	77,251
815	Hawaiian Telcom Holdco, Inc.*	18,672
1,994	IDT Corp.	25,364
5,557	Iridium Communications, Inc.*^	53,625
5,373	Level 3 Communications, Inc.*	307,443
1,975	Lumos Networks Corp.*	34,958
4,045	Orbcomm, Inc.*	38,630
107,305	Verizon Communications, Inc.	5,231,118
9,821	Vonage Holdings Corp.*	62,069
13,718	Windstream Holdings, Inc.^	74,763
4,273	Zayo Group Holdings, Inc.*	140,582

		14,104,044

Electric Utilities (1.5%):
2,450	ALLETE, Inc.	165,890
4,890	Alliant Energy Corp.	193,693
7,641	American Electric Power Co., Inc.	512,940
1,163	Avangrid, Inc.^	49,707
9,835	Duke Energy Corp.	806,568
6,122	Edison International	487,372
2,442	El Paso Electric Co.	123,321
2,801	Entergy Corp.	212,764
4,980	Eversource Energy	292,724
16,319	Exelon Corp.	587,158
9,633	FirstEnergy Corp.	306,522
1,272	Genie Energy, Ltd., Class B	9,209
4,971	Great Plains Energy, Inc.	145,253
3,194	Hawaiian Electric Industries, Inc.	106,392
2,555	IDACORP, Inc.	211,963
1,626	MGE Energy, Inc.	105,690
8,138	NextEra Energy, Inc.	1,044,674
4,016	OGE Energy Corp.	140,480
2,284	Otter Tail Power Co.	86,564
7,605	PG&E Corp.	504,668
2,939	Pinnacle West Capital Corp.	245,054
3,355	PNM Resources, Inc.	124,135
4,369	Portland General Electric Co.	194,071
13,030	PPL Corp.	487,192
14,349	Southern Co. (The)	714,293
5,818	Westar Energy, Inc.	315,743
9,733	Xcel Energy, Inc.	432,632

		8,606,672

Electrical Equipment (0.7%):
1,157	Acuity Brands, Inc.^	236,028
926	Allied Motion Technologies, Inc.	18,613
8,962	AMETEK, Inc.	484,665
1,953	AZZ, Inc.^	116,204
1,657	Babcock & Wilcox Enterprises, Inc.*	15,476
7,414	Eaton Corp. plc	549,748
14,848	Emerson Electric Co.	888,801
1,159	Encore Wire Corp.	53,314
2,195	EnerSys	173,273
4,065	Generac Holdings, Inc.*	151,543
3,673	General Cable Corp.	65,930
1,311	Global Power Equipment Group, Inc.*	5,834
2,775	Hubbell, Inc.	333,139
1,831	LSI Industries, Inc.	18,475

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
606	Powell Industries, Inc.	$20,871
415	Power Solutions International, Inc.*^	4,187
400	Preformed Line Products Co.	20,860
2,269	Regal-Beloit Corp.	171,650
4,484	Rockwell Automation, Inc.	698,204
6,152	Sensata Technologies Holding NV*	268,658
1,298	Thermon Group Holdings, Inc.*^	27,050

		4,322,523

Electronic Equipment, Instruments & Components (1.5%):
7,309	Amphenol Corp., Class A	520,181
2,510	Anixter International, Inc.*	199,043
3,477	Arrow Electronics, Inc.*	255,247
3,301	Avnet, Inc.	151,054
4,886	AVX Corp.	80,033
1,734	Badger Meter, Inc.	63,725
2,425	Belden, Inc.	167,786
6,500	CDW Corp.	375,114
3,912	Cognex Corp.	328,412
1,412	Coherent, Inc.*	290,364
1,010	Control4 Corp.*	15,948
13,159	Corning, Inc.	355,292
376	CTS Corp.	8,009
1,747	CUI Global, Inc.*	8,281
2,838	Daktronics, Inc.^	26,819
2,277	Dolby Laboratories, Inc., Class A	119,338
2,339	Electro Scientific Industries, Inc.*	16,303
2,177	Fabrinet*	91,499
1,007	FARO Technologies, Inc.*	36,000
28,870	Flextronics International, Ltd.*	485,016
7,918	FLIR Systems, Inc.	287,265
640	Frequency Electronics, Inc.*	7,040
1,004	Identiv, Inc.*	7,088
4,641	II-VI, Inc.*	167,308
2,640	IPG Photonics Corp.*^	318,648
1,595	Itron, Inc.*	96,817
14,490	Jabil Circuit, Inc.^	419,050
3,410	KEMET Corp.*	40,920
6,969	Keysight Technologies, Inc.*	251,860
1,603	Kimball Electronics, Inc.*	27,171
5,037	Knowles Corp.*^	95,451
736	Littlelfuse, Inc.	117,694
214	Mesa Labs, Inc.	26,258
2,290	Methode Electronics, Inc., Class A	104,424
567	MOCON, Inc.	12,332
915	MTS Systems Corp.	50,371
1,799	Napco Security Technologies, Inc.*	18,350
4,833	National Instruments Corp.	157,362
1,955	Novanta, Inc.*	51,905
1,348	OSI Systems, Inc.*	98,391
1,553	Park Electrochemical Corp.	27,737
1,445	PC Connection, Inc.	43,047
1,087	PCM, Inc.*	30,490
772	Perceptron, Inc.*	6,438
1,185	Plexus Corp.*	68,493
4,858	RadiSys Corp.*	19,432
1,193	Rogers Corp.*	102,443
6,195	Sanmina Corp.*	251,517
1,757	ScanSource, Inc.*	68,962
2,996	SYNNEX Corp.	335,371
7,195	TE Connectivity, Ltd.	536,387
1,933	Tech Data Corp.*	181,509
6,080	Trimble Navigation, Ltd.*	194,621
6,321	TTM Technologies, Inc.*^	101,958
782	Universal Display Corp.	67,330
5,690	VeriFone Systems, Inc.*^	106,574

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
7,620	Vishay Intertechnology, Inc.^	$125,349
3,268	Zebra Technologies Corp., Class A*^	298,205

		8,515,032

Energy Equipment & Services (0.9%):
3,729	Atwood Oceanics, Inc.*	35,537
6,549	Baker Hughes, Inc.	391,761
1,913	Core Laboratories NV	220,990
5,986	Diamond Offshore Drilling, Inc.*^	100,026
2,169	Dril-Quip, Inc.*^	118,319
3,434	Ensco plc, Class A, ADR^	30,734
1,558	Era Group, Inc.*	20,659
2,010	Exterran Corp.*	63,215
6,125	Forum Energy Technologies, Inc.*^	126,788
4,200	Frank’s International NV	44,394
760	Geospace Technologies Corp.*	12,335
1,086	Gulf Island Fabrication, Inc.	12,543
5,084	Halliburton Co.	250,184
7,826	Helix Energy Solutions Group, Inc.*	60,808
1,803	Helmerich & Payne, Inc.^	120,026
1,750	Matrix Service Co.*	28,875
13,741	McDermott International, Inc.*	92,752
15,446	Nabors Industries, Ltd.	201,879
6,792	National-Oilwell Varco, Inc.^	272,291
935	Natural Gas Services Group*	24,357
4,799	Newpark Resources, Inc.*^	38,872
12,057	Noble Corp. plc^	74,633
6,352	Oceaneering International, Inc.	172,012
3,066	Oil States International, Inc.*^	101,638
9,357	Parker Drilling Co.*	16,375
6,531	Patterson-UTI Energy, Inc.^	158,507
974	PHI, Inc.*	11,669
3,744	Pioneer Energy Services Corp.*	14,976
5,837	Rowan Cos. plc, Class A*^	90,940
4,475	RPC, Inc.^	81,937
12,331	Schlumberger, Ltd.	963,050
491	SEACOR Holdings, Inc.*^	33,972
6,258	Superior Energy Services, Inc.*^	89,239
6,132	TechnipFMC plc*	199,290
2,650	Tesco Corp.*	21,333
4,086	TETRA Technologies, Inc.*	16,630
14,584	Transocean, Ltd.*	181,571
2,853	U.S. Silica Holdings, Inc.	136,915
2,800	Unit Corp.*^	67,648
7,599	Weatherford International plc*^	50,533

		4,750,213

Equity Real Estate Investment Trusts (0.1%):
3,336	SBA Communications Corp.*	401,554

Food & Staples Retailing (1.8%):
2,460	Casey’s General Stores, Inc.^	276,135
1,143	Chefs’ Warehouse, Inc.*^	15,888
9,811	Costco Wholesale Corp.	1,645,207
22,272	CVS Health Corp.	1,748,352
1,267	Ingles Markets, Inc., Class A	54,671
25,720	Kroger Co. (The)	758,483
1,720	Natural Grocers by Vitamin Cottage, Inc.*	17,871
1,852	PriceSmart, Inc.^	170,754
27,665	Rite Aid Corp.*	117,576
71	Smart & Final Stores, Inc.*	859
1,100	SpartanNash Co.	38,489
5,794	Sprouts Farmers Market, Inc.*^	133,957
16,013	Supervalu, Inc.*	61,810
12,641	Sysco Corp.	656,321
1,610	The Andersons, Inc.	61,019

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
3,347	United Natural Foods, Inc.*^	$144,691
738	Village Super Market, Inc., Class A	19,557
13,906	Walgreens Boots Alliance, Inc.	1,154,893
41,899	Wal-Mart Stores, Inc.	3,020,079
2,107	Weis Markets, Inc.	125,683
17,058	Whole Foods Market, Inc.^	506,964

		10,729,259

Food Products (1.9%):
7,587	Archer-Daniels-Midland Co.	349,305
3,898	B&G Foods, Inc.^	156,895
10,796	Blue Buffalo Pet Products, Inc.*^	248,308
5,171	Bunge, Ltd.	409,854
808	Calavo Growers, Inc.^	48,965
1,799	Cal-Maine Foods, Inc.^	66,203
5,711	Campbell Soup Co.	326,898
5,964	ConAgra Foods, Inc.	240,588
9,405	Darling International, Inc.*	136,561
5,447	Dean Foods Co.^	107,088
1,004	Farmer Brothers Co.*	35,491
13,535	Flowers Foods, Inc.^	262,714
2,396	Fresh Del Monte Produce, Inc.	141,915
13,416	General Mills, Inc.	791,677
3,802	Hain Celestial Group, Inc.*	141,434
3,976	Hershey Co. (The)	434,378
5,718	Hormel Foods Corp.^	198,014
3,607	Ingredion, Inc.	434,391
1,198	Inventure Foods, Inc.*^	5,295
1,150	J & J Snack Foods Corp.	155,894
4,229	JM Smucker Co. (The)	554,337
300	John B Sanfilippo And Son, Inc.^	21,957
6,185	Kellogg Co.	449,093
5,414	Kraft Heinz Co. (The)	491,645
2,788	Lamb Weston Holding, Inc.	117,263
1,462	Lancaster Colony Corp.	188,364
1,028	Landec Corp.*	12,336
3,829	McCormick & Co.^	373,519
389	McCormick & Co., Inc.	37,881
5,324	Mead Johnson Nutrition Co.	474,262
17,047	Mondelez International, Inc., Class A	734,385
1,260	Omega Protein Corp.	25,263
4,222	Pilgrim’s Pride Corp.	95,016
3,563	Pinnacle Foods, Inc.	206,191
3,084	Post Holdings, Inc.*^	269,912
1,270	Sanderson Farms, Inc.	131,877
43	Seaboard Corp.	179,287
677	Seneca Foods Corp., Class A*	24,440
4,115	Snyders-Lance, Inc.	165,876
1,738	Tootsie Roll Industries, Inc.	64,900
2,148	TreeHouse Foods, Inc.*^	181,850
7,886	Tyson Foods, Inc., Class A	486,645
4,692	WhiteWave Foods Co., Class A*	263,456

		10,241,623

Gas Utilities (0.3%):
2,729	Atmos Energy Corp.	215,564
900	Chesapeake Utilities Corp.	62,280
519	Delta Natural Gas Co., Inc.	15,752
1,024	Gas Natural, Inc.	13,005
3,236	National Fuel Gas Co.^	192,930
4,213	New Jersey Resources Corp.^	166,835
1,671	Northwest Natural Gas Co.^	98,756
2,727	ONE Gas, Inc.	184,345
232	RGC Resources, Inc.	5,104
4,168	South Jersey Industries, Inc.	148,589
2,850	Southwest Gas Corp.	236,293
2,233	Spire, Inc.	150,728
4,738	UGI Corp.	234,057

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
2,516	WGL Holdings, Inc.	$207,645

		1,931,883

Health Care Equipment & Supplies (1.9%):
1,143	Abaxis, Inc.^	55,436
18,825	Abbott Laboratories	836,019
886	ABIOMED, Inc.*	110,927
2,269	Accuray, Inc.*^	10,778
5,108	Alere, Inc.*	202,941
2,170	Align Technology, Inc.*	248,921
703	Analogic Corp.	53,358
2,726	AngioDynamics, Inc.*	47,296
1,103	Anika Therapeutics, Inc.*^	47,914
115	Atrion Corp.	53,843
4,834	Baxter International, Inc.	250,691
3,074	Becton, Dickinson & Co.	563,895
7,099	Boston Scientific Corp.*	176,552
2,558	C.R. Bard, Inc.	635,765
2,008	Cantel Medical Corp.	160,841
1,289	CONMED Corp.	57,244
1,052	Cooper Cos., Inc. (The)	210,284
1,619	CryoLife, Inc.*	26,956
7,164	Danaher Corp.	612,737
4,534	DENTSPLY SIRONA, Inc.	283,103
693	Dexcom, Inc.*	58,718
3,806	Edwards Lifesciences Corp.*	358,030
1,052	Exactech, Inc.*	26,510
4,329	Globus Medical, Inc., Class A*^	128,225
2,246	Haemonetics Corp.*	91,120
2,733	Halyard Health, Inc.*	104,100
2,939	Hill-Rom Holdings, Inc.	207,493
9,284	Hologic, Inc.*	395,034
698	ICU Medical, Inc.*	106,585
2,916	IDEXX Laboratories, Inc.*	450,843
433	Inogen, Inc.*	33,583
1,444	Integer Holdings Corp.*	58,049
2,832	Integra LifeSciences Holdings Corp.*	119,312
416	Intuitive Surgical, Inc.*	318,852
2,327	Invacare Corp.	27,691
1,209	LeMaitre Vascular, Inc.	29,778
1,168	LivaNova plc*	57,244
2,823	Masimo Corp.*	263,273
12,497	Medtronic plc	1,006,759
3,164	Meridian Bioscience, Inc.	43,663
2,425	Merit Medical Systems, Inc.*	70,083
952	Natus Medical, Inc.*	37,366
1,702	Neogen Corp.*	111,566
2,499	NuVasive, Inc.*	186,625
481	Nuvectra Corp.*	3,285
2,383	OraSure Technologies, Inc.*	30,812
1,074	Orthofix International NV*	40,973
700	Quidel Corp.*	15,848
3,726	ResMed, Inc.^	268,160
3,310	RTI Surgical, Inc.*	13,240
624	SeaSpine Holdings Corp.*	4,898
2,045	STERIS plc	142,045
4,858	Stryker Corp.	639,556
785	Surmodics, Inc.*	18,879
950	Teleflex, Inc.	184,044
227	Utah Medical Products, Inc.	14,142
1,038	Varex Imaging Corp.*	34,877
2,597	Varian Medical Systems, Inc.*^	236,665
1,615	West Pharmaceutical Services, Inc.	131,800
3,020	Zimmer Holdings, Inc.	368,772

		11,083,999

Health Care Providers & Services (3.0%):
2,137	Acadia Healthcare Co., Inc.*^	93,173

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
1,958	Aceto Corp.	$30,956
634	Addus HomeCare Corp.*	20,288
9,600	Aetna, Inc.	1,224,479
3,470	Air Methods Corp.*^	149,210
666	Alliance HealthCare Services, Inc.*	6,827
542	Almost Family, Inc.*	26,341
1,469	Amedisys, Inc.*^	75,051
1,839	AmerisourceBergen Corp.^	162,752
3,501	AMN Healthcare Services, Inc.*	142,141
5,039	Anthem, Inc.	833,350
1,916	BioTelemetry, Inc.*	55,468
5,253	Brookdale Senior Living, Inc.*	70,548
2,121	Capital Senior Living Corp.*	29,821
7,734	Cardinal Health, Inc.	630,708
5,547	Centene Corp.*	395,279
1,288	Chemed Corp.^	235,305
4,923	Cigna Corp.	721,170
1,442	Civitas Solutions, Inc.*	26,461
7,171	Community Health Systems, Inc.*	63,607
1,871	CorVel Corp.*	81,389
1,177	Cross Country Healthcare, Inc.*	16,902
9,186	DaVita, Inc.*	624,372
3,058	Ensign Group, Inc. (The)	57,490
6,505	Envision Healthcare Corp.*	398,887
15,898	Express Scripts Holding Co.*	1,047,837
784	Five Star Quality Care, Inc.*	1,686
2,639	Hanger Orthopedic Group, Inc.*	35,204
5,584	HCA Holdings, Inc.*	496,920
1,272	HealthEquity, Inc.*^	53,996
6,210	HealthSouth Corp.^	265,850
2,098	Henry Schein, Inc.*	356,597
2,486	Humana, Inc.	512,464
2,629	InfuSystems Holdings, Inc.*	6,047
4,876	Kindred Healthcare, Inc.	40,715
4,425	Laboratory Corp. of America Holdings*	634,855
409	Landauer, Inc.	19,939
1,326	LHC Group, Inc.*	71,471
3,038	LifePoint Hospitals, Inc.*	198,989
2,025	Magellan Health Services, Inc.*	139,826
4,913	McKesson Corp.	728,401
3,346	MEDNAX, Inc.*^	232,145
3,666	Molina Healthcare, Inc.*^	167,170
1,075	National Healthcare Corp.	76,648
1,219	National Research Corp.	24,014
4,172	Owens & Minor, Inc.^	144,351
6,645	Patterson Cos., Inc.^	300,553
1,669	PharMerica Corp.*	39,055
2,269	Premier, Inc., Class A*	72,222
835	Providence Service Corp.*	37,107
8,208	Quest Diagnostics, Inc.	805,944
2,317	Quorum Health Corp.*	12,604
2,518	RadNet, Inc.*	14,856
9,791	Select Medical Holdings Corp.*	130,710
6,770	Tenet Healthcare Corp.*^	119,897
2,040	Tivity Health, Inc.*	59,364
1,240	Triple-S Management Corp., Class B*	21,787
937	U.S. Physical Therapy, Inc.	61,186
19,200	UnitedHealth Group, Inc.	3,148,991
6,141	Universal American Financial Corp.*	61,226
4,862	Universal Health Services, Inc., Class B	605,076
3,389	VCA Antech, Inc.*	310,094
2,533	WellCare Health Plans, Inc.*	355,152

		17,582,924

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.1%):
8,041	Allscripts Healthcare Solutions, Inc.*^	$101,960
700	athenahealth, Inc.*^	78,883
5,336	Cerner Corp.*^	314,023
339	Computer Programs & Systems, Inc.	9,492
1,357	HealthStream, Inc.*	32,880
2,872	HMS Holdings Corp.*	58,388
1,095	Omnicell, Inc.*	44,512
800	Quality Systems, Inc.*	12,192
1,747	Simulations Plus, Inc.	20,527
1,810	Veeva Systems, Inc., Class A*^	92,817

		765,674

Hotels, Restaurants & Leisure (2.4%):
10,056	Aramark Holdings Corp.	370,765
3,444	Belmond, Ltd., Class A*	41,672
67	Biglari Holdings, Inc.*	28,943
1,927	BJ’s Restaurants, Inc.*	77,851
6,567	Bloomin’ Brands, Inc.	129,567
836	Bob Evans Farms, Inc.	54,231
541	Bojangles’, Inc.*	11,091
1,441	Bravo Brio Restaurant Group, Inc.*	7,349
2,887	Brinker International, Inc.^	126,913
1,469	Buffalo Wild Wings, Inc.*^	224,390
6,600	Caesars Entertainment Corp.*^	63,030
5,584	Carnival Corp., Class A	328,953
2,943	Carrols Restaurant Group, Inc.*	41,643
1,723	Century Casinos, Inc.*	13,026
4,028	Cheesecake Factory, Inc. (The)^	255,214
140	Chipotle Mexican Grill, Inc.*^	62,373
3,453	Choice Hotels International, Inc.	216,158
1,178	Chuy’s Holdings, Inc.*^	35,104
4,529	ClubCorp Holdings, Inc.	72,690
1,626	Cracker Barrel Old Country Store, Inc.^	258,941
4,127	Darden Restaurants, Inc.^	345,306
2,412	Dave & Buster’s Entertainment, Inc.*	147,349
1,574	Del Frisco’s Restaurant Group, Inc.*	28,411
2,144	del Taco Restaurants, Inc.*	28,429
4,856	Denny’s Corp.*	60,069
1,558	DineEquity, Inc.	84,786
1,346	Domino’s Pizza, Inc.	248,068
4,546	Dunkin’ Brands Group, Inc.	248,575
1,277	Fiesta Restaurant Group, Inc.*	30,903
624	Habit Restaurants, Inc. (The), Class A*	11,045
2,077	Hilton Grand Vacations*	59,527
3,243	Hilton Worldwide Holdings, Inc.	189,586
1,051	Hyatt Hotels Corp., Class A*^	56,733
7,221	Ilg, Inc.	151,352
6,233	International Game Technology plc	147,722
300	International Speedway Corp., Class A	11,085
2,548	Intrawest Resorts Holdings, Inc.*	63,725
1,792	Jack in the Box, Inc.	182,282
671	Jamba, Inc.*^	6,073
666	La Quinta Holdings, Inc.*	9,004
9,975	Las Vegas Sands Corp.	569,273
2,136	Luby’s, Inc.*	6,643
3,634	Marriott International, Inc., Class A	342,250
2,136	Marriott Vacations Worldwide Corp.^	213,450
14,841	McDonald’s Corp.	1,923,542
24,340	MGM Resorts International	666,916
341	Nathans Famous, Inc.*	21,364
5,162	Norwegian Cruise Line Holdings, Ltd.*	261,868
879	Panera Bread Co., Class A*^	230,184
2,292	Papa John’s International, Inc.	183,452

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,267	Planet Fitness, Inc.	$43,685
763	Potbelly Corp.*	10,606
886	RCI Hospitality Holdings, Inc.	15,346
1,501	Red Lion Hotels Corp.*	10,582
878	Red Robin Gourmet Burgers*	51,319
2,889	Royal Caribbean Cruises, Ltd.	283,440
268	Ruby Tuesday, Inc.*	753
2,527	Ruth’s Hospitality Group, Inc.	50,666
3,394	Scientific Games Corp., Class A*	80,268
6,758	SeaWorld Entertainment, Inc.	123,469
2,739	Six Flags Entertainment Corp.	162,943
1,933	Sonic Corp.^	49,021
2,826	Speedway Motorsports, Inc.	53,242
38,423	Starbucks Corp.	2,243,520
4,257	Texas Roadhouse, Inc.	189,564
1,604	Town Sports International Holdings, Inc.*	5,694
1,046	Vail Resorts, Inc.	200,727
22,020	Wendy’s Co. (The)	299,692
1,298	Wingstop, Inc.	36,707
3,982	Wyndham Worldwide Corp.	335,643
2,056	Wynn Resorts, Ltd.^	235,638
6,291	Yum! Brands, Inc.	401,995

		13,833,396

Household Durables (0.9%):
875	Av Homes, Inc.*^	14,394
1,886	Beazer Homes USA, Inc.*	22,877
6,757	CalAtlantic Group, Inc.^	253,050
504	Cavco Industries, Inc.*	58,666
1,150	Century Communities, Inc.*	29,210
12,050	D.R. Horton, Inc.	401,386
1,137	Dixie Group, Inc. (The)*	4,093
1,910	Ethan Allen Interiors, Inc.	58,542
431	Flexsteel Industries, Inc.	21,722
5,743	Garmin, Ltd.	293,525
2,761	GoPro, Inc., Class A*^	24,021
1,211	Helen of Troy, Ltd.*	114,076
500	Hooker Furniture Corp.	15,525
1,333	Installed Building Products, Inc.*	70,316
931	iRobot Corp.*^	61,576
4,827	KB Home^	95,961
3,931	La-Z-Boy, Inc.	106,137
4,024	Leggett & Platt, Inc.	202,488
7,538	Lennar Corp., Class A	385,870
368	Lennar Corp., Class B	15,382
1,206	LGI Homes, Inc.*	40,895
1,820	Libbey, Inc.	26,536
1,017	Lifetime Brands, Inc.	20,442
2,789	M.D.C. Holdings, Inc.^	83,809
1,880	M/I Homes, Inc.*	46,060
3,168	Meritage Corp.*	116,582
3,206	Mohawk Industries, Inc.*	735,744
3,741	Newell Rubbermaid, Inc.	176,463
150	NVR, Inc.*	316,032
12,239	PulteGroup, Inc.	288,228
1,730	Taylor Morrison Home Corp., Class A*	36,884
3,400	Tempur Sealy International, Inc.*	157,964
6,379	Toll Brothers, Inc.*	230,346
2,205	TopBuild Corp.*	103,635
10,253	TRI Pointe Homes, Inc.*^	128,573
2,946	Tupperware Brands Corp.^	184,773
718	Universal Electronics, Inc.*	49,183
3,485	Whirlpool Corp.^	597,084
2,147	William Lyon Homes, Class A*^	44,271

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
1,918	Zagg, Inc.*	$13,810

		5,646,131

Household Products (1.2%):
1,985	Central Garden & Pet Co., Class A*	68,919
7,372	Church & Dwight Co., Inc.	367,642
3,732	Clorox Co. (The)	503,186
15,535	Colgate-Palmolive Co.	1,137,006
3,074	Energizer Holdings, Inc.	171,376
10,024	HRG Group, Inc.*	193,664
6,541	Kimberly-Clark Corp.	860,992
333	Oil-Dri Corp.	12,411
582	Orchids Paper Products Co.^	13,968
39,498	Procter & Gamble Co. (The)	3,548,894
1,069	Spectrum Brands Holdings, Inc.^	148,602
698	WD-40 Co.^	76,047

		7,102,707

Independent Power & Renewable Electricity Producers (0.2%):
18,368	AES Corp. (The)	205,354
5,810	Atlantic Power Corp.*	15,397
22,655	Calpine Corp.*	250,338
7,034	Dynegy, Inc.*^	55,287
14,389	NRG Energy, Inc.	269,074
2,123	NRG Yield, Inc., Class A	36,919
2,753	NRG Yield, Inc., Class C	48,728
3,058	Ormat Technologies, Inc.	174,551
3,976	Pattern Energy Group, Inc.^	80,037

		1,135,685

Industrial Conglomerates (1.2%):
15,522	3M Co., Class C	2,969,824
2,346	Carlisle Cos., Inc.	249,638
53,601	General Electric Co.	1,597,310
16,546	Honeywell International, Inc.	2,066,099
1,736	Raven Industries, Inc.	50,431
1,147	Roper Industries, Inc.	236,844

		7,170,146

Insurance (3.2%):
7,974	Aflac, Inc.	577,477
333	Alleghany Corp.*	204,682
3,973	Allied World Assurance Co. Holdings AG	210,966
4,705	Allstate Corp. (The)	383,410
4,095	AMBAC Financial Group, Inc.*(a)	77,232
6,319	American Equity Investment Life Holding Co.	149,318
2,316	American Financial Group, Inc.	220,993
13,601	American International Group, Inc.	849,110
908	American National Insurance Co.	107,171
1,543	Amerisafe, Inc.	100,141
12,054	AmTrust Financial Services^	222,517
5,048	Aon plc	599,147
2,310	Arch Capital Group, Ltd.*	218,919
6,479	Arthur J. Gallagher & Co.	366,323
2,735	Aspen Insurance Holdings, Ltd.	142,357
3,262	Assurant, Inc.	312,076
8,505	Assured Guaranty, Ltd.	315,622
1,859	Axis Capital Holdings, Ltd.	124,609
5,114	Brown & Brown, Inc.	213,356
5,897	Chubb, Ltd.	803,467
2,852	Cincinnati Financial Corp.	206,114
2,176	Citizens, Inc.*	16,168
1,199	CNA Financial Corp.	52,960
2,354	Crawford & Co.	23,611
2,915	Crawford & Co., Class A	23,728
1,631	Donegal Group, Inc., Class A	28,738

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,546	EMC Insurance Group, Inc.	$43,381
1,993	Employers Holdings, Inc.	75,634
874	Enstar Group, Ltd.*	167,196
1,465	Erie Indemnity Co., Class A	179,756
948	Everest Re Group, Ltd.	221,652
1,054	Federated National Holding Co.	18,371
6,955	First American Financial Corp.	273,192
8,665	FNF Group	337,415
21,335	Genworth Financial, Inc., Class A*	87,900
695	Global Indemnity, Ltd.*^	26,751
2,383	Greenlight Capital Re, Ltd.*	52,664
1,469	Hallmark Financial Services, Inc.*	16,232
2,094	Hanover Insurance Group, Inc. (The)	188,586
7,853	Hartford Financial Services Group, Inc. (The)	377,494
997	HCI Group, Inc.^	45,443
387	Heritage Insurance Holdings, Inc.	4,942
1,317	Independence Holding Co.	24,496
566	Infinity Property & Casualty Corp.	54,053
153	Investors Title Co.	24,197
1,436	James River Group Holdings	61,547
2,904	Kemper Corp.	115,870
5,369	Lincoln National Corp.	351,401
5,672	Loews Corp.	265,279
5,556	Maiden Holdings, Ltd.^	77,784
301	Markel Corp.*	293,734
11,881	Marsh & McLennan Cos., Inc.	877,887
2,025	Mercury General Corp.^	123,505
15,089	MetLife, Inc.	797,001
4,959	National General Holdings Corp.	117,826
262	National Western Life Group, Inc., Class A	79,690
1,660	Navigators Group, Inc.	90,138
14,768	Old Republic International Corp.^	302,449
1,796	Onebeacon Insurance Group, Ltd.	28,736
4,021	Primerica, Inc.^	330,526
11,193	Principal Financial Group, Inc.	706,390
2,313	ProAssurance Corp.	139,358
9,474	Progressive Corp. (The)	371,191
7,056	Prudential Financial, Inc.	752,734
1,338	Reinsurance Group of America, Inc.	169,899
1,568	RenaissanceRe Holdings, Ltd.	226,811
2,255	RLI Corp.	135,345
854	Safety Insurance Group, Inc.	59,865
3,298	Selective Insurance Group, Inc.	155,501
2,664	State Auto Financial Corp.	73,127
1,761	Stewart Information Services Corp.	77,801
3,912	Third Point Reinsurance, Ltd.*	47,335
3,870	Torchmark Corp.	298,145
10,127	Travelers Cos., Inc. (The)	1,220,708
1,438	United Fire Group, Inc.	61,503
1,616	United Insurance Holdings Co.	25,775
3,169	Universal Insurance Holdings, Inc.	77,641
7,583	UnumProvident Corp.	355,567
3,275	Validus Holdings, Ltd.	184,677
4,754	W.R. Berkley Corp.	335,775
248	White Mountains Insurance Group, Ltd.	218,210
2,119	Willis Towers Watson plc	277,356
4,400	Wmih Corp.*	6,380
4,083	XL Group, Ltd.	162,748

		18,822,782

Internet & Direct Marketing Retail (1.9%):
2,093	1-800 Flowers.com, Inc., Class A*	21,349
9,398	Amazon.com, Inc.*	8,331,703
2,685	CafePress, Inc.*	8,109

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
1,658	Expedia, Inc.	$209,190
185	FTD Cos., Inc.*	3,726
3,111	HSN, Inc.	115,418
1,155	Liberty Expedia Holdings, Class A*	52,529
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	75,914
1,732	Liberty Ventures, Series A, Class A*	77,039
2,489	Netflix, Inc.*	367,899
1,637	Nutri/System, Inc.	90,854
820	Overstock.com, Inc.*	14,104
1,164	PetMed Express, Inc.	23,443
824	Priceline Group, Inc. (The)*	1,466,695
1,959	Shutterfly, Inc.*^	94,600
1,114	TripAdvisor, Inc.*	48,080

		11,000,652

Internet Software & Services (2.4%):
3,020	Actua Corp.*^	42,431
6,482	Akamai Technologies, Inc.*	386,975
3,223	Alphabet, Inc., Class A*	2,732,459
3,562	Alphabet, Inc., Class C*	2,954,893
429	Bankrate, Inc.*	4,140
913	Bazaarvoice, Inc.*	3,926
2,377	Blucora, Inc.*	41,122
1,203	Carbonite, Inc.*	24,421
1,744	Cimpress NV*^	150,315
468	CoStar Group, Inc.*	96,979
2,881	DHI Group, Inc.*	11,380
19,191	eBay, Inc.*	644,242
990	Envestnet, Inc.*^	31,977
32,810	Facebook, Inc., Class A*	4,660,660
1,451	GoDaddy, Inc., Class A*^	54,993
1,546	GrubHub, Inc.*^	50,848
2,548	GTT Communications, Inc.*	62,044
2,385	IAC/InterActiveCorp*	175,822
3,284	Internap Network Services Corp.*^	12,216
2,946	j2 Global, Inc.	247,199
1,546	Leaf Group, Ltd.*	11,595
5,660	Limelight Networks, Inc.*	14,603
1,736	Liquidity Services, Inc.*	13,888
1,481	LogMeIn, Inc.	144,398
2,502	Marchex, Inc., Class B*	6,805
2,297	Meetme, Inc.*	13,529
3,759	NIC, Inc.	75,932
1,082	Numerex Corp., Class A*	5,161
2,520	QuinStreet, Inc.*	9,828
752	Qumu Corp.*	2,091
2,745	RealNetworks, Inc.*	13,286
401	Reis, Inc.	7,178
2,683	RetailMeNot, Inc.*	21,732
981	Shutterstock, Inc.*^	40,564
585	Stamps.com, Inc.*	69,235
1,895	TechTarget*	17,112
1,344	Travelzoo, Inc.*	12,970
3,390	Tremor Video, Inc.*	6,780
4,951	Twitter, Inc.*^	74,017
2,732	VeriSign, Inc.*^	237,985
4,619	Web.com Group, Inc.*	89,147
2,330	WebMD Health Corp.*^	122,744
1,311	XO Group, Inc.*	22,562
13,234	Yahoo!, Inc.*	614,190
700	Yelp, Inc.*	22,925
1,125	Zillow Group, Inc., Class A*^	38,036
2,504	Zillow Group, Inc., Class C*^	84,310

		14,181,645

IT Services (4.1%):
16,013	Accenture plc, Class C	1,919,639

Shares		Fair Value
Common Stocks, continued
IT Services, continued
3,417	Acxiom Corp.*	$97,282
2,162	Alliance Data Systems Corp.	538,338
5,531	Amdocs, Ltd.	337,336
10,094	Automatic Data Processing, Inc.	1,033,525
936	Black Knight Financial Services, Inc., Class A*^	35,849
2,766	Blackhawk Network Holdings, Inc.*^	112,300
8,907	Booz Allen Hamilton Holding Corp.	315,219
4,071	Broadridge Financial Solutions, Inc.	276,624
1,304	CACI International, Inc., Class A*	152,959
4,434	Cardtronics plc*^	207,290
521	Cass Information Systems, Inc.	34,438
5,879	CIBER, Inc.*	2,352
11,008	Cognizant Technology Solutions Corp., Class A*	655,196
5,969	Computer Sciences Corp.	411,921
4,076	Conduent, Inc.*	68,395
5,424	Convergys Corp.^	114,718
5,794	CoreLogic, Inc.*	235,932
2,608	CSG Systems International, Inc.	98,608
7,054	CSRA, Inc.	206,612
2,152	DST Systems, Inc.	263,620
1,894	Epam Systems, Inc.*	143,035
3,396	Euronet Worldwide, Inc.*	290,426
4,871	Everi Holdings, Inc.*	23,332
1,396	Exlservice Holdings, Inc.*	66,115
4,709	Fidelity National Information Services, Inc.	374,931
5,647	Fiserv, Inc.*	651,156
1,827	FleetCor Technologies, Inc.*	276,663
825	Forrester Research, Inc.	32,794
2,317	Gartner, Inc.*	250,213
6,266	Genpact, Ltd.	155,146
2,488	Global Payments, Inc.	200,732
1,357	Hackett Group, Inc. (The)	26,448
23,079	International Business Machines Corp.	4,018,976
2,731	Jack Henry & Associates, Inc.	254,256
7,258	Leidos Holdings, Inc.	371,174
1,840	ManTech International Corp., Class A	63,719
24,644	MasterCard, Inc., Class A	2,771,711
3,978	Maximus, Inc.	247,432
3,966	ModusLink Global Solutions, Inc.*	7,139
2,787	MoneyGram International, Inc.*	46,849
1,007	NCI, Inc., Class A*	15,155
3,102	NeuStar, Inc., Class A*	102,831
8,899	Paychex, Inc.	524,151
11,658	PayPal Holdings, Inc.*	501,527
2,322	Perficient, Inc.*	40,310
840	PFSweb, Inc.*	5,485
2,200	Sabre Corp.^	46,618
2,591	Science Applications International Corp.^	192,770
3,035	Servicesource International, Inc.*	11,776
1,241	StarTek, Inc.*	10,784
3,283	Sykes Enterprises, Inc.*	96,520
4,553	Syntel, Inc.^	76,627
2,975	TeleTech Holdings, Inc.^	88,060
7,782	Teradata Corp.*^	242,176
6,232	Total System Services, Inc.	333,163
5,685	Travelport Worldwide, Ltd.	66,912
3,021	Unisys Corp.*^	42,143
5,853	Vantive, Inc., Class A*	375,294
899	Virtusa Corp.*	27,168
36,614	Visa, Inc., Class A	3,253,885

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
19,383	Western Union Co.^	$394,444
1,662	WEX, Inc.*	172,017

		24,010,216

Leisure Products (0.3%):
3,582	American Outdoor Brands Corp.*	70,959
5,928	Brunswick Corp.	362,794
3,789	Callaway Golf Co.	41,944
658	Escalade, Inc.	8,488
4,178	Hasbro, Inc.	417,047
503	Johnson Outdoors, Inc., Class A	18,360
531	Malibu Boats, Inc.*	11,921
662	Marine Products Corp.	7,196
9,123	Mattel, Inc.^	233,640
1,932	Nautilus Group, Inc.*	35,259
3,172	Polaris Industries, Inc.	265,814
1,015	Sturm, Ruger & Co., Inc.^	54,353
2,859	Vista Outdoor, Inc.*	58,867

		1,586,642

Life Sciences Tools & Services (0.8%):
7,316	Agilent Technologies, Inc.	386,797
588	Bio-Rad Laboratories, Inc., Class A*	117,212
1,454	Bio-Techne Corp.	147,799
7,817	Bruker Corp.	182,371
2,131	Cambrex Corp.*	117,312
3,826	Charles River Laboratories International, Inc.*	344,149
1,700	Enzo Biochem, Inc.*	14,229
1,979	Harvard Bioscience, Inc.*	5,145
2,578	Illumina, Inc.*	439,910
2,326	INC Research Holdings, Inc., Class A*	106,647
2,457	Luminex Corp.	45,135
1,028	Mettler-Toledo International, Inc.*	492,319
1,400	Neogenomics, Inc.*^	11,046
4,123	PAREXEL International Corp.*	260,203
3,558	PerkinElmer, Inc.	206,577
2,855	Pra Health Sciences, Inc.*	186,232
1,097	Quintiles Transnational Holdings, Inc.*	88,341
6,190	Thermo Fisher Scientific, Inc.	950,784
7,549	VWR Corp.*^	212,882
2,208	Waters Corp.*	345,132

		4,660,222

Machinery (2.7%):
5,194	AGCO Corp.	312,575
652	Alamo Group, Inc.	49,676
2,170	Albany International Corp., Class A	99,929
5,598	Allison Transmission Holdings, Inc.	201,864
1,977	Altra Industrial Motion Corp.	77,004
1,107	American Railcar Industries	45,498
1,445	ARC Group Worldwide, Inc.*^	6,069
1,605	Astec Industries, Inc.	98,699
3,002	Barnes Group, Inc.	154,123
911	Blue Bird Corp.*	15,624
800	Briggs & Stratton Corp.	17,960
11,198	Caterpillar, Inc.	1,038,725
2,289	Chart Industries, Inc.*^	79,978
564	CIRCOR International, Inc.	33,524
5,831	Colfax Corp.*	228,925
1,526	Columbus McKinnon Corp.	37,875
2,706	Commercial Vehicle Group, Inc.*	18,320
2,738	Crane Co.	204,885
2,999	Cummins, Inc.	453,448
6,563	Deere & Co.^	714,447
5,080	Donaldson Co., Inc.	231,242

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,924	Douglas Dynamics, Inc.	$58,971
6,345	Dover Corp.	509,820
716	EnPro Industries, Inc.	50,951
1,435	ESCO Technologies, Inc.	83,374
4,690	Federal Signal Corp.	64,769
3,108	Flowserve Corp.^	150,489
4,043	Fortive Corp.	243,469
2,760	Franklin Electric Co., Inc.	118,818
694	FreightCar America, Inc.	8,696
1,569	Gencor Industries, Inc.*	23,457
1,203	Global Brass & Copper Holdings, Inc.	41,383
1,617	Gorman-Rupp Co. (The)	50,774
4,041	Graco, Inc.^	380,420
1,612	Greenbrier Cos, Inc.^	69,477
995	Hardinge, Inc.	11,184
7,203	Harsco Corp.*	91,838
4,461	Hillenbrand, Inc.	159,927
490	Hurco Cos, Inc.	15,239
896	Hyster-Yale Materials Handling, Inc., Class A	50,525
2,196	IDEX Corp.	205,348
8,094	Illinois Tool Works, Inc.	1,072,211
6,932	Ingersoll-Rand plc	563,711
5,449	ITT, Inc.	223,518
1,662	John Bean Technologies Corp.	146,173
598	Kadant, Inc.	35,491
4,427	Kennametal, Inc.	173,671
143	Key Technology, Inc.*	1,896
787	L.B. Foster Co., Class A	9,838
2,794	Lincoln Electric Holdings, Inc.	242,687
539	Lindsay Corp.	47,497
774	Lydall, Inc.*	41,486
1,213	Manitex International, Inc.*	8,127
10,121	Manitowoc Co., Inc. (The)*^	57,690
5,860	Meritor, Inc.*	100,382
1,601	Middleby Corp. (The)*	218,456
3,785	Mueller Industries, Inc.	129,561
11,232	Mueller Water Products, Inc., Class A	132,762
4,067	Navistar International Corp.*	100,130
1,258	NN, Inc.	31,702
2,257	Nordson Corp.	277,250
158	Omega Flex, Inc.	7,551
6,301	OshKosh Corp.	432,186
6,612	PACCAR, Inc.	444,326
2,522	Parker Hannifin Corp.	404,327
5,836	Pentair plc	366,384
976	Proto Labs, Inc.*	49,874
1,060	RBC Bearings, Inc.*	102,915
9,209	Rexnord Corp.*	212,544
2,202	Snap-On, Inc.	371,411
2,342	SPX Corp.*	56,794
2,342	SPX FLOW, Inc.*	81,291
775	Standex International Corp.	77,616
3,132	Stanley Black & Decker, Inc.	416,149
1,370	Sun Hydraulics Corp.	49,471
953	Supreme Industires, Inc., Class A	19,308
1,121	Tennant Co.	81,441
4,808	Terex Corp.	150,971
3,355	Timken Co.	151,646
3,046	Titan International, Inc.	31,496
4,051	Toro Co.	253,025
2,913	TriMas Corp.*	60,445
12,280	Trinity Industries, Inc.^	326,034
5,806	Wabash National Corp.^	120,126

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,688	WABCO Holdings, Inc.*	$198,205
3,243	Wabtec Corp.^	252,954
1,165	Watts Water Technologies, Inc., Class A	72,638
8,494	Welbilt, Inc.*	166,737
3,853	Woodward, Inc.	261,696
935	Xerium Technologies, Inc.*	5,984
4,252	Xylem, Inc.	213,535

		15,562,638

Marine (0.1%):
1,680	Eagle Bulk Shipping, Inc.*	9,559
2,992	Kirby Corp.*	211,086
3,233	Matson, Inc.	102,680

		323,325

Media (3.2%):
1,468	A.H. Belo Corp., Class A	9,028
3,433	AMC Entertainment Holdings, Inc., Class A	107,968
2,029	AMC Networks, Inc., Class A*	119,062
270	Cable One, Inc.	168,607
182	CBS Corp., Class A	12,811
9,784	CBS Corp., Class B	678,618
2,930	Charter Communications, Inc., Class A*	959,048
7,978	Cinemark Holdings, Inc.	353,745
1,661	Clear Channel Outdoor Holdings, Inc., Class A	10,049
110,866	Comcast Corp., Class A	4,167,452
7,549	Discovery Communications, Inc., Class A*^	219,600
9,189	Discovery Communications, Inc., Class C*	260,141
5,853	DISH Network Corp., Class A*	371,607
4,131	E.W. Scripps Co. (The), Class A*	96,831
2,473	Entercom Communications Corp.^	35,364
4,792	Entravision Communications Corp., Class A	29,710
1,834	Eros International plc*	18,890
6,638	Gannett Co., Inc.	55,626
4,886	Gray Television, Inc.*	70,847
4,727	Harte-Hanks, Inc.*	6,618
13,729	Interpublic Group of Cos., Inc. (The)	337,322
3,028	John Wiley & Sons, Inc., Class A	162,906
192	John Wiley & Sons, Inc., Class B	10,410
247	Liberty Braves Group, Class A*	5,913
527	Liberty Braves Group, Class C*	12,464
563	Liberty Broadband Corp., Class A*	47,906
2,955	Liberty Broadband Corp., Class C*	255,312
619	Liberty Media Group, Class A*^	20,241
1,318	Liberty Media Group, Class C*^	45,010
2,477	Liberty SiriusXM Group, Class A*	96,405
5,273	Liberty SiriusXM Group, Class C*	204,487
2,268	Lions Gate Entertainment Corp., Class A^	60,238
1,706	Lions Gate Entertainment Corp., Class B*	41,592
7,488	Live Nation, Inc.*	227,411
776	Madison Square Garden Co. (The), Class A*	154,975
2,849	Meredith Corp.^	184,045
2,629	MSG Networks, Inc., Class A*	61,387
3,726	National CineMedia, Inc.	47,059
2,511	New Media Investment Group, Inc.	35,681
5,102	New York Times Co. (The), Class A	73,469
7,481	News Corp., Class A	97,253
2,563	News Corp., Class B	34,601

Shares		Fair Value
Common Stocks, continued
Media, continued
2,981	Nexstar Broadcasting Group, Inc., Class A	$209,117
6,406	Omnicom Group, Inc.	552,261
1,419	Reading International, Inc., Class A*	22,051
8,109	Regal Entertainment Group, Class A	183,101
1,853	Scholastic Corp.	78,882
4,121	Scripps Networks Interactive, Class C	322,963
2,737	Sinclair Broadcast Group, Inc., Class A	110,849
32,185	Sirius XM Holdings, Inc.^	165,753
10,928	Tegna, Inc.	279,975
15,669	Time Warner, Inc.	1,531,018
6,387	Time, Inc.	123,588
933	Tronc, Inc.*	12,987
23,830	Twenty-First Century Fox, Inc.	771,854
8,290	Twenty-First Century Fox, Inc., Class B	263,456
442	Viacom, Inc., Class A	21,548
12,859	Viacom, Inc., Class B	599,487
29,471	Walt Disney Co. (The)	3,341,717
1,692	World Wrestling Entertainment, Inc., Class A	37,596

		18,595,912

Metals & Mining (0.6%):
16,272	AK Steel Holding Corp.*^	116,996
3,218	Alcoa Corp.*	110,699
6,283	Allegheny Technologies, Inc.^	112,843
799	Ampco-Pittsburgh Corp.	11,226
2,796	Carpenter Technology Corp.	104,291
4,968	Century Aluminum Co.*^	63,044
10,120	Cliffs Natural Resources, Inc.*	83,085
9,476	Commercial Metals Co.	181,276
2,613	Compass Minerals International, Inc.	177,292
9,823	Ferroglobe plc(a)	101,472
33,112	Freeport-McMoRan Copper & Gold, Inc.*	442,376
2,945	Gold Resource Corp.	13,311
468	Handy & Harman, Ltd.*	12,730
943	Haynes International, Inc.	35,947
15,771	Hecla Mining Co.	83,429
151	Kaiser Aluminum Corp.	12,065
1,359	Materion Corp.	45,594
12,309	McEwen Mining, Inc.^	37,419
10,687	Newmont Mining Corp.	352,244
5,554	Nucor Corp.	331,685
700	Olympic Steel, Inc.	12,992
2,992	Reliance Steel & Aluminum Co.	239,420
2,658	Royal Gold, Inc.	186,193
1,500	Ryerson Holding Corp.*	18,900
1,365	Schnitzer Steel Industries, Inc., Class A	28,187
1,772	Southern Copper Corp.	63,597
5,822	Steel Dynamics, Inc.	202,373
7,009	Stillwater Mining Co.*	121,045
3,673	SunCoke Energy, Inc.*	32,910
701	Synalloy Corp.*	8,587
1,400	TimkenSteel Corp.*^	26,474
7,131	United States Steel Corp.	241,099
548	Universal Stainless & Alloy Products, Inc.*	9,316
2,898	Worthington Industries, Inc.	130,671

		3,750,788

Multiline Retail (0.6%):
4,485	Big Lots, Inc.^	218,330
2,664	Dillard’s, Inc., Class A^	139,167

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
6,815	Dollar General Corp.	$475,210
4,239	Dollar Tree, Inc.*	332,592
18,758	J.C. Penney Co., Inc.*^	115,549
14,457	Kohl’s Corp.^	575,533
13,447	Macy’s, Inc.	398,569
6,850	Nordstrom, Inc.	319,005
2,966	Ollie’s Bargain Outlet Holdings, Inc.*^	99,361
14,447	Target Corp.	797,330

		3,470,646

Multi-Utilities (0.8%):
6,827	Ameren Corp.	372,686
2,841	Avista Corp.	110,941
1,784	Black Hills Corp.	118,582
9,831	CenterPoint Energy, Inc.	271,041
7,809	CMS Energy Corp.	349,375
4,293	Consolidated Edison, Inc.	333,394
10,556	Dominion Resources, Inc.	818,829
3,615	DTE Energy Co.	369,128
5,855	MDU Resources Group, Inc.	160,251
9,333	NiSource, Inc.	222,032
2,365	NorthWestern Corp.	138,826
7,420	Public Service Enterprise Group, Inc.	329,077
3,103	SCANA Corp.	202,781
3,551	Sempra Energy	392,386
844	Unitil Corp.	38,005
5,394	Vectren Corp.	316,142
4,778	WEC Energy Group, Inc.	289,690

		4,833,166

Oil, Gas & Consumable Fuels (3.2%):
359	Abraxas Petroleum Corp.*	725
332	Adams Resources & Energy, Inc.	12,400
6,084	Alon USA Energy, Inc.	74,164
3,389	Anadarko Petroleum Corp.	210,118
5,191	Antero Resources Corp.*^	118,407
1,647	Apache Corp.	84,639
4,084	Cabot Oil & Gas Corp.	97,648
4,230	Callon Petroleum Co.*	55,667
500	Cheniere Energy Partners, LP Holdings LLC	12,210
6,161	Cheniere Energy, Inc.*	291,230
35,729	Chesapeake Energy Corp.*^	212,230
25,062	Chevron Corp.	2,690,907
671	Cimarex Energy Co.	80,178
7,534	Clean Energy Fuel Corp.*	19,212
3,508	Cloud Peak Energy, Inc.*	16,067
20,955	Cobalt International Energy, Inc.*	11,177
885	Concho Resources, Inc.*^	113,581
17,157	ConocoPhillips Co.	855,620
9,959	CONSOL Energy, Inc.*^	167,112
1,423	Contango Oil & Gas Co.*	10,416
1,170	Continental Resources, Inc.*^	53,141
3,623	CVR Energy, Inc.^	72,750
3,590	Delek US Holdings, Inc.	87,129
23,516	Denbury Resources, Inc.*	60,671
2,702	Devon Energy Corp.	112,727
8,860	DHT Holdings, Inc.	39,604
706	Diamondback Energy, Inc.*	73,223
15,555	Eclipse Resources Corp.*	39,510
4,970	Energen Corp.*	270,567
5,391	Enlink Midstream LLC^	104,585
5,950	EOG Resources, Inc.	580,423
8,400	EP Energy Corp., Class A*^	39,900
3,072	EQT Corp.	187,699
35,457	Exxon Mobil Corp.	2,907,830
4,505	Gaslog, Ltd.^	69,152

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
388	Green Plains Renewable Energy, Inc.	$9,603
5,413	Gulfport Energy Corp.*	93,049
2,222	Hallador Energy Co.	17,798
4,124	Hess Corp.^	198,818
7,150	HollyFrontier Corp.^	202,631
3,525	Jones Energy, Inc., Class A*^	8,990
26,381	Kinder Morgan, Inc.	573,523
16,008	Kosmos Energy LLC*^	106,613
7,106	Laredo Petroleum Holdings, Inc.*	103,748
16,675	Marathon Oil Corp.	263,465
14,447	Marathon Petroleum Corp.	730,151
6,993	Murphy Oil Corp.^	199,930
1,301	Newfield Exploration Co.*	48,020
7,953	Noble Energy, Inc.	273,106
11,184	Oasis Petroleum, Inc.*	159,484
6,720	Occidental Petroleum Corp.	425,779
8,157	ONEOK, Inc.	452,224
2,263	Pacific Ethanol, Inc.*	15,502
1,401	Panhandle Oil & Gas, Inc., Class A	26,899
751	Par Pacific Holdings, Inc.*^	12,384
2,701	Parsley Energy, Inc., Class A*	87,810
6,440	PBF Energy, Inc., Class A^	142,775
3,068	PDC Energy, Inc.*^	191,290
4,515	Phillips 66	357,678
1,305	Pioneer Natural Resources Co.	243,030
6	PrimeEnergy Corp.*	296
9,171	QEP Resources, Inc.*	116,563
4,715	Range Resources Corp.	137,207
3,344	Renewable Energy Group, Inc.*^	34,945
374	REX American Resources Corp.*	33,843
8,064	Rice Energy, Inc.*	191,117
1,820	Ring Energy, Inc.*	19,692
5,130	RSP Permian, Inc.*	212,536
11,997	Scorpio Tankers, Inc.^	53,267
3,285	SemGroup Corp., Class A	118,260
5,342	Ship Finance International^	78,527
3,546	SM Energy Co.^	85,175
14,441	Southwestern Energy Co.*^	117,983
8,098	SRC Energy, Inc.*^	68,347
5,426	Targa Resources Corp.^	325,017
6,407	Teekay Shipping Corp.	58,624
9,185	Tesoro Corp.	744,536
12,441	Valero Energy Corp.	824,714
8,471	Western Refining, Inc.	297,078
13,460	Whiting Petroleum Corp.*	127,332
3,976	Williams Cos., Inc. (The)	117,650
2,914	World Fuel Services Corp.	105,633
17,173	WPX Energy, Inc.*	229,946

		18,875,207

Paper & Forest Products (0.2%):
3,411	Boise Cascade Co.*	91,074
1,659	Clearwater Paper Corp.*	92,904
375	Deltic Timber Corp.	29,295
4,068	Domtar Corp.	148,563
9,067	KapStone Paper & Packaging Corp.	209,447
6,141	Louisiana-Pacific Corp.*	152,420
5,575	Mercer International, Inc.	65,228
1,274	Neenah Paper, Inc.	95,168
700	P.H. Glatfelter Co.	15,218
7,266	Resolute Forest Products*	39,600
2,301	Schweitzer-Mauduit International, Inc.	95,307

		1,034,224

Personal Products (0.4%):
22,998	Avon Products, Inc.*	101,191

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
14,242	Coty, Inc., Class A	$258,207
2,990	Edgewell Personal Care Co.*^	218,689
5,076	Estee Lauder Co., Inc. (The), Class A	430,395
2,955	Herbalife, Ltd.*^	171,804
1,755	Inter Parfums, Inc.	64,145
923	Medifast, Inc.	40,954
1,236	Natures Sunshine Products, Inc.	12,360
4,482	Nu Skin Enterprises, Inc., Class A^	248,930
723	Nutraceutical International Corp.	22,521
2,385	Revlon, Inc.*	66,422
340	United-Guardian, Inc.	4,998
1,364	Usana Health Sciences, Inc.*	78,566

		1,719,182

Pharmaceuticals (3.0%):
7,282	Akorn, Inc.*^	175,351
4,363	Allergan plc	1,042,408
2,003	Amphastar Pharmaceuticals, Inc.*	29,044
400	ANI Pharmaceuticals, Inc.*	19,804
1,490	Aralez Pharmacuticals, Inc.*	3,189
12,668	Bristol-Myers Squibb Co.	688,886
5,975	Catalent, Inc.*	169,212
1,290	Corcept Therapeutics, Inc.*	14,138
1,468	Cumberland Pharmaceuticals, Inc.*	10,188
17,803	Eli Lilly & Co.	1,497,410
4,308	Endo International plc*	48,077
5,365	Horizon Pharma plc*^	79,295
2,984	Impax Laboratories, Inc.*	37,748
1,011	Jazz Pharmaceuticals plc*	146,726
47,613	Johnson & Johnson Co.	5,930,200
2,281	Lannett Co., Inc.*^	50,980
42	Lipocine, Inc.*^	164
3,682	Mallinckrodt plc*	164,107
3,639	Medicines Co. (The)*^	177,947
44,315	Merck & Co., Inc.	2,815,775
3,026	Mylan NV*	117,984
728	Perrigo Co. plc^	48,332
105,721	Pfizer, Inc.	3,616,715
793	Phibro Animal Health Corp., Class A	22,283
3,358	Prestige Brands Holdings, Inc.*	186,570
870	Sciclone Pharmaceuticals, Inc.*	8,526
2,641	Sucampo Pharmaceuticals, Inc., Class A*	29,051
1,789	Supernus Pharmaceuticals, Inc.*	55,996
923	Taro Pharmaceutical Industries, Ltd.*	107,640
12,563	Zoetis, Inc.	670,487
1,517	Zogenix, Inc.*^	16,459

		17,980,692

Professional Services (0.7%):
846	Advisory Board Co. (The)*	39,593
494	Barrett Business Services, Inc.	26,982
3,745	CBIZ, Inc.*	50,745
1,503	CDI Corp.*	12,851
1,900	CEB, Inc.	149,340
456	CRA International, Inc.	16,110
2,185	Dun & Bradstreet Corp.	235,849
3,281	Equifax, Inc.	448,643
1,564	Exponent, Inc.	93,136
1,105	Franklin Covey Co.*^	22,321
3,151	FTI Consulting, Inc.*	129,727
1,304	GP Strategies Corp.*	32,991
1,205	Heidrick & Struggles International, Inc.	31,752
3,834	Hill International, Inc.*	15,911
1,763	Huron Consulting Group, Inc.*	74,222
1,472	ICF International, Inc.*	60,794

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
974	Insperity, Inc.	$86,345
1,623	Kelly Services, Inc., Class A	35,479
2,263	Kforce, Inc.	53,746
3,332	Korn/Ferry International^	104,925
4,477	Manpower, Inc.	459,205
1,887	Mistras Group, Inc.*	40,344
3,651	Navigant Consulting, Inc.*	83,462
7,090	Nielsen Holdings plc	292,888
3,930	On Assignment, Inc.*	190,723
2,125	Resources Connection, Inc.	35,594
5,630	Robert Half International, Inc.	274,913
4,146	RPX Corp.*	49,752
2,853	TransUnion*	109,413
2,994	TriNet Group, Inc.*	86,527
2,213	Trueblue, Inc.*	60,526
5,710	Verisk Analytics, Inc.*	463,308
840	Volt Information Sciences, Inc.*	5,796
633	Willdan Group, Inc.*	20,421

		3,894,334

Real Estate Management & Development (0.3%):
2,578	Alexander & Baldwin, Inc.	114,773
400	Altisource Portfolio Solutions*^	14,720
11,461	CBRE Group, Inc., Class A*	398,727
339	Consolidated-Tomoka Land Co.	18,150
2,547	Forestar Group, Inc.*	34,767
232	FRP Holdings, Inc.*	9,280
318	Griffin Industrial Realty, Inc.	9,842
2,632	HFF, Inc., Class A	72,827
1,856	Howard Hughes Corp. (The)*	217,616
2,068	Jones Lang LaSalle, Inc.	230,479
5,386	Kennedy-Wilson Holdings, Inc.	119,569
2,112	Marcus & Millichap, Inc.*	51,913
988	RE/MAX Holdings, Inc., Class A	58,737
7,526	Realogy Holdings Corp.	224,200
1,206	Tejon Ranch Co.*	26,399
1,038	The RMR Group, Inc., Class A	51,381
3,157	The St. Joe Co.*^	53,827

		1,707,207

Road & Rail (1.2%):
943	AMERCO, Inc.^	359,462
1,475	ArcBest Corp.	38,350
8,356	Avis Budget Group, Inc.*^	247,170
2,663	Celadon Group, Inc.	17,443
1,699	Covenant Transportation Group, Inc., Class A*	31,941
19,297	CSX Corp.	898,275
2,829	Genesee & Wyoming, Inc., Class A*	191,976
6,907	Heartland Express, Inc.	138,485
660	Hertz Global Holdings, Inc.*	11,576
3,855	J.B. Hunt Transport Services, Inc.	353,658
4,667	Kansas City Southern	400,242
5,215	Knight Transportation, Inc.^	163,490
2,480	Landstar System, Inc.	212,412
6,406	Norfolk Southern Corp.	717,280
4,149	Old Dominion Freight Line, Inc.	355,030
2,916	Roadrunner Transportation System, Inc.*	20,033
5,496	Ryder System, Inc.	414,618
1,912	Saia, Inc.*	84,702
8,442	Swift Transportation Co.*^	173,399
18,791	Union Pacific Corp.	1,990,343
2,010	Universal Truckload Services, Inc.	28,844
1,023	USA Truck, Inc.*	7,519
6,273	Werner Enterprises, Inc.	164,353

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
1,829	YRC Worldwide, Inc.*	$20,137

		7,040,738

Semiconductors & Semiconductor Equipment (3.5%):
1,825	Advanced Energy Industries, Inc.*	125,122
24,384	Advanced Micro Devices, Inc.*^	354,787
2,031	Alpha & Omega Semiconductor, Ltd.*	34,913
22,065	Amkor Technology, Inc.*	255,733
5,131	Analog Devices, Inc.	420,485
16,074	Applied Materials, Inc.	625,279
1,615	Axcelis Technologies, Inc.*	30,362
1,701	AXT, Inc.*	9,866
1,948	Broadcom, Ltd.	426,534
3,846	Brooks Automation, Inc.	86,150
1,455	Cabot Microelectronics Corp.	111,468
1,398	Cavium, Inc.*	100,181
437	CEVA, Inc.*	15,514
3,276	Cirrus Logic, Inc.*	198,820
1,955	Cohu, Inc.	36,089
3,874	Cree, Inc.*^	103,552
15,763	Cypress Semiconductor Corp.^	216,899
3,151	Diodes, Inc.*	75,782
7,419	Entegris, Inc.*	173,605
2,694	Exar Corp.*	35,049
2,896	First Solar, Inc.*^	78,482
3,971	FormFactor, Inc.*	47,056
1,314	GSI Technology, Inc.*	11,432
5,415	Integrated Device Technology, Inc.*	128,173
124,450	Intel Corp.	4,488,911
2,413	IXYS Corp.	35,109
6,380	KLA-Tencor Corp.	606,547
3,756	Kopin Corp.*^	15,400
3,624	Kulicke & Soffa Industries, Inc.*	73,640
3,269	Lam Research Corp.	419,609
6,641	Lattice Semiconductor Corp.*	45,956
740	MA-COM Technology Solutions Holdings, Inc.*^	35,742
1,550	MagnaChip Semiconductor Corp.*	14,803
14,635	Marvell Technology Group, Ltd.	223,330
5,668	Maxim Integrated Products, Inc.	254,833
2,590	MaxLinear, Inc., Class A*	72,650
3,257	Microchip Technology, Inc.^	240,301
44,921	Micron Technology, Inc.*	1,298,216
4,902	Microsemi Corp.*	252,600
2,866	MKS Instruments, Inc.	197,038
306	Monolithic Power Systems, Inc.	28,183
1,348	Nanometrics, Inc.*	41,060
1,500	Neophotonics Corp.*^	13,515
150	NVE Corp.	12,419
21,938	NVIDIA Corp.	2,389,705
25,792	ON Semiconductor Corp.*^	399,518
1,438	PDF Solutions, Inc.*^	32,528
5,010	Photronics, Inc.*	53,607
999	Power Integrations, Inc.	65,684
2,420	Qorvo, Inc.*	165,915
23,902	QUALCOMM, Inc.	1,370,540
2,529	Rambus, Inc.*	33,231
2,429	Rudolph Technologies, Inc.*	54,410
2,922	Semtech Corp.*	98,764
1,920	Sigma Designs, Inc.*	12,000
867	Silicon Laboratories, Inc.*	63,768
6,757	Skyworks Solutions, Inc.	662,051
5,527	Sunpower Corp.*^	33,715
1,692	Synaptics, Inc.*^	83,771
9,087	Teradyne, Inc.	282,606

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
22,921	Texas Instruments, Inc.	$1,846,515
2,037	Ultratech, Inc.*	60,336
3,054	Veeco Instruments, Inc.*	91,162
1,889	Versum Materials, Inc.*	57,803
3,038	Xcerra Corp.*	27,008
6,423	Xilinx, Inc.	371,827
3,673	Xperi Corp.	124,698

		20,452,357

Software (3.7%):
7,811	ACI Worldwide, Inc.*	167,077
6,622	Activision Blizzard, Inc.	330,173
5,352	Adobe Systems, Inc.*	696,456
1,009	American Software, Inc., Class A	10,373
1,999	ANSYS, Inc.*	213,633
5,023	Aspen Technology, Inc.*	295,955
2,234	Autodesk, Inc.*	193,174
2,272	Aware, Inc.*	10,678
2,812	Barracuda Networks, Inc.*	64,985
2,184	Blackbaud, Inc.^	167,447
25,743	CA, Inc.	816,568
8,502	Cadence Design Systems, Inc.*	266,963
4,532	CDK Global, Inc.	294,625
4,211	Citrix Systems, Inc.*	351,155
5,712	Dell Technologies, Inc., Class V*	366,025
1,468	Ebix, Inc.	89,915
5,572	Electronic Arts, Inc.*	498,805
699	Ellie Mae, Inc.*	70,089
1,083	Evolving Systems, Inc.^	5,253
1,493	Fair Isaac Corp.	192,522
1,784	FireEye, Inc.*^	22,496
1,444	Fortinet, Inc.*	55,377
977	Globant SA*^	35,562
1,122	Guidewire Software, Inc.*	63,202
6,066	Intuit, Inc.	703,595
3,996	Manhattan Associates, Inc.*	207,992
150,128	Microsoft Corp.	9,887,429
430	MicroStrategy, Inc., Class A*	80,754
1,803	Monotype Imaging Holdings, Inc.	36,240
11,007	Nuance Communications, Inc.*	190,531
56,415	Oracle Corp.	2,516,673
2,127	Paycom Software, Inc.*^	122,324
3,912	Pegasystems, Inc.	171,541
2,433	Progress Software Corp.	70,679
2,402	PTC, Inc.*	126,225
581	QAD, Inc.	16,181
1,224	Qualys, Inc.*	46,390
974	RealPage, Inc.*	33,993
4,474	Red Hat, Inc.*	387,001
294	Rosetta Stone, Inc.*	2,867
737	Rubicon Project, Inc.*	4,341
3,148	Salesforce.com, Inc.*	259,679
2,393	SeaChange International, Inc.*	5,935
1,348	ServiceNow, Inc.*	117,910
2,372	Silver Spring Networks, Inc.*	26,780
967	Splunk, Inc.*^	60,234
6,506	SS&C Technologies Holdings, Inc.	230,312
8,567	Symantec Corp.	262,836
2,279	Synchronoss Technologies, Inc.*^	55,608
3,608	Synopsys, Inc.*	260,245
766	Tableau Software, Inc., Class A*	37,955
3,732	Take-Two Interactive Software, Inc.*	221,196
2,229	Telenav, Inc.*	19,281
7,428	TiVo Corp.	139,275
547	Tyler Technologies, Inc.*	84,544

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
429	Ultimate Software Group, Inc. (The)*^	$83,745
1,722	VASCO Data Security International, Inc.*	23,247
2,730	Verint Systems, Inc.*	118,414
742	VMware, Inc., Class A*	68,368
803	Workday, Inc., Class A*^	66,874
664	Zedge, Inc., Class B*	2,038
37,216	Zynga, Inc.*	106,066

		22,133,806

Specialty Retail (3.4%):
5,776	Aaron’s, Inc.^	171,778
2,444	Advance Auto Parts, Inc.	362,347
13,744	American Eagle Outfitters, Inc.^	192,828
492	America’s Car Mart, Inc.*	17,933
2,209	Asbury Automotive Group, Inc.*	132,761
9,258	Ascena Retail Group, Inc.*	39,439
6,942	AutoNation, Inc.*^	293,577
600	AutoZone, Inc.*^	433,830
3,164	Barnes & Noble Education, Inc.*	30,343
5,007	Barnes & Noble, Inc.	46,315
9,785	Bed Bath & Beyond, Inc.^	386,116
18,685	Best Buy Co., Inc.^	918,368
1,657	Big 5 Sporting Goods Corp.^	25,021
1,519	Boot Barn Holdings, Inc.*^	15,023
583	Build-A-Bear Workshop, Inc.*	5,160
1,808	Burlington Stores, Inc.*	175,900
4,737	Cabela’s, Inc., Class A*	251,582
3,318	Caleres, Inc.	87,662
6,888	CarMax, Inc.*^	407,907
1,987	Cato Corp., Class A	43,635
7,822	Chico’s FAS, Inc.^	111,072
1,389	Children’s Place Retail Stores, Inc. (The)^	166,749
1,991	Christopher & Banks Corp.*	2,947
881	Citi Trends, Inc.	14,977
6,247	CST Brands, Inc.	300,418
1,097	Destination Maternity Corp.*	4,673
2,864	Destination XL Group, Inc.*	8,162
4,900	Dick’s Sporting Goods, Inc.	238,434
5,289	DSW, Inc., Class A^	109,377
6,313	Express, Inc.*	57,511
2,165	Finish Line, Inc. (The), Class A	30,808
2,499	Five Below, Inc.*^	108,232
6,511	Foot Locker, Inc.	487,088
2,397	Francesca’s Holdings Corp.*	36,794
9,167	GameStop Corp., Class A^	206,716
16,270	Gap, Inc. (The)	395,198
1,571	Genesco, Inc.*^	87,112
4,610	GNC Holdings, Inc., Class A^	33,930
1,600	Group 1 Automotive, Inc.	118,528
4,368	Guess?, Inc.^	48,703
1,166	Haverty Furniture Cos., Inc.	28,392
1,874	Hibbett Sports, Inc.*	55,283
31,900	Home Depot, Inc. (The)	4,683,876
1,036	Kirkland’s, Inc.*	12,846
4,361	L Brands, Inc.	205,403
1,938	Lithia Motors, Inc., Class A^	165,990
23,357	Lowe’s Cos., Inc.	1,920,178
1,141	Lumber Liquidators Holdings, Inc.*^	23,950
1,427	MarineMax, Inc.*	30,895
4,050	Michaels Cos., Inc. (The)*^	90,680
1,920	Monro Muffler Brake, Inc.^	100,032
3,308	Murphy U.S.A., Inc.*^	242,873
4,842	New York & Co.*	9,442
2,200	Office Depot, Inc.	10,263

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
2,503	O’Reilly Automotive, Inc.*	$675,410
5,666	Party City Holdco, Inc.*^	79,607
7,245	Penske Automotive Group, Inc.	339,138
1,904	Perfumania Holdings, Inc.*	2,475
170	Pier 1 Imports, Inc.^	1,217
900	Rent-A-Center, Inc.^	7,983
2,425	RH*^	112,181
10,582	Ross Stores, Inc.	697,036
9,608	Sally Beauty Holdings, Inc.*^	196,388
2,956	Select Comfort Corp.*^	73,279
600	Shoe Carnival, Inc.	14,742
3,863	Signet Jewelers, Ltd.	267,590
3,293	Sonic Automotive, Inc., Class A	66,025
1,606	Sportsman’s Warehouse Holdings, Inc.*^	7,677
14,374	Staples, Inc.	126,060
3,378	Stein Mart, Inc.	10,168
1,353	Tailored Brands, Inc.	20,214
289	Tandy Leather Factory, Inc.*	2,370
2,860	The Tile Shop Holdings, Inc.^	55,055
4,460	Tiffany & Co.	425,038
854	Tilly’s, Inc.	7,703
17,522	TJX Cos., Inc. (The)	1,385,640
4,639	Tractor Supply Co.	319,952
737	Trans World Entertainment Corp.*	1,253
2,124	Ulta Salon, Cosmetics & Fragrance, Inc.*	605,829
10,387	Urban Outfitters, Inc.*^	246,795
1,993	Vitamin Shoppe, Inc.*^	40,159
1,842	West Marine, Inc.*	17,573
5,095	Williams-Sonoma, Inc.^	273,194
285	Winmark Corp.	32,205
2,204	Zumiez, Inc.*	40,333

		20,335,346

Technology Hardware, Storage & Peripherals (4.2%):
148,970	Apple, Inc.	21,401,030
728	Astro-Med, Inc.	10,956
2,354	Avid Technology, Inc.*	10,970
748	Cray, Inc.*	16,381
2,278	Diebold, Inc.	69,935
1,956	Eastman Kodak Co.*	22,494
1,744	Electronics for Imaging, Inc.*^	85,160
29,777	Hewlett Packard Enterprise Co.	705,715
33,246	HP, Inc.	594,438
8,552	NCR Corp.*	390,655
10,688	NetApp, Inc.	447,293
12,282	Seagate Technology plc	564,112
2,313	Super Micro Computer, Inc.*	58,635
6,156	Western Digital Corp.	508,055
20,384	Xerox Corp.	149,619

		25,035,448

Textiles, Apparel & Luxury Goods (0.9%):
2,068	Carter’s, Inc.	185,706
484	Cherokee, Inc.*	4,162
9,539	Coach, Inc.	394,246
3,392	Columbia Sportswear Co.	199,280
4,393	Crocs, Inc.*	31,059
810	Culp, Inc.	25,272
2,320	Deckers Outdoor Corp.*	138,574
3,440	Fossil Group, Inc.*^	60,028
2,068	G-III Apparel Group, Ltd.*^	45,269
13,867	Hanesbrands, Inc.^	287,879
3,172	Iconix Brand Group, Inc.*	23,853
6,072	Kate Spade & Co.*^	141,053
4,434	Lululemon Athletica, Inc.*^	229,992

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
7,166	Michael Kors Holdings, Ltd.*	$273,096
30,212	Nike, Inc., Class C	1,683,714
1,259	Oxford Industries, Inc.	72,090
600	Perry Ellis International, Inc.*	12,888
2,605	PVH Corp.	269,539
2,149	Ralph Lauren Corp.	175,401
570	Rocky Brands, Inc.	6,584
3,577	Sequential Brands Group, Inc.*^	13,915
7,159	Skechers U.S.A., Inc., Class A*	196,515
3,826	Steven Madden, Ltd.*^	147,492
700	Superior Uniform Group, Inc.	13,020
3,720	Under Armour, Inc., Class A*^	73,582
3,746	Under Armour, Inc., Class C*^	68,552
1,027	Unifi, Inc.*	29,157
802	Vera Bradley, Inc.*	7,467
5,997	VF Corp.^	329,655
6,221	Wolverine World Wide, Inc.^	155,338

		5,294,378

Thrifts & Mortgage Finance (0.5%):
493	ASB Bancorp, Inc.*	16,762
8,629	Astoria Financial Corp.	176,981
3,548	Bank Mutual Corp.	33,351
1,591	BankFinancial Corp.	23,101
4,285	Beneficial Bancorp, Inc.	68,560
4,484	BofI Holding, Inc.*^	117,167
311	BSB Bancorp, Inc.*	8,786
9,121	Capitol Federal Financial, Inc.	133,440
1,278	Charter Financial Corp.	25,138
2,063	Clifton Bancorp, Inc.^	33,400
2,791	Dime Community Bancshares	56,657
855	ESSA Bancorp, Inc.	12,466
4,321	Essent Group, Ltd.*	156,291
9,408	Everbank Financial Corp.	183,268
403	Federal Agricultural Mortgage Corp.	23,201
408	First Capital, Inc.	13,627
4,276	Flagstar Bancorp, Inc.*	120,540
8	Greene County Bancorp, Inc.	187
155	Hingham Institution for Savings	27,412
1,670	HomeStreet, Inc.*	46,677
787	HopFed Bancorp, Inc.	11,254
613	IF Bancorp, Inc.	12,199
966	Impac Mortgage Holdings, Inc.*	12,036
5,119	Kearny Financial Corp.^	77,041
1,249	Kentucky First Federal Bancorp^	12,303
750	Lake Shore Bancorp, Inc.	11,663
759	Malvern Bancorp, Inc.*	16,091
3,570	Meridian Bancorp, Inc.	65,331
484	Meta Financial Group, Inc.^	42,834
19,071	MGIC Investment Corp.*	193,188
5,566	Nationstar Mortgage Holdings, Inc.*^	87,720
10,538	New York Community Bancorp, Inc.^	147,216
3,378	NMI Holdings, Inc., Class A*	38,509
1,311	Northeast Community Bancorp, Inc.	10,554
2,984	Northfield Bancorp, Inc.	53,772
5,417	Northwest Bancshares, Inc.	91,222
2,643	Oceanfirst Financial Corp.	74,467
503	Oconee Federal Financial Corp.^	12,610
6,975	Ocwen Financial Corp.*^	38,153
3,358	Oritani Financial Corp.	57,086
1,218	PennyMac Financial Services, Inc., Class A*	20,767
3,040	PHH Corp.*	38,699
679	Provident Financial Holdings, Inc.	12,663
3,473	Provident Financial Services, Inc.	89,777
10,356	Radian Group, Inc.	185,994
420	Riverview Bancorp, Inc.	3,003

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
967	SI Financial Group, Inc.	$13,586
561	Southern Missouri Bancorp, Inc.	19,927
733	Territorial Bancorp, Inc.	22,848
5,881	TFS Financial Corp.	97,742
7,273	TrustCo Bank Corp.	57,093
3,739	United Community Financial Corp.	31,183
3,669	United Financial Bancorp, Inc.	62,410
3,636	Washington Federal, Inc.	120,352
2,036	Waterstone Financial, Inc.	37,157
2,181	Wawlker & Dunlop, Inc.*	90,926
1,498	Western New England BanCorp, Inc.	15,729
1,534	WSFS Financial Corp.	70,487

		3,332,604

Tobacco (1.3%):
49,910	Altria Group, Inc.	3,564,573
28,027	Philip Morris International, Inc.	3,164,248
8,746	Reynolds American, Inc.	551,173
1,284	Universal Corp.^	90,843
7,323	Vector Group, Ltd.^	152,318

		7,523,155

Trading Companies & Distributors (0.7%):
7,861	Air Lease Corp.^	304,614
4,508	Aircastle, Ltd.^	108,778
2,594	Applied Industrial Technologies, Inc.	160,439
2,840	Beacon Roofing Supply, Inc.*	139,614
3,157	BMC Stock Holdings, Inc.*	71,348
1,592	CAI International, Inc.*^	25,058
644	Dxp Enterprises, Inc.*	24,388
9,739	Fastenal Co.^	501,559
2,000	H&E Equipment Services, Inc.^	49,040
6,084	HD Supply Holdings, Inc.*	250,205
1,299	Herc Holdings, Inc. Com*	63,508
1,307	Huttig Building Products, Inc.*	10,639
2,054	Kaman Corp., Class A	98,859
5,588	MRC Global, Inc.*^	102,428
2,233	MSC Industrial Direct Co., Inc., Class A	229,463
4,627	NOW, Inc.*^	78,474
1,007	TransAct Technologies, Inc.*	12,789
2,536	Triton International, Ltd.	65,403
5,844	United Rentals, Inc.*^	730,793
6,334	Univar, Inc.*	194,200
1,184	Veritiv Corp.*	61,331
2,272	W.W. Grainger, Inc.^	528,831
1,734	Watsco, Inc.	248,274
84	Watsco, Inc., Class B	12,002
2,955	WESCO International, Inc.*	205,520

		4,277,557

Transportation Infrastructure (0.0%):
2,859	Macquarie Infrastructure Corp.	230,378

Water Utilities (0.1%):
2,327	American States Water Co.	103,086
4,041	American Water Works Co., Inc.	314,269
4,275	Aqua America, Inc.^	137,441
491	Artesian Resources Corp.	15,987
2,891	California Water Service Group	103,642
665	Connecticut Water Service, Inc.	35,345
979	Middlesex Water Co.	36,174
669	Pure Cycle Corp.*	3,713
1,234	SJW Corp.	59,503
772	York Water Co. (The)^	27,059

		836,219

Wireless Telecommunication Services (0.2%):
2,055	Boingo Wireless, Inc.*	26,694

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
4,154	Shenandoah Telecommunications Co.	$116,520
1,649	Spok Holdings, Inc.	31,331
15,850	Sprint Corp.*^	137,578
6,397	Telephone & Data Systems, Inc.	169,584
7,271	T-Mobile US, Inc.*	469,635
782	United States Cellular Corp.*	29,192

		980,534

Total Common Stocks (Cost $526,221,712)		583,489,371

Rights (0.0%):
Biotechnology (0.0%):
2,582	Dyax Corp. CVR, Expires on 12/31/19*(a)(b)	2,866

Media (0.0%):
9,820	Media General, Inc. CVR, Expires on 7/18/17*(a)(b)	18,658

Total Rights (Cost $3,043)		21,524

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bond (0.0%):
Machinery (0.0%):
$18,000	Mueller Industries, Inc., 6.00%, 3/1/27, Callable 5/8/17 @ 106	17,865

Total Corporate Bond (Cost $18,000)		17,865

Securities Held as Collateral for Securities on Loan (8.1%):
$47,224,838	AZL DFA U.S. Core Equity Fund Securities Lending Collateral Account(c)	47,224,838

Total Securities Held as Collateral for Securities on Loan (Cost $47,224,838)		47,224,838

Unaffiliated Investment Company (0.5%):
2,650,130	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(d)	2,650,130

Total Unaffiliated Investment Company (Cost $2,650,130)		2,650,130

Total Investment Securities (Cost $576,117,723)(e) - 108.3%		633,403,728
Net other assets (liabilities) - (8.3)%		(48,359,389)

Net Assets - 100.0%		$585,044,339

Percentages indicated are based on net assets as of March 31, 2017.

ADR	-	American Depositary Receipt
CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $45,159,006.
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.00% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 0.03% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(d)	The rate represents the effective yield at March 31, 2017.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (99.9%):
Aerospace & Defense (1.6%):
1,397	AAR Corp.	$46,981
16,633	Aerojet Rocketdyne Holdings, Inc.*	360,937
3,952	AeroVironment, Inc.*	110,775
1,402	Air Industries Group, Inc.*	5,117
5,128	Arotech Corp.*	15,128
3,415	Astronics Corp.*	108,358
3,937	Astrotech Corp.*	5,157
685	CPI Aerostructures, Inc.*	4,624
4,364	Cubic Corp.	230,419
774	Curtiss-Wright Corp.	70,635
10,090	DigitalGlobe, Inc.*^	330,448
766	Ducommun, Inc.*	22,053
3,343	Engility Holdings, Inc.*	96,746
808	Esterline Technologies Corp.*	69,528
3,376	Innovative Solutions & Support, Inc.*	10,196
7,000	KLX, Inc.*	312,900
11,071	Kratos Defense & Security Solutions, Inc.*	86,132
2,710	LMI Aerospace, Inc.*	37,344
4,348	Mercury Computer Systems, Inc.*	169,789
5,351	Moog, Inc., Class A*	360,390
66	Moog, Inc., Class B*	4,441
1,184	National Presto Industries, Inc.	121,005
8,722	TASER International, Inc.*^	198,774
633	Tel-Instrument Electronics Corp.*	3,260
7,022	The KEYW Holding Corp.*^	66,288
6,548	Triumph Group, Inc.^	168,611
15,588	WESCO Aircraft Holdings, Inc.*	177,703

		3,193,739

Air Freight & Logistics (0.5%):
492	Air T, Inc.*	9,889
13,375	Air Transport Services Group, Inc.*	214,669
1,862	Atlas Air Worldwide Holdings, Inc.*	103,248
4,235	Echo Global Logistics, Inc.*	90,417
4,737	Forward Air Corp.	225,339
5,582	Hub Group, Inc.*	259,005
2,328	Park-Ohio Holdings Corp.	83,692
5,212	Radiant Logistics, Inc.*	26,060

		1,012,319

Airlines (0.5%):
2,784	Allegiant Travel Co.^	446,136
562	Copa Holdings SA, Class A	63,085
7,320	Hawaiian Holdings, Inc.*	340,014
1,113	SkyWest, Inc.	38,120
2,855	Spirit Airlines, Inc.*	151,515

		1,038,870

Auto Components (1.9%):
14,953	American Axle & Manufacturing Holdings, Inc.*	280,817
8,007	Cooper Tire & Rubber Co.^	355,110
2,216	Cooper-Standard Holding, Inc.*	245,821
11,599	Dana Holding Corp.	223,977
5,237	Dorman Products, Inc.*	430,115
6,597	Fox Factory Holding Corp.*	189,334
6,256	Gentherm, Inc.*	245,548
3,680	Horizon Global Corp.*	51,078
4,406	Lci Industries^	439,719
9,007	Modine Manufacturing Co.*	109,885
3,366	Motorcar Parts of America, Inc.*^	103,437
1,992	Shiloh Industries, Inc.*	27,151
6,373	Spartan Motors, Inc.	50,984
4,020	Standard Motor Products, Inc.	197,543
5,863	Stoneridge, Inc.*	106,355
733	Strattec Security Corp.	20,377
4,350	Tenneco, Inc.	271,527
3,920	Tower International, Inc.	106,232

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
2,883	Visteon Corp.*	$282,390
4,313	VOXX International Corp.*	22,428

		3,759,828

Automobiles (0.1%):
1,621	Thor Industries, Inc.	155,826
4,607	Winnebago Industries, Inc.^	134,755

		290,581

Banks (14.3%):
1,584	1st Constitution Bancorp	29,225
4,420	1st Source Corp.	207,519
1,956	Access National Corp.^	58,719
410	ACNB Corp.	11,829
1,639	American National Bankshares, Inc.	61,053
346	American River Bankshares	5,128
7,219	Ameris Bancorp	332,795
1,649	Ames National Corp.	50,459
294	Anchor Bancorp, Inc.*	7,556
2,791	Arrow Financial Corp.	94,615
12,707	Associated Banc-Corp.	310,051
13	Auburn National Bancorp, Inc.	430
6,594	Banc of California, Inc.	136,496
2,407	BancFirst Corp.	216,389
736	Bancorp of New Jersey, Inc.	11,224
7,009	Bancorp, Inc. (The)*	35,746
14,954	BancorpSouth, Inc.	452,358
2,653	Bank of Commerce Holdings	28,387
3,143	Bank of Hawaii Corp.^	258,857
1,200	Bank of Marin Bancorp	77,220
441	Bank of South Carolina Corp.^	9,173
4,201	Banner Corp.	233,744
2,449	Bar Harbor Bankshares	81,013
1,367	Bay Bancorp, Inc.*	10,731
595	BCB Bancorp, Inc.	9,907
4,723	Berkshire Hills Bancorp, Inc.	170,264
6,893	BNC Bancorp	241,600
14,390	Boston Private Financial Holdings, Inc.^	235,996
2,206	Bridge Bancorp, Inc.	77,210
12,156	Brookline Bancorp, Inc.	190,241
3,289	Bryn Mawr Bank Corp.	129,916
74	C&F Financial Corp.	3,426
1,274	California First National Bancorp	20,639
2,359	Camden National Corp.	103,890
4,547	Capital Bank Financial Corp., Class A	197,340
3,242	Capital City Bank Group, Inc.	69,346
5,532	Cardinal Financial Corp.	165,628
397	Carolina Financial Corp.	11,910
13,625	Cascade Bancorp*	105,049
10,925	Cathay General Bancorp	411,653
8,484	Centerstate Banks, Inc.	219,736
5,261	Central Pacific Financial Corp.	160,671
1,141	Central Valley Community Bancorp	23,391
511	Century Bancorp, Inc.	31,082
5,879	Chemical Financial Corp.	300,711
940	Chemung Financial Corp.	37,130
2,509	Citizens & Northern Corp.^	58,410
261	Citizens First Corp.	4,920
718	Citizens Holding Co.	17,304
2,576	City Holding Co.	166,100
797	Civista Bancshares, Inc.	17,662
2,720	CNB Financial Corp.	64,981
7,107	CoBiz Financial, Inc.	119,398
75	Codorus Valley Bancorp, Inc.	1,943
56	Colony Bankcorp, Inc.	762
9,253	Columbia Banking System, Inc.	360,773
6,845	Community Bank System, Inc.	376,337

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,296	Community Bankers Trust Corp.*	$26,368
3,050	Community Trust Bancorp, Inc.	139,538
525	Community West Bancshares	5,303
5,611	ConnectOne Bancorp, Inc.	136,067
3,186	CU Bancorp*	126,325
5,060	Customers Bancorp, Inc.*	159,542
16,555	CVB Financial Corp.^	365,699
130	DNB Financial Corp.	4,420
609	Eagle Bancorp Montana, Inc.	12,271
4,678	Eagle Bancorp, Inc.*	279,277
2,246	Eastern Virginia Bankshares, Inc.	23,538
3,787	Enterprise Financial Services Corp.	160,569
300	Equity Bancshares, Inc.*	9,531
534	Evans Bancorp, Inc.	20,506
35,141	F.N.B. Corp.	522,546
1,103	Farmers Capital Bank Corp.	44,561
2,582	Farmers National Banc Corp.	37,052
242	Fauquier Bankshares, Inc.	4,392
819	FCB Financial Holdings, Inc.*	40,581
4,515	Fidelity Southern Corp.	101,046
2,609	Financial Institutions, Inc.	85,967
38,108	First Bancorp*	215,310
4,403	First Bancorp	128,975
2,165	First Bancorp, Inc.	58,996
965	First Bancshares, Inc. (The)^	27,503
6,563	First Busey Corp.	192,952
1,646	First Business Financial Services, Inc.	42,730
545	First Citizens BancShares, Inc., Class A	182,777
3,144	First Commonwealth Financial Corp.	41,689
3,514	First Community Bankshares	87,745
2,774	First Connecticut Bancorp, Inc.	68,795
10,098	First Financial Bancorp	277,190
9,006	First Financial Bankshares, Inc.^	361,140
2,100	First Financial Corp.	99,750
1,717	First Financial Northwest, Inc.	30,339
2,578	First Foundation, Inc.*	39,985
8,453	First Horizon National Corp.^	156,381
3,685	First Interstate BancSystem, Class A	146,110
6,546	First Merchants Corp.	257,389
12,960	First Midwest Bancorp, Inc.	306,893
3,442	First NBC Bank Holding Co.*^	13,768
3,897	First of Long Island Corp. (The)	105,414
28	First Savings Financial Group	1,400
888	First South Bancorp	10,771
234	First United Corp.*	3,393
908	First US Bancshares, Inc.	11,232
4,932	Flushing Financial Corp.	132,523
279	Franklin Financial Network, Inc.*	10,811
25,457	Fulton Financial Corp.	454,406
2,789	German American Bancorp, Inc.^	132,031
11,784	Glacier Bancorp, Inc.^	399,830
2,565	Great Southern Bancorp, Inc.	129,533
1,459	Great Western Bancorp, Inc.	61,876
3,876	Guaranty Bancorp	94,381
6,418	Hancock Holding Co.	292,340
5,559	Hanmi Financial Corp.	170,939
38	Hawthorn Bancshares, Inc.	787
3,898	Heartland Financial USA, Inc.	194,705
5,183	Heritage Financial Corp.	128,279
6,360	Heritage Oaks Bancorp	84,906
4,977	Hertiage Commerce Corp.	70,176
15,083	Hilltop Holdings, Inc.	414,329
9,496	Home Bancshares, Inc.	257,057
3,318	Hometrust Bancshares, Inc.*	77,973

Shares		Fair Value
Common Stocks, continued
Banks, continued
18,841	Hope BanCorp, Inc.	$361,181
2,959	Horizon Bancorp	77,585
3,241	IBERIABANK Corp.	256,363
4,455	Independent Bank Corp.	289,575
3,196	Independent Bank Group, Inc.	205,503
10,528	International Bancshares Corp.	372,690
7,007	Lakeland Bancorp, Inc.	137,337
4,322	Lakeland Financial Corp.	186,365
745	Landmark Bancorp, Inc.	22,141
1,512	LCNB Corp.	36,061
7,870	LegacyTexas Financial Group, Inc.^	314,012
5,225	Macatawa Bank Corp.	51,623
1,048	Mackinac Financial Corp.	14,295
4,070	Mainsource Financial Group, Inc.	134,025
6,198	MB Financial, Inc.	265,398
1,565	MBT Financial Corp.	17,763
3,203	Mercantile Bank Corp.	110,183
1,168	Merchants Bancshares, Inc.	56,882
303	Middleburg Financial Corp.	12,132
1,441	MidWestone Financial Group, Inc.	49,412
892	MutualFirst Financial, Inc.	28,143
4,474	National Bank Holdings Corp.	145,405
1,309	National Bankshares, Inc.	49,153
6,959	NBT Bancorp, Inc.	257,970
378	Nicolet Bankshares, Inc.*	17,895
1,136	Northeast Bancorp	17,324
1,357	Northrim Bancorp, Inc.	40,778
406	Norwood Financial Corp.	16,695
7,468	OFG Bancorp	88,122
183	Ohio Valley Banc Corp.	5,124
2,029	Old Line Bancshares, Inc.	57,786
19,364	Old National Bancorp	335,964
1,004	Old Point Financial Corp.	30,271
3,314	Old Second Bancorp, Inc.	37,283
1,178	Opus Bank	23,737
1,398	Orrstown Financial Services, Inc.	31,245
3,315	Pacific Continental Corp.	81,218
1,718	Pacific Mercantile Bancorp*	12,971
4,076	Pacific Premier Bancorp, Inc.*	157,130
2,309	Park National Corp.^	242,907
8,402	Park Sterling Corp.	103,429
1,230	Parke Bancorp, Inc.	26,261
2,884	Peapack-Gladstone Financial Corp.	85,338
968	Penns Woods Bancorp, Inc.	42,060
395	Peoples Bancorp of NC	11,732
3,369	Peoples Bancorp, Inc.	106,663
452	People’s Utah BanCorp	11,955
4,379	Pinnacle Financial Partners, Inc.	290,985
3,264	Popular, Inc.	132,943
1,000	Porter Bancorp, Inc.*	9,390
2,485	Preferred Bank Los Angeles	133,345
955	Premier Financial Bancorp, Inc.	20,084
11,402	PrivateBancorp, Inc.	676,936
425	Prosperity Bancshares, Inc.	29,627
1,118	QCR Holdings, Inc.	47,347
5,547	Renasant Co.	220,160
2,499	Republic Bancorp, Inc., Class A	85,941
6,466	Republic First Bancorp, Inc.*	53,668
6,121	S & T Bancorp, Inc.	211,787
320	Salisbury Bancorp, Inc.	12,400
4,230	Sandy Spring Bancorp, Inc.	173,388
552	SB Financial Group, Inc.	9,263
6,202	Seacoast Banking Corp.*	148,724
1,252	Select Bancorp, Inc.*	13,747
2,077	ServisFirst Bancshares, Inc.^	75,561
2,325	Shore Bancshares, Inc.	38,851

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,735	Sierra Bancorp	$75,021
4,932	Simmons First National Corp., Class A^	272,000
3,837	South State Corp.	342,835
562	Southern First Bancshares, Inc.*	18,349
892	Southern National Bancorp	15,102
4,344	Southside Bancshares, Inc.	145,828
3,583	Southwest Bancorp	93,695
88	Southwest Georgia Financial Corp.	1,975
6,242	State Bank Financial Corp.	163,041
16,487	Sterling Bancorp	390,741
690	Stewardship Financial Corp.^	5,934
4,055	Stock Yards Bancorp, Inc.	164,836
245	Stonegate Bank	11,537
2,188	Suffolk Bancorp	88,417
682	Summit Financial Group, Inc.	14,690
1,203	Summit State Bank	15,639
2,160	Sun Bancorp, Inc.	52,704
625	Sussex Bancorp	15,313
21,638	TCF Financial Corp.	368,278
3,457	Texas Capital Bancshares, Inc.*	288,487
2,544	Tompkins Financial Corp.	204,919
9,685	TowneBank^	313,794
4,274	TriCo Bancshares	151,855
5,240	Tristate Capital Holdings, Inc.*	122,354
10,347	Trustmark Corp.^	328,930
98	Two River Bancorp	1,732
3,397	UMB Financial Corp.	255,828
7,078	Union Bankshares Corp.	249,004
249	Union Bankshares, Inc.	10,695
450	United Bancshares, Inc.	9,383
5,931	United Bankshares, Inc.	250,585
3,612	United Community Banks, Inc.	100,016
907	United Security Bancshares*	6,621
42	Unity Bancorp, Inc.	712
4,739	Univest Corp.	122,740
33,761	Valley National Bancorp^	398,379
398	Veritex Holdings, Inc.*	11,192
2,963	Washington Trust Bancorp	146,076
456	WashingtonFirst Bankshare, Inc.	12,768
2,793	Webster Financial Corp.^	139,762
127	Wellesley Bank	3,112
6,412	WesBanco, Inc.	244,361
3,230	West Bancorp	74,129
4,131	Westamerica Bancorp	230,634
3,614	Wintrust Financial Corp.	249,800
83	Xenith Bankshares, Inc.*	2,106

		28,711,792

Beverages (0.4%):
1,205	Coca-Cola Bottling Co. Consolidated	248,254
1,920	Craft Brewers Alliance, Inc.*	25,632
2,840	MGP Ingredients, Inc.^	154,013
4,974	National Beverage Corp.^	420,452
1,846	Primo Water Corp.*	25,069
985	Willamette Valley Vineyards, Inc.*^	7,880

		881,300

Biotechnology (0.8%):
383	Acorda Therapeutics, Inc.*^	8,043
2,927	Akebia Therapeutics, Inc.*	26,928
1,030	Alder Biopharmaceuticals, Inc.*	21,424
1,397	AMAG Pharmaceuticals, Inc.*^	31,502
2,800	Amicus Therapeutics, Inc.*^	19,964
3,846	Aptevo Therapeutics, Inc.*	7,923
3,629	Atara Biotherapeutics, Inc.*	74,576
3,900	Atyr Pharma, Inc.*	13,650
1,280	Biospecifics Technologies Corp.*	70,144

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
740	Bluebird Bio, Inc.*	$67,266
6,042	Celldex Theraputics, Inc.*^	21,812
4,691	Chimerix, Inc.*	29,929
6,811	Emergent Biosolutions, Inc.*^	197,791
3,175	Enanta Pharmaceuticals, Inc.*	97,790
1,280	Five Prime Therapeutics, Inc.*	46,272
7,434	Fortress Biotech, Inc.*	27,506
3,451	Genocea Biosciences, Inc.*^	21,017
592	ImmuCell Corp.*^	3,220
1,703	Inotek Pharmaceuticals Corp.*^	3,406
11,121	Insys Therapeutics, Inc.*^	116,882
2,838	Karyopharm Therapeutics, Inc.*	36,440
1,681	Ligand Pharmaceuticals, Inc., Class B*^	177,917
3,803	Mimedx Group, Inc.*^	36,243
2,500	Mirati Therapeutics, Inc.*	13,000
9,783	Myriad Genetics, Inc.*	187,834
5,361	Newlink Genetics Corp.*	129,200
2,308	Otonomy, Inc.*	28,273
27,986	PDL BioPharma, Inc.^	63,528
1,429	Pfenex, Inc.*	8,302
1,505	Retrophin, Inc.*	27,782
2,100	Spectrum Pharmaceuticals, Inc.*^	13,650
3,399	Zafgen, Inc.*	15,839

		1,645,053

Building Products (1.6%):
8,458	AAON, Inc.	298,990
2,186	Advanced Drainage Systems, Inc.	47,873
2,775	American Woodmark Corp.*	254,745
4,986	Apogee Enterprises, Inc.^	297,215
3,226	Armstrong Flooring, Inc.*	59,423
6,018	Armstrong World Industries, Inc.*^	277,129
14,981	Builders FirstSource, Inc.*	223,217
1,725	Continental Building Products, Inc.*	42,263
308	Continental Materials Corp.*	7,577
281	Csw Industrials, Inc.*	10,313
1,117	Gibraltar Industries, Inc.*	46,020
3,952	Insteel Industries, Inc.^	142,825
11,839	NCI Building Systems, Inc.*^	203,039
2,514	Patrick Industries, Inc.*	178,243
8,952	PGT, Inc.*	96,234
11,370	Ply Gem Holdings, Inc.*	223,989
6,124	Quanex Building Products Corp.	124,011
7,563	Simpson Manufacturing Co., Inc.	325,890
4,588	Trex Co., Inc.*	318,361
471	Universal Forest Products, Inc.	46,412

		3,223,769

Capital Markets (1.3%):
3,202	Artisan Partners Asset Management, Inc., Class A	88,375
14,391	BGC Partners, Inc., Class A	163,482
6,803	Cohen & Steers, Inc.^	271,915
575	Diamond Hill Investment Group	111,866
597	Donnelley Financial Solutions, Inc.*	11,516
4,561	Federated Investors, Inc., Class B^	120,137
3,639	Financial Engines, Inc.^	158,478
8,015	Gain Capital Holdings, Inc.^	66,765
1,201	GAMCO Investors, Inc., Class A	35,538
4,915	Greenhill & Co., Inc.^	144,010
211	Hennessy Advisors, Inc.	3,547
1,116	Houlihan Lokey, Inc.	38,446
10,023	Interactive Brokers Group, Inc., Class A	347,998
3,072	INTL FCStone, Inc.*	116,613
5,216	Janus Capital Group, Inc.	68,851
11,945	KCG Holdings, Inc.*	212,979

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
34,837	Ladenburg Thalmann Financial Services, Inc.*	$86,396
844	LPL Financial Holdings, Inc.	33,617
1,098	Moelis & Co., Class A	42,273
1,098	Om Asset Management plc	16,602
2,541	Oppenheimer Holdings, Class A	43,451
2,624	Pzena Investment Management, Inc.	25,820
3,824	Safeguard Scientifics, Inc.*	48,565
1,619	Silvercrest Asset Management Group, Inc., Class A	21,533
1,266	Stifel Financial Corp.*^	63,541
207	Value Line, Inc.	3,562
1,049	Virtu Financial, Inc.^	17,833
345	Virtus Investment Partners, Inc.	36,536
1,678	Westwood Holdings, Inc.	89,622
21,433	WisdomTree Investments, Inc.^	194,612

		2,684,479

Chemicals (2.8%):
5,150	A. Schulman, Inc.	161,968
2,982	Advansix, Inc.*	81,468
5,740	American Vanguard Corp.	95,284
4,463	Balchem Corp.	367,840
4,933	Cabot Corp.	295,536
9,956	Calgon Carbon Corp.	145,358
1,192	Chase Corp.	113,717
12,818	Chemtura Corp.*	428,121
1,403	Core Molding Technologies, Inc.*	25,015
2,886	Ferro Corp.*	43,838
2,318	Flotek Industries, Inc.*	29,647
7,977	Futurefuel Corp.	113,114
3,321	GCP Applied Technologies, Inc.*	108,431
7,719	H.B. Fuller Co.^	397,992
1,989	Hawkins, Inc.	97,461
796	Ingevity Corp.*	48,437
3,644	Innophos Holdings, Inc.	196,667
3,945	Innospec, Inc.	255,439
14,475	Intrepid Potash, Inc.*	24,897
2,103	KMG Chemicals, Inc.	96,885
5,305	Kraton Performance Polymers, Inc.*	164,031
13,418	Kronos Worldwide, Inc.^	220,458
4,373	LSB Industries, Inc.*^	41,019
5,354	Minerals Technologies, Inc.	410,116
893	Northern Technologies International Corp.*	15,895
5,935	Olin Corp.^	195,083
8,799	Omnova Solutions, Inc.*	87,110
10,245	Platform Speciality Products Corp.*	133,390
3,797	PolyOne Corp.	129,440
2,081	Quaker Chemical Corp.	273,984
2,769	Rayonier Advanced Materials, Inc.	37,243
1,528	Sensient Technologies Corp.	121,109
3,545	Stepan Co.	279,381
279	TOR Minerals International, Inc.*	1,939
4,603	Trecora Resources*	51,093
1,788	Tredegar Corp.	31,379
2,135	Trinseo SA	143,259
10,917	Tronox, Ltd., Class A	201,419

		5,664,463

Commercial Services & Supplies (3.4%):
8,644	ABM Industries, Inc.	376,877
17,694	ACCO Brands Corp.*	232,676
675	Acme United Corp.	18,968
1,580	AMREP Corp.*	10,128
8,754	ARC Document Solutions, Inc.*	30,201
7,780	Brady Corp., Class A	300,697
7,802	Brink’s Co. (The)	417,016

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
7,585	Casella Waste Systems, Inc.*	$107,024
5,965	CECO Environmental Corp.	62,692
2,332	Clean Harbors, Inc.*	129,706
325	CompX International, Inc.	4,989
19,019	Covanta Holding Corp.^	298,598
1,356	Deluxe Corp.	97,863
535	Ecology and Environment, Inc., Class A	5,350
1,100	Ennis, Inc.	18,700
6,386	Essendant, Inc.	96,748
3,351	Healthcare Services Group, Inc.^	144,395
8,377	Herman Miller, Inc.	264,294
6,948	HNI Corp.	320,233
3,277	Hudson Technologies, Inc*^	21,628
5,892	InnerWorkings, Inc.*^	58,684
11,087	Interface, Inc.	211,207
4,059	Intersections, Inc.*	16,317
7,005	Kimball International, Inc., Class B	115,583
8,287	Knoll, Inc.	197,313
597	LSC Communications, Inc.	15,021
5,018	Matthews International Corp., Class A	339,468
4,607	McGrath Rentcorp	154,657
7,137	Mobile Mini, Inc.	217,679
5,829	MSA Safety, Inc.	412,051
2,406	Multi-Color Corp.	170,826
2,566	NL Industries, Inc.*	16,551
2,198	Perma-Fix Environmental Services, Inc.*	6,924
5,379	Quad Graphics, Inc.	135,766
1,465	RR Donnelley & Sons Co.	17,741
3,757	SP Plus Corp.*	126,799
15,045	Steelcase, Inc., Class A	252,004
5,115	Team, Inc.*^	138,361
8,423	Tetra Tech, Inc.	344,079
6,115	Trc Companies, Inc.*	106,707
2,218	UniFirst Corp.	313,736
3,770	US Ecology, Inc.^	176,625
1,974	Versar, Inc.*	3,297
3,364	Virco Manufacturing Co.*	13,288
2,196	Vse Corp.	89,597
11,947	West Corp.	291,746

		6,900,810

Communications Equipment (1.9%):
9,580	ADTRAN, Inc.	198,785
1,444	Applied Optoelectronics, Inc.*^	81,081
254	Bel Fuse, Inc., Class A	5,624
1,595	Bel Fuse, Inc., Class B	40,752
1,669	Black Box Corp.	14,938
5,439	CalAmp Corp.*^	91,321
9,819	Calix, Inc.*	71,188
14,467	Ciena Corp.*^	341,566
980	Clearfield, Inc.*	16,121
1,808	ClearOne, Inc.	17,899
316	Communications Systems, Inc.	1,390
759	Digi International, Inc.*	9,032
6,028	EMCORE Corp.	54,252
9,247	Extreme Networks, Inc.*	69,445
16,507	Finisar Corp.*	451,301
15,310	Harmonic, Inc.*^	91,095
2,083	Infinera Corp.*^	21,309
5,413	InterDigital, Inc.	467,141
13,422	Ixia*	263,742
3,225	KVH Industries, Inc.*	27,090
637	Lumentum Holdings, Inc.*	33,984
5,346	NETGEAR, Inc.*	264,894

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
4,903	NetScout Systems, Inc.*	$186,069
4,083	Oclaro, Inc.*^	40,095
131	Optical Cable Corp.*	400
5,394	Plantronics, Inc.	291,869
900	RELM Wireless Corp.	4,500
3,494	ShoreTel, Inc.*	21,488
4,620	Sonus Networks, Inc.*	30,446
4,773	Ubiquiti Networks, Inc.*^	239,891
4,272	ViaSat, Inc.*^	272,639
8,844	Viavi Solutions, Inc.*	94,808

		3,816,155

Construction & Engineering (1.4%):
5,275	Ameresco, Inc., Class A*	34,551
3,485	Argan, Inc.	230,533
6,419	Comfort Systems USA, Inc.	235,256
5,169	Dycom Industries, Inc.*^	480,458
6,026	Emcor Group, Inc.	379,337
5,482	Granite Construction, Inc.	275,142
5,928	Hc2 Holdings, Inc.	36,754
1,979	IES Holdings, Inc.*	35,820
19,282	KBR, Inc.	289,808
2,462	Layne Christensen Co.*^	21,764
3,054	MasTec, Inc.*	122,313
2,719	MYR Group, Inc.*	111,479
1,479	Northwest Pipe Co.*	23,235
1,180	NV5 Holdings, Inc.*^	44,368
5,203	Orion Marine Group, Inc.*	38,866
1,563	Primoris Services Corp.^	36,293
3,151	Sterling Construction Co., Inc.*	29,147
4,317	The Goldfield Corp.*	24,823
2,416	Valmont Industries, Inc.	375,688

		2,825,635

Construction Materials (0.2%):
12,539	Headwaters, Inc.*	294,416
454	Summit Materials, Inc., Class A*	11,218
720	U.S. Lime & Minerals, Inc.	56,866
2,142	U.S. Concrete, Inc.*^	138,266

		500,766

Consumer Finance (0.8%):
195	Asta Funding, Inc.*	1,599
2,191	Atlanticus Holdings Corp.*	5,719
5,088	Consumer Portfolio Services, Inc.*	23,964
4,412	Encore Capital Group, Inc.*^	135,890
6,053	Enova International, Inc.*	89,887
9,775	EZCORP, Inc., Class A*	79,666
7,482	Firstcash, Inc.	367,740
1,542	Green Dot Corp., Class A*	51,441
5,035	Nelnet, Inc., Class A	220,835
1,556	Nicholas Financial, Inc.*	16,540
7,134	PRA Group, Inc.*^	236,492
2,376	Regional Mgmt Corp.*	46,166
17,338	SLM Corp.*	209,790
1,528	World Acceptance Corp.*	79,120

		1,564,849

Containers & Packaging (0.3%):
4,085	Greif, Inc., Class A	225,043
1,290	Greif, Inc., Class B	84,237
5,740	Myers Industries, Inc.	90,979
1,193	Owens-Illinois, Inc.*	24,313
2,073	Silgan Holdings, Inc.	123,053
1,332	UFP Technologies, Inc.*	34,499

		582,124

Distributors (0.1%):
12	AMCON Distributing Co.	1,189
6,735	Core Markt Holdngs Co., Inc.^	210,064

Shares		Fair Value
Common Stocks, continued
Distributors, continued
813	Educational Development Corp.	$5,488
2,157	Weyco Group, Inc.	60,569

		277,310

Diversified Consumer Services (1.0%):
3,229	American Public Education, Inc.*	73,944
1,526	Ascent Capital Group, Inc.*	21,562
3,362	Bridgepoint Education, Inc.*	35,873
8,795	Cambium Learning Group, Inc.*	43,096
2,063	Capella Education Co.	175,406
12,930	Career Education Corp.*	112,491
3,238	Carriage Services, Inc.^	87,815
1,667	Collectors Universe, Inc.	43,509
3,507	DeVry Education Group, Inc.	124,323
72	Graham Holdings Co., Class B	43,168
7,518	Grand Canyon Education, Inc.*	538,363
4,931	Houghton Mifflin Harcourt Co.*	50,050
7,399	K12, Inc.*	141,691
2,183	Liberty Tax, Inc.	31,108
1,526	National American University Holdings, Inc.	3,739
7,916	Sotheby’s*	360,019
2,055	Strayer Education, Inc.	165,407
5,156	Universal Technical Institute, Inc.*	17,788
2,231	Weight Watchers International, Inc.*	34,737

		2,104,089

Diversified Financial Services (0.1%):
2,417	Marlin Business Services, Inc.	62,238
6,056	Newstar Financial, Inc.	64,072
4,366	PICO Holdings, Inc.*	61,124
2,849	Tiptree Financial, Inc., Class A	20,798

		208,232

Diversified Telecommunication Services (0.7%):
2,689	ATN International, Inc.	189,359
7,179	Cincinnati Bell, Inc.*	127,068
6,360	Cogent Communications Group, Inc.^	273,798
1,823	Consolidated Communications Holdings, Inc.	42,695
5,025	FairPoint Communications, Inc.*	83,415
7,358	General Communication, Inc., Class A*	153,046
2,168	Hawaiian Telcom Holdco, Inc.*	49,669
4,115	IDT Corp.	52,343
15,938	Iridium Communications, Inc.*^	153,802
4,346	Lumos Networks Corp.*	76,924
13,354	Orbcomm, Inc.*	127,531
9,776	Vonage Holdings Corp.*^	61,784
21,927	Windstream Holdings, Inc.^	119,502

		1,510,936

Electric Utilities (1.2%):
8,055	ALLETE, Inc.	545,404
6,545	El Paso Electric Co.	330,523
3,043	Genie Energy, Ltd., Class B	22,031
1,608	IDACORP, Inc.	133,400
5,326	MGE Energy, Inc.	346,190
6,258	Otter Tail Power Co.	237,178
13,077	PNM Resources, Inc.	483,849
8,824	Portland General Electric Co.	391,962

		2,490,537

Electrical Equipment (0.8%):
1,690	Allied Motion Technologies, Inc.	33,969
547	American Electric Technologies, Inc.*	1,176
4,380	AZZ, Inc.^	260,610
1,826	Babcock & Wilcox Enterprises, Inc.*	17,055

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
3,898	Encore Wire Corp.	$179,308
5,838	EnerSys	460,851
411	Espey Manufacturing & Electronics Corp.	9,453
2,200	Fuelcell Energy, Inc.*	3,025
3,351	Generac Holdings, Inc.*^	124,925
7,693	General Cable Corp.	138,089
4,534	LSI Industries, Inc.	45,748
53	Pioneer Power Solutions, Inc.*	395
569	Powell Industries, Inc.	19,596
2,209	Power Solutions International, Inc.*^	22,289
1,064	Preformed Line Products Co.	55,488
1,305	Regal-Beloit Corp.	98,723
75	Servotronics, Inc.	833
5,525	Thermon Group Holdings, Inc.*^	115,141
3,104	Ultralife Corp.*	16,762

		1,603,436

Electronic Equipment, Instruments & Components (3.6%):
2,011	ADDvantage Technologies Group, Inc.*	3,740
994	Agilysys, Inc.*	9,393
5,388	Anixter International, Inc.*	427,268
17,356	AVX Corp.	284,291
5,459	Badger Meter, Inc.	200,618
1,351	Belden, Inc.	93,476
1,407	Cognex Corp.	118,118
3,319	Coherent, Inc.*	682,520
4,630	Control4 Corp.*	73,108
4,147	CUI Global, Inc.*	19,657
8,032	Daktronics, Inc.	75,902
1,365	Data I/O Corp.*	6,811
5,745	Electro Scientific Industries, Inc.*	40,043
5,917	Fabrinet*	248,692
3,079	FARO Technologies, Inc.*	110,074
640	Frequency Electronics, Inc.*	7,040
2,274	Identiv, Inc.*	16,054
646	IEC Electronics Corp.*	2,481
10,491	II-VI, Inc.*	378,201
1,303	Insight Enterprises, Inc.*	53,540
199	IntriCon Corp.*	1,811
2,791	Invensense, Inc.*^	35,250
5,973	Itron, Inc.*	362,561
8,386	KEMET Corp.*	100,632
2,556	Kimball Electronics, Inc.*	43,324
12,427	Knowles Corp.*^	235,492
2,990	Littlelfuse, Inc.	478,131
662	Mesa Labs, Inc.	81,227
6,265	Methode Electronics, Inc., Class A	285,684
604	MOCON, Inc.	13,137
2,644	MTS Systems Corp.	145,552
2,608	Napco Security Technologies, Inc.*	26,602
6,456	Novanta, Inc.*	171,407
3,285	OSI Systems, Inc.*	239,772
3,068	PAR Technology Corp.*	21,998
3,846	Park Electrochemical Corp.	68,690
1,746	PCM, Inc.*	48,975
1,875	Perceptron, Inc.*	15,638
5,383	Plexus Corp.*	311,137
6,950	RadiSys Corp.*	27,800
1,727	RF Industries, Ltd.	2,591
2,724	Rogers Corp.*	233,910
11,734	Sanmina Corp.*	476,400
4,214	ScanSource, Inc.*	165,400
2,388	SYNNEX Corp.	267,313
1,210	Tech Data Corp.*	113,619

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
15,168	TTM Technologies, Inc.*^	$244,660
203	Universal Display Corp.	17,478
3,719	VeriFone Systems, Inc.*^	69,657
6,432	Vishay Intertechnology, Inc.^	105,806
989	Wayside Technology Group, Inc.	18,395
3,952	Wireless Telecom Group, Inc.*	5,849

		7,286,925

Energy Equipment & Services (1.6%):
483	Archrock, Inc.	5,989
8,563	Atwood Oceanics, Inc.*	81,605
1,388	Dawson Geophysical Co.*	7,717
4,461	Diamond Offshore Drilling, Inc.*	74,543
4,550	Dril-Quip, Inc.*^	248,203
10,415	Ensco plc, Class A, ADR^	93,214
3,837	Era Group, Inc.*	50,879
241	Exterran Corp.*	7,579
14,952	Forum Energy Technologies, Inc.*^	309,505
3,592	Frank’s International NV	37,967
1,260	Geospace Technologies Corp.*	20,450
2,641	Gulf Island Fabrication, Inc.	30,504
6,137	Helix Energy Solutions Group, Inc.*	47,684
1,321	Hornbeck Offshore Services, Inc.*^	5,852
5,580	Matrix Service Co.*	92,070
39,348	McDermott International, Inc.*	265,599
16,654	Nabors Industries, Ltd.	217,668
2,316	Natural Gas Services Group*	60,332
17,950	Newpark Resources, Inc.*^	145,395
11,459	Noble Corp. plc^	70,931
2,780	Oceaneering International, Inc.	75,282
2,351	Oil States International, Inc.*^	77,936
23,169	Parker Drilling Co.*	40,546
6,733	Patterson-UTI Energy, Inc.^	163,410
2,412	PHI, Inc.*	28,896
11,895	Pioneer Energy Services Corp.*	47,580
1,757	Rignet, Inc.*	37,688
16,158	Rowan Cos. plc, Class A*^	251,742
1,726	RPC, Inc.	31,603
14,153	Superior Energy Services, Inc.*^	201,822
7,901	Tesco Corp.*	63,603
5,480	TETRA Technologies, Inc.*	22,304
1,769	U.S. Silica Holdings, Inc.	84,894
3,954	Unit Corp.*^	95,529

		3,096,521

Food & Staples Retailing (0.6%):
4,717	Chefs’ Warehouse, Inc.*	65,566
2,510	Ingles Markets, Inc., Class A	108,307
4,259	Natural Grocers by Vitamin Cottage, Inc.*	44,251
4,174	PriceSmart, Inc.^	384,842
200	SpartanNash Co.	6,998
37,425	Supervalu, Inc.*	144,461
645	The Andersons, Inc.	24,446
1,585	United Natural Foods, Inc.*^	68,520
1,832	Village Super Market, Inc., Class A^	48,548
4,539	Weis Markets, Inc.	270,751

		1,166,690

Food Products (1.7%):
8,875	B&G Foods, Inc.^	357,219
2,862	Calavo Growers, Inc.^	173,437
5,334	Cal-Maine Foods, Inc.^	196,291
1,318	Coffee Holding Co., Inc.*	6,129
7,904	Darling International, Inc.*	114,766
13,942	Dean Foods Co.^	274,100
3,107	Farmer Brothers Co.*	109,832

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
1,800	Fresh Del Monte Produce, Inc.	$106,614
3,708	Inventure Foods, Inc.*^	16,389
2,736	J & J Snack Foods Corp.	370,892
307	John B Sanfilippo And Son, Inc.^	22,469
2,662	Lancaster Colony Corp.	342,972
2,754	Landec Corp.*	33,048
2,658	Limoneira Co.	55,579
596	Omega Protein Corp.	11,950
1,400	Post Holdings, Inc.*^	122,528
1,220	Rocky Mountain Chocolate Factory, Inc.	13,762
2,912	Sanderson Farms, Inc.	302,382
1,677	Seneca Foods Corp., Class A*	60,540
12	Seneca Foods Corp., Class B*	450
10,495	Snyders-Lance, Inc.	423,053
6,159	Tootsie Roll Industries, Inc.	230,054

		3,344,456

Gas Utilities (1.6%):
2,635	Chesapeake Utilities Corp.	182,342
1,008	Delta Natural Gas Co., Inc.	30,593
2,109	Gas Natural, Inc.	26,784
12,319	New Jersey Resources Corp.^	487,832
4,793	Northwest Natural Gas Co.	283,266
5,713	ONE Gas, Inc.	386,199
118	RGC Resources, Inc.	2,596
10,915	South Jersey Industries, Inc.	389,120
5,524	Southwest Gas Corp.	457,995
6,743	Spire, Inc.	455,153
5,777	WGL Holdings, Inc.	476,776

		3,178,656

Health Care Equipment & Supplies (3.2%):
4,272	Abaxis, Inc.^	207,192
11,346	Accuray, Inc.*	53,894
2,095	Analogic Corp.	159,011
6,750	AngioDynamics, Inc.*	117,113
3,800	Anika Therapeutics, Inc.*^	165,072
329	Atrion Corp.	154,038
6,475	Cantel Medical Corp.	518,647
283	CONMED Corp.	12,568
5,343	CryoLife, Inc.*	88,961
1,118	Elctromed, Inc.*	5,512
2,604	Exactech, Inc.*	65,621
10,008	Globus Medical, Inc., Class A*^	296,437
6,166	Haemonetics Corp.*	250,155
6,189	Halyard Health, Inc.*	235,739
2,428	Hill-Rom Holdings, Inc.	171,417
2,520	ICU Medical, Inc.*	384,804
1,629	Inogen, Inc.*	126,345
4,246	Integer Holdings Corp.*	170,689
11,606	Integra LifeSciences Holdings Corp.*	488,960
5,763	Invacare Corp.	68,580
2,006	IRIDEX Corp.*	23,811
249	Kewaunee Scientific CP	5,739
834	Lantheus Holdings, Inc.*	10,425
3,330	LeMaitre Vascular, Inc.	82,018
2,367	LivaNova plc*	116,007
7,243	Masimo Corp.*	675,481
7,277	Meridian Bioscience, Inc.	100,423
8,442	Merit Medical Systems, Inc.*	243,974
5,544	Natus Medical, Inc.*	217,602
3,260	Neogen Corp.*	213,693
6,172	NuVasive, Inc.*	460,924
1,520	Nuvectra Corp.*	10,382
10,057	OraSure Technologies, Inc.*	130,037
3,546	Orthofix International NV*	135,280
920	Quidel Corp.*	20,829

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
10,930	RTI Surgical, Inc.*	$43,720
2,363	SeaSpine Holdings Corp.*	18,550
561	Span-America Medical System, Inc.	12,005
2,431	Surmodics, Inc.*	58,466
3,600	TransEnterix, Inc.*	4,356
754	Utah Medical Products, Inc.	46,974
2,539	Wright Medical Group NV*	79,014

		6,450,465

Health Care Providers & Services (2.5%):
1,781	Aac Holdings, Inc.*	15,192
5,540	Aceto Corp.	87,587
3,936	AdCare Health Systems, Inc.*	5,038
3,021	Addus HomeCare Corp.*	96,672
914	Adeptus Health, Inc., Class A*^	1,645
6,726	Air Methods Corp.*^	289,218
2,215	Alliance HealthCare Services, Inc.*	22,704
2,004	Almost Family, Inc.*	97,394
6,358	Amedisys, Inc.*^	324,830
8,163	AMN Healthcare Services, Inc.*	331,419
1,753	BioScrip, Inc.*	2,980
5,137	BioTelemetry, Inc.*	148,716
1,800	Brookdale Senior Living, Inc.*	24,174
5,919	Capital Senior Living Corp.*^	83,221
2,222	Chemed Corp.^	405,938
269	Civitas Solutions, Inc.*	4,936
3,424	CorVel Corp.*	148,944
816	Cross Country Healthcare, Inc.*	11,718
2,588	Diplomat Pharmacy, Inc.*	41,279
8,773	Ensign Group, Inc. (The)	164,932
1,905	Five Star Quality Care, Inc.*	4,096
2,358	Genesis Healthcare, Inc.*	6,225
2,852	HealthEquity, Inc.*	121,067
3,529	InfuSystems Holdings, Inc.*	8,117
2,846	Kindred Healthcare, Inc.	23,764
1,153	Landauer, Inc.	56,209
3,146	LHC Group, Inc.*	169,569
1,982	LifePoint Hospitals, Inc.*	129,821
3,859	Magellan Health Services, Inc.*	266,464
2,158	National Healthcare Corp.	153,865
1,920	National Research Corp.	37,824
680	National Research Corp., Class A^	26,792
9,789	Nobilis Health Corp.*	16,641
9,250	Owens & Minor, Inc.	320,050
5,046	PharMerica Corp.*	118,076
2,964	Providence Service Corp.*	131,720
1,080	Psychemedics Corp.	21,654
8,313	RadNet, Inc.*	49,047
22,263	Select Medical Holdings Corp.*	297,211
3,743	Tenet Healthcare Corp.*^	66,289
6,106	Tivity Health, Inc.*	177,685
4,357	Triple-S Management Corp., Class B*	76,552
2,326	U.S. Physical Therapy, Inc.	151,888
1,407	UnitedHealth Group, Inc.	230,762
10,911	Universal American Financial Corp.*	108,783

		5,078,708

Health Care Technology (0.4%):
26,431	Allscripts Healthcare Solutions, Inc.*^	335,145
2,108	Computer Programs & Systems, Inc.^	59,024
660	HealthStream, Inc.*	15,992
3,326	HMS Holdings Corp.*	67,618
558	Micron Solutions, Inc.*	2,243
5,666	Omnicell, Inc.*	230,323
10,576	Quality Systems, Inc.*	161,178

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology, continued
3,115	Simulations Plus, Inc.	$36,601

		908,124

Hotels, Restaurants & Leisure (3.5%):
16,311	Belmond, Ltd., Class A*	197,363
2	Biglari Holdings, Inc.*	864
4,027	BJ’s Restaurants, Inc.*	162,691
16,381	Bloomin’ Brands, Inc.	323,197
3,490	Bob Evans Farms, Inc.	226,396
3,066	Bravo Brio Restaurant Group, Inc.*	15,637
1,695	Brinker International, Inc.^	74,512
2,429	Buffalo Wild Wings, Inc.*^	371,030
5,874	Caesars Entertainment Corp.*^	56,097
6,745	Carrols Restaurant Group, Inc.*	95,442
4,585	Century Casinos, Inc.*	34,663
7,027	Cheesecake Factory, Inc. (The)^	445,231
4,384	Choice Hotels International, Inc.	274,438
2,799	Chuy’s Holdings, Inc.*^	83,410
11,036	ClubCorp Holdings, Inc.	177,128
3,275	Dave & Buster’s Entertainment, Inc.*	200,070
4,454	Del Frisco’s Restaurant Group, Inc.*	80,395
1,448	del Taco Restaurants, Inc.*	19,200
13,005	Denny’s Corp.*	160,872
3,084	DineEquity, Inc.	167,831
3,712	Dover Motorsports, Inc.	8,166
2,394	El Pollo Loco Holdings, Inc.*^	28,608
1,421	Famous Dave’s of America, Inc.*	5,471
4,357	Fiesta Restaurant Group, Inc.*	105,439
378	Flanigan’s Enterprises, Inc.	9,167
11,024	Ilg, Inc.	231,063
920	International Speedway Corp., Class A	33,994
1,653	Intrawest Resorts Holdings, Inc.*	41,342
2,788	Jack in the Box, Inc.	283,595
2,221	Jamba, Inc.*^	20,100
1,168	Kona Grill, Inc.*	7,358
4,203	La Quinta Holdings, Inc.*	56,825
5,681	Luby’s, Inc.*	17,668
4,464	Marriott Vacations Worldwide Corp.^	446,088
843	Nathans Famous, Inc.*	52,814
5,627	Noodles & Co.*^	32,355
5,982	Papa John’s International, Inc.	478,798
4,486	Penn National Gaming, Inc.*^	82,677
3,151	Pinnacle Entertainment, Inc.*	61,508
1,541	Planet Fitness, Inc.	29,695
1,981	Potbelly Corp.*	27,536
2,069	RCI Hospitality Holdings, Inc.	35,835
3,634	Red Lion Hotels Corp.*	25,620
2,718	Red Robin Gourmet Burgers*^	158,867
1,865	Ruby Tuesday, Inc.*	5,241
5,652	Ruth’s Hospitality Group, Inc.	113,323
4,134	Scientific Games Corp., Class A*	97,769
11,597	SeaWorld Entertainment, Inc.	211,877
788	Shake Shack, Inc., Class A*	26,319
8,467	Sonic Corp.^	214,723
6,549	Speedway Motorsports, Inc.	123,383
8,216	Texas Roadhouse, Inc.	365,858
4,346	Town Sports International Holdings, Inc.*	15,428
22,147	Wendy’s Co. (The)	301,421
2,153	Wingstop, Inc.	60,887

		6,983,285

Household Durables (1.6%):
2,376	CalAtlantic Group, Inc.^	88,981
1,565	Cavco Industries, Inc.*	182,166
3,024	Dixie Group, Inc. (The)*	10,886
5,018	Ethan Allen Interiors, Inc.	153,802

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
452	Flexsteel Industries, Inc.	$22,781
1,990	Helen of Troy, Ltd.*	187,458
7,411	Hovnanian Enterprises, Inc., Class A*^	16,823
1,147	Installed Building Products, Inc.*	60,504
4,589	iRobot Corp.*^	303,516
12,052	KB Home	239,594
1,138	Koss Corp.*	2,424
8,151	La-Z-Boy, Inc.	220,077
924	LGI Homes, Inc.*^	31,333
4,396	Libbey, Inc.	64,094
2,522	Lifetime Brands, Inc.	50,692
7,354	M.D.C. Holdings, Inc.^	220,988
4,157	M/I Homes, Inc.*	101,847
6,186	Meritage Corp.*	227,645
723	P & F Industries, Inc., Class A	5,025
1,301	Skyline Corp.*	12,255
3,040	Stanley Furniture Co., Inc.	2,371
5,242	Taylor Morrison Home Corp., Class A*	111,759
839	TopBuild Corp.*	39,433
24,718	TRI Pointe Homes, Inc.*^	309,963
4,223	Tupperware Brands Corp.	264,867
2,525	Universal Electronics, Inc.*	172,963
4,639	William Lyon Homes, Class A*	95,656
5,426	Zagg, Inc.*	39,067

		3,238,970

Household Products (0.5%):
1,115	Central Garden & Pet Co.*^	41,333
3,036	Central Garden & Pet Co., Class A*	105,410
3,827	Energizer Holdings, Inc.	213,355
14,844	HRG Group, Inc.*	286,786
1,767	Ocean Bio-Chem, Inc.	8,217
940	Oil-Dri Corp.	35,034
1,648	Orchids Paper Products Co.^	39,552
2,171	WD-40 Co.^	236,530

		966,217

Independent Power & Renewable Electricity Producers (0.5%):
22,978	Atlantic Power Corp.*	60,892
506	Atlantica Yield plc	10,606
5,291	Dynegy, Inc.*^	41,587
3,724	NRG Yield, Inc., Class A	64,760
5,480	NRG Yield, Inc., Class C	96,996
7,214	Ormat Technologies, Inc.	411,775
10,283	Pattern Energy Group, Inc.^	206,997
3,630	TerraForm Power, Inc., Class A*	44,903
5,942	Vivint Solar, Inc.*^	16,638

		955,154

Industrial Conglomerates (0.1%):
7,017	Raven Industries, Inc.	203,844

Insurance (3.1%):
3,090	Allied World Assurance Co. Holdings AG	164,079
8,008	AMBAC Financial Group, Inc.*(a)	151,031
13,933	American Equity Investment Life Holding Co.	329,237
1,653	American National Insurance Co.	195,104
3,449	Amerisafe, Inc.	223,840
4,281	Argo Group International Holdings, Ltd.	290,252
8,089	Aspen Insurance Holdings, Ltd.	421,033
180	Baldwin & Lyons, Inc., Class A^	4,176
8,209	Citizens, Inc.*	60,993
3,445	Crawford & Co.	34,553

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
4,636	Crawford & Co., Class A	$37,737
2,691	Donegal Group, Inc., Class A	47,415
2,004	eHealth, Inc.*	24,128
3,293	EMC Insurance Group, Inc.	92,402
5,530	Employers Holdings, Inc.	209,864
1,187	Enstar Group, Ltd.*	227,074
2,939	FBL Financial Group, Inc., Class A	192,358
2,611	Federated National Holding Co.	45,510
4,344	First Acceptance Corp.*	5,864
10,826	Genworth Financial, Inc., Class A*	44,603
1,050	Global Indemnity, Ltd.*	40,415
5,527	Greenlight Capital Re, Ltd.*^	122,146
3,636	Hallmark Financial Services, Inc.*	40,178
2,205	HCI Group, Inc.^	100,504
569	Heritage Insurance Holdings, Inc.	7,266
2,823	Independence Holding Co.	52,508
379	Investors Title Co.	59,939
2,048	Kemper Corp.	81,715
1,473	Kingstone Co., Inc.	23,494
12,677	Maiden Holdings, Ltd.^	177,478
18,599	MBIA, Inc.*	157,534
2,096	Mercury General Corp.^	127,835
4,062	National General Holdings Corp.	96,513
588	National Western Life Group, Inc., Class A	178,846
4,446	Onebeacon Insurance Group, Ltd.	71,136
3,671	Primerica, Inc.^	301,756
7,274	ProAssurance Corp.	438,258
6,548	RLI Corp.	393,010
513	Safety Insurance Group, Inc.	35,961
2,048	Selective Insurance Group, Inc.	96,563
5,250	State Auto Financial Corp.	144,113
1,618	State National Companies, Inc.	23,299
4,083	Stewart Information Services Corp.	180,387
204	The National Security Group, Inc.	3,280
2,083	Third Point Reinsurance, Ltd.*	25,204
4,002	United Insurance Holdings Co.	63,832
6,539	Universal Insurance Holdings, Inc.	160,206

		6,004,629

Internet & Direct Marketing Retail (0.5%):
6,186	1-800 Flowers.com, Inc., Class A*	63,097
3,666	CafePress, Inc.*	11,071
1,840	FTD Cos., Inc.*	37,058
1,784	HSN, Inc.	66,186
1,300	Lands’ End, Inc.*	27,885
9,267	Liberty TripAdvisor Holdings, Inc., Class A*	130,665
5,101	Nutri/System, Inc.	283,106
4,189	Overstock.com, Inc.*	72,051
3,780	PetMed Express, Inc.	76,129
5,389	Shutterfly, Inc.*^	260,235
1,880	US Auto Parts Network, Inc.*	6,298

		1,033,781

Internet Software & Services (1.4%):
7,493	Actua Corp.*^	105,277
3,832	Angie’s List, Inc.*	21,842
778	Bankrate, Inc.*	7,508
3,300	Bazaarvoice, Inc.*	14,190
1,300	Blucora, Inc.*	22,490
4,575	Carbonite, Inc.*	92,873
4,232	Cimpress NV*^	364,756
701	CommerceHub, Inc. Series A*	10,851
1,381	DHI Group, Inc.*	5,455
1,953	Envestnet, Inc.*^	63,082
6,302	GTT Communications, Inc.*	153,454
12,029	Internap Network Services Corp.*^	44,748

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
4,991	Inuvo, Inc.*	$6,438
1,156	j2 Global, Inc.	97,000
3,938	Leaf Group, Ltd.*	29,535
18,673	Limelight Networks, Inc.*	48,176
3,018	Liquidity Services, Inc.*	24,144
6,655	Marchex, Inc., Class B*	18,102
7,131	Meetme, Inc.*	42,002
10,915	NIC, Inc.	220,483
3,492	Numerex Corp., Class A*	16,657
8,938	QuinStreet, Inc.*	34,858
1,839	Qumu Corp.*	5,112
7,302	RealNetworks, Inc.*	35,342
2,319	Reis, Inc.	41,510
8,001	RetailMeNot, Inc.*	64,808
1,400	Rightside Group, Ltd.*	13,888
5,023	Shutterstock, Inc.*^	207,701
1,743	Stamps.com, Inc.*^	206,284
5,449	Synacor, Inc.*	22,613
6,258	TechTarget*	56,510
2,773	Travelzoo, Inc.*	26,759
8,928	Tremor Video, Inc.*	17,856
1,900	Truecar, Inc.*^	29,393
8,613	Web.com Group, Inc.*	166,231
5,665	WebMD Health Corp.*^	298,432
2,184	XO Group, Inc.*	37,587
6,743	YuMe, Inc.*^	27,579

		2,701,526

IT Services (2.0%):
14,659	Acxiom Corp.*	417,342
7,715	Blackhawk Network Holdings, Inc.*^	313,229
824	CACI International, Inc., Class A*	96,655
6,999	Cardtronics plc*^	327,202
2,101	Cass Information Systems, Inc.	138,876
3,848	Convergys Corp.^	81,385
2,654	CoreLogic, Inc.*	108,071
5,437	CSG Systems International, Inc.	205,573
758	CSP, Inc.	7,815
11,883	Everi Holdings, Inc.*	56,920
5,414	Exlservice Holdings, Inc.*	256,407
3,140	Forrester Research, Inc.	124,815
5,599	Hackett Group, Inc. (The)	109,125
2,498	Innodata, Inc.*	5,496
4,125	ManTech International Corp., Class A	142,849
10,553	ModusLink Global Solutions, Inc.*	18,995
6,208	MoneyGram International, Inc.*	104,356
1,690	NCI, Inc., Class A*	25,435
5,293	NeuStar, Inc., Class A*	175,463
6,573	Perficient, Inc.*	114,107
3,168	PFSweb, Inc.*^	20,687
4,285	Planet Payment, Inc.*	17,054
5,456	Science Applications International Corp.^	405,926
8,429	Servicesource International, Inc.*	32,705
719	StarTek, Inc.*	6,248
7,136	Sykes Enterprises, Inc.*	209,798
7,303	TeleTech Holdings, Inc.	216,169
5,724	Travelport Worldwide, Ltd.	67,371
8,699	Unisys Corp.*^	121,351
5,566	Virtusa Corp.*	168,205

		4,095,630

Leisure Products (0.4%):
8,017	American Outdoor Brands Corp.*	158,817
3,537	Callaway Golf Co.	39,155
2,916	Escalade, Inc.	37,616
2,447	JAKKS Pacific, Inc.*	13,459

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
1,196	Malibu Boats, Inc.*	$26,850
984	Marine Products Corp.	10,696
5,982	Nautilus Group, Inc.*	109,172
2,637	Sturm, Ruger & Co., Inc.^	141,211
8,489	Vista Outdoor, Inc.*	174,788

		711,764

Life Sciences Tools & Services (0.4%):
1,587	Albany Molecular Research, Inc.*	22,266
1,820	Bruker Corp.	42,461
5,004	Cambrex Corp.*	275,469
1,037	Charles River Laboratories International, Inc.*	93,278
7,407	Enzo Biochem, Inc.*	61,997
7,018	Harvard Bioscience, Inc.*	18,247
2,522	INC Research Holdings, Inc., Class A*	115,634
7,462	Luminex Corp.	137,077
1,310	Neogenomics, Inc.*^	10,336
1,737	PAREXEL International Corp.*	109,622

		886,387

Machinery (4.9%):
1,617	Actuant Corp., Class A^	42,608
5,978	Albany International Corp., Class A	275,287
5,566	Altra Industrial Motion Corp.	216,796
1,200	American Railcar Industries	49,320
1,974	ARC Group Worldwide, Inc.*^	8,291
806	Art’s-Way Manufacturing Co.*	2,902
3,255	Astec Industries, Inc.	200,166
7,867	Barnes Group, Inc.	403,891
1,300	Briggs & Stratton Corp.	29,185
5,149	Chart Industries, Inc.*^	179,906
2,999	CIRCOR International, Inc.	178,261
407	Colfax Corp.*	15,979
3,780	Columbus McKinnon Corp.	93,820
5,525	Commercial Vehicle Group, Inc.*	37,404
1,068	Crane Co.	79,918
1,676	Dmc Global, Inc.	20,782
4,235	Douglas Dynamics, Inc.	129,803
3,312	EnPro Industries, Inc.	235,682
4,153	ESCO Technologies, Inc.	241,289
9,840	Federal Signal Corp.	135,890
7,661	Franklin Electric Co., Inc.	329,806
2,281	FreightCar America, Inc.	28,581
1,765	Gencor Industries, Inc.*	26,387
3,972	Global Brass & Copper Holdings, Inc.	136,637
4,496	Gorman-Rupp Co. (The)	141,174
459	Graham Corp.	10,557
4,781	Greenbrier Cos, Inc.^	206,061
2,410	Hardinge, Inc.	27,088
13,745	Harsco Corp.*	175,249
8,780	Hillenbrand, Inc.	314,763
1,212	Hurco Cos, Inc.	37,693
2,157	Hyster-Yale Materials Handling, Inc., Class A	121,633
3,022	ITT, Inc.	123,962
4,544	John Bean Technologies Corp.	399,644
3,351	Joy Global, Inc.	94,666
9,594	Kennametal, Inc.	376,372
143	Key Technology, Inc.*	1,896
2,094	L.B. Foster Co., Class A	26,175
1,824	Lindsay Corp.	160,731
829	Lydall, Inc.*	44,434
3,228	Manitex International, Inc.*	21,628
21,093	Manitowoc Co., Inc. (The)*^	120,230
15,613	Meritor, Inc.*	267,451

Shares		Fair Value
Common Stocks, continued
Machinery, continued
9,004	Mueller Industries, Inc.	$308,207
25,653	Mueller Water Products, Inc., Class A	303,218
4,236	Navistar International Corp.*	104,290
3,562	NN, Inc.	89,762
158	Omega Flex, Inc.	7,551
3,573	Proto Labs, Inc.*	182,580
3,727	RBC Bearings, Inc.*	361,854
14,208	Rexnord Corp.*	327,921
1,692	SPX Corp.*	41,031
745	SPX FLOW, Inc.*	25,859
2,098	Standex International Corp.	210,115
4,643	Sun Hydraulics Corp.	167,659
2,249	Supreme Industires, Inc., Class A	45,565
466	Taylor Devices, Inc.*	6,408
3,038	Tennant Co.	220,711
11,277	Terex Corp.	354,098
800	The Exone Co.*^	8,152
3,690	Timken Co.	166,788
11,231	Titan International, Inc.	116,129
7,749	TriMas Corp.*	160,792
454	Twin Disc, Inc.*	9,339
10,692	Wabash National Corp.^	221,217
3,816	Watts Water Technologies, Inc., Class A	237,928
18,993	Welbilt, Inc.*	372,833
1,166	Woodward, Inc.	79,195
572	WSI Industries, Inc.*	1,916
3,110	Xerium Technologies, Inc.*	19,904

		9,921,020

Marine (0.1%):
1,121	Kirby Corp.*	79,087
7,024	Matson, Inc.	223,082

		302,169

Media (1.8%):
3,904	A.H. Belo Corp., Class A	24,010
3,922	AMC Entertainment Holdings, Inc., Class A	123,347
2,527	Ballantyne Strong, Inc.*	15,162
478	Beasley Broadcast Group, Inc., Class A	5,545
27,534	Central Eurpoean Media Enterprises*	85,355
229	Daily Journal Corp.*^	49,072
11,727	E.W. Scripps Co. (The), Class A*	274,881
6,123	Entercom Communications Corp.^	87,559
11,865	Entravision Communications Corp., Class A	73,563
2,242	Eros International plc*	23,093
4,669	Gannett Co., Inc.	39,126
338	Global Eagle Entertainment, Inc.*	1,078
11,521	Gray Television, Inc.*	167,055
12,577	Harte-Hanks, Inc.*	17,608
2,892	Hemisphere Media Group*	33,981
324	Imax Corp.*	11,016
2,441	Insignia Systems, Inc.	3,613
4,052	John Wiley & Sons, Inc., Class A	217,998
10,454	Lee Enterprises, Inc.*	27,180
372	McClatchy Co., Class A*	3,597
5,947	Meredith Corp.^	384,175
3,571	MSG Networks, Inc., Class A*	83,383
10,941	National CineMedia, Inc.	138,185
26,302	New York Times Co. (The), Class A	378,749
7,550	Nexstar Broadcasting Group, Inc., Class A	529,632
8,158	Radio One, Inc., Class D*	26,921

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
4,315	Reading International, Inc., Class A*	$67,055
10,865	Regal Entertainment Group, Class A	245,332
654	Scholastic Corp.	27,841
9,348	Sinclair Broadcast Group, Inc., Class A	378,594
860	Spanish Broadcasting System, Inc., Class A*	645
13,453	Time, Inc.	260,316
1,858	World Wrestling Entertainment, Inc., Class A^	41,285

		3,845,952

Metals & Mining (1.5%):
23,109	AK Steel Holding Corp.*^	166,154
4,912	Allegheny Technologies, Inc.^	88,220
2,124	Ampco-Pittsburgh Corp.	29,842
6,694	Carpenter Technology Corp.	249,686
3,100	Century Aluminum Co.*^	39,339
21,148	Cliffs Natural Resources, Inc.*	173,625
7,283	Coeur d’Alene Mines Corp.*	58,847
15,951	Commercial Metals Co.	305,143
4,543	Compass Minerals International, Inc.	308,243
13,641	Ferroglobe plc(a)	140,912
1,805	Gold Resource Corp.	8,159
1,510	Handy & Harman, Ltd.*	41,072
2,335	Haynes International, Inc.	89,010
54,581	Hecla Mining Co.	288,733
931	Kaiser Aluminum Corp.	74,387
4,126	Materion Corp.	138,427
9,373	McEwen Mining, Inc.^	28,494
856	Ryerson Holding Corp.*	10,786
1,487	Schnitzer Steel Industries, Inc., Class A	30,707
19,975	Stillwater Mining Co.*	344,967
3,318	SunCoke Energy, Inc.*	29,729
1,789	Synalloy Corp.*	21,915
1,634	TimkenSteel Corp.*^	30,899
5,878	United States Steel Corp.	198,735
1,458	Universal Stainless & Alloy Products, Inc.*	24,786
2,441	Worthington Industries, Inc.	110,065

		3,030,882

Multiline Retail (0.4%):
7,359	Big Lots, Inc.^	358,235
654	Dillard’s, Inc., Class A^	34,165
800	Fred’s, Inc.^	10,480
39,798	J.C. Penney Co., Inc.*^	245,156
2,545	Ollie’s Bargain Outlet Holdings, Inc.*^	85,258
1,009	Tuesday Morning Corp.*	3,784

		737,078

Multi-Utilities (0.7%):
10,253	Avista Corp.	400,380
6,234	Black Hills Corp.	414,374
7,340	NorthWestern Corp.	430,858
2,614	Unitil Corp.	117,708

		1,363,320

Oil, Gas & Consumable Fuels (1.8%):
13,215	Abraxas Petroleum Corp.*	26,694
816	Adams Resources & Energy, Inc.	30,478
12,123	Alon USA Energy, Inc.	147,779
6,000	Approach Resources, Inc.*^	15,060
901	Barnwell Industries, Inc.*	1,766
9,079	Bill Barrett Corp.*^	41,309
7,170	Callon Petroleum Co.*	94,357
16,914	Clean Energy Fuel Corp.*	43,131

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
8,098	Cloud Peak Energy, Inc.*	$37,089
1,914	Contango Oil & Gas Co.*	14,010
3,956	Delek US Holdings, Inc.	96,012
39,156	Denbury Resources, Inc.*	101,022
16,266	DHT Holdings, Inc.	72,709
1,100	Dorian LPG, Ltd.*^	11,583
416	Earthstone Energy, Inc.*	5,308
4,363	Eclipse Resources Corp.*	11,082
7,475	Enlink Midstream LLC^	145,015
12,047	EP Energy Corp., Class A*^	57,223
1,297	Evolution Petroleum Corp.	10,376
13,216	Gaslog, Ltd.^	202,866
1,561	Green Plains Renewable Energy, Inc.	38,635
944	Gulfport Energy Corp.*	16,227
5,504	Hallador Energy Co.	44,087
8,274	Jones Energy, Inc., Class A*^	21,099
17,262	Kosmos Energy LLC*^	114,965
7,174	Laredo Petroleum Holdings, Inc.*	104,740
12,361	Nordic American Tankers, Ltd.^	101,113
9,684	Oasis Petroleum, Inc.*	138,094
4,913	Pacific Ethanol, Inc.*	33,654
3,313	Panhandle Oil & Gas, Inc., Class A	63,610
1,648	Par Pacific Holdings, Inc.*^	27,176
12,598	PBF Energy, Inc., Class A^	279,298
5,150	PDC Energy, Inc.*^	321,103
6	PrimeEnergy Corp.*	296
6,030	Renewable Energy Group, Inc.*^	63,014
3,561	Ring Energy, Inc.*	38,530
2,798	RSP Permian, Inc.*	115,921
28,682	Scorpio Tankers, Inc.^	127,348
3,517	SemGroup Corp., Class A	126,612
12,619	Ship Finance International^	185,499
3,446	SM Energy Co.^	82,773
20,393	SRC Energy, Inc.*^	172,117
1,980	Teekay Shipping Corp.	18,117
18,909	Teekay Tankers, Ltd.	38,763
781	Western Refining, Inc.	27,390
6,756	Whiting Petroleum Corp.*	63,912
1,144	World Fuel Services Corp.	41,470
6,898	WPX Energy, Inc.*	92,364

		3,662,796

Paper & Forest Products (1.1%):
6,562	Boise Cascade Co.*	175,205
2,930	Clearwater Paper Corp.*	164,080
2,095	Deltic Timber Corp.	163,661
8,287	Domtar Corp.	302,641
15,839	KapStone Paper & Packaging Corp.	365,881
19,676	Louisiana-Pacific Corp.*	488,358
11,341	Mercer International, Inc.	132,690
2,748	Neenah Paper, Inc.	205,276
1,455	P.H. Glatfelter Co.	31,632
15,494	Resolute Forest Products*	84,442
4,885	Schweitzer-Mauduit International, Inc.	202,337

		2,316,203

Personal Products (0.5%):
27,730	Avon Products, Inc.*	122,012
1,214	CCA Industries, Inc.*	3,823
5,186	Inter Parfums, Inc.	189,548
900	Lifevantage Corp.*	4,833
537	Mannatech, Inc.	8,753
2,284	Medifast, Inc.	101,341
1,387	Natural Alternatives International, Inc.*	12,206
3,757	Natures Sunshine Products, Inc.	37,570

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
2,622	Nu Skin Enterprises, Inc., Class A^	$145,626
1,791	Nutraceutical International Corp.	55,790
6,562	Revlon, Inc.*	182,752
340	United-Guardian, Inc.	4,998
3,463	Usana Health Sciences, Inc.*	199,468

		1,068,720

Pharmaceuticals (1.0%):
2,163	Akorn, Inc.*^	52,085
1,346	Amphastar Pharmaceuticals, Inc.*	19,517
1,566	ANI Pharmaceuticals, Inc.*	77,533
1,496	Aratana Therapeutics, Inc.*^	7,929
5,610	Catalent, Inc.*	158,875
3,415	Cumberland Pharmaceuticals, Inc.*	23,700
4,744	DepoMed, Inc.*^	59,537
8,459	Endocyte, Inc.*	21,740
204	Heska Corp.*	21,416
8,766	Horizon Pharma plc*^	129,561
1,722	Impax Laboratories, Inc.*	21,783
4,468	Innoviva, Inc.*^	61,792
2,063	Juniper Pharmaceuticals, Inc.*	9,799
6,034	Lannett Co., Inc.*^	134,860
2,617	Lipocine, Inc.*^	10,206
7,515	Medicines Co. (The)*^	367,484
859	Phibro Animal Health Corp., Class A	24,138
8,098	Prestige Brands Holdings, Inc.*	449,926
9,367	Sciclone Pharmaceuticals, Inc.*	91,797
8,258	Sucampo Pharmaceuticals, Inc., Class A*	90,838
5,788	Supernus Pharmaceuticals, Inc.*	181,164
1,949	Tetraphase Pharmaceuticals, Inc.*	17,911
2,286	Zogenix, Inc.*^	24,803

		2,058,394

Professional Services (2.0%):
1,888	Acacia Research Corp.*	10,856
4,355	Advisory Board Co. (The)*	203,814
1,199	Barrett Business Services, Inc.	65,489
9,272	CBIZ, Inc.*	125,636
3,999	CDI Corp.*	34,191
5,113	CEB, Inc.	401,881
490	CRA International, Inc.	17,312
4,213	Exponent, Inc.	250,884
3,126	Franklin Covey Co.*^	63,145
6,827	FTI Consulting, Inc.*	281,068
3,229	GP Strategies Corp.*	81,694
3,411	Heidrick & Struggles International, Inc.	89,880
9,494	Hill International, Inc.*	39,400
3,860	Huron Consulting Group, Inc.*	162,506
3,423	ICF International, Inc.*	141,370
3,511	Insperity, Inc.	311,250
1,000	Kelly Services, Inc., Class A	21,860
5,603	Kforce, Inc.	133,071
8,105	Korn/Ferry International^	255,226
666	Mastech Holdings, Inc.*	4,868
4,881	Mistras Group, Inc.*	104,356
8,295	Navigant Consulting, Inc.*	189,624
7,785	On Assignment, Inc.*	377,806
7,016	Resources Connection, Inc.	117,518
10,265	RPX Corp.*	123,180
3,165	TriNet Group, Inc.*	91,469
7,676	Trueblue, Inc.*	209,939
4,212	Volt Information Sciences, Inc.*	29,063
1,576	Willdan Group, Inc.*	50,842

		3,989,198

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (0.7%):
8,355	Alexander & Baldwin, Inc.	$371,964
2,400	Altisource Portfolio Solutions*^	88,320
395	CKX Lands, Inc.	4,701
1,120	Consolidated-Tomoka Land Co.	59,965
6,308	Forestar Group, Inc.*	86,104
232	FRP Holdings, Inc.*	9,280
376	Griffin Industrial Realty, Inc.	11,637
6,592	HFF, Inc., Class A	182,401
10	J.W. Mays, Inc.*	398
4,581	Kennedy-Wilson Holdings, Inc.	101,698
5,387	Marcus & Millichap, Inc.*	132,412
1,035	Maui Land & Pineapple Co.*	12,161
308	Stratus Properties, Inc.	8,439
4,276	Tejon Ranch Co.*	93,602
1,076	The RMR Group, Inc., Class A	53,262
2,700	The St. Joe Co.*^	46,035
256	Transcontinental Realty Investors, Inc.*	4,933

		1,267,312

Road & Rail (1.1%):
9,143	Avis Budget Group, Inc.*	270,450
4,522	Celadon Group, Inc.	29,619
2,970	Covenant Transportation Group, Inc., Class A*	55,836
13,610	Heartland Express, Inc.	272,881
12,291	Knight Transportation, Inc.^	385,323
4,671	Landstar System, Inc.	400,071
1,020	Marten Transport, Ltd.	23,919
7,221	Roadrunner Transportation System, Inc.*	49,608
4,204	Saia, Inc.*	186,237
3,419	Swift Transportation Co.*^	70,226
4,455	Universal Truckload Services, Inc.	63,929
1,872	USA Truck, Inc.*	13,759
11,360	Werner Enterprises, Inc.	297,632
6,473	YRC Worldwide, Inc.*	71,268

		2,190,758

Semiconductors & Semiconductor Equipment (3.8%):
9,395	Advanced Energy Industries, Inc.*	644,120
5,028	Alpha & Omega Semiconductor, Ltd.*	86,431
1,056	Ambarella, Inc.*^	57,774
34,591	Amkor Technology, Inc.*	400,910
4,245	Axcelis Technologies, Inc.*	79,806
2,777	AXT, Inc.*	16,107
2,314	Brooks Automation, Inc.	51,834
4,242	Cabot Microelectronics Corp.	324,980
1,462	CEVA, Inc.*	51,901
9,574	Cirrus Logic, Inc.*	581,045
4,840	Cohu, Inc.	89,346
4,144	Cree, Inc.*^	110,769
8,130	Diodes, Inc.*	195,527
4,185	DSP Group, Inc.*	50,220
19,633	Entegris, Inc.*	459,411
8,893	Exar Corp.*	115,698
781	First Solar, Inc.*^	21,165
12,777	FormFactor, Inc.*	151,407
4,679	GSI Technology, Inc.*	40,707
18,733	Integrated Device Technology, Inc.*	443,410
1,349	inTest Corp.*	8,499
5,974	IXYS Corp.	86,922
12,127	Kopin Corp.*^	49,721
11,917	Kulicke & Soffa Industries, Inc.*	242,153
17,231	Lattice Semiconductor Corp.*	119,239

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
685	MA-COM Technology Solutions Holdings, Inc.*^	$33,086
2,894	MagnaChip Semiconductor Corp.*	27,638
2,327	MaxLinear, Inc., Class A*^	65,272
8,358	MKS Instruments, Inc.	574,612
4,449	Nanometrics, Inc.*	135,517
6,163	Neophotonics Corp.*^	55,529
910	NVE Corp.	75,339
5,936	PDF Solutions, Inc.*^	134,272
11,404	Photronics, Inc.*	122,023
3,570	Power Integrations, Inc.	234,728
18,269	Rambus, Inc.*	240,055
6,014	Rudolph Technologies, Inc.*	134,714
2,280	Semtech Corp.*	77,064
740	Sevcon, Inc.*	11,056
6,339	Sigma Designs, Inc.*	39,619
6,159	Silicon Laboratories, Inc.*	452,993
586	Sunpower Corp.*^	3,575
2,469	Synaptics, Inc.*^	122,240
5,213	Ultra Clean Holdings, Inc.*	87,943
4,394	Ultratech, Inc.*	130,150
6,860	Veeco Instruments, Inc.*	204,771
692	Versum Materials, Inc.*	21,175
10,031	Xcerra Corp.*	89,176
8,159	Xperi Corp.	276,998

		7,828,647

Software (2.2%):
20,824	ACI Worldwide, Inc.*	445,425
4,794	American Software, Inc., Class A	49,282
2,923	Aspen Technology, Inc.*	172,223
2,785	Aware, Inc.*	13,090
8,893	Barracuda Networks, Inc.*	205,517
5,368	Blackbaud, Inc.^	411,565
2,350	BSQUARE Corp.*	12,690
1,750	Datawatch Corp.*	14,700
4,648	Ebix, Inc.	284,690
428	Ellie Mae, Inc.*	42,916
2,049	Evolving Systems, Inc.	9,938
3,328	Fair Isaac Corp.	429,146
4,113	GlobalSCAPE, Inc.	16,123
595	Globant SA*^	21,658
4,000	Glu Mobile, Inc.*	9,080
204	MicroStrategy, Inc., Class A*	38,311
6,977	Monotype Imaging Holdings, Inc.	140,238
2,185	Paycom Software, Inc.*^	125,659
10,482	Pegasystems, Inc.	459,635
7,959	Progress Software Corp.	231,209
2,878	QAD, Inc.	80,152
15	QAD, Inc., Class B	360
968	Qualys, Inc.*	36,687
647	RealPage, Inc.*	22,580
6,367	SeaChange International, Inc.*	15,790
3,292	Silver Spring Networks, Inc.*	37,167
6,375	Synchronoss Technologies, Inc.*^	155,550
7,906	Telenav, Inc.*	68,387
17,494	TiVo Corp.	328,013
7,072	VASCO Data Security International, Inc.*	95,472
3,044	Verint Systems, Inc.*	132,034
1,473	Zedge, Inc., Class B*	4,522
1,895	Zix Corp.*	9,115
121,224	Zynga, Inc.*	345,488

		4,464,412

Specialty Retail (3.1%):
9,996	Aaron’s, Inc.	297,282

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
3,905	Abercrombie & Fitch Co., Class A^	$46,587
10,212	American Eagle Outfitters, Inc.^	143,274
1,626	America’s Car Mart, Inc.*	59,268
4,580	Asbury Automotive Group, Inc.*	275,258
26,427	Ascena Retail Group, Inc.*	112,579
7,305	Barnes & Noble Education, Inc.*	70,055
11,581	Barnes & Noble, Inc.	107,124
4,102	Big 5 Sporting Goods Corp.^	61,940
3,574	Boot Barn Holdings, Inc.*^	35,347
1,732	Build-A-Bear Workshop, Inc.*	15,328
908	Cabela’s, Inc., Class A*	48,224
6,983	Caleres, Inc.	184,491
5,093	Cato Corp., Class A	111,842
20,693	Chico’s FAS, Inc.	293,841
2,851	Children’s Place Retail Stores, Inc. (The)^	342,264
7,062	Christopher & Banks Corp.*	10,452
2,910	Citi Trends, Inc.	49,470
7,308	Conn’s, Inc.*^	63,945
3,351	CST Brands, Inc.	161,150
2,917	Destination Maternity Corp.*	12,426
10,159	Destination XL Group, Inc.*	28,953
2,730	DSW, Inc., Class A^	56,456
13,584	Express, Inc.*	123,750
7,307	Finish Line, Inc. (The), Class A	103,979
7,600	Five Below, Inc.*^	329,157
7,915	Francesca’s Holdings Corp.*	121,495
1,782	GameStop Corp., Class A	40,184
3,363	Genesco, Inc.*^	186,478
693	Group 1 Automotive, Inc.	51,337
11,356	Guess?, Inc.^	126,619
2,764	Haverty Furniture Cos., Inc.	67,303
3,790	Hibbett Sports, Inc.*	111,805
3,206	Kirkland’s, Inc.*	39,754
3,560	Lithia Motors, Inc., Class A^	304,915
3,004	Lumber Liquidators Holdings, Inc.*	63,054
4,711	MarineMax, Inc.*	101,993
5,373	Monro Muffler Brake, Inc.^	279,933
2,822	Murphy U.S.A., Inc.*^	207,191
11,726	New York & Co.*	22,866
23,142	Office Depot, Inc.	107,957
3,403	Party City Holdco, Inc.*^	47,812
441	Perfumania Holdings, Inc.*	573
17,335	Pier 1 Imports, Inc.^	124,119
1,537	Rent-A-Center, Inc.^	13,633
8,198	Select Comfort Corp.*^	203,228
7,041	Sonic Automotive, Inc., Class A	141,172
2,363	Sportsman’s Warehouse Holdings, Inc.*	11,295
8,364	Stein Mart, Inc.	25,176
289	Tandy Leather Factory, Inc.*	2,370
6,734	The Buckle, Inc.^	125,252
8,543	The Container Store Group, Inc.*	36,137
8,692	The Tile Shop Holdings, Inc.^	167,321
2,271	Tilly’s, Inc.	20,484
737	Trans World Entertainment Corp.*	1,253
589	Urban Outfitters, Inc.*^	13,995
4,282	Vitamin Shoppe, Inc.*^	86,282
4,562	West Marine, Inc.*	43,521
942	Winmark Corp.	106,446
5,550	Zumiez, Inc.*	101,565

		6,248,960

Technology Hardware, Storage & Peripherals (0.5%):
3,723	3D Systems Corp.*^	55,696
1,308	Astro-Med, Inc.	19,685

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
7,288	Avid Technology, Inc.*	$33,962
1,901	Concurrent Computer Corp.	9,239
1,297	Cray, Inc.*	28,404
6,881	Diebold, Inc.	211,247
7,170	Eastman Kodak Co.*	82,455
6,494	Electronics for Imaging, Inc.*^	317,102
2,458	Stratasys, Ltd.*	50,364
7,770	Super Micro Computer, Inc.*	196,970
1,590	TransAct Technologies, Inc.	12,879
6,647	USA Technologies, Inc.*	28,250

		1,046,253

Textiles, Apparel & Luxury Goods (0.7%):
1,716	Cherokee, Inc.*	14,758
8,448	Crocs, Inc.*	59,727
2,291	Culp, Inc.	71,479
4,229	Deckers Outdoor Corp.*	252,598
6,596	G-III Apparel Group, Ltd.*	144,386
7,140	Iconix Brand Group, Inc.*	53,693
5,694	Kate Spade & Co.*^	132,272
2,740	Oxford Industries, Inc.	156,892
1,515	Rocky Brands, Inc.	17,498
6,949	Sequential Brands Group, Inc.*	27,032
9,483	Steven Madden, Ltd.*^	365,570
761	Vera Bradley, Inc.*	7,085
1,800	Vince Holding Corp.*	2,790
6,279	Wolverine World Wide, Inc.^	156,787

		1,462,567

Thrifts & Mortgage Finance (2.8%):
885	ASB Bancorp, Inc.*	30,090
20,008	Astoria Financial Corp.	410,363
1,803	Atlantic Coast Financial Corp.*	13,739
8,784	Bank Mutual Corp.	82,570
3,938	BankFinancial Corp.	57,180
2,775	Bear State Financial, Inc.	26,085
12,773	Beneficial Bancorp, Inc.	204,368
9,091	BofI Holding, Inc.*^	237,547
1,659	BSB Bancorp, Inc.*	46,867
21,698	Capitol Federal Financial, Inc.	317,441
3,165	Charter Financial Corp.	62,256
280	Citizens Community Bancorp, Inc.	3,870
5,107	Clifton Bancorp, Inc.	82,682
993	Coastway Bancorp, Inc.*	17,179
6,910	Dime Community Bancshares	140,273
1,537	ESSA Bancorp, Inc.	22,409
1,705	Essent Group, Ltd.*	61,670
7,668	Everbank Financial Corp.	149,373
242	First Capital, Inc.	8,083
9,191	Flagstar Bancorp, Inc.*^	259,093
574	FS Bancorp, Inc.	20,836
195	Guaranty Federal Bankshares, Inc.	3,803
681	Hamilton Bancorp, Inc.*	10,453
301	Hingham Institution for Savings	53,232
629	HMN Financial, Inc.*	11,259
973	Home Bancorp, Inc.	32,839
43	Home Federal Bancorp, Inc.	1,199
4,136	HomeStreet, Inc.*	115,601
1,446	HopFed Bancorp, Inc.	20,678
869	IF Bancorp, Inc.	17,293
865	Impac Mortgage Holdings, Inc.*	10,778
7,701	Kearny Financial Corp.^	115,900
390	Kentucky First Federal Bancorp	3,842
1,116	LendingTree, Inc.*	139,891
940	Malvern Bancorp, Inc.*	19,928
9,112	Meridian Bancorp, Inc.	166,750
1,197	Meta Financial Group, Inc.^	105,935

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
676	MSB Financial Corp.*	$11,154
3,723	Nationstar Mortgage Holdings, Inc.*	58,674
2,740	NMI Holdings, Inc., Class A*	31,236
8,224	Northfield Bancorp, Inc.	148,196
13,856	Northwest Bancshares, Inc.	233,335
5,668	Oceanfirst Financial Corp.	159,696
198	Oconee Federal Financial Corp.	4,964
16,927	Ocwen Financial Corp.*^	92,591
7,654	Oritani Financial Corp.	130,118
4,022	PennyMac Financial Services, Inc., Class A*	68,575
1,835	PHH Corp.*	23,360
1,677	Provident Financial Holdings, Inc.	31,276
2,873	Provident Financial Services, Inc.	74,267
1,685	Prudential Bancorp, Inc.	30,077
420	Riverview Bancorp, Inc.	3,003
2,744	Security National Financial Corp., Class A*	18,659
671	Severn Bancorp, Inc.*	4,764
1,709	SI Financial Group, Inc.	24,011
707	Southern Missouri Bancorp, Inc.	25,113
1,815	Territorial Bancorp, Inc.	56,574
17,842	TrustCo Bank Corp.	140,060
25	United Community Bancorp	440
9,257	United Community Financial Corp.	77,203
8,283	United Financial Bancorp, Inc.	140,894
6,735	Walter Investment Management Corp.*	7,274
13,589	Washington Federal, Inc.	449,795
6,500	Waterstone Financial, Inc.	118,625
5,401	Wawlker & Dunlop, Inc.*	225,168
580	Wayne Savings Bancshares, Inc.	10,324
3,601	Western New England BanCorp, Inc.	37,811
12	Wolverine Bancorp, Inc.	373
4,945	WSFS Financial Corp.	227,223
35	WVS Financial Corp.	523

		5,748,711

Tobacco (0.2%):
301	Alliance One International, Inc.*	3,868
483	Universal Corp.^	34,172
17,080	Vector Group, Ltd.^	355,264

		393,304

Trading Companies & Distributors (1.2%):
311	AeroCentury Corp.*	3,032
3,640	Air Lease Corp.^	141,050
6,993	Applied Industrial Technologies, Inc.	432,518
8,168	Beacon Roofing Supply, Inc.*	401,539
2,473	BMC Stock Holdings, Inc.*	55,890
4,236	CAI International, Inc.*^	66,675
2,504	DXP Enterprises, Inc.*	94,826
1,463	Envirostar, Inc.	27,724
1,239	H&E Equipment Services, Inc.^	30,380
1,116	Herc Holdings, Inc.*	54,561
4,781	Huttig Building Products, Inc.*	38,917
4,012	Kaman Corp., Class A	193,098
373	Lawson Products, Inc.*	8,374
4,569	MRC Global, Inc.*^	83,750
3,542	NOW, Inc.*^	60,072
539	Rush Enterprises, Inc., Class A*	17,830
9,964	Textainer Group Holdings, Ltd.	152,449
3,983	Titan Machinery, Inc.*	61,099
577	TransAct Technologies, Inc.*	7,328
5,731	Triton International, Ltd.	147,802
1,668	Univar, Inc.*	51,141
2,676	Veritiv Corp.*	138,617

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,397	WESCO International, Inc.*	$97,161

		2,365,833

Water Utilities (0.6%):
8,153	American States Water Co.^	361,177
1,521	Artesian Resources Corp.	49,524
7,981	California Water Service Group	286,118
2,058	Connecticut Water Service, Inc.	109,383
2,756	Consolidated Water Co., Ltd.^	32,107
3,030	Middlesex Water Co.	111,959
669	Pure Cycle Corp.*	3,713
3,454	SJW Corp.	166,552
2,392	York Water Co. (The)	83,840

		1,204,373

Wireless Telecommunication Services (0.3%):
6,783	Boingo Wireless, Inc.*	88,111
8,165	Shenandoah Telecommunications Co.	229,028
4,083	Spok Holdings, Inc.	77,577
9,308	Telephone & Data Systems, Inc.	246,756

		641,472

Total Common Stocks (Cost $181,789,707)		201,941,138

Right (0.0%):
Media (0.0%):
21,894	Media General, Inc. CVR, Expires on 7/18/17*(a)(b)	41,599

Total Right (Cost $6,785)		41,599

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bond (0.0%):
Machinery (0.0%):
$45,000	Mueller Industries, Inc., 6.00%, 3/1/27, Callable 5/8/17 @ 106	44,663

Total Corporate Bond (Cost $45,000)		44,663

Securities Held as Collateral for Securities on Loan (17.4%):
$35,151,965	AZL DFA U.S. Small Cap Fund Securities Lending Collateral Account(c)	35,151,965

Total Securities Held as Collateral for Securities on Loan (Cost $35,151,965)		35,151,965

Unaffiliated Investment Company (0.3%):
688,383	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(d)	688,383

Total Unaffiliated Investment Company (Cost $688,383)		688,383

Total Investment Securities (Cost $217,681,840)(e) - 117.6%		237,867,748
Net other assets (liabilities) - (17.6)%		(35,621,410)

Net Assets - 100.0%		$202,246,338

Percentages indicated are based on net assets as of March 31, 2017.

ADR	-	American Depositary Receipt
CVR	-	Contingency Valued Rights
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $34,258,040.
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.16% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 0.09% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(d)	The rate represents the effective yield at March 31, 2017.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (97.4%):
Aerospace & Defense (0.2%):
146,000	AviChina Industry & Technology Co., Ltd.	$101,249
41,228	Embraer SA	228,525
4,145	Korea Aerospace Industries, Ltd.	213,590
2,385	Samsung Techwin Co., Ltd.	100,554

		643,918

Air Freight & Logistics (0.1%):
1,116	Hyundai Glovis Co., Ltd.	146,676
79,000	Sinotrans, Ltd.	36,893

		183,569

Airlines (0.2%):
126,000	Air China, Ltd.	101,991
86,700	AirAsia Berhad	61,535
89,000	China Airlines, Ltd.	30,953
126,000	China Southern Airlines Co., Ltd., Class H^	86,619
140,000	Eva Airways Corp.	74,266
3,195	Korean Air Lines Co., Ltd.*	90,150
20,768	Latam Airlines Group SA*	263,166
38,206	Turk Hava Yollari Anonim Ortakligi*	57,523

		766,203

Auto Components (0.8%):
7,250	Bharat Forge, Ltd.	116,520
438	Bosch, Ltd.	153,462
134,000	Cheng Shin Rubber Industry Co., Ltd.	276,846
26,400	Fuyao Glass Industry Group Co., Ltd., Class H	91,518
4,721	Hankook Tire Co., Ltd.	230,064
13,244	Hanon Systems	109,897
4,417	Hyundai Mobis Co., Ltd.	950,508
1,155	Hyundai Wia Corp.	70,127
29,143	Motherson Sumi Systems, Ltd.*	166,909

		2,165,851

Automobiles (2.5%):
5,158	Bajaj Auto, Ltd.	222,857
208,000	Brilliance China Automotive Holdings, Ltd.	347,840
39,000	BYD Co., Ltd., Class H	216,232
59,400	Chongqing Changan Automobile Co., Ltd., Class B	82,555
188,000	Dongfeng Motor Corp., Series H	211,153
2,061	Ford Otomotiv Sanayi AS	20,200
340,000	Geely Automobile Holdings, Ltd.	521,789
189,000	Great Wall Motor Co.	215,634
144,000	Guangzhou Automobile Group Co., Ltd.	230,542
3,455	Hero MotoCorp, Ltd.	171,431
9,987	Hyundai Motor Co.	1,406,421
1,601	Hyundai Motor Co., Ltd.	142,056
16,896	Kia Motors Corp.	559,762
24,327	Mahindra & Mahindra, Ltd.	482,224
6,959	Maruti Suzuki India, Ltd.	644,708
1,296,000	PT Astra International TbK	840,652
19,732	Tata Motors, Ltd.	85,738
104,238	Tata Motors, Ltd.	743,872
8,652	Tofas Turk Otomobil Fabrikasi AS	64,831
32,400	UMW Holdings Berhad*	43,988
60,000	Yulon Motor Co., Ltd.	55,898

		7,310,383

Banks (15.9%):
135,553	Abu Dhabi Commercial Bank	251,209
1,577,000	Agricultural Bank of China, Ltd.	726,277
137,270	Akbank T.A.S.	322,200
6,260	Alior Bank SA*	112,480

Shares		Fair Value
Common Stocks, continued
Banks, continued
69,600	Alliance Financial Group Berhad	$64,203
78,879	Alpha Bank SA*	141,100
97,400	AMMB Holdings Berhad	102,400
106,477	Axis Bank, Ltd.	806,637
51,311	Banco Bradesco SA	527,027
180,978	Banco Bradesco SA	1,866,385
1,689,237	Banco de Chile	203,912
2,566	Banco de Credito e Inversiones	141,260
55,830	Banco do Brasil SA	601,268
28,800	Banco Santander Brasil SA	255,695
4,565,073	Banco Santander Chile	286,364
26,293	Bancolombia SA	262,565
17,200	Bangkok Bank Public Co., Ltd.	93,115
2,261	Bank Handlowy w Warszawie SA	43,681
41,982	Bank Millennium SA*	68,242
5,213,000	Bank of China, Ltd.	2,588,346
559,000	Bank of Communications Co., Ltd., Class H	434,353
33,650	Bank of the Philippine Islands	67,861
10,079	Bank Pekao SA	335,290
2,080	Bank Zachodni WBK SA	179,833
26,977	Barclays Africa Group, Ltd.	280,341
135,824	BDO Unibank, Inc.	318,409
15,012	BNK Financial Group, Inc.	123,274
2,801	Capitec Bank Holdings, Ltd.	159,116
341,000	Chang Hwa Commercial Bank	208,182
576,000	China Citic Bank Co., Ltd.	381,521
5,465,000	China Construction Bank	4,393,710
831,000	China Development Financial Holding Corp.	228,089
214,000	China Everbright Bank Co., Series H	104,624
248,000	China Merchants Bank Co., Ltd.	655,550
382,000	China Minsheng Banking Corp., Ltd.	407,872
1,137,000	Chinatrust Financial Holding Co., Ltd.	702,450
174,000	Chongqing Rural Commercial Bank Co., Ltd.	117,486
211,400	CIMB Group Holdings Berhad	266,227
13,073	Commercial Bank of Qatar Qsc (The)*	121,901
71,877	Commercial International Bank Egypt SAE*	301,603
4,252	Credicorp, Ltd.	694,352
11,983	DGB Financial Group, Inc.	116,370
85,517	Dubai Islamic Bank	130,300
497,000	E.Sun Financial Holding Co., Ltd.	302,136
128,606	Eurobank Ergasias SA*	78,833
615,000	First Financial Holdings Co., Ltd.	374,935
62,292	First Gulf Bank PJSC	218,593
242,735	Grupo Aval Acciones y Valores	98,818
157,800	Grupo Financiero Banorte SAB de C.V.	908,217
161,200	Grupo Financiero Inbursa SAB de C.V., Class O	266,952
109,353	Grupo Financiero Santander Mexico Sab de CV	197,331
18,727	Hana Financial Holdings Group, Inc.	618,941
45,000	Hong Leong Bank Berhad	139,998
15,800	Hong Leong Financial Group Berhad	56,774
449,000	Hua Nan Financial Holdings Co., Ltd.	250,783
69,714	ICICI Bank, Ltd.	297,817
86,731	IDFC Bank, Ltd.	79,208
4,783,000	Industrial & Commercial Bank of China	3,125,614
15,276	Industrial Bank of Korea (IBK)	166,651
10,639,682	Itau Corpbanca	96,233
253,743	Itausa - Investimentos Itau S.A.	774,175

Continued

AZL Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
39,800	Kasikornbank Public Co., Ltd.	$218,880
75,800	Kasikornbank Public Co., Ltd.	416,862
26,017	KB Financial Group, Inc.	1,139,968
5,261	Komercni Banka AS	195,405
241,900	Krung Thai Bank	143,627
236,800	Malayan Banking Berhad	477,517
28,544	Masraf Al Rayan*(a)	330,193
1,023	mBank SA*	96,145
713,000	Mega Financial Holdings Co., Ltd.	575,607
44,020	Metropolitan Bank & Trust	70,178
18,441	Moneta Money Bank As*	62,544
13,876	National Bank of Abu Dhabi	38,706
379,865	National Bank of Greece SA*	97,586
12,360	Nedcor, Ltd.	222,369
14,934	OTP Bank Nyrt	417,671
453,343	Piraeus Bank SA*	82,150
57,177	Powszechna Kasa Oszczednosci Bank Polski SA	461,755
805,400	PT Bank Central Asia Tbk	1,001,574
232,200	PT Bank Danamon Indonesia Tbk	82,038
534,000	PT Bank Mandiri Tbk	468,952
516,300	PT Bank Negara Indonesia Tbk	251,319
706,000	PT Bank Rakyat Indonesia Tbk	687,565
175,600	Public Bank Berhad	789,942
5,089	Qatar Islamic Bank	142,984
15,891	Qatar National Bank	638,056
55,500	RHB Capital Berhad	64,875
163,397	Sberbank of Russia, ADR	1,883,967
7,820	Security Bank Corp.	31,488
27,036	Shinhan Financial Group Co., Ltd.	1,126,373
108,100	Siam Commercial Bank Public Co., Ltd.	512,839
606,000	SinoPac Financial Holdings Co., Ltd.	189,124
81,159	Standard Bank Group, Ltd.^	869,440
100,318	State Bank of India	454,071
521,000	Taishin Financial Holding Co., Ltd.	217,168
268,000	Taiwan Business Bank	74,189
533,000	Taiwan Cooperative Financial Holding Co., Ltd.	265,217
969,900	TMB Bank PCL	68,879
144,884	Turkiye Garanti Bankasi AS	353,212
43,259	Turkiye Halk Bankasi AS	123,453
109,011	Turkiye Is Bankasi AS, Class C	198,907
51,910	Turkiye Vakiflar Bankasi T.A.O., Class D	76,549
186,105	VTB Bank OJSC, GDR	426,303
19,186	Woori Bank	223,309
60,175	Yapi ve Kredi Bankasi AS*	62,908
20,299	Yes Bank, Ltd.	483,757

		45,060,710

Beverages (1.4%):
302,299	Ambev SA Com Npv	1,755,789
14,344	Anadolu Efes Biracilik ve Malt Sanayii AS	78,248
29,000	Arca Continental SAB de C.V.	201,394
112,000	China Resources Enterprises, Ltd.*	254,662
34,400	Coca-Cola Femsa	246,540
5,282	Coca-Cola Icecek AS	51,786
10,230	Compania Cervecerias Unidas SA	129,035
18,016	Embotelladora Andina SA	70,228
118,935	Fomento Economico Mexicano S.A.B. de C.V.	1,056,212
42	Lotte Chilsung Beverage Co., Ltd.	53,156
24,000	Tsingtao Brewery Co., Ltd., Class H	110,494
4,527	United Spirits, Ltd.*	151,620

		4,159,164

Shares		Fair Value
Common Stocks, continued
Biotechnology (0.1%):
69,500	3sbio, Inc.*	$85,950
4,958	Celltrion, Inc.*	399,653
8,000	Obi Pharma, Inc.*	71,904
11,000	Taimed Biologics, Inc.*	64,448

		621,955

Building Products (0.0%):
411	KCC Corp.	130,107

Capital Markets (1.3%):
126,324	BM&F Bovespa SA	778,501
23,625	Brait Se	137,902
606,000	China Cinda Asset Management Co., Ltd., Class H	235,445
64,000	China Everbright, Ltd.	129,108
175,500	China Galaxy Securities Co.	161,776
263,000	China Huarong Asset Management Co., Ltd., Class H*	107,555
136,500	Citic Securities Co., Ltd.	280,967
15,738	Coronation Fund Managers, Ltd.	74,279
24,718	Daewoo Securities Co., Ltd.	199,801
81,200	Gf Securities Co., Ltd.	169,986
198,800	Haitong Securities Co., Ltd.	336,073
87,200	Huatai Securities Co., Ltd., Class H	169,617
17,141	Investec, Ltd.	116,894
2,765	Korea Investment Holdings Co., Ltd.	116,261
9,973	NH Investment & Securities Co., Ltd.	111,902
4,611	Samsung Securities Co., Ltd.	138,728
94,630	The Moscow Exchange	187,720
598,000	Yuanta Financial Holding Co., Ltd.	252,199

		3,704,714

Chemicals (2.4%):
18,003	Asian Paints, Ltd.	297,827
212,000	Formosa Chemicals & Fibre Corp.	659,376
259,000	Formosa Plastics Corp.	772,325
3,089	Grupa Azoty SA, ADR	53,788
6,329	Hanwha Chemical Corp.	149,387
1,493	Hyosung Corp.	180,910
99,900	Indorama Ventures PCL	102,492
1,295	Kumho Petrochemical Co., Ltd.	91,331
2,904	LG Chem, Ltd.	763,389
540	LG Chem, Ltd.	92,025
1,005	Lotte Chemical Corp.	332,900
74,415	Mexichem SAB de C.V.	202,699
317,000	Nan Ya Plastics Corp.	751,016
1,183	OCI Co., Ltd.	89,593
46,719	Petkim Petrokimya Holding AS	65,185
149,100	Petronas Chemicals Group Berhad	259,552
6,723	Phosagro OAO, GDR	97,605
129,700	PTT Global Chemical Public Co., Ltd.	276,432
36,339	Sasol, Ltd.	1,064,185
242,000	Sinopec Shanghai Petrochemical Co., Ltd.	134,188
5,813	Sociedad Quimica y Minera de Chile SA	199,555
36,635	Synthos SA	48,475
21,000	Taiwan Fertilizer Co., Ltd.	29,060
21,868	UPL, Ltd.	244,803

		6,958,098

Commercial Services & Supplies (0.2%):
170,000	China Everbright International, Ltd.	228,764
1,594	KEPCO Plant Service & Engineering Co., Ltd.	88,944
1,346	S1 Corp.	108,039

		425,747

Continued

AZL Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment (0.0%):
52,200	ZTE Corp., Class H	$95,750

Construction & Engineering (0.9%):
284,000	China Communications Construction Co., Ltd.	400,411
117,000	China Railway Contstruction Corp., Ltd.	165,869
246,000	China Railway Group, Ltd.	219,925
124,000	China State Construction International Holdings, Ltd.	221,726
1,575	Daelim Industrial Co., Ltd.	113,920
8,837	Daewoo Engineering & Construct*	57,284
218,500	Dialog Group Berhad	87,441
116,900	Gamuda Berhad	136,938
3,522	GS Engineering & Construction Corp.*	96,819
4,008	Hyandai Development Co.	145,670
4,433	Hyundai Engineering & Construction Co., Ltd.	196,363
161,900	IJM Corporation Berhad	124,454
20,623	Larsen & Toubro, Ltd.	500,193
86,000	Sinopec Engineering Group Co., Ltd.	88,310
328,800	Waskita Karya Persero TBK PT	58,490

		2,613,813

Construction Materials (1.1%):
3,118	ACC, Ltd.	69,439
41,230	Ambuja Cements, Ltd.	150,267
85,000	Anhui Conch Cement Co., Ltd.	288,656
134,000	Asia Cement Corp.	135,113
31,885	Cementos Argos SA	130,914
902,207	Cemex Sab de C.V.*	817,406
200,000	China National Buildings Material Co., Ltd.	128,640
12,196	Grasim Industries, Ltd.	197,021
20,102	Grupo Argos SA	141,568
23,500	Lafarge Malaysia Berhad	35,598
101,900	PT Indocement Tunggal Prakarsa Tbk	126,965
205,300	PT Semen Indonesia (Persero) Tbk	138,686
579	Shree Cement, Ltd.	152,336
18,900	Siam Cement PCL	297,048
207,000	Taiwan Cement Corp.	247,150
7,500	The Siam Cement Public Co., Ltd.	117,846
3,201	Titan Cement Co. SA	81,449
5,183	Ultra Tech Cement, Ltd.	318,064

		3,574,166

Consumer Finance (0.2%):
11,186	Bajaj Finance, Ltd.	201,740
68,100	Gentera SAB de C.V.	112,484
19,290	Mahindra & Mahindra Financial Services	93,550
2,462	Samsung Card Co., Ltd.	86,310
10,208	Shriram Transport Finance	169,467

		663,551

Containers & Packaging (0.1%):
38,400	Klabin SA	185,492

Distributors (0.0%):
8,614	Imperial Holdings, Ltd.	106,010

Diversified Consumer Services (0.4%):
88,974	Kroton Educacional SA	377,204
8,632	New Oriental Education & Technology Group, Inc., ADR*	521,200
2,469	TAL Education Group, ADR*^	263,121

		1,161,525

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services (1.4%):
17,170	Ayala Corp.	$289,122
71,000	Chailease Holding Co., Ltd.	165,850
6,027	Corp. Financiera Colombiana SA	59,054
137,000	Far East Horizon, Ltd.	128,630
217,915	FirstRand, Ltd.^	753,508
426,000	Fubon Financial Holdings Co., Ltd.	694,724
6,992	Grupo de Inversiones Suramericana	92,935
14,170	Grupo de Inversiones Suramericana SA	192,682
5,425	GT Capital Holdings, Inc.	123,739
53,303	Haci Omer Sabanci Holding AS	146,733
907,800	Metro Pacific Investments Corp.	108,931
43,855	Power Finance Corp., Ltd.	98,536
6,390	PSG Group, Ltd.	117,743
34,843	Remgro, Ltd.	535,976
43,111	Rmb Holdings Limited	188,174

		3,696,337

Diversified Telecommunication Services (1.7%):
146,000	Asia Pacific Telecom Co., Ltd.*	47,968
33,447	Bharti Infratel, Ltd.	167,985
166,000	China Communications Services Corp., Ltd.	108,743
894,000	China Telecom Corp., Ltd., Class H	433,564
392,000	China Unicom (Hong Kong), Ltd.	527,408
246,000	Chunghwa Telecom Co., Ltd.	835,856
115,166	Emirates Telecommunications Group Co. PJSC	566,263
16,963	Hellenic Telecommunications Organization SA (OTE)	159,231
7,429	LG Uplus Corp.	95,063
4,295	O2 Czech Republic AS	48,053
5,543	Ooredoo Qsc	147,083
45,417	Orange Polska SA	53,022
3,268,700	PT Telekomunikasi Indonesia Tbk	1,016,434
165,900	PT Tower Bersama Infrastructure Tbk	67,865
62,380	Rostelecom PJSC	85,504
24,227	Telefonica Brasil	360,375
78,100	Telekom Malaysia Berhad	113,352
18,236	Telkom SA SOC, Ltd.	101,964
692,900	True Corp. PCL	137,136
31,492	Turk Telekomunikasyon AS	51,120

		5,123,989

Electric Utilities (1.3%):
15,700	Centrais Eletricas Brasileiras S.A*	111,602
12,879	Centrais Eletricas Brasileiras S.A*	70,812
11,171	CEZ	192,423
43,299	Companhia Energetica de Minas Gerais, ADR	143,864
7,100	Companhia Paranaense de Energia-Copel	73,538
14,100	Cpfl Energia SA	116,220
21,000	EDP - Energias do Brasil SA	93,256
1,614,952	ENEL Americas SA	335,674
1,359,159	ENEL Chile SA	150,528
13,700	Equatorial Energia SA	257,359
8,020,000	Federal Hydrogenerating Co. (Rushydro)	133,076
2,031,962	Inter Rao Ues PJSC	145,185
26,834	Interconexion Electrica SA ESP	108,308
16,663	Korea Electric Power Corp., Ltd.	693,123
47,972	PGE SA	138,364
76,751	Tata Power Co., Ltd.	106,917
72,780	Tauron Polska Energia SA*	62,244

Continued

AZL Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
213,700	Tenega Nasional Berhad	$662,900

		3,595,393

Electrical Equipment (0.2%):
40,658	Bharat Heavy Electricals, Ltd.	102,142
3,385	Doosan Heavy Industries & Construction Co., Ltd.	72,489
17,292	Havells India, Ltd.	124,036
196,000	Shanghai Electric Group Co., Ltd., Class H*	97,086
131,000	Teco Electric & Machinery Co., Ltd.	133,153
32,000	Zhuzhou CSR Times Electric Co., Ltd.	170,002

		698,908

Electronic Equipment, Instruments & Components (2.6%):
48,000	AAC Technologies Holdings, Inc.	562,262
527,000	AU Optronics Corp.	205,745
34,500	Delta Electronics Thai PCL	87,839
124,000	Delta Electronics, Inc.	665,309
1,010,000	Hon Hai Precision Industry Co., Ltd.	3,031,880
548,000	Innolux Corp.	226,561
6,000	Largan Precision Co., Ltd.	944,587
15,123	LG Display Co., Ltd.	409,661
1,006	LG Innotek Co., Ltd.	122,785
3,429	Samsung Electro-Mechanics Co., Ltd., Series L	213,101
3,642	Samsung SDI Co., Ltd.	449,286
47,000	Sunny Optical Technology Group Co., Ltd.	344,105
98,000	Synnex Technology International Corp.	105,432
103,000	WPG Holdings, Ltd.	129,319
27,000	Zhen Ding Technology Holding, Ltd.	63,378

		7,561,250

Energy Equipment & Services (0.0%):
98,000	China Oilfield Services, Ltd.	94,198
269,600	Sapurakencana Petroleum Berhad*	110,948

		205,146

Equity Real Estate Investment Trusts (0.5%):
131,506	Emlak Konut Gayrimenkul Yatiirim	105,022
148,300	Fibra UNO Amdinistracion SA	253,590
52,649	Fortress Income Fund, Ltd.	130,468
65,874	Fortress Income Fund, Ltd., Class B	82,534
131,103	Growthpoint Properties Limited	253,382
16,836	Hyprop Investments, Ltd.	154,152
302,149	Redefine Properties, Ltd.	248,302
20,451	Resilient REIT, Ltd.	177,844

		1,405,294

Food & Staples Retailing (1.8%):
1,090	Bgf Retail Co., Ltd.	102,332
21,732	Bid Corp., Ltd.^	420,623
12,794	BIM Birlesik Magazalar AS	196,826
78,869	Cencosud SA	242,503
325,000	CP All PCL	558,092
2,473	Dongsuh Companies, Inc.	65,703
1,229	E-Mart Co., Ltd.	225,846
5,294	Eurocash SA	42,627
1,911	GS Retail Co., Ltd.	90,056
20,076	Magnit OJSC, Registered Shares, GDR	765,408
7,514	Massmart Holdings, Ltd.	76,339
25,356	Pickn Pay Stores, Ltd.^	125,776
39,000	President Chain Store Corp.	321,756
16,000	Raia Drogasil SA	301,434
27,814	Shoprite Holdings, Ltd.	401,500

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
134,500	Sun Art Retail Group, Ltd.	$126,040
12,816	The Spar Group, Ltd.	166,653
335,124	Wal-Mart de Mexico SAB de C.V.	773,384

		5,002,898

Food Products (1.6%):
38,563	BRF-Brasil Foods SA	475,677
187,600	Charoen Pokphand Foods Public Co., Ltd.	151,517
280,000	China Huishan Dairy Holdings Co., Ltd.^(a)	15,129
176,000	China Mengniu Dairy Co., Ltd.	364,370
469	CJ CheilJedang Corp.	148,016
88,300	Felda Global Ventures Holdings	41,725
16,400	Genting Plantations Berhad	43,309
12,849	Gruma, SAB de C.V., Class B	181,593
93,900	Grupo Bimbo SAB de C.V., Series A	233,503
42,800	Grupo Lala Sab de CV	77,691
156,600	IOI Corp. Berhad	164,623
40,992	JBS SA	134,366
24,300	Kuala Lumpur Kepong Berhad	135,584
402	Lotte Confectionery Co., Ltd.	69,057
2,400	M Dias Branco SA	97,791
1,285	Nestle India, Ltd.	132,213
202	Orion Corp.	121,033
84	Ottogi Corp.	57,043
8,845	Pioneer Foods, Ltd.	116,571
25,100	PPB Group Berhad	94,960
385,400	PT Charoen Pokphand Indonesia Tbk	92,567
161,400	PT Indofood CBP Sukses Makmur Tbk	98,730
303,800	PT Indofood Sukses Makmur Tbk	182,333
27,000	Standard Foods Corp.	67,087
132,100	Thai Union Frozen Products PCL	82,283
10,448	Tiger Brands, Ltd.	311,790
136,000	Tingyi (Caymen Is) Holding Corp.^	170,670
10,652	Ulker Biskuvi Sanayi AS	54,108
318,000	Uni-President Enterprises Corp.	596,208
60,400	Universal Robina Corp.	196,812
396,000	Want Want China Holdings, Ltd.	274,104

		4,982,463

Gas Utilities (0.6%):
98,000	China Gas Holdings, Ltd.	157,957
60,000	China Resources Gas Group, Ltd.	212,230
52,000	ENN Energy Holdings, Ltd.	292,677
29,265	Gail India, Ltd.	170,084
33,290	Infraestructura Energetica Nova, SAB de C.V.	159,074
1,962	Korea Gas Corp.	78,874
47,900	Petronas Gas Berhad	214,000
755,000	PT Perusahaan Gas Negara Tbk	143,376

		1,428,272

Health Care Equipment & Supplies (0.0%):
45,400	Hartalega Holdings Berhad	50,913
132,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	94,398

		145,311

Health Care Providers & Services (0.5%):
5,296	Apollo Hospitals Enterprise, Ltd.*	95,030
268,100	Bangkok Dusit Medical Services Public Co., Ltd.	165,417
24,700	Bumrungrad Hospital PCL	131,554
209,400	IHH Healthcare Berhad	284,053
68,577	Life Healthcare Group Holdings Pte, Ltd.^	148,194

Continued

AZL Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
65,752	Netcare, Ltd.	$125,523
18,400	OdontoPrev SA	66,308
15,200	Qualicorp SA	96,442
36,900	Shanghai Pharmaceuticals Holding Co., Ltd.	96,641
76,000	Sinopharm Group Co., Series H	352,297

		1,561,459

Health Care Technology (0.0%):
164,000	Alibaba Health Information Technology, Ltd.*	73,844

Hotels, Restaurants & Leisure (0.7%):
46,700	Berjaya Sports Toto Berhard	30,725
180,179	Dxb Entertainments PJSC*	49,958
142,400	Genting Berhard	308,756
181,900	Genting Malaysia Berhad	224,297
29,670	Jollibee Foods Corp.	116,865
7,413	Kangwon Land, Inc.	253,276
149,300	Minor International PCL	159,827
15,456	OPAP SA	144,081
25,416	Tsogo Sun Holdings, Ltd.	52,371
23,881	Yum China Holdings, Inc.*	649,564

		1,989,720

Household Durables (0.7%):
16,369	Arcelik AS	102,060
3,448	Coway Co., Ltd.	296,661
74,000	Haier Electronics Group Co., Ltd.	169,466
750	Hanssem Co., Ltd.	147,702
6,870	LG Electronics, Inc.	417,604
10,000	Nien Made Enterprise Co., Ltd.	93,343
194,983	Steinhoff International Holdings NV	933,308

		2,160,144

Household Products (0.4%):
41,423	Hindustan Unilever, Ltd.	581,646
105,600	Kimberl- Clark de Mexico SAB de C.V.	229,314
96,800	PT Unilever Indonesia Tbk	314,795

		1,125,755

Independent Power & Renewable Electricity Producers (0.6%):
67,500	Aboitiz Power Corp.	56,170
174,425	AES Gener SA	70,524
13,400	AES Tiete Energia SA	58,607
636,000	Cgn Power Co., Ltd., Class H	196,354
186,000	China Longyuan Power Group Corp.	144,508
229,000	China Power International Develpoment, Ltd.	85,150
116,000	China Resources Power Holdings Co.	209,235
546,185	Colbun SA	121,420
9,100	Electricity Genera PCL	56,680
227,069	ENEL Generacion Chile SA	170,954
401,700	Energy Development Corp.	48,189
11,300	Engie Brasil Energia SA	127,834
35,400	Glow Energy PCL	84,999
292,000	Huaneng Power International, Inc., Class H	194,973
274,000	Huaneng Renewables Corp., Ltd.	94,827
102,263	NTPC, Ltd.	261,674

		1,982,098

Industrial Conglomerates (2.1%):
134,550	Aboitiz Equity Ventures, Inc.	199,676
194,900	Alfa SAB de C.V., Class A	284,757
142,100	Alliance Global Group, Inc.	35,910
30,000	Beijing Enterprises Holdings, Ltd.	155,201

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
19,786	Bidvest Group, Ltd.	$227,052
283,000	Citic, Ltd.	403,433
1,031	CJ Corp.	160,408
275,700	DMCI Holdings, Inc.	62,630
190,000	Far Eastern New Century Corp.	165,040
161,000	Fosun International, Ltd.	241,923
32,778	Grupo Carso SAB de C.V.	150,219
3,187	Hanwha Corp.	102,314
40,400	Hap Seng Consolidated Berhad	82,120
10,469	Industries Qatar Q.S.C.	316,949
180,470	JG Summit Holdings, Inc.	292,629
37,137	KOC Holdings AS	156,922
6,178	LG Corp.	387,572
4,797	Samsung C&T Corp.	546,828
33,000	Shanghai Industrial Holdings, Ltd.	97,014
4,930	Siemens, Ltd.	95,299
146,500	Sime Darby Berhad	307,378
2,959	SK C&C Co., Ltd.	644,307
16,670	SM Investments Corp.	231,625
49,661	Turkiye Sise ve Cam Fabrikalari AS	57,007

		5,404,213

Insurance (3.6%):
2,568	Bajaj Finserv, Ltd.*	162,146
45,190	BB Seguridade Participacoes SA	423,299
528,000	Cathay Financial Holding Co., Ltd.	845,035
241,000	China Life Insurance Co., Ltd.	238,284
485,000	China Life Insurance Co., Ltd.	1,490,931
167,400	China Pacific Insurance Group Co., Ltd., Class H	603,989
99,800	China Taiping Insurance Holdings Co., Ltd.*	241,608
22,024	Discovery, Ltd.	211,566
2,986	Dongbu Insurance Co., Ltd.	170,982
15,390	Hanwha Life Insurance Co., Ltd.	83,194
4,435	Hyundai Marine & Fire Insurance Co., Ltd.	138,796
7,924	Liberty Holding, Ltd.	64,007
70,805	MMI Holdings, Ltd.	120,936
48,000	New China Life Insurance Co., Ltd.	228,489
416,000	People’s Insurance Co. Group of China, Ltd.	172,330
292,000	Picc Property & Casuality Co., Ltd., Class H	449,866
338,500	Ping An Insurance Group Co. of China, Ltd.	1,894,047
7,800	Porto Seguro SA	71,768
35,715	Powszechny Zaklad Ubezpieczen SA	313,196
9,404	Qatar Insurance Co.	181,628
46,273	Rand Merchant Investment Holdings, Ltd.	142,455
2,155	Samsung Fire & Marine Insurance Co., Ltd.	516,659
4,575	Samsung Life Insurance Co., Ltd.	443,230
77,889	Sanlam, Ltd.^	391,419
567,000	Shin Kong Financial Holdings Co., Ltd.*	165,041
12,200	Sul America SA	65,091

		9,829,992

Internet & Direct Marketing Retail (1.0%):
24,364	Ctrip.com International, ADR*	1,197,491
43,894	JD.com, Inc., ADR*	1,365,543
25,895	Vipshop Holdings, Ltd., ADR*	345,439

		2,908,473

Continued

AZL Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services (8.7%):
5,327	58.com, Inc., ADR*^	$188,523
72,559	Alibaba Group Holding, Ltd., ADR*^	7,824,037
17,567	Baidu, Inc., ADR*	3,030,659
2,151	Daum Kakao Corp.	159,952
5,145	NetEase, Inc., ADR	1,461,180
1,846	NHN Corp.	1,411,316
3,758	SINA Corp.*	271,027
368,400	Tencent Holdings, Ltd.	10,575,164
1,136	Weibo Corp. - Spon, ADR*^	59,276
1,019	YY, Inc., ADR*	46,986

		25,028,120

IT Services (1.7%):
67,317	Cielo SA	610,350
36,421	HCL Technologies, Ltd.	491,152
118,777	Infosys, Ltd.	1,872,032
2,211	Samsung SDS Co., Ltd.	263,937
30,497	Tata Consultancy Services, Ltd.	1,142,299
29,103	Tech Mahindra, Ltd.	205,808
65,000	Travelsky Technology, Ltd., Series H	153,542
38,689	Wipro, Ltd.	307,065

		5,046,185

Leisure Products (0.1%):
15,000	Giant Manufacturing Co., Ltd.	88,729
15,000	Merida Industry Co., Ltd.	79,490

		168,219

Life Sciences Tools & Services (0.0%):
5,513	Divi’s Laboratories, Ltd.*	53,014
891	Samsung Biologics Co., Ltd.*	137,831

		190,845

Machinery (0.7%):
78,790	Ashok Leyland, Ltd.	102,606
93,500	China Conch Venture Holdings, Ltd.	183,586
288,000	CRRC Corp., Ltd., Class H	279,740
845	Eicher Motors, Ltd.*	332,978
44,000	Haitian International Holdings, Ltd.	102,368
14,000	Hiwin Technologies Corp.	87,519
2,755	Hyundai Heavy Industries Co.*(a)	407,128
17,243	Samsung Heavy Industries Co., Ltd.*	172,916
39,200	WEG SA	218,160
68,000	Weichai Power Co., Ltd., Class H	120,003

		2,007,004

Marine (0.0%):
122,000	Evergreen Marine Corp. (Taiwan), Ltd.*	57,074
60,300	MISC Berhad	99,860

		156,934

Media (2.3%):
780,000	Alibaba Pictures Group, Ltd.*	141,492
108,100	Astro Malaysia Holdings Berhad	66,967
67,800	Bec World Public Co., Ltd.	34,332
4,891	Cheil Worldwide, Inc.	82,949
1,345	CJ E&M Corp.	102,235
13,280	Cyfrowy Polsat SA*	81,102
159,769	Grupo Televisa SAB	827,885
28,320	Naspers, Ltd.	4,883,000
345,900	PT Media Nusantara Citra Tbk	48,033
404,800	PT Surya Citra Media Tbk	82,037
36,162	ZEE Entertainment Enterprises, Ltd.	298,250

		6,648,282

Metals & Mining (3.3%):
161,200	Alrosa PAO	260,999
274,000	Aluminum Corp. of China, Ltd.*	133,834
3,733	Anglo American Platinum, Ltd.*	85,181
26,111	AngloGold Ashanti, Ltd.^	280,293

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
734,000	China Steel Corp.	$611,911
13,170	Cia de Minas Buenaventura SA, ADR	158,567
43,200	Companhia Siderurgica Nacional SA (CSN)*	126,422
96,899	Eregli Demir ve Celik Fabrikalari T.A.S.	157,247
48,494	Gold Fields	170,019
249,294	Grupo Mexico SAB de C.V., Series B	748,036
77,180	Hindalco Industries, Ltd.	231,973
5,161	Hyundai Steel Co.	269,910
36,382	Impala Platinum Holdings, Ltd.*	122,559
8,499	Industrias Penoles SAB de C.V.	218,841
3,172	Jastrzebska Spolka Weglowa SA*	50,240
86,000	Jiangxi Copper Co., Ltd.	134,028
58,560	Jsw Steel, Ltd.	169,856
8,698	KGHM Polska Miedz SA	254,266
537	Korea Zinc Co.	207,432
3,834	MMC Norilsk Nickel PJSC	609,106
4,621	POSCO	1,197,355
14,500	Severstal	209,137
51,157	Sibanye Gold, Ltd.	111,595
5,088	Southern Copper Corp.^	182,608
20,839	Tata Steel, Ltd.	154,911
126,753	Vale SA	1,146,815
82,773	Vale SA	791,739
64,596	Vedanta, Ltd.	274,321
398,000	Zijin Mining Group Co., Ltd.	147,452

		9,216,653

Multiline Retail (0.5%):
12,985	El Puerto de Liverpool SAb de C.V.	101,399
737	Hyundai Department Store Co., Ltd.	66,601
5,915	Lojas Americanas SA	25,152
41,086	Lojas Renner SA	364,906
780	Lotte Shopping Co., Ltd.	151,697
161,600	PT Matahari Department Store Tbk	160,253
34,600	Robinson Department Store Public Co., Ltd.*	64,442
33,755	S.A.C.I. Falabella	284,059
522	Shinsegae Department Store Co.	89,163
68,771	Woolworths Holdings, Ltd.	358,362

		1,666,034

Multi-Utilities (0.1%):
1,903	Qatar Electricity & Water Co.	114,999
298,800	YTL Corporation Berhad	100,660
140,200	YTL Power International Berhad	48,181

		263,840

Oil, Gas & Consumable Fuels (7.4%):
107,200	Banpu Public Co., Ltd.	61,777
34,241	Bharat Pertoleum Corp., Ltd.	343,476
24,242	Cairn India, Ltd.	114,184
142,000	China Coal Energy Co., Ltd., Class H*^	71,702
1,688,000	China Petroleum & Chemical Corp., Class H	1,382,334
235,000	China Shenhua Energy Co., Ltd.	544,918
1,146,000	CNOOC, Ltd.	1,371,603
48,090	Coal India, Ltd.	216,745
8,400	Cosan sa industria e Comercio	103,990
341,501	Ecopetrol SA*	160,414
31,489	Empresas Copec SA	342,449
77,500	Energy Absolute Public Co., Ltd.	62,577
9,915	Exxaro Resources, Ltd.	86,958
71,000	Formosa Petrochemical Corp.	247,960
721,330	Gazprom PJSC	1,645,507

Continued

AZL Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
6,397	Grupa Lotos SA*	$88,224
3,051	GS Holdings	161,362
27,599	Hindustan Petroleum Corp., Ltd.	223,424
693,100	Irpc PCL	103,889
190,000	Kunlun Energy Co., Ltd.	176,169
28,584	LUKOIL PJSC	1,520,329
2,532	MOL Hungarian Oil & Gas plc	173,331
6,079	NovaTek OAO, Registered Shares, GDR	758,128
78,937	Oil & Natural Gas Corp., Ltd.	225,084
1,370,000	PetroChina Co., Ltd., Class H	1,005,783
255,526	Petroleo Brasileiro SA*	1,189,424
189,089	Petroleo Brasileiro SA*	920,647
13,700	Petronas Dagangan Berhad	74,340
21,132	Polski Koncern Naftowy Orlen SA	533,250
122,508	Polskie Gornictwo Naftowe i Gazownictwo SA	182,831
996,300	PT Adaro Energy Tbk	130,843
116,200	PT United Tractors Tbk	231,143
85,300	PTT Exploration & Production PCL	231,221
66,600	PTT PCL	751,291
84,355	Reliance Industries, Ltd.*	1,717,703
80,000	Rosneft Oil Co., Registered Shares, GDR	452,870
4,147	SK Energy Co., Ltd.	618,218
2,852	S-Oil Corp.	256,679
494,600	Surgutneftegas OJSC	259,589
479,800	Surgutneftegas Prefernce	275,129
98,020	Tatneft PJSC	608,021
56,500	Thai Oil Public Co., Ltd.	124,200
8,667	Tupras-Turkiye Petrol Rafine	215,380
23,681	Ultrapar Participacoes SA	540,938
130,000	Yanzhou Coal Mining Co.	101,009

		20,607,043

Paper & Forest Products (0.3%):
21,500	Duratex SA	63,330
86,517	Empresas CMPC SA	211,235
14,074	Fibria Celulose SA	129,494
8,189	Mondi, Ltd.	195,576
113,000	Nine Dragons Paper Holdings, Ltd.	121,496
33,329	Sappi, Ltd.	226,152
28,000	Suzano Papel e Celulose SA, Class A	118,527

		1,065,810

Personal Products (0.8%):
2,088	Amorepacific Corp.	523,731
635	Amorepacific Corp.	94,830
1,706	Amorepacific Group	182,293
29,438	Dabur India, Ltd.	125,742
7,140	Godrej Consumer Products, Ltd.	183,786
47,000	Hengan International Group Co., Ltd.	349,277
148	LG Household & Health Care, Ltd.	67,396
608	LG Household & Health Care, Ltd.	440,371
31,254	Marico, Ltd.	141,943
11,900	Natura Cosmeticos SA	110,784

		2,220,153

Pharmaceuticals (1.6%):
24,035	Aspen Pharmacare Holdings, Ltd.	492,775
18,226	Aurobindo Pharma, Ltd.	189,774
14,172	Cadila Healthcare, Ltd.	96,469
86,000	China Medical System Holdings, Ltd.	152,459
286,000	China Pharmaceutical Enterprise & Investment Corp.	374,549
20,652	Cipla, Ltd.	188,592
7,584	Dr Reddy’s Laboratories, Ltd.	307,003

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
9,570	Glenmark Pharmaceuticals, Ltd.	$125,754
284	Hanmi Pharm Co., Ltd.	75,916
882	Hanmi Science Co., Ltd.	46,048
21,008	Hypermarcas SA	194,637
13,982	Lupin, Ltd.	311,195
5,374	Piramal Enterprises, Ltd.*	157,501
1,460,000	PT Kalbe Farma Tbk	168,765
6,467	Richter Gedeon Nyrt	146,894
28,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	103,052
308,000	Sino Biopharmaceutical, Ltd.	253,603
64,118	Sun Pharmaceutical Industries, Ltd.	679,981
581	Yuhan Corp.	115,598

		4,180,565

Real Estate Management & Development (2.3%):
217,681	Aldar Properties PJSC	133,743
469,600	Ayala Land, Inc.	309,322
6,733	Barwa Real Estate Co.	66,133
39,900	BR Malls Participacoes SA*	184,197
93,200	Central Pattana PCL	154,002
246,000	China Evergrande Group^	227,944
254,000	China Overseas Land & Investment, Ltd.	725,376
180,000	China Resources Land, Ltd.	486,285
81,300	China Vanke Co., Ltd., Class H	219,621
387,000	Country Garden Holdings Co., Ltd.	348,015
135,116	Emaar Malls PJSC	97,309
242,821	Emaar Properties PJSC	483,683
55,077	Ezdan Holding Group	238,869
258,000	Franshion Properties China, Ltd.	82,649
330,000	Fullshare Holdings, Ltd.	146,067
66,800	Guangzhou R&F Properties Co., Ltd., Class H	104,373
57,000	Highwealth Construction Corp.	100,109
134,000	IOI Properties Group BHD	62,712
101,000	Longfor Properties Co., Ltd.	165,981
781,000	Megaworld Corp.	52,620
5,904	Multiplan Empreendimentos Imobiliarios SA	125,904
16,551	New Europe Property Investment plc	171,925
330,900	PT Bumi Serpong Damai	46,830
1,277,800	PT Lippo Karawaci Tbk	69,535
1,234,700	PT Pakuwon Jati Tbk	56,996
699,000	PT Summarecon Agung Tbk	70,315
113,300	Robinsons Land Corp.	51,921
57,000	Ruentex Development Co., Ltd.*	68,272
63,500	Shanghai Lujiazue	100,205
65,000	Shimao Property Holdings, Ltd.	103,187
148,000	Sino-Ocean Land Holdings, Ltd.	69,526
522,900	SM Prime Holdings, Inc.	294,916
144,000	Soho China, Ltd.	77,033
130,000	Sunac China Holdings, Ltd.	168,583
64,272	Talaat Moustafa Group	32,779

		5,896,937

Road & Rail (0.1%):
404,600	Bts Group Holdings PCL	99,546
484	CJ Korea Express Co., Ltd.*	72,065
2,294	Container Corporation of India, Ltd.	45,036
11,000	Localiza Rent a Car SA	147,248
55,600	Rumo SA*	152,051

		515,946

Semiconductors & Semiconductor Equipment (5.2%):
426,930	Advanced Semiconductor Engineering, Inc.	545,725

Continued

AZL Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
691,000	GCL-Poly Energy Holdings, Ltd.*^	$91,592
100,000	MediaTek, Inc.	708,436
48,000	Nanya Technology Corp.	76,432
40,000	Novatek Microelectronics Corp.	154,992
10,000	Phison Electronics Corp.	89,882
45,000	Powertech Technology, Inc.	130,877
32,000	Realtek Semiconductor Corp.	114,400
167,800	Semiconductor Manufacturing International Corp.*^	207,636
132,000	Siliconware Precision Industries Co.	215,346
38,016	SK Hynix, Inc.	1,716,524
1,594,000	Taiwan Semiconductor Manufacturing Co., Ltd.	10,003,849
748,000	United Microelectronics Corp.	300,512
62,000	Vanguard International Semiconductor Corp.	118,074

		14,474,277

Software (0.1%):
40,000	Kingsoft Corp., Ltd.	110,115
1,135	Ncsoft Corp.	309,844

		419,959

Specialty Retail (0.3%):
2,316	Ff Group*	44,311
651,000	GOME Electrical Appliances Holdings, Ltd.^	88,775
273,100	Home Product Center Public Co., Ltd.	76,698
17,000	Hotai Motor Co., Ltd.	199,129
2,364	Hotel Shilla Co., Ltd.	95,315
5,042	Jumbo SA	79,500
14,807	Mr.Price Group, Ltd.	176,487
14,576	The Foschini Group, Ltd.	167,853
30,825	Truworths International, Ltd.	199,146

		1,127,214

Technology Hardware, Storage & Peripherals (5.4%):
203,000	Acer, Inc.	96,305
22,000	Advantech Co., Ltd.	184,285
48,000	Asustek Computer, Inc.	474,514
9,000	Casetek Holdings, Ltd.	29,943
41,000	Catcher Technology Co., Ltd.	405,846
36,000	Chicony Electronics Co., Ltd.	91,813
247,000	Compal Electronics, Inc.	161,161
63,000	Foxconn Technology Co., Ltd.	191,985
45,000	High Tech Computer Corp.*	114,832
173,000	Inventec Corp.	129,681
454,000	Lenovo Group, Ltd.	299,049
129,000	Lite-On Technology Corp.	222,287
42,000	Micro-Star International Co., Ltd.	97,679
123,000	Pegatron Corp.	363,892
173,000	Quanta Computer, Inc.	351,676
6,363	Samsung Electronics Co., Ltd.	11,721,093
14,000	Transcend Infromation, Inc.	45,856
173,000	Wistron Corp.	158,455

		15,140,352

Textiles, Apparel & Luxury Goods (0.7%):
69,000	Anta Sports Products, Ltd.	190,750
396,000	Belle International Holdings, Ltd.	257,607
1,861	CCC SA	111,712
10,000	Eclat Textile Co., Ltd.	100,152
23,000	Feng Tay Enterprise Co., Ltd.	91,676
53,000	Formosta Taffeta Co., Ltd.	56,613
1,348,000	HengTen Networks Group, Ltd.*	24,844
72	LPP SA	123,455

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
131,000	Pou Chen Corp.	$181,428
39,000	Ruentex Industries, Ltd.	62,703
34,000	Shenzhou International Group	214,614
21,507	Titan Co., Ltd.*	153,372

		1,568,926

Thrifts & Mortgage Finance (1.0%):
97,000	Housing Development Finance Corp., Ltd.	2,247,746
18,386	Indiabulls Housing Finance, Ltd.	282,511
20,608	LIC Housing Finance, Ltd.	196,277

		2,726,534

Tobacco (0.6%):
9,900	British American Tobacco Malaysia Berhad	102,069
217,260	ITC, Ltd.	937,881
7,662	KT&G Corp.	668,070
33,300	PT Gudang Garam Tbk	163,776
544,900	PT Hanjaya Mandala Sampoerna TBK	159,510

		2,031,306

Trading Companies & Distributors (0.0%):
3,229	Daewoo International Corp.	68,857
124,300	PT AkR Corporindo Tbk	58,312
8,796	SK Network Co., Ltd.	58,747

		185,916

Transportation Infrastructure (1.0%):
50,746	Adani Ports & Special Economic Zone, Ltd.*	265,538
271,400	Airports of Thailand Public Co., Ltd.	310,053
476,100	Bangkok Expressway & Metro	105,330
106,000	Beijing Capital International Airport Co., Ltd.	126,835
90,000	China Merchants Holdings International Co., Ltd.	263,422
78,168	Companhia de Concessoes Rodoviarias	450,763
112,000	Cosco Pacific, Ltd.	123,639
11,489	DP World, Ltd.	246,842
12,667	Grupo Aeroportuario de Sur	219,486
21,682	Grupo Aeroporturaio del Pacifico SAB de C.V.	210,594
35,200	International Container Terminal Services, Inc.	63,080
84,000	Jiangsu Expressway Co., Ltd., Series H	120,616
51,700	Malaysia Airports Holdings Berhad	81,235
54,000	OHL Mexico SAB de C.V.	76,329
18,415	Promotora y Operadora de Infraestructura SAB de C.V.*	198,852
150,707	PT Jasa Marga Persero Tbk	52,296
11,315	TAV Havalimanlari Holding AS	45,131
70,800	Westports Holding Berhad	64,831
74,000	Zhejiang Expressway Co., Ltd.	96,747

		3,121,619

Water Utilities (0.3%):
180,991	Aguas Andinas SA, Class A	105,579
262,000	Beijing Enterprises Water Group, Ltd.	194,153
23,700	Cia Saneamento Basico Do Estado de Sao Paulo	247,668
176,000	Guangdong Investment, Ltd.	251,031

		798,431

Continued

AZL Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (3.8%):
66,300	Advanced Info Service Public Co., Ltd.	$343,487
2,159,322	America Movil SAB de C.V., Series L	1,533,022
183,200	Axiata Group Berhad	209,590
63,767	Bharti Airtel, Ltd.	343,862
399,000	China Mobile, Ltd.	4,389,006
217,200	DIGI.com Berhad	251,809
10,428	Empresa Nacional de Telecomunicaciones SA*	126,120
98,000	Far EasTone Telecommunications Co., Ltd.	240,644
181,537	Global Telecom Holding*	68,480
2,300	Globe Telecom, Inc.	93,130
69,648	Idea Cellular, Ltd.	92,194
109,700	Maxis Berhad	159,727
32,756	Mobile TeleSystems PJSC, ADR	361,299
107,230	MTN Group, Ltd.^	974,809
5,795	Pldt, Inc.	189,254
258,900	PT XL Axiata Tbk*	59,465
11,688	Sistema Jsfc-REG S Sponsor, GDR	104,728
1,281	SK Telecom Co., Ltd.	289,164
107,000	Taiwan Mobile Co., Ltd.	393,158
49,796	Tim Participacoes SA	159,724
60,908	Turkcell Iletisim Hizmetleri AS	200,610
23,456	Vodacom Group, Ltd.	265,915

		10,849,197

Total Common Stocks (Cost $238,730,981)		278,733,986

Preferred Stocks (1.8%):
Automobiles (0.1%):
2,372	Hyundai Motor Co., Ltd., 3.96%	219,536

Banks (0.9%):
210,140	Itau Unibanco Holding SA, Series S, 0.44%	2,551,140

Chemicals (0.0%):
10,700	Braskem SA, Class A, 7.89%	108,945

Food & Staples Retailing (0.1%):
10,900	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, 0.02%	209,914

Metals & Mining (0.1%):
55,788	Gerdau SA, 0.46%	194,271

Multiline Retail (0.1%):
39,600	Lojas Americanas SA, 0.09%	206,723

Technology Hardware, Storage & Peripherals (0.5%):
1,121	Samsung Electronics Co., Ltd., 1.78%	1,607,995

Total Preferred Stocks (Cost $4,495,870)		5,098,524

Right (0.0%):
Health Care Providers & Services (0.0%):
23,464	Life Healthcare Group Holdings, Ltd, Expires on 4/14/17*	7,879

Total Right (Cost $–)		7,879

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (4.9%):
$14,029,754	AZL Emerging Markets Equity Index Fund Securities Lending Collateral Account(b)	$14,029,754

Total Securities Held as Collateral for Securities on Loan (Cost $14,029,754)		14,029,754

Unaffiliated Investment Company (0.2%):
657,511	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(c)	657,511

Total Unaffiliated Investment Company (Cost $657,511)		657,511

Total Investment Securities (Cost $257,914,116)(d) - 104.3%		298,527,654
Net other assets (liabilities) - (4.3)%		(12,337,382)

Net Assets - 100.0%		$286,190,272

Percentages indicated are based on net assets as of March 31, 2017.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $13,107,235.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 0.26% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(c)	The rate represents the effective yield at March 31, 2017.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2017:

Country	Percentage
Bermuda	0.2%
Brazil	7.3%
Cayman Islands	2.0%
Chile	1.2%
China	17.4%
Colombia	0.4%
Czech Republic	0.2%
Egypt	0.1%
Greece	0.3%
Hong Kong	5.8%
Hungary	0.2%
India	8.4%
Indonesia	2.4%
Malaysia	2.3%
Malta	—	%NM
Mexico	3.5%
Peru	0.1%
Philippines	1.1%
Poland	1.2%
Qatar	0.8%
Republic of Korea (South)	14.4%
Romania	0.1%
Russian Federation	3.6%
South Africa	6.2%
Switzerland	0.2%
Taiwan, Province Of China	11.6%
Thailand	2.1%
Turkey	1.0%
United Arab Emirates	0.7%
United States	5.2%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $120,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index June Futures (U.S. Dollar)	Long	6/16/17	59	$2,836,130	$47,246

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (6.4%):
$6,930,000	Aebor Realty Collateralized Loan, Class A, Series 17-FL1, 2.11%, 4/15/27, Callable 11/15/19 @ 100(a)(b)	$6,930,000
2,531,559	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36	2,605,294
6,000,000	AmeriCredit Automoblie Receivables Trust, Class A3, Series 16-3, 1.46%, 5/10/21, Callable 9/8/20 @ 100	5,982,715
2,330,000	AmeriCredit Automoblie Receivables Trust, Class A3, Series 16-4, 1.53%, 7/8/21, Callable 12/8/20 @ 100	2,318,112
1,200,000	Anchorage Capital CLO, Ltd., Class A1A, Series 2014-4A, 2.49%, 7/28/26, Callable 4/28/17 @ 100(b)	1,200,121
1,000,000	Apidos CLO, Class A1R, Series 15-20A, 2.35%, 1/16/27, Callable 4/17/17 @ 100(b)	1,000,632
1,885,000	Arbor Realty Collateralized Loan, Class A, Series 15-FL2A, 2.66%, 9/15/25, Callable 3/15/18 @ 100(b)	1,869,732
5,350,000	Banc of America Merrill Lynch Large Loan, Class A, Series 2015-ASHF, 2.13%, 1/15/28(b)	5,366,341
1,502,000	Benefit Street Partners CLO, Ltd., Class A1R, Series 2014-IVA, 2.51%, 1/20/29, Callable 1/20/19 @ 100(b)	1,506,787
580,000	Cedar Funding, Ltd., Class A1, Series 14-3A, 2.58%, 5/20/26(b)	582,528
1,000,000	Cent CLO, LP, Class A1R, Series 14-22A, 2.29%, 11/7/26(a)(b)	1,000,000
2,000,000	Chase Issuance Trust, Class A5, Series 2016-A5, 1.27%, 7/15/21	1,978,792
1,270,000	Chrysler Capital Auto Receivables Trust, Class B, Series 2013-BA, 1.78%, 6/17/19, Callable 2/15/18 @ 100	1,271,811
3,000,000	CIFC Funding, Ltd., Class A1R, Series 15-1A, 2.43%, 1/22/27, Callable 4/22/17 @ 100(b)	3,000,459
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,270,692
2,165,000	Credit Acceptance Auto Loan Trust, Class A, Series 15-2A, 2.40%, 2/15/23, Callable 12/15/18 @ 100(b)	2,174,496
1,347,997	Credit Acceptance Auto Loan Trust, Class A, Series 2014-2A, 1.88%, 3/15/22, Callable 10/15/17 @ 100	1,349,606
11,200,000	Drive Auto Receivables Trust, Class A2, Series 17-BA, 1.59%, 12/17/18, Callable 9/15/20 @ 100	11,199,758
1,495,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2014-2, 1.41%, 2/15/21(b)	1,502,442
1,855,000	Golden Credit Card Trust, Class A, Series 2015-2A, 2.02%, 4/15/22	1,853,424
2,190,000	GoldenTree Loan Opportunities VII, Ltd., Class A, Series 2013-7A, 2.19%, 4/25/25, Callable 4/25/17 @ 100(b)	2,188,502

Principal Amount		Fair Value
Asset Backed Securities, continued
$5,057,494	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 17-1, 3.50%, 1/25/47, Callable 6/25/43 @ 100(b)	$5,171,160
962,701	Navient Student Loan Trust, Class A, Series 14-CTA, 1.61%, 9/16/24, Callable 9/15/21 @ 100(b)	964,310
1,505,000	Navient Student Loan Trust, Class A2A, Series 2016-AA, 3.91%, 12/15/45, Callable 2/15/29 @ 100	1,576,846
2,140,000	Nextgear Floorplan Master Owner Trust, Class A, Series 2014-1A, 1.92%, 10/15/19	2,142,203
2,205,000	Nomad CLO, Ltd., Class A1, Series 2013-1A, 2.22%, 1/15/25, Callable 4/15/17 @ 100(b)	2,204,991
1,400,000	OCP CLO, Ltd., Class A1R, Series 2012-2A, 2.45%, 11/22/25, Callable 11/22/18 @ 100(b)	1,404,291
1,500,000	OCP CLO, Ltd., Class A1, Series 2015-8A, 2.55%, 4/17/27, Callable 4/17/17 @ 100(b)	1,501,736
1,266,112	OneMain Financial Issuance Trust, Class A, Series 2014-2A, 2.47%, 9/18/24, Callable 4/18/17 @ 101	1,268,154
1,875,000	OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 3/18/26, Callable 1/18/18 @ 101	1,894,829
1,250,000	OZLM, Ltd., Class A1B, Series 14-7A, 2.51%, 7/17/26(b)	1,250,081
1,250,000	OZLM, Ltd., Class A1BR, Series 14-7A, 7/17/26(a)(b)	1,250,000
2,425,000	PFS Financing Corp., Class 4, Series 16-A, 2.11%, 2/18/20(b)	2,435,493
480,000	PFS Financing Corp., Class A, Series 2016-BA, 1.87%, 10/15/21	475,051
2,300,000	Prestige Auto Receivables Trust, Class C, Series 2014-1A, 2.39%, 5/15/20, Callable 7/15/18 @ 100	2,299,388
2,052,996	Progress Residential Trust, Class A, Series 2015-SFR2, 2.74%, 6/12/32	2,042,933
1,700,000	Santander Drive Auto Receivable, Class A3, Series 16-3, 1.50%, 8/17/20, Callable 3/15/20 @ 100	1,697,309
1,790,000	Santander Drive Auto Receivable, Class C, Series 16-1, 3.09%, 4/15/22, Callable 9/15/19 @ 100(b)	1,811,834
773,385	Santander Drive Auto Receivables Trust, Class C, Series 2013-4, 3.25%, 1/15/20, Callable 1/15/18 @ 100	776,930
1,587,063	Santander Drive Auto Receivables Trust, Class A3, Series 15-4, 1.58%, 9/16/19, Callable 8/15/19 @ 100(b)	1,587,765
631,711	SLM Student Loan Trust, Class A4, Series 2006-A, 1.32%, 12/15/23, Callable 9/15/27 @ 100(b)	627,365
209,552	SLM Student Loan Trust, Class A2, Series 2012-C, 3.31%, 10/15/46, Callable 7/15/18 @ 100	211,958
2,250,000	SMB Private Education Loan Trust, Class A2A, Series 17-A, 2.88%, 9/15/34	2,243,768

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities, continued
$ 640,000	SMB Private Education Loan Trust, Class A2A, Series 15-B, 2.98%, 7/15/27	$648,907
250,000	SMB Private Education Loan Trust, Class A2A, Series 16-A, 2.70%, 5/15/31(b)	249,800
3,190,000	SMB Private Education Loan Trust, Class A2A, Series 2016-C, 2.34%, 9/15/34	3,116,518
3,466,295	Social Professional Loan Program, Class A2, Series 2015-D, 2.72%, 10/27/36	3,481,415
3,140,000	Social Professional Loan Program, Class A2B, Series 16-E, 2.49%, 1/25/36	3,113,238
1,315,924	Social Professional Loan Program, Class A2, Series 2015-C, 2.51%, 8/25/33	1,313,291
1,000,000	Sound Point CLO, Ltd., Class A1, Series 2014-2A, 2.39%, 10/20/26, Callable 4/20/17 @ 100(b)	999,385
2,190,000	Springleaf Funding Trust, Class A, Series 2015-AA, 3.16%, 11/15/24, Callable 2/15/18 @ 100	2,210,758
2,074,842	Sway Residential Trust, Class A, Series 2014-1, 2.24%, 1/17/32(b)	2,079,372
2,435,000	Synchrony Credit Card Master Note Trust, Class A, Series 2012-7, 1.76%, 9/15/22	2,424,050
3,970,000	Synchrony Credit Card Master Note Trust, Class A, Series 2015-1, 2.37%, 3/15/23	4,010,343
2,270,000	Synchrony Credit Card Master Note Trust, Class A, Series 2016-2, 2.21%, 5/15/24	2,260,742
6,000,000	World Financial Network Credit Card Master Trust, Class A, Series 2012-A, 3.14%, 1/17/23	6,148,698
2,395,000	World Financial Network Credit Card Master Trust, Class A, Series 2015-B, 2.55%, 6/17/24	2,429,677
2,000,000	World Financial Network Credit Card Master Trust, Class A, Series 2016-C, 1.72%, 8/15/23	1,988,702

Total Asset Backed Securities (Cost $132,379,695)		132,465,535

Collateralized Mortgage Obligations (4.2%):
21,795	Banc of America Large Loan, Class A4B, Series 2010-UB4, 5.11%, 12/20/41(a)(b)	21,795
2,513,056	Barclays Commercial Mortgage Securities, Class A, Series 2015-SLP, 2.02%, 2/15/28(b)	2,517,760
473,005	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2007-PW16, 5.77%, 6/11/40(b)	474,002
2,540,000	BHMS Mortgage Trust, Class AFL, Series 2014-ATLS, 2.33%, 7/5/33(b)	2,543,981
6,000,000	CGGS Commercial Mortgage Trust, Class AFX, Series 2016-RNDA, 2.76%, 2/10/33	6,043,955

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$21,014,193	Citigroup Commercial Mortgage Trust, Class XA, Series 2015-P1, 0.79%, 9/15/48(b)	$1,032,408
26,542,655	Commercial Mortgage Loan Trust, Class XA, Series 2015-CCRE23, 1.00%, 5/10/48(b)	1,421,747
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48	688,391
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46	1,289,429
8,970,000	Commercial Mortgage Loan Trust, Class A, Series 2014-TWC, 1.73%, 2/13/32(b)	8,992,500
1,848,218	Commercial Mortgage Loan Trust, Class A1A, Series 2008-LS1, 6.10%, 12/10/49(b)	1,873,226
2,500,000	Core Industrial Trust, Class A, Series 2015-WEST, 3.29%, 2/10/37	2,524,660
3,640,000	Core Industrial Trust, Class A, Series 2015-CALW, 3.04%, 2/10/34	3,716,627
8,500,000	Cosmopolitian Hotel Trust, Class A, Series 2016-CSMO, 2.31%, 11/15/33(b)	8,569,147
1,590,000	Credit Suisse Mortgage Trust, Class A, Series 2016-MFF, 2.51%, 11/15/33(b)	1,593,683
82,297	DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49(b)	82,230
640,000	GAHR Commercial Mortgage Trust, Class AFX, Series 2015-NRF, 3.23%, 12/15/34	656,619
658,053	GAHR Commercial Mortgage Trust, Class AFL1, Series 2015-NRF, 2.21%, 12/15/34(b)	660,651
4,382,279	GS Mortgage Securities Trust, Class XA, Series 2013-GC10, 1.59%, 2/10/46(b)	307,033
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31	1,116,559
250,651	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.91%, 5/5/30	260,746
5,065,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45	5,259,557
955,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2016-NINE, 2.85%, 10/6/38(b)	924,813
1,180,000	Latitude Management Real Estate Capital, Class A, Series 2016-CRE2, 2.48%, 11/24/31(b)	1,177,380
1,200,000	LB Commercial Conduit Mortgage Trust, Class AM, Series 2007-C3, 6.05%, 7/15/44(b)	1,205,892

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 1,305,765	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 5.84%, 6/12/50(b)	$1,309,699
1,300,000	Morgan Stanley Baml Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48	1,325,060
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49	1,511,933
139,650,000	Morgan Stanley Capital I Trust, Class XCP, Series 2017-PRME, 1.25%, 8/15/18(a)(b)	2,624,861
1,740,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/29	1,806,593
79,773	Morgan Stanley Re-REMIC Trust, Class A, Series 2012-XA, 2.00%, 7/27/49	79,789
4,850,000	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(b)	5,545,442
1,220,000	SFAVE Commercial Mortgage Securities Trust, Class A2A, Series 2015-5AVE, 3.66%, 1/5/43(b)	1,204,625
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48	121,296
1,315,000	SMB Private Education Loan Trust, Class A2B, Series 14-A, 2.06%, 5/15/26(b)	1,329,723
336,000	SMB Private Education Loan Trust, Class A2A, Series 16-B, 2.43%, 2/17/32(b)	331,576
120,000	Social Professional Loan Program, Class A2B, Series 16-D, 2.34%, 4/25/33	117,825
1,460,000	VNO Mortgage Trust, Class A, Series 2013-PENN, 3.81%, 12/13/29	1,530,437
170,000	Waldorf Astoria Boca Raton Trust, Class A, Series 2016-BOCA, 2.26%, 6/15/29(b)	170,564
5,100,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48	5,209,068
1,635,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,684,097
43,600,981	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 1.10%, 12/15/59(b)	3,041,500
17,804,121	WF-RBS Commercial Mortgage Trust, Class XA, Series 2014-C20, 1.16%, 5/15/47(b)	963,498
2,020,000	World Financial Network Credit Card Master Trust, Class A, Series 2016-A, 2.03%, 4/15/25	1,989,960

Total Collateralized Mortgage Obligations (Cost $90,142,936)		86,852,337

Principal Amount		Fair Value
Corporate Bonds (18.4%):
Aerospace & Defense (0.5%):
$ 580,000	Aviation Capital Group Corp., 2.88%, 9/17/18, Callable 8/17/18 @ 100(c)	$585,816
95,000	BAE Systems plc, 3.85%, 12/15/25, Callable 9/15/25 @ 100(c)	97,487
80,000	Boeing Co. (The), 3.30%, 3/1/35, Callable 9/1/34 @ 100	74,972
40,000	Boeing Co. (The), 3.50%, 3/1/45, Callable 9/1/44 @ 100^	36,719
90,000	General Dynamics Corp., 2.13%, 8/15/26, Callable 5/15/26 @ 100	83,256
25,000	Lockheed Martin Corp., 3.10%, 1/15/23, Callable 11/15/22 @ 100^	25,342
2,075,000	Lockheed Martin Corp., 3.55%, 1/15/26, Callable 10/15/25 @ 100	2,108,914
319,000	Lockheed Martin Corp., 4.50%, 5/15/36, Callable 11/15/35 @ 100	338,788
1,356,000	Lockheed Martin Corp., 4.70%, 5/15/46, Callable 11/15/45 @ 100	1,468,757
1,810,000	Northrop Grumman Corp., 3.25%, 8/1/23	1,850,908
1,800,000	Rockwell Collins, Inc., 2.80%, 3/15/22, Callable 2/15/22 @ 100	1,802,448
1,154,000	United Technologies Corp., 1.78%, 5/4/18(b)	1,153,673
500,000	United Technologies Corp., 4.50%, 6/1/42	529,182
500,000	United Technologies Corp., 3.75%, 11/1/46, Callable 5/1/46 @ 100^	469,434

		10,625,696

Air Freight & Logistics (0.1%):
500,000	FedEx Corp., 3.88%, 8/1/42^	456,459
820,000	FedEx Corp., 4.55%, 4/1/46, Callable 10/1/45 @ 100	819,384

		1,275,843

Airlines (0.1%):
460,000	American Airlines, Series AA, 3.65%, 8/15/30	461,863
645,813	American Airlines 15-1, Series A, 3.38%, 5/1/27	632,896
571,598	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	574,742

		1,669,501

Auto Components (0.0%):
50,000	Delphi Corp., 4.15%, 3/15/24, Callable 12/15/23 @ 100	52,211

Automobiles (0.1%):
967,000	BMW US Capital LLC, 1.50%, 4/11/19(c)	960,417
1,125,000	Ford Motor Co., 5.29%, 12/8/46, Callable 6/8/46 @ 100^	1,122,412

		2,082,829

Banks (3.2%):
403,000	Bank of America Corp., 2.00%, 1/11/18, MTN	404,030
1,065,000	Bank of America Corp., 2.23%, 3/22/18, MTN^(b)	1,072,386
500,000	Bank of America Corp., 5.65%, 5/1/18, MTN	520,209
311,000	Bank of America Corp., 1.95%, 5/12/18, MTN	311,690
747,000	Bank of America Corp., 2.60%, 1/15/19	754,778

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 766,000	Bank of America Corp., Series L, 2.25%, 4/21/20, MTN	$763,970
5,360,000	Bank of America Corp., Series G, 2.63%, 4/19/21^	5,346,835
890,000	Bank of America Corp., 2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	867,568
370,000	Bank of America Corp., 3.30%, 1/11/23, MTN	372,296
1,095,000	Bank of America Corp., 4.00%, 4/1/24	1,135,294
585,000	Bank of America Corp., 4.00%, 1/22/25, MTN	584,384
1,020,000	Bank of America Corp., Series L, 3.95%, 4/21/25	1,015,580
4,336,000	Bank of America Corp., Series G, 4.45%, 3/3/26	4,446,767
1,810,000	Bank of America Corp., Series G, 3.50%, 4/19/26	1,784,895
2,880,000	Bank of America Corp., 3.82%, 1/20/28, Callable 1/20/27 @ 100, MTN^(b)	2,884,830
284,000	Branch Banking & Trust, 3.63%, 9/16/25, Callable 8/16/25 @ 100	290,938
2,580,000	Citigroup, Inc., 1.80%, 2/5/18	2,581,326
250,000	Citizens Bank NA/RI, 2.55%, 5/13/21, Callable 4/13/21 @ 100	248,581
40,000	Citizens Financial Group, Inc., 2.38%, 7/28/21, Callable 9/1/17 @ 100	39,444
206,000	Fifth Third Bank, 2.15%, 8/20/18, Callable 7/20/18 @ 100	207,206
837,000	Fifth Third Bank, Series BKNT, 3.85%, 3/15/26, Callable 2/15/26 @ 100	843,684
1,306,000	HSBC USA, Inc., 1.70%, 3/5/18^	1,306,654
1,660,000	HSBC USA, Inc., 2.35%, 3/5/20	1,664,284
2,000,000	HSBC USA, Inc., 2.75%, 8/7/20	2,022,530
1,095,000	JPMorgan Chase & Co., 2.20%, 10/22/19	1,100,312
20,000	JPMorgan Chase & Co., 2.75%, 6/23/20, Callable 5/23/20 @ 100	20,261
3,720,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100^	3,681,372
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22	134,712
450,000	JPMorgan Chase & Co., 2.70%, 5/18/23, Callable 3/18/23 @ 100	441,007
691,000	JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	714,271
630,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	611,702
4,840,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	4,601,697
1,933,000	JPMorgan Chase & Co., 4.25%, 10/1/27	1,980,401
4,710,000	JPMorgan Chase & Co., 3.78%, 2/1/28, Callable 2/1/27 @ 100(b)	4,754,443
762,000	JPMorgan Chase & Co., 6.00%, 12/29/49, Callable 8/1/23 @ 100(b)	794,614
200,000	KeyCorp, 2.90%, 9/15/20	203,230
142,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	149,417
2,040,000	Santander Holdings USA, 3.70%, 3/28/22, Callable 2/28/22 @ 100(c)	2,047,040

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 460,000	Santander Holdings USA, Inc., 2.70%, 5/24/19, Callable 4/24/19 @ 100	$462,177
265,000	Santander Holdings USA, Inc., 2.65%, 4/17/20, Callable 3/17/20 @ 100	263,767
300,000	U.S. BanCorp, Series V, 2.38%, 7/22/26, Callable 6/22/26 @ 100^	280,311
1,310,000	US BanCorp, 5.30%, 12/31/49, Callable 4/15/27 @ 100^(b)	1,334,563
128,000	Wachovia Corp., 5.50%, 8/1/35	144,396
514,000	Wells Fargo & Co., Series G, 2.60%, 7/22/20	519,082
1,590,000	Wells Fargo & Co., 2.10%, 7/26/21^	1,557,281
250,000	Wells Fargo & Co., 3.00%, 4/22/26	239,930
3,295,000	Wells Fargo & Co., 3.00%, 10/23/26	3,154,808
3,105,000	Wells Fargo & Co., Series G, 4.30%, 7/22/27^	3,226,542
246,000	Wells Fargo & Co., 3.90%, 5/1/45	235,533
175,000	Wells Fargo & Co., Series G, 4.90%, 11/17/45	182,460
680,000	Wells Fargo & Co., 4.40%, 6/14/46, MTN	658,564
1,140,000	Wells Fargo & Co., 4.75%, 12/7/46	1,164,646

		66,128,698

Beverages (0.7%):
1,310,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	1,319,851
1,461,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	1,487,022
3,005,000	Anheuser-Busch InBev NV, 3.65%, 2/1/26, Callable 11/1/25 @ 100	3,038,657
1,090,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,153,175
2,230,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	2,410,015
1,150,000	Molson Coors Brewing Co., 1.90%, 3/15/19(c)	1,149,380
675,000	Molson Coors Brewing Co., 2.25%, 3/15/20, Callable 2/15/20 @ 100(c)	675,354
620,000	Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100	589,579
90,000	Molson Coors Brewing Co., 4.20%, 7/15/46, Callable 1/15/46 @ 100	84,277
1,200,000	PepsiCo, Inc., 1.70%, 10/6/21, Callable 9/6/21 @ 100^	1,170,109
200,000	PepsiCo, Inc., 2.38%, 10/6/26, Callable 7/6/26 @ 100^	189,461
200,000	PepsiCo, Inc., 3.45%, 10/6/46, Callable 4/6/46 @ 100	180,954

		13,447,834

Biotechnology (0.5%):
120,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	119,682
400,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	381,693
1,000,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100^	987,444
1,000,000	AbbVie, Inc., 3.20%, 5/14/26, Callable 2/14/26 @ 100	961,277
130,000	AbbVie, Inc., 4.30%, 5/14/36, Callable 11/14/35 @ 100	125,988
389,000	AbbVie, Inc., 4.40%, 11/6/42	370,748
500,000	Amgen, Inc., 1.85%, 8/19/21, Callable 7/19/21 @ 100^	485,918

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Biotechnology, continued
$ 450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100^	$467,726
640,000	Amgen, Inc., 2.60%, 8/19/26, Callable 5/19/26 @ 100	593,254
350,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	339,724
254,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	252,259
367,000	Amgen, Inc., 4.66%, 6/15/51, Callable 12/15/50 @ 100	367,228
390,000	Baxalta, Inc., 5.25%, 6/23/45, Callable 12/23/44 @ 100	425,952
200,000	Biogen, Inc., 3.63%, 9/15/22	206,278
500,000	Biogen, Inc., 4.05%, 9/15/25, Callable 6/15/25 @ 100	518,121
60,000	Biogen, Inc., 5.20%, 9/15/45, Callable 3/15/45 @ 100	64,866
50,000	Gilead Sciences, Inc., 2.50%, 9/1/23, Callable 7/1/23 @ 100	48,375
800,000	Gilead Sciences, Inc., 3.65%, 3/1/26, Callable 12/1/25 @ 100	807,261
230,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	237,576
204,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	208,078
3,490,000	Gilead Sciences, Inc., 4.15%, 3/1/47, Callable 9/1/46 @ 100^	3,254,680

		11,224,128

Capital Markets (1.5%):
1,475,000	Bank of New York Mellon Corp. (The), 2.05%, 5/3/21, Callable 4/3/21 @ 100, MTN	1,455,549
205,000	Bank of New York Mellon Corp. (The), Series G, 3.00%, 2/24/25, Callable 1/24/25 @ 100	202,782
135,000	Bank of New York Mellon Corp. (The), 2.80%, 5/4/26, Callable 2/4/26 @ 100	130,772
1,958,000	Bank of New York Mellon Corp. (The), 3.44%, 2/7/28, Callable 2/7/27 @ 100(b)	1,972,888
185,000	Bank of New York Mellon Corp. (The), 3.00%, 10/30/28, Callable 7/30/28 @ 100	176,025
1,633,000	Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49, Callable 6/20/20 @ 100^(b)	1,684,541
1,320,000	Bank of New York Mellon Corp. (The), 4.62%, 12/29/49, Callable 9/20/26 @ 100(b)	1,267,200
1,235,000	Chalres Schwab Corp., Series E, 4.62%, 12/29/49, Callable 3/1/22 @ 100^(b)	1,216,475
650,000	Goldman Sachs Group, Inc., 2.88%, 2/25/21, Callable 1/25/21 @ 100	654,211
3,000,000	Goldman Sachs Group, Inc., 5.95%, 1/15/27	3,423,446
1,135,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18	1,141,222
562,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	569,278
610,000	Goldman Sachs Group, Inc. (The), 2.60%, 4/23/20, Callable 3/23/20 @ 100^	613,436

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 335,000	Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25, Callable 2/22/25 @ 100	$339,130
3,915,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100^	3,940,114
360,000	Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44, Callable 1/8/44 @ 100	380,156
150,000	Goldman Sachs Group, Inc. (The), 4.75%, 10/21/45, Callable 4/21/45 @ 100	158,032
706,000	Morgan Stanley, 1.88%, 1/5/18	707,241
414,000	Morgan Stanley, 2.13%, 4/25/18	415,581
1,460,000	Morgan Stanley, 2.80%, 6/16/20	1,477,710
1,300,000	Morgan Stanley, 4.88%, 11/1/22	1,405,619
1,005,000	Morgan Stanley, 3.75%, 2/25/23	1,037,868
710,000	Morgan Stanley, 3.63%, 1/20/27^	704,814
169,000	Morgan Stanley, 3.95%, 4/23/27	167,376
1,220,000	Morgan Stanley, 4.38%, 1/22/47	1,220,883
610,000	Northern Trust Corp., 4.60%, 12/29/49, Callable 10/1/26 @ 100^(b)	597,800
1,355,000	State Street Corp., 2.55%, 8/18/20	1,373,194
2,419,000	State Street Corp., Series F, 5.25%, 12/31/49, Callable 9/15/20 @ 100^(b)	2,533,902
228,276	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(c)	228,274
1,000,000	UBS Group AG, 4.13%, 4/15/26(c)	1,016,560

		32,212,079

Chemicals (0.1%):
49,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	48,163
410,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	415,608
220,000	Eastman Chemical Co., 4.65%, 10/15/44, Callable 4/15/44 @ 100	221,413
1,000,000	Ecolab, Inc., 2.70%, 11/1/26, Callable 8/1/26 @ 100^	950,515
410,000	LyondellBasell Idustries NV, 4.88%, 3/15/44, Callable 9/15/43 @ 100	424,716
199,000	Monsanto Co., 3.38%, 7/15/24, Callable 4/15/24 @ 100^	199,639
90,000	Monsanto Co., 4.40%, 7/15/44, Callable 1/15/44 @ 100^	87,474
250,000	Monsanto Co., 3.95%, 4/15/45, Callable 10/15/44 @ 100	227,961
220,000	RPM International, Inc., 3.75%, 3/15/27, Callable 12/15/26 @ 100	219,890

		2,795,379

Commercial Services & Supplies (0.0%):
535,000	Republic Services, Inc., 3.20%, 3/15/25, Callable 12/15/24 @ 100	532,996
45,000	Republic Services, Inc., 2.90%, 7/1/26, Callable 4/1/26 @ 100^	43,474

		576,470

Communications Equipment (0.2%):
927,000	Cisco Systems, Inc., 2.20%, 2/28/21	927,400
1,099,000	Cisco Systems, Inc., 1.85%, 9/20/21, Callable 8/20/21 @ 100	1,077,788
435,000	Cisco Systems, Inc., 2.20%, 9/20/23, Callable 7/20/23 @ 100	421,180

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Communications Equipment, continued
$ 550,000	Cisco Systems, Inc., 2.50%, 9/20/26, Callable 6/20/26 @ 100^	$522,206
135,000	Harris Corp., 2.70%, 4/27/20, Callable 3/27/20 @ 100	136,241
1,000,000	Harris Corp., 3.83%, 4/27/25, Callable 1/27/25 @ 100	1,017,995
50,000	Juniper Networks, Inc., 4.35%, 6/15/25, Callable 3/15/25 @ 100^	51,352
224,000	Motorola Solutions, Inc., 4.00%, 9/1/24	224,396

		4,378,558

Consumer Finance (0.9%):
425,000	American Honda Finance, 2.25%, 8/15/19	428,716
290,000	Capital One Bank USA NA, 1.30%, 6/5/17, Callable 5/8/17 @ 100^	289,991
720,000	Capital One Financial Corp., 3.20%, 2/5/25, Callable 1/5/25 @ 100^	697,170
1,651,000	Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100	1,598,792
1,185,000	Capital One NA, Series BKNT, 1.65%, 2/5/18, Callable 1/5/18 @ 100	1,184,801
1,510,000	Capital One NA, 2.35%, 1/31/20, Callable 12/31/19 @ 100	1,510,314
545,000	Capital One NA, 2.95%, 7/23/21, Callable 6/23/21 @ 100	549,349
455,000	Discover Bank, 2.60%, 11/13/18, Callable 10/12/18 @ 100	459,241
330,000	Discover Bank, Series BKNT, 3.10%, 6/4/20, Callable 5/4/20 @ 100	336,638
2,155,000	Discover Bank, 3.45%, 7/27/26, Callable 4/27/26 @ 100	2,068,663
1,045,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	1,044,986
950,000	Ford Motor Credit Co. LLC, 2.94%, 1/8/19	962,977
1,500,000	Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,652,210
220,000	Hyundai Capital America, 2.40%, 10/30/18(c)	220,692
95,000	Hyundai Capital America, 2.50%, 3/18/19(c)	95,326
945,000	Hyundai Capital America, 2.55%, 4/3/20(c)	945,014
588,000	Hyundai Capital America, 3.00%, 10/30/20(c)	592,631
371,000	Nissan Motor Acceptance, 2.00%, 3/8/19(c)	371,035
1,115,000	Nissan Motor Acceptance, 2.25%, 1/13/20(c)	1,116,057
560,000	Nissan Motor Acceptance, 2.13%, 3/3/20(c)	556,486
125,000	Synchrony Financial, 2.70%, 2/3/20, Callable 1/3/20 @ 100	125,501
85,000	Synchrony Financial, 4.50%, 7/23/25, Callable 4/24/25 @ 100	87,230
500,000	Synchrony Financial, 3.70%, 8/4/26, Callable 5/4/26 @ 100	484,755
140,000	Toyota Motor Credit Corp., 1.40%, 5/20/19	138,882
277,000	Toyota Motor Credit Corp., 2.13%, 7/18/19^	279,199

		17,796,656

Principal Amount		Fair Value
Corporate Bonds, continued
Containers & Packaging (0.0%):
$ 685,000	WestRock RKT Co., 4.90%, 3/1/22	$741,754

Diversified Consumer Services (0.1%):
145,000	California Institute of Technology, 4.32%, 8/1/45	155,215
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/2114	371,841
114,000	Pres & Fellows of Harvar, 3.15%, 7/15/46, Callable 1/15/46 @ 100	105,243
575,000	Pres & Fellows of Harvar, 3.30%, 7/15/56, Callable 1/15/56 @ 100	531,447

		1,163,746

Diversified Financial Services (0.3%):
135,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100^	135,033
95,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	94,909
1,090,000	Daimler Finance NA LLC, 1.88%, 1/11/18(c)	1,091,005
1,321,000	Daimler Finance NA LLC, 1.50%, 7/5/19(c)	1,302,341
2,900,000	Daimler Finance NA LLC, 2.30%, 1/6/20^(c)	2,906,569

		5,529,857

Diversified Telecommunication Services (1.3%):
316,000	AT&T, Inc., 2.38%, 11/27/18^	318,190
317,000	AT&T, Inc., 2.30%, 3/11/19^	318,541
720,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	719,948
1,000,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100	1,002,971
665,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	661,539
4,000,000	AT&T, Inc., 4.18%, 11/27/22(c)(d)	3,225,203
150,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	157,202
185,000	AT&T, Inc., 3.95%, 1/15/25, Callable 10/15/24 @ 100	186,561
2,000,000	AT&T, Inc., 4.13%, 2/17/26, Callable 11/17/25 @ 100^	2,028,198
1,230,000	AT&T, Inc., 4.25%, 3/1/27, Callable 12/1/26 @ 100	1,243,626
170,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	160,485
122,000	AT&T, Inc., 5.35%, 9/1/40	125,353
1,010,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	942,418
1,405,000	AT&T, Inc., 5.45%, 3/1/47, Callable 9/1/46 @ 100	1,436,265
1,320,000	Verizon Communications, Inc., 4.50%, 9/15/20	1,404,986
447,000	Verizon Communications, Inc., 3.45%, 3/15/21^	459,120
1,500,000	Verizon Communications, Inc., 1.75%, 8/15/21, Callable 7/15/21 @ 100	1,435,991
1,325,000	Verizon Communications, Inc., 3.00%, 11/1/21, Callable 9/1/21 @ 100	1,330,350
255,000	Verizon Communications, Inc., 2.95%, 3/15/22^(c)	253,985
192,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	185,201

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$1,195,000	Verizon Communications, Inc., 5.15%, 9/15/23	$1,315,215
3,000,000	Verizon Communications, Inc., 2.63%, 8/15/26	2,739,429
880,000	Verizon Communications, Inc., 4.13%, 8/15/46	759,319
3,322,000	Verizon Communications, Inc., 4.86%, 8/21/46	3,193,766
1,390,000	Verizon Communications, Inc., 5.50%, 3/16/47	1,456,922
250,000	Verizon Communications, Inc., 5.01%, 4/15/49(c)	242,786
525,000	Verizon Communications, Inc., 5.01%, 8/21/54	498,056

		27,801,626

Electric Utilities (1.6%):
500,000	Baltimore Gas & Electric, 2.80%, 8/15/22, Callable 5/15/22 @ 100	500,799
500,000	Baltimore Gas & Electric, 2.40%, 8/15/26, Callable 5/15/26 @ 100	466,070
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	265,065
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100	430,828
2,295,000	Duke Energy Carolinas, 2.95%, 12/1/26, Callable 9/1/26 @ 100	2,257,704
1,000,000	Duke Energy Carolinas, 4.25%, 12/15/41, Callable 6/15/41 @ 100	1,035,186
555,000	Duke Energy Carolinas, 3.75%, 6/1/45, Callable 12/1/44 @ 100	529,850
1,500,000	Duke Energy Corp., 1.80%, 9/1/21, Callable 8/1/21 @ 100	1,448,909
1,780,000	Duke Energy Corp., 3.55%, 9/15/21, Callable 6/15/21 @ 100	1,845,509
2,850,000	Duke Energy Corp., 3.05%, 8/15/22, Callable 5/15/22 @ 100	2,872,233
1,500,000	Duke Energy Corp., 2.65%, 9/1/26, Callable 6/1/26 @ 100	1,397,574
1,000,000	Duke Energy Corp., 3.75%, 9/1/46, Callable 3/1/46 @ 100	897,767
45,000	Emera US Finance, LP, 2.15%, 6/15/19	44,986
15,000	Emera US Finance, LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100^	14,745
560,000	Emera US Finance, LP, 4.75%, 6/15/46, Callable 12/15/45 @ 100	565,073
1,500,000	Entergy Corp., 5.13%, 9/15/20, Callable 6/15/20 @ 100	1,620,459
4,105,000	Entergy Corp., 2.95%, 9/1/26, Callable 6/1/26 @ 100	3,891,930
135,000	Exelon Corp., 2.85%, 6/15/20, Callable 5/15/20 @ 100	136,770
15,000	Exelon Corp., 2.45%, 4/15/21, Callable 3/15/21 @ 100	14,820
35,000	Exelon Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100^	34,423
92,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100	97,382
163,000	Exelon Corp., 5.63%, 6/15/35	186,152
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	49,265
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	585,394

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 110,000	Northern States PWR-MINN, 3.40%, 8/15/42, Callable 2/15/42 @ 100	$101,078
619,000	PacifiCorp, 5.65%, 7/15/18	650,315
395,000	PacifiCorp, 5.75%, 4/1/37	482,737
1,000,000	PPL Capital Funding, Inc., 3.40%, 6/1/23, Callable 3/1/23 @ 100	1,009,838
350,000	PPL Capital Funding, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100^	370,111
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	371,986
600,000	Southwestern Public Service Co., 3.30%, 6/15/24, Callable 12/15/23 @ 100	610,609
5,510,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/1/22 @ 100	5,700,905
1,075,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100	1,069,038
215,000	Virginia Electric & Power Co., Series B, 2.95%, 11/15/26, Callable 8/15/26 @ 100	209,853
185,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	229,680
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	32,138
255,000	Virginia Electric & Power Co., Series C, 4.00%, 11/15/46, Callable 5/15/46 @ 100	251,800

		32,278,981

Electrical Equipment (0.2%):
840,000	Eaton Corp., 1.50%, 11/2/17	839,889
3,101,000	Eaton Corp., 2.75%, 11/2/22	3,079,396
255,000	Eaton Corp., 4.00%, 11/2/32	258,439

		4,177,724

Electronic Equipment, Instruments & Components (0.0%):
40,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100^	40,511

Energy Equipment & Services (0.1%):
1,085,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100^	1,098,665
263,000	Halliburton Co., 5.00%, 11/15/45, Callable 5/15/45 @ 100	277,095

		1,375,760

Equity Real Estate Investment Trusts (0.2%):
424,000	American Tower Corp., 3.30%, 2/15/21, Callable 1/15/21 @ 100	429,952
141,000	American Tower Corp., 4.00%, 6/1/25, Callable 3/1/25 @ 100	142,663
424,000	American Tower Corp., 4.40%, 2/15/26, Callable 11/15/25 @ 100	438,617
150,000	Boston Properties, LP, 2.75%, 10/1/26, Callable 7/1/26 @ 100	138,065
25,000	Crown Castle International Corp., 3.40%, 2/15/21, Callable 1/15/21 @ 100^	25,430
175,000	Crown Castle International Corp., 2.25%, 9/1/21, Callable 8/1/21 @ 100	170,126
2,000,000	Crown Castle International Corp., 5.25%, 1/15/23	2,182,476

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$ 535,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	$525,020
535,000	Crown Castle Towers LLC, Series 144A, 6.11%, 1/15/20, Callable 7/15/19 @ 100(c)	579,278
460,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	431,463

		5,063,090

Food & Staples Retailing (0.4%):
2,000,000	CVS Health Corp., 2.80%, 7/20/20, Callable 6/20/20 @ 100	2,033,516
130,000	CVS Health Corp., 5.30%, 12/5/43, Callable 6/5/43 @ 100	145,327
985,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	1,086,748
1,000,000	Supermarkets & Pharmacies, 2.88%, 6/1/26, Callable 3/1/26 @ 100^	953,681
2,190,000	Walgreens Boots Alliance, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	2,141,292
220,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	224,409
840,000	Walgreens Boots Alliance, Inc., 4.65%, 6/1/46, Callable 12/1/45 @ 100	835,704
199,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	266,757
305,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 10/11/42 @ 100	304,994
251,000	Wal-Mart Stores, Inc., 4.30%, 4/22/44, Callable 10/22/43 @ 100^	265,017

		8,257,445

Food Products (0.1%):
1,405,000	Kraft Heinz Foods Co., 3.00%, 6/1/26, Callable 3/1/26 @ 100	1,320,339
280,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	262,753

		1,583,092

Health Care Equipment & Supplies (0.2%):
35,000	Abbott Laboratories, 3.88%, 9/15/25, Callable 6/15/25 @ 100	35,562
166,000	Abbott Laboratories, 4.75%, 4/15/43, Callable 10/15/42 @ 100	167,021
132,000	Becton, Dickinson & Co., 1.80%, 12/15/17	132,098
109,000	Becton, Dickinson & Co., 2.68%, 12/15/19	110,552
84,000	Becton, Dickinson & Co., 3.73%, 12/15/24, Callable 9/15/24 @ 100	86,467
200,000	Becton, Dickinson & Co., 4.69%, 12/15/44, Callable 6/15/44 @ 100	208,770
311,000	Medtronic, Inc., 3.15%, 3/15/22	320,080
1,132,000	Medtronic, Inc., 3.50%, 3/15/25	1,158,315
810,000	Medtronic, Inc., 4.63%, 3/15/45	869,706
200,000	Stryker Corp., 2.63%, 3/15/21, Callable 2/15/21 @ 100	201,159
50,000	Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100^	50,496
285,000	Stryker Corp., 4.63%, 3/15/46, Callable 9/15/45 @ 100	293,072

		3,633,298

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services (0.3%):
$ 185,000	Aetna, Inc., 2.75%, 11/15/22, Callable 8/15/22 @ 100	$184,862
105,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	107,224
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	373,869
410,000	CIGNA Corp., 3.25%, 4/15/25, Callable 1/15/25 @ 100	405,269
220,000	Humana, Inc., 4.80%, 3/15/47, Callable 9/15/46 @ 100	229,986
725,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	724,934
160,000	UnitedHealth Group, Inc., 2.70%, 7/15/20	163,216
545,000	UnitedHealth Group, Inc., 3.35%, 7/15/22	563,875
1,000,000	UnitedHealth Group, Inc., 3.10%, 3/15/26	992,480
245,000	UnitedHealth Group, Inc., 4.63%, 7/15/35	267,107
80,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100	81,536
1,640,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	1,797,252

		5,891,610

Hotels, Restaurants & Leisure (0.1%):
10,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	10,134
55,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100	56,254
1,190,000	McDonald’s Corp., 3.50%, 3/1/27, Callable 12/1/26 @ 100, MTN^	1,192,558
50,000	McDonald’s Corp., 4.70%, 12/9/35, Callable 6/9/35 @ 100	52,393
120,000	McDonald’s Corp., 4.60%, 5/26/45, Callable 11/26/44 @ 100	121,972
60,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	63,816
1,110,000	McDonald’s Corp., 4.45%, 3/1/47, Callable 9/1/46 @ 100, MTN	1,113,696

		2,610,823

Household Durables (0.1%):
856,000	Newell Rubbermaid, Inc., 3.85%, 4/1/23, Callable 2/1/23 @ 100	884,740
430,000	Newell Rubbermaid, Inc., 4.20%, 4/1/26, Callable 1/1/26 @ 100	447,519

		1,332,259

Industrial Conglomerates (0.1%):
106,000	General Electric Capital Corp., 4.38%, 9/16/20	113,931
1,720,000	General Electric Co., 2.70%, 10/9/22	1,732,877
500,000	General Electric Co., 4.50%, 3/11/44	537,899
309,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100(c)	315,596
174,000	Georgia-Pacific LLC, 7.75%, 11/15/29	241,581

		2,941,884

Insurance (0.3%):
325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	331,844
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43	418,224

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$ 850,000	American International Group, Inc., 4.50%, 7/16/44, Callable 1/16/44 @ 100	$811,135
70,000	American International Group, Inc., 4.80%, 7/10/45, Callable 1/10/45 @ 100	69,820
305,000	Arch Capital Finance LLC, 4.01%, 12/15/26, Callable 9/15/26 @ 100	312,743
500,000	Hartford Financial Services Group, 5.13%, 4/15/22	552,038
401,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	386,564
800,000	Hartford Financial Services Group, 6.10%, 10/1/41	964,585
20,000	Marsh & McLennan Cos., Inc., 3.50%, 3/10/25, Callable 12/10/24 @ 100	20,275
1,060,000	Marsh & McLennan Cos., Inc., 3.75%, 3/14/26, Callable 12/14/25 @ 100	1,090,414
130,000	MetLife, Inc., 4.05%, 3/1/45	126,062
95,000	Principal Financial Group, Inc., 3.13%, 5/15/23	95,145
196,000	Principal Financial Group, Inc., 3.10%, 11/15/26, Callable 8/15/26 @ 100	190,845
25,000	Principal Financial Group, Inc., 4.63%, 9/15/42	26,424
120,000	Teachers Insurance & Annuity Association, 6.85%, 12/16/39(c)	158,620
50,000	Teachers Insurance & Annuity Association, 4.90%, 9/15/44(c)	54,072
214,000	Travelers Cos., Inc. (The), 4.30%, 8/25/45, Callable 2/25/45 @ 100	222,613
50,000	Travelers Cos., Inc. (The), 3.75%, 5/15/46, Callable 11/15/45 @ 100	47,381

		5,878,804

Internet & Direct Marketing Retail (0.1%):
390,000	Amazon.com, Inc., 3.80%, 12/5/24, Callable 9/5/24 @ 100^	412,946
861,000	Amazon.com, Inc., 4.80%, 12/5/34, Callable 6/5/34 @ 100	953,397
488,000	Amazon.com, Inc., 4.95%, 12/5/44, Callable 6/5/44 @ 100^	551,273

		1,917,616

IT Services (0.2%):
125,000	DXC Technology Co., 2.88%, 3/27/20(c)	126,047
1,110,000	DXC Technology Co., 4.25%, 4/15/24, Callable 2/15/24 @ 100(c)	1,128,679
173,000	Fidelity National Information Services, Inc., 5.00%, 10/15/25, Callable 7/15/25 @ 100	188,158
250,000	Fidelity National Information Services, Inc., 4.50%, 8/15/46, Callable 2/15/46 @ 100	241,277
420,000	IBM Corp., 2.88%, 11/9/22	424,890
100,000	IBM Corp., 4.70%, 2/19/46^	110,134
450,000	MasterCard, Inc., 3.38%, 4/1/24	465,333
500,000	Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	501,729
487,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	509,485

Principal Amount		Fair Value
Corporate Bonds, continued
IT Services, continued
$ 784,000	Visa, Inc., 4.30%, 12/14/45, Callable 6/14/45 @ 100	$822,760

		4,518,492

Life Sciences Tools & Services (0.0%):
111,000	Agilent Technologies, Inc., 6.50%, 11/1/17	113,865
313,000	Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	324,863
550,000	Thermo Fisher Scientific, Inc., 2.95%, 9/19/26, Callable 6/19/26 @ 100	523,665

		962,393

Machinery (0.1%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	605,759
1,050,000	John Deere Capital Corp., 2.65%, 1/6/22, MTN	1,053,793
910,000	John Deere Capital Corp., 2.80%, 3/6/23	912,166
255,000	Parker-Hannifin Corp., 4.10%, 3/1/47, Callable 9/1/46 @ 100(c)	256,531

		2,828,249

Media (1.4%):
778,000	Comcast Corp., 3.15%, 3/1/26, Callable 12/1/25 @ 100	765,466
2,331,000	Comcast Corp., 2.35%, 1/15/27, Callable 10/15/26 @ 100	2,135,835
10,440,000	Comcast Corp., 3.30%, 2/1/27, Callable 11/1/26 @ 100^	10,362,305
3,750,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100^	3,208,624
224,000	Cox Communications, Inc., 8.38%, 3/1/39(c)	279,709
575,000	Cox Communications, Inc., 4.70%, 12/15/42(c)	512,011
662,000	Discovery Communications, Inc., 4.88%, 4/1/43	599,675
2,320,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100	2,436,000
820,000	NBCUniversal Media LLC, 5.15%, 4/30/20	895,003
580,000	NBCUniversal Media LLC, 4.45%, 1/15/43	583,848
569,000	Time Warner, Inc., 3.60%, 7/15/25, Callable 4/15/25 @ 100	562,604
2,607,000	Time Warner, Inc., 3.88%, 1/15/26, Callable 10/15/25 @ 100	2,612,892
1,150,000	Time Warner, Inc., 3.80%, 2/15/27, Callable 11/15/26 @ 100	1,137,459
285,000	Twenty-First Century Fox, Inc., 3.70%, 10/15/25, Callable 7/15/25 @ 100	288,942
206,000	Twenty-First Century Fox, Inc., 6.40%, 12/15/35	249,876
330,000	Viacom, Inc., 4.85%, 12/15/34, Callable 6/15/34 @ 100	319,262
500,000	Viacom, Inc., 5.85%, 9/1/43, Callable 3/1/43 @ 100	526,613
1,370,000	Walt Disney Co. (The), 1.85%, 7/30/26^	1,241,661

		28,717,785

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Multiline Retail (0.0%):
$ 423,000	Dollar General Corp., 4.15%, 11/1/25, Callable 8/1/25 @ 100^	$436,937

Multi-Utilities (0.2%):
85,000	CMS Energy Corp., 3.00%, 5/15/26, Callable 2/15/26 @ 100	81,538
775,000	CMS Energy Corp., 4.70%, 3/31/43, Callable 9/30/42 @ 100	795,074
440,000	CMS Energy Corp., 4.88%, 3/1/44, Callable 9/1/43 @ 100	468,494
171,000	Dominion Gas Holdings LLC, 4.60%, 12/15/44, Callable 6/15/44 @ 100	171,467
590,000	DTE Energy Co., Series B, 3.30%, 6/15/22, Callable 4/15/22 @ 100	599,052
300,000	NiSource Finance Corp., 5.25%, 2/15/43, Callable 8/15/42 @ 100	331,333
865,000	Public Service Electric & Gas Co., 2.38%, 5/15/23, Callable 2/15/23 @ 100^	850,948

		3,297,906

Oil, Gas & Consumable Fuels (0.8%):
135,000	Apache Corp., 6.00%, 1/15/37	152,724
689,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	708,940
1,030,000	Apache Corp., 4.75%, 4/15/43, Callable 10/15/42 @ 100	1,028,177
1,025,000	Chevron Corp., 2.90%, 3/3/24, Callable 1/3/24 @ 100	1,027,509
540,000	ConocoPhillips Co., 4.95%, 3/15/26, Callable 12/15/25 @ 100^	599,360
395,000	Devon Energy Corp., 3.25%, 5/15/22, Callable 2/15/22 @ 100^	391,300
250,000	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21, Callable 7/1/21 @ 100^	267,995
68,000	Enbridge Energy Partners LP, 5.88%, 10/15/25, Callable 7/15/25 @ 100^	76,007
191,000	Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100^	232,921
1,200,000	Energy Transfer Partners LP, 4.75%, 1/15/26, Callable 10/15/25 @ 100^	1,236,133
1,350,000	Energy Transfer Partners LP, 6.13%, 12/15/45, Callable 6/15/45 @ 100^	1,444,355
265,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100^	262,027
1,710,000	Energy Transfer Partners LP, 5.15%, 3/15/45, Callable 9/15/44 @ 100	1,618,576
479,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	500,299
135,000	Enterprise Products Operating LP, 4.90%, 5/15/46, Callable 11/15/45 @ 100^	138,182
450,000	EOG Resources, Inc., 2.63%, 3/15/23, Callable 12/15/22 @ 100	439,204
110,000	EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	105,299
235,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 3/1/44 @ 100^	232,373
540,000	Kinder Morgan, Inc./Delawa, 4.30%, 6/1/25, Callable 3/1/25 @ 100^	551,668

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$1,210,000	Kinder Morgan, Inc./Delawa, 5.55%, 6/1/45, Callable 12/1/44 @ 100	$1,236,314
200,000	Kinder Morgan, Inc./Delawa, 5.05%, 2/15/46, Callable 8/15/45 @ 100^	194,144
348,000	Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	314,728
1,060,000	MPLX LP, 5.20%, 3/1/47, Callable 9/1/46 @ 100	1,066,642
74,000	Pioneer Natural Resource Co., 4.45%, 1/15/26, Callable 10/15/25 @ 100	77,886
600,000	Plains All American Pipeline LP, 3.85%, 10/15/23, Callable 7/15/23 @ 100	601,646
365,000	Plains All American Pipeline LP, 4.65%, 10/15/25, Callable 7/15/25 @ 100	375,985
378,000	Sunoco Logistics Partner LP, 5.35%, 5/15/45, Callable 11/15/44 @ 100	368,758
600,000	Williams Partners LP, 5.10%, 9/15/45, Callable 3/15/45 @ 100^	594,973

		15,844,125

Pharmaceuticals (0.4%):
500,000	Johnson & Johnson, 2.45%, 3/1/26, Callable 12/1/25 @ 100	479,917
1,130,000	Johnson & Johnson, 2.95%, 3/3/27, Callable 12/3/26 @ 100	1,128,663
250,000	Merck & Co., Inc., 2.75%, 2/10/25, Callable 11/10/24 @ 100^	246,797
250,000	Merck & Co., Inc., 3.70%, 2/10/45, Callable 8/10/44 @ 100	237,533
1,290,000	Novartis Capital Corp., 3.10%, 5/17/27, Callable 2/17/27 @ 100^	1,282,931
610,000	Pfizer, Inc., 3.40%, 5/15/24^	633,596
400,000	Pfizer, Inc., 2.75%, 6/3/26^	389,336
125,000	Pfizer, Inc., 4.30%, 6/15/43	128,333
600,000	Pfizer, Inc., 4.40%, 5/15/44^	627,490
1,195,000	Pfizer, Inc., 4.13%, 12/15/46	1,194,238
995,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	995,935

		7,344,769

Real Estate Management & Development (0.0%):
357,000	CC Holdings GS V LLC, 3.85%, 4/15/23	365,665
575,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(c)	543,375

		909,040

Road & Rail (0.1%):
1,000,000	Burlington North Santa Fe LLC, 3.05%, 9/1/22, Callable 6/1/22 @ 100	1,022,560
130,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100	129,829
432,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100^	417,110
500,000	Penske Truck Leasing, 3.40%, 11/15/26, Callable 8/15/26 @ 100(c)	480,648
484,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	451,068
470,257	Union Pacific Railroad Co., Series 14-1, 3.23%, 5/14/26	461,158

		2,962,373

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment (0.2%):
$ 515,000	Analog Devices, Inc., 3.50%, 12/5/26, Callable 9/5/26 @ 100^	$510,043
225,000	Applied Materials, Inc., 4.35%, 4/1/47, Callable 10/1/46 @ 100	227,785
220,000	Intel Corp., 4.10%, 5/19/46, Callable 11/19/45 @ 100	219,395
19,000	KLA-Tencor Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	20,230
302,000	Lam Research Corp., 2.80%, 6/15/21, Callable 5/15/21 @ 100	303,101
561,000	Lam Research Corp., 3.80%, 3/15/25, Callable 12/15/24 @ 100	563,154
485,000	NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100^	475,037
1,270,000	NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	1,231,844
228,000	QUALCOMM, Inc., 3.45%, 5/20/25, Callable 2/20/25 @ 100^	231,313
478,000	QUALCOMM, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100	496,262

		4,278,164

Software (0.8%):
1,665,000	Microsoft Corp., 1.85%, 2/6/20	1,670,165
750,000	Microsoft Corp., 1.55%, 8/8/21, Callable 7/8/21 @ 100	730,821
705,000	Microsoft Corp., 2.65%, 11/3/22, Callable 9/3/22 @ 100	711,193
320,000	Microsoft Corp., 2.00%, 8/8/23, Callable 6/8/23 @ 100	307,684
1,360,000	Microsoft Corp., 2.40%, 8/8/26, Callable 5/8/26 @ 100	1,286,791
2,080,000	Microsoft Corp., 3.30%, 2/6/27, Callable 11/6/26 @ 100^	2,111,922
925,000	Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	876,322
2,790,000	Microsoft Corp., 3.70%, 8/8/46, Callable 2/8/46 @ 100	2,619,001
270,000	Microsoft Corp., Series 30Y, 4.25%, 2/6/47, Callable 8/6/46 @ 100	276,764
250,000	Microsoft Corp., 3.95%, 8/8/56, Callable 2/8/56 @ 100	233,642
760,000	Microsoft Corp., 4.50%, 2/6/57, Callable 8/6/56 @ 100	782,409
401,000	Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	411,674
425,000	Oracle Corp., 2.95%, 5/15/25, Callable 2/15/25 @ 100	419,503
170,000	Oracle Corp., 2.65%, 7/15/26, Callable 4/15/26 @ 100^	161,875
195,000	Oracle Corp., 4.50%, 7/8/44, Callable 1/8/44 @ 100	200,873
2,525,000	Oracle Corp., 4.00%, 7/15/46, Callable 1/15/46 @ 100	2,408,898
450,000	Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54 @ 100	439,491

		15,649,028

Specialty Retail (0.0%):
15,000	Home Depot, Inc. (The), 4.40%, 3/15/45, Callable 9/15/44 @ 100	15,906
300,000	Home Depot, Inc. (The), 4.25%, 4/1/46, Callable 10/1/45 @ 100	312,377
145,000	Lowe’s Cos., Inc., 2.50%, 4/15/26, Callable 1/15/26 @ 100	137,728

Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail, continued
$ 38,000	Lowe’s Cos., Inc., 5.00%, 9/15/43, Callable 3/15/43 @ 100	$43,103
134,000	Lowe’s Cos., Inc., 3.70%, 4/15/46, Callable 10/15/45 @ 100	124,528

		633,642

Technology Hardware, Storage & Peripherals (0.4%):
500,000	Apple, Inc., 1.55%, 8/4/21, Callable 7/4/21 @ 100^	485,088
410,000	Apple, Inc., 3.45%, 5/6/24^	423,752
127,000	Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	128,294
1,200,000	Apple, Inc., 2.45%, 8/4/26, Callable 5/4/26 @ 100^	1,135,136
1,080,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100	1,092,920
340,000	Apple, Inc., 3.45%, 2/9/45	303,057
640,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	686,721
1,685,000	Apple, Inc., 3.85%, 8/4/46, Callable 2/4/46 @ 100	1,607,381
170,000	Apple, Inc., 4.25%, 2/9/47, Callable 8/9/46 @ 100	172,727
220,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(c)	239,840
520,000	HP Enterprise Co., 2.85%, 10/5/18	526,265
590,000	HP Enterprise Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100	606,744
625,000	HP Enterprise Co., 4.90%, 10/15/25, Callable 7/15/25 @ 100^	649,209

		8,057,134

Tobacco (0.1%):
300,000	Altria Group, Inc., 2.63%, 9/16/26, Callable 6/16/26 @ 100	283,665
92,000	Reynolds American, Inc., 3.25%, 6/12/20	94,398
1,025,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	1,203,765

		1,581,828

Trading Companies & Distributors (0.0%):
75,000	Air Lease Corp., 3.63%, 4/1/27, Callable 1/1/27 @ 100	72,896

Wireless Telecommunication Services (0.3%):
6,553,000	Sprint Spectrum, 3.36%, 3/20/23(c)	6,536,618

Total Corporate Bonds (Cost $386,376,553)		381,117,141

Yankee Dollars (4.7%):
Auto Components (0.0%):
615,000	Delphi Automotive plc, 4.40%, 10/1/46, Callable 4/1/46 @ 100	585,970

Banks (2.1%):
1,045,000	Barclays Bank plc, 2.75%, 11/8/19	1,052,583
210,000	Barclays Bank plc, 5.14%, 10/14/20	224,661
445,000	Barclays Bank plc, 3.68%, 1/10/23, Callable 1/10/22 @ 100	447,109
3,168,000	Barclays Bank plc, 4.38%, 1/12/26	3,210,299
3,000,000	BNP Paribas SA, 3.80%, 1/10/24^(c)	2,985,377
1,250,000	BNP Paribas SA, 4.38%, 5/12/26^(c)	1,241,975
2,370,000	BNP Paribas SA, 4.63%, 3/13/27(c)	2,369,386
1,375,000	BPCE SA, 5.70%, 10/22/23^(c)	1,458,243
1,500,000	Credit Agricole London, 3.38%, 1/10/22(c)	1,500,059

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$1,092,000	Federal Republic of Germany, 1.50%, 2/6/19	$1,092,753
2,785,000	HSBC Holdings plc, 4.38%, 11/23/26	2,806,620
1,525,000	HSBC Holdings plc, 3.26%, 3/13/23, Callable 3/13/22 @ 100(b)	1,533,491
630,000	ING Bank NV, 1.80%, 3/16/18(c)	630,951
1,114,000	ING Bank NV, 5.80%, 9/25/23(c)	1,239,427
1,800,000	ING Groep NV, 3.15%, 3/29/22^	1,804,196
835,000	ING Groep NV, 3.95%, 3/29/27	836,976
780,000	Lloyds Banking Group plc, 3.00%, 1/11/22	775,542
619,000	Lloyds Banking Group plc, 4.65%, 3/24/26^	630,708
550,000	Lloyds Banking Group plc, 3.75%, 1/11/27	540,689
1,000,000	Mitsubishi UFJ Finance GRP, 3.00%, 2/22/22^	1,006,532
2,890,000	Mizuho Financial Group, 2.95%, 2/28/22	2,891,035
805,000	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, Series G, 1.50%, 2/12/18(c)	805,306
215,000	Nordea Bank AB, 1.88%, 9/17/18(c)	214,993
2,670,000	Royal Bank of Canada, 2.20%, 9/23/19	2,683,610
1,985,000	Santander UK Group Holdings plc, 2.88%, 10/16/20^	1,987,068
240,000	Santander UK plc, 7.95%, 10/26/29	294,606

		36,264,195

Biotechnology (0.0%):
455,000	Shire Acq INV Ireland DA, 1.90%, 9/23/19	451,721
175,000	Shire Acq INV Ireland DA, 3.20%, 9/23/26, Callable 6/23/26 @ 100	166,639

		618,360

Building Products (0.0%):
256,000	Johnson Controls International, 4.62%, 7/2/44, Callable 1/2/44 @ 100(b)	262,654

Capital Markets (0.7%):
1,515,000	CDP Financial, Inc., 4.40%, 11/25/19(c)	1,608,410
770,000	Credit Suisse AG, NY, 1.70%, 4/27/18	768,982
2,000,000	Credit Suisse AG, NY, 3.00%, 10/29/21	2,018,240
1,150,000	Credit Suisse Group AG, 3.57%, 1/9/23, Callable 1/9/22 @ 100(c)	1,148,182
1,035,000	Credit Suisse Group Fund, Ltd., 2.75%, 3/26/20	1,036,569
360,000	Credit Suisse Group Fund, Ltd., 3.45%, 4/16/21^	365,194
254,000	Credit Suisse Group Fund, Ltd., 3.80%, 6/9/23	255,040
250,000	Credit Suisse, NY, 3.63%, 9/9/24	253,778
290,000	Deutsche Bank AG London, 1.35%, 5/30/17	289,897
2,790,000	FMS Wertmanagement, 1.63%, 11/20/18	2,798,446
280,000	Nomura Holdings, Inc., 2.75%, 3/19/19	282,941
670,000	UBS Group AG, 4.13%, 9/24/25(c)	681,336

Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets, continued
$ 930,000	UBS Group Funding, 2.65%, 2/1/22(c)	$911,743
1,075,000	UBS Group Funding Switzerland, 3.49%, 5/23/23, Callable 5/23/22 @ 100(c)	1,081,938
475,000	UBS Group Funding Switzerland, 4.25%, 3/23/28, Callable 3/23/27 @ 100(c)	481,806

		13,982,502

Chemicals (0.0%):
200,000	Air Liquid Finance, 2.25%, 9/27/23, Callable 7/27/23 @ 100(c)	190,843

Diversified Financial Services (0.0%):
245,000	Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25(c)	259,210
635,000	Export Development Canada, 0.88%, 8/27/18(c)	630,734

		889,944

Diversified Telecommunication Services (0.0%):
810,000	Telefonica Emisiones Sau, 5.21%, 3/8/47	819,934

Food Products (0.1%):
3,050,000	Danone SA, 2.95%, 11/2/26, Callable 8/2/26 @ 100(c)	2,915,672

Insurance (0.1%):
1,210,000	Aon plc, 3.88%, 12/15/25, Callable 9/15/25 @ 100	1,230,876
685,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	659,973
200,000	Aon plc, 4.75%, 5/15/45, Callable 11/15/44 @ 100	199,775
500,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	512,510

		2,603,134

Oil, Gas & Consumable Fuels (0.2%):
140,000	BP Capital Markets plc, 1.54%, 5/10/18(b)	140,484
633,000	Canadian Natural Resources, 3.90%, 2/1/25, Callable 11/1/24 @ 100^	638,144
660,000	Canadian Natural Resources, 6.25%, 3/15/38	755,469
555,000	Ecopetrol SA, 4.13%, 1/16/25	537,518
90,000	Enbridge, Inc., 3.50%, 6/10/24, Callable 3/10/24 @ 100	88,354
107,000	Petroleos Mexicanos, 6.00%, 3/5/20	114,811
883,000	Petroleos Mexicanos, 5.63%, 1/23/46	789,490
215,000	Shell International Finance BV, 2.13%, 5/11/20	215,004
800,000	Shell International Finance BV, 1.75%, 9/12/21^	777,633
1,000,000	Shell International Finance BV, 2.50%, 9/12/26^	943,378
280,000	Shell International Finance BV, 4.13%, 5/11/35	282,132
12,000	Shell International Finance BV, 4.55%, 8/12/43	12,458
22,000	Shell International Finance BV, 4.38%, 5/11/45	22,310
250,000	Shell International Finance BV, 3.75%, 9/12/46	229,901
516,000	Suncor Energy, Inc., 6.80%, 5/15/38	663,217

		6,210,303

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals (0.8%):
$5,570,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	$5,665,069
1,000,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,021,078
175,000	Actavis Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100	178,474
5,920,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	5,974,008
521,000	Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ 100	523,230
754,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100^	738,033
600,000	Teva Pharmaceutical Finance BV, 2.95%, 12/18/22	585,901
1,390,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21^	1,341,433
1,395,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23^	1,324,984
235,000	Teva Pharmaceuticals Industries, Ltd., 3.15%, 10/1/26^	216,556
375,000	Teva Pharmaceuticals Ne, 1.40%, 7/20/18^	372,794
1,038,000	Teva Pharmaceuticals Ne, 4.10%, 10/1/46^	894,128

		18,835,688

Sovereign Bonds (0.7%):
620,000	Canada Government, 1.63%, 2/27/19	623,317
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	625,672
600,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	626,400
689,000	Province of Manitoba Canada, 3.05%, 5/14/24	706,625
870,000	Province of Quebec, 2.50%, 4/20/26^	850,302
595,000	Republic of Colombia, 4.50%, 1/28/26, Callable 10/28/25 @ 100^	627,725
2,905,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100^	2,893,380
575,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100	600,156
281,000	Republic of Peru, 5.63%, 11/18/50	334,741
262,000	United Mexican States, Series E, 3.50%, 1/21/21^	271,694
4,942,000	United Mexican States, 4.13%, 1/21/26^	5,080,376

		13,240,388

Wireless Telecommunication Services (0.0%):
95,000	Rogers Communications, Inc., 3.63%, 12/15/25, Callable 9/15/25 @ 100	95,854
130,000	Rogers Communications, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100	139,774

		235,628

Total Yankee Dollars (Cost $98,093,831)		97,655,215

Municipal Bonds (0.1%):
Massachusetts (0.0%):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Continuously Callable @ 100	506,084

Principal Amount		Fair Value
Municipal Bonds, continued
New Jersey (0.1%):
$ 800,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Continuously Callable @ 100	$805,023

New York (0.0%):
540,000	New York State Urban Development Corp. Revenue, Series E, 5.00%, 3/15/24, Continuously Callable @ 100	630,364

California (0.0%):
50,000	University of California Revenue, 4.86%, 5/15/2112	49,149
347,000	University of California Revenue, 4.77%, 5/15/2115	332,735

		381,884

Total Municipal Bonds (Cost $2,299,378)		2,323,355

U.S. Government Agency Mortgages (38.5%):
Federal Home Loan Mortgage Corporation (12.7%)
1,918,360	2.50%, 2/1/24, Pool #G14989	1,949,957
591,000	3.92%, 9/15/29(d)	395,202
111,201	3.00%, 1/1/30, Pool #V60724	114,210
80,305	3.00%, 1/1/30, Pool #V60696	82,478
161,604	2.50%, 3/1/30, Pool #V60770	162,041
241,874	2.50%, 5/1/30, Pool #V60796	242,307
347,683	3.00%, 5/1/30, Pool #J31689	357,351
173,581	2.50%, 5/1/30, Pool #J31418	173,943
669,150	3.00%, 6/1/30, Pool #V60840	687,602
19,176	2.50%, 7/1/30, Pool #V60905	19,210
65,990	2.50%, 7/1/30, Pool #J32204	66,117
301,391	3.00%, 7/1/30, Pool #G15520	309,558
62,233	2.50%, 7/1/30, Pool #J32209	62,362
34,852	3.00%, 7/1/30, Pool #J32181	35,822
14,167	2.50%, 7/1/30, Pool #J32491	14,193
62,854	3.00%, 8/1/30, Pool #V60909	64,588
202,087	2.50%, 8/1/30, Pool #V60902	202,505
266,452	2.50%, 8/1/30, Pool #V60886	267,006
41,331	3.00%, 8/1/30, Pool #J32436	42,451
197,910	2.50%, 9/1/30, Pool #V60903	198,291
405,758	2.50%, 9/1/30, Pool #V60904	406,479
190,000	6.75%, 3/15/31	271,903
197,000	4.27%, 3/15/31(d)	122,807
218,233	5.50%, 2/1/35, Pool #G04692	245,817
88,292	5.00%, 7/1/35, Pool #G01840	97,008
113,474	5.00%, 7/1/35, Pool #G01838	124,614
954,286	5.00%, 2/1/38, Pool #G60365	1,047,917
308,118	6.00%, 4/1/39, Pool #G07613	357,342
58,778	4.50%, 12/1/39, Pool #A90196	63,216
52,922	4.50%, 7/1/40, Pool #A93010	56,865
63,710	4.00%, 8/1/40, Pool #A93534	66,906
1,135,324	4.50%, 9/1/40, Pool #A93700	1,229,810
61,372	4.00%, 10/1/40, Pool #A95923	64,994
56,771	4.00%, 11/1/40, Pool #A94977	60,125
59,790	4.00%, 11/1/40, Pool #A94779	63,318
58,722	4.00%, 11/1/40, Pool #A95144	61,981
64,377	3.13%, 3/1/41, Pool #1B8062(b)	67,546
3,840	4.00%, 4/1/41, Pool #Q00093	4,044
196,233	4.50%, 5/1/41, Pool #Q00959	210,865
183,394	4.50%, 5/1/41, Pool #Q00804	197,117
818,948	Class FL, Series 4248, 1.36%, 5/15/41(b)	820,667
950,235	5.50%, 6/1/41, Pool #G07553	1,053,614
191,534	5.00%, 10/1/41, Pool #G07642	208,956
63,255	4.00%, 10/1/41, Pool #Q03841	66,996
827,219	3.50%, 10/1/41, Pool #G08462	849,681

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 114,410	4.00%, 10/1/41, Pool #Q04022	$121,178
1,784,295	5.00%, 11/1/41, Pool #G07962	1,946,961
408,418	3.50%, 4/1/42, Pool #C03811	421,100
142,596	2.04%, 7/1/42, Pool #2B0646(b)	149,397
61,075	3.50%, 8/1/42, Pool #Q12162	62,792
35,950	3.50%, 10/1/42, Pool #Q11909	36,873
56,019	3.50%, 10/1/42, Pool #Q11750	57,546
377,592	3.00%, 12/1/42, Pool #C04320	376,482
442,132	3.00%, 1/1/43, Pool #Q14866	440,834
426,734	3.00%, 3/1/43, Pool #Q16673	425,479
295,723	3.00%, 3/1/43, Pool #Q16403	294,856
524,799	3.00%, 3/1/43, Pool #Q16567	523,256
147,962	3.00%, 4/1/43, Pool #Q17095	147,577
196,834	3.50%, 6/1/43, Pool #Q18718	202,199
297,212	3.50%, 7/1/43, Pool #Q20206	306,440
1,587,743	3.00%, 8/1/43, Pool #G07550	1,583,075
201,827	3.50%, 8/1/43, Pool #Q21320	207,328
137,939	4.00%, 9/1/43, Pool #Q21579	146,164
4,705,176	3.00%, 9/1/43, Pool #G60675	4,688,071
462,286	4.50%, 12/1/43, Pool #G60018	498,861
522,594	4.50%, 12/1/43, Pool #Q23779	561,175
35,332	3.50%, 1/1/44, Pool #Q24368	36,428
795,252	Class XZ, Series 4316, 4.50%, 3/15/44	897,634
209,291	4.00%, 4/1/44, Pool #Q25643	221,576
26,829	3.50%, 4/1/44, Pool #Q25812	27,662
1,183,038	Class ZX, Series 4352, 4.00%, 4/15/44	1,248,401
41,104	3.50%, 5/1/44, Pool #Q26218	42,469
73,647	3.50%, 5/1/44, Pool #Q26362	75,933
29,320	3.50%, 5/1/44, Pool #Q26452	30,230
21,638	3.50%, 5/1/44, Pool #Q25988	22,310
36,095	3.50%, 6/1/44, Pool #Q26707	37,216
34,553	3.50%, 7/1/44, Pool #Q27319	35,700
783,658	4.00%, 8/1/44, Pool #G07786	830,369
143,833	3.50%, 8/1/44, Pool #Q27843	148,298
151,623	3.50%, 9/1/44, Pool #Q28605	156,329
60,547	3.50%, 9/1/44, Pool #Q28604	62,558
673,568	4.50%, 9/1/44, Pool #G60198	722,820
25,301	4.00%, 2/1/45, Pool #Q31128	26,734
59,638	4.00%, 2/1/45, Pool #Q31338	63,021
4,899,739	3.50%, 8/1/45, Pool #G60138	5,051,913
39,713	3.50%, 9/1/45, Pool #Q36302	41,033
388,908	4.00%, 10/1/45, Pool #Q36972	410,344
72,982	4.00%, 12/1/45, Pool #Q37957	76,996
60,065	4.00%, 12/1/45, Pool #Q37955	63,476
9,156	4.00%, 1/1/46, Pool #Q38422	9,611
60,663	4.00%, 1/1/46, Pool #Q38076	63,680
5,334,606	4.00%, 1/1/46, Pool #G08688	5,599,872
24,401,943	3.50%, 4/15/46, TBA	24,954,798
1,485,194	3.00%, 6/1/46, Pool #G08710	1,472,533
11,182,705	3.00%, 8/1/46, Pool #G60717	11,111,060
1,018,016	Class FB, Series 4606, 1.41%, 8/15/46(b)	1,020,504
629,787	3.00%, 9/1/46, Pool #G60718	625,346
4,457,208	3.00%, 9/1/46, Pool #Q43104	4,431,133
2,374,702	3.00%, 9/1/46, Pool #Q42979	2,357,956
6,574,313	4.00%, 9/1/46, Pool #G08723	6,901,225
4,051,185	4.00%, 10/1/46, Pool #G08728	4,252,633
16,052,840	3.00%, 11/1/46, Pool #Q44452	15,915,984
2,694,990	3.00%, 12/1/46, Pool #V82848	2,680,165
745,985	3.50%, 12/1/46, Pool #G08738	763,453
11,207,423	3.00%, 12/1/46, Pool #G08737	11,111,877
176,967	3.00%, 12/1/46, Pool #Q45083	176,330
687,537	3.00%, 12/1/46, Pool #Q44853	683,515

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 671,673	3.00%, 12/1/46, Pool #Q45064	$666,936
291,194	3.00%, 12/1/46, Pool #Q45079	289,942
2,281,245	3.00%, 12/1/46, Pool #V82781	2,264,451
337,105	3.00%, 12/1/46, Pool #Q45080	335,251
15,761,814	3.00%, 1/1/47, Pool #Q45872	15,627,334
6,138,218	3.00%, 1/1/47, Pool #G08741	6,085,888
7,582,531	3.50%, 1/1/47, Pool #G08742	7,760,088
2,135,934	3.00%, 2/1/47, Pool #Q46441	2,117,711
36,884,690	3.00%, 2/1/47, Pool #G08750	36,570,001
33,688,959	3.00%, 2/1/47, Pool #G08747	33,401,536
4,144,832	3.00%, 3/1/47, Pool #G08756	4,109,470
6,709,000	4.50%, 4/15/47, TBA	7,188,720
1,700,000	2.50%, 5/15/47, TBA	1,617,732
300,000	6.00%, 5/15/47, TBA	338,484
2,600,000	5.50%, 5/15/47, TBA	2,882,891

		252,182,986

Federal National Mortgage Association (18.9%)
20,624	5.50%, 1/1/18, Pool #680928	20,706
40,925	4.00%, 7/1/19, Pool #AE0968	42,305
37,638	5.50%, 3/1/20, Pool #888557	38,310
152,315	5.50%, 5/1/25, Pool #AE0378	156,510
238,129	5.50%, 7/1/25, Pool #AE0096	264,162
25,450	5.50%, 9/1/25, Pool #AL4903	26,070
2,230,466	3.50%, 12/1/25, Pool #AH1359	2,332,915
279,270	4.00%, 9/1/26, Pool #AL2683	294,011
195,564	4.00%, 12/1/26, Pool #AL1938	205,881
2,583,202	4.00%, 5/1/27, Pool #AL5956	2,718,608
2,054,053	3.50%, 9/1/28, Pool #AL4245	2,150,400
601,016	3.50%, 10/1/28, Pool #AV0198	629,548
789,047	3.50%, 11/1/28, Pool #AV1360	826,487
665,414	3.00%, 4/1/29, Pool #AW0937	684,102
455,065	3.00%, 5/1/29, Pool #AW2544	468,180
896,202	3.00%, 6/1/29, Pool #AS2676	921,422
1,836,509	3.00%, 9/1/29, Pool #AL6897	1,889,399
381,653	3.50%, 9/1/29, Pool #AX0105	398,085
161,808	3.00%, 9/1/29, Pool #AS3355	166,374
633,058	3.50%, 9/1/29, Pool #AL5806	663,505
625,522	3.00%, 9/1/29, Pool #AS3220	643,114
80,683	3.50%, 10/1/29, Pool #AX2741	84,561
2,800,834	3.50%, 12/1/29, Pool #AL6161	2,937,672
1,187,863	3.00%, 1/1/30, Pool #AL6144	1,220,662
2,605,000	4.03%, 1/15/30(d)	1,710,901
240,657	3.00%, 3/1/30, Pool #AL6583	247,450
208,056	3.00%, 4/1/30, Pool #AL6584	213,800
163,303	2.50%, 4/1/30, Pool #AY3416	164,195
118,810	3.00%, 5/1/30, Pool #AL6761	122,164
83,825	2.50%, 5/1/30, Pool #AY0828	84,283
3,901,000	4.08%, 5/15/30(d)	2,527,879
73,800	2.50%, 7/1/30, Pool #AZ2170	74,203
32,046	3.00%, 7/1/30, Pool #AZ2297	32,887
162,223	3.00%, 7/1/30, Pool #AL7139	166,704
55,592	3.00%, 7/1/30, Pool #AX9700	57,162
172,324	3.00%, 7/1/30, Pool #AX9701	177,099
178,159	3.50%, 8/1/30, Pool #AS5708	187,014
269,248	3.00%, 8/1/30, Pool #AL7227	276,528
301,751	3.00%, 8/1/30, Pool #AL7225	310,101
223,810	3.00%, 8/1/30, Pool #AS5622	230,009
315,629	2.50%, 8/1/30, Pool #AS5616	317,353
161,078	2.50%, 8/1/30, Pool #AS5614	161,958
227,989	3.00%, 8/1/30, Pool #AS5623	234,165
20,981	3.00%, 8/1/30, Pool #AZ8597	21,575
125,412	2.50%, 8/1/30, Pool #AS5548	126,096
41,345	3.00%, 8/1/30, Pool #AX3298	42,516
47,284	3.00%, 8/1/30, Pool #AZ7833	48,623
42,239	3.50%, 8/1/30, Pool #AS5707	44,221

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 151,699	2.50%, 9/1/30, Pool #AS5786	$152,527
95,077	3.00%, 9/1/30, Pool #AZ5719	97,619
209,496	3.00%, 9/1/30, Pool #AS5728	215,425
179,743	2.50%, 9/1/30, Pool #AS5872	180,724
157,407	3.00%, 9/1/30, Pool #AS5714	161,775
170,773	2.50%, 11/1/30, Pool #AS6115	171,014
174,288	2.50%, 11/1/30, Pool #AS6141	175,240
175,835	2.50%, 11/1/30, Pool #AS6116	176,035
157,146	2.50%, 11/1/30, Pool #AS6142	157,389
256,031	2.50%, 6/1/31, Pool #AS7320	256,475
305,243	2.50%, 7/1/31, Pool #AS7605	305,773
473,007	2.50%, 7/1/31, Pool #AS7617	473,828
64,070	4.00%, 8/1/31, Pool #AY4688	67,469
96,016	4.00%, 8/1/31, Pool #AY4707	102,677
745,563	2.50%, 10/1/31, Pool #AS8208	746,860
3,672,497	2.50%, 10/1/31, Pool #BC4773	3,681,061
1,801,403	2.50%, 10/1/31, Pool #AS8195	1,805,601
589,894	2.50%, 10/1/31, Pool #AS8193	590,833
434,076	2.50%, 10/1/31, Pool #AS8009	434,767
248,399	2.50%, 11/1/31, Pool #BC2628	248,978
507,779	2.50%, 11/1/31, Pool #BC2631	508,511
265,359	2.50%, 11/1/31, Pool #BC2629	265,820
426,894	2.50%, 11/1/31, Pool #AS8240	427,637
384,166	2.50%, 11/1/31, Pool #AS8241	384,776
323,564	2.50%, 11/1/31, Pool #AS8245	324,319
2,394,923	2.50%, 1/1/32, Pool #AS8711	2,397,666
1,410,097	2.50%, 2/1/32, Pool #AS8714	1,411,713
739,786	2.50%, 3/1/32, Pool #AS9321	741,550
584,053	2.50%, 3/1/32, Pool #AS9316	585,084
474,192	2.50%, 3/1/32, Pool #AS9317	474,956
922,285	2.50%, 3/1/32, Pool #AS9318	923,627
960,461	2.50%, 3/1/32, Pool #AS9319	961,562
4,000,000	2.00%, 4/25/32, TBA	3,892,500
21,664,000	3.00%, 4/25/32, TBA	22,212,695
200,000	4.50%, 4/25/32, TBA	204,856
1,900,000	5.00%, 4/25/32, TBA	1,949,994
210,951	5.50%, 1/1/33, Pool #676661	236,322
142,832	5.50%, 5/1/33, Pool #555424	159,776
336,277	5.50%, 2/1/35, Pool #735989	376,577
1,190,958	5.00%, 2/1/35, Pool #735226	1,303,082
83,426	5.00%, 3/1/35, Pool #735288	91,296
29,824	6.00%, 4/1/35, Pool #735504	34,137
293,758	4.00%, 1/1/36, Pool #AB0686	310,344
796,738	5.50%, 9/1/36, Pool #995113	891,860
72,822	3.00%, 10/1/36, Pool #AL9227	73,860
214,439	3.00%, 11/1/36, Pool #AS8349	216,897
511,509	3.00%, 11/1/36, Pool #AS8348	517,372
611,669	3.00%, 12/1/36, Pool #AS8553	618,680
502,107	3.00%, 12/1/36, Pool #BE1896	507,862
2,608,619	3.00%, 12/1/36, Pool #BE1895	2,638,517
56,369	5.50%, 2/1/38, Pool #961545	62,850
25,982	6.00%, 3/1/38, Pool #889529	29,624
84,456	6.00%, 5/1/38, Pool #889466	96,701
142,424	5.50%, 5/1/38, Pool #889441	158,860
193,124	5.50%, 5/1/38, Pool #889692	215,307
131,196	5.50%, 6/1/38, Pool #995018	146,133
36,395	5.50%, 9/1/38, Pool #889995	40,564
90,083	6.00%, 10/1/38, Pool #889983	101,724
454,797	5.50%, 1/1/39, Pool #AB0200	507,129
179,939	4.50%, 4/1/39, Pool #930922	194,139
185,036	4.50%, 5/1/39, Pool #AL1472	200,243
1,954,910	5.00%, 6/1/39, Pool #AL7521	2,141,234
1,285,030	6.00%, 7/1/39, Pool #BF0056	1,444,295
95,996	5.50%, 10/1/39, Pool #AD0362	107,158
88,555	5.50%, 12/1/39, Pool #AD0571	98,496

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 677,400	5.50%, 12/1/39, Pool #AC6680	$755,281
11,830,054	4.50%, 1/1/40, POOL #AC8568	12,719,567
68,687	5.50%, 3/1/40, Pool #AL5304	77,783
596,249	6.00%, 4/1/40, Pool #AL4141	673,628
65,093	4.50%, 4/1/40, Pool #AD4038	70,414
113,955	6.50%, 5/1/40, Pool #AL1704	128,153
257,962	4.00%, 7/1/40, Pool #AE0113	270,775
212,870	4.50%, 7/1/40, Pool #AD7127	228,343
132,043	4.50%, 7/1/40, Pool #AB1226	142,007
460,697	4.00%, 8/1/40, Pool #AE0216	484,141
6,660	4.00%, 8/1/40, Pool #AD9136	7,008
61,829	6.00%, 9/1/40, Pool #AE0823	69,809
1,216,276	4.00%, 10/1/40, Pool #AB1614	1,285,801
498,670	4.00%, 10/1/40, Pool #AE7535	524,693
81,043	4.00%, 11/1/40, Pool #AE8407	85,237
375,908	4.00%, 12/1/40, Pool #AH0946	395,582
55,388	4.00%, 12/1/40, Pool #AH0006	58,292
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	2,872,608
112,011	4.00%, 1/1/41, Pool #AL7167	118,464
80,754	2.93%, 2/1/41, Pool #AH6958(b)	84,560
10,841,454	Class ZA, Series 2011-8, 4.00%, 2/25/41, Callable 4/25/31 @ 100	11,416,242
853,525	4.00%, 4/1/41, Pool #AI1186	898,446
139,854	6.00%, 6/1/41, Pool #AL4142	158,252
1,531,004	5.00%, 7/1/41, Pool #AL7524	1,678,075
137,255	3.03%, 7/1/41, Pool #AL0533(b)	145,313
79,140	4.50%, 7/1/41, Pool #AB3314	85,198
70,511	4.50%, 9/1/41, Pool #AI8961	76,258
88,735	4.00%, 9/1/41, Pool #AI5228	93,302
1,029,149	4.00%, 9/1/41, Pool #AJ1541	1,082,076
1,765,692	5.50%, 9/1/41, Pool #AL8430	1,968,855
64,878	4.00%, 10/1/41, Pool #AC9312	68,314
4,542,921	4.00%, 11/1/41, Pool #AJ4701	4,801,817
211,256	4.00%, 12/1/41, Pool #AB4054	224,477
71,074	4.00%, 12/1/41, Pool #AJ7684	75,553
443,038	3.50%, 1/1/42, Pool #AW8154	456,109
71,897	3.50%, 1/1/42, Pool #AK2073	73,979
240,943	4.00%, 2/1/42, Pool #AB4530	253,725
93,218	3.50%, 4/1/42, Pool #AK7510	95,828
122,949	4.00%, 5/1/42, Pool #A02114	129,404
26,708	3.50%, 5/1/42, Pool #AO2881	27,364
382,300	4.00%, 5/1/42, Pool #AO2961	402,504
128,164	4.00%, 5/1/42, Pool #AT6144	136,231
33,354	3.50%, 6/1/42, Pool #AO3048	34,284
60,427	3.50%, 6/1/42, Pool #AL2168	62,264
139,382	4.00%, 6/1/42, Pool #AL2003	146,617
60,523	3.50%, 6/1/42, Pool #AO3107	62,256
53,473	3.50%, 6/1/42, Pool #AK9225	54,976
70,190	3.50%, 7/1/42, Pool #AO9707	72,141
4,656,019	4.00%, 7/1/42, Pool #AL2160	4,942,429
175,449	2.05%, 7/1/42, Pool #AP0006(b)	183,970
31,455	2.21%, 7/1/42, Pool #AO6482(b)	32,918
105,960	4.00%, 7/1/42, Pool #AL2607	111,285
274,685	4.00%, 7/1/42, Pool #AL4244	291,924
1,638,683	4.00%, 8/1/42, Pool #AL2242	1,725,475
142,247	4.00%, 9/1/42, Pool #AL2901	149,656
68,505	4.00%, 9/1/42, Pool #AX3706	72,133
482,420	4.50%, 9/1/42, Pool #AL2482	518,311
79,433	3.50%, 10/1/42, Pool #AQ0393	82,020
638,057	3.50%, 10/1/42, Pool #AB6512	655,978
178,637	3.00%, 10/1/42, Pool #AP9726	178,084
249,105	3.00%, 12/1/42, Pool #AB7425	248,333
333,951	4.00%, 12/1/42, Pool #AL6055	354,821
307,771	3.00%, 12/1/42, Pool #AB7271	306,817

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$1,139,625	3.00%, 12/1/42, Pool #AB7269	$1,136,095
3,056,820	4.50%, 1/1/43, Pool #AL8206	3,290,312
219,612	4.00%, 1/1/43, Pool #AL7369	231,222
510,246	3.00%, 1/1/43, Pool #AB7755	508,665
746,585	3.00%, 1/1/43, Pool #AB7458	744,272
744,371	3.00%, 1/1/43, Pool #AB7497	742,066
410,505	3.00%, 1/1/43, Pool #AB7565	409,233
824,749	3.00%, 1/1/43, Pool #AB7567	822,197
339,533	3.50%, 2/1/43, Pool #AL2935	349,199
280,311	3.00%, 2/1/43, Pool #AB8558	279,445
279,247	3.00%, 2/1/43, Pool #AB7762	278,382
70,357	3.00%, 3/1/43, Pool #AB8712	70,140
526,799	3.00%, 3/1/43, Pool #AB8701	525,169
835,457	3.50%, 3/1/43, Pool #AL3409	858,678
182,251	3.00%, 3/1/43, Pool #AB8830	181,687
113,007	3.00%, 3/1/43, Pool #AR7568	112,632
189,856	3.00%, 3/1/43, Pool #AR9218	189,258
133,665	3.00%, 3/1/43, Pool #AR7576	133,217
555,988	3.00%, 3/1/43, Pool #AR9194	554,265
138,550	3.00%, 4/1/43, Pool #AB8924	138,099
494,087	3.00%, 4/1/43, Pool #AB9016	492,558
67,751	3.00%, 4/1/43, Pool #AB9033	67,541
149,942	3.00%, 4/1/43, Pool #AT2043	149,464
222,418	3.00%, 4/1/43, Pool #AR8630	221,683
257,520	3.00%, 4/1/43, Pool #AT2040	256,712
148,055	3.00%, 4/1/43, Pool #AB8923	147,561
80,192	3.00%, 4/1/43, Pool #AT2037	79,935
206,249	3.00%, 5/1/43, Pool #AL3759	205,611
256,550	3.00%, 5/1/43, Pool #AB9462	255,742
363,363	3.00%, 5/1/43, Pool #AB9173	362,237
547,550	3.00%, 5/1/43, Pool #AT2719	545,854
212,017	3.00%, 5/1/43, Pool #AT6654	211,360
295,544	3.00%, 6/1/43, Pool #AB9662	294,629
33,095	3.50%, 6/1/43, Pool #AB9567	34,009
102,785	3.00%, 6/1/43, Pool #AT7676	102,446
18,588	3.00%, 6/1/43, Pool #AB9564	18,530
267,560	3.50%, 7/1/43, Pool #AT8464	275,707
757,336	3.50%, 7/1/43, Pool #AT7940	781,962
263,675	3.50%, 7/1/43, Pool #AT4327	272,260
619,099	3.50%, 7/1/43, Pool #AL4010	636,736
3,644,951	3.00%, 7/1/43, Pool #AB9940	3,632,749
799,516	3.00%, 7/1/43, Pool #AL5778	796,956
158,943	3.50%, 8/1/43, Pool #AU0613	163,494
19,275	3.50%, 8/1/43, Pool #AT7333	19,862
71,589	3.50%, 8/1/43, Pool #AU3270	73,638
689,723	3.50%, 8/1/43, Pool #AS0209	709,467
653,358	3.00%, 8/1/43, Pool #AS0331	651,165
146,616	3.50%, 8/1/43, Pool #AU0570	150,813
75,797	3.50%, 8/1/43, Pool #AU3267	78,265
19,551	3.50%, 8/1/43, Pool #AU3032	20,146
25,366	3.50%, 9/1/43, Pool #AT7267	26,138
29,293	3.50%, 10/1/43, Pool #AU7247	30,247
163,242	4.00%, 10/1/43, Pool #AL7577	171,869
743,085	3.50%, 12/1/43, Pool #AL4682	767,248
2,228,796	5.00%, 12/1/43, Pool #AL7777	2,437,721
132,522	3.50%, 1/1/44, Pool #AS1539	136,557
138,789	3.50%, 1/1/44, Pool #AS1703	143,007
83,055	3.50%, 1/1/44, Pool #AS1453	85,757
1,512,630	2.90%, 1/1/44, Pool #AV7743(b)	1,562,310
157,971	4.00%, 3/1/44, Pool #AV6577	167,215
5,406,996	4.50%, 4/1/44, Pool #AL6887	5,819,118
17,469	3.50%, 6/1/44, Pool #AS2591	17,999
37,469	3.50%, 6/1/44, Pool #AW6405	38,598
6,430,963	3.50%, 6/1/44, Pool #AL9405	6,613,696
36,824	4.00%, 7/1/44, Pool #AW7055	38,859

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 2,274,506	4.00%, 8/1/44, Pool #AL5601	$2,417,113
1,203,452	5.00%, 11/1/44, Pool #AL8878	1,316,352
25,373	4.00%, 12/1/44, Pool #AY0299	26,972
261,309	4.00%, 12/1/44, Pool #AX9372	277,050
21,414	4.00%, 12/1/44, Pool #AX6255	22,764
237,458	4.00%, 1/1/45, Pool #AY0367	251,765
85,254	4.00%, 1/1/45, Pool #AX8713	90,386
34,449	4.00%, 2/1/45, Pool #AY1866	36,616
165,755	4.00%, 2/1/45, Pool #AY2693	175,154
238,223	4.00%, 2/1/45, Pool #AS4308	252,162
41,874	4.00%, 5/1/45, Pool #AY8218	44,189
86,907	4.00%, 5/1/45, Pool #AY9770	92,384
184,100	4.00%, 6/1/45, Pool #MA2304	193,147
655,503	4.00%, 10/1/45, Pool #AZ8885	687,673
639,348	4.00%, 10/1/45, Pool #AS5949	677,852
56,508	4.00%, 10/1/45, Pool #AZ9243	60,061
71,618	4.00%, 10/1/45, Pool #BA2877	75,684
74,468	4.00%, 10/1/45, Pool #BA2879	78,824
64,618	4.00%, 10/1/45, Pool #AZ9244	68,510
136,004	4.00%, 10/1/45, Pool #AL7442	144,538
205,249	4.00%, 10/1/45, Pool #AZ2670	215,332
41,417	4.00%, 10/1/45, Pool #AZ1097	43,454
70,861	4.00%, 10/1/45, Pool #BA2878	75,069
185,166	4.00%, 10/1/45, Pool #AL7443	196,305
326,078	4.00%, 11/1/45, Pool #BA2905	345,506
25,993	4.50%, 11/1/45, Pool #AS6233	27,964
84,220	4.00%, 11/1/45, Pool #BA3523	88,366
204,924	4.00%, 11/1/45, Pool #BA2904	216,499
89,548	4.00%, 12/1/45, Pool #BA2924	94,372
624,538	4.00%, 12/1/45, Pool #AS6347	661,092
207,398	4.00%, 12/1/45, Pool #BA4737	219,915
178,090	4.00%, 12/1/45, Pool #BA4736	189,300
238,037	4.00%, 1/1/46, Pool #BA4781	253,054
396,513	4.00%, 2/1/46, Pool #AS6662	419,762
8,937,483	3.50%, 4/1/46, Pool #BC5981	9,188,496
1,198,257	4.00%, 4/1/46, Pool #BC3605	1,257,316
22,828,500	3.50%, 4/25/46, TBA	23,351,058
166,961	3.00%, 6/1/46, Pool #AS7370	166,415
37,124	3.00%, 6/1/46, Pool #AS7365	36,895
295,723	3.00%, 6/1/46, Pool #AS7362	294,575
2,423,570	4.00%, 6/1/46, Pool #AL9093	2,559,720
4,800,592	3.50%, 7/1/46, Pool #BA7748	4,921,317
4,228,672	3.00%, 7/1/46, Pool #BC1450	4,203,104
4,416,946	3.00%, 8/1/46, Pool #BC1486	4,390,239
49,902	3.00%, 8/1/46, Pool #AL9031	49,744
4,873,377	3.00%, 8/1/46, Pool #AS7729	4,843,910
69,066	4.00%, 8/1/46, Pool #BD4900	73,437
41,799	4.00%, 8/1/46, Pool #BD3933	44,444
1,925,370	Class UF, Series 2016-48, 1.38%, 8/25/46(b)	1,929,868
235,260	3.00%, 9/1/46, Pool #AS7889	234,513
463,249	3.00%, 9/1/46, Pool #AS7878	461,490
3,669,628	3.00%, 9/1/46, Pool #AS7847	3,647,439
148,739	4.00%, 9/1/46, Pool #BD1481	158,129
49,310	4.00%, 9/1/46, Pool #BD7826	52,438
965,865	3.00%, 9/1/46, Pool #AL9214	960,025
452,255	3.00%, 9/1/46, Pool #AS7999	449,976
349,378	3.00%, 9/1/46, Pool #AL9045	347,745
6,804,797	3.00%, 9/1/46, Pool #BD1469	6,770,512
777,178	3.00%, 10/1/46, Pool #AL9266	772,479
1,288,054	3.00%, 10/1/46, Pool #BD8925	1,280,415
5,766,503	3.00%, 10/1/46, Pool #BD3309	5,737,450
988,686	3.00%, 10/1/46, Pool #AL9215	983,705
698,287	3.00%, 11/1/46, Pool #BD8963	693,713
386,996	3.00%, 11/1/46, Pool #BD9641	385,526

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,592,852	3.50%, 11/1/46, Pool #BD8970	$1,633,823
930,184	3.00%, 11/1/46, Pool #BD8962	924,668
1,124,763	3.00%, 11/1/46, Pool #AL9325	1,119,096
352,203	3.00%, 11/1/46, Pool #AL9481	350,865
1,055,530	3.00%, 11/1/46, Pool #BD9644	1,050,212
393,027	3.00%, 11/1/46, Pool #BD9643	391,047
8,632,834	4.00%, 11/1/46, Pool #AS8374	9,141,580
2,267,704	4.00%, 11/1/46, Pool #AS8379	2,411,852
556,570	3.00%, 11/1/46, Pool #BD9645	553,205
2,108,964	3.00%, 12/1/46, Pool #AS8486	2,098,338
242,090	3.00%, 1/1/47, Pool #AS8589	241,171
10,378,269	3.50%, 1/1/47, Pool #MA2864	10,622,056
47,511,421	3.00%, 1/1/47, Pool #AS8650	47,128,356
132,732	3.00%, 2/1/47, Pool #BD5056	132,227
28,545,061	3.00%, 2/1/47, Pool #AS8784	28,314,747
1,251,629	3.00%, 2/1/47, Pool #AS8792	1,245,319
453,606	3.00%, 2/1/47, Pool #BD5049	451,319
225,591	3.00%, 2/1/47, Pool #BE7553	223,771
404,805	3.50%, 2/1/47, Pool #BE3188	417,328
979,025	3.00%, 3/1/47, Pool #AS8925	974,089
841,734	3.00%, 3/1/47, Pool #AS8936	836,641
4,318,010	3.00%, 3/1/47, Pool #BE8836	4,283,170
5,202,843	3.00%, 3/1/47, Pool #MA2920	5,160,864
3,890,000	5.00%, 4/25/47, TBA	4,250,469
884,000	4.50%, 4/25/47, TBA	947,814
4,523,000	6.00%, 5/25/47, TBA	5,109,576
9,700,000	3.50%, 5/25/47, TBA	9,901,957
1,200,000	2.50%, 5/25/47, TBA	1,141,576

		417,096,489

Government National Mortgage Association (6.9%)
31,530	4.50%, 9/15/33, Pool #615516	33,860
116,839	5.00%, 12/15/33, Pool #783571	129,140
33,022	6.50%, 8/20/38, Pool #4223	37,790
36,269	6.50%, 10/15/38, Pool #673213	41,214
18,473	6.50%, 11/20/38, Pool #4292	21,033
36,131	6.50%, 12/15/38, Pool #782510	41,623
369,416	5.00%, 1/15/39, Pool #782557	408,048
145,518	5.00%, 4/15/39, Pool #711939	160,635
251,988	5.00%, 4/15/39, Pool #782619	278,103
24,254	5.00%, 6/15/39, Pool #782696	26,794
103,712	4.00%, 7/20/39, Pool #4494	110,321
172,287	5.00%, 10/20/39, Pool #4559	190,658
19,363	4.50%, 12/20/39, Pool #G24598	20,967
52,448	4.50%, 1/15/40, Pool #728627	56,131
24,033	4.50%, 1/20/40, Pool #4617	26,040
19,183	4.50%, 2/20/40, Pool #G24636	20,710
131,891	5.00%, 5/15/40, Pool #782958	145,510
1,340	4.50%, 5/20/40, Pool #G24696	1,447
109,069	5.00%, 6/15/40, Pool #697862	121,425
132,084	4.50%, 7/15/40, Pool #745793	141,271
1,165,828	4.50%, 7/15/40, Pool #733795	1,246,255
46,848	4.50%, 8/20/40, Pool #4771	50,807
27,637	4.00%, 9/20/40, Pool #G24800	29,586
230,856	4.50%, 10/15/40, Pool #783609	247,030
695,925	4.00%, 10/20/40, Pool #G24833	741,713
1,308,823	4.00%, 11/20/40, Pool #4853	1,400,946
631,700	4.00%, 12/20/40, Pool #G24882	672,824
303,478	4.00%, 1/15/41, Pool #759138	320,652
558,310	4.00%, 1/20/41, Pool #004922	595,016
74,744	4.50%, 2/15/41, Pool #738019	80,069
1,856,454	4.00%, 2/20/41, Pool #742887	1,970,570
9,536	4.00%, 2/20/41, Pool #4945	10,151
214,731	4.00%, 3/15/41, Pool #762838	226,772
13,451	5.00%, 4/20/41, Pool #5018	14,757
29,101	5.00%, 6/20/41, Pool #5083	31,926

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 223,945	4.50%, 6/20/41, Pool #783590	$241,774
152,604	4.50%, 7/20/41, Pool #783584	164,753
15,330	5.00%, 7/20/41, Pool #5116	16,819
514,308	4.50%, 7/20/41, Pool #5115	555,254
1,145,695	4.00%, 7/20/41, Pool #742895	1,213,206
83,077	4.50%, 7/20/41, Pool #754367	88,845
159,876	4.50%, 11/15/41, Pool #783610	171,077
69,060	4.50%, 11/20/41, Pool #5234	74,561
864,758	3.50%, 12/20/41, Pool #5258	899,961
228,949	5.00%, 7/20/42, Pool #MA0223	246,516
58,557	3.50%, 9/20/42, Pool #MA0392	60,977
117,387	3.50%, 10/20/42, Pool #MA0462	122,239
173,597	3.50%, 1/20/43, Pool #MA0699	180,771
51,591	4.00%, 7/20/43, Pool #MA1158	54,755
18,350	4.00%, 8/20/44, Pool #AI4166	19,591
58,564	4.00%, 8/20/44, Pool #AI4167	62,172
24,677	4.00%, 8/20/44, Pool #AJ4687	26,433
50,080	4.00%, 8/20/44, Pool #AJ2723	53,647
348,559	4.50%, 10/20/44, Pool #MA2305	372,515
1,789,481	4.50%, 11/20/44, Pool #MA2373	1,912,466
1,154,625	5.00%, 12/20/44, Pool #MA2448	1,240,512
1,422,941	Class ZD, Series 2015-3, 4.00%, 1/20/45	1,519,329
639,279	5.00%, 12/20/45, Pool #MA3313	686,511
199,276	3.50%, 10/20/46, Pool #AX4341	208,252
49,651	4.00%, 10/20/46, Pool #AQ0542	52,645
187,032	3.50%, 10/20/46, Pool #AX4342	194,641
403,071	3.50%, 10/20/46, Pool #AX4345	419,033
476,379	3.50%, 10/20/46, Pool #AX4344	495,364
164,374	3.50%, 10/20/46, Pool #AX4343	171,051
18,990,540	4.00%, 1/20/47, Pool #MA4197	20,076,427
10,197,939	3.50%, 2/20/47, Pool #MA4262	10,585,933
2,384,423	3.50%, 2/20/47, Pool #MA4321	2,475,142
2,217,226	4.00%, 2/20/47, Pool #MA4263	2,344,009
7,069,000	4.00%, 4/15/47, TBA	7,461,385
4,800,000	3.50%, 4/15/47, TBA	4,973,195
2,400,000	3.00%, 4/15/47, TBA	2,420,262
2,800,000	4.50%, 4/15/47, TBA	2,989,437
1,000,000	5.00%, 4/15/47, TBA	1,092,666
35,844,897	3.50%, 4/20/47, TBA	37,166,677
24,637,000	3.00%, 4/20/47, TBA	24,852,574

		137,615,171

Total U.S. Government Agency Mortgages (Cost $809,676,096)		806,894,646

U.S. Treasury Obligations (27.7%):
U.S. Treasury Bonds (6.5%)
4,105,000	5.38%, 2/15/31^	5,481,296
24,860,000	4.75%, 2/15/37^	32,458,807
23,635,000	3.13%, 11/15/41^	24,186,168
1,990,000	2.75%, 11/15/42	1,894,775
3,455,000	3.75%, 11/15/43	3,931,413
1,205,000	3.13%, 8/15/44	1,228,441
15,000	2.50%, 2/15/45^	13,478
955,000	3.00%, 5/15/45^	949,442
1,770,000	2.88%, 8/15/45	1,716,555
2,248,100	2.50%, 2/15/46^	2,014,860
13,927,000	2.25%, 8/15/46	11,786,810
43,010,000	2.88%, 11/15/46^	41,731,442
3,215,000	3.00%, 2/15/47	3,203,571

		130,597,058

U.S. Treasury Notes (21.2%)
66,637,000	0.88%, 9/15/19	65,822,228
13,245,000	1.38%, 12/15/19^	13,220,166
33,341,500	1.38%, 2/15/20^	33,236,007

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
$42,505,000	1.63%, 3/15/20^	$42,657,763
26,925,000	1.50%, 5/31/20	26,857,688
2,645,000	2.00%, 9/30/20(e)	2,675,581
55,073,000	1.13%, 9/30/21^	53,280,979
10,718,700	1.25%, 10/31/21^	10,418,491
10,442,500	2.00%, 11/15/21	10,490,629
9,600,000	2.00%, 12/31/21^	9,636,749
34,000,000	1.88%, 2/28/22^	33,926,968
39,895,000	1.88%, 3/31/22	39,792,151
12,235,000	1.50%, 3/31/23	11,812,990
2,093,000	1.38%, 8/31/23^	1,994,401
3,845,000	2.25%, 12/31/23	3,858,819
7,935,000	2.25%, 1/31/24	7,959,797
24,797,000	2.13%, 2/29/24	24,663,319
1,090,000	1.63%, 5/15/26	1,022,429
22,656,000	2.00%, 11/15/26^	21,886,059
25,520,000	2.25%, 2/15/27^	25,194,033

		440,407,247

Total U.S. Treasury Obligations (Cost $578,772,624)		571,004,305

Certificates of Deposit (7.9%):
2,265,000	Bank of Tokyo-Mitsubishi UFJ, NY, 1.67%	2,269,039
7,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 1.55%, 10/13/17	7,004,728
20,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 1.54%, 11/1/17	20,010,158
1,485,000	Bank Of Tokyo-Mitsubishi UFJ, NY, 1.65%	1,487,507
1,858,000	BNP Paribas, NY, 1.47%	1,859,633
2,020,000	BNP Paribas, NY, 1.53%	2,022,151
2,150,000	Credit Industrial et Commercial, NY, 1.64%	2,154,420
1,462,000	Credit Suisse, NY, 1.60%	1,464,077
2,180,000	Credit Suisse, NY, 1.82%	2,183,928
2,535,000	Credit Suisse, NY, 1.83%	2,539,814
20,000,000	Credit Suisse, NY, 1.77%, 11/1/17	20,020,000
24,500,000	Lloyds TSB Bank plc, NY, 1.40%, 9/7/17	24,511,296
1,810,000	Mizuho Bank, Ltd., NY, 1.70%	1,814,485
25,000,000	Mizuho Bank, Ltd., NY, 1.80%, 12/7/17	25,060,974
1,620,000	Mizuho Corp., NY, 1.75%	1,623,161
3,520,000	Natixis, NY, 1.53%	3,523,248
2,200,000	Natixis, NY, 1.56%	2,202,105
2,400,000	Norinchukin Bank, NY, 1.47%	2,401,952
2,170,000	Rabobank Nederland, NY, 1.54%	2,173,643
3,745,000	Skandinaviska Enskilda Banken AB, 1.52%	3,751,236
2,050,000	Skandinaviska Enskilda Banken AB, NY, 1.34%(d)	2,051,568
3,535,000	Societe Generale, NY, 1.60%	3,539,779
2,350,000	Sumitomo Mitsui Banking Corp., 1.60%	2,352,981
2,900,000	Sumitomo Mitsui Trust, NY, 1.67%	2,905,168
3,090,000	Sumitomo Mitsui Trust, NY, 1.85%	3,098,133
1,890,000	Sumitomo Mitsui Trust, NY, 1.85%	1,895,175
2,295,000	Swedbank AB NY Branch, 1.38%	2,297,612
1,400,000	Toronto Dominion Bank, NY, 1.54%	1,402,527
2,900,000	UBS AG Stamford CT, 1.60%	2,905,554
4,075,000	UBS AG Stamford CT, 1.57%	4,081,462
7,475,000	Wells Fargo Bank NA, 1.10%, 4/11/17	7,475,274

Total Certificate of Deposit (Cost $163,880,000)		164,082,788

Commercial Paper (1.2%):
1,270,000	Anz National International, Ltd., 1.08%(d)	1,265,103
4,300,000	AXA Financial, Inc., 1.49%(d)	4,267,010

Principal Amount		Fair Value
Commercial Paper, continued
1,410,000	BPCE, 1.23%(d)	$1,403,459
1,515,000	BPCE, 1.36%(d)	1,505,171
1,250,000	Mitsubishi UFJ Trust And Banking, NY, 1.07%(d)	1,247,527
1,355,000	Mizuho Bank, NY, 1.20%(d)	1,348,819
1,485,000	Societe Generale, NY, 1.21%(d)	1,478,433
1,690,000	Standard Chartered Bank plc, 1.19%(d)	1,683,046
2,575,000	Sumitomo Mitsui Trust, NY, 1.19%(d)	2,565,523
1,332,000	Toronto Dominion Bank, NY, 1.18%(d)	1,326,305
3,855,000	Toronto Dominion Bank, NY, 1.24%(d)	3,830,218
3,650,000	Vodafone Group plc, 1.51%(d)	3,626,517

Total Commercial Paper (Cost $25,527,470)		25,547,131

Securities Held as Collateral for Securities on Loan (14.5%):
$299,428,616	AZL Enhanced Bond Index Fund Securities Lending Collateral Account(f)	299,428,616

Total Securities Held as Collateral for Securities on Loan (Cost $299,428,616)		299,428,616

Shares		Fair Value
Unaffiliated Investment Company (0.7%):
14,742,507	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(d)	14,742,507

Total Unaffiliated Investment Company (Cost $14,742,507)		14,742,507

Total Investment Securities (Cost $2,601,319,706)(g) - 124.3%		2,582,113,576
Net other assets (liabilities) - (24.3)%		(515,559,965)

Net Assets - 100.0%		$2,066,553,611

Percentages indicated are based on net assets as of March 31, 2017.

MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit
Re-REMIC	-	Restructured Real Estate Mortgage Investment Conduit
TBA	-	To Be Announced Security

^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $292,232,848.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 0.57% of the net assets of the fund.
(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2017. The date presented represents the final maturity date.

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	The rate represents the effective yield at March 31, 2017.
(e)	All or a portion of this security has been pledged as collateral for open derivative positions.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(g)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2017:

Country	Percentage
Australia	0.1%
Canada	0.5%
Colombia	0.2%
France	1.2%
Germany	0.2%
Guernsey	0.1%
Ireland	—	%NM
Israel	—	%NM
Japan	3.5%
Jersey	0.1%
Luxembourg	0.6%
Mexico	0.3%
Netherlands	0.6%
Panama	—	%NM
Peru	—	%NM
Spain	—	%NM
Sweden	0.3%
Switzerland	1.5%
United Kingdom	1.9%
United States	88.8%
Uruguay	0.1%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Securities Sold Short (-10.7%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal Home Loan Mortgage Corporation (TBA)	3.00%	4/15/47	$(158,106,256)	$(155,703,451)	$(156,648,707)	$(945,256)
Federal Home Loan Mortgage Corporation (TBA)	3.00%	4/15/32	(1,635,000)	(1,663,740)	(1,676,897)	(13,157)
Federal Home Loan Mortgage Corporation (TBA)	2.50%	4/15/32	(1,582,000)	(1,576,685)	(1,583,298)	(6,613)
Federal Home Loan Mortgage Corporation (TBA)	5.00%	4/15/47	(2,500,000)	(2,717,855)	(2,722,123)	(4,268)
Federal National Mortgage Association (TBA)	2.50%	4/25/32	(6,737,000)	(6,680,420)	(6,740,158)	(59,738)
Federal National Mortgage Association (TBA)	3.50%	4/25/32	(4,687,000)	(4,852,393)	(4,877,084)	(24,691)
Federal National Mortgage Association (TBA)	3.00%	4/25/46	(23,021,508)	(22,845,055)	(22,820,070)	24,985
Federal National Mortgage Association (TBA)	5.50%	4/25/47	(900,000)	(997,054)	(999,750)	(2,696)
Federal National Mortgage Association (TBA)	4.00%	4/25/47	(11,132,000)	(11,657,915)	(11,676,424)	(18,509)
Government National Mortgage Association (TBA)	4.50%	4/20/47	(1,745,000)	(1,846,460)	(1,863,606)	(17,146)
Government National Mortgage Association (TBA)	4.00%	4/20/47	(9,985,000)	(10,428,349)	(10,545,876)	(117,527)

				$(220,969,377)	$(222,153,993)	$(1,184,616)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 10-Years Ultra June Futures	Short	6/21/17	(323)	$(43,246,672)	$(268,588)
U.S. Treasury 10-Year Note June Futures	Long	6/21/17	471	58,668,937	208,597
U.S. Treasury 2-Year Note July Futures	Long	6/30/17	630	136,365,469	93,190
U.S. Treasury 30-Year Bond June Futures	Long	6/21/17	24	3,620,250	(23,236)
U.S. Treasury 5-Year Note July Futures	Long	6/30/17	132	15,539,906	45,903
Ultra Long Term U.S. Treasury Bond June Futures	Long	6/21/17	87	13,974,375	(69,302)

Total					$(13,436)

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks+ (99.3%):
Aerospace & Defense (1.8%):
7,497	Boeing Co. (The)	$1,325,920
4,484	Raytheon Co.	683,810
1,071	TransDigm Group, Inc.	235,791
10,038	United Technologies Corp.	1,126,364

		3,371,885

Air Freight & Logistics (0.6%):
10,323	United Parcel Service, Inc., Class B	1,107,658

Airlines (0.6%):
2,553	Alaska Air Group, Inc.	235,438
8,323	American Airlines Group, Inc.	352,063
4,969	JetBlue Airways Corp.*	102,411
5,402	United Continental Holdings, Inc.*	381,597

		1,071,509

Auto Components (0.2%):
1,040	Adient plc	75,577
1,731	Autoliv, Inc.	177,012
3,718	Cooper Tire & Rubber Co.	164,893

		417,482

Automobiles (0.5%):
63,621	Ford Motor Co.	740,549
484	Tesla Motors, Inc.*	134,697

		875,246

Banks (6.7%):
6,870	Associated Banc-Corp.	167,628
114,337	Bank of America Corp.	2,697,211
34,392	Citigroup, Inc.	2,057,329
35,870	Huntington Bancshares, Inc.	480,299
35,581	JPMorgan Chase & Co.	3,125,436
4,095	Old National Bancorp	71,048
20,010	U.S. Bancorp	1,030,515
46,064	Wells Fargo & Co.	2,563,922

		12,193,388

Beverages (2.1%):
40,735	Coca-Cola Co. (The)	1,728,793
7,035	Monster Beverage Corp.*	324,806
16,445	PepsiCo, Inc.	1,839,538

		3,893,137

Biotechnology (3.0%):
14,571	AbbVie, Inc.	949,446
2,877	Alexion Pharmaceuticals, Inc.*	348,807
7,039	Amgen, Inc.	1,154,889
2,520	Biogen Idec, Inc.*	689,018
1,260	Bioverativ, Inc.*	68,620
8,088	Celgene Corp.*	1,006,390
12,437	Gilead Sciences, Inc.	844,721
377	Shire plc, ADR	65,685
3,277	Vertex Pharmaceuticals, Inc.*	358,340

		5,485,916

Building Products (0.5%):
6,547	Fortune Brands Home & Security, Inc.	398,385
11,919	Johnson Controls International plc	502,028

		900,413

Capital Markets (2.3%):
2,682	Affiliated Managers Group, Inc.	439,687
16,210	Charles Schwab Corp. (The)	661,530
3,259	CME Group, Inc.	387,169
6,031	Eaton Vance Corp.	271,154
3,940	Goldman Sachs Group, Inc. (The)	905,097
7,615	Intercontinental Exchange, Inc.	455,910
5,603	Legg Mason, Inc.	202,324
17,015	Morgan Stanley	728,923
2,374	TD Ameritrade Holding Corp.	92,254

Shares		Fair Value
Common Stocks+, continued
Capital Markets, continued
4,034	Waddell & Reed Financial, Inc., Class A	$68,578

		4,212,626

Chemicals (2.1%):
1,254	Advansix, Inc.*	34,259
2,015	Ashland Global Holdings, Inc.	249,477
1,664	Celanese Corp., Series A	149,510
13,536	Dow Chemical Co. (The)	860,078
9,012	E.I. du Pont de Nemours & Co.	723,934
4,652	Eastman Chemical Co.	375,882
318	Ingevity Corp.*	19,350
5,087	Lyondellbasell Industries NV	463,884
4,236	Monsanto Co.	479,515
2,675	Olin Corp.	87,927
4,828	RPM International, Inc.	265,685

		3,709,501

Commercial Services & Supplies (0.2%):
5,064	Waste Management, Inc.	369,267

Communications Equipment (1.1%):
51,632	Cisco Systems, Inc.	1,745,162
2,928	Motorola Solutions, Inc.	252,452
853	Palo Alto Networks, Inc.*	96,116

		2,093,730

Consumer Finance (0.6%):
3,760	Ally Financial, Inc.	76,441
8,298	American Express Co.	656,455
6,565	Discover Financial Services	448,980

		1,181,876

Containers & Packaging (0.4%):
3,102	Avery Dennison Corp.	250,021
3,498	Sonoco Products Co.	185,114
5,594	WestRock Co.	291,056

		726,191

Distributors (0.2%):
4,874	Genuine Parts Co.	450,406

Diversified Financial Services (1.9%):
20,242	Berkshire Hathaway, Inc., Class B*	3,373,937

Diversified Telecommunication Services (2.3%):
55,548	AT&T, Inc.	2,308,020
37,359	Verizon Communications, Inc.	1,821,251

		4,129,271

Electric Utilities (1.7%):
7,583	Alliant Energy Corp.	300,363
20,488	American Electric Power Co., Inc.	1,375,359
13,215	Duke Energy Corp.	1,083,762
2,364	Hawaiian Electric Industries, Inc.	78,745
6,162	OGE Energy Corp.	215,547

		3,053,776

Electrical Equipment (0.8%):
6,401	Eaton Corp. plc	474,634
8,987	Emerson Electric Co.	537,961
871	Hubbell, Inc.	104,564

		1,117,159

Electronic Equipment, Instruments & Components (0.5%):
16,598	Corning, Inc.	448,146
6,912	TE Connectivity, Ltd.	515,290

		963,436

Energy Equipment & Services (1.2%):
4,978	Baker Hughes, Inc.	297,784
12,734	Halliburton Co.	626,640
7,364	Patterson-UTI Energy, Inc.	178,724

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Energy Equipment & Services, continued
15,941	Schlumberger, Ltd.	$1,244,992

		2,348,140

Equity Real Estate Investment Trusts (2.2%):
3,796	Care Capital Properties, Inc.	101,999
5,687	Digital Realty Trust, Inc.	605,039
21,332	Duke Realty Corp.	560,392
5,523	Extra Space Storage, Inc.	410,856
6,462	Healthcare Realty Trust, Inc.	210,015
7,309	Liberty Property Trust	281,762
2,377	Mack-Cali Realty Corp.	64,036
4,895	Parks Hotels & Resorts, Inc.	125,655
3,970	Regency Centers Corp.	263,568
1,680	SBA Communications Corp.*	202,222
5,563	Senior Housing Properties Trust	112,651
13,484	UDR, Inc.	488,930
9,824	Ventas, Inc.	638,952

		4,066,077

Food & Staples Retailing (1.8%):
13,169	CVS Health Corp.	1,033,767
11,624	Walgreens Boots Alliance, Inc.	965,373
16,635	Wal-Mart Stores, Inc.	1,199,051

		3,198,191

Food Products (1.3%):
2,169	Bunge, Ltd.	171,915
11,674	ConAgra Foods, Inc.	470,929
6,713	Kraft Heinz Co. (The)	609,608
3,549	Lamb Weston Holding, Inc.	149,271
21,258	Mondelez International, Inc., Class A	915,794

		2,317,517

Gas Utilities (0.2%):
2,742	National Fuel Gas Co.	163,478
761	ONE Gas, Inc.	51,444
1,627	WGL Holdings, Inc.	134,276

		349,198

Health Care Equipment & Supplies (2.4%):
19,946	Abbott Laboratories	885,802
8,840	Baxter International, Inc.	458,442
24,391	Boston Scientific Corp.*	606,604
9,328	Hologic, Inc.*	396,906
726	Intuitive Surgical, Inc.*	556,457
16,973	Medtronic plc	1,367,345
2,015	ResMed, Inc.	145,020

		4,416,576

Health Care Providers & Services (2.7%):
5,828	Aetna, Inc.	743,361
4,142	Anthem, Inc.	685,004
9,101	Express Scripts Holding Co.*	599,847
5,140	HCA Holdings, Inc.*	457,409
3,448	Patterson Cos., Inc.	155,953
2,868	Quest Diagnostics, Inc.	281,609
10,484	UnitedHealth Group, Inc.	1,719,481
2,781	Universal Health Services, Inc., Class B	346,095

		4,988,759

Hotels, Restaurants & Leisure (1.4%):
1,261	Domino’s Pizza, Inc.	232,402
1,360	Hilton Grand Vacations*	38,978
4,093	Hilton Worldwide Holdings, Inc.	239,277
834	Las Vegas Sands Corp.	47,596
9,918	McDonald’s Corp.	1,285,471
3,975	Melco Crown Entertainment, Ltd., ADR	73,697
4,499	MGM Resorts International	123,273

Shares		Fair Value
Common Stocks+, continued
Hotels, Restaurants & Leisure, continued
3,571	Norwegian Cruise Line Holdings, Ltd.*	$181,157
1,821	Restaurant Brands International, Inc.	101,503
14,793	Wendy’s Co. (The)	201,333

		2,524,687

Household Durables (0.9%):
6,302	Leggett & Platt, Inc.	317,117
7,934	Newell Rubbermaid, Inc.	374,247
12,996	Toll Brothers, Inc.*	469,286
1,320	Tupperware Brands Corp.	82,790
1,813	Whirlpool Corp.	310,621

		1,554,061

Household Products (2.0%):
5,753	Church & Dwight Co., Inc.	286,902
11,500	Colgate-Palmolive Co.	841,685
3,912	Kimberly-Clark Corp.	514,937
22,629	Procter & Gamble Co. (The)	2,033,215

		3,676,739

Industrial Conglomerates (2.8%):
7,002	3M Co., Class C	1,339,693
80,909	General Electric Co.	2,411,088
10,579	Honeywell International, Inc.	1,321,000

		5,071,781

Insurance (2.7%):
7,226	Aflac, Inc.	523,307
6,275	Allstate Corp. (The)	511,350
11,355	American International Group, Inc.	708,892
4,220	Aon plc	500,872
4,614	Arthur J. Gallagher & Co.	260,876
4,168	FNF Group	162,302
6,839	Lincoln National Corp.	447,613
9,306	Marsh & McLennan Cos., Inc.	687,619
7,132	Principal Financial Group, Inc.	450,101
4,648	Travelers Cos., Inc. (The)	560,270
6,148	XL Group, Ltd.	245,059

		5,058,261

Internet & Direct Marketing Retail (2.7%):
3,746	Amazon.com, Inc.*	3,320,979
4,200	Netflix, Inc.*	620,802
500	Priceline Group, Inc. (The)*	889,985

		4,831,766

Internet Software & Services (5.2%):
3,041	Alphabet, Inc., Class A*	2,578,160
2,603	Alphabet, Inc., Class C*	2,159,345
479	Baidu, Inc., ADR*	82,637
13,189	eBay, Inc.*	442,755
23,115	Facebook, Inc., Class A*	3,283,485
3,442	VeriSign, Inc.*	299,833
11,279	Yahoo!, Inc.*	523,458

		9,369,673

IT Services (3.4%):
5,958	Automatic Data Processing, Inc.	610,040
2,873	Broadridge Financial Solutions, Inc.	195,220
8,564	Cognizant Technology Solutions Corp., Class A*	509,729
5,280	Fidelity National Information Services, Inc.	420,394
915	FleetCor Technologies, Inc.*	138,558
8,399	International Business Machines Corp.	1,462,602
4,883	Paychex, Inc.	287,609
12,377	PayPal Holdings, Inc.*	532,459
20,996	Visa, Inc., Class A	1,865,914

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
IT Services, continued
8,976	Western Union Co.	$182,662

		6,205,187

Leisure Products (0.2%):
5,340	Mattel, Inc.	136,757
1,846	Polaris Industries, Inc.	154,695

		291,452

Life Sciences Tools & Services (0.2%):
2,247	Illumina, Inc.*	383,428

Machinery (2.0%):
9,029	Caterpillar, Inc.	837,530
2,991	Cummins, Inc.	452,239
3,814	Deere & Co.	415,192
4,340	Parker Hannifin Corp.	695,789
3,892	Pentair plc	244,340
1,991	Snap-On, Inc.	335,822
4,363	Stanley Black & Decker, Inc.	579,712
2,492	Timken Co.	112,638

		3,673,262

Media (3.1%):
47,898	Comcast Corp., Class A	1,800,486
4,061	Liberty Global plc, Series C*	142,297
2,065	Liberty Global plc, LiLAC, Class C*	47,578
7,817	News Corp., Class B	105,530
4,629	Omnicom Group, Inc.	399,066
107,412	Sirius XM Holdings, Inc.	553,172
7,943	Time Warner, Inc.	776,111
1,561	Time, Inc.	30,205
16,337	Walt Disney Co. (The)	1,852,452

		5,706,897

Metals & Mining (0.2%):
4,477	Southern Copper Corp.	160,680
5,410	Steel Dynamics, Inc.	188,051
1,535	Worthington Industries, Inc.	69,213

		417,944

Mortgage Real Estate Investment Trusts (0.3%):
14,269	Agnc Investment Corp.	283,810
27,279	Annaly Capital Management, Inc.	303,070

		586,880

Multiline Retail (0.4%):
4,378	Nordstrom, Inc.	203,883
8,858	Target Corp.	488,873

		692,756

Multi-Utilities (1.5%):
7,948	Ameren Corp.	433,881
15,213	CenterPoint Energy, Inc.	419,422
6,745	Consolidated Edison, Inc.	523,817
13,218	Public Service Enterprise Group, Inc.	586,218
11,279	WEC Energy Group, Inc.	683,847

		2,647,185

Oil, Gas & Consumable Fuels (5.3%):
3,021	Cheniere Energy, Inc.*	142,803
19,453	Chevron Corp.	2,088,669
5,374	Concho Resources, Inc.*	689,699
21,286	ConocoPhillips Co.	1,061,533
5,858	Continental Resources, Inc.*	266,070
39,863	Exxon Mobil Corp.	3,269,164
7,460	Gulfport Energy Corp.*	128,237
6,784	HollyFrontier Corp.	192,259
12,619	Occidental Petroleum Corp.	799,540
5,165	ONEOK, Inc.	286,348
9,064	Phillips 66	718,050

		9,642,372

Shares		Fair Value
Common Stocks+, continued
Personal Products (0.0%):
1,355	Herbalife, Ltd.*	$78,780

Pharmaceuticals (5.2%):
4,490	Allergan plc	1,072,751
15,760	Bristol-Myers Squibb Co.	857,029
9,414	Eli Lilly & Co.	791,812
1,542	Jazz Pharmaceuticals plc*	223,790
24,271	Johnson & Johnson Co.	3,022,953
25,416	Merck & Co., Inc.	1,614,933
53,711	Pfizer, Inc.	1,837,453

		9,420,721

Professional Services (0.3%):
1,688	Dun & Bradstreet Corp.	182,203
3,934	Verisk Analytics, Inc.*	319,204

		501,407

Road & Rail (0.6%):
3,185	Avis Budget Group, Inc.*	94,212
1,340	Canadian Pacific Railway, Ltd.	196,872
19,011	CSX Corp.	884,962
3,437	Hertz Global Holdings, Inc.*	60,285

		1,236,331

Semiconductors & Semiconductor Equipment (3.3%):
3,003	Advanced Micro Devices, Inc.*	43,694
6,960	Analog Devices, Inc.	570,372
16,372	Applied Materials, Inc.	636,871
47,292	Intel Corp.	1,705,821
4,741	Microchip Technology, Inc.	349,791
5,787	NVIDIA Corp.	630,378
14,853	QUALCOMM, Inc.	851,671
3,215	Skyworks Solutions, Inc.	315,006
11,910	Texas Instruments, Inc.	959,470

		6,063,074

Software (4.8%):
9,801	Activision Blizzard, Inc.	488,678
7,622	Adobe Systems, Inc.*	991,851
3,057	ANSYS, Inc.*	326,702
1,981	Dell Technologies, Inc., Class V*	126,942
72,143	Microsoft Corp.	4,751,338
7,555	Nuance Communications, Inc.*	130,777
32,000	Oracle Corp.	1,427,520
1,667	ServiceNow, Inc.*	145,812
8,842	Symantec Corp.	271,273
1,800	Workday, Inc., Class A*	149,904

		8,810,797

Specialty Retail (2.6%):
9,340	American Eagle Outfitters, Inc.	131,040
4,154	Foot Locker, Inc.	310,761
5,538	Gap, Inc. (The)	134,518
14,307	Home Depot, Inc. (The)	2,100,696
3,586	L Brands, Inc.	168,901
13,058	Lowe’s Cos., Inc.	1,073,498
3,314	Tiffany & Co.	315,824
7,494	TJX Cos., Inc. (The)	592,626

		4,827,864

Technology Hardware, Storage & Peripherals (3.8%):
48,556	Apple, Inc.	6,975,555

Textiles, Apparel & Luxury Goods (0.5%):
2,270	Lululemon Athletica, Inc.*	117,745
6,224	Michael Kors Holdings, Ltd.*	237,196
13,663	Under Armour, Inc., Class A*	270,254
2,313	Under Armour, Inc., Class C*	42,328

		667,523

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Tobacco (1.9%):
18,943	Altria Group, Inc.	$1,352,909
14,827	Philip Morris International, Inc.	1,673,967
7,176	Reynolds American, Inc.	452,232
3,587	Vector Group, Ltd.	74,610

		3,553,718

Trading Companies & Distributors (0.1%):
2,491	GATX Corp.	151,851

Wireless Telecommunication Services (0.0%):
3,632	Sprint Corp.*	31,526

Total Common Stocks (Cost $114,594,373)		181,035,746

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Options (0.3%):
Total Purchased Options (Cost $1,110,148)		491,045

Unaffiliated Investment Company (1.8%):
3,362,091	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(a)	3,362,091

Total Unaffiliated Investment Company (Cost $3,362,091)		3,362,091

Total Investment Securities (Cost $119,066,612)(b) - 101.4%		184,888,882
Net other assets (liabilities) - (1.4)%		(2,612,503)

Net Assets - 100.0%		$182,276,379

Percentages indicated are based on net assets as of March 31, 2017.

ADR	-	American Depositary Receipt

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at March 31, 2017.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Exchange-traded options purchased as of March 31, 2017 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Put	2125.00 USD	4/21/17	75	$6,375
S&P 500 Index	Put	2100.00 USD	5/19/17	90	29,700
S&P 500 Index	Put	2150.00 USD	5/19/17	88	40,480
S&P 500 Index	Put	2175.00 USD	5/19/17	90	50,400
S&P 500 Index	Put	2200.00 USD	5/19/17	125	86,250
S&P 500 Index	Put	2125.00 USD	6/16/17	91	72,800
S&P 500 Index	Put	2150.00 USD	6/16/17	88	81,840
S&P 500 Index	Put	2175.00 USD	6/16/17	112	123,200

Total Cost $1,110,148					$491,045

Exchange-traded options written as of March 31, 2017 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Call	2350.00 USD	4/07/17	77	$(137,830)
S&P 500 Index	Call	2300.00 USD	4/21/17	89	(604,755)
S&P 500 Index	Call	2375.00 USD	4/21/17	85	(103,700)
S&P 500 Index	Call	2385.00 USD	4/21/17	91	(74,620)
S&P 500 Index	Call	2400.00 USD	4/21/17	92	(38,640)
S&P 500 Index	Call	2375.00 USD	4/28/17	77	(143,220)
S&P 500 Index	Call	2275.00 USD	5/19/17	90	(891,450)
S&P 500 Index	Call	2375.00 USD	5/19/17	76	(201,780)
S&P 500 Index	Call	2400.00 USD	5/19/17	82	(126,280)

Total (Premiums $2,274,555)					$(2,322,275)

See accompanying notes to the schedules of portfolio investments.

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (99.3%):
Aerospace & Defense (1.6%):
1,624	Arconic, Inc.	$42,776
13,541	BAE Systems plc	109,116
409	BE Aerospace, Inc.	26,221
2,441	Boeing Co. (The)	431,716
8,877	Bombardier, Inc., Class B*	13,619
946	CAE, Inc.	14,456
6,703	Cobham plc^	11,174
106	Elbit Systems, Ltd.	12,134
2,545	European Aeronautic Defence & Space Co. NV	193,655
1,080	General Dynamics Corp.	202,176
210	Huntington Ingalls Industries, Inc.	42,050
309	L3 Technologies, Inc.	51,075
1,131	Lockheed Martin Corp.	302,656
3,047	Meggitt plc	17,011
724	Northrop Grumman Corp.	172,196
1,256	Raytheon Co.	191,540
531	Rockwell Collins, Inc.	51,592
8,888	Rolls-Royce Holdings plc*	83,865
1,317	Safran SA	98,385
6,300	Singapore Technologies Engineering, Ltd.	16,814
1,075	Textron, Inc.	51,159
422	Thales SA	40,812
233	TransDigm Group, Inc.^	51,297
3,258	United Technologies Corp.	365,580
798	Zodiac Aerospace	19,972

		2,613,047

Air Freight & Logistics (0.5%):
3,812	Bollore, Inc.	14,759
562	C.H. Robinson Worldwide, Inc.^	43,437
4,068	Deutsche Post AG	139,257
721	Expeditors International of Washington, Inc.^	40,729
1,047	FedEx Corp.	204,322
3,442	Royal Mail plc	18,332
2,949	United Parcel Service, Inc., Class B	316,428
1,300	Yamato Holdings Co., Ltd.	27,295

		804,559

Airlines (0.1%):
4,000	All Nippon Airways Co., Ltd.	12,229
625	American Airlines Group, Inc.^	26,438
4,000	Cathay Pacific Airways, Ltd.^	5,807
766	Delta Air Lines, Inc.	35,205
966	Deutsche Lufthansa AG, Registered Shares	15,663
1,008	easyJet plc^	12,956
4,836	International Consolidated Airlines Group SA	32,087
400	Japan Airlines Co., Ltd.	12,703
1,928	Qantas Airways, Ltd.	5,726
2,200	Singapore Airlines, Ltd.	15,841
631	Southwest Airlines Co.	33,923
338	United Continental Holdings, Inc.*	23,876

		232,454

Auto Components (0.8%):
700	Aisin Sieki Co., Ltd.	34,491
348	Autoliv, Inc.^	35,586
852	BorgWarner, Inc.^	35,605
2,800	Bridgestone Corp.	113,539
797	Compagnie Generale des Establissements Michelin SCA, Class B	96,890
441	Continental AG	96,670
1,172	Delphi Automotive plc	94,334
2,100	Denso Corp.	92,662

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
6,575	GKN plc	$29,975
1,042	Goodyear Tire & Rubber Co.	37,512
400	Koito Manufacturing Co., Ltd.	20,857
297	Lear Corp.	42,050
304	Linamar Corp.	13,829
1,752	Magna Internationl	75,617
700	NGK Spark Plug Co., Ltd.	16,065
900	NOK Corp.	20,927
459	Nokian Renkaat OYJ	19,164
814	Schaeffler AG	14,317
600	Stanley Electric Co., Ltd.	17,156
2,900	Sumitomo Electric Industries, Ltd.	48,256
700	Sumitomo Rubber Industries, Ltd.	11,971
300	Toyoda Gosei Co., Ltd.	7,653
600	Toyota Industries Corp.	29,914
956	Valeo SA	63,751
700	Yokohama Rubber Co., Ltd. (The)	13,745

		1,082,536

Automobiles (1.8%):
1,359	Bayerische Motoren Werke AG (BMW)^	123,957
3,972	Daimler AG, Registered Shares	293,313
507	Ferrari NV	37,722
3,647	Fiat Chrysler Automobiles NV*	39,658
15,769	Ford Motor Co.	183,551
2,600	Fuji Heavy Industries, Ltd.	95,750
5,649	General Motors Co.^	199,749
717	Harley-Davidson, Inc.^	43,379
7,100	Honda Motor Co., Ltd.	214,573
2,400	Isuzu Motors, Ltd.	31,894
2,200	Mazda Motor Corp.	31,798
2,700	Mitsubishi Motors Corp.	16,272
10,600	Nissan Motor Co., Ltd.	102,490
1,902	PSA Peugeot Citroen SA*	38,347
820	Renault SA	71,234
1,300	Suzuki Motor Corp.	54,136
541	Tesla Motors, Inc.*^	150,560
10,900	Toyota Motor Corp.	593,282
130	Volkswagen AG^	19,372
1,100	Yamaha Motor Co., Ltd.	26,596

		2,367,633

Banks (10.4%):
1,278	ABN AMRO Group NV	30,998
4,000	Aozora Bank, Ltd.	14,755
12,242	Australia & New Zealand Banking Group, Ltd.	297,261
28,764	Banco Bilbao Vizcaya Argentaria SA	223,059
21,685	Banco de Sabadell SA	39,744
13,473	Banco Popular Espanol SA*	13,078
62,285	Banco Santander SA	381,688
3,600	Bank Hapoalim BM	21,953
5,141	Bank Leumi Le-Israel Corp.*	22,718
42,084	Bank of America Corp.	992,762
4,800	Bank of East Asia, Ltd. (The)	19,869
101,515	Bank of Ireland*	25,178
2,000	Bank of Kyoto, Ltd. (The)	14,619
2,609	Bank of Montreal	194,895
4,965	Bank of Nova Scotia	290,499
1,540	Bank of Queensland, Ltd.	14,296
19,848	Bankia SA^	22,572
3,202	Bankinter SA^	26,886
72,708	Barclays plc	204,912
3,511	BB&T Corp.	156,942
1,721	Bendigo & Adelaide Bank, Ltd.	15,946
4,350	BNP Paribas SA	289,720
14,500	BOC Hong Kong Holdings, Ltd.	59,228

Continued

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,687	Canadian Imperial Bank of Commerce	$145,483
3,000	Chiba Bank, Ltd. (The)	19,341
900	Chugoku Bank, Ltd. (The)	13,138
1,300	Chuo Mitsui Trust Holdings, Inc.	45,269
774	CIT Group, Inc.	33,228
11,865	Citigroup, Inc.	709,764
2,169	Citizens Financial Group, Inc.	74,939
690	Comerica, Inc.	47,320
4,125	Commerzbank AG	37,273
7,210	Commonwealth Bank of Australia	472,813
4,400	Concordia Financial Group, Ltd.	20,460
4,079	Credit Agricole SA	55,360
13,526	Criteria Caixacorp SA	58,130
3,011	Danske Bank A/S	102,706
6,900	DBS Group Holdings, Ltd.	95,784
3,962	DnB NOR ASA	62,840
1,178	Erste Group Bank AG	38,362
3,269	Fifth Third Bancorp	83,033
566	First Republic Bank	53,096
3,000	Fukuoka Financial Group, Inc.	13,030
2,300	Hachijuni Bank, Ltd. (The)	13,037
3,000	Hang Seng Bank, Ltd.	60,847
3,000	Hiroshima Bank, Ltd. (The)	12,793
83,034	HSBC Holdings plc	678,330
4,194	Huntington Bancshares, Inc.	56,158
15,913	ING Groep NV	240,397
52,935	Intesa Sanpaolo SpA	143,764
1,600	Japan Post Bank Co., Ltd.	19,893
14,929	JPMorgan Chase & Co.	1,311,362
1,128	KBC Groep NV	74,836
4,652	KeyCorp	82,713
1,900	Kyushu Financial Group, Inc.	11,660
262,166	Lloyds Banking Group plc	218,089
617	M&T Bank Corp.	95,468
3,600	Mebuki Financial Group, Inc.	14,434
2,255	Mediobanca SpA	20,326
52,800	Mitsubishi UFJ Financial Group, Inc.	333,355
934	Mizrahi Tefahot Bank, Ltd.	15,849
104,400	Mizuho Financial Group, Inc.	191,879
11,416	National Australia Bank, Ltd.	289,766
1,518	National Bank of Canada	63,748
3,360	Natixis	20,704
13,176	Nordea Bank AB	150,591
12,100	Oversea-Chinese Banking Corp., Ltd.	84,159
1,195	People’s United Financial, Inc.	21,749
2,034	PNC Financial Services Group, Inc.	244,568
748	Raiffeisen International Bank-Holding AG*	16,994
5,134	Regions Financial Corp.	74,597
8,600	Resona Holdings, Inc.	46,342
6,167	Royal Bank of Canada	449,365
13,709	Royal Bank of Scotland Group plc*	41,582
4,000	Seven Bank, Ltd.	13,105
4,000	Shinsei Bank, Ltd.	7,387
2,000	Shizuoka Bank, Ltd. (The)	16,327
207	Signature Bank*	30,717
6,107	Skandinaviska Enskilda Banken AB, Class A	67,975
3,273	Societe Generale	166,438
14,355	Standard Chartered plc*	137,359
5,800	Sumitomo Mitsui Financial Group, Inc.	211,510
2,014	SunTrust Banks, Inc.	111,374
600	Suruga Bank, Ltd.	12,669

Shares		Fair Value
Common Stocks, continued
Banks, continued
6,543	Svenska Handelsbanken AB, Class A^	$89,772
3,893	Swedbank AB, Class A	90,223
7,733	Toronto-Dominion Bank (The)	387,377
7,156	U.S. Bancorp	368,534
8,156	Unicredit SpA*	125,715
5,800	United Overseas Bank, Ltd.	91,763
20,007	Wells Fargo & Co.	1,113,589
13,884	Westpac Banking Corp.	370,385
1,000	Yamaguchi Financial Group, Inc.	10,870

		14,077,391

Beverages (2.0%):
3,155	Anheuser-Busch InBev NV	346,575
1,500	Asahi Breweries, Ltd.	56,785
864	Brown-Forman Corp., Class B^	39,900
425	Carlsberg A/S, Class B	39,220
2,188	Coca-Cola Amatil, Ltd.	18,073
17,270	Coca-Cola Co. (The)	732,939
782	Coca-Cola European Partners plc	29,240
698	Coca-Cola HBC AG	18,021
756	Constellation Brands, Inc., Class C	122,525
10,395	Diageo plc	297,716
834	Dr Pepper Snapple Group, Inc.	81,665
423	Heineken Holding NV	33,635
983	Heineken NV	83,646
4,000	Kirin Holdings Co., Ltd.	75,589
768	Molson Coors Brewing Co., Class B	73,505
1,705	Monster Beverage Corp.*	78,720
5,984	PepsiCo, Inc.	669,370
913	Pernod Ricard SA	108,050
149	Remy Cointreau SA	14,587
500	Suntory Beverage & Food, Ltd.	21,094
2,869	Treasury Wine Estates, Ltd.	26,754

		2,967,609

Biotechnology (2.1%):
6,798	AbbVie, Inc.	442,958
436	Actelion, Ltd., Registered Shares	123,089
932	Alexion Pharmaceuticals, Inc.*	112,996
593	Alkermes plc*	34,691
3,049	Amgen, Inc.	500,248
907	Biogen Idec, Inc.*	247,992
650	BioMarin Pharmaceutical, Inc.*	57,057
3,307	Celgene Corp.*	411,490
1,883	CSL, Ltd.	179,757
222	Genmab A/S*	42,795
5,477	Gilead Sciences, Inc.	371,998
1,265	Grifols SA	31,025
670	Incyte Corp.*	89,559
321	Regeneron Pharmaceuticals, Inc.*	124,391
445	Seattle Genetics, Inc.*^	27,973
3,936	Shire plc	228,973
176	United Therapeutics Corp.*	23,827
1,008	Vertex Pharmaceuticals, Inc.*	110,225

		3,161,044

Building Products (0.5%):
583	A.O. Smith Corp.	29,826
4,000	Asahi Glass Co., Ltd.	32,497
4,149	Assa Abloy AB, Class B	85,170
2,130	Compagnie de Saint-Gobain SA	109,515
900	Daikin Industries, Ltd.	90,729
607	Fortune Brands Home & Security, Inc.	36,936
167	Geberit AG, Registered Shares	72,048
4,084	Johnson Controls International plc	172,018
1,000	Lixil Group Corp.	25,428

Continued

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
1,309	Masco Corp.	$44,493
500	TOTO, Ltd.	18,941

		717,601

Capital Markets (2.7%):
3,720	3i Group plc	34,928
3,558	Aberdeen Asset Management plc	11,776
210	Affiliated Managers Group, Inc.	34,427
647	Ameriprise Financial, Inc.	83,903
768	ASX, Ltd.	29,549
4,356	Bank of New York Mellon Corp. (The)	205,734
521	BlackRock, Inc., Class A+	199,809
3,811	Brookfield Asset Management, Inc., Class A	138,861
5,181	Charles Schwab Corp. (The)	211,437
879	CI Financial Corp.	17,472
1,457	CME Group, Inc.	173,092
8,216	Credit Suisse Group AG	122,069
7,000	Daiwa Securities Group, Inc.	42,775
5,678	Deutsche Bank AG, Registered Shares*^	97,816
809	Deutsche Boerse AG*	74,138
1,101	E*TRADE Financial Corp.*	38,414
451	Eaton Vance Corp.^	20,277
1,684	Franklin Resources, Inc.	70,964
1,479	Goldman Sachs Group, Inc. (The)	339,756
1,005	Hargreaves Lansdown plc	16,387
5,200	Hong Kong Exchanges & Clearing, Ltd.	130,857
454	IGM Financial, Inc.	13,541
2,451	Intercontinental Exchange, Inc.	146,741
1,642	Invesco, Ltd.	50,294
2,442	Investec plc	16,664
2,000	Japan Exchange Group, Inc.	28,551
888	Julius Baer Group, Ltd.	44,343
1,238	London Stock Exchange Group plc	49,181
1,257	Macquarie Group, Ltd.	86,504
732	Moody’s Corp.	82,013
5,860	Morgan Stanley	251,042
316	MSCI, Inc., Class A	30,712
472	NASDAQ OMX Group, Inc. (The)	32,780
15,400	Nomura Holdings, Inc.	96,094
919	Northern Trust Corp.	79,567
73	Partners Group Holding AG	39,257
514	Raymond James Financial, Inc.	39,198
1,135	S&P Global, Inc.	148,390
1,100	SBI Holdings, Inc.	15,374
529	Schroders plc	20,080
544	SEI Investments Co.	27,439
3,200	Singapore Exchange, Ltd.	17,629
1,705	State Street Corp.	135,735
1,118	T. Rowe Price Group, Inc.	76,192
1,046	TD Ameritrade Holding Corp.	40,648
1,467	Thomson Reuters Corp.	63,448
15,061	UBS Group AG	241,113

		3,966,971

Chemicals (2.7%):
595	Agrium, Inc.	56,793
1,671	Air Liquide SA	190,915
893	Air Products & Chemicals, Inc.	120,814
700	Air Water, Inc.	12,958
1,113	AkzoNobel NV	92,235
441	Albemarle Corp.	46,587
263	Arkema SA	25,972
6,000	Asahi Kasei Corp.	58,333
250	Ashland Global Holdings, Inc.	30,953
832	Axalta Coating Systems, Ltd.*	26,790

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
3,822	BASF SE	$378,828
586	Celanese Corp., Series A	52,652
902	CF Industries Holdings, Inc.	26,474
384	Christian Hansen Holding A/S	24,635
284	Covestro AG	21,869
512	Croda International plc	22,877
1,000	Daicel Chemical Industries, Ltd.	12,090
4,682	Dow Chemical Co. (The)	297,495
3,635	E.I. du Pont de Nemours & Co.	292,000
589	Eastman Chemical Co.	47,591
1,147	Ecolab, Inc.	143,765
34	EMS-Chemie Holding AG	19,816
653	Evonik Industries AG	21,297
522	FMC Corp.	36,326
172	Frutarom Industries, Ltd.	9,608
275	Fuchs Petrolub SE	13,415
40	Givaudan SA, Registered Shares	72,065
500	Hitachi Chemical Co., Ltd.	13,868
6,485	Incitec Pivot, Ltd.	18,568
319	International Flavor & Fragrances, Inc.	42,277
3,372	Israel Chemicals, Ltd.	14,340
758	Johnson Matthey plc	29,275
800	JSR Corp.	13,524
747	K+S AG, Registered Shares^	17,363
1,000	Kaneka Corp.	7,476
900	Kansai Paint Co., Ltd.	19,138
726	Koninklijke DSM NV	49,089
1,300	Kuraray Co., Ltd.	19,774
362	Lanxess AG	24,294
749	Linde AG	124,662
1,426	Lyondellbasell Industries NV	130,037
373	Methanex Corp.	17,479
5,800	Mitsubishi Chemical Holdings Corp.	45,014
800	Mitsubishi Gas Chemical Co., Inc.	16,658
4,000	Mitsui Chemicals, Inc.	19,820
1,855	Monsanto Co.	209,986
1,289	Mosaic Co. (The)	37,613
600	Nippon Paint Holdings Co., Ltd.	20,905
600	Nissan Chemical Industries, Ltd.	17,507
800	Nitto Denko Corp.	61,957
899	Novozymes A/S, Class B	35,638
1,427	Orica, Ltd.	19,171
3,670	Potash Corp. of Saskatchewan, Inc.	62,707
1,164	PPG Industries, Inc.	122,313
1,154	Praxair, Inc.	136,864
327	Sherwin Williams Co.	101,432
1,600	Shin-Etsu Chemical Co., Ltd.	139,172
9	Sika AG, Class B	54,024
364	Solvay SA	44,479
6,000	Sumitomo Chemical Co., Ltd.	33,662
485	Symrise AG	32,252
392	Syngenta AG	173,069
600	Taiyo Nippon Sanso Corp.	7,044
700	Teijin, Ltd.	13,234
6,000	Toray Industries, Inc.	53,306
508	Umicore SA	28,937
299	Valspar Corp. (The)	33,171
280	W.R. Grace & Co.	19,519
682	Yara International ASA	26,275

		4,262,046

Commercial Services & Supplies (0.3%):
1,000	Babcock International Group plc	11,055
7,131	Brambles, Ltd.	50,845
344	Cintas Corp.	43,530
2,000	Dai Nippon Printing Co., Ltd.	21,614

Continued

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
793	Edenred	$18,746
6,037	G4S plc	23,014
648	ISS A/S	24,468
400	Park24 Co., Ltd.	10,483
959	Republic Services, Inc., Class A	60,235
900	SECOM Co., Ltd.	64,585
1,209	Securitas AB, Class B	18,908
109	Societe BIC SA	13,581
300	Sohgo Security Services Co., Ltd.	11,217
334	Stericycle, Inc.*	27,685
2,000	Toppan Printing Co., Ltd.	20,435
752	Waste Connections, Inc.	66,341
1,869	Waste Management, Inc.	136,287

		623,029

Communications Equipment (0.8%):
20,703	Cisco Systems, Inc.	699,761
266	F5 Networks, Inc.*	37,924
501	Harris Corp.	55,746
1,365	Juniper Networks, Inc.	37,988
628	Motorola Solutions, Inc.	54,146
25,871	Nokia OYJ	139,581
382	Palo Alto Networks, Inc.*	43,044
13,421	Telefonaktiebolaget LM Ericsson, Class B^	89,688

		1,157,878

Construction & Engineering (0.3%):
788	ACS, Actividades de Construccion y Servicios SA	26,812
805	Bouygues SA	32,804
545	Cimic Group, Ltd.	14,941
227	Eiffage SA	17,770
1,813	Ferrovial SA	36,280
547	Fluor Corp.	28,783
89	Hochtief AG	14,714
481	Jacobs Engineering Group, Inc.	26,590
800	JGC Corp.	13,958
5,000	Kajima Corp.	32,696
377	Koninklijke Boskalis Westminster NV	13,000
2,600	Obayashi Corp.	24,397
2,000	Shimizu Corp.	17,998
1,213	Skanska AB, Class B	28,594
583	SNC-Lavalin Group, Inc.	22,878
4,000	TAISEI Corp.	29,187
2,204	Vinci SA	174,885

		556,287

Construction Materials (0.4%):
4,102	Boral, Ltd.	18,281
3,814	CRH plc	134,489
2,471	Fletcher Building, Ltd.	14,355
608	HeidelbergCement AG	56,917
174	Imerys SA	14,769
1,726	James Hardie Industries SE	27,107
1,868	LafargeHolcim, Ltd., Registered Shares	110,627
239	Martin Marietta Materials, Inc.	52,162
5,000	Taiheiyo Cement Corp.	16,765
555	Vulcan Materials Co.	66,866

		512,338

Consumer Finance (0.5%):
3,000	ACOM Co., Ltd.*	12,018
700	Aeon Credit Service Co., Ltd.	13,239
1,649	Ally Financial, Inc.	33,524
3,336	American Express Co.	263,911
1,838	Capital One Financial Corp.	159,281
700	Credit Saison Co., Ltd.	12,539

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
1,394	Discover Financial Services	$95,336
1,386	Navient Corp.	20,457
552	Provident Financial plc	20,740
3,553	Synchrony Financial	121,868

		752,913

Containers & Packaging (0.2%):
4,626	Amcor, Ltd.	53,175
351	Avery Dennison Corp.	28,291
706	Ball Corp.	52,428
109	CCL Industries, Inc.	23,784
559	Crown Holdings, Inc.*	29,599
1,756	International Paper Co.	89,169
370	Packaging Corp. of America	33,899
778	Sealed Air Corp.	33,905
600	Toyo Seikan Kaisha, Ltd.	9,788
987	WestRock Co.	51,354

		405,392

Distributors (0.1%):
670	Genuine Parts Co.	61,915
400	Jardine Cycle & Carriage, Ltd.	12,545
1,183	LKQ Corp.*	34,626

		109,086

Diversified Consumer Services (0.0%):
400	Benesse Holdings, Inc.	12,547
876	H&R Block, Inc.^	20,367

		32,914

Diversified Financial Services (0.8%):
11,633	AMP, Ltd.	45,910
5,147	Berkshire Hathaway, Inc., Class B*	857,901
2,251	Challenger, Ltd.	21,506
1,420	Element Fleet Management Corp.	13,146
212	Eurazeo	13,960
446	EXOR NV	23,065
12,000	First Pacific Co., Ltd.	8,705
326	Groupe Bruxelles Lambert SA	29,593
681	Industrivarden AB, Class C	14,768
1,943	Investor AB, Class B	81,886
827	Kinnevik AB	22,082
171	L E Lundbergforetagen AB	11,605
1,211	Leucadia National Corp.	31,486
2,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	13,003
317	Onex Corp.	22,755
5,500	ORIX Corp.	81,661
181	Pargesa Holding SA	12,798
812	Voya Financial, Inc.	30,824
105	Wendel	13,302

		1,349,956

Diversified Telecommunication Services (2.3%):
25,618	AT&T, Inc.	1,064,428
597	BCE, Inc.	26,436
582	Belgacom SA	18,262
6,945	Bezeq Israeli Telecommunication Corp., Ltd. (The)	12,488
36,896	BT Group plc	147,083
2,185	CenturyLink, Inc.^	51,500
13,522	Deutsche Telekom AG, Registered Shares	236,913
563	Elisa OYJ	19,922
8,606	France Telecom SA	133,908
4,274	Frontier Communications Corp.^	9,146
10,000	HKT Trust & HKT, Ltd.	12,894
103	Iliad SA	23,049
1,746	Inmarsat plc	18,616
13,592	Koninklijke (Royal) KPN NV	40,919

Continued

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
1,304	Level 3 Communications, Inc.*	$74,615
3,000	Nippon Telegraph & Telephone Corp.	128,170
468	Numericable-SFR*	14,723
21,000	PCCW, Ltd.	12,388
35,800	Singapore Telecommunications, Ltd.	100,395
105	Swisscom AG, Registered Shares^	48,456
3,158	TDC A/S	16,270
9,590	Telecom Corp. of New Zealand, Ltd.	23,445
21,887	Telecom Italia SpA	15,988
41,770	Telecom Italia SpA*	37,562
3,135	Telefonica Deutschland Holding AG	15,555
19,029	Telefonica SA	213,469
2,866	Telenor ASA	47,730
10,107	Telia Co AB	42,440
18,393	Telstra Corp., Ltd.	65,447
752	TELUS Corp.	24,414
2,193	TPG Telecom, Ltd.^	11,665
17,090	Verizon Communications, Inc.	833,138
2,988	Vocus Communications, Ltd.^	9,846
709	Zayo Group Holdings, Inc.*	23,326

		3,574,606

Electric Utilities (1.9%):
912	Alliant Energy Corp.	36,124
2,066	American Electric Power Co., Inc.	138,691
10,435	AusNet Services	13,413
3,000	Cheung Kong Infrastructure Holdings, Ltd.	23,544
2,500	Chubu Electric Power Co., Inc.	33,601
1,100	Chugoku Electric Power Co., Inc. (The)	12,193
7,500	CLP Holdings, Ltd.	78,462
3,442	Contact Energy, Ltd.	12,193
378	Dong Energy A/S	14,568
2,939	Duke Energy Corp.	241,027
1,390	Edison International	110,658
9,354	EDP - Energias de Portugal SA	31,703
1,403	Electricite de France^	11,768
225	Emera, Inc.	7,950
1,282	Endesa SA	30,126
33,339	Enel SpA	156,976
737	Entergy Corp.	55,983
1,363	Eversource Energy	80,117
4,035	Exelon Corp.	145,179
1,624	FirstEnergy Corp.	51,676
1,790	Fortis, Inc.	59,325
1,782	Fortum OYJ	28,206
7,500	HK Electric Investments, Ltd.	6,910
1,100	Hokuriku Electric Power Co.	10,717
6,500	Hongkong Electric Holdings, Ltd.	56,067
665	Hydro One, Ltd.	12,128
23,762	Iberdrola SA	169,950
2,800	Kansai Electric Power Co., Inc. (The)	34,445
1,700	Kyushu Electric Power Co., Inc.	18,176
3,588	Mighty River Power, Ltd.	7,922
1,986	NextEra Energy, Inc.	254,944
776	OGE Energy Corp.	27,144
2,100	PG&E Corp.	139,356
461	Pinnacle West Capital Corp.	38,438
2,836	PPL Corp.	106,038
605	Red Electrica Corporacion SA	11,601
4,242	Scottish & Southern Energy plc	78,447
4,062	Southern Co. (The)	202,206
6,778	Terna SpA	33,620
1,800	Tohoku Electric Power Co., Inc.	24,423
5,700	Tokyo Electric Power Co., Inc. (The)*	22,371

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
567	Westar Energy, Inc.	$30,771
2,085	Xcel Energy, Inc.	92,678

		2,751,835

Electrical Equipment (0.9%):
8,031	ABB, Ltd.	187,874
172	Acuity Brands, Inc.^	35,088
933	AMETEK, Inc.	50,457
1,959	Eaton Corp. plc	145,260
2,743	Emerson Electric Co.	164,196
2,000	Fuji Electric Holdings Co., Ltd.	11,919
1,148	Legrand SA	69,261
200	Mabuchi Motor Co., Ltd.	11,299
8,100	Mitsubishi Electric Corp.	116,543
900	Nidec Corp.	85,820
350	OSRAM Licht AG	21,941
801	Prysmian SpA	21,173
582	Rockwell Automation, Inc.	90,623
2,315	Schneider Electric SA	169,659
672	Sensata Technologies Holding NV*	29,346
996	Vestas Wind Systems A/S	81,074

		1,291,533

Electronic Equipment, Instruments & Components (0.7%):
700	ALPS Electric Co., Ltd.	19,927
1,388	Amphenol Corp., Class A	98,784
370	Arrow Electronics, Inc.*	27,162
523	Avnet, Inc.	23,932
593	CDW Corp.	34,222
3,962	Corning, Inc.	106,974
2,085	Flextronics International, Ltd.*	35,028
543	FLIR Systems, Inc.	19,700
500	Hamamatsu Photonics K.K.	14,423
1,024	Hexagon AB, Class B	41,153
100	Hirose Electric Co., Ltd.	13,873
300	Hitachi High-Technologies Corp.	12,251
20,000	Hitachi, Ltd.	108,660
214	Ingenico Group	20,173
400	Keyence Corp.	160,474
1,400	Kyocera Corp.	78,211
800	Murata Manufacturing Co., Ltd.	114,154
2,000	Nippon Electric Glass Co., Ltd.	12,123
700	Omron Corp.	30,805
1,000	Shimadzu Corp.	15,929
500	TDK Corp.	31,767
1,599	TE Connectivity, Ltd.	119,205
984	Trimble Navigation, Ltd.*	31,498
1,000	Yaskawa Electric Corp.	20,127
900	Yokogawa Electric Corp.	14,209

		1,204,764

Energy Equipment & Services (0.7%):
1,727	Baker Hughes, Inc.	103,309
178	Core Laboratories NV	20,563
3,755	Halliburton Co.	184,784
427	Helmerich & Payne, Inc.^	28,425
1,540	National-Oilwell Varco, Inc.^	61,739
1,258	Petrofac, Ltd.	14,498
29,379	Saipem SpA*	13,335
5,839	Schlumberger, Ltd.	456,025
864	Technipfmc PLC	28,113
901	TechnipFMC plc*	29,283
1,915	Tenaris SA	32,748
3,456	Weatherford International plc*^	22,982

		995,804

Equity Real Estate Investment Trusts (2.4%):
297	Alexandria Real Estate Equities, Inc.^	32,824

Continued

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
1,771	American Tower Corp.	$215,248
13,600	Ascendas Real Estate Investment Trust	24,506
577	AvalonBay Communities, Inc.	105,937
695	Boston Properties, Inc.	92,025
3,789	British Land Co. plc	28,977
1,163	Brixmor Property Group, Inc.	24,958
349	Camden Property Trust	28,081
10,600	CapitaCommercial Trust	11,732
10,000	CapitaMall Trust	14,095
2,235	Colony Northstar, Inc.	28,854
1,476	Crown Castle International Corp.	139,408
5	Daiwahouse Residential Investment Corp.	13,006
4,885	Dexus Property Group	36,521
716	Digital Realty Trust, Inc.^	76,175
1,337	Duke Realty Corp.	35,123
325	Equinix, Inc.	130,120
1,437	Equity Residential Property Trust	89,410
279	Essex Property Trust, Inc.	64,597
492	Extra Space Storage, Inc.^	36,600
295	Federal Realty Investment Trust	39,383
126	Fonciere des Regions SA	10,513
158	Gecina SA	21,439
2,344	Ggp US	54,334
9,072	GPT Group	35,719
716	H&R Real Estate Investment Trust	12,422
3,070	Hammerson plc	21,964
2,044	HCP, Inc.	63,936
2,888	Host Hotels & Resorts, Inc.^	53,890
168	ICADE	12,296
957	Iron Mountain, Inc.^	34,136
4	Japan Prime Realty Investment Corp.	15,490
5	Japan Real Estate Investment Corp.	26,503
11	Japan Retail Fund Investment Corp.	21,595
1,638	Kimco Realty Corp.	36,183
844	Klepierre	32,831
3,079	Land Securities Group plc	40,869
3,609	Liberty International plc	12,627
566	Liberty Property Trust	21,819
9,000	Link REIT (The)	63,048
500	Macerich Co. (The)	32,200
6,849	Macquarie Goodman Group	40,498
510	Mid-America Apartment Communities, Inc.	51,887
14,289	Mirvac Group	23,898
661	National Retail Properties, Inc.	28,833
5	Nippon Building Fund, Inc.	27,351
6	Nippon Prologis REIT, Inc.	13,006
15	Nomura Real Estate Master Fund, Inc.	23,301
2,369	ProLogis, Inc.	122,904
627	Public Storage, Inc.	137,257
1,090	Realty Income Corp.^	64,888
394	Regency Centers Corp.	26,158
626	RioCan REIT	12,335
492	SBA Communications Corp.*	59,222
22,713	Scentre Group	74,405
3,901	SERGO plc	22,295
1,311	Simon Property Group, Inc.	225,532
397	SL Green Realty Corp.^	42,328
491	Smart Real Estate Investment Trust	12,064
11,394	Stockland Trust Group	40,418
8,200	Suntec REIT	10,510
1,048	UDR, Inc.	38,000
429	Unibail-Rodamco SE^	100,096

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
11	United Urban Investment Corp.	$16,898
1,499	Ventas, Inc.	97,495
4,762	VEREIT, Inc.	40,429
12,778	Vicinity Centres	27,614
769	Vornado Realty Trust	77,138
1,538	Welltower, Inc.^	108,921
8,947	Westfield Corp.	60,672
3,115	Weyerhaeuser Co.	105,848

		3,623,595

Food & Staples Retailing (1.9%):
2,500	Aeon Co., Ltd.	36,553
1,791	Alimentation Couche-Tard, Inc.	80,924
2,550	Carrefour SA	60,158
240	Casino Guichard-Perrachon SA	13,410
279	Colruyt SA	13,696
1,828	Costco Wholesale Corp.	306,537
4,548	CVS Health Corp.	357,018
2,597	Distribuidora Internacional de Alimentacion SA^	15,017
850	Empire Co., Ltd., Class A	12,989
300	FamilyMart Co., Ltd.	17,892
390	ICA Gruppen AB	13,319
6,388	J Sainsbury plc	21,151
350	Jean Coutu Group, Inc., Class A	5,509
1,522	Jeronimo Martins SGPS SA	27,243
5,602	Koninklijke Ahold Delhaize NV	119,883
3,875	Kroger Co. (The)	114,274
200	LAWSON, Inc.	13,578
837	Loblaw Cos., Ltd.	45,422
706	Metro AG	22,578
906	Metro, Inc.	27,833
4,065	Rite Aid Corp.*	17,276
3,300	Seven & I Holdings Co., Ltd.	129,752
400	Sundrug Co., Ltd.	13,427
2,306	Sysco Corp.	119,728
32,655	Tesco plc*	75,940
100	Tsuruha Holdings, Inc.	9,264
3,840	Walgreens Boots Alliance, Inc.	318,912
6,491	Wal-Mart Stores, Inc.	467,871
4,924	Wesfarmers, Ltd.	169,242
218	Weston (George), Ltd.	19,023
1,256	Whole Foods Market, Inc.^	37,328
8,734	William Morrison Supermarkets plc^	26,260
5,372	Woolworths, Ltd.	108,622

		2,837,629

Food Products (2.0%):
2,400	Ajinomoto Co., Inc.	47,434
2,452	Archer-Daniels-Midland Co.	112,890
344	Aryzta AG	11,045
1,397	Associated British Foods plc	45,638
11	Barry Callebaut AG, Registered Shares	14,382
553	Bunge, Ltd.	43,831
300	Calbee, Inc.	10,252
795	Campbell Soup Co.	45,506
1,725	ConAgra Foods, Inc.	69,587
2,463	Danone SA	167,592
2,577	General Mills, Inc.	152,069
45,600	Golden Agri-Resources, Ltd.	12,542
618	Hershey Co. (The)	67,517
1,150	Hormel Foods Corp.^	39,825
288	Ingredion, Inc.	34,684
509	JM Smucker Co. (The)	66,720
1,121	Kellogg Co.	81,396
593	Kerry Group plc, Class A	46,682
1,000	Kikkoman Corp.	29,926

Continued

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
2,607	Kraft Heinz Co. (The)	$236,741
4	Lindt & Spruengli AG	22,689
1,474	Marine Harvest	22,465
472	McCormick & Co.^	46,044
830	Mead Johnson Nutrition Co.	73,936
600	Meiji Holdings Co., Ltd.	50,020
6,115	Mondelez International, Inc., Class A	263,433
13,176	Nestle SA, Registered Shares	1,011,024
1,000	Nippon Meat Packers, Inc.	26,865
800	Nisshin Seifun Group, Inc.	11,975
200	Nissin Foods Holdings Co., Ltd.	11,084
3,107	Orkla ASA, Class A	27,825
1,007	Saputo, Inc.	34,753
1,836	Tate & Lyle plc	17,584
300	Toyo Suisan Kaisha, Ltd.	11,192
1,168	Tyson Foods, Inc., Class A	72,077
23,000	WH Group, Ltd.	19,824
696	WhiteWave Foods Co., Class A*	39,080
10,700	Wilmar International, Ltd.	26,987
300	Yakult Honsha Co., Ltd.	16,681
500	Yamazaki Baking Co., Ltd.	10,306

		3,152,103

Gas Utilities (0.1%):
5,526	APA Group	37,805
417	Atmos Energy Corp.	32,939
1,377	Gas Natural SDG SA	30,127
34,000	Hong Kong & China Gas Co., Ltd.	67,982
8,000	Osaka Gas Co., Ltd.	30,447
10,000	Tokyo Gas Co., Ltd.	45,583
697	UGI Corp.	34,432

		279,315

Health Care Equipment & Supplies (1.8%):
7,231	Abbott Laboratories	321,128
324	Align Technology, Inc.*^	37,166
1,991	Baxter International, Inc.	103,253
894	Becton, Dickinson & Co.	163,995
5,896	Boston Scientific Corp.*	146,634
300	C.R. Bard, Inc.	74,562
263	Cochlear, Ltd.	27,151
461	Coloplast A/S, Class B	36,007
192	Cooper Cos., Inc. (The)	38,379
2,639	Danaher Corp.	225,713
906	DENTSPLY SIRONA, Inc.	56,571
377	Dexcom, Inc.*^	31,943
883	Edwards Lifesciences Corp.*	83,064
862	Essilor International SA Compagnie Generale d’Optique	104,679
747	Getinge AB, Class B	13,117
974	Hologic, Inc.*	41,444
1,700	HOYA Corp.	82,024
352	IDEXX Laboratories, Inc.*	54,423
165	Intuitive Surgical, Inc.*^	126,468
5,807	Medtronic plc	467,811
1,100	Olympus Co., Ltd.	42,409
548	ResMed, Inc.^	39,440
3,822	Smith & Nephew plc	58,231
211	Sonova Holding AG, Registered Shares	29,285
1,394	Stryker Corp.	183,520
600	Sysmex Corp.	36,469
198	Teleflex, Inc.	38,359
1,700	Terumo Corp.	59,153
379	Varian Medical Systems, Inc.*^	34,538
646	William Demant Holding A/S*	13,502

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
853	Zimmer Holdings, Inc.	$104,160

		2,874,598

Health Care Providers & Services (1.6%):
1,497	Aetna, Inc.	190,941
1,356	Al Noor Hospitals Group plc	12,087
700	Alfresa Holdings Corp.	12,154
485	AmerisourceBergen Corp.^	42,923
1,090	Anthem, Inc.	180,263
1,432	Cardinal Health, Inc.	116,780
667	Centene Corp.*	47,530
1,117	Cigna Corp.	163,629
650	DaVita, Inc.*	44,181
240	Envision Healthcare Corp.*^	14,717
2,542	Express Scripts Holding Co.*	167,543
966	Fresenius Medical Care AG & Co., KGaA	81,456
1,748	Fresenius SE & Co. KGaA	140,386
1,324	HCA Holdings, Inc.*	117,823
7,247	Healthscope, Ltd.	12,555
332	Henry Schein, Inc.*	56,430
625	Humana, Inc.	128,838
463	Laboratory Corp. of America Holdings*	66,427
987	McKesson Corp.	146,333
800	Medipal Holdings Corp.	12,573
366	MEDNAX, Inc.*^	25,393
300	Miraca Holdings, Inc.	13,828
324	Patterson Cos., Inc.^	14,655
640	Quest Diagnostics, Inc.	62,842
548	Ramsay Health Care, Ltd.	29,241
1,923	Ryman Healthcare, Ltd.	11,280
1,491	Sonic Healthcare, Ltd.	25,177
400	Suzuken Co., Ltd.	13,155
3,998	UnitedHealth Group, Inc.	655,711
359	Universal Health Services, Inc., Class B	44,678

		2,651,529

Health Care Technology (0.1%):
1,306	Cerner Corp.*^	76,858
700	M3, Inc.	17,404

		94,262

Hotels, Restaurants & Leisure (1.5%):
665	Accor SA	27,702
929	Aramark Holdings Corp.	34,252
2,102	Aristocrat Leisure, Ltd.	28,836
1,610	Carnival Corp., Class A	94,845
863	Carnival plc	49,390
116	Chipotle Mexican Grill, Inc.*^	51,680
7,095	Compass Group plc	133,659
1,460	Crown, Ltd.	13,163
480	Darden Restaurants, Inc.^	40,162
255	Domino’s Pizza Enterprises, Ltd.^	11,307
200	Domino’s Pizza, Inc.	36,860
511	Flight Centre, Ltd.^	11,243
11,000	Galaxy Entertainment Group, Ltd.	60,142
11,400	Genting Singapore plc	8,315
715	Hilton Worldwide Holdings, Inc.	41,799
736	InterContinental Hotels Group plc	36,032
1,879	Las Vegas Sands Corp.	107,235
1,370	Marriott International, Inc., Class A	129,027
3,464	McDonald’s Corp.	448,969
400	McDonald’s Holdings Co., Ltd.	11,689
763	Melco Crown Entertainment, Ltd., ADR	14,146
2,822	Merlin Entertainments plc	16,955

Continued

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,400	MGM China Holdings, Ltd.	$4,999
1,778	MGM Resorts International	48,717
621	Norwegian Cruise Line Holdings, Ltd.*	31,503
900	Oriental Land Co., Ltd.	51,674
422	Paddy Power plc	45,309
873	Restaurant Brands International, Inc.	48,636
695	Royal Caribbean Cruises, Ltd.	68,186
9,600	Sands China, Ltd.	44,434
10,000	SJM Holdings, Ltd.	8,143
372	Sodexo SA	43,752
6,070	Starbucks Corp.	354,427
3,310	Tabcorp Holdings, Ltd.	11,994
5,782	Tatts Group, Ltd.	19,555
1,739	TUI AG	24,129
710	Whitbread plc	35,203
3,335	William Hill plc	12,149
448	Wyndham Worldwide Corp.	37,762
8,000	Wynn Macau, Ltd.	16,260
321	Wynn Resorts, Ltd.^	36,790
1,588	Yum! Brands, Inc.	101,473

		2,452,503

Household Durables (0.7%):
3,899	Barratt Developments plc	26,713
503	Berkeley Group Holdings plc (The)	20,217
900	Casio Computer Co., Ltd.^	12,567
1,387	D.R. Horton, Inc.	46,201
1,272	Electrolux AB, Series B	35,382
447	Garmin, Ltd.	22,846
2,648	Husqvarna AB, Class B	23,267
600	Iida Group Holdings Co., Ltd.	9,225
538	Leggett & Platt, Inc.	27,072
726	Lennar Corp., Class A	37,164
254	Mohawk Industries, Inc.*	58,290
1,951	Newell Rubbermaid, Inc.	92,029
1,300	Nikon Corp.	18,882
9,900	Panasonic Corp.	112,222
1,542	Persimmon plc	40,487
1,202	PulteGroup, Inc.	28,307
100	Rinnai Corp.	7,974
2,000	Sekisui Chemical Co., Ltd.	33,688
2,800	Sekisui House, Ltd.	46,158
7,000	Sharp Corp.*	29,699
5,400	Sony Corp.	183,223
16,755	Taylor Wimpey plc	40,567
7,500	Techtronic Industries Co., Ltd.	30,328
621	Toll Brothers, Inc.*	22,424
302	Whirlpool Corp.	51,742

		1,056,674

Household Products (1.3%):
1,025	Church & Dwight Co., Inc.	51,117
585	Clorox Co. (The)	78,876
3,499	Colgate-Palmolive Co.	256,091
467	Henkel AG & Co. KGaA	51,882
1,550	Kimberly-Clark Corp.	204,027
1,000	Lion Corp.	18,003
10,742	Procter & Gamble Co. (The)	965,168
2,586	Reckitt Benckiser Group plc	235,647
2,567	Svenska Cellulosa AB, Class B	82,880
1,600	Unicharm Corp.	38,393

		1,982,084

Independent Power & Renewable Electricity Producers (0.0%):
2,498	AES Corp. (The)	27,928
1,306	Calpine Corp.*^	14,431

Shares		Fair Value
Common Stocks, continued
Independent Power & Renewable Electricity Producers, continued
500	Electric Power Development Co., Ltd.	$11,720
6,653	Meridian Energy, Ltd.	13,042

		67,121

Industrial Conglomerates (2.1%):
2,522	3M Co., Class C	482,534
11,000	CK Hutchison Holdings, Ltd.	135,306
381	DCC plc	33,545
37,127	General Electric Co.	1,106,386
3,036	Honeywell International, Inc.	379,105
1,000	Jardine Matheson Holdings, Ltd.	64,252
900	Jardine Strategic Holdings, Ltd.	37,801
2,000	Keihan Electric Railway Co., Ltd.	12,258
4,300	Keppel Corp., Ltd.	21,361
3,942	Koninklijke Philips Electronics NV	126,703
7,187	NWS Holdings, Ltd.	13,111
456	Roper Industries, Inc.^	94,159
700	Seibu Holdings, Inc.	11,579
6,700	SembCorp Industries, Ltd.	15,246
3,171	Siemens AG, Registered Shares	434,340
1,528	Smiths Group plc	31,021
16,000	Toshiba Corp.*	34,685

		3,033,392

Insurance (4.3%):
850	Admiral Group plc	21,180
7,119	AEGON NV	36,217
1,747	Aflac, Inc.	126,518
762	Ageas NV	29,784
51,400	AIA Group, Ltd.	323,992
38	Alleghany Corp.*	23,357
1,877	Allianz SE, Registered Shares+	347,659
1,592	Allstate Corp. (The)	129,732
4,217	American International Group, Inc.	263,267
935	Aon plc	110,975
502	Arch Capital Group, Ltd.*	47,574
733	Arthur J. Gallagher & Co.	41,444
5,260	Assicurazioni Generali SpA	83,602
244	Assurant, Inc.	23,343
15,816	Aviva plc	105,410
8,337	AXA SA	215,724
387	Axis Capital Holdings, Ltd.	25,941
209	Baloise Holding AG, Registered Shares	28,780
1,927	Chubb, Ltd.	262,554
647	Cincinnati Financial Corp.	46,759
697	CNP Assurances SA	14,186
4,600	Dai-ichi Life Insurance Co., Ltd.	82,943
5,556	Direct Line Insurance Group plc	24,181
92	Fairfax Financial Holdings, Ltd.	41,873
928	FNF Group^	36,136
727	Gjensidige Forsikring ASA	11,081
1,141	Great-West Lifeco, Inc.	31,621
353	Hannover Rueck SE	40,703
1,688	Hartford Financial Services Group, Inc. (The)	81,142
396	Industrial Alliance Insurance & Financial Services, Inc.	17,163
9,685	Insurance Australia Group, Ltd.	44,673
551	Intact Financial Corp.	39,192
1,800	Japan Post Holdings Co., Ltd.	22,634
25,103	Legal & General Group plc	77,772
940	Lincoln National Corp.	61,523
1,304	Loews Corp.	60,988
8,461	Manulife Financial Corp.	150,104
4,960	MAPFRE SA	17,011
60	Markel Corp.*	58,552

Continued

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
2,255	Marsh & McLennan Cos., Inc.	$166,622
10,769	Medibank Private, Ltd.	23,186
3,884	MetLife, Inc.	205,153
2,300	MS&AD Insurance Group Holdings, Inc.	73,418
775	Muenchener Rueckversicherungs-Gesellschaft AG	151,640
1,400	NKSJ Holdings, Inc.	51,488
1,258	NN Group NV	40,913
19,702	Old Mutual plc	49,568
2,312	Poste Italiane SpA	15,414
1,383	Power Corp. of Canada	32,492
922	Power Financial Corp.	24,387
1,293	Principal Financial Group, Inc.	81,601
2,485	Progressive Corp. (The)	97,362
1,792	Prudential Financial, Inc.	191,171
10,626	Prudential plc	224,739
5,450	QBE Insurance Group, Ltd.	53,433
288	Reinsurance Group of America, Inc.	36,570
4,071	RSA Insurance Group plc	29,912
1,955	Sampo OYJ, Class A	92,817
893	SCOR SA	33,794
900	Sony Financial Holdings, Inc.	14,526
1,995	St. James Place plc	26,521
7,642	Standard Life plc	33,990
2,665	Sun Life Financial, Inc.	97,325
5,252	Suncorp-Metway, Ltd.	52,949
130	Swiss Life Holding AG, Registered Shares	41,960
1,457	Swiss Re AG	130,881
2,300	T&D Holdings, Inc.	33,562
3,000	Tokio Marine Holdings, Inc.	127,040
475	Torchmark Corp.	36,594
1,181	Travelers Cos., Inc. (The)	142,358
213	Tryg A/S	3,865
6,441	UnipolSai SpA	14,208
930	UnumProvident Corp.	43,608
458	W.R. Berkley Corp.	32,349
590	Willis Towers Watson plc	77,225
1,182	XL Group, Ltd.	47,115
629	Zurich Insurance Group AG	167,971

		6,007,017

Internet & Direct Marketing Retail (1.5%):
1,685	Amazon.com, Inc.*	1,493,820
477	Expedia, Inc.	60,183
1,663	Liberty Interactive Corp., Class A*	33,293
1,837	Netflix, Inc.*	271,527
205	Priceline Group, Inc. (The)*	364,894
3,700	Rakuten, Inc.	37,135
700	Start Today Co., Ltd.	15,482
466	TripAdvisor, Inc.*^	20,113
340	Zalando SE*	13,755

		2,310,202

Internet Software & Services (2.7%):
694	Akamai Technologies, Inc.*	41,432
1,230	Alphabet, Inc., Class A*	1,042,794
1,303	Alphabet, Inc., Class C*	1,080,917
3,847	Auto Trader Group plc	18,906
147	CoStar Group, Inc.*	30,461
500	DeNA Co., Ltd.	10,165
4,573	eBay, Inc.*	153,516
9,798	Facebook, Inc., Class A*	1,391,806
700	Kakaku.com, Inc.	9,525
179	MercadoLibre, Inc.^	37,853
300	mixi, Inc.	14,479
2,197	Twitter, Inc.*^	32,845

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
475	United Internet AG, Registered Shares^	$21,014
386	VeriSign, Inc.*^	33,624
5,500	Yahoo! Japan Corp.	25,484
3,885	Yahoo!, Inc.*	180,303
443	Zillow Group, Inc., Class C*	14,916

		4,140,040

IT Services (2.7%):
2,602	Accenture plc, Class C	311,927
233	Alliance Data Systems Corp.	58,017
1,872	Amadeus IT Holding SA	94,904
346	Atos Origin SA	42,774
1,894	Automatic Data Processing, Inc.	193,927
467	Broadridge Financial Solutions, Inc.	31,733
715	Cap Gemini SA	66,071
859	CGI Group, Inc., Class A*	41,164
2,632	Cognizant Technology Solutions Corp., Class A*	156,657
631	Computer Sciences Corp.	43,545
1,800	Computershare, Ltd.	19,256
1,298	Fidelity National Information Services, Inc.	103,347
1,382	First Data Corp., Class A*	21,421
898	Fiserv, Inc.*	103,548
371	FleetCor Technologies, Inc.*	56,181
9,000	Fujitsu, Ltd.	55,228
324	Gartner, Inc.*	34,989
604	Global Payments, Inc.	48,731
3,761	International Business Machines Corp.	654,940
4,034	MasterCard, Inc., Class A	453,704
440	Nomura Research Institute, Ltd.	16,242
500	NTT Data Corp.	23,781
200	OBIC Co., Ltd.	9,546
200	Otsuka Corp.	10,878
1,419	Paychex, Inc.	83,579
4,623	PayPal Holdings, Inc.*	198,881
802	Sabre Corp.^	16,994
647	Total System Services, Inc.	34,589
617	Vantive, Inc., Class A*	39,562
7,821	Visa, Inc., Class A	695,051
1,873	Western Union Co.^	38,116
6,886	Worldpay Group plc	25,483

		3,784,766

Leisure Products (0.2%):
443	Hasbro, Inc.	44,220
1,326	Mattel, Inc.	33,959
800	Namco Bandai Holdings, Inc.	23,972
239	Polaris Industries, Inc.^	20,028
300	Sankyo Co., Ltd.	10,056
800	Sega Sammy Holdings, Inc.	10,742
300	Shimano, Inc.	43,885
600	Yamaha Corp.	16,518

		203,380

Life Sciences Tools & Services (0.4%):
1,399	Agilent Technologies, Inc.	73,965
49	Eurofins Scientific SE	21,323
596	Illumina, Inc.*	101,701
210	Lonza Group AG, Registered Shares	39,664
108	Mettler-Toledo International, Inc.*	51,722
839	QIAGEN NV*	24,352
583	Quintiles Transnational Holdings, Inc.*	46,949
1,649	Thermo Fisher Scientific, Inc.	253,287

Continued

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
321	Waters Corp.*	$50,176

		663,139

Machinery (1.7%):
264	AGCO Corp.	15,888
1,121	Alfa Laval AB	21,125
607	Alstom SA*	18,113
1,300	AMADA Co., Ltd.	14,886
291	Andritz AG	14,581
3,019	Atlas Copco AB, Class A	106,604
1,444	Atlas Copco AB, Class B	45,911
2,511	Caterpillar, Inc.	232,920
4,138	CNH Industrial NV	39,903
720	Cummins, Inc.	108,864
1,090	Deere & Co.^	118,657
617	Dover Corp.	49,576
800	FANUC Corp.	164,449
458	Flowserve Corp.^	22,176
1,360	Fortive Corp.	81,899
718	GEA Group AG	30,484
1,200	Hino Motors, Ltd.	14,571
600	Hitachi Construction Machinery Co., Ltd.	15,007
200	Hoshizaki Electric Co., Ltd.	15,773
6,000	IHI Corp.	18,981
1,318	Illinois Tool Works, Inc.	174,595
1,011	IMI plc	15,098
1,160	Ingersoll-Rand plc	94,331
800	JTEKT Corp.	12,472
5,000	Kawasaki Heavy Industries, Ltd.	15,239
4,000	Komatsu, Ltd.	104,661
1,450	Kone OYJ, Class B	63,697
4,200	Kubota Corp.	63,230
500	Kurita Water Industries, Ltd.	12,120
800	Makita Corp.	28,075
156	MAN AG	16,090
472	Metso Corp. OYJ	14,276
259	Middleby Corp. (The)*	35,341
1,400	Minebea Co., Ltd.	18,752
13,000	Mitsubishi Heavy Industries, Ltd.	52,326
400	Nabtesco Corp.	10,621
1,000	NGK Insulators, Ltd.	22,704
1,800	NSK, Ltd.	25,870
1,503	PACCAR, Inc.	101,002
609	Parker Hannifin Corp.	97,635
670	Pentair plc^	42,063
4,220	Sandvik AB	62,964
141	Schindler Holding AG	27,246
133	Schindler Holding AG, Registered Shares	25,226
1,553	SKF AB, Class B	30,755
200	SMC Corp.	59,371
234	Snap-On, Inc.	39,469
676	Stanley Black & Decker, Inc.	89,820
2,000	Sumitomo Heavy Industries, Ltd.	13,989
600	THK Co., Ltd.	15,168
5,811	Volvo AB, Class B	85,581
210	WABCO Holdings, Inc.*	24,658
356	Wabtec Corp.^	27,768
592	Wartsila Corp. OYJ, Class B	31,658
830	Weir Group plc (The)	19,950
704	Xylem, Inc.	35,355
1,432	Zardoya Otis SA	13,228

		2,772,772

Marine (0.1%):
17	A.P. Moeller - Maersk A/S, Class A	27,437
30	A.P. Moeller - Maersk A/S, Class B	49,642

Shares		Fair Value
Common Stocks, continued
Marine, continued
228	Kuehne & Nagel International AG, Registered Shares	$32,240
5,000	Mitsui O.S.K. Lines, Ltd.	15,778
6,000	Nippon Yusen Kabushiki Kaisha	12,706

		137,803

Media (2.4%):
1,500	Altice NV, Class A*	33,914
734	Altice NV, Class B*	16,591
245	Axel Springer AG	13,535
1,622	CBS Corp., Class B	112,502
901	Charter Communications, Inc., Class A*	294,915
19,983	Comcast Corp., Class A	751,162
800	Dentsu, Inc.	43,518
679	Discovery Communications, Inc., Class A*^	19,752
836	Discovery Communications, Inc., Class C*	23,667
890	DISH Network Corp., Class A*	56,506
678	Eutelsat Communications SA	15,156
1,100	Hakuhodo DY Holdings, Inc.	13,076
1,539	Interpublic Group of Cos., Inc. (The)	37,813
13,978	ITV plc	38,400
403	JCDecaux SA	14,202
470	Lagardere SCA	13,843
423	Liberty Broadband Corp., Class C*	36,547
2,754	Liberty Global plc, Series C*	96,500
1,134	Liberty Global plc, Class A*	40,677
446	Liberty Global plc, Class C*	10,276
369	Liberty SiriusXM Group, Class A*	14,361
773	Liberty SiriusXM Group, Class C*	29,977
1,432	News Corp., Class A	18,616
1,064	Omnicom Group, Inc.^	91,727
3,978	Pearson plc	33,927
854	ProSiebenSat.1 Media AG	37,809
740	Publicis Groupe SA	51,711
318	REA Group, Ltd.	14,360
170	RTL Group	13,691
509	Schibsted ASA, Class A	13,120
534	Schibsted ASA, Class B	12,226
321	Scripps Networks Interactive, Class C	25,157
1,431	SES Global, Class A	33,308
1,928	Shaw Communications, Inc., Class B	39,975
1,500	Singapore Press Holdings, Ltd.	3,808
7,135	Sirius XM Holdings, Inc.^	36,745
3,978	Sky plc	48,614
787	Tegna, Inc.	20,163
227	Telenet Group Holding NV*	13,500
3,258	Time Warner, Inc.	318,339
400	Toho Co., Ltd.	10,628
4,426	Twenty-First Century Fox, Inc.	143,358
1,987	Twenty-First Century Fox, Inc., Class B	63,147
1,493	Viacom, Inc., Class B	69,604
4,628	Vivendi Universal SA	90,042
6,232	Walt Disney Co. (The)	706,647
5,272	WPP plc	115,716

		3,752,828

Metals & Mining (1.4%):
908	Agnico Eagle Mines, Ltd.	38,527
10,099	Alumina, Ltd.	13,797
5,723	Anglo American plc*	86,735
1,773	Antofagasta plc	18,474
8,043	ArcelorMittal*	67,284
5,443	Barrick Gold Corp.	103,400

Continued

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
8,849	BHP Billiton plc	$137,224
13,370	BHP Billiton, Ltd.	244,014
1,073	Boliden AB	32,019
2,679	First Quantum Minerals, Ltd.	28,468
6,052	Fortescue Metals Group, Ltd.	28,762
779	Franco-Nevada Corp.	51,039
5,129	Freeport-McMoRan Copper & Gold, Inc.*	68,523
837	Fresnillo plc	16,236
50,986	Glencore International plc*	200,397
3,385	Goldcorp, Inc.	49,386
1,100	Hitachi Metals, Ltd.	15,480
2,000	JFE Holdings, Inc.	34,419
4,800	Kinross Gold Corp.*	16,930
1,500	Kobe Steel, Ltd.*	13,729
400	Maruichi Steel Tube, Ltd.	11,401
400	Mitsubishi Materials Corp.	12,122
2,928	Newcrest Mining, Ltd.	50,312
2,281	Newmont Mining Corp.	75,182
3,400	Nippon Steel Corp.	78,686
5,187	Norsk Hydro ASA	30,162
1,338	Nucor Corp.	79,906
380	Randgold Resources, Ltd.	33,172
5,318	Rio Tinto plc	214,027
1,687	Rio Tinto, Ltd.	77,830
1,722	Silver Wheaton Corp.	35,885
20,869	South32, Ltd.	43,943
2,000	Sumitomo Metal & Mining Co., Ltd.	28,487
2,549	Teck Cominco, Ltd., Class B	55,746
1,419	ThyssenKrupp AG	34,744
3,978	Turquoise Hill Resources, Ltd.*	12,146
415	Voestalpine AG	16,331
3,593	Yamana Gold, Inc.	9,917

		2,164,842

Mortgage Real Estate Investment Trusts (0.0%):
1,279	Agnc Investment Corp.^	25,439
3,700	Annaly Capital Management, Inc.	41,107

		66,546

Multiline Retail (0.3%):
274	Canadian Tire Corp., Class A	32,554
1,129	Dollar General Corp.	78,725
1,013	Dollar Tree, Inc.*	79,480
450	Dollarama, Inc.	37,297
400	Don Quijote Co., Ltd.	13,896
3,176	Harvey Norman Holdings, Ltd.^	10,940
1,300	Isetan Mitsukoshi Holdings, Ltd.	14,309
900	J. Front Retailing Co., Ltd.	13,380
725	Kohl’s Corp.^	28,862
1,213	Macy’s, Inc.	35,953
6,217	Marks & Spencer Group plc	26,209
1,700	MARUI GROUP Co., Ltd.	23,161
672	Next plc	36,394
511	Nordstrom, Inc.^	23,797
100	Ryohin Keikaku Co., Ltd.	21,935
1,000	Takashimaya Co., Ltd.	8,766
2,194	Target Corp.^	121,088

		606,746

Multi-Utilities (1.0%):
2,649	AGL Energy, Ltd.	53,354
986	Ameren Corp.	53,826
348	Atco, Ltd.	13,533
463	Canadian Utilities, Ltd., Class A	13,566
1,567	CenterPoint Energy, Inc.	43,202
23,324	Centrica plc	63,407
1,140	CMS Energy Corp.	51,004

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
1,217	Consolidated Edison, Inc.	$94,512
2,725	Dominion Resources, Inc.	211,378
807	DTE Energy Co.	82,403
9,186	Duet Group	19,571
8,601	E.ON AG	68,361
6,854	Engie Group	96,991
573	Innogy Se*	21,628
16,461	National Grid plc	208,744
1,299	NiSource, Inc.	30,903
2,159	Public Service Enterprise Group, Inc.	95,752
1,932	RWE AG*	32,018
563	SCANA Corp.	36,792
1,022	Sempra Energy	112,931
1,255	Suez Environnement Co.	19,820
1,772	Veolia Environnement SA	33,193
1,315	WEC Energy Group, Inc.	79,728

		1,536,617

Oil, Gas & Consumable Fuels (6.4%):
608	AltaGas, Ltd.	14,083
2,394	Anadarko Petroleum Corp.	148,428
597	Antero Resources Corp.*^	13,618
1,592	Apache Corp.^	81,813
1,724	ARC Resources, Ltd.	24,634
80,132	BP plc	460,085
1,817	Cabot Oil & Gas Corp.	43,444
1,032	Caltex Australia, Ltd.	23,209
1,442	Cameco Corp.	15,963
4,633	Canadian Natural Resources, Ltd.	151,704
3,747	Cenovus Energy, Inc.	42,410
783	Cheniere Energy, Inc.*^	37,012
7,876	Chevron Corp.	845,646
378	Cimarex Energy Co.	45,167
633	Concho Resources, Inc.*^	81,239
5,169	ConocoPhillips Co.	257,778
370	Continental Resources, Inc.*^	16,805
2,681	Crescent Point Energy Corp.	28,973
1,958	Devon Energy Corp.	81,688
351	Diamondback Energy, Inc.*	36,404
148	Enagas SA	3,840
6,915	Enbridge, Inc.	289,716
4,312	EnCana Corp.	50,523
10,853	ENI SpA	177,861
2,478	EOG Resources, Inc.	241,729
682	EQT Corp.	41,670
17,386	Exxon Mobil Corp.	1,425,826
1,200	Galp Energia SGPS SA	18,225
1,281	Hess Corp.^	61,757
657	HollyFrontier Corp.^	18,619
1,272	Husky Energy, Inc.*	14,359
500	Idemitsu Kosan Co., Ltd.	17,433
1,189	Imperial Oil, Ltd.	36,232
3,800	INPEX Corp.	37,495
1,260	Inter Pipeline, Ltd.	26,561
10,850	JX Holdings, Inc.	53,500
705	Keyera Corp.	20,683
8,296	Kinder Morgan, Inc.	180,355
290	Koninklijke Vopak NV	12,657
750	Lundin Petroleum AB*	15,236
3,305	Marathon Oil Corp.	52,219
2,284	Marathon Petroleum Corp.	115,433
632	Murphy Oil Corp.^	18,069
521	Neste Oil OYJ	20,317
781	Newfield Exploration Co.*	28,827
1,879	Noble Energy, Inc.	64,525
3,176	Occidental Petroleum Corp.	201,231
5,352	Oil Search, Ltd.	29,387

Continued

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
488	OMV AG	$19,201
828	ONEOK, Inc.^	45,904
6,801	Origin Energy, Ltd.*	36,505
686	Parsley Energy, Inc., Class A*	22,302
1,763	Pembina Pipelines Corp.	55,872
635	Peyto Exploration & Development Corp.	13,061
1,915	Phillips 66	151,706
724	Pioneer Natural Resources Co.	134,831
369	Plains GP Holdings, LP-CL A^	11,535
775	Prairiesky Royalty, Ltd.	16,354
726	Range Resources Corp.	21,127
5,072	Repsol SA	78,314
18,357	Royal Dutch Shell plc, Class A	482,746
15,626	Royal Dutch Shell plc, Class B	429,249
6,196	Santos, Ltd.*	17,891
1,158	Seven Generations Energy*	21,162
1,400	Showa Shell Sekiyu K.K.	14,207
12,925	Snam SpA	55,894
1,865	Southwestern Energy Co.*	15,237
4,696	Statoil ASA	80,751
6,773	Suncor Energy, Inc.	207,974
749	Targa Resources Corp.^	44,865
478	Tesoro Corp.	38,747
9,611	Total SA	485,492
813	Tourmaline Oil Corp.*	18,128
3,648	TransCanada Corp.	168,368
1,991	Valero Energy Corp.	131,983
1,273	Veresen, Inc.	14,073
444	Vermilion Energy, Inc.	16,652
3,383	Williams Cos., Inc. (The)	100,103
3,315	Woodside Petroleum, Ltd.	80,988

		8,755,610

Paper & Forest Products (0.1%):
1,393	Mondi plc	33,678
3,000	OYI Paper Co., Ltd.	14,069
2,017	Stora Enso OYJ, Registered Shares	23,879
2,334	UPM-Kymmene OYJ	54,920
350	West Fraser Timber Co., Ltd.	14,640

		141,186

Personal Products (0.7%):
413	Beiersdorf AG	39,094
1,897	Coty, Inc., Class A	34,393
236	Edgewell Personal Care Co.*^	17,261
935	Estee Lauder Co., Inc. (The), Class A	79,278
2,200	Kao Corp.	120,868
100	KOSE Corp.	9,070
1,047	L’Oreal SA	201,208
1,500	Shiseido Co., Ltd.	39,556
6,937	Unilever NV	344,596
5,477	Unilever plc	270,288

		1,155,612

Pharmaceuticals (6.1%):
1,558	Allergan plc	372,237
9,000	Astellas Pharma, Inc.	118,785
5,255	AstraZeneca plc	322,913
3,434	Bayer AG, Registered Shares	395,799
6,942	Bristol-Myers Squibb Co.	377,506
900	Chugai Pharmaceutical Co., Ltd.	31,005
2,600	Daiichi Sankyo Co., Ltd.	58,666
700	Dainippon Sumitomo Pharma Co., Ltd.	11,581
1,200	Eisai Co., Ltd.	62,275
4,114	Eli Lilly & Co.	346,029
16	Galenica AG^	16,890

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
20,293	GlaxoSmithKline plc	$422,061
563	Hikma Pharmaceuticals plc	13,961
200	Hisamitsu Pharmaceutical Co., Inc.	11,458
237	Jazz Pharmaceuticals plc*	34,396
11,350	Johnson & Johnson Co.	1,413,642
1,000	Kyowa Hakko Kogyo Co., Ltd.	15,872
428	Mallinckrodt plc*	19,076
11,571	Merck & Co., Inc.	735,221
581	Merck KGaA	66,165
900	Mitsubishi Tanabe Pharma Corp.	18,770
1,844	Mylan NV*	71,898
9,266	Novartis AG, Registered Shares	688,098
8,187	Novo Nordisk A/S, Class B	281,501
1,600	Ono Pharmaceutical Co., Ltd.	33,177
411	Orion OYJ, Class B	21,426
1,500	Otsuka Holdings Co., Ltd.	67,811
562	Perrigo Co. plc^	37,311
25,309	Pfizer, Inc.	865,821
2,949	Roche Holding AG	752,495
4,876	Sanofi-Aventis SA	441,123
1,400	Santen Pharmaceutical Co., Ltd.	20,311
1,200	Shionogi & Co., Ltd.	62,097
100	Taisho Pharmaceutical Holdings Co., Ltd.	8,139
3,100	Takeda Pharmacuetical Co., Ltd.	145,876
120	Taro Pharmaceutical Industries, Ltd.*^	13,994
3,885	Teva Pharmaceutical Industries, Ltd., ADR	124,669
502	UCB SA	38,937
1,267	Valeant Pharmaceuticals International, Inc.*	13,997
1,957	Zoetis, Inc.	104,445

		8,657,434

Professional Services (0.7%):
655	Adecco SA, Registered Shares	46,541
996	Bureau Veritas SA	21,010
2,593	Capita Group plc	18,358
141	Dun & Bradstreet Corp.	15,220
545	Equifax, Inc.	74,524
4,308	Experian plc	87,923
1,548	IHS Markit, Ltd.*	64,939
627	Intertek Group plc	30,939
282	Manpower, Inc.	28,925
1,524	Nielsen Holdings plc	62,956
465	Randstad Holding NV	26,827
1,500	Recruit Holdings Co., Ltd.	76,660
4,424	Reed Elsevier plc	86,751
3,903	RELX NV	72,507
509	Robert Half International, Inc.	24,854
1,229	Seek, Ltd.	14,942
22	SGS SA, Registered Shares	46,984
702	Verisk Analytics, Inc.*	56,960
1,199	Wolters Kluwer NV	49,821

		907,641

Real Estate Management & Development (0.8%):
800	AEON Mall Co., Ltd.	12,623
165	Azrieli Group	8,795
10,400	CapitaLand, Ltd.	26,995
1,177	CBRE Group, Inc., Class A*	40,948
11,000	Cheung Kong Property Holdings, Ltd.	74,265
2,000	City Developments, Ltd.	14,600
300	Daito Trust Construction Co., Ltd.	41,263
2,400	Daiwa House Industry Co., Ltd.	69,090
1,352	Deutsche Wohnen AG	44,517
760	First Capital Realty, Inc.	11,448

Continued

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
6,900	Global Logistic Properties, Ltd.	$13,727
4,000	Hang Lung Group, Ltd.	17,067
8,000	Hang Lung Properties, Ltd.	20,836
4,000	Henderson Land Development Co., Ltd.	24,779
5,100	Hongkong Land Holdings, Ltd.	39,261
1,400	Hulic Co., Ltd.	13,197
3,000	Hysan Development Co., Ltd.	13,612
178	Jones Lang LaSalle, Inc.	19,838
4,000	Kerry Properties, Ltd.	13,859
2,148	Lend Lease Group	25,548
5,000	Mitsubishi Estate Co., Ltd.	91,451
4,000	Mitsui Fudosan Co., Ltd.	85,588
22,000	New World Development Co., Ltd.	27,126
700	Nomura Real Estate Holdings, Inc.	11,179
12,000	Sino Land Co., Ltd.	21,028
1,000	Sumitomo Realty & Development Co., Ltd.	26,040
6,000	Sun Hung Kai Properties, Ltd.	88,150
2,000	Swire Pacific, Ltd., Class A	20,018
4,800	Swire Properties, Ltd.	15,378
318	Swiss Prime Site AG	27,997
900	Tokyo Tatemono Co., Ltd.	11,899
2,200	Tokyu Fudosan Holdings Corp.	11,962
3,000	UOL Group, Ltd.	14,964
2,095	Vonovia SE	73,823
5,000	Wharf Holdings, Ltd. (The)	42,905
3,000	Wheelock & Co., Ltd.	23,718

		1,139,494

Road & Rail (1.1%):
39	AMERCO, Inc.	14,866
7,972	Aurizon Holdings, Ltd.	31,949
3,160	Canadian National Railway Co.	233,274
613	Canadian Pacific Railway, Ltd., Class 1	90,058
600	Central Japan Railway Co.	98,090
12,700	ComfortDelGro Corp., Ltd.	23,248
3,873	CSX Corp.	180,288
737	DSV A/S	38,199
1,500	East Japan Railway Co.	130,886
900	Hankyu Hanshin Holdings, Inc.	29,323
359	J.B. Hunt Transport Services, Inc.^	32,935
426	Kansas City Southern	36,534
2,000	Keihin Electric Express Railway Co., Ltd.	21,999
2,000	Keio Corp.	15,872
500	Keisei Electric Railway Co., Ltd.	11,624
7,000	Kintetsu Corp.	25,259
7,000	MTR Corp., Ltd.	39,312
3,000	Nagoya Railroad Co., Ltd.	13,533
3,000	Nippon Express Co., Ltd.	15,447
1,284	Norfolk Southern Corp.	143,769
1,100	Odakyu Electric Railway Co., Ltd.	21,444
3,000	Tobu Railway Co., Ltd.	15,237
4,000	Tokyu Corp.	28,370
3,442	Union Pacific Corp.	364,577
700	West Japan Railway Co.	45,602

		1,701,695

Semiconductors & Semiconductor Equipment (2.5%):
3,346	Advanced Micro Devices, Inc.*^	48,684
1,519	Analog Devices, Inc.	124,482
4,461	Applied Materials, Inc.	173,533
1,300	ASM Pacific Technology, Ltd.	17,680
1,610	ASML Holding NV	213,530

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,700	Broadcom, Ltd.	$372,233
5,072	Infineon Technologies AG	103,555
19,772	Intel Corp.	713,176
618	KLA-Tencor Corp.	58,753
701	Lam Research Corp.	89,980
1,673	Marvell Technology Group, Ltd.	25,530
1,111	Maxim Integrated Products, Inc.	49,951
968	Microchip Technology, Inc.^	71,419
4,304	Micron Technology, Inc.*	124,386
2,300	NVIDIA Corp.	250,539
1,209	NXP Semiconductors NV*	125,132
500	Qorvo, Inc.*^	34,280
6,164	QUALCOMM, Inc.	353,444
300	ROHM Co., Ltd.	20,010
820	Skyworks Solutions, Inc.^	80,344
2,574	STMicroelectronics NV	39,391
4,193	Texas Instruments, Inc.	337,788
600	Tokyo Electron, Ltd.	65,709
962	Xilinx, Inc.	55,690

		3,549,219

Software (3.2%):
2,466	Activision Blizzard, Inc.	122,955
2,142	Adobe Systems, Inc.*	278,738
353	ANSYS, Inc.*	37,725
845	Autodesk, Inc.*	73,067
1,224	CA, Inc.	38,825
1,174	Cadence Design Systems, Inc.*	36,864
520	CDK Global, Inc.	33,805
506	Check Point Software Technologies, Ltd.*	51,946
700	Citrix Systems, Inc.*	58,373
76	Constellation Software, Inc./Canada	37,351
497	Dassault Systemes SA	43,042
879	Dell Technologies, Inc., Class V*	56,326
1,315	Electronic Arts, Inc.*	117,719
566	Fortinet, Inc.*	21,706
316	Gemalto NV	17,649
1,007	Intuit, Inc.	116,802
400	Konami Corp.	17,006
200	Line Corp.*	7,701
30,817	Microsoft Corp.	2,029,609
558	Mobileye NV*	34,261
700	Nexon Co., Ltd.	11,153
322	NICE Systems, Ltd.	21,871
500	Nintendo Co., Ltd.	116,315
948	Nuance Communications, Inc.*	16,410
946	Open Text Corp.	32,157
200	Oracle Corp.	11,447
13,007	Oracle Corp.	580,242
814	Red Hat, Inc.*	70,411
5,073	Sage Group plc	40,123
2,687	Salesforce.com, Inc.*	221,651
4,193	SAP AG	411,397
648	ServiceNow, Inc.*	56,681
515	Splunk, Inc.*^	32,079
2,450	Symantec Corp.	75,166
605	Synopsys, Inc.*	43,639
400	Trend Micro, Inc.	17,828
295	VMware, Inc., Class A*^	27,181
462	Workday, Inc., Class A*^	38,475

		5,055,696

Specialty Retail (1.7%):
200	ABC-Mart, Inc.	11,720
290	Advance Auto Parts, Inc.	42,995
287	AutoNation, Inc.*^	12,137

Continued

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
131	AutoZone, Inc.*^	$94,720
597	Bed Bath & Beyond, Inc.^	23,558
1,143	Best Buy Co., Inc.^	56,178
756	CarMax, Inc.*^	44,770
350	Dick’s Sporting Goods, Inc.^	17,031
3,672	Dixons Carphone plc	14,610
177	Dufry AG, Registered Shares*	26,993
200	Fast Retailing Co., Ltd.	62,955
534	Foot Locker, Inc.	39,949
935	Gap, Inc. (The)^	22,711
4,168	Hennes & Mauritz AB, Class B	106,397
100	Hikari Tsushin, Inc.	9,787
5,117	Home Depot, Inc. (The)	751,330
4,461	Industria de Diseno Textil SA	157,222
8,807	Kingfisher plc	35,994
983	L Brands, Inc.	46,299
3,479	Lowe’s Cos., Inc.	286,009
300	Nitori Co., Ltd.	37,942
388	O’Reilly Automotive, Inc.*	104,698
1,704	Ross Stores, Inc.	112,242
100	Shimamura Co., Ltd.	13,229
292	Signet Jewelers, Ltd.^	20,227
2,397	Staples, Inc.	21,022
492	Tiffany & Co.^	46,888
2,823	TJX Cos., Inc. (The)	223,243
522	Tractor Supply Co.^	36,002
241	Ulta Salon, Cosmetics & Fragrance, Inc.*	68,740
800	USS Co., Ltd.	13,363
2,400	Yamada Denki Co., Ltd.	12,006

		2,572,967

Technology Hardware, Storage & Peripherals (2.7%):
22,247	Apple, Inc.	3,196,004
1,801	BlackBerry, Ltd.*	13,951
900	Brother Industries, Ltd.	18,880
4,600	Canon, Inc.	144,144
1,900	Fujifilm Holdings Corp.	74,413
6,822	Hewlett Packard Enterprise Co.	161,681
7,278	HP, Inc.	130,131
1,800	Konica Minolta Holdings, Inc.	16,156
10,000	NEC Corp.	24,135
1,134	NetApp, Inc.	47,458
2,600	Ricoh Co., Ltd.	21,440
1,172	Seagate Technology plc	53,830
1,100	Seiko Epson Corp.	23,219
1,213	Western Digital Corp.	100,109
3,239	Xerox Corp.	23,774

		4,049,325

Textiles, Apparel & Luxury Goods (1.0%):
773	Adidas AG	146,990
600	ASICS Corp.	9,657
2,156	Burberry Group plc	46,658
215	Christian Dior SA	50,001
1,086	Coach, Inc.	44,884
2,156	Compagnie Financiere Richemont SA	170,221
1,128	Gildan Activewear, Inc.	30,480
1,456	Hanesbrands, Inc.^	30,227
104	Hermes International SA	49,269
262	Hugo Boss AG	19,091
323	Kering	83,613
26,000	Li & Fung, Ltd.	11,290
432	Lululemon Athletica, Inc.*^	22,408
832	Luxottica Group SpA	45,924

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
1,162	LVMH Moet Hennessy Louis Vuitton SA	$255,476
694	Michael Kors Holdings, Ltd.*	26,448
5,575	Nike, Inc., Class C	310,695
486	Pandora A/S	53,854
320	PVH Corp.	33,110
224	Ralph Lauren Corp.^	18,283
120	Swatch Group AG (The), Class B^	42,902
210	Swatch Group AG (The), Registered Shares	14,610
731	Under Armour, Inc., Class A*^	14,459
702	Under Armour, Inc., Class C*^	12,847
1,492	VF Corp.	82,015
3,000	Yue Yuen Industrial Holdings, Ltd.	11,800

		1,637,212

Thrifts & Mortgage Finance (0.0%):
1,773	New York Community Bancorp, Inc.	24,769

Tobacco (1.6%):
8,137	Altria Group, Inc.	581,145
7,778	British American Tobacco plc	515,517
4,143	Imperial Tobacco Group plc, Class A	200,910
4,600	Japan Tobacco, Inc.	149,769
6,395	Philip Morris International, Inc.	721,995
3,612	Reynolds American, Inc.	227,628
739	Swedish Match AB, Class B	24,027

		2,420,991

Trading Companies & Distributors (0.5%):
659	AerCap Holdings NV*	30,294
2,359	Ashtead Group plc	48,823
606	Brenntag AG	33,985
1,312	Bunzl plc	38,080
1,131	Fastenal Co.^	58,246
1,061	Finning International, Inc.	19,820
6,500	ITOCHU Corp.	92,439
6,400	Marubeni Corp.	39,504
1,200	Misumi Group, Inc.	21,749
6,400	Mitsubishi Corp.	138,631
7,200	Mitsui & Co., Ltd.	104,586
1,153	Rexel SA	20,964
4,700	Sumitomo Corp.	63,344
800	Toyota Tsushu Corp.	24,290
958	Travis Perkins plc	18,170
399	United Rentals, Inc.*^	49,895
231	W.W. Grainger, Inc.^	53,768
1,045	Wolseley plc	65,718

		922,306

Transportation Infrastructure (0.2%):
2,936	Abertis Infraestructuras SA	47,293
290	Aena SA	45,878
121	Aeroports de Paris	14,950
1,830	Atlantia SpA	47,240
3,464	Auckland International Airport, Ltd.	16,342
182	Fraport AG^	12,880
1,770	Groupe Eurotunnel SA	17,815
27,700	Hutchison Port Holdings Trust	11,495
300	Japan Airport Terminal Co., Ltd.	10,451
1,000	Kamigumi Co., Ltd.	8,658
348	Macquarie Infrastructure Corp.^	28,042
1,000	Mitsubishi Logistics Corp.	13,808
3,000	SATS, Ltd.	10,471
4,299	Sydney Airport	22,221
9,185	Transurban Group	81,834

		389,378

Water Utilities (0.0%):
800	American Water Works Co., Inc.	62,216

Continued

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities, continued
930	Severn Trent plc	$27,710
2,680	United Utilities Group plc	33,331

		123,257

Wireless Telecommunication Services (0.7%):
8,000	KDDI Corp.	210,237
285	Millicom International Cellular SA, SDR	15,899
5,900	NTT DoCoMo, Inc.	137,528
1,431	Rogers Communications, Inc.	63,280
3,500	SoftBank Group Corp.	247,935
3,079	Sprint Corp.*^	26,726
5,000	StarHub, Ltd.	10,273
1,473	Tele2 AB	14,077
1,171	T-Mobile US, Inc.*	75,635
110,271	Vodafone Group plc	286,746

		1,088,336

Total Common Stocks (Cost $133,173,798)		148,114,857

Preferred Stocks (0.2%):
Automobiles (0.1%):
239	Bayerische Motoren Werke AG (BMW), 4.36%	18,824
605	Porsche Automobil Holding SE, 1.97%	33,003
811	Volkswagen AG, 0.12%	118,136

		169,963

Household Products (0.1%):
766	Henkel AG & Co. KGaA, 1.22%	98,152

Total Preferred Stocks (Cost $252,487)		268,115

Right (0.0%):
Capital Markets (0.0%):
5,678	Deutsche Bank AG, Expires on 4/07/17*	13,567

Total Right (Cost $–)		13,567

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.7%):
$5,523,835	AZL Global Equity Index Fund Securities Lending Collateral Account(a)	5,523,835

Total Securities Held as Collateral for Securities on Loan (Cost $5,523,835)		5,523,835

Unaffiliated Investment Company (0.3%):
448,007	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(b)	448,007

Total Unaffiliated Investment Company (Cost $448,007)		448,007

Total Investment Securities (Cost $139,398,127)(c) - 103.5%		154,368,381
Net other assets (liabilities) - (3.5)%		(5,169,591)

Net Assets - 100.0%		$149,198,790

Percentages indicated are based on net assets as of March 31, 2017.

ADR	-	American Depositary Receipt
SDR	-	Swedish Depositary Receipt

CVR	-	Contingency Valued Rights

*	Non-income producing security.
+	Affiliated Securities
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $5,275,341.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(b)	The rate represents the effective yield at March 31, 2017.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2017:

Country	Percentage
Argentina	—	%NM
Australia	2.7%
Austria	0.1%
Belgium	0.4%
Bermuda	0.2%
Canada	3.5%
Denmark	0.6%
Finland	0.3%
France	3.4%
Germany	3.3%
Hong Kong	1.2%
Ireland (Republic of)	0.9%
Israel	0.2%
Italy	0.7%
Japan	8.2%
Liberia	—	%NM
Luxembourg	0.1%
Netherlands	1.8%
New Zealand	0.1%
Norway	0.2%
Panama	0.1%
Portugal	—%
Singapore	0.7%
Spain	1.2%
Sweden	1.0%
Switzerland	3.5%
United Arab Emirates	—	%NM
United Kingdom	6.1%
United States	59.5%

	100.0%

NM    Not meaningful, amount is less than 0.05%.

Continued

AZL Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $3,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 June Futures (Euro)	Long	6/16/17	2	$73,090	$1,428
FTSE 100 Index June Futures (British Pounds)	Long	6/16/17	1	91,140	105
S&P 500 Index E-Mini June Futures (U.S. Dollar)	Long	6/16/17	6	707,760	3,964
SGX Nikkei 225 Index June Futures (Japanese Yen)	Long	6/8/17	1	84,898	(254)

Total					$5,243

See accompanying notes to the schedules of portfolio investments.

AZL Government Money Market Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages (62.1%):
Federal Home Loan Bank (38.0%)
$ 9,645,000	0.44%, 4/5/17(a)	$9,644,413
17,000,000	0.46%, 4/7/17(a)	16,998,470
6,200,000	0.45%, 4/11/17(a)	6,199,156
20,000,000	0.48%, 4/12/17(a)	19,996,821
11,000,000	0.46%, 4/19/17(a)	10,997,338
4,000,000	0.53%, 5/1/17(a)	3,998,167
7,685,000	0.53%, 5/3/17(a)	7,681,257
3,615,000	0.65%, 5/4/17(b)	3,615,000
5,500,000	0.69%, 5/10/17(b)	5,499,880
8,150,000	0.53%, 5/10/17(a)	8,145,170
5,000,000	0.54%, 5/12/17(a)	4,996,868
6,555,000	0.63%, 5/30/17	6,554,020
8,640,000	1.00%, 6/15/17(b)	8,640,000
9,000,000	0.89%, 7/7/17(b)	9,000,000
7,335,000	0.64%, 8/1/17(a)	7,319,091
13,680,000	0.64%, 8/11/17(a)	13,647,697
3,500,000	0.91%, 8/22/17(b)	3,499,963
3,480,000	0.68%, 8/22/17(a)	3,470,600
3,500,000	0.69%, 8/23/17(a)	3,490,270
3,970,000	0.81%, 8/25/17(b)	3,970,000
3,845,000	0.67%, 8/25/17(a)	3,834,474
8,000,000	0.69%, 8/30/17(a)	7,976,679
5,500,000	0.92%, 9/20/17(a)	5,475,903
2,500,000	0.91%, 9/22/17(a)	2,489,004
5,400,000	1.01%, 10/16/17(b)	5,400,000
4,955,000	0.75%, 10/18/17(a)	4,934,354
4,000,000	0.96%, 10/27/17(b)	3,999,837
2,000,000	0.86%, 11/8/17(b)	2,000,000
4,000,000	0.92%, 2/5/18(b)	4,000,000
4,500,000	1.38%, 3/9/18	4,511,337
10,000,000	0.79%, 3/13/18(b)	10,000,000
5,000,000	0.88%, 3/19/18	4,989,101
12,520,000	0.74%, 4/13/18(b)	12,520,000
3,000,000	0.69%, 5/9/18(b)	3,000,000

		232,494,870

Federal Farm Credit Bank (6.9%)
4,525,000	0.60%, 7/11/17(a)	4,517,383
7,000,000	1.05%, 9/12/17(b)	7,000,602
10,000,000	0.99%, 9/22/17(b)	9,999,759
10,000,000	0.97%, 9/25/17(b)	9,999,049
3,385,000	0.69%, 9/29/17(a)	3,373,257
4,205,000	0.86%, 1/11/18(a)	4,176,371
3,365,000	1.01%, 4/4/18(b)	3,364,658

		42,431,079

Federal Home Loan Mortgage Corp. (9.4%)
3,780,000	0.40%, 4/6/17(a)	3,779,748
5,745,000	0.51%, 5/10/17(a)	5,741,764
7,615,000	0.49%, 5/15/17(a)	7,610,346
2,000,000	0.75%, 7/14/17	2,000,666
3,400,000	1.11%, 7/21/17(b)	3,399,894
4,845,000	0.80%, 8/2/17(a)	4,831,757
9,355,000	0.83%, 8/3/17(a)	9,328,255
4,730,000	1.00%, 9/29/17	4,736,351
10,270,000	0.73%, 10/16/17(a)	10,228,766
1,840,000	0.92%, 11/13/17(b)	1,840,824
4,000,000	1.13%, 3/8/18(b)	4,000,000

		57,498,371

Federal National Mortgage Association (7.8%)
12,615,000	0.34%, 4/3/17(a)	12,614,643
8,365,000	0.51%, 5/1/17(a)	8,361,305
1,765,000	0.62%, 6/1/17(a)	1,763,116
12,530,000	0.94%, 8/16/17(b)	12,529,426
5,000,000	0.84%, 10/5/17(b)	4,999,609
7,000,000	0.88%, 3/28/18	6,984,391

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued

		$47,252,490

Total U.S. Government Agency Mortgages (Cost $379,676,810)		379,676,810

U.S. Treasury Obligations (4.7%):
U.S. Treasury Bills (3.4%)
9,000,000	0.65%, 4/27/17(a)	8,996,068
5,500,000	0.90%, 9/28/17(a)	5,475,113
6,000,000	0.97%, 4/30/18(b)	6,000,325

		20,471,506

U.S. Treasury Notes (1.3%)
3,960,000	0.88%, 10/15/17	3,963,000
4,000,000	1.05%, 1/31/18(b)	3,999,293

		7,962,293

Total U.S. Treasury Obligations (Cost $28,433,799)		28,433,799

Repurchase Agreements (32.3%):
15,000,000	Royal Bank of Canada, 0.78%, 4/3/17, (Purchased on 03/31/17, proceeds at maturity $15,000,325, Collateralized by U.S. Government Agency Obligations, 3.17% - 4.00%, 01/01/27 - 04/01/47, fair value of $15,530,844)	15,000,000
15,000,000	Morgan Stanley & Co. LLC, 0.76%, 4/3/17, (Purchased on 03/31/17, proceeds at maturity $15,000,317, Collateralized by U.S. Treasury Obligations, 0.00% - 2.13%, 05/25/17 - 11/30/21, fair value of $15,369,374)	15,000,000
5,000,000	Morgan Stanley & Co. LLC, 0.75%, 4/3/17, (Purchased on 03/31/17, proceeds at maturity $5,000,104, Collateralized by U.S. Treasury Obligations, 0.00% - 1.50%, 06/01/17 - 08/15/26, fair value of $5,100,560)	5,000,000
20,000,000	Mitsubishi UFJ Securities USA Inc., 0.77%, 4/3/17, (Purchased on 03/31/17, proceeds at maturity $20,000,428, Collateralized by U.S. Treasury Obligations, 1.38% - 6.63%, 11/30/18 - 05/15/46, fair value of $20,546,377)	20,000,000
7,000,000	Royal Bank of Canada, 0.78%, 4/3/17, (Purchased on 03/31/17, proceeds at maturity $7,000,152, Collateralized by U.S. Treasury Notes, 0.00% - 1.63%, 02/15/26 - 02/15/33, fair value of $7,171,536)	7,000,000
16,000,000	Toronto Dominion Bank NY, 0.81%, 4/3/17, (Purchased on 03/31/17, proceeds at maturity $16,000,360, Collateralized by U.S. Government Agency Obligations, 4.00%, 02/01/47, fair value of $16,574,331)	16,000,000
15,000,000	Toronto Dominion Bank NY, 0.80%, 4/3/17, (Purchased on 03/31/17, proceeds at maturity $15,000,333, Collateralized by U.S. Treasury Notes, 4.25%, 11/15/17, fair value of $15,537,813)	15,000,000

Continued

AZL Government Money Market Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements, continued
$ 15,000,000	BNP Paribas, 0.80%, 4/3/17, (Purchased on 03/31/17, proceeds at maturity $15,000,333, Collateralized by U.S. Treasury Notes, 0.00% - 2.75%, 05/15/17 - 2/15/44, fair value of $15,388,020)	$15,000,000
5,000,000	Bank of Montreal, 0.77%, 4/3/17, (Purchased on 03/31/17, proceeds at maturity $5,000,107, Collateralized by U.S. Treasury Notes, 0.00% - 2.38%, 09/30/17 - 02/15/31, fair value of $5,120,761)	5,000,000
23,500,000	Bank of Montreal, 0.78%, 4/3/17, (Purchased on 03/31/17, proceeds at maturity $23,500,509, Collateralized by U.S. Government Agency Obligations, 0.38% - 4.00%, 01/31/21 - 02/01/37, fair value of $24,099,759)	23,500,000
15,000,000	Bank of Nova Scotia, 0.79%, 4/3/17, (Purchased on 03/31/17, proceeds at maturity $15,000,329, Collateralized by U.S. Treasury Notes, 0.75% - 1.75%, 9/15/17 - 5/15/23, fair value of $15,392,067)	15,000,000
20,000,000	Mizuho Securities USA, Inc., 0.81%, 4/3/17, (Purchased on 03/31/17, proceeds at maturity $20,000,450, Collateralized by U.S. Treasury Notes, 1.25% - 3.63%, 10/31/18 - 01/31/23, fair value of $20,500,306)	20,000,000
5,500,000	HSBC Securities (USA), Inc., 0.75%, 4/4/17, (Purchased on 03/31/17, proceeds at maturity $5,500,458, Collateralized by U.S. Treasury Obligations, 0.00% - 2.25%, 04/13/17 - 08/15/46, fair value of $5,633,628)	5,500,000
20,000,000	Citigroup Global Markets, 0.81%, 4/3/17, (Purchased on 03/31/17, proceeds at maturity $20,000,450, Collateralized by U.S. Treasury Notes, 0.87% - 1.12%, 08/15/17 - 02/28/21, fair value of $20,436,103)	20,000,000

Total Repurchase Agreements (Cost $197,000,000)		197,000,000

Total Investment Securities (Cost $605,110,609)(c) - 99.1%		605,110,609
Net other assets (liabilities) - 0.9%		5,648,440

Net Assets - 100.0%		$610,759,049

Percentages indicated are based on net assets as of March 31, 2017.

(a)	The rate represents the effective yield at March 31, 2017.
(b)	Variable Rate Security. The rate represents the rate in effect at March 31, 2017. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(c)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (98.2%):
Aerospace & Defense (1.0%):
425,886	BAE Systems plc	$3,431,845
240,475	Cobham plc	400,892
321	Dassault Aviation SA	408,345
3,310	Elbit Systems, Ltd.	378,901
79,014	European Aeronautic Defence & Space Co. NV	6,012,360
56,535	Finmeccanica SpA*	801,477
108,817	Meggitt plc	607,528
250,222	Rolls-Royce Holdings plc*	2,361,044
42,814	Safran SA	3,198,392
219,800	Singapore Technologies Engineering, Ltd.	586,611
13,645	Thales SA	1,319,612
29,546	Zodiac Aerospace	739,466

		20,246,473

Air Freight & Logistics (0.4%):
120,019	Bollore, Inc.	464,695
131,672	Deutsche Post AG	4,507,447
128,013	Royal Mail plc	681,802
49,400	Yamato Holdings Co., Ltd.	1,037,218

		6,691,162

Airlines (0.1%):
158,000	All Nippon Airways Co., Ltd.	483,053
130,954	Cathay Pacific Airways, Ltd.	190,115
33,029	Deutsche Lufthansa AG, Registered Shares	535,527
25,487	easyJet plc	327,586
125,880	International Consolidated Airlines Group SA	835,224
16,070	Japan Airlines Co., Ltd.	510,339
57,477	Qantas Airways, Ltd.	170,702
82,900	Singapore Airlines, Ltd.	596,933

		3,649,479

Auto Components (1.4%):
27,000	Aisin Sieki Co., Ltd.	1,330,372
87,400	Bridgestone Corp.	3,544,078
24,662	Compagnie Generale des Establissements Michelin SCA, Class B	2,998,140
14,679	Continental AG	3,217,740
63,000	Denso Corp.	2,779,853
241,776	GKN plc	1,102,222
15,900	Koito Manufacturing Co., Ltd.	829,076
24,000	NGK Spark Plug Co., Ltd.	550,791
14,700	NOK Corp.	341,808
16,266	Nokian Renkaat OYJ	679,123
23,550	Schaeffler AG	414,208
21,200	Stanley Electric Co., Ltd.	606,189
98,900	Sumitomo Electric Industries, Ltd.	1,645,683
24,700	Sumitomo Rubber Industries, Ltd.	422,388
7,200	Toyoda Gosei Co., Ltd.	183,660
23,000	Toyota Industries Corp.	1,146,710
33,644	Valeo SA	2,243,542
14,700	Yokohama Rubber Co., Ltd. (The)	288,636

		24,324,219

Automobiles (3.3%):
44,894	Bayerische Motoren Werke AG (BMW)^	4,094,881
131,653	Daimler AG, Registered Shares	9,721,926
17,367	Ferrari NV	1,292,161
116,280	Fiat Chrysler Automobiles NV*	1,264,428
82,300	Fuji Heavy Industries, Ltd.	3,030,850
220,200	Honda Motor Co., Ltd.	6,654,801
83,900	Isuzu Motors, Ltd.	1,114,944
80,500	Mazda Motor Corp.	1,163,534
91,600	Mitsubishi Motors Corp.	552,051

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
322,400	Nissan Motor Co., Ltd.	$3,117,252
68,528	PSA Peugeot Citroen SA*	1,381,631
26,072	Renault SA	2,264,894
46,300	Suzuki Motor Corp.	1,928,081
355,866	Toyota Motor Corp.	19,369,614
3,931	Volkswagen AG^	585,789
39,600	Yamaha Motor Co., Ltd.	957,451

		58,494,288

Banks (13.0%):
39,824	ABN AMRO Group NV	965,935
145,000	Aozora Bank, Ltd.	534,855
398,956	Australia & New Zealand Banking Group, Ltd.	9,687,464
901,266	Banco Bilbao Vizcaya Argentaria SA	6,989,129
765,781	Banco de Sabadell SA	1,403,530
506,925	Banco Popular Espanol SA*^	492,065
2,002,635	Banco Santander SA	12,272,320
150,505	Bank Hapoalim BM	917,792
204,839	Bank Leumi Le-Israel Corp.*	905,158
175,400	Bank of East Asia, Ltd. (The)	726,043
3,876,595	Bank of Ireland*	961,480
46,000	Bank of Kyoto, Ltd. (The)	336,242
51,449	Bank of Queensland, Ltd.	477,620
699,418	Bankia SA^	795,393
95,023	Bankinter SA^	797,868
2,323,600	Barclays plc	6,548,559
60,506	Bendigo & Adelaide Bank, Ltd.	560,631
143,564	BNP Paribas SA	9,561,695
510,000	BOC Hong Kong Holdings, Ltd.	2,083,207
96,000	Chiba Bank, Ltd. (The)	618,923
25,900	Chugoku Bank, Ltd. (The)	378,088
43,303	Chuo Mitsui Trust Holdings, Inc.	1,507,904
150,377	Commerzbank AG	1,358,780
234,723	Commonwealth Bank of Australia	15,392,509
167,400	Concordia Financial Group, Ltd.	778,394
149,150	Credit Agricole SA	2,024,262
453,200	Criteria Caixacorp SA	1,947,698
92,112	Danske Bank A/S	3,141,973
248,500	DBS Group Holdings, Ltd.	3,449,595
132,514	DnB NOR ASA	2,101,756
42,487	Erste Group Bank AG	1,383,556
104,000	Fukuoka Financial Group, Inc.	451,720
62,300	Hachijuni Bank, Ltd. (The)	353,140
103,900	Hang Seng Bank, Ltd.	2,107,329
67,000	Hiroshima Bank, Ltd. (The)	285,701
2,698,761	HSBC Holdings plc	22,047,047
527,099	ING Groep NV	7,962,862
139,598	Intesa Sanpaolo	355,007
1,721,630	Intesa Sanpaolo SpA	4,675,740
52,500	Japan Post Bank Co., Ltd.	652,736
34,117	KBC Groep NV	2,263,461
52,200	Kyushu Financial Group, Inc.	320,333
8,700,376	Lloyds Banking Group plc	7,237,614
125,860	Mebuki Financial Group, Inc.	504,616
64,988	Mediobanca SpA	585,777
1,731,600	Mitsubishi UFJ Financial Group, Inc.	10,932,554
15,515	Mizrahi Tefahot Bank, Ltd.	263,275
3,310,539	Mizuho Financial Group, Inc.	6,084,526
360,917	National Australia Bank, Ltd.	9,160,956
132,515	Natixis	816,534
414,318	Nordea Bank AB	4,735,314
436,399	Oversea-Chinese Banking Corp., Ltd.	3,035,290
16,501	Raiffeisen International Bank-Holding AG*	374,890
295,887	Resona Holdings, Inc.	1,594,426
497,135	Royal Bank of Scotland Group plc*	1,507,891

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
56,700	Seven Bank, Ltd.	$185,760
257,000	Shinsei Bank, Ltd.	474,638
70,000	Shizuoka Bank, Ltd. (The)	571,454
207,054	Skandinaviska Enskilda Banken AB, Class A^	2,304,635
104,751	Societe Generale	5,326,763
444,232	Standard Chartered plc*	4,250,717
181,769	Sumitomo Mitsui Financial Group, Inc.	6,628,603
24,500	Suruga Bank, Ltd.	517,335
205,168	Svenska Handelsbanken AB, Class A^	2,814,954
120,695	Swedbank AB, Class A^	2,797,200
259,616	Unicredit SpA*	4,001,676
182,873	United Overseas Bank, Ltd.	2,893,284
454,095	Westpac Banking Corp.	12,113,929
29,000	Yamaguchi Financial Group, Inc.	315,241

		224,605,352

Beverages (2.1%):
103,521	Anheuser-Busch InBev NV	11,371,726
51,300	Asahi Breweries, Ltd.	1,942,058
15,113	Carlsberg A/S, Class B	1,394,652
62,538	Coca-Cola Amatil, Ltd.	516,574
30,603	Coca-Cola European Partners plc	1,144,287
23,561	Coca-Cola HBC AG	608,312
17,000	Coca-Cola West Co., Ltd.	548,900
342,449	Diageo plc	9,807,840
14,252	Heineken Holding NV	1,133,265
30,414	Heineken NV	2,587,998
111,200	Kirin Holdings Co., Ltd.	2,101,360
28,437	Pernod Ricard SA	3,365,415
3,551	Remy Cointreau SA	347,645
19,600	Suntory Beverage & Food, Ltd.	826,879
104,220	Treasury Wine Estates, Ltd.	971,849

		38,668,760

Biotechnology (1.1%):
13,319	Actelion, Ltd., Registered Shares	3,760,153
62,543	CSL, Ltd.	5,970,548
8,027	Genmab A/S*	1,547,375
39,590	Grifols SA	970,969
123,698	Shire plc	7,196,020

		19,445,065

Building Products (0.8%):
143,000	Asahi Glass Co., Ltd.	1,161,760
137,035	Assa Abloy AB, Class B	2,813,040
68,057	Compagnie de Saint-Gobain SA	3,499,186
31,200	Daikin Industries, Ltd.	3,145,256
4,931	Geberit AG, Registered Shares	2,127,362
37,500	Lixil Group Corp.	953,552
20,100	TOTO, Ltd.	761,447

		14,461,603

Capital Markets (2.1%):
137,296	3i Group plc	1,289,115
122,080	Aberdeen Asset Management plc	404,052
27,367	ASX, Ltd.	1,052,965
268,034	Credit Suisse Group AG	3,982,317
234,300	Daiwa Securities Group, Inc.	1,431,732
186,746	Deutsche Bank AG, Registered Shares*^	3,217,114
26,133	Deutsche Boerse AG*	2,394,857
34,429	Hargreaves Lansdown plc	561,394
163,293	Hong Kong Exchanges & Clearing, Ltd.	4,109,228
81,588	Investec plc	556,764
73,600	Japan Exchange Group, Inc.	1,050,673

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
29,130	Julius Baer Group, Ltd.	$1,454,628
41,939	London Stock Exchange Group plc	1,666,048
41,935	Macquarie Group, Ltd.	2,885,864
485,400	Nomura Holdings, Inc.	3,028,854
2,456	Partners Group Holding AG	1,320,761
31,590	SBI Holdings, Inc.	441,506
17,609	Schroders plc	668,401
113,400	Singapore Exchange, Ltd.	624,731
495,452	UBS Group AG	7,931,737

		40,072,741

Chemicals (4.1%):
53,065	Air Liquide SA	6,062,789
21,500	Air Water, Inc.	397,982
34,967	AkzoNobel NV	2,897,731
9,588	Arkema SA	946,841
165,000	Asahi Kasei Corp.	1,604,168
124,877	BASF SE	12,377,538
13,974	Christian Hansen Holding A/S	896,465
9,214	Covestro AG	709,513
18,560	Croda International plc	829,308
37,400	Daicel Chemical Industries, Ltd.	452,174
1,142	EMS-Chemie Holding AG	665,587
23,602	Evonik Industries AG	769,749
5,394	Frutarom Industries, Ltd.	301,298
9,840	FUCHS Petrolub SE	479,997
1,255	Givaudan SA, Registered Shares	2,261,031
15,500	Hitachi Chemical Co., Ltd.	429,898
237,562	Incitec Pivot, Ltd.	680,207
77,511	Israel Chemicals, Ltd.	329,630
27,305	Johnson Matthey plc	1,054,554
26,100	JSR Corp.	441,236
26,950	K+S AG, Registered Shares^	626,410
42,000	Kaneka Corp.	313,994
26,400	Kansai Paint Co., Ltd.	561,387
25,622	Koninklijke DSM NV	1,732,465
51,000	Kuraray Co., Ltd.	775,740
12,921	Lanxess AG	867,125
25,131	Linde AG	4,182,751
179,700	Mitsubishi Chemical Holdings Corp.	1,394,672
26,100	Mitsubishi Gas Chemical Co., Inc.	543,462
130,000	Mitsui Chemicals, Inc.	644,147
23,200	Nippon Paint Holdings Co., Ltd.^	808,344
17,300	Nissan Chemical Industries, Ltd.	504,782
22,100	Nitto Denko Corp.	1,711,568
32,574	Novozymes A/S, Class B	1,291,308
42,404	Orica, Ltd.	569,674
52,700	Shin-Etsu Chemical Co., Ltd.	4,583,962
288	Sika AG, Class B	1,728,764
9,720	Solvay SA	1,187,740
221,000	Sumitomo Chemical Co., Ltd.	1,239,885
17,421	Symrise AG	1,158,464
12,430	Syngenta AG	5,487,873
18,300	Taiyo Nippon Sanso Corp.	214,842
25,200	Teijin, Ltd.	476,413
193,000	Toray Industries, Inc.	1,714,679
13,451	Umicore SA	766,205
25,251	Yara International ASA	972,840

		70,647,192

Commercial Services & Supplies (0.5%):
34,240	Babcock International Group plc	378,530
206,433	Brambles, Ltd.	1,471,882
77,000	Dai Nippon Printing Co., Ltd.	832,132
30,200	Edenred	713,915
215,567	G4S plc	821,765
23,588	ISS A/S	890,661
13,800	Park24 Co., Ltd.	361,667

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
28,400	SECOM Co., Ltd.	$2,038,018
45,229	Securitas AB, Class B	707,335
3,751	Societe BIC SA	467,347
9,500	Sohgo Security Services Co., Ltd.	355,216
72,000	Toppan Printing Co., Ltd.	735,661

		9,774,129

Communications Equipment (0.5%):
787,360	Nokia OYJ	4,248,014
414,225	Telefonaktiebolaget LM Ericsson, Class B^	2,768,131

		7,016,145

Construction & Engineering (0.8%):
26,116	ACS, Actividades de Construccion y Servicios SA	888,592
29,227	Bouygues SA	1,191,009
14,959	Cimic Group, Ltd.	410,087
7,595	Eiffage SA	594,554
66,227	Ferrovial SA	1,325,279
2,435	Hochtief AG	402,576
27,400	JGC Corp.	478,071
127,000	Kajima Corp.	830,467
12,467	Koninklijke Boskalis Westminster NV	429,887
91,700	Obayashi Corp.	860,463
76,000	Shimizu Corp.	683,929
48,011	Skanska AB, Class B	1,131,771
135,000	TAISEI Corp.	985,068
68,842	Vinci SA	5,462,539

		15,674,292

Construction Materials (0.5%):
151,866	Boral, Ltd.	676,812
112,064	CRH plc	3,951,626
100,052	Fletcher Building, Ltd.	581,246
19,621	HeidelbergCement AG	1,836,794
5,203	Imerys SA	441,626
62,875	James Hardie Industries SE	987,461
62,511	LafargeHolcim, Ltd., Registered Shares	3,702,037
165,000	Taiheiyo Cement Corp.	553,252

		12,730,854

Consumer Finance (0.1%):
53,700	ACOM Co., Ltd.*	215,129
17,700	Aeon Credit Service Co., Ltd.	334,746
21,100	Credit Saison Co., Ltd.	377,972
20,973	Provident Financial plc	788,016

		1,715,863

Containers & Packaging (0.1%):
152,579	Amcor, Ltd.	1,753,875
23,200	Toyo Seikan Kaisha, Ltd.	378,485

		2,132,360

Distributors (0.0%):
13,588	Jardine Cycle & Carriage, Ltd.	426,169

Diversified Consumer Services (0.0%):
9,400	Benesse Holdings, Inc.	294,850

Diversified Financial Services (0.6%):
417,649	AMP, Ltd.	1,648,273
63,183	Challenger, Ltd.	603,642
4,710	Eurazeo	310,146
15,176	EXOR NV	784,818
239,081	First Pacific Co., Ltd.	173,441
11,379	Groupe Bruxelles Lambert SA	1,032,954
22,562	Industrivarden AB, Class C	489,266
62,129	Investor AB, Class B	2,618,387
33,224	Kinnevik AB	887,109
5,351	L E Lundbergforetagen AB	363,143

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
68,700	Mitsubishi UFJ Lease & Finance Co., Ltd.	$343,584
181,100	ORIX Corp.	2,688,884
5,211	Pargesa Holding SA	368,443
3,885	Wendel	492,176

		12,804,266

Diversified Telecommunication Services (2.8%):
18,859	Belgacom SA	591,743
272,655	Bezeq Israeli Telecommunication Corp., Ltd. (The)	490,269
1,145,165	BT Group plc	4,565,114
443,707	Deutsche Telekom AG, Registered Shares	7,773,996
20,638	Elisa OYJ^	730,292
273,985	France Telecom SA	4,263,161
527,525	HKT Trust & HKT, Ltd.	680,196
3,760	Iliad SA	841,394
59,304	Inmarsat plc	632,312
482,383	Koninklijke (Royal) KPN NV	1,452,212
93,752	Nippon Telegraph & Telephone Corp.	4,005,391
12,411	Numericable-SFR*	390,437
617,000	PCCW, Ltd.	363,960
1,125,900	Singapore Telecommunications, Ltd.	3,157,407
3,463	Swisscom AG, Registered Shares^	1,598,138
114,334	TDC A/S	589,048
269,562	Telecom Corp. of New Zealand, Ltd.	659,018
1,431,648	Telecom Italia SpA*^	1,287,398
828,154	Telecom Italia SpA	604,958
102,334	Telefonica Deutschland Holding AG	507,762
627,121	Telefonica SA	7,035,093
100,585	Telenor ASA	1,675,139
366,603	Telia Co AB	1,539,396
554,461	Telstra Corp., Ltd.	1,972,901
45,014	TPG Telecom, Ltd.^	239,439
76,768	Vocus Communications, Ltd.^	252,967

		47,899,141

Electric Utilities (1.7%):
262,481	AusNet Services	337,383
94,570	Cheung Kong Infrastructure Holdings, Ltd.	742,198
91,100	Chubu Electric Power Co., Inc.	1,224,422
39,200	Chugoku Electric Power Co., Inc. (The)	434,508
223,500	CLP Holdings, Ltd.	2,338,156
102,132	Contact Energy, Ltd.	361,780
20,495	Dong Energy A/S	789,886
326,926	EDP - Energias de Portugal SA	1,108,029
55,363	Electricite de France	464,461
44,867	Endesa SA	1,054,344
1,047,165	Enel SpA	4,930,540
62,835	Fortum OYJ	994,560
255,000	HK Electric Investments, Ltd.	234,932
25,300	Hokuriku Electric Power Co.	246,484
195,500	Hongkong Electric Holdings, Ltd.	1,686,321
759,168	Iberdrola SA	5,429,716
99,400	Kansai Electric Power Co., Inc. (The)	1,222,794
60,100	Kyushu Electric Power Co., Inc.	642,580
112,573	Mighty River Power, Ltd.	248,559
31,829	Red Electrica Corporacion SA	610,303
135,195	Scottish & Southern Energy plc	2,500,140
214,303	Terna SpA	1,062,986
64,000	Tohoku Electric Power Co., Inc.	868,390
204,400	Tokyo Electric Power Co., Inc. (The)*	802,215

		30,335,687

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (1.2%):
257,661	ABB, Ltd.	$6,027,623
81,000	Fuji Electric Holdings Co., Ltd.	482,735
35,587	Legrand SA	2,147,016
7,200	Mabuchi Motor Co., Ltd.	406,762
260,500	Mitsubishi Electric Corp.	3,748,051
31,800	Nidec Corp.	3,032,313
12,786	OSRAM Licht AG	801,523
21,647	Prysmian SpA	572,192
77,200	Schneider Electric SA	5,657,748
29,728	Vestas Wind Systems A/S	2,419,857

		25,295,820

Electronic Equipment, Instruments & Components (1.3%):
21,500	ALPS Electric Co., Ltd.	612,035
20,100	Hamamatsu Photonics K.K.	579,792
36,511	Hexagon AB, Class B	1,467,327
4,395	Hirose Electric Co., Ltd.	609,730
9,900	Hitachi High-Technologies Corp.	404,279
650,100	Hitachi, Ltd.	3,532,001
8,162	Ingenico Group	769,408
13,240	Keyence Corp.	5,311,719
43,800	Kyocera Corp.	2,446,895
25,700	Murata Manufacturing Co., Ltd.	3,667,213
63,000	Nippon Electric Glass Co., Ltd.	381,866
27,200	Omron Corp.	1,196,990
32,000	Shimadzu Corp.	509,739
17,400	TDK Corp.	1,105,479
33,200	Yaskawa Electric Corp.	668,208
30,900	Yokogawa Electric Corp.	487,825

		23,750,506

Energy Equipment & Services (0.1%):
37,366	Petrofac, Ltd.	430,640
854,094	Saipem SpA*	387,663
66,638	Tenaris SA	1,139,567

		1,957,870

Equity Real Estate Investment Trusts (1.6%):
348,982	Ascendas Real Estate Investment Trust	628,848
138,044	British Land Co. plc	1,055,706
297,100	CapitaCommercial Trust	328,821
258,300	CapitaMall Trust	364,070
180	Daiwahouse Residential Investment Corp.^	468,208
136,646	Dexus Property Group	1,021,586
4,798	Fonciere des Regions SA	400,318
5,803	Gecina SA	787,409
253,839	GPT Group(a)	999,422
99,369	Hammerson plc	710,940
5,373	ICADE	393,240
110	Japan Prime Realty Investment Corp.	425,989
184	Japan Real Estate Investment Corp.	975,309
360	Japan Retail Fund Investment Corp.	706,732
31,057	Klepierre^	1,208,094
104,634	Land Securities Group plc	1,388,825
132,719	Liberty International plc	464,363
291,000	Link REIT (The)	2,038,541
250,987	Macquarie Goodman Group	1,484,084
522,397	Mirvac Group	873,711
200	Nippon Building Fund, Inc.	1,094,027
208	Nippon Prologis REIT, Inc.	450,887
560	Nomura Real Estate Master Fund, Inc.	869,907
713,704	Scentre Group	2,338,018
140,274	SERGO plc	801,693

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
337,376	Stockland Trust Group	$1,196,771
301,800	Suntec REIT	386,806
13,609	Unibail-Rodamco SE^	3,175,324
427	United Urban Investment Corp.	655,948
474,817	Vicinity Centres	1,026,091
278,689	Westfield Corp.	1,889,873

		30,609,561

Food & Staples Retailing (1.4%):
83,900	Aeon Co., Ltd.	1,226,705
78,162	Carrefour SA	1,843,939
8,093	Casino Guichard-Perrachon SA	452,200
8,894	Colruyt SA	436,605
97,013	Distribuidora Internacional de Alimentacion SA^	560,982
11,300	FamilyMart Co., Ltd.^	673,945
11,875	ICA Gruppen AB^	405,548
201,324	J Sainsbury plc	666,581
37,580	Jeronimo Martins SGPS SA	672,671
172,755	Koninklijke Ahold Delhaize NV	3,696,973
6,600	LAWSON, Inc.	448,065
25,384	Metro AG	811,781
101,900	Seven & I Holdings Co., Ltd.	4,006,595
10,600	Sundrug Co., Ltd.	355,806
1,115,241	Tesco plc*	2,593,561
4,900	Tsuruha Holdings, Inc.	453,953
153,323	Wesfarmers, Ltd.	5,269,858
313,110	William Morrison Supermarkets plc^	941,392
175,995	Woolworths, Ltd.	3,558,616

		29,075,776

Food Products (3.2%):
69,700	Ajinomoto Co., Inc.	1,377,557
12,269	Aryzta AG	393,911
47,527	Associated British Foods plc	1,552,652
318	Barry Callebaut AG, Registered Shares	415,778
11,500	Calbee, Inc.	392,975
14	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	930,166
80,553	Danone SA	5,481,137
1,066,582	Golden Agri-Resources, Ltd.	293,368
22,318	Kerry Group plc, Class A	1,756,905
21,000	Kikkoman Corp.	628,448
145	Lindt & Spruengli AG	822,475
54,039	Marine Harvest	823,617
14,652	Meiji Holdings Co., Ltd.	1,221,507
424,253	Nestle SA, Registered Shares	32,553,866
23,000	Nippon Meat Packers, Inc.	617,898
27,945	Nisshin Seifun Group, Inc.	418,302
7,900	Nissin Foods Holdings Co., Ltd.	437,813
115,226	Orkla ASA, Class A	1,031,903
60,048	Tate & Lyle plc	575,093
11,700	Toyo Suisan Kaisha, Ltd.	436,483
1,134,388	WH Group, Ltd.	977,756
283,700	Wilmar International, Ltd.	715,514
12,200	Yakult Honsha Co., Ltd.	678,350
18,000	Yamazaki Baking Co., Ltd.	371,018

		54,904,492

Gas Utilities (0.4%):
157,731	APA Group	1,079,075
49,495	Gas Natural SDG SA	1,082,889
1,027,294	Hong Kong & China Gas Co., Ltd.	2,054,037
265,000	Osaka Gas Co., Ltd.	1,008,561
53,000	Toho Gas Co., Ltd.	375,747
276,000	Tokyo Gas Co., Ltd.	1,258,090

		6,858,399

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (0.9%):
8,100	Cochlear, Ltd.	$836,211
16,784	Coloplast A/S, Class B	1,310,942
11,400	Cyberdyne, Inc.*^	163,906
28,281	Essilor International SA Compagnie Generale d’Optique	3,434,359
28,181	Getinge AB, Class B^	494,844
52,000	HOYA Corp.	2,508,970
41,100	Olympus Co., Ltd.	1,584,544
114,553	Smith & Nephew plc	1,745,299
6,863	Sonova Holding AG, Registered Shares	952,512
22,100	Sysmex Corp.	1,343,291
48,200	Terumo Corp.	1,677,151
17,288	William Demant Holding A/S*	361,322

		16,413,351

Health Care Providers & Services (0.6%):
46,897	Al Noor Hospitals Group plc	418,019
24,800	Alfresa Holdings Corp.	430,592
28,756	Fresenius Medical Care AG & Co., KGaA	2,424,784
55,630	Fresenius SE & Co. KGaA	4,467,769
227,520	Healthscope, Ltd.	394,163
24,400	Medipal Holdings Corp.	383,464
8,200	Miraca Holdings, Inc.	377,996
19,969	Ramsay Health Care, Ltd.	1,065,545
56,623	Ryman Healthcare, Ltd.	332,134
55,636	Sonic Healthcare, Ltd.	939,471
11,470	Suzuken Co., Ltd.	377,215

		11,611,152

Health Care Technology (0.0%):
27,400	M3, Inc.	681,229

Hotels, Restaurants & Leisure (1.4%):
24,109	Accor SA	1,004,325
76,445	Aristocrat Leisure, Ltd.	1,048,647
25,273	Carnival plc	1,446,378
222,298	Compass Group plc	4,187,737
51,862	Crown, Ltd.	467,588
8,337	Domino’s Pizza Enterprises, Ltd.^	369,683
6,187	Flight Centre, Ltd.^	136,132
314,000	Galaxy Entertainment Group, Ltd.	1,716,820
851,457	Genting Singapore plc	621,023
26,496	InterContinental Hotels Group plc	1,297,168
10,629	McDonald’s Holdings Co., Ltd.	310,594
25,814	Melco Crown Entertainment, Ltd., ADR^	478,592
99,934	Merlin Entertainments plc	600,413
133,873	MGM China Holdings, Ltd.	278,824
28,600	Oriental Land Co., Ltd.	1,642,089
11,216	Paddy Power plc	1,204,233
314,732	Sands China, Ltd.	1,456,744
207,333	Shangri-La Asia, Ltd.	302,225
220,987	SJM Holdings, Ltd.	179,941
11,737	Sodexo SA	1,380,409
117,336	Tabcorp Holdings, Ltd.	425,182
188,560	Tatts Group, Ltd.	637,724
70,199	TUI AG	974,028
25,786	Whitbread plc	1,278,530
117,724	William Hill plc	428,846
223,600	Wynn Macau, Ltd.	454,454

		24,328,329

Household Durables (1.1%):
142,045	Barratt Developments plc	973,192
15,787	Berkeley Group Holdings plc (The)	634,535
30,700	Casio Computer Co., Ltd.^	428,688
34,010	Electrolux AB, Series B^	946,025

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
58,809	Husqvarna AB, Class B	$516,739
21,200	Iida Group Holdings Co., Ltd.	325,940
49,100	Nikon Corp.	713,173
295,600	Panasonic Corp.	3,350,779
43,431	Persimmon plc	1,140,322
4,700	Rinnai Corp.	374,760
3,179	SEB SA	444,115
57,600	Sekisui Chemical Co., Ltd.	970,212
77,900	Sekisui House, Ltd.	1,284,193
199,000	Sharp Corp.*	844,308
172,300	Sony Corp.	5,846,169
461,637	Taylor Wimpey plc	1,117,692
197,500	Techtronic Industries Co., Ltd.	798,624

		20,709,466

Household Products (0.7%):
14,614	Henkel AG & Co. KGaA	1,623,570
34,000	Lion Corp.	612,116
85,670	Reckitt Benckiser Group plc	7,806,618
82,953	Svenska Cellulosa AB, Class B	2,678,287
57,000	Unicharm Corp.	1,367,725

		14,088,316

Independent Power & Renewable Electricity Producers (0.0%):
19,600	Electric Power Development Co., Ltd.	459,423
192,019	Meridian Energy, Ltd.	376,417

		835,840

Industrial Conglomerates (1.8%):
366,744	CK Hutchison Holdings, Ltd.	4,511,163
12,559	DCC plc	1,105,757
33,900	Jardine Matheson Holdings, Ltd.	2,178,149
30,800	Jardine Strategic Holdings, Ltd.	1,293,621
69,000	Keihan Electric Railway Co., Ltd.	422,891
206,200	Keppel Corp., Ltd.	1,024,350
127,537	Koninklijke Philips Electronics NV	4,099,263
215,834	NWS Holdings, Ltd.	393,741
24,400	Seibu Holdings, Inc.	403,593
84,500	SembCorp Industries, Ltd.	192,279
104,138	Siemens AG, Registered Shares	14,264,038
55,720	Smiths Group plc	1,131,207
568,000	Toshiba Corp.*	1,231,346

		32,251,398

Insurance (5.4%):
30,557	Admiral Group plc	761,398
241,835	AEGON NV	1,230,317
27,500	Ageas NV	1,074,879
1,643,600	AIA Group, Ltd.	10,360,181
62,088	Allianz SE, Registered Shares+	11,499,996
157,424	Assicurazioni Generali SpA	2,502,071
557,363	Aviva plc	3,714,703
265,069	AXA SA	6,858,784
7,061	Baloise Holding AG, Registered Shares	972,333
23,730	CNP Assurances SA	482,992
143,300	Dai-ichi Life Insurance Co., Ltd.	2,583,849
194,086	Direct Line Insurance Group plc	844,702
28,271	Gjensidige Forsikring ASA	430,914
8,522	Hannover Rueck SE	982,627
305,397	Insurance Australia Group, Ltd.	1,408,673
63,800	Japan Post Holdings Co., Ltd.	802,252
810,677	Legal & General Group plc	2,511,563
118,018	MAPFRE SA	404,765
391,433	Medibank Private, Ltd.	842,762
68,911	MS&AD Insurance Group Holdings, Inc.	2,199,708

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
21,812	Muenchener Rueckversicherungs-Gesellschaft AG	$4,267,837
46,625	NKSJ Holdings, Inc.	1,714,736
44,741	NN Group NV	1,455,051
663,010	Old Mutual plc	1,668,074
73,563	Poste Italiane SpA	490,436
348,332	Prudential plc	7,367,213
193,591	QBE Insurance Group, Ltd.	1,898,003
143,820	RSA Insurance Group plc	1,056,728
61,255	Sampo OYJ, Class A	2,908,188
23,362	SCOR SA	884,086
15,600	Sony Financial Holdings, Inc.	251,783
74,320	St. James Place plc	987,992
278,763	Standard Life plc	1,239,866
181,696	Suncorp-Metway, Ltd.	1,831,816
4,530	Swiss Life Holding AG, Registered Shares	1,462,153
44,505	Swiss Re AG	3,997,852
81,836	T&D Holdings, Inc.	1,194,170
92,000	Tokio Marine Holdings, Inc.	3,895,879
8,482	Tryg A/S	153,907
168,326	UnipolSai SpA	371,317
20,630	Zurich Insurance Group AG	5,509,118

		97,075,674

Internet & Direct Marketing Retail (0.1%):
131,300	Rakuten, Inc.	1,317,789
25,000	Start Today Co., Ltd.	552,941
11,371	Zalando SE*	460,034

		2,330,764

Internet Software & Services (0.1%):
138,014	Auto Trader Group plc	678,259
14,900	DeNA Co., Ltd.	302,917
21,100	Kakaku.com, Inc.	287,104
5,200	mixi, Inc.	250,977
17,719	United Internet AG, Registered Shares^	783,894
201,200	Yahoo! Japan Corp.	932,244

		3,235,395

IT Services (0.7%):
61,788	Amadeus IT Holding SA	3,132,446
12,444	Atos Origin SA	1,538,367
21,112	Cap Gemini SA	1,950,911
61,335	Computershare, Ltd.	656,151
263,000	Fujitsu, Ltd.	1,613,878
18,546	Nomura Research Institute, Ltd.	684,611
17,800	NTT Data Corp.	846,597
8,700	OBIC Co., Ltd.	415,245
7,700	Otsuka Corp.	418,820
253,973	Worldpay Group plc	939,872

		12,196,898

Leisure Products (0.2%):
28,200	Namco Bandai Holdings, Inc.	845,024
6,300	Sankyo Co., Ltd.	211,184
27,100	Sega Sammy Holdings, Inc.	363,891
9,900	Shimano, Inc.	1,448,174
23,700	Yamaha Corp.	652,456

		3,520,729

Life Sciences Tools & Services (0.1%):
1,543	Eurofins Scientific SE	671,451
7,470	Lonza Group AG, Registered Shares	1,410,910
30,210	QIAGEN NV*	876,843

		2,959,204

Machinery (2.7%):
34,069	Alfa Laval AB	642,032

Shares		Fair Value
Common Stocks, continued
Machinery, continued
20,025	Alstom SA*	$597,535
44,900	AMADA Co., Ltd.	514,141
9,566	Andritz AG	479,334
89,773	Atlas Copco AB, Class A	3,169,955
54,910	Atlas Copco AB, Class B	1,745,836
144,265	CNH Industrial NV	1,391,154
26,300	FANUC Corp.	5,406,272
25,837	GEA Group AG	1,096,976
37,000	Hino Motors, Ltd.	449,276
16,400	Hitachi Construction Machinery Co., Ltd.	410,197
7,000	Hoshizaki Electric Co., Ltd.^	552,059
179,000	IHI Corp.	566,276
38,298	IMI plc	571,939
29,900	JTEKT Corp.	466,128
200,000	Kawasaki Heavy Industries, Ltd.	609,547
123,300	Komatsu, Ltd.	3,226,169
44,801	Kone OYJ, Class B	1,968,064
143,700	Kubota Corp.	2,163,369
15,100	Kurita Water Industries, Ltd.	366,023
31,600	Makita Corp.	1,108,945
4,681	MAN AG	482,788
15,935	Metso Corp. OYJ	481,966
45,500	Minebea Co., Ltd.	609,454
422,000	Mitsubishi Heavy Industries, Ltd.	1,698,583
15,200	Nabtesco Corp.	403,606
37,300	NGK Insulators, Ltd.	846,861
58,400	NSK, Ltd.	839,329
142,068	Sandvik AB	2,119,712
5,733	Schindler Holding AG	1,107,814
2,833	Schindler Holding AG, Registered Shares	537,325
56,188	SKF AB, Class B^	1,112,717
7,700	SMC Corp.	2,285,776
80,000	Sumitomo Heavy Industries, Ltd.	559,552
17,900	THK Co., Ltd.	452,509
211,455	Volvo AB, Class B	3,114,175
20,891	Wartsila Corp. OYJ, Class B	1,117,157
31,615	Weir Group plc (The)	759,898
203,950	Yangzijiang Shipbuilding Holdings, Ltd.	164,800
28,871	Zardoya Otis SA	266,698

		46,461,947

Marine (0.3%):
487	A.P. Moeller - Maersk A/S, Class A	786,003
906	A.P. Moeller - Maersk A/S, Class B	1,499,181
7,634	Kuehne & Nagel International AG, Registered Shares	1,079,486
166,000	Mitsui O.S.K. Lines, Ltd.	523,812
220,000	Nippon Yusen Kabushiki Kaisha	465,893

		4,354,375

Media (1.1%):
52,414	Altice NV, Class A*	1,185,024
16,279	Altice NV, Class B*	367,968
6,392	Axel Springer AG^	353,119
28,177	Dentsu, Inc.	1,532,787
23,455	Eutelsat Communications SA	524,328
30,100	Hakuhodo DY Holdings, Inc.	357,793
512,501	ITV plc	1,407,927
11,326	JCDecaux SA	399,126
13,316	Lagardere SCA	392,185
115,987	Pearson plc	989,207
30,913	ProSiebenSat.1 Media AG	1,368,624
26,753	Publicis Groupe SA	1,869,479
6,156	REA Group, Ltd.	277,984
5,481	RTL Group	441,417

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
11,517	Schibsted ASA, Class A	$296,861
13,208	Schibsted ASA, Class B	302,410
51,430	SES Global, Class A	1,197,081
96,868	Singapore Press Holdings, Ltd.^	245,895
138,234	Sky plc	1,689,324
7,593	Telenet Group Holding NV*	451,550
15,100	Toho Co., Ltd.	401,211
140,054	Vivendi Universal SA	2,724,914
174,516	WPP plc	3,830,468

		22,606,682

Metals & Mining (3.0%):
345,631	Alumina, Ltd.^	472,182
192,348	Anglo American plc*	2,915,141
57,992	Antofagasta plc	604,266
244,793	ArcelorMittal*	2,047,818
287,080	BHP Billiton plc	4,451,813
435,555	BHP Billiton, Ltd.	7,949,267
38,606	Boliden AB	1,152,025
219,833	Fortescue Metals Group, Ltd.^	1,044,743
28,186	Fresnillo plc	546,751
1,682,743	Glencore International plc*	6,613,919
29,800	Hitachi Metals, Ltd.	419,368
73,700	JFE Holdings, Inc.	1,268,330
45,500	Kobe Steel, Ltd.*	416,440
7,500	Maruichi Steel Tube, Ltd.	213,776
15,800	Mitsubishi Materials Corp.	478,828
103,020	Newcrest Mining, Ltd.	1,770,183
106,848	Nippon Steel Corp.	2,472,769
189,858	Norsk Hydro ASA	1,103,995
13,231	Randgold Resources, Ltd.	1,155,013
167,421	Rio Tinto plc	6,737,959
56,207	Rio Tinto, Ltd.	2,593,107
751,462	South32, Ltd.	1,582,340
69,000	Sumitomo Metal & Mining Co., Ltd.	982,796
51,960	ThyssenKrupp AG	1,272,241
13,217	Voestalpine AG	520,122

		50,785,192

Multiline Retail (0.3%):
17,600	Don Quijote Co., Ltd.	611,404
80,935	Harvey Norman Holdings, Ltd.^	278,798
44,800	Isetan Mitsukoshi Holdings, Ltd.	493,126
32,600	J. Front Retailing Co., Ltd.	484,669
228,905	Marks & Spencer Group plc	965,001
29,800	MARUI GROUP Co., Ltd.	405,986
17,631	Next plc	954,852
3,300	Ryohin Keikaku Co., Ltd.	723,842
45,000	Takashimaya Co., Ltd.	394,492

		5,312,170

Multi-Utilities (1.1%):
88,982	AGL Energy, Ltd.	1,792,186
766,352	Centrica plc	2,083,338
320,446	Duet Group	682,731
302,240	E.ON AG	2,402,200
206,420	Engie Group	2,921,029
19,623	Innogy Se*	740,674
514,439	National Grid plc	6,523,667
69,134	RWE AG*	1,145,729
47,126	Suez Environnement Co.	744,265
63,828	Veolia Environnement SA	1,195,621

		20,231,440

Oil, Gas & Consumable Fuels (4.9%):
2,576,586	BP plc	14,793,688
36,863	Caltex Australia, Ltd.	829,020
11,387	Enagas SA	295,472
347,675	ENI SpA	5,697,768

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
46,522	Galp Energia SGPS SA	$706,554
11,000	Idemitsu Kosan Co., Ltd.	383,519
134,200	INPEX Corp.	1,324,155
404,020	JX Holdings, Inc.	1,992,214
9,900	Koninklijke Vopak NV	432,081
21,869	Lundin Petroleum AB*	444,261
18,211	Neste Oil OYJ	710,169
193,505	Oil Search, Ltd.	1,062,511
21,848	OMV AG	859,656
247,528	Origin Energy, Ltd.*	1,328,642
165,836	Repsol SA	2,560,572
595,401	Royal Dutch Shell plc, Class A	15,657,693
508,632	Royal Dutch Shell plc, Class B	13,972,206
236,820	Santos, Ltd.*	683,811
25,100	Showa Shell Sekiyu K.K.	254,710
347,063	Snam SpA	1,500,859
152,962	Statoil ASA	2,630,254
310,214	Total SA	15,670,226
103,345	Woodside Petroleum, Ltd.	2,524,784

		86,314,825

Paper & Forest Products (0.2%):
51,815	Mondi plc	1,252,713
108,000	OYI Paper Co., Ltd.	506,470
79,485	Stora Enso OYJ, Registered Shares	941,027
71,773	UPM-Kymmene OYJ^	1,688,851

		4,389,061

Personal Products (1.9%):
14,263	Beiersdorf AG	1,350,111
67,700	Kao Corp.	3,719,453
4,200	KOSE Corp.	380,927
34,517	L’Oreal SA	6,633,331
12,800	POLA ORBIS HOLDINGS, Inc.	309,488
53,600	Shiseido Co., Ltd.	1,413,459
220,663	Unilever NV	10,961,460
174,426	Unilever plc	8,607,854

		33,376,083

Pharmaceuticals (7.7%):
288,700	Astellas Pharma, Inc.	3,810,363
171,715	AstraZeneca plc	10,551,666
112,488	Bayer AG, Registered Shares	12,965,240
31,600	Chugai Pharmaceutical Co., Ltd.	1,088,606
81,200	Daiichi Sankyo Co., Ltd.	1,832,185
22,800	Dainippon Sumitomo Pharma Co., Ltd.	377,206
33,200	Eisai Co., Ltd.	1,722,940
510	Galenica AG^	538,375
663,692	GlaxoSmithKline plc	13,803,706
20,280	Hikma Pharmaceuticals plc	502,880
8,500	Hisamitsu Pharmaceutical Co., Inc.	486,968
36,400	Kyowa Hakko Kogyo Co., Ltd.	577,727
18,253	Merck KGaA	2,078,689
33,300	Mitsubishi Tanabe Pharma Corp.	694,481
304,412	Novartis AG, Registered Shares	22,605,798
262,408	Novo Nordisk A/S, Class B	9,022,584
58,200	Ono Pharmaceutical Co., Ltd.	1,206,824
12,041	Orion OYJ, Class B	627,707
53,100	Otsuka Holdings Co., Ltd.	2,400,505
95,774	Roche Holding AG	24,438,561
157,998	Sanofi-Aventis SA	14,293,783
53,100	Santen Pharmaceutical Co., Ltd.	770,358
40,300	Shionogi & Co., Ltd.	2,085,414
4,800	Taisho Pharmaceutical Holdings Co., Ltd.	390,671
96,300	Takeda Pharmacuetical Co., Ltd.	4,531,600

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
990	Taro Pharmaceutical Industries, Ltd.*^	$115,454
124,148	Teva Pharmaceutical Industries, Ltd., ADR	3,983,909
17,853	UCB SA	1,384,736

		138,888,936

Professional Services (1.0%):
20,850	Adecco SA, Registered Shares	1,481,509
38,204	Bureau Veritas SA	805,889
96,644	Capita Group plc	684,233
126,625	Experian plc	2,584,326
22,769	Intertek Group plc	1,123,533
16,794	Randstad Holding NV	968,903
50,000	Recruit Holdings Co., Ltd.	2,555,349
144,660	Reed Elsevier plc	2,836,643
135,612	RELX NV	2,519,271
46,524	Seek, Ltd.	565,647
774	SGS SA, Registered Shares	1,652,961
39,640	Wolters Kluwer NV	1,647,137

		19,425,401

Real Estate Management & Development (2.0%):
15,060	AEON Mall Co., Ltd.	237,622
6,852	Azrieli Group	365,219
74,028	BGP Holdings plc*(b)	1,106
363,100	CapitaLand, Ltd.	942,502
365,744	Cheung Kong Property Holdings, Ltd.	2,469,302
57,700	City Developments, Ltd.	421,208
9,900	Daito Trust Construction Co., Ltd.	1,361,674
76,900	Daiwa House Industry Co., Ltd.	2,213,751
47,693	Deutsche Wohnen AG	1,570,375
329,400	Global Logistic Properties, Ltd.	655,331
124,000	Hang Lung Group, Ltd.	529,074
252,000	Hang Lung Properties, Ltd.	656,326
154,627	Henderson Land Development Co., Ltd.	957,882
167,100	Hongkong Land Holdings, Ltd.	1,271,631
40,900	Hulic Co., Ltd.	385,539
90,000	Hysan Development Co., Ltd.	408,356
7,136	IMMOEAST AG NPV(BR)*(a)(b)	—
99,775	Kerry Properties, Ltd.	345,690
78,059	Lend Lease Group	928,428
167,000	Mitsubishi Estate Co., Ltd.	3,054,470
121,000	Mitsui Fudosan Co., Ltd.	2,589,041
798,623	New World Development Co., Ltd.	984,693
16,100	Nomura Real Estate Holdings, Inc.	257,127
444,601	Sino Land Co., Ltd.	779,079
50,000	Sumitomo Realty & Development Co., Ltd.	1,302,006
192,000	Sun Hung Kai Properties, Ltd.	2,820,824
76,964	Swire Pacific, Ltd., Class A	770,330
157,000	Swire Properties, Ltd.	502,977
9,911	Swiss Prime Site AG	872,573
30,200	Tokyo Tatemono Co., Ltd.	399,274
71,200	Tokyu Fudosan Holdings Corp.	387,121
71,796	UOL Group, Ltd.	358,112
63,268	Vonovia SE	2,229,433
177,300	Wharf Holdings, Ltd. (The)	1,521,407
108,897	Wheelock & Co., Ltd.	860,956

		35,410,439

Road & Rail (1.2%):
289,504	Aurizon Holdings, Ltd.	1,160,246
19,200	Central Japan Railway Co.	3,138,872
327,000	ComfortDelGro Corp., Ltd.	598,601
24,425	DSV A/S	1,265,950

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
44,513	East Japan Railway Co.	$3,884,074
34,100	Hankyu Hanshin Holdings, Inc.	1,111,025
68,000	Keihin Electric Express Railway Co., Ltd.	747,956
69,000	Keio Corp.	547,587
18,600	Keisei Electric Railway Co., Ltd.	432,405
256,000	Kintetsu Corp.	923,770
207,994	MTR Corp., Ltd.	1,168,101
125,000	Nagoya Railroad Co., Ltd.	563,892
110,000	Nippon Express Co., Ltd.	566,381
41,600	Odakyu Electric Railway Co., Ltd.	810,958
124,000	Tobu Railway Co., Ltd.	629,780
150,000	Tokyu Corp.	1,063,889
23,200	West Japan Railway Co.	1,511,390

		20,124,877

Semiconductors & Semiconductor Equipment (1.2%):
36,900	ASM Pacific Technology, Ltd.	501,850
50,565	ASML Holding NV	6,706,316
153,737	Infineon Technologies AG	3,138,849
39,747	NXP Semiconductors NV*	4,113,815
12,300	ROHM Co., Ltd.	820,428
86,194	STMicroelectronics NV	1,319,077
20,900	Tokyo Electron, Ltd.	2,288,838

		18,889,173

Software (1.5%):
18,277	Check Point Software Technologies, Ltd.*^	1,876,317
18,149	Dassault Systemes SA	1,571,759
10,357	Gemalto NV	578,445
12,400	Konami Corp.	527,200
6,100	Line Corp.*^	234,878
22,703	Mobileye NV*	1,393,964
25,000	Nexon Co., Ltd.	398,316
8,416	NICE Systems, Ltd.	571,631
15,100	Nintendo Co., Ltd.	3,512,687
6,000	Oracle Corp.	343,417
152,405	Sage Group plc	1,205,375
133,683	SAP AG	13,116,326
14,700	Trend Micro, Inc.	655,186

		25,985,501

Specialty Retail (1.0%):
5,200	ABC-Mart, Inc.	304,716
127,741	Dixons Carphone plc	508,235
6,487	Dufry AG, Registered Shares*	989,277
7,200	Fast Retailing Co., Ltd.	2,266,378
127,799	Hennes & Mauritz AB, Class B	3,262,349
2,900	Hikari Tsushin, Inc.	283,832
149,806	Industria de Diseno Textil SA	5,279,705
299,670	Kingfisher plc	1,224,779
11,300	Nitori Co., Ltd.	1,429,165
3,200	Shimamura Co., Ltd.	423,317
28,900	USS Co., Ltd.	482,736
94,400	Yamada Denki Co., Ltd.^	472,226

		16,926,715

Technology Hardware, Storage & Peripherals (0.6%):
32,900	Brother Industries, Ltd.	690,151
144,500	Canon, Inc.	4,528,035
59,400	Fujifilm Holdings Corp.	2,326,374
63,700	Konica Minolta Holdings, Inc.	571,731
368,000	NEC Corp.	888,181
94,600	Ricoh Co., Ltd.	780,070
39,800	Seiko Epson Corp.	840,102

		10,624,644

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.9%):
25,510	Adidas AG	$4,850,837
21,600	ASICS Corp.	347,651
58,756	Burberry Group plc	1,271,547
7,154	Christian Dior SA	1,663,769
71,404	Compagnie Financiere Richemont SA	5,637,527
3,461	Hermes International SA	1,639,602
9,329	Hugo Boss AG	679,783
10,345	Kering	2,677,942
811,120	Li & Fung, Ltd.	352,211
23,932	Luxottica Group SpA^	1,320,983
38,218	LVMH Moet Hennessy Louis Vuitton SA	8,402,563
14,925	Pandora A/S	1,653,857
4,356	Swatch Group AG (The), Class B^	1,557,329
7,028	Swatch Group AG (The), Registered Shares	488,936
107,486	Yue Yuen Industrial Holdings, Ltd.	422,762

		32,967,299

Tobacco (1.6%):
254,153	British American Tobacco plc	16,844,993
131,527	Imperial Tobacco Group plc, Class A	6,378,234
149,800	Japan Tobacco, Inc.	4,877,252
26,689	Swedish Match AB, Class B	867,748

		28,968,227

Trading Companies & Distributors (1.4%):
22,341	AerCap Holdings NV*	1,027,016
64,820	Ashtead Group plc	1,341,558
21,805	Brenntag AG	1,222,854
47,315	Bunzl plc	1,373,276
199,100	ITOCHU Corp.	2,831,479
232,800	Marubeni Corp.	1,436,966
38,700	Misumi Group, Inc.	701,415
205,400	Mitsubishi Corp.	4,449,179
228,900	Mitsui & Co., Ltd.	3,324,952
42,562	Rexel SA	773,882
161,000	Sumitomo Corp.	2,169,869
26,800	Toyota Tsushu Corp.	813,719
34,908	Travis Perkins plc	662,097
34,179	Wolseley plc	2,149,461

		24,277,723

Transportation Infrastructure (0.6%):
87,756	Abertis Infraestructuras SA	1,413,573
9,558	Aena SA	1,512,078
4,091	Aeroports de Paris	505,466
58,360	Atlantia SpA	1,506,531
121,970	Auckland International Airport, Ltd.	575,414
6,143	Fraport AG^	434,737
51,458	Groupe Eurotunnel SA	517,929
754,100	Hutchison Port Holdings Trust	312,945
7,500	Japan Airport Terminal Co., Ltd.^	261,271
32,000	Kamigumi Co., Ltd.	277,046
13,000	Mitsubishi Logistics Corp.	179,508
95,000	SATS, Ltd.	331,575
155,395	Sydney Airport	803,233
276,736	Transurban Group	2,465,585

		11,096,891

Water Utilities (0.1%):
33,387	Severn Trent plc	994,790
96,517	United Utilities Group plc	1,200,366

		2,195,156

Wireless Telecommunication Services (1.6%):
252,200	KDDI Corp.	6,627,728
8,973	Millicom International Cellular SA, SDR^	500,563

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
188,200	NTT DoCoMo, Inc.	$4,386,916
111,600	SoftBank Group Corp.	7,905,586
99,202	StarHub, Ltd.	203,824
48,913	Tele2 AB	467,456
3,608,172	Vodafone Group plc	9,382,588

		29,474,661

Total Common Stocks (Cost $1,555,356,219)		1,765,887,677

Preferred Stocks (0.5%):
Automobiles (0.3%):
7,717	Bayerische Motoren Werke AG (BMW), 4.36%	607,797
21,617	Porsche Automobil Holding SE, 1.97%	1,179,231
25,487	Volkswagen AG, 0.12%	3,712,597

		5,499,625

Household Products (0.2%):
23,802	Henkel AG & Co. KGaA, 1.22%	3,049,890

Total Preferred Stocks (Cost $7,506,080)		8,549,515

Right (0.0%):
Capital Markets (0.0%):
194,767	Deutsche Bank AG, Expires on 4/07/17*	465,378

Total Right (Cost $–)		465,378

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.0%):
$53,863,735	AZL International Index Fund Securities Lending Collateral Account(c)	53,863,735

Total Securities Held as Collateral for Securities on Loan (Cost $53,863,735)		53,863,735

Total Investment Securities (Cost $1,616,726,034)(d) - 101.7%		1,828,766,305
Net other assets (liabilities) - (1.7)%		(30,252,410)

Net Assets - 100.0%		$1,798,513,895

Percentages indicated are based on net assets as of March 31, 2017.

ADR	-	American Depositary Receipt
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $43,762,801.
+	Affiliated Securities
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.06% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 0.00% of the net assets of the fund.

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2017:

Country	Percentage
Australia	7.3%
Austria	0.2%
Belgium	1.1%
Bermuda	0.2%
China	—	%NM
Denmark	1.6%
Finland	0.9%
France	9.3%
Germany	9.1%
Hong Kong	3.2%
Ireland (Republic of)	0.9%
Israel	0.7%
Italy	1.9%
Japan	22.9%
Luxembourg	0.3%
Netherlands	3.9%
New Zealand	0.2%
Norway	0.6%
Portugal	0.1%
Singapore	1.2%
Spain	3.2%
Sweden	2.8%
Switzerland	9.0%
United Arab Emirates	—	%NM
United Kingdom	16.5%
United States	2.9%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $1,191,272 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index June Futures (Australian Dollar)	Long	6/15/17	25	$2,791,696	$12,672
DJ EURO STOXX 50 June Futures (Euro)	Long	6/16/17	206	7,528,305	101,453
FTSE 100 Index June Futures (British Pounds)	Long	6/16/17	56	5,103,823	(3,461)
SGX Nikkei 225 Index June Futures (Japanese Yen)	Long	6/8/17	59	5,008,984	(55,360)

Total					$55,304

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (6.1%):
$1,000,380	Goal Capital Funding Trust, Class A3, Series 2005-2, 1.22%, 5/28/30(a)	$992,204
750,000	Magnetite CLO, Ltd., Class A1, Series 2014-9A, 2.46%, 7/25/26, Callable 4/25/17 @ 100(a)(b)	750,886
1,000,000	Magnetite CLO, Ltd., Class A1, Series 2014-11A, 2.47%, 1/18/27, Callable 4/18/17 @ 100(a)(b)	1,000,056
750,000	Magnetite CLO, Ltd., Class 2A3, Series 2015-12A, 2.35%, 4/15/27, Callable 1/15/18 @ 100(a)(b)	751,056
755,547	Navient Student Loan Trust, Class A, Series 2014-2, 1.62%, 3/25/83, Callable 9/25/33 @ 100(a)	738,155
730,615	Navient Student Loan Trust, Class A, Series 2014-3, 1.60%, 3/25/83, Callable 10/25/32 @ 100(a)	713,464
483,698	Navient Student Loan Trust, Class A, Series 2014-4, 1.60%, 3/25/83, Callable 12/25/32 @ 100(a)	473,743
951,373	Navient Student Loan Trust, Class A, Series 16-1A, 1.68%, 2/25/70, Callable 8/25/33 @ 100(a)(b)	935,675
965,000	Navient Student Loan Trust, Class A3, Series 16-2, 2.48%, 6/25/65(a)(b)	991,365
1,543,870	Nelnet Student Loan Trust, Class A2, Series 2015-2A, 1.58%, 9/25/47, Callable 12/25/32 @ 100(a)(b)	1,523,982
2,615,000	SLC Student Loan Trust, Class 2A3, Series 2006-1, 1.29%, 3/15/55, Callable 3/15/30 @ 100(a)	2,383,260
1,558,333	SLC Student Loan Trust, Class 2A3, Series 2008-1, 2.73%, 12/15/32, Callable 12/15/26 @ 100(a)	1,606,644
866,016	SLM Student Loan Trust, Class 2A3, Series 2003-7, 1.70%, 9/15/39, Callable 9/15/28 @ 100(a)	778,741
846,612	SLM Student Loan Trust, Class A3, Series 2003-10A, 4.05%, 12/15/27(a)(b)	833,160
402,851	SLM Student Loan Trust, Class 2A3, Series 2003-11, 1.18%, 12/15/22, Callable 12/15/28 @ 100(a)(b)	402,068
186,188	SLM Student Loan Trust, Class 2A3, Series 2005-6, 1.33%, 1/25/44, Callable 1/25/31 @ 100(a)	169,884
188,077	SLM Student Loan Trust, Class 2A3, Series 2006-10, 1.26%, 3/25/44, Callable 7/25/31 @ 100(a)	165,780
187,035	SLM Student Loan Trust, Class 2A3, Series 2007-1, 1.26%, 1/27/42, Callable 1/25/32 @ 100(a)	169,105
863,979	SLM Student Loan Trust, Class A4, Series 2007-6, 1.42%, 10/25/24, Callable 7/25/33 @ 100(a)	860,786
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 2.89%, 7/25/29, Callable 7/25/23 @ 100(a)	1,190,587
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 3.29%, 10/25/83, Callable 7/25/23 @ 100(a)	243,216

Principal Amount		Fair Value
Asset Backed Securities, continued
$1,674,688	SLM Student Loan Trust, Class A, Series 2009-3, 1.73%, 1/25/45, Callable 6/25/33 @ 100(a)(b)	$1,639,023
1,014,134	SLM Student Loan Trust, Class A2, Series 2014-2, 1.33%, 10/25/21, Callable 7/25/25 @ 100(a)	1,014,445
1,970,000	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 1.21%, 4/25/40, Callable 1/25/27 @ 100(a)(b)	1,774,236

Total Asset Backed Securities (Cost $22,262,980)		22,101,521

Collateralized Mortgage Obligations (10.7%):
106,120	7 WTC Depositor LLC Trust, Class A, Series 2012-7WTC, 4.08%, 3/13/31(b)	107,332
1,319,098	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 1.44%, 7/25/35, Callable 4/25/17 @ 100(a)	1,315,792
935,546	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 1.70%, 4/25/35, Callable 4/25/17 @ 100(a)	927,355
210,000	Babson CLO, Ltd., Class A, Series 2015-IA, 2.46%, 4/20/27, Callable 4/20/17 @ 100(a)(b)	210,563
360,000	Banc of America Merrill Lynch Large Loan, Class A, Series 2014-520M, 4.18%, 8/15/46(a)(b)	378,107
974,666	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 3.21%, 7/25/35, Callable 10/25/17 @ 100(a)	915,078
340,000	Barclays Commercial Mortgages Securities, Class A2, Series 2013-TYSNC, 3.76%, 9/5/32(b)	356,037
620,071	Citigroup Mortgage Loan Trust, Inc., Class 2A3, Series 2006-WFH3, 1.22%, 10/25/36, Callable 5/25/20 @ 100(a)	616,412
1,644,522	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 3.34%, 4/25/37, Callable 1/25/28 @ 100(a)	1,470,986
390,000	Commercial Mortgage Trust, Class A, Series 2014-277P, 3.61%, 8/10/49(a)(b)	404,170
360,000	Commercial Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 8/10/30(b)	389,962
365,000	Commercial Mortgage Trust, Class A, Series 2016-787S, 3.55%, 2/10/36(a)(b)	372,320
1,273,558	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 4.37%, 2/25/37, Callable 6/25/25 @ 100(a)	931,213
860,000	Federal Home Loan Mortgage Corp., Class A3, Series K151, 3.51%, 4/25/30	877,763

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,578,191	Federal National Mortgage Association, Class A3, Series 2015-M2, 3.05%, 12/25/24(a)	$1,589,154
143,961	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FFH3, 1.49%, 9/25/35, Callable 4/25/17 @ 100(a)	143,941
1,182,455	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 1.47%, 9/25/35, Callable 4/25/17 @ 100(a)	1,162,979
1,559,220	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 05-AA12, 3.03%, 2/25/36, Callable 8/25/19 @ 100(a)	1,211,347
865,238	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 2.97%, 8/25/35, Callable 4/25/17 @ 100(a)	746,161
1,598,319	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 3.08%, 3/25/36, Callable 12/25/22 @ 100(a)	1,407,930
1,410,652	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 3.08%, 4/25/36, Callable 12/25/22 @ 100(a)	1,241,722
1,486,626	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 3.80%, 4/19/36, Callable 7/19/21 @ 100(a)	1,331,803
1,354,065	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.63%, 9/19/35, Callable 2/19/18 @ 100(a)	1,277,903
348,141	Honda Auto Receivables Owner Trust, Class A2, Series 2015-4, 0.82%, 7/23/18, Callable 2/21/19 @ 100(a)	347,810
800,000	JPMorgan Chase CMBS, Series JPM-1156, 3.13%, 4/25/29(c)	794,625
800,000	JPMorgan Chase CMBS, Class COLL, 3.13%, 4/25/29(c)	794,625
365,000	Liberty Street Trust, Class A, Series 2016-225L, 3.60%, 2/10/36(b)	374,054
1,071,704	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 1.10%, 7/25/37, Callable 10/25/21 @ 100(a)	696,253
1,948,903	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 5.84%, 6/12/50(a)	1,954,776
1,768,568	Morgan Stanley Capital I Trust, Class A3, Series 2011-C1, 4.70%, 9/15/47(b)	1,842,470
72,546	Morgan Stanley Mortgage Loan Trust, Class 2A3, Series 2005-6AR, 1.25%, 11/25/35, Callable 2/25/18 @ 100(a)	72,493
1,391,954	Morgan Stanley Remic Trust, Class 3A, Series 2014-R8, 1.36%, 6/26/47(a)(b)	1,343,875
1,060,453	MortgageIT Trust, Class 2A3, Series 2005-2, 2.43%, 5/25/35, Callable 4/25/17 @ 100(a)	1,034,180

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 634,359	Newcastle Mortgage Securities Trust, Class A4, Series 2006-1, 1.26%, 3/25/36, Callable 4/25/17 @ 100(a)	$629,705
379,231	Nissan Auto Receivables Owner Trust, Class A2A, Series 2015-C, 0.87%, 11/15/18, Callable 1/15/20 @ 100(a)	378,885
1,065,797	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 12/25/18 @ 100(a)	1,047,211
385,000	RBSCF Trust, Class A, Series 2013-GSP, 3.83%, 1/13/32(a)(b)	405,506
2,020,364	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 1.16%, 12/25/36, Callable 9/25/22 @ 100(a)	1,655,309
1,236,915	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 1.21%, 4/25/45, Callable 5/25/17 @ 100(a)	1,166,059
1,409,974	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 1.27%, 7/25/45, Callable 5/25/17 @ 100(a)	1,350,612
1,353,588	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 3.00%, 3/25/35, Callable 5/25/18 @ 100(a)	1,361,247
1,080,789	Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2006-AR2, 3.09%, 3/25/36, Callable 8/25/18 @ 100(a)	1,084,205
1,111,868	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 3.23%, 9/25/36, Callable 4/25/17 @ 100(a)	1,045,051

Total Collateralized Mortgage Obligations (Cost $38,917,875)		38,764,981

Corporate Bonds (23.2%):
Aerospace & Defense (0.3%):
960,000	United Technologies Corp., 1.78%, 5/4/18(a)	959,728

Airlines (0.8%):
1,410,404	Continental Airlines 2009-2, Series A, 7.25%, 11/10/19	1,565,549
302,715	U.S. Airways 2001-1G PTT, Class G, Series 2001, 7.08%, 9/20/22	323,148
902,896	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	984,156

		2,872,853

Auto Components (0.0%):
150,000	Goodyear Tire & Rubber Co., 4.88%, 3/15/27, Callable 12/15/26 @ 100	150,000

Automobiles (0.1%):
400,000	General Motors Co., 3.50%, 10/2/18	408,781

Banks (5.6%):
650,000	Bank of America Corp., 6.00%, 9/1/17	661,675
1,415,000	Bank of America Corp., 5.65%, 5/1/18, MTN	1,472,191
1,000,000	Bank of America Corp., 4.10%, 7/24/23	1,047,471

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 350,000	Bank of America NA, Series BKNT, 6.10%, 6/15/17	$353,204
2,000,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	2,090,246
2,000,000	Citigroup, Inc., 1.75%, 11/24/17(a)	2,006,604
1,190,000	Citigroup, Inc., 1.75%, 5/1/18	1,189,662
700,000	Citigroup, Inc., 5.50%, 9/13/25	765,283
2,265,000	JPMorgan Chase & Co., 6.00%, 1/15/18	2,341,457
2,485,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	2,614,799
3,510,000	Wachovia Corp., 5.75%, 2/1/18	3,620,302
510,000	Wells Fargo & Co., 2.50%, 3/4/21	508,540
1,560,000	Wells Fargo & Co., 3.00%, 4/22/26	1,497,165
350,000	Wells Fargo Bank NA, 2.15%, 12/6/19	351,179

		20,519,778

Beverages (0.6%):
1,689,000	Anheuser-Busch InBev NV, 3.65%, 2/1/26, Callable 11/1/25 @ 100	1,707,917
400,000	DS Services Holdings, Inc., 10.00%, 9/1/21, Callable 9/1/17 @ 105(b)	429,000

		2,136,917

Biotechnology (0.8%):
600,000	Abbvie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	598,410
300,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	291,192
500,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	496,574
660,000	Celgene Corp., 5.00%, 8/15/45, Callable 2/15/45 @ 100	690,832
500,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	509,996
400,000	Gilead Sciences, Inc., 4.15%, 3/1/47, Callable 9/1/46 @ 100	373,029

		2,960,033

Capital Markets (2.4%):
1,000,000	Goldman Sachs Group, Inc., 2.14%, 11/15/18(a)	1,010,590
1,500,000	Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	1,549,008
1,000,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18	1,005,482
1,315,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	1,369,941
400,000	Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24, Callable 4/8/24 @ 100	409,732
1,750,000	Morgan Stanley, 1.74%, 1/5/18(a)	1,755,895
1,000,000	Morgan Stanley, 6.63%, 4/1/18, MTN	1,046,682
430,000	Morgan Stanley, Series G, 7.30%, 5/13/19	475,328
500,000	Morgan Stanley, 5.50%, 7/24/20	545,855

		9,168,513

Chemicals (0.1%):
180,000	Axalta Coating Systems, 4.88%, 8/15/24, Callable 8/15/19 @ 103.66(b)	184,500

Commercial Services & Supplies (0.3%):
200,000	Clean Harbors, Inc., 5.13%, 6/1/21, Callable 5/8/17 @ 102.56	204,200
750,000	Republic Services, Inc., 3.80%, 5/15/18	766,375

		970,575

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance (0.6%):
$1,000,000	Discover Bank, 2.00%, 2/21/18	$1,000,843
400,000	Ford Motor Credit Co. LLC, 2.15%, 1/9/18	401,016
600,000	General Motors Financial Co., Inc., 3.10%, 1/15/19, Callable 7/15/18 @ 100	609,679

		2,011,538

Containers & Packaging (0.1%):
350,000	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 5/8/17 @ 102.88	360,066

Diversified Financial Services (0.1%):
400,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	410,710

Diversified Telecommunication Services (1.0%):
500,000	AT&T, Inc., 3.80%, 3/15/22	517,183
835,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	779,128
900,000	AT&T, Inc., 5.45%, 3/1/47, Callable 9/1/46 @ 100	920,027
700,000	Verizon Communications, Inc., 3.85%, 11/1/42, Callable 5/1/42 @ 100	586,083
800,000	Verizon Communications, Inc., 4.86%, 8/21/46	769,119

		3,571,540

Electric Utilities (1.9%):
280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(b)	303,078
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	575,493
400,000	Cleco Power LLC, 6.00%, 12/1/40	484,283
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,015,473
936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(b)	1,045,066
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	870,455
300,000	Midamerican Energy Co., 4.25%, 5/1/46, Callable 11/1/45 @ 100	309,724
1,500,000	Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22, Callable 3/1/22 @ 100	1,598,218
700,000	Public Service Oklahoma, 4.40%, 2/1/21	742,400

		6,944,190

Equity Real Estate Investment Trusts (2.3%):
195,000	Equinix, Inc., 5.38%, 5/15/27, Callable 5/15/22 @ 102.69	201,338
575,000	HCP, Inc., 4.00%, 12/1/22, Callable 10/1/22 @ 100	593,120
875,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	904,211
400,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	402,232
175,000	HCP, Inc., 3.40%, 2/1/25, Callable 11/1/24 @ 100	169,637
750,000	Highwoods Realty LP, 7.50%, 4/15/18	792,023
185,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 9/1/19 @ 103.66(b)	182,651
1,150,000	SL Green Realty Corp., 5.00%, 8/15/18, Callable 6/15/18 @ 100	1,188,919

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$1,000,000	Ventas Realty, LP, 2.00%, 2/15/18, Callable 1/15/18 @ 100	$1,001,465
1,500,000	WEA Finance LLC, 2.70%, 9/17/19, Callable 8/17/19 @ 100(b)	1,513,912
1,440,000	Welltower, Inc., 3.75%, 3/15/23, Callable 12/15/22 @ 100	1,474,939

		8,424,447

Food & Staples Retailing (0.3%):
790,000	Walgreens Boots Alliance, Inc., 3.80%, 11/18/24, Callable 8/18/24 @ 100	804,576
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	306,013

		1,110,589

Food Products (0.5%):
90,000	Chobani LLC/Finance Corp., 7.50%, 4/15/25, Callable 4/15/20 @ 105.63(b)	92,138
630,000	Kraft Heinz Foods Co., 1.60%, 6/30/17	630,192
795,000	Kraft Heinz Foods Co., 3.95%, 7/15/25, Callable 4/15/25 @ 100	807,070
170,000	Lamb Weston HLD, 4.88%, 11/1/26, Callable 11/1/21 @ 102.44(b)	173,400

		1,702,800

Gas Utilities (0.3%):
850,000	KeySpan Gas East Corp., 5.82%, 4/1/41(b)	1,031,019

Health Care Equipment & Supplies (0.1%):
190,000	Hill-Rom Holdings, Inc., 5.75%, 9/1/23, Callable 9/1/18 @ 104.31(b)	196,888

Health Care Providers & Services (0.6%):
100,000	Aetna, Inc., 1.70%, 6/7/18	100,002
227,000	Centene Corp., 4.75%, 1/15/25, Callable 1/15/20 @ 103.56	228,278
155,000	DaVita Healthcare Partners, Inc., 5.00%, 5/1/25, Callable 5/1/20 @ 102.5	155,388
650,000	HCA, Inc., 6.50%, 2/15/20	711,346
96,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	99,540
320,000	Northwell Healthcare, Inc., 3.98%, 11/1/46, Callable 11/1/45 @ 100	293,966
350,000	Tenet Healthcare Corp., 4.63%, 6/15/20, Callable 5/8/17 @ 102(a)	351,749
136,000	WellCare Health Plans, 5.25%, 4/1/25, Callable 4/1/20 @ 103.94	139,169

		2,079,438

Hotels, Restaurants & Leisure (0.2%):
200,000	Aramark Services, Inc., 4.75%, 6/1/26, Callable 6/1/21 @ 102.38	201,250
377,000	Churchill Downs, Inc., 5.38%, 12/15/21, Callable 5/8/17 @ 104.03	392,080
100,000	MGM Growth / MGM Finance, 5.63%, 5/1/24, Callable 2/1/24 @ 100	105,500

		698,830

Household Products (0.1%):
90,000	Central Garden & Pet Co., 6.13%, 11/15/23, Callable 11/15/18 @ 104.59	94,950

Principal Amount		Fair Value
Corporate Bonds, continued
Household Products, continued
$ 100,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 7/15/20 @ 102.88	$105,750

		200,700

Independent Power & Renewable Electricity Producers (0.3%):
1,000,000	IPALCO Enterprises, Inc., 5.00%, 5/1/18, Callable 4/1/18 @ 100	1,027,500

Industrial Conglomerates (0.1%):
273,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	344,566

Insurance (0.9%):
1,600,000	Farmers Exchange Capital III, 5.45%, 10/15/54, Callable 10/15/34 @ 100(a)(b)	1,610,400
1,000,000	Protective Life Global, 1.66%, 6/8/18(a)(b)	1,000,511
605,000	Protective Life Global Funding, 2.70%, 11/25/20(b)	609,387

		3,220,298

IT Services (0.1%):
382,000	First Data Corp., 5.00%, 1/15/24, Callable 1/15/19 @ 102.5(b)	388,685

Life Sciences Tools & Services (0.1%):
200,000	Quintiles Transnational, 4.88%, 5/15/23, Callable 5/15/18 @ 103.66(b)	202,750

Media (0.7%):
400,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(b)	412,500
190,000	CCO Holdings LLC/Capital Corp., 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(b)	190,950
400,000	Charter Communications Operating LLC/Capital, 4.46%, 7/23/22, Callable 5/23/22 @ 100	421,812
500,000	Charter Communications Operating LLC/Capital, 6.48%, 10/23/45, Callable 4/23/45 @ 100	575,668
200,000	CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75(b)	203,250
175,000	CSC Holdings, Inc., 8.63%, 2/15/19	192,063
200,000	Dish DBS Corp., 5.88%, 7/15/22	210,124
200,000	Sirius XM Radio, Inc., 4.25%, 5/15/20, Callable 5/8/17 @ 102.13(b)	201,750

		2,408,117

Oil, Gas & Consumable Fuels (0.9%):
350,000	Anadarko Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	330,153
600,000	Boardwalk Pipeline Partners LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100	631,864
700,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	724,766
475,000	Noble Energy, Inc., 5.05%, 11/15/44, Callable 5/15/44 @ 100	485,727
430,000	Rockies Express Pipeline LLC, 6.85%, 7/15/18(b)	449,350
700,000	Williams Partners LP, 6.30%, 4/15/40	784,493

		3,406,353

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Road & Rail (0.1%):
$ 215,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100	$214,717

Software (0.2%):
640,000	Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44 @ 100	607,127

Technology Hardware, Storage & Peripherals (0.3%):
920,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	987,162

Trading Companies & Distributors (0.2%):
800,000	International Lease Finance Corp., 7.13%, 9/1/18(b)	854,998

Wireless Telecommunication Services (0.2%):
400,000	Sprint Communications, Inc., 9.00%, 11/15/18(b)	435,500
305,000	T-Mobile USA, Inc., 6.63%, 4/28/21, Callable 4/28/17 @ 103.32	315,218
120,000	T-Mobile USA, Inc., 5.38%, 4/15/27, Callable 4/15/22 @ 102.69	123,900

		874,618

Total Corporate Bonds (Cost $83,457,528)		83,611,324

Yankee Dollars (2.0%):
Banks (0.3%):
1,100,000	HBOS plc, Series G, 6.75%, 5/21/18(b)	1,151,939

Biotechnology (0.2%):
600,000	Shire Acq INV Ireland DA, 1.90%, 9/23/19	595,676

Capital Markets (0.2%):
610,000	Credit Suisse GP Funding, 3.13%, 12/10/20	613,384

Diversified Telecommunication Services (0.1%):
400,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(b)	402,000

Industrial Conglomerates (0.4%):
1,441,000	GE Capital International Funding, 4.42%, 11/15/35	1,521,629
465,000	Siemens Financieringsmat, 1.70%, 9/15/21(b)	448,312

		1,969,941

Oil, Gas & Consumable Fuels (0.1%):
350,000	Shell International Finance BV, 4.38%, 5/11/45	354,936

Pharmaceuticals (0.5%):
800,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	807,299
400,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	401,087
200,000	Grifols Worldwide OP, Ltd., 5.25%, 4/1/22, Callable 4/19/17 @ 103.94	207,600
400,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94(b)	310,500
200,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(b)	154,000

		1,880,486

Professional Services (0.1%):
181,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(b)	189,598

Principal Amount		Fair Value
Yankee Dollars, continued
Semiconductors & Semiconductor Equipment (0.1%):
$ 200,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(b)	$207,500

Total Yankee Dollars (Cost $7,423,823)		7,365,460

Municipal Bonds (0.7%):
California (0.1%):
350,000	California St, GO, 7.95%, 3/1/36, Continuously Callable @ 100.00	403,536

New York (0.6%):
1,125,000	New York NY, Build America Bonds, GO, 5.05%, 10/1/24	1,275,480
750,000	New York City Municipal Finance Authority Water & Sewer System Revenue, 5.95%, 6/15/42	987,525

		2,263,005

Total Municipal Bonds (Cost $2,634,822)		2,666,541

U.S. Government Agency Mortgages (28.8%):
Federal Home Loan Mortgage Corp. (9.3%)
746,800	3.00%, 3/1/31, Pool #G18592	766,644
2,040,687	2.50%, 12/1/31, Pool #G18622	2,043,742
2,278,081	3.50%, 4/1/44, Pool #G07848	2,348,774
3,275,302	3.50%, 4/1/45, Pool #G60023	3,377,019
3,095,246	4.00%, 12/1/45, Pool #G60344	3,272,549
1,170,730	4.00%, 3/1/46, Pool #G08699	1,228,945
1,036,226	3.50%, 3/1/46, Pool #G08698	1,060,491
4,653,608	3.50%, 4/1/46, Pool #G08702	4,762,580
2,520,250	4.00%, 5/1/46, Pool #G08707	2,645,571
2,987,041	3.50%, 6/1/46, Pool #G08711	3,056,988
1,429,658	3.00%, 8/1/46, Pool #G08715	1,417,470
2,799,923	3.50%, 8/1/46, Pool #G08716	2,865,487
795,795	3.50%, 9/1/46, Pool #G08722	814,430
383,213	3.00%, 9/1/46, Pool #G08721	379,946
1,907,058	3.00%, 10/1/46, Pool #G08726	1,890,800
2,049,945	3.00%, 11/1/46, Pool #G08732	2,032,469

		33,963,905

Federal Home Loan Mortgage Corporation (1.3%)
2,909,196	3.00%, 6/1/46, Pool #G08710	2,884,395
1,942,849	3.00%, 1/1/47, Pool #G08741	1,926,285

		4,810,680

Federal National Mortgage Association (14.4%)
1,098,876	4.12%, 4/1/20, Pool #464959	1,159,237
1,694,953	3.42%, 10/1/20, Pool #FN0009	1,755,327
963,657	3.43%, 10/1/20, Pool #466386	1,004,694
1,618,481	3.67%, 10/1/20, Pool #AE0918	1,692,701
2,447,519	3.76%, 12/1/20, Pool #FN0001	2,561,471
983,364	3.94%, 1/1/21, Pool #466969	1,040,088
1,245,000	3.06%, 5/1/22, Pool #471258	1,287,827
767,798	2.51%, 8/1/26, Pool #AN2270	747,267
1,684,936	2.50%, 9/1/26, Pool #MA2740	1,707,458
1,021,256	3.00%, 2/1/27, Pool #MA2915	1,051,504
1,380,503	2.97%, 5/1/27, Pool #AL6829	1,371,533
780,000	2.49%, 9/1/28, Pool #AN2840	734,729
712,546	3.53%, 12/1/30, Pool #AN0475	731,353
1,384,400	3.50%, 1/1/32, Pool #AB4262	1,445,896
1,825,000	3.00%, 4/25/32, TBA	1,871,223
786,255	3.00%, 10/1/33, Pool #MA1676	804,017
1,668,127	3.50%, 4/1/43, Pool #MA1404	1,711,832
1,267,428	4.50%, 2/1/46, Pool #AL9106	1,359,089
2,450,000	3.00%, 4/25/46, TBA	2,428,563
2,535,000	3.50%, 4/25/46, TBA	2,593,028

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$2,146,258	4.00%, 9/1/46, Pool #AL9027	$2,251,500
2,875,994	4.00%, 9/1/46, Pool # AL9549	3,017,087
1,832,114	4.50%, 10/1/46, Pool #AL9105	1,968,441
2,355,000	4.00%, 4/25/47, TBA	2,470,174
12,060,000	4.50%, 4/25/47, TBA	12,930,580

		51,696,619

Government National Mortgage Association (3.8%)
1,322,616	3.50%, 3/20/46, Pool #MA3521	1,372,937
1,360,274	3.50%, 4/20/46, Pool #MA3597	1,412,028
1,631,569	3.50%, 5/20/46, Pool #MA3663	1,693,644
543,684	3.50%, 9/20/46, Pool #MA3937	564,369
2,635,449	3.00%, 12/20/46, Pool #MA4126	2,661,660
1,780,000	3.00%, 4/20/47, TBA	1,795,575
3,890,000	3.50%, 4/20/47, TBA	4,033,444

		13,533,657

Total U.S. Government Agency Mortgages (Cost $105,055,282)		104,004,861

U.S. Treasury Obligations (33.8%):
U.S. Treasury Bills (4.4%)
216,000	0.31%, 4/6/17(d)(e)	215,989
15,400,000	0.65%, 4/27/17(d)	15,392,500

		15,608,489

U.S. Treasury Bonds (4.2%)
15,385,000	3.00%, 2/15/47	15,330,306

U.S. Treasury Inflation Index Bonds (0.7%)
2,160,000	0.75%, 2/15/45	2,120,399
508,000	0.88%, 2/15/47	503,203

		2,623,602

U.S. Treasury Inflation Index Notes (1.0%)
3,525,000	0.38%, 7/15/25	3,618,897

U.S. Treasury Notes (23.5%)
840,000	0.75%, 10/31/17	839,016
3,985,000	1.00%, 12/31/17	3,984,223
1,755,000	1.13%, 2/28/19	1,751,023
10,705,000	1.25%, 3/31/19	10,702,913
1,640,000	1.50%, 1/31/22	1,607,712
4,900,000	1.88%, 1/31/22	4,889,279
24,150,000	1.88%, 2/28/22	24,098,125
14,680,000	1.88%, 3/31/22	14,642,155
3,550,000	1.88%, 5/31/22	3,533,219
18,540,000	2.25%, 2/15/27	18,303,188

		84,350,853

Total U.S. Treasury Obligations (Cost $121,321,698)		121,532,147

Securities Held as Collateral for Securities on Loan (0.0%):
$162,360	AZL MetWest Total Return Bond Fund Securities Lending Collateral Account(f)	162,360

Total Securities Held as Collateral for Securities on Loan (Cost $162,360)		162,360

Shares		Fair Value
Unaffiliated Investment Company (2.2%):
7,815,649	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(d)	7,815,649

Total Unaffiliated Investment Company (Cost $7,815,649)		7,815,649

Total Investment Securities (Cost $389,052,017)(g) - 107.5%		388,024,844
Net other assets (liabilities) - (7.5)%		(27,055,725)

Net Assets - 100.0%		$360,969,119

Percentages indicated are based on net assets as of March 31, 2017.

GO	-	General Obligation
MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit
TBA	-	To Be Announced Security

^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $152,460.
(a)	Variable rate security. The rate presented represents the rate in effect at March 31, 2017. The date presented represents the final maturity date.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 0.44% of the net assets of the fund.
(d)	The rate represents the effective yield at March 31, 2017.
(e)	All or a portion of this security has been pledged as collateral for open derivative positions.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(g)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note July Futures	Long	6/30/17	82	$17,749,156	$14,549
U.S. Treasury 5-Year Note July Futures	Long	6/30/17	162	19,071,703	41,281

Total					$55,830

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (96.0%):
Aerospace & Defense (2.0%):
75,883	BE Aerospace, Inc.	$4,864,859
32,651	Curtiss-Wright Corp.	2,979,730
21,116	Esterline Technologies Corp.*	1,817,032
34,310	Huntington Ingalls Industries, Inc.	6,870,235
38,176	KLX, Inc.*	1,706,467
42,628	Orbital ATK, Inc.	4,177,544
26,226	Teledyne Technologies, Inc.*	3,316,540

		25,732,407

Airlines (0.4%):
250,487	JetBlue Airways Corp.*	5,162,537

Auto Components (0.7%):
40,269	Cooper Tire & Rubber Co.^	1,785,930
107,033	Dana Holding Corp.	2,066,807
213,521	Gentex Corp.^	4,554,403

		8,407,140

Automobiles (0.3%):
35,565	Thor Industries, Inc.	3,418,863

Banks (7.2%):
111,565	Associated Banc-Corp.	2,722,186
63,222	BancorpSouth, Inc.	1,912,466
32,205	Bank of Hawaii Corp.^	2,652,404
67,755	Bank of the Ozarks, Inc.	3,523,938
54,482	Cathay General Bancorp	2,052,882
52,818	Chemical Financial Corp.	2,701,641
65,378	Commerce Bancshares, Inc.	3,671,628
41,984	Cullen/Frost Bankers, Inc.	3,735,316
107,146	East West Bancorp, Inc.	5,529,805
235,884	F.N.B. Corp.	3,507,595
175,034	First Horizon National Corp.^	3,238,129
129,390	Fulton Financial Corp.	2,309,612
62,622	Hancock Holding Co.	2,852,432
43,159	International Bancshares Corp.	1,527,829
52,323	MB Financial, Inc.	2,240,471
88,743	PacWest Bancorp	4,726,452
59,800	PrivateBancorp, Inc.	3,550,326
52,056	Prosperity Bancshares, Inc.	3,628,824
39,958	Signature Bank*	5,929,368
38,877	SVB Financial Group*	7,234,620
91,617	Synovus Financial Corp.	3,758,129
126,953	TCF Financial Corp.	2,160,740
36,705	Texas Capital Bancshares, Inc.*	3,063,032
50,306	Trustmark Corp.^	1,599,228
32,951	UMB Financial Corp.	2,481,540
165,598	Umpqua Holdings Corp.	2,937,709
192,714	Valley National Bancorp^	2,274,025
68,779	Webster Financial Corp.^	3,441,701
38,801	Wintrust Financial Corp.	2,681,925

		93,645,953

Beverages (0.1%):
7,042	Boston Beer Co., Inc. (The), Class A*^	1,018,625

Biotechnology (0.7%):
81,841	Bioverativ, Inc.*	4,457,061
33,129	United Therapeutics Corp.*	4,485,004

		8,942,065

Building Products (0.8%):
109,456	A.O. Smith Corp.	5,599,769
28,933	Lennox International, Inc.^	4,840,491

		10,440,260

Capital Markets (2.6%):
85,304	Eaton Vance Corp.^	3,835,268
29,780	FactSet Research Systems, Inc.^	4,911,020
25,410	Federated Investors, Inc., Class B^	669,299
109,908	Janus Capital Group, Inc.	1,450,786

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
64,457	Legg Mason, Inc.^	$2,327,542
28,027	MarketAxess Holdings, Inc.	5,254,782
67,294	MSCI, Inc., Class A	6,540,303
100,299	SEI Investments Co.	5,059,082
50,647	Stifel Financial Corp.*^	2,541,973
64,386	Waddell & Reed Financial, Inc., Class A^	1,094,562

		33,684,617

Chemicals (3.3%):
46,343	Ashland Global Holdings, Inc.	5,737,727
47,017	Cabot Corp.	2,816,788
136,120	Chemours Co. (The)	5,240,620
25,736	Minerals Technologies, Inc.	1,971,378
6,954	NewMarket Corp.^	3,151,761
122,572	Olin Corp.^	4,028,942
63,319	PolyOne Corp.	2,158,545
99,478	RPM International, Inc.	5,474,274
33,440	Scotts Miracle-Gro Co. (The)	3,122,962
33,618	Sensient Technologies Corp.	2,664,563
54,364	Valspar Corp. (The)^	6,031,141

		42,398,701

Commercial Services & Supplies (1.5%):
39,622	Clean Harbors, Inc.*^	2,203,776
76,224	Copart, Inc.*	4,720,552
36,647	Deluxe Corp.	2,644,814
44,524	Herman Miller, Inc.	1,404,732
32,688	HNI Corp.	1,506,590
23,296	MSA Safety, Inc.	1,646,794
138,533	Pitney Bowes, Inc.	1,816,168
72,328	Rollins, Inc.^	2,685,539

		18,628,965

Communications Equipment (1.5%):
142,655	ARRIS International plc*	3,773,225
303,006	Brocade Communications Systems, Inc.	3,781,514
104,973	Ciena Corp.*	2,478,413
25,393	InterDigital, Inc.	2,191,416
68,217	NetScout Systems, Inc.*^	2,588,835
24,662	Plantronics, Inc.	1,334,461
39,376	ViaSat, Inc.*^	2,512,976

		18,660,840

Construction & Engineering (1.2%):
115,432	Aecom Technology Corp.*	4,108,224
23,353	Dycom Industries, Inc.*^	2,170,661
44,340	Emcor Group, Inc.	2,791,203
29,450	Granite Construction, Inc.^	1,478,096
106,188	KBR, Inc.	1,596,006
16,888	Valmont Industries, Inc.	2,626,084

		14,770,274

Construction Materials (0.3%):
35,979	Eagle Materials, Inc., Class A	3,495,000

Consumer Finance (0.3%):
320,615	SLM Corp.*	3,879,442

Containers & Packaging (1.8%):
47,032	AptarGroup, Inc.^	3,620,994
70,340	Bemis Co., Inc.^	3,436,812
17,936	Greif, Inc., Class A	988,094
122,659	Owens-Illinois, Inc.*	2,499,790
69,255	Packaging Corp. of America	6,345,143
28,177	Silgan Holdings, Inc.	1,672,587
74,764	Sonoco Products Co.	3,956,511

		22,519,931

Distributors (0.3%):
30,779	Pool Corp.	3,672,858

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (0.7%):
42,891	DeVry Education Group, Inc.^	$1,520,486
3,544	Graham Holdings Co., Class B	2,124,805
142,089	Service Corp. International	4,387,708
34,441	Sotheby’s*	1,566,377

		9,599,376

Diversified Telecommunication Services (0.1%):
871,836	Frontier Communications Corp.^	1,865,729

Electric Utilities (1.9%):
160,882	Great Plains Energy, Inc.	4,700,972
82,033	Hawaiian Electric Industries, Inc.	2,732,519
37,921	IDACORP, Inc.	3,145,926
148,596	OGE Energy Corp.	5,197,888
60,506	PNM Resources, Inc.	2,238,722
105,650	Westar Energy, Inc.	5,733,626

		23,749,653

Electrical Equipment (0.8%):
32,277	EnerSys	2,547,946
38,446	Hubbell, Inc.	4,615,443
33,288	Regal-Beloit Corp.	2,518,237

		9,681,626

Electronic Equipment, Instruments & Components (4.3%):
66,882	Arrow Electronics, Inc.*	4,909,808
95,390	Avnet, Inc.	4,365,046
31,351	Belden, Inc.^	2,169,176
63,955	Cognex Corp.	5,369,022
18,249	Coherent, Inc.*	3,752,724
27,842	IPG Photonics Corp.*^	3,360,529
138,602	Jabil Circuit, Inc.^	4,008,370
135,435	Keysight Technologies, Inc.*	4,894,621
65,916	Knowles Corp.*^	1,249,108
16,898	Littlelfuse, Inc.	2,702,159
78,939	National Instruments Corp.	2,570,254
21,925	SYNNEX Corp.	2,454,285
25,485	Tech Data Corp.*	2,393,042
187,499	Trimble Navigation, Ltd.*	6,001,843
82,925	VeriFone Systems, Inc.*^	1,553,185
99,549	Vishay Intertechnology, Inc.^	1,637,581
39,298	Zebra Technologies Corp., Class A*^	3,585,943

		56,976,696

Energy Equipment & Services (1.4%):
47,680	Diamond Offshore Drilling, Inc.*^	796,733
28,688	Dril-Quip, Inc.*^	1,564,930
229,175	Ensco plc, Class A, ADR^	2,051,116
212,823	Nabors Industries, Ltd.	2,781,597
187,101	Noble Corp. plc^	1,158,155
72,888	Oceaneering International, Inc.^	1,973,807
37,598	Oil States International, Inc.*^	1,246,374
119,577	Patterson-UTI Energy, Inc.^	2,902,133
95,858	Rowan Cos. plc, Class A*^	1,493,468
113,585	Superior Energy Services, Inc.*^	1,619,722

		17,588,035

Equity Real Estate Investment Trusts (6.9%):
65,226	Camden Property Trust	5,248,084
64,347	Care Capital Properties, Inc.^	1,729,004
87,450	Corecivic, Inc.	2,747,679
73,334	Corporate Office Properties Trust	2,427,355
310,931	Cousins Properties, Inc.	2,571,399
54,901	Cyrusone, Inc.	2,825,754
68,426	DCT Industrial Trust, Inc.	3,292,659
108,091	Douglas Emmett, Inc.	4,150,694
263,853	Duke Realty Corp.	6,931,418
55,330	Education Realty Trust, Inc.	2,260,231

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
47,717	EPR Properties	$3,513,403
88,432	First Industrial Realty Trust, Inc.	2,354,944
60,634	Geo Group, Inc. (The)	2,811,599
86,529	Healthcare Realty Trust, Inc.	2,812,193
72,798	Kilroy Realty Corp.	5,247,280
61,768	Lamar Advertising Co., Class A^	4,616,540
85,258	LaSalle Hotel Properties^	2,468,219
109,923	Liberty Property Trust	4,237,532
34,932	Life Storage, Inc.^	2,868,616
66,773	Mack-Cali Realty Corp.^	1,798,865
240,699	Medical Properties Trust, Inc.^	3,102,610
109,819	National Retail Properties, Inc.	4,790,305
29,558	Potlatch Corp.	1,350,801
69,584	Quality Care Properties*^	1,312,354
178,245	Senior Housing Properties Trust	3,609,461
72,593	Tanger Factory Outlet Centers, Inc.	2,378,873
104,203	Uniti Group, Inc.	2,693,648
69,781	Urban Edge Properties^	1,835,240
134,220	Washington Prime Group, Inc.	1,166,372

		89,153,132

Food & Staples Retailing (0.6%):
29,390	Casey’s General Stores, Inc.^	3,299,028
96,961	Sprouts Farmers Market, Inc.*^	2,241,738
37,754	United Natural Foods, Inc.*^	1,632,105

		7,172,871

Food Products (3.0%):
67,381	Dean Foods Co.^	1,324,710
135,392	Flowers Foods, Inc.^	2,627,959
77,604	Hain Celestial Group, Inc.*	2,886,869
53,872	Ingredion, Inc.	6,487,805
103,798	Lamb Weston Holding, Inc.	4,365,744
14,591	Lancaster Colony Corp.	1,879,904
48,540	Post Holdings, Inc.*^	4,248,221
64,657	Snyders-Lance, Inc.^	2,606,324
14,631	Tootsie Roll Industries, Inc.^	546,473
42,541	TreeHouse Foods, Inc.*^	3,601,521
131,743	WhiteWave Foods Co., Class A*	7,397,370

		37,972,900

Gas Utilities (2.2%):
77,441	Atmos Energy Corp.	6,117,065
63,807	National Fuel Gas Co.^	3,804,173
62,660	New Jersey Resources Corp.	2,481,336
39,470	ONE Gas, Inc.	2,668,172
35,735	Southwest Gas Corp.	2,962,789
128,780	UGI Corp.	6,361,731
38,354	WGL Holdings, Inc.	3,165,356

		27,560,622

Health Care Equipment & Supplies (3.6%):
29,636	ABIOMED, Inc.*	3,710,427
56,082	Align Technology, Inc.*	6,433,166
54,008	Globus Medical, Inc., Class A*^	1,599,717
34,685	Halyard Health, Inc.*	1,321,152
45,081	Hill-Rom Holdings, Inc.	3,182,719
33,522	LivaNova plc*	1,642,913
33,350	Masimo Corp.*	3,110,221
37,274	NuVasive, Inc.*^	2,783,622
104,770	ResMed, Inc.^	7,540,297
63,713	STERIS plc	4,425,506
33,374	Teleflex, Inc.	6,465,545
54,657	West Pharmaceutical Services, Inc.	4,460,558

		46,675,843

Health Care Providers & Services (1.9%):
67,715	HealthSouth Corp.^	2,898,879
29,650	LifePoint Hospitals, Inc.*^	1,942,075
69,708	MEDNAX, Inc.*^	4,836,341

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
31,633	Molina Healthcare, Inc.*^	$1,442,465
47,058	Owens & Minor, Inc.^	1,628,207
56,681	Tenet Healthcare Corp.*^	1,003,821
60,375	VCA Antech, Inc.*	5,524,312
33,076	WellCare Health Plans, Inc.*	4,637,586

		23,913,686

Health Care Technology (0.1%):
135,024	Allscripts Healthcare Solutions, Inc.*^	1,712,104

Hotels, Restaurants & Leisure (2.6%):
37,950	Brinker International, Inc.^	1,668,282
13,475	Buffalo Wild Wings, Inc.*	2,058,306
33,501	Cheesecake Factory, Inc. (The)^	2,122,623
9,594	Churchill Downs, Inc.	1,524,007
18,094	Cracker Barrel Old Country Store, Inc.^	2,881,470
35,766	Domino’s Pizza, Inc.	6,591,673
68,712	Dunkin’ Brands Group, Inc.	3,757,172
18,608	International Speedway Corp., Class A	687,566
24,235	Jack in the Box, Inc.	2,465,184
15,811	Panera Bread Co., Class A*^	4,140,427
19,946	Papa John’s International, Inc.^	1,596,478
47,203	Texas Roadhouse, Inc.	2,101,950
145,825	Wendy’s Co. (The)	1,984,678

		33,579,816

Household Durables (1.5%):
55,581	CalAtlantic Group, Inc.^	2,081,508
19,991	Helen of Troy, Ltd.*	1,883,152
63,950	KB Home	1,271,326
2,560	NVR, Inc.*	5,393,613
34,785	Tempur Sealy International, Inc.*^	1,616,111
111,939	Toll Brothers, Inc.*	4,042,117
117,743	TRI Pointe Homes, Inc.*^	1,476,497
38,273	Tupperware Brands Corp.^	2,400,483

		20,164,807

Household Products (0.2%):
46,659	Energizer Holdings, Inc.	2,601,239

Industrial Conglomerates (0.4%):
48,125	Carlisle Cos., Inc.	5,120,981

Insurance (4.3%):
8,533	Alleghany Corp.*	5,244,893
54,440	American Financial Group, Inc.	5,194,665
45,492	Aspen Insurance Holdings, Ltd.	2,367,859
86,175	Brown & Brown, Inc.	3,595,221
130,923	CNO Financial Group, Inc.	2,683,922
21,432	Everest Re Group, Ltd.	5,011,016
82,523	First American Financial Corp.	3,241,503
329,921	Genworth Financial, Inc., Class A*	1,359,275
32,047	Hanover Insurance Group, Inc. (The)	2,886,153
37,224	Kemper Corp.	1,485,238
27,500	Mercury General Corp.^	1,677,225
182,970	Old Republic International Corp.^	3,747,226
34,525	Primerica, Inc.^	2,837,955
47,807	Reinsurance Group of America, Inc.	6,070,532
11,228	RenaissanceRe Holdings, Ltd.	1,624,130
72,467	W.R. Berkley Corp.	5,118,344

		54,145,157

Internet & Direct Marketing Retail (0.1%):
23,741	HSN, Inc.	880,791

Internet Software & Services (0.6%):
35,883	j2 Global, Inc.	3,010,943
39,072	LogMeIn, Inc.	3,809,520

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
28,043	WebMD Health Corp.*^	$1,477,305

		8,297,768

IT Services (3.8%):
56,852	Acxiom Corp.*	1,618,576
88,678	Broadridge Financial Solutions, Inc.	6,025,670
104,954	Computer Sciences Corp.	7,242,876
72,774	Convergys Corp.^	1,539,170
65,275	CoreLogic, Inc.*	2,657,998
24,104	DST Systems, Inc.	2,952,740
61,488	Gartner, Inc.*	6,640,089
58,244	Jack Henry & Associates, Inc.	5,422,516
106,493	Leidos Holdings, Inc.	5,446,052
48,454	Maximus, Inc.	3,013,839
12,323	NeuStar, Inc., Class A*	408,507
32,792	Science Applications International Corp.^	2,439,725
28,865	WEX, Inc.*	2,987,528

		48,395,286

Leisure Products (0.6%):
66,366	Brunswick Corp.	4,061,599
44,202	Polaris Industries, Inc.^	3,704,128

		7,765,727

Life Sciences Tools & Services (0.9%):
15,624	Bio-Rad Laboratories, Inc., Class A*	3,114,488
27,747	Bio-Techne Corp.	2,820,483
35,534	Charles River Laboratories International, Inc.*	3,196,283
37,870	PAREXEL International Corp.*	2,389,976

		11,521,230

Machinery (4.6%):
50,651	AGCO Corp.	3,048,177
37,365	Crane Co.	2,796,023
98,145	Donaldson Co., Inc.	4,467,560
41,622	Graco, Inc.^	3,918,295
56,870	IDEX Corp.	5,317,915
65,551	ITT, Inc.	2,688,902
74,038	Joy Global, Inc.	2,091,574
59,601	Kennametal, Inc.	2,338,147
45,900	Lincoln Electric Holdings, Inc.	3,986,874
39,774	Nordson Corp.	4,885,838
55,470	OshKosh Corp.	3,804,687
78,705	Terex Corp.	2,471,337
51,883	Timken Co.	2,345,112
81,099	Toro Co.^	5,065,444
113,108	Trinity Industries, Inc.^	3,003,017
64,070	Wabtec Corp.^	4,997,460
41,096	Woodward, Inc.	2,791,240

		60,017,602

Marine (0.2%):
40,216	Kirby Corp.*^	2,837,239

Media (1.4%):
41,809	AMC Networks, Inc., Class A*	2,453,352
3,550	Cable One, Inc.	2,216,869
79,406	Cinemark Holdings, Inc.^	3,520,862
33,403	John Wiley & Sons, Inc., Class A	1,797,081
97,348	Live Nation, Inc.*	2,956,459
27,454	Meredith Corp.^	1,773,528
90,591	New York Times Co. (The), Class A	1,304,510
73,722	Time, Inc.	1,426,521

		17,449,182

Metals & Mining (2.0%):
80,836	Allegheny Technologies, Inc.^	1,451,815
34,723	Carpenter Technology Corp.^	1,295,168
85,889	Commercial Metals Co.	1,643,057

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
25,677	Compass Minerals International, Inc.^	$1,742,184
54,221	Reliance Steel & Aluminum Co.	4,338,764
48,556	Royal Gold, Inc.	3,401,348
180,116	Steel Dynamics, Inc.	6,260,831
129,534	United States Steel Corp.	4,379,545
32,543	Worthington Industries, Inc.	1,467,364

		25,980,076

Multiline Retail (0.3%):
33,753	Big Lots, Inc.^	1,643,095
19,165	Dillard’s, Inc., Class A^	1,001,180
229,130	J.C. Penney Co., Inc.*^	1,411,441

		4,055,716

Multi-Utilities (1.0%):
40,009	Black Hills Corp.	2,659,398
143,894	MDU Resources Group, Inc.	3,938,379
36,716	NorthWestern Corp.	2,155,229
61,777	Vectren Corp.	3,620,750

		12,373,756

Oil, Gas & Consumable Fuels (1.9%):
131,303	CONSOL Energy, Inc.*^	2,203,264
72,140	Energen Corp.*	3,927,302
118,043	Gulfport Energy Corp.*	2,029,159
131,815	HollyFrontier Corp.^	3,735,637
178,076	QEP Resources, Inc.*	2,263,346
72,765	SM Energy Co.^	1,747,815
57,971	Western Refining, Inc.	2,033,043
53,227	World Fuel Services Corp.	1,929,479
294,549	WPX Energy, Inc.*	3,944,011

		23,813,056

Paper & Forest Products (0.3%):
47,545	Domtar Corp.	1,736,343
107,257	Louisiana-Pacific Corp.*	2,662,119

		4,398,462

Personal Products (0.5%):
320,346	Avon Products, Inc.*	1,409,522
43,478	Edgewell Personal Care Co.*^	3,179,982
37,660	Nu Skin Enterprises, Inc., Class A^	2,091,636

		6,681,140

Pharmaceuticals (0.6%):
64,727	Akorn, Inc.*^	1,558,626
92,266	Catalent, Inc.*	2,612,973
147,476	Endo International plc*	1,645,832
39,764	Prestige Brands Holdings, Inc.*	2,209,288

		8,026,719

Professional Services (0.7%):
23,538	CEB, Inc.	1,850,087
32,695	FTI Consulting, Inc.*	1,346,053
50,272	Manpower, Inc.	5,156,399

		8,352,539

Real Estate Investment Trusts (REITs) (2.0%):
98,614	American Campus Communities, Inc.	4,693,040
75,559	Highwoods Properties, Inc.	3,712,214
112,153	Hospitality Properties Trust	3,536,184
145,797	Omega Healthcare Investors, Inc.^	4,809,844
91,691	Rayonier, Inc.	2,598,523
45,420	Taubman Centers, Inc.^	2,998,628
88,537	Weingarten Realty Investors	2,956,250

		25,304,683

Real Estate Management & Development (0.4%):
34,289	Alexander & Baldwin, Inc.	1,526,546

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
33,889	Jones Lang LaSalle, Inc.	$3,776,929

		5,303,475

Road & Rail (1.0%):
65,315	Avis Budget Group, Inc.*	1,932,018
45,558	Genesee & Wyoming, Inc., Class A*	3,091,566
31,505	Landstar System, Inc.	2,698,403
51,369	Old Dominion Freight Line, Inc.	4,395,646
33,977	Werner Enterprises, Inc.	890,197

		13,007,830

Semiconductors & Semiconductor Equipment (2.3%):
47,883	Cirrus Logic, Inc.*^	2,906,019
72,481	Cree, Inc.*^	1,937,417
243,693	Cypress Semiconductor Corp.^	3,353,216
57,995	First Solar, Inc.*^	1,571,665
99,158	Integrated Device Technology, Inc.*	2,347,070
85,696	Microsemi Corp.*	4,415,915
28,151	Monolithic Power Systems, Inc.	2,592,707
31,134	Silicon Laboratories, Inc.*	2,289,906
26,278	Synaptics, Inc.*^	1,301,024
149,027	Teradyne, Inc.	4,634,739
81,319	Versum Materials, Inc.*	2,488,361

		29,838,039

Software (4.0%):
86,522	ACI Worldwide, Inc.*	1,850,706
63,241	ANSYS, Inc.*	6,758,566
207,183	Cadence Design Systems, Inc.*	6,505,546
107,770	CDK Global, Inc.	7,006,129
31,158	CommVault Systems, Inc.*	1,582,826
23,292	Fair Isaac Corp.	3,003,503
110,754	Fortinet, Inc.*	4,247,416
52,301	Manhattan Associates, Inc.*	2,722,267
85,006	PTC, Inc.*	4,467,065
75,368	Take-Two Interactive Software, Inc.*	4,467,061
24,920	Tyler Technologies, Inc.*	3,851,635
22,046	Ultimate Software Group, Inc. (The)*^	4,303,600

		50,766,320

Specialty Retail (2.1%):
47,625	Aaron’s, Inc.	1,416,368
127,063	American Eagle Outfitters, Inc.^	1,782,694
38,979	Cabela’s, Inc., Class A*	2,070,175
96,027	Chico’s FAS, Inc.^	1,363,583
57,067	CST Brands, Inc.	2,744,352
65,529	Dick’s Sporting Goods, Inc.	3,188,641
76,796	GameStop Corp., Class A^	1,731,750
83,371	Michaels Cos., Inc. (The)*	1,866,677
25,778	Murphy U.S.A., Inc.*^	1,892,621
378,144	Office Depot, Inc.	1,764,042
106,206	Sally Beauty Holdings, Inc.*^	2,170,851
65,653	Urban Outfitters, Inc.*^	1,559,915
61,263	Williams-Sonoma, Inc.^	3,284,921

		26,836,590

Technology Hardware, Storage & Peripherals (0.6%):
79,898	3D Systems Corp.*^	1,195,274
56,070	Diebold, Inc.	1,721,349
92,603	NCR Corp.*	4,230,105

		7,146,728

Textiles, Apparel & Luxury Goods (0.8%):
37,133	Carter’s, Inc.	3,334,543
23,943	Deckers Outdoor Corp.*	1,430,115

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
91,881	Kate Spade & Co.*	$2,134,396
99,419	Skechers U.S.A., Inc., Class A*	2,729,052

		9,628,106

Thrifts & Mortgage Finance (0.6%):
363,099	New York Community Bancorp, Inc.^	5,072,493
67,524	Washington Federal, Inc.	2,235,044

		7,307,537

Trading Companies & Distributors (0.8%):
30,035	GATX Corp.^	1,830,934
33,319	MSC Industrial Direct Co., Inc., Class A	3,423,860
79,876	NOW, Inc.*^	1,354,697
22,357	Watsco, Inc.	3,201,075

		9,810,566

Water Utilities (0.3%):
131,879	Aqua America, Inc.^	4,239,910

Wireless Telecommunication Services (0.1%):
69,745	Telephone & Data Systems, Inc.	1,848,940

Total Common Stocks (Cost $1,006,975,336)		1,229,597,764

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (1.3%):
Internet & Direct Marketing Retail (0.1%):
37,815	Flipkart, Series D, 0.00%(a)(b)	1,900,582

Internet Software & Services (1.0%):
76,914	Airbnb, Inc., Series D, 0.00%(a)(b)	8,075,969
245,606	Dropbox, Inc., 0.00%*(a)(b)	2,767,980
33,446	Peixe Urbano, Inc., 0.00%*(a)(b)	—
116,948	Survey Monkey, Inc., 0.00%*(a)(b)	1,256,022

		12,099,971

Software (0.2%):
229,712	Palantir Technologies, Inc., Series G, 0.00%*(a)(b)	1,823,913
67,672	Palantir Technologies, Inc., Series H, 0.00%*(a)(b)	537,316
67,672	Palantir Technologies, Inc., Series H-1, 0.00%*(a)(b)	537,316

		2,898,545

Total Private Placements (Cost $10,424,499)		16,899,098

Securities Held as Collateral for Securities on Loan (18.5%):
$236,590,988	AZL Mid Cap Index Fund Securities Lending Collateral Account(c)	236,590,988

Total Securities Held as Collateral for Securities on Loan (Cost $236,590,988)		236,590,988

Unaffiliated Investment Company (2.6%):
32,775,680	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(d)	32,775,680

Total Unaffiliated Investment Company (Cost $32,775,680)		32,775,680

Total Investment Securities (Cost $1,286,766,503)(e) - 118.4%		1,515,863,530
Net other assets (liabilities) - (18.4)%		(235,168,754)

Net Assets - 100.0%		$1,280,694,776

Contracts, Shares, Notional Amount or Principal Amount	Fair Value

Percentages indicated are based on net assets as of March 31, 2017.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $231,491,679.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 1.32% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 1.32% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(d)	The rate represents the effective yield at March 31, 2017.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or rounds to less than $1.

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $1,469,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 E-Mini June Futures	Long	6/16/17	199	$34,192,180	$5,977

See accompanying notes to the schedules of portfolio investments.

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Affiliated Investment Companies (100.0%):
3,064,691	AZL Mid Cap Index Fund, Class 2	$68,250,677
7,291,099	AZL International Index Fund, Class 2	110,751,795
26,128,006	AZL Enhanced Bond Index Fund	280,614,786
2,478,271	AZL Small Cap Stock Index Fund, Class 2	35,587,973
15,522,559	AZL S&P 500 Index Fund, Class 2	231,286,135

Total Affiliated Investment Company (Cost $683,531,337)		726,491,366

Total Investment Securities (Cost $683,531,337)(a) - 100.0%		726,491,366
Net other assets (liabilities) - 0.0%		(230,320)

Net Assets - 100.0%		$726,261,046

Percentages indicated are based on net assets as of March 31, 2017.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (99.1%):
Diversified Real Estate Activities (9.6%):
57,091	CapitaLand, Ltd.	$148,191
22,521	Hang Lung Properties, Ltd.	58,655
112,201	Henderson Land Development Co., Ltd.	695,062
177,311	Mitsubishi Estate Co., Ltd.	3,243,062
143,098	Mitsui Fudosan Co., Ltd.	3,061,873
610,801	New World Development Co., Ltd.	753,110
52,331	Sumitomo Realty & Development Co., Ltd.	1,362,705
228,971	Sun Hung Kai Properties, Ltd.	3,363,993
24,938	UOL Group, Ltd.	124,389
106,399	Wharf Holdings, Ltd. (The)	913,007

		13,724,047

Diversified REITs (7.4%):
90	Activia Properties, Inc.	429,326
2,971	Fonciere des Regions SA	247,883
5,824	Gecina SA	790,259
201,749	GPT Group	794,331
12,793	H&R Real Estate Investment Trust	221,956
352,368	Hibernia REIT plc	467,146
13,423	Hispania Activos Inmobiliarios SA	192,867
7,099	ICADE	519,563
24	Kenedix Office Investment Corp.	141,445
162,845	Land Securities Group plc	2,161,469
5,765	Liberty Property Trust	222,241
31,223	Merlin Properties Socimi SA	349,062
213,790	Mirvac Group	357,565
583	Nomura Real Estate Master Fund, Inc.	905,635
15,406	Spirit Realty Capital, Inc.	156,063
177,508	Stockland Trust Group	629,672
20,183	STORE Capital Corp.	481,970
72,864	Suntec REIT	93,387
420	United Urban Investment Corp.	645,195
56,880	VEREIT, Inc.	482,911

		10,289,946

Health Care Facilities (0.1%):
20,041	Extendicare, Inc.	152,075

Health Care REITs (4.6%):
38,511	Healthcare Realty Trust, Inc.	1,251,608
19,416	Medequities Realty Trust, Inc.	217,653
2,997	Senior Housing Properties Trust	60,689
33,007	Ventas, Inc.	2,146,775
39,990	Welltower, Inc.^	2,832,092

		6,508,817

Hotel & Resort REITs (4.2%):
36,163	Chesapeake Lodging Trust	866,465
128,645	Host Hotels & Resorts, Inc.^	2,400,516
1,364	Invincible Investment Corp.	548,708
236	Japan Hotel REIT Investment Corp.	163,035
58,564	LaSalle Hotel Properties^	1,695,428
931	Parks Hotels & Resorts, Inc.	23,899
19,474	Xenia Hotels & Resorts, Inc.^	332,421

		6,030,472

Hotels, Resorts & Cruise Lines (0.8%):
18,370	Hilton Worldwide Holdings, Inc.	1,073,910

Industrial REITs (4.2%):
135,598	Ascendas Real Estate Investment Trust	244,340
14,645	DCT Industrial Trust, Inc.	704,717
16,410	Duke Realty Corp.	431,091
62,600	Ec World REIT	33,796
246	GLP J-REIT	284,436
186,014	Macquarie Goodman Group	1,099,899
138	Nippon Prologis REIT, Inc.	299,146

Shares		Fair Value
Common Stocks, continued
Industrial REITs, continued
41,017	ProLogis, Inc.	$2,127,962
19,377	Rexford Industrial Realty, Inc.^	436,370
50,895	SERGO plc	290,875

		5,952,632

Office REITs (15.7%):
2,870	Alexandria Real Estate Equities, Inc.^	317,192
29,766	Beni Stabili SpA	18,622
35,101	Boston Properties, Inc.	4,647,723
18,724	Brookfield Canada Office Properties	440,043
176,140	CapitaCommercial Trust	194,947
147,000	Champion REIT	90,107
10,610	Columbia Property Trust, Inc.	236,073
6,268	Corporate Office Properties Trust	207,471
44,138	Cousins Properties, Inc.^	365,021
30	Daiwa Office Investment Corp.	153,512
32,449	Derwent Valley Holdings plc	1,143,848
55,226	Dexus Property Group	412,878
19,281	Douglas Emmett, Inc.^	740,390
125,650	Great Portland Estates plc	1,023,665
286,923	Green REIT plc	416,155
15,526	Hudson Pacific Properties, Inc.	537,821
69,059	Investa Office Fund	250,500
165	Japan Real Estate Investment Corp.	874,598
10,056	Kilroy Realty Corp.	724,836
8,001	Mack-Cali Realty Corp.	215,547
141	Mori Hills REIT Investment Corp., Class C	189,042
185	Mori Trust Sogo REIT, Inc.	286,260
185	Nippon Building Fund, Inc.	1,011,975
206	ORIX JREIT, Inc.	326,501
81,274	Paramount Group, Inc.	1,317,452
4,148	Parkway, Inc.	82,504
3,286	SL Green Realty Corp.^	350,353
53,208	Vornado Realty Trust	5,337,294
7,880	Workspace Group plc	77,619

		21,989,949

Real Estate Development (2.0%):
285,040	Cheung Kong Property Holdings, Ltd.	1,924,433
37,925	China Overseas Land & Investment, Ltd.	108,307
8,000	China Resources Land, Ltd.	21,613
43,641	Sino Land Co., Ltd.	76,473
76,748	St. Modwen Properties plc	312,865
110,178	Urban & Civic plc	328,394

		2,772,085

Real Estate Operating Companies (9.0%):
5,217	ADO Properties SA	187,123
26,941	Atrium European Real Estate, Ltd.	109,003
14,159	Atrium Ljungberg AB, Class B	215,681
2,485,087	BGP Holdings plc*(a)(b)	37,112
8,316	BUWOG-Bauen Und Wohnen Gesellschaft mbH	209,796
22,331	Castellum AB^	296,266
146,436	Citycon OYJ^	346,797
22,689	Deutsche Wohnen AG	747,075
44,468	Entra ASA	485,688
38,282	First Capital Realty, Inc.	576,663
56,262	Global Logistic Properties, Ltd.	111,932
386,052	Hongkong Land Holdings, Ltd.	2,971,905
24,541	Hufvudstaden AB	363,834
8,756	Hulic Co., Ltd.	82,537
296,669	Hysan Development Co., Ltd.	1,346,072
33,413	Inmobiliaria Colonial SA	249,198

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
14,299	Kennedy Wilson Europe Real Estate Plc	$169,003
2,093	LEG Immobilien AG	171,561
214,000	LXB Retail Properties plc	107,870
61,964	Norwegian Property ASA	72,069
8,475	PSP Swiss Property AG	771,441
700	Sponda Oyj	2,927
571,129	Swire Properties, Ltd.	1,829,713
1,119	Swiss Prime Site AG	98,518
31,511	Vonovia SE	1,110,382
966	Wihlborgs Fastigheter AB	18,323

		12,688,489

Residential REITs (10.4%):
157	Advance Residence Investment	429,310
6,958	American Homes 4 Rent, Class A	159,756
7,989	Apartment Investment & Management Co., Class A	354,312
11,379	AvalonBay Communities, Inc.^	2,089,184
15,778	Boardwalk REIT^	559,711
31,445	Camden Property Trust	2,530,065
28,894	Colony Starwood Homes^	980,951
1,595	Equity Lifestyle Properties, Inc.	122,911
75,085	Equity Residential Property Trust	4,671,789
10,619	Essex Property Trust, Inc.^	2,458,617
1,030	Invitation Homes, Inc.*	22,485
285	Mid-America Apartment Communities, Inc.	28,996
6,730	Monogram Residential Trust, Inc.^	67,098
9,796	Unite Group plc	78,190

		14,553,375

Retail REITs (25.5%):
6,040	Acadia Realty Trust^	181,562
215,049	British Land Co. plc	1,644,609
17,071	Brixmor Property Group, Inc.	366,344
132,866	Capital & Regional plc	93,062
202,752	CapitaMall Trust	285,775
3,334	CBL & Associates Properties, Inc.^	31,806
19,148	Crombie REIT	200,595
17,438	Eurocommercial Properties NV	624,613
1,413	Federal Realty Investment Trust	188,636
143,589	Ggp US^	3,328,393
75,483	Hammerson plc	540,047
237	Japan Retail Fund Investment Corp.	465,265
7,801	Kimco Realty Corp.^	172,324
22,817	Klepierre^	887,564
63,238	Liberty International plc	221,260
243,384	Link REIT (The)	1,704,977
16,372	Macerich Co. (The)^	1,054,357
49,893	Mapletree Commercial Trust	54,584
12,267	Mercialys SA	228,802
27,723	National Retail Properties, Inc.^	1,209,277
21,001	Pennsylvania Real Estate Investment Trust^	317,955
51,282	Regency Centers Corp.	3,404,612
31,421	RioCan REIT	619,110
512,545	Scentre Group	1,679,043
61,139	Simon Property Group, Inc.^	10,517,743
6,345	Smart Real Estate Investment Trust	155,893
50,839	Tanger Factory Outlet Centers, Inc.^	1,665,994
8,579	Unibail-Rodamco SE^	2,001,698
1,656	Vastned Retail NV	62,608
121,868	Vicinity Centres	263,360
3,854	Wereldhave NV	169,891
233,060	Westfield Corp.	1,580,450

		35,922,209

Shares		Fair Value
Common Stocks, continued
Specialized REITs (5.6%):
14,678	CubeSmart^	$381,041
6,105	Digital Realty Trust, Inc.^	649,511
15,382	Gaming & Leisure Properties, Inc.	514,066
11,736	Life Storage, Inc.	963,760
20,628	Public Storage, Inc.	4,515,675
13,843	QTS Realty Trust, Inc., Class A	674,846

		7,698,899

Total Common Stocks (Cost $128,375,619)		139,356,905

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (18.7%):
$26,372,267	AZL Morgan Stanley Global Real Estate Fund Securities Lending Collateral Account(c)	26,372,267

Total Securities Held as Collateral for Securities on Loan (Cost $26,372,267)		26,372,267

Unaffiliated Investment Company (0.6%):
779,577	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(d)	779,577

Total Unaffiliated Investment Company (Cost $779,577)		779,577

Total Investment Securities (Cost $155,527,463)(e) - 118.4%		166,508,749
Net other assets (liabilities) - (18.4%)		(25,844,767)

Net Assets - 100.0%		$140,663,982

Percentages indicated are based on net assets as of March 31, 2017.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $25,891,750.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 0.03% of the net assets of the fund.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.03% of the net assets of the Fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(d)	The rate represents the effective yield at March 31, 2017.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2017:

Country	Percentage
Australia	4.3%
Austria	0.1%
Bermuda	1.8%
Canada	1.8%
Finland	0.2%
France	2.8%
Germany	1.3%
Hong Kong	7.7%
Ireland	0.5%
Italy	—	%NM
Japan	9.0%
Jersey	0.2%
Netherlands	0.5%
Norway	0.3%
Singapore	0.8%
Spain	0.5%
Sweden	0.5%
Switzerland	0.5%
United Kingdom	4.8%
United States	62.4%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Pyramis Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (39.3%):
Aerospace & Defense (1.1%):
15,034	Boeing Co. (The)^	$2,658,913
4,788	General Dynamics Corp.	896,314
3,668	Moog, Inc., Class A*	247,040
3,009	Northrop Grumman Corp.	715,661
7,100	Raytheon Co.	1,082,750
22,294	Spirit AeroSystems Holdings, Inc., Class A	1,291,268

		6,891,946

Air Freight & Logistics (0.0%):
230	CEVA Group plc*(a)	45,930

Airlines (0.4%):
33,866	Delta Air Lines, Inc.	1,556,482
8,816	Hawaiian Holdings, Inc.*^	409,503
5,797	United Continental Holdings, Inc.*	409,500

		2,375,485

Auto Components (0.4%):
5,358	Gentex Corp.^	114,286
9,378	Lear Corp.	1,327,738
14,663	Tenneco, Inc.	915,264

		2,357,288

Automobiles (0.5%):
149,931	Ford Motor Co.	1,745,197
47,504	General Motors Co.^	1,679,741

		3,424,938

Banks (2.3%):
183,748	Bank of America Corp.	4,334,615
11,425	Citigroup, Inc.	683,444
60,479	JPMorgan Chase & Co.	5,312,474
3,717	U.S. Bancorp^	191,426
80,489	Wells Fargo & Co.	4,480,017

		15,001,976

Beverages (0.6%):
18,238	Coca-Cola Co. (The)	774,021
30,356	PepsiCo, Inc.	3,395,622

		4,169,643

Biotechnology (1.5%):
25,510	AbbVie, Inc.	1,662,232
17,283	Amgen, Inc.	2,835,621
5,298	Biogen Idec, Inc.*	1,448,579
5,306	Bioverativ, Inc.*	288,965
35,693	Gilead Sciences, Inc.	2,424,269
8,914	United Therapeutics Corp.*^	1,206,777

		9,866,443

Building Products (0.1%):
15,795	Owens Corning, Inc.	969,339

Capital Markets (0.9%):
11,649	Bank of New York Mellon Corp. (The)	550,182
10,268	Goldman Sachs Group, Inc. (The)	2,358,765
43,528	Morgan Stanley	1,864,740
3,518	Morningstar, Inc.	276,515
17,012	Thomson Reuters Corp.	735,428

		5,785,630

Chemicals (1.1%):
35,785	Dow Chemical Co. (The)^	2,273,779
6,456	E.I. du Pont de Nemours & Co.	518,610
17,729	Huntsman Corp.	435,070
18,615	LyondellBasell Industries NV, Class A	1,697,502
3,146	Monsanto Co.	356,127
19,779	Trinseo SA	1,327,171

		6,608,259

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies (0.0%):
7,054	LSC Communications, Inc.	$177,479

Communications Equipment (1.0%):
104,396	Cisco Systems, Inc.	3,528,585
9,556	F5 Networks, Inc.*^	1,362,399
51,821	Juniper Networks, Inc.^	1,442,178

		6,333,162

Consumer Finance (0.6%):
22,726	American Express Co.	1,797,854
7,759	Capital One Financial Corp.	672,395
21,900	Discover Financial Services	1,497,741

		3,967,990

Diversified Consumer Services (0.1%):
30,761	H&R Block, Inc.^	715,193

Diversified Financial Services (0.6%):
24,391	Berkshire Hathaway, Inc., Class B*	4,065,492

Diversified Telecommunication Services (1.3%):
110,150	AT&T, Inc.	4,576,732
56,038	CenturyLink, Inc.^	1,320,816
48,893	Verizon Communications, Inc.	2,383,534

		8,281,082

Electric Utilities (0.6%):
23,905	Duke Energy Corp.^	1,960,449
18,386	Exelon Corp.	661,528
1,034	FirstEnergy Corp.	32,902
6,643	NextEra Energy, Inc.	852,762
9,950	PPL Corp.	372,031

		3,879,672

Electrical Equipment (0.2%):
18,384	Eaton Corp. plc	1,363,174

Electronic Equipment, Instruments & Components (0.2%):
2,804	CDW Corp.	161,819
39,692	Corning, Inc.	1,071,683
14	Tech Data Corp.*^	1,315

		1,234,817

Energy Equipment & Services (0.1%):
762	Baker Hughes, Inc.	45,583
3,523	Dril-Quip, Inc.*^	192,179
1,732	Schlumberger, Ltd.	135,269
9,503	TechnipFMC plc*	308,848

		681,879

Equity Real Estate Investment Trusts (0.4%):
18,155	CBL & Associates Properties, Inc.^	173,199
2,109	Corecivic, Inc.^	66,265
1,239	Liberty Property Trust	47,763
3,633	Parks Hotels & Resorts, Inc.^	93,259
2,223	ProLogis, Inc.	115,329
1,984	Public Storage, Inc.^	434,317
216	Ventas, Inc.^	14,049
50,512	Weyerhaeuser Co.^	1,716,398

		2,660,579

Food & Staples Retailing (1.1%):
29,873	CVS Health Corp.	2,345,031
16,953	Kroger Co. (The)	499,944
18,703	Walgreens Boots Alliance, Inc.	1,553,284
37,863	Wal-Mart Stores, Inc.	2,729,165

		7,127,424

Food Products (0.8%):
12,383	Bunge, Ltd.	981,477
23,987	Campbell Soup Co.^	1,373,016
5,076	JM Smucker Co. (The)	665,362
5,855	Pilgrim’s Pride Corp.^	131,767
2,565	Sanderson Farms, Inc.^	266,350

Continued

AZL Pyramis Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
24,864	Tyson Foods, Inc., Class A	$1,534,357

		4,952,329

Gas Utilities (0.1%):
9,621	UGI Corp.	475,277

Health Care Equipment & Supplies (0.5%):
442	Abbott Laboratories	19,629
21,620	Baxter International, Inc.	1,121,213
727	Becton, Dickinson & Co.^	133,361
7,908	Danaher Corp.	676,371
14,076	Masimo Corp.*^	1,312,729
1,049	Medtronic plc	84,507

		3,347,810

Health Care Providers & Services (1.8%):
15,096	Aetna, Inc.^	1,925,495
11,780	Anthem, Inc.	1,948,176
5,482	Centene Corp.*	390,647
1,264	Cigna Corp.	185,163
27,857	Express Scripts Holding Co.*^	1,836,055
2,674	HCA Holdings, Inc.*	237,959
11,815	McKesson Corp.	1,751,692
20,384	UnitedHealth Group, Inc.	3,343,181
2,597	WellCare Health Plans, Inc.*	364,125

		11,982,493

Hotels, Restaurants & Leisure (0.6%):
27,782	Carnival Corp., Class A	1,636,638
18,615	Darden Restaurants, Inc.^	1,557,517
5,210	International Game Technology plc	123,477
354	McDonald’s Corp.	45,882

		3,363,514

Household Durables (0.1%):
4,733	CalAtlantic Group, Inc.^	177,251
6	NVR, Inc.*	12,641
7,316	Taylor Morrison Home Corp., Class A*^	155,977

		345,869

Household Products (1.0%):
19,564	Colgate-Palmolive Co.	1,431,889
47,802	Procter & Gamble Co. (The)	4,295,010
4,217	Spectrum Brands Holdings, Inc.^	586,205

		6,313,104

Independent Power & Renewable Electricity Producers (0.0%):
6,168	NRG Energy, Inc.	115,341
2,489	Vistra Energy Corp.	40,571

		155,912

Industrial Conglomerates (0.8%):
14,852	3M Co., Class C	2,841,633
67,222	General Electric Co.	2,003,216
2,484	Honeywell International, Inc.	310,177

		5,155,026

Insurance (0.4%):
15,411	Aflac, Inc.	1,116,065
11,269	Prudential Financial, Inc.	1,202,177

		2,318,242

Internet & Direct Marketing Retail (1.0%):
6,468	Amazon.com, Inc.*	5,734,140
32,983	Liberty Interactive Corp., Class A*^	660,320

		6,394,460

Internet Software & Services (1.7%):
3,768	Alphabet, Inc., Class A*	3,194,510
2,161	Alphabet, Inc., Class C*	1,792,679
54,449	eBay, Inc.*	1,827,853

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
30,910	Facebook, Inc., Class A*	$4,390,766

		11,205,808

IT Services (0.7%):
13,144	Accenture plc, Class C	1,575,703
18,480	International Business Machines Corp.	3,218,107
206	MasterCard, Inc., Class A	23,169
7,950	Visa, Inc., Class A^	706,517

		5,523,496

Machinery (0.6%):
6,616	Allison Transmission Holdings, Inc.	238,573
11,091	Cummins, Inc.	1,676,959
529	Illinois Tool Works, Inc.^	70,077
14,007	Ingersoll-Rand plc	1,139,049
4,253	Stanley Black & Decker, Inc.	565,096
2,405	Toro Co.^	150,216

		3,839,970

Media (1.5%):
64,846	Comcast Corp., Class A	2,437,561
40,807	Discovery Communications, Inc., Class C*	1,155,246
989	MSG Networks, Inc., Class A*^	23,093
17,160	Scripps Networks Interactive, Class C	1,344,829
8,315	Sinclair Broadcast Group, Inc., Class A	336,758
7,101	Time Warner, Inc.	693,839
5,216	Tribune Co. #(a)	—
30,869	Walt Disney Co. (The)	3,500,236

		9,491,562

Metals & Mining (0.2%):
25,411	Nucor Corp.^	1,517,545

Mortgage Real Estate Investment Trusts (0.1%):
65,872	Annaly Capital Management, Inc.^	731,838
8,939	Chimera Investment Corp.^	180,389

		912,227

Multiline Retail (0.3%):
10,023	Kohl’s Corp.^	399,016
27,169	Target Corp.^	1,499,457

		1,898,473

Multi-Utilities (0.0%):
2,137	Public Service Enterprise Group, Inc.	94,776

Oil, Gas & Consumable Fuels (2.0%):
11,910	Chevron Corp.	1,278,777
33,887	ConocoPhillips Co.	1,689,945
5,432	Devon Energy Corp.	226,623
2,608	Enbridge, Inc.	109,267
2,138	EOG Resources, Inc.	208,562
56,650	Exxon Mobil Corp.	4,645,867
3,001	Noble Energy, Inc.	103,054
27,070	ONEOK, Inc.^	1,500,761
24,084	Southwestern Energy Co.*	196,766
25,510	Valero Energy Corp.	1,691,058
502	Warrior Coal LLC Units A*(a)	135,791
1,176	Warrior Coal LLC Units B*(a)	318,108
42,633	Williams Cos., Inc. (The)	1,261,510

		13,366,089

Paper & Forest Products (0.1%):
21,212	Louisiana-Pacific Corp.*	526,482

Pharmaceuticals (2.2%):
3,165	Allergan plc	756,182
23,234	Bristol-Myers Squibb Co.	1,263,465
460	Eli Lilly & Co.	38,691
45,453	Johnson & Johnson Co.	5,661,170

Continued

AZL Pyramis Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
56,083	Merck & Co., Inc.	$3,563,514
116,097	Pfizer, Inc.	3,971,678

		15,254,700

Real Estate Management & Development (0.0%):
3,294	Realogy Holdings Corp.	98,128

Semiconductors & Semiconductor Equipment (1.9%):
49,563	Applied Materials, Inc.	1,928,001
7,487	Cirrus Logic, Inc.*^	454,386
97,182	Intel Corp.	3,505,354
16,267	KLA-Tencor Corp.	1,546,504
3,583	Maxim Integrated Products, Inc.	161,092
41,833	QUALCOMM, Inc.	2,398,704
29,687	Texas Instruments, Inc.	2,391,585

		12,385,626

Software (1.3%):
4,819	CA, Inc.^	152,859
3,479	Dell Technologies, Inc., Class V*	222,934
1,865	Intuit, Inc.	216,321
117,286	Microsoft Corp.	7,724,456
6,842	Oracle Corp.	305,222

		8,621,792

Specialty Retail (0.9%):
32,408	Bed Bath & Beyond, Inc.^	1,278,820
32,477	Best Buy Co., Inc.^	1,596,245
20,114	Gap, Inc. (The)^	488,569
17,972	Home Depot, Inc. (The)	2,638,828

		6,002,462

Technology Hardware, Storage & Peripherals (2.5%):
76,083	Apple, Inc.	10,930,083
26,710	Hewlett Packard Enterprise Co.	633,027
101,378	HP, Inc.	1,812,639
31,651	Seagate Technology plc	1,453,730
176,893	Xerox Corp.	1,298,395

		16,127,874

Textiles, Apparel & Luxury Goods (0.4%):
13,993	Carter’s, Inc.	1,256,571
30,803	Michael Kors Holdings, Ltd.*	1,173,902

		2,430,473

Tobacco (0.7%):
42,226	Altria Group, Inc.	3,015,781
8,059	Philip Morris International, Inc.	909,861
5,570	Reynolds American, Inc.	351,021

		4,276,663

Trading Companies & Distributors (0.0%):
1,318	W.W. Grainger, Inc.^	306,778

Total Common Stocks (Cost $231,813,499)		256,669,780

Convertible Preferred Stocks (0.0%):
Air Freight & Logistics (0.0%):
49	CEVA Group plc, Series A-2(a)	11,652
6	CEVA Group plc, Series A-1(a)	1,950

		13,602

Total Convertible Preferred Stocks (Cost $11,360)		13,602

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.2%):
$767,917	Blackbird Capital Aircraft, Class A, Series 16-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	$773,467

244,792	Blackbird Capital Aircraft, Class AA, Series 16-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	241,798

Total Asset Backed Securities (Cost $1,012,703)		1,015,265

Collateralized Mortgage Obligations (0.1%):
103,000	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(c)	103,161

146,000	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(c)	145,763

414,000	MSCG Trust, Class A, Series 2016-SNR, 3.35%, 11/15/34(b)(c)	412,273

Total Collateralized Mortgage Obligations (Cost $662,986)		661,197

Corporate Bonds (14.8%):
Aerospace & Defense (0.2%):
$87,000	Alcoa, Inc., 5.13%, 10/1/24, Callable 7/1/24 @ 100^	89,871
400,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25, Callable 11/15/20 @ 102.5(c)	418,000
500,000	KLX, Inc., 5.88%, 12/1/22, Callable 12/1/17 @ 104.41(c)	515,625

		1,023,496

Automobiles (0.1%):
330,000	General Motors Co., 3.50%, 10/2/18	337,244
213,000	General Motors Co., 6.60%, 4/1/36, Callable 10/1/35 @ 100	244,890

		582,134

Banks (1.2%):
640,000	Bank of America Corp., 4.20%, 8/26/24	651,723
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25^	408,223
516,000	Bank of America Corp., 3.88%, 8/1/25, MTN	525,147
66,000	Bank of America Corp., Series G, 4.45%, 3/3/26	67,686
396,000	Bank of America Corp., Series G, 3.50%, 4/19/26	390,507
397,000	Bank of America Corp., 4.25%, 10/22/26	403,122
730,000	Citigroup, Inc., 4.05%, 7/30/22	760,213
1,000,000	Citigroup, Inc., 4.30%, 11/20/26	1,009,586
250,000	Citizens Bank NA/RI, 2.55%, 5/13/21, Callable 4/13/21 @ 100	248,581
2,005,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,032,233
231,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	219,626
1,422,000	JPMorgan Chase & Co., 4.13%, 12/15/26^	1,448,884
550,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	559,308

		8,724,839

Continued

AZL Pyramis Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Beverages (0.5%):
$992,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	$1,009,669
939,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	993,424
1,074,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	1,160,697

		3,163,790

Capital Markets (0.2%):
399,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	402,625
154,000	IntercontinentalExchange, 2.75%, 12/1/20, Callable 11/1/20 @ 100	156,363
523,000	Morgan Stanley, 4.88%, 11/1/22	565,492
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(c)	115,876

		1,240,356

Chemicals (0.2%):
350,000	CF Industries Holdings, Inc., 3.45%, 6/1/23^	330,750
350,000	CF Industries, Inc., 4.95%, 6/1/43	296,625
500,000	Platform Specialty Products, 6.50%, 2/1/22, Callable 2/1/18 @ 103.25^(c)	518,750

		1,146,125

Commercial Services & Supplies (0.2%):
500,000	ADT Corp., 6.25%, 10/15/21	543,450
500,000	Prime Securities Services Borrower / Finance, 9.25%, 5/15/23, Callable 5/15/19 @ 104.63(c)	548,125

		1,091,575

Consumer Finance (2.1%):
2,050,000	Ally Financial, Inc., 3.75%, 11/18/19^	2,065,375
320,000	Capital One Financial Co., 2.45%, 4/24/19, Callable 3/24/19 @ 100	321,842
534,000	Capital One NA, 2.95%, 7/23/21, Callable 6/23/21 @ 100	538,261
1,000,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	1,012,698
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,078,862
600,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18^	619,904
533,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18^	534,820
600,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	607,100
1,000,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19^	1,005,415
751,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	836,627
383,000	General Motors Financial Co., 3.50%, 7/10/19^	393,486
500,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100	521,918
2,003,000	General Motors Financial Co., 4.38%, 9/25/21	2,106,296

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$200,000	General Motors Financial Co., 4.25%, 5/15/23	$206,382
161,000	Hyundai Capital America, 2.88%, 8/9/18(c)	162,701
378,000	Hyundai Capital America, 2.55%, 2/6/19(c)	379,998
900,000	SLM Corp., 5.50%, 1/15/19	932,400
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	525,483
610,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	624,795

		14,474,363

Diversified Consumer Services (0.3%):
536,000	Apx Group, Inc., 6.38%, 12/1/19, Callable 5/8/17 @ 103.19^	551,410
500,000	Apx Group, Inc., 8.75%, 12/1/20, Callable 5/8/17 @ 104.38	517,500
700,000	Laureate Education, Inc., 10.00%, 9/1/19, Callable 5/8/17 @ 104.63^(c)	728,000

		1,796,910

Diversified Financial Services (0.1%):
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(c)	502,040

Diversified Telecommunication Services (0.5%):
322,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	321,977
614,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100^	621,860
28,000	CenturyLink, Inc., 5.15%, 6/15/17	28,196
400,000	Radiate Holdco/Finance, 6.63%, 2/15/25, Callable 2/15/20 @ 103.31^(c)	394,750
603,000	Verizon Communications, Inc., 5.01%, 4/15/49(c)	585,600
930,000	Verizon Communications, Inc., 5.01%, 8/21/54	882,271
500,000	Zayo Group LLC/Zayo Capital, 6.38%, 5/15/25, Callable 5/15/20 @ 103.19^	539,685

		3,374,339

Electric Utilities (0.3%):
110,000	Emera US Finance, LP, 2.15%, 6/15/19	109,967
109,000	Emera US Finance, LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	108,382
174,000	Emera US Finance, LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	171,047
436,000	Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100	448,307
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21	115,900
679,000	FirstEnergy, Inc., 2.75%, 3/15/18, Callable 2/15/18 @ 100	681,478
117,000	NV Energy, Inc., 6.25%, 11/15/20	131,407

Continued

AZL Pyramis Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$2,581,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20(d)(e)	$19,358

		1,785,846

Energy Equipment & Services (0.1%):
234,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100^	236,947
205,000	Halliburton Co., 4.85%, 11/15/35, Callable 5/15/35 @ 100	216,456
182,000	Halliburton Co., 5.00%, 11/15/45, Callable 5/15/45 @ 100	191,754

		645,157

Equity Real Estate Investment Trusts (2.3%):
500,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100^	503,601
1,000,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	997,435
279,000	Brandywine Realty Trust, 4.95%, 4/15/18, Callable 3/15/18 @ 100^	286,625
528,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	515,768
1,000,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	986,918
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100^	1,168,765
173,000	DDR Corp., 4.25%, 2/1/26, Callable 11/1/25 @ 100^	171,936
315,000	Digital Realty Trust, LP, 3.95%, 7/1/22, Callable 5/1/22 @ 100	328,062
900,000	Digital Realty Trust, LP, 4.75%, 10/1/25, Callable 7/1/25 @ 100	949,865
183,000	Duke Realty, LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	185,416
500,000	Equinix, Inc., 5.75%, 1/1/25, Callable 1/1/20 @ 102.88	528,750
500,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100	498,753
800,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	804,465
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100^	516,554
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	726,772
526,000	OMEGA Healthcare Investors, 5.25%, 1/15/26, Callable 10/15/25 @ 100	549,157
494,000	OMEGA Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100	487,629
549,000	Omega Hlthcare Investors, 4.38%, 8/1/23, Callable 6/1/23 @ 100	556,394
101,000	Omega Hlthcare Investors, 4.50%, 1/15/25, Callable 10/15/24 @ 100	100,796
1,628,000	Omega Hlthcare Investors, 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,596,743

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$600,000	Sabra Health/Capital Corp., 5.50%, 2/1/21, Callable 5/8/17 @ 104.13	$618,000
700,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	708,884
275,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	272,380
111,000	Ventas Realty LP, 4.00%, 4/30/19, Callable 1/30/19 @ 100	114,806
1,361,000	Ventas Realty LP, 3.50%, 2/1/25, Callable 11/1/24 @ 100	1,332,152
151,000	Ventas Realty LP, 4.13%, 1/15/26, Callable 10/15/25 @ 100	153,251
118,000	Ventas Realty, LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	116,477

		15,776,354

Food & Staples Retailing (0.1%):
244,000	CVS Health, 3.50%, 7/20/22, Callable 5/20/22 @ 100	251,129
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	278,022

		529,151

Health Care Providers & Services (0.6%):
400,000	Community Health System, Inc., 6.88%, 2/1/22, Callable 2/1/18 @ 103.44^	344,000
400,000	DaVita HealthCare Partners, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56	404,000
355,000	HCA, Inc., 3.75%, 3/15/19^	362,988
1,900,000	HCA, Inc., 6.50%, 2/15/20	2,079,322
25,000	HCA, Inc., 5.88%, 3/15/22	27,500
20,000	HCA, Inc., 4.75%, 5/1/23	20,850
400,000	Tenet Healthcare Corp., 8.13%, 4/1/22	417,500

		3,656,160

Hotels, Restaurants & Leisure (0.3%):
500,000	Landry’s, Inc., 6.75%, 10/15/24, Callable 10/15/19 @ 103.38(c)	518,750
86,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	87,156
227,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100	232,175
84,000	McDonald’s Corp., 4.70%, 12/9/35, Callable 6/9/35 @ 100	88,019
900,000	Scientific Games Interna, 6.63%, 5/15/21, Callable 5/15/17 @ 104.97^	843,751

		1,769,851

Independent Power & Renewable Electricity Producers (0.1%):
500,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	505,625
230,000	NRG Energy, 6.25%, 5/1/24, Callable 5/1/19 @ 103.13^	229,281

		734,906

Continued

AZL Pyramis Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Insurance (0.6%):
$218,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100^	$222,016
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100^	804,488
500,000	Pacific Life Insurance Co., Series 144A, 9.25%, 6/15/39(c)	777,209
436,000	Pacific Lifecorp, 5.13%, 1/30/43(c)	469,837
497,000	Teachers Insurance & Annuity Association, 4.90%, 9/15/44(c)	537,475
1,042,000	Unum Group, 5.75%, 8/15/42	1,165,055

		3,976,080

Internet Software & Services (0.1%):
350,000	Genesys/Greeneden LUX/US, 10.00%, 11/30/24, Callable 11/30/19 @ 107.5(c)	380,625

IT Services (0.1%):
500,000	First Data Corp., 5.38%, 8/15/23, Callable 8/15/18 @ 102.69(c)	520,625

Life Sciences Tools & Services (0.0%):
66,000	Thermo Fisher Scientific, 2.40%, 2/1/19	66,557

Machinery (0.0%):
34,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19^	34,558

Media (1.2%):
395,000	21st Century Fox America, 7.75%, 12/1/45	546,170
500,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(c)	515,625
400,000	AMC Networks, Inc., 5.00%, 4/1/24, Callable 4/1/20 @ 102.5	400,000
750,000	MHGE Parent LLC/Finance, 8.50%, 8/1/19, Callable 5/8/17 @ 101^(c)	750,000
500,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(c)	543,750
500,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69(c)	511,750
716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	798,242
1,000,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100	1,040,332
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100^	645,807
155,000	Time Warner Cable, Inc., 6.55%, 5/1/37	177,737
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	346,967
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,732,648
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	70,763

		8,079,791

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities (0.1%):
$339,000	Sempra Energy, 6.00%, 10/15/39	$403,798

Oil, Gas & Consumable Fuels (1.5%):
800,000	Access Midstream Partner, 4.88%, 3/15/24, Callable 3/15/19 @ 102.44	822,923
738,000	Anadarko Finance Co., 7.50%, 5/1/31	937,254
149,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100^	159,393
308,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100^	341,813
78,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	92,063
410,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100^	495,989
400,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 6/1/17 @ 103.84^	405,250
88,000	Columbia Pipeline Group, 2.45%, 6/1/18	88,420
132,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	138,295
1,500,000	DCP Midstream Operating LLC, 5.35%, 3/15/20(c)	1,552,499
117,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	115,938
124,000	Enable Midstream PartnerS LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	121,014
400,000	Endeavor Energy Resource, 7.00%, 8/15/21, Callable 5/8/17 @ 105.25(c)	418,000
111,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100^	112,869
195,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	196,846
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	46,251
979,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	977,559
112,000	Kinder Morgan, Inc./Delawa, 5.05%, 2/15/46, Callable 8/15/45 @ 100^	108,721
38,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	38,207
500,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100	544,901
233,000	Southwestern Energy Co., 6.70%, 1/23/25, Callable 10/23/24 @ 100^(b)	229,505
400,000	Sunoco LP/Finance Corp., 6.25%, 4/15/21, Callable 4/15/18 @ 103.13	408,000

Continued

AZL Pyramis Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$103,000	Western Gas Partners, LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	$106,081
887,000	Williams Companies, Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100^	893,653
349,000	Williams Companies, Inc., 5.75%, 6/24/44, Callable 12/24/43 @ 100^	350,745
299,000	Williams Cos., Inc. (The), 3.70%, 1/15/23, Callable 10/15/22 @ 100	293,768
239,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	242,436
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	169,559
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	293,255

		10,701,207

Professional Services (0.1%):
350,000	Ceridian Hcm Holding, Inc., 11.00%, 3/15/21, Callable 5/8/17 @ 105.5(c)	368,795

Real Estate Management & Development (0.3%):
1,625,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5^	1,690,237

Semiconductors & Semiconductor Equipment (0.1%):
400,000	QORVO, Inc., 7.00%, 12/1/25, Callable 12/1/20 @ 103.5	442,000

Software (0.3%):
1,100,000	Inception Merger Sub, Inc. /Rackspace Hosting, Inc., 8.63%, 11/15/24, Callable 11/15/19 @ 106.47^(c)	1,159,070
500,000	Solera LLC, 10.50%, 3/1/24, Callable 3/1/19 @ 107.88^(c)	571,250
350,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 9/30/18 @ 104.5(c)	367,500

		2,097,820

Specialty Retail (0.1%):
400,000	L Brands, Inc., 6.75%, 7/1/36	381,120

Technology Hardware, Storage & Peripherals (0.1%):
441,000	HP Enterprise Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100	453,515

Tobacco (0.4%):
212,000	Altria Group, Inc., 4.00%, 1/31/24	222,933
94,000	Reynolds American, Inc., 3.25%, 6/12/20	96,450
320,000	Reynolds American, Inc., 4.00%, 6/12/22^	335,862
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	244,205

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco, continued
$120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	$137,196
923,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	1,083,975
400,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(c)	408,499

		2,529,120

Trading Companies & Distributors (0.2%):
200,000	Air Lease Corp., 2.13%, 1/15/18	200,375
442,000	Air Lease Corp., 2.63%, 9/4/18, Callable 8/4/18 @ 100	445,705
471,000	Air Lease Corp., 3.75%, 2/1/22, Callable 12/1/21 @ 100	485,113

		1,131,193

Wireless Telecommunication Services (0.2%):
950,000	T-Mobile USA, Inc., 6.63%, 4/1/23, Callable 4/1/18 @ 103.31	1,013,821

Total Corporate Bonds (Cost $97,105,534)		96,288,254

Foreign Bond (0.0%):
Sovereign Bonds (0.0%):
50,000	Korea Treasury Bond, Series 2103, 2.00%, 3/10/21+	45

Total Foreign Bond (Cost $44)		45

Yankee Dollars (7.9%):
Banks (1.4%):
430,000	Barclays Bank plc, 3.25%, 1/12/21^	433,027
585,000	Barclays Bank plc, 4.38%, 1/12/26	592,811
205,000	HSBC Holdings plc, 4.25%, 3/14/24^	208,007
656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(c)	635,726
530,000	Rabobank Nederland NY, 4.38%, 8/4/25	543,623
175,000	Royal Bank of Canada, 4.65%, 1/27/26	185,155
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,700,253
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	480,336
1,659,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	1,753,570
2,212,000	Royal Bank of Scotland Group plc, 5.13%, 5/28/24^	2,236,787

		9,769,295

Capital Markets (0.8%):
470,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	470,713
670,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	679,117
787,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	790,222
470,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	462,378
42,000	Credit Suisse New York, 6.00%, 2/15/18	43,439
860,000	Deutsche Bank AG, 2.85%, 5/10/19	865,857
979,000	Deutsche Bank AG, 4.50%, 4/1/25^	945,662

Continued

AZL Pyramis Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets, continued
$314,000	Thomson Reuters Corp., 3.85%, 9/29/24, Callable 6/29/24 @ 100	$321,097
491,000	UBS Group AG, 4.13%, 9/24/25(c)	499,307

		5,077,792

Diversified Financial Services (0.3%):
200,000	Banco Nacional de Desenvolvimento Economico, 4.00%, 4/14/19(c)	203,766
126,000	Banco Nacional de Desenvolvimento Economico, 6.50%, 6/10/19(c)	134,694
966,000	Banco Nacional de Desenvolvimento Economico, 5.50%, 7/12/20(c)	1,024,442
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23^(c)	352,063
308,000	Petroleos Mexicanos, 5.75%, 3/1/18	317,394

		2,032,359

Diversified Telecommunication Services (0.3%):
400,000	Columbus International, Inc., 7.38%, 3/30/21, Callable 3/30/18 @ 103.69(c)	427,000
700,000	Telecom Italia SpA, 5.30%, 5/30/24(c)	707,875
300,000	Telesat Canada, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66(c)	328,500

		1,463,375

Food Products (0.3%):
500,000	Fage International / Fage USA, 5.63%, 8/15/26, Callable 8/15/21 @ 102.81(c)	501,250
1,200,000	JBS Investments GMBH, 7.75%, 10/28/20, Callable 10/28/17 @ 103.88(c)	1,257,000

		1,758,250

Media (0.3%):
1,000,000	Altice Finco SA, 9.88%, 12/15/20, Callable 4/21/17 @ 104.94(c)	1,053,000
1,300,000	Altice SA, 7.75%, 5/15/22, Callable 5/15/17 @ 105.81(c)	1,379,625
200,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 5/1/19 @ 104.88^(c)	190,750

		2,623,375

Metals & Mining (0.1%):
200,000	BHP Billiton Finance USA, Ltd., 6.25%, 10/19/75, Callable 10/19/20 @ 100(b)(c)	216,250
456,000	BHP Billiton Finance USA, Ltd., 6.75%, 10/19/75, Callable 10/20/25 @ 100^(b)(c)	515,736

		731,986

Oil, Gas & Consumable Fuels (1.9%):
164,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	163,966
28,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	30,172
489,000	Cenovus Energy, Inc., 5.70%, 10/15/19	528,120
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(c)	336,234

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$135,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	$137,811
156,000	Enbridge, Inc., 5.50%, 12/1/46, Callable 5/29/46 @ 100	165,858
234,000	Petrobras Global Finance Co., 4.38%, 5/20/23	221,715
823,000	Petrobras Global Finance Co., 5.63%, 5/20/43	679,140
1,793,000	Petrobras Global Finance Co., 7.25%, 3/17/44^	1,770,587
1,081,000	Petrobras International Finance Co., 5.38%, 1/27/21	1,109,647
450,000	Petroleos Mexicanos, 3.50%, 7/18/18	456,795
237,000	Petroleos Mexicanos, 8.00%, 5/3/19	261,458
151,000	Petroleos Mexicanos, 6.00%, 3/5/20	162,023
515,000	Petroleos Mexicanos, 3.50%, 7/23/20	519,506
285,000	Petroleos Mexicanos, 3.50%, 1/30/23	271,577
650,000	Petroleos Mexicanos, 4.63%, 9/21/23^	653,738
1,169,000	Petroleos Mexicanos, 4.88%, 1/18/24^	1,179,521
694,000	Petroleos Mexicanos, 4.50%, 1/23/26^	665,199
256,000	Petroleos Mexicanos, 6.50%, 3/13/27(e)	275,392
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	693,216
563,000	Petroleos Mexicanos, 5.50%, 6/27/44	496,876
673,000	Petroleos Mexicanos, 5.63%, 1/23/46	601,729
1,123,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,139,171

		12,519,451

Pharmaceuticals (0.7%):
230,000	Actavis Funding SCS, 2.45%, 6/15/19	231,340
820,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	837,284
225,000	Mylan NV, 2.50%, 6/7/19	226,029
459,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100^	460,688
226,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100^	221,214
200,000	Perrigo Finance plc, 3.50%, 12/15/21, Callable 10/15/21 @ 100	203,169
600,000	Perrigo Finance plc, 3.90%, 12/15/24, Callable 9/15/24 @ 100	597,925
324,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21^	312,679
232,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23^	220,356
276,000	Teva Pharmaceuticals Industries, Ltd., 3.15%, 10/1/26^	254,338

Continued

AZL Pyramis Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals, continued
$470,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(c)	$361,900

		3,926,922

Software (0.1%):
350,000	Open Text Corp., 5.63%, 1/15/23, Callable 1/15/18 @ 104.22(c)	364,000

Sovereign Bonds (1.0%):
900,000	Dominican Republic, 5.50%, 1/27/25(c)	914,625
4,500,000	Republic of Argentina, Series X, 7.00%, 4/17/17(f)	4,639,500
1,500,000	Republic of Belarus, 8.95%, 1/26/18(c)	1,546,500

		7,100,625

Tobacco (0.2%):
462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(c)	474,497
700,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(c)	724,304

		1,198,801

Trading Companies & Distributors (0.5%):
900,000	Aercap Ireland Capital, Ltd./and AerCap Global Aviation Trust, 5.00%, 10/1/21	963,391
1,450,000	Aercap Ireland Capital, Ltd./and AerCap Global Aviation Trust, 4.63%, 7/1/22	1,529,528
500,000	Fly Leasing, Ltd., 6.38%, 10/15/21, Callable 10/15/17 @ 104.78	513,750

		3,006,669

Total Yankee Dollars (Cost $50,906,508)		51,572,900

Municipal Bonds (1.0%):
California (0.3%):
1,150,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	1,666,098

Illinois (0.7%):
5,315,000	Chicago Illinois, Taxable Project, GO, Series B, 5.43%, 1/1/42	4,926,476

Total Municipal Bonds (Cost $6,846,742)		6,592,574

U.S. Government Agency Mortgages (12.8%):
Federal National Mortgage Association (9.7%)
16,615	4.50%, 4/1/25	17,805
1,535,837	3.00%, 6/1/29	1,576,161
768,965	2.50%, 12/1/31	769,846
397,110	2.50%, 1/1/32	397,565
1,107,179	6.00%, 5/1/36	1,257,693
562,367	6.00%, 7/1/39	636,803
4,280,723	5.50%, 9/1/41	4,790,740
708,294	3.00%, 9/1/42	706,100
577,111	3.00%, 10/1/42	575,323
1,047,832	3.00%, 10/1/42	1,044,590
1,067,144	3.00%, 11/1/42	1,063,841
396,806	3.00%, 12/1/42	395,577
1,634,534	3.00%, 1/1/43	1,629,491
1,435,041	4.50%, 3/1/44	1,538,714
1,171,107	4.50%, 7/1/44	1,255,864

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$764,305	3.50%, 9/1/44	$783,427
434,652	4.50%, 10/1/44	465,910
5,667	4.50%, 11/1/44	6,074
719,892	4.50%, 12/1/44	771,626
3,566,303	3.50%, 2/1/45	3,655,715
210,259	4.00%, 5/1/45	220,555
88,545	4.00%, 5/1/45	92,876
355,318	4.00%, 6/1/45	372,773
565,427	4.00%, 6/1/45	593,208
930,481	3.50%, 7/1/45	953,801
584,820	3.50%, 8/1/45	599,497
991,791	4.50%, 12/1/45	1,063,980
62,262	4.50%, 1/1/46	66,869
2,555,571	3.50%, 2/1/46	2,615,601
808,341	3.50%, 2/1/46	828,662
2,355,660	4.00%, 2/1/46	2,471,492
4,498,354	4.00%, 4/1/46	4,742,087
1,400,000	3.50%, 4/25/46, TBA	1,432,047
357,636	3.50%, 5/1/46	366,630
859,995	3.50%, 5/1/46	881,621
887,127	4.00%, 6/1/46	930,914
785,650	4.00%, 6/1/46	824,362
205,588	4.50%, 6/1/46	221,274
477,844	3.50%, 7/1/46	489,861
758,170	3.50%, 7/1/46	777,237
133,263	4.00%, 7/1/46	139,841
389,159	3.50%, 8/1/46	398,960
110,941	4.00%, 8/1/46	116,417
1,199,802	3.00%, 8/1/46	1,191,617
396,034	3.00%, 8/1/46	392,840
529,742	3.50%, 9/1/46	543,103
120,411	4.00%, 9/1/46	126,354
1,100,006	3.00%, 9/1/46	1,092,501
119,337	4.50%, 10/1/46	128,357
2,094,896	3.50%, 10/1/46	2,151,091
36,748	4.00%, 10/1/46	38,562
387,773	3.50%, 11/1/46	397,538
114,257	4.50%, 11/1/46	123,307
99,292	3.00%, 12/1/46	98,492
397,831	3.00%, 12/1/46	394,624
165,723	4.50%, 12/1/46	178,905
497,601	3.00%, 12/1/46	494,206
764,624	3.50%, 12/1/46	783,993
2,671,994	3.00%, 12/1/46	2,650,451
531,563	3.50%, 1/1/47	545,041
495,472	3.00%, 1/1/47	491,477
469,730	3.50%, 1/1/47	481,640
149,217	4.50%, 1/1/47	161,132
118,904	4.50%, 1/1/47	128,055
482,905	3.50%, 1/1/47	495,122
324,966	3.50%, 2/1/47	333,206
131,066	4.50%, 2/1/47	140,843
1,996,453	3.00%, 2/1/47	1,980,605
1,199,403	4.00%, 2/1/47	1,264,800
1,100,000	4.50%, 4/25/47, TBA	1,179,406
400,000	4.00%, 4/25/47, TBA	419,562

		62,946,260

Federal Home Loan Mortgage Corporation (1.5%)
558,475	5.00%, 2/1/38	613,271
2,600,000	3.50%, 4/15/46, TBA	2,658,906
3,950,987	3.00%, 12/1/46	3,917,305
792,970	3.00%, 1/1/47	786,209

Continued

AZL Pyramis Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$1,800,000	4.00%, 4/15/47, TBA	$1,888,031

		9,863,722

Government National Mortgage Association (1.6%)
897,612	3.00%, 12/20/46	906,539
2,886,364	3.00%, 1/20/47	2,915,071
5,600,000	3.50%, 4/20/47, TBA	5,806,501
700,000	4.00%, 4/20/47, TBA	739,320

		10,367,431

Total U.S. Government Agency Mortgages (Cost $83,634,490)		83,177,413

U.S. Treasury Obligations (23.9%):
U.S. Treasury Bills (1.7%)
10,803,000	0.62%, 4/20/17(f)	10,799,284
250,000	0.77%, 8/17/17(f)	249,255

		11,048,539

U.S. Treasury Inflation Index Bonds (1.5%)
1,430,000	1.38%, 2/15/44	1,642,736
6,447,000	0.75%, 2/15/45	6,328,802
1,150,000	1.00%, 2/15/46^	1,196,526

		9,168,064

U.S. Treasury Bonds (2.0%)
1,029,000	3.00%, 11/15/45	1,022,649
12,170,000	2.88%, 11/15/46	11,808,222

		12,830,871

U.S. Treasury Notes (17.1%)
11,592,000	0.75%, 9/30/18	11,518,194
11,075,000	1.63%, 3/15/20^	11,114,804
23,734,000	1.75%, 12/31/20	23,751,611
2,851,000	1.25%, 3/31/21	2,792,198
910,000	1.38%, 4/30/21	894,715
13,364,000	1.13%, 9/30/21	12,929,149
4,686,000	2.00%, 12/31/21	4,703,938
30,560,000	1.88%, 2/28/22^	30,494,356
5,782,000	2.13%, 3/31/24	5,747,898
3,900,800	1.50%, 8/15/26^	3,609,457
4,448,000	2.00%, 11/15/26	4,296,839

		111,853,159

U.S. Treasury Inflation Index Notes (1.6%)
2,238,000	0.25%, 1/15/25	2,275,037
5,000,000	0.63%, 1/15/26	5,202,685
3,330,000	0.13%, 7/15/26^	3,291,355

		10,769,077

Total U.S. Treasury Obligations (Cost $157,932,565)		155,669,710

Securities Held as Collateral for Securities on Loan (12.3%):
$80,459,587	AZL Pyramis Multi-Strategy Fund Securities Lending Collateral Account(g)	80,459,587

Total Securities Held as Collateral for Securities on Loan (Cost $80,459,587)		80,459,587

Unaffiliated Investment Company (2.5%):
16,500,997	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(f)	16,500,997

Total Unaffiliated Investment Company (Cost $16,500,997)		16,500,997

Total Investment Securities (Cost $726,887,015)(h) - 114.8%		748,621,324

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Net other assets (liabilities) - (14.8)%	$(96,645,892)

Net Assets - 100.0%	$651,975,432

Percentages indicated are based on net assets as of March 31, 2017.

GO	-	General Obligation
MTN	-	Medium Term Note
TBA	-	To Be Announced Security

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $78,233,502.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 0.08% of the net assets of the fund.
(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2017. The date presented represents the final maturity date.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Defaulted bond.
(e)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these represent 0.04% of the net assets of the fund.
(f)	The rate represents the effective yield at March 31, 2017.
(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(h)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

Continued

AZL Pyramis Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Securities Sold Short (-0.2%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal National Mortgage Association (TBA)	3.00%	4/25/46	$(1,200,000)	$(1,172,563)	$(1,189,500)	$(16,937)

				$(1,172,563)	$(1,189,500)	$(16,937)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/16/17	25	$2,949,000	$(4,163)

See accompanying notes to the schedules of portfolio investments.

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (0.2%):
$ 244,792	Blackbird Capital Aircraft, Class AA, Series 16-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	$241,798
802,552	Blackbird Capital Aircraft, Class A, Series 16-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	808,353
50,987	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 5.87%, 1/25/35, Callable 4/25/17 @ 100(a)	51,993

Total Asset Backed Securities (Cost $1,100,340)		1,102,144

Collateralized Mortgage Obligations (1.5%):
169,962	CDGJ Commercial Mortgage Trust, Class DPA, Series 2014-BXCH, 3.91%, 12/15/27(a)(b)	170,920
88,000	Credit Suisse Mortgage Trust, Class B, Series 2015-TOWN, 2.99%, 3/15/28(a)(b)	87,891
85,000	Credit Suisse Mortgage Trust, Class C, Series 2015-TOWN, 3.16%, 3/15/28(a)(b)	84,920
129,000	Credit Suisse Mortgage Trust, Class D, Series 2015-TOWN, 4.11%, 3/15/28(a)(b)	128,926
581,000	Credit Suisse Mortgage Trust, Class E, Series 2015-TOWN, 5.06%, 3/15/28(a)(b)	581,755
2,000,000	GAHR Commercial Mortgage Trust, Class BFX, Series 2015-NRF, 3.38%, 12/15/34(a)(b)	2,043,666
390,000	GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34(b)	396,276
1,330,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.38%, 12/15/34(b)	1,343,474
48,712	GE Capital Commercial Mortgage Corp., Class A4, Series 2007-C1, 5.54%, 12/10/49	48,667
2,440,366	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-LD11, 5.84%, 6/15/49(a)	2,441,165
127,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class C, Series 2014-BXH, 2.56%, 4/15/27(a)(b)	125,616
271,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class D, Series 2014-BXH, 3.16%, 4/15/27(a)(b)	267,001
86,203	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-6, 5.48%, 3/12/51(a)	86,097
667,000	Mscg Trust, Class A, Series 2016-SNR, 3.35%, 11/15/34(a)(b)	664,217
235,000	Mscg Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(b)	234,619
165,000	Mscg Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(b)	165,258
20,122	Wachovia Bank Commercial Mortgage Trust, Class A1A, Series 2006-C26, 6.01%, 6/15/45(a)	20,108

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 278,506	Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.76%, 6/15/49(a)	$278,215

Total Collateralized Mortgage Obligations (Cost $9,545,811)		9,168,791

Corporate Bonds (29.7%):
Aerospace & Defense (0.3%):
130,000	Alcoa, Inc., 5.13%, 10/1/24, Callable 7/1/24 @ 100^	134,290
600,000	Huntington Ingalls Indus, 5.00%, 11/15/25, Callable 11/15/20 @ 102.5(b)	627,000
747,000	KLX, Inc., 5.88%, 12/1/22, Callable 12/1/17 @ 104.41(b)	770,344

		1,531,634

Airlines (0.0%):
18,375	Continental Airlines 1998-1, Class A, Series 981, 6.65%, 3/15/19	18,767

Automobiles (0.1%):
493,000	General Motors Co., 3.50%, 10/2/18	503,823
318,000	General Motors Co., 6.60%, 4/1/36, Callable 10/1/35 @ 100	365,610

		869,433

Banks (2.5%):
956,000	Bank of America Corp., 4.20%, 8/26/24	973,511
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25	609,348
771,000	Bank of America Corp., 3.88%, 8/1/25, MTN	784,668
690,000	Bank of America Corp., 3.50%, 4/19/26	680,430
593,000	Bank of America Corp., 4.25%, 10/22/26	602,145
1,090,000	Citigroup, Inc., 4.05%, 7/30/22	1,135,113
1,493,000	Citigroup, Inc., 4.30%, 11/20/26	1,507,312
250,000	Citizens Bank NARI, 2.55%, 5/13/21, Callable 4/13/21 @ 100	248,581
253,000	Citizens Bank of Rhode Island, 2.50%, 3/14/19, Callable 2/14/19 @ 100, MTN	254,672
400,000	Huntington National Bank (The), 2.20%, 4/1/19, Callable 3/1/19 @ 100	400,928
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	3,034,664
690,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	656,027
1,778,000	JPMorgan Chase & Co., 4.13%, 12/15/26	1,811,613
1,278,000	Regions Bank, Series BKNT, 7.50%, 5/15/18	1,353,134
500,000	Regions Bank, 6.45%, 6/26/37	565,566
260,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100^	264,400

		14,882,112

Beverages (0.8%):
1,481,000	Anheuser-Busch InBev SA/NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	1,507,378
1,402,000	Anheuser-Busch InBev SA/NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,483,259
1,604,000	Anheuser-Busch InBev SA/NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	1,733,481

		4,724,118

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Building Products (0.2%):
$1,195,000	Building Materials Corp., 5.38%, 11/15/24, Callable 11/15/19 @ 102.69(b)	$1,210,678

Capital Markets (0.5%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	293,988
524,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	514,839
596,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	601,415
230,000	Intercontinental Exchange, Inc., 2.75%, 12/1/20, Callable 11/1/20 @ 100	233,529
464,000	Lazard Group LLC, 4.25%, 11/14/20	488,014
781,000	Morgan Stanley, 4.88%, 11/1/22	844,453
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(b)	115,876
165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(b)	168,137

		3,260,251

Chemicals (0.3%):
550,000	CF Industires, Inc., 3.45%, 6/1/23^	519,750
550,000	CF Industries, Inc., 4.95%, 6/1/43	466,125
747,000	Platform Specialty Products, 6.50%, 2/1/22, Callable 2/1/18 @ 103.25^(b)	775,013

		1,760,888

Commercial Services & Supplies (0.3%):
747,000	Adt Corp., 6.25%, 10/15/21^	811,914
747,000	Prime Securities Services Brw / Finance, 9.25%, 5/15/23, Callable 5/15/19 @ 104.63(b)	818,899

		1,630,813

Consumer Finance (3.7%):
3,306,000	Ally Financial, Inc., 3.75%, 11/18/19	3,330,795
478,000	Capital One Financial Corp., 2.45%, 4/24/19, Callable 3/24/19 @ 100	480,752
797,000	Capital One NA, Series BNKT, 2.95%, 7/23/21, Callable 6/23/21 @ 100	803,360
250,000	Discover Bank, 7.00%, 4/15/20	278,871
644,000	Discover Bank, Series BKNT, 3.20%, 8/9/21, Callable 7/9/21 @ 100	652,178
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,078,862
896,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	925,724
796,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	798,718
896,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	906,603
1,493,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	1,501,085
1,121,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	1,248,813
110,000	General Motors Financial Co., Inc., 2.63%, 7/10/17	110,310
269,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	271,923
175,000	General Motors Financial Co., Inc., 3.25%, 5/15/18	177,404
572,000	General Motors Financial Co., Inc., 3.50%, 7/10/19	587,660
747,000	General Motors Financial Co., Inc., 4.20%, 3/1/21, Callable 2/1/21 @ 100	779,745

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$2,968,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	$3,121,060
299,000	General Motors Financial Co., Inc., 4.25%, 5/15/23	308,541
240,000	Hyundai Capital America, Inc., 2.88%, 8/9/18(b)	242,536
564,000	Hyundai Capital America, Inc., 2.55%, 2/6/19(b)	566,981
747,000	Navient Corp., 8.00%, 3/25/20, MTN	811,429
1,344,000	SLM Corp., 5.50%, 1/15/19	1,392,384
206,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100	209,213
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	525,483
314,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	321,616

		21,432,046

Diversified Consumer Services (0.6%):
716,000	APX Group, Inc., 6.38%, 12/1/19, Callable 5/8/17 @ 103.19	736,585
1,000,000	APX Group, Inc., 8.75%, 12/1/20, Callable 5/8/17 @ 104.38	1,035,000
500,000	Cengage Learning, Inc., 9.50%, 6/15/24, Callable 6/15/19 @ 107.13^(b)	447,500
1,100,000	Laureate Education, Inc., 10.00%, 9/1/19, Callable 5/8/17 @ 104.63^(b)	1,144,000

		3,363,085

Diversified Financial Services (0.2%):
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	502,040
460,000	Pemex Proj FDG Master TR, 5.75%, 3/1/18	474,030

		976,070

Diversified Telecommunication Services (0.8%):
481,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	480,965
917,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100^	928,739
42,000	CenturyLink, Inc., Series R, 5.15%, 6/15/17	42,294
600,000	Radiate Holdco/Finance, 6.63%, 2/15/25, Callable 2/15/20 @ 103.31^(b)	592,125
900,000	Verizon Communications, Inc., 5.01%, 4/15/49(b)	874,031
1,389,000	Verizon Communications, Inc., 5.01%, 8/21/54	1,317,714
747,000	Zayo Group LLC/Zayo Capital, 6.38%, 5/15/25, Callable 5/15/20 @ 103.19	806,289

		5,042,157

Electric Utilities (1.4%):
500,000	Ceridian Hcm Holding, Inc., 11.00%, 3/15/21, Callable 5/8/17 @ 105.5(b)	526,850
164,000	Emera US Finance, LP, 2.15%, 6/15/19	163,950
163,000	Emera US Finance, LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	162,076
260,000	Emera US Finance, LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100^	255,587
651,000	Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100	669,376

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$1,014,000	FirstEnergy Corp., Series A, 2.75%, 3/15/18, Callable 2/15/18 @ 100	$1,017,702
2,306,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	2,382,914
1,625,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	2,117,936
455,000	FirstEnergy Solutions Co., 6.05%, 8/15/21	172,900
772,528	NSG Holdings, LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	830,468
175,000	NV Energy, Inc., 6.25%, 11/15/20	196,549
56,000	PG&E Corp., 2.40%, 3/1/19, Callable 2/1/19 @ 100^	56,398

		8,552,706

Energy Equipment & Services (0.2%):
349,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100^	353,395
306,000	Halliburton Co., 4.85%, 11/15/35, Callable 5/15/35 @ 100	323,100
272,000	Halliburton Co., 5.00%, 11/15/45, Callable 5/15/45 @ 100	286,578

		963,073

Equity Real Estate Investment Trusts (4.9%):
82,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20, Callable 12/15/19 @ 100	82,254
152,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	155,410
747,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	752,380
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	166,911
514,000	BPG Subsidiary, Inc., 3.88%, 8/15/22, Callable 6/15/22 @ 100	526,296
279,000	Brandywine Operating Partners LP, 4.95%, 4/15/18, Callable 3/15/18 @ 100^	286,625
439,000	Brandywine Operating Partners LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	440,326
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	392,989
394,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	393,376
788,000	Brixmor Operating Partnership, 3.25%, 9/15/23, Callable 7/15/23 @ 100	769,745
300,000	Brixmor Operating Partnership, 3.85%, 2/1/25, Callable 11/1/24 @ 100	296,075
279,000	Brixmor Operating Partnership, 4.13%, 6/15/26, Callable 3/15/26 @ 100	280,759
134,000	Camden Property Trust, 2.95%, 12/15/22, Callable 9/15/22 @ 100	131,984
381,000	Corporate Office Properties Trust, 3.70%, 6/15/21, Callable 4/15/21 @ 100	388,274
334,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	348,148

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100	$1,168,764
277,000	DDR Corp., 3.63%, 2/1/25, Callable 11/1/24 @ 100^	266,476
258,000	DDR Corp., 4.25%, 2/1/26, Callable 11/1/25 @ 100^	256,414
484,000	Digital Realty Trust LP, 3.95%, 7/1/22, Callable 5/1/22 @ 100^	504,070
491,000	Digital Realty Trust LP, 4.75%, 10/1/25, Callable 7/1/25 @ 100	518,204
458,000	Digital Realty Trust, Inc., 3.40%, 10/1/20, Callable 9/1/20 @ 100	469,725
256,000	Duke Realty Corp., 3.88%, 10/15/22, Callable 7/15/22 @ 100	266,031
273,000	Duke Realty Corp., 3.63%, 4/15/23, Callable 1/15/23 @ 100	276,604
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	148,617
747,000	Equinix, Inc., 5.75%, 1/1/25, Callable 1/1/20 @ 102.88	789,953
70,000	Equity Commonwealth, 5.88%, 9/15/20, Callable 3/15/20 @ 100	75,141
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	514,287
1,000,000	Government Properties Income Trust, 3.75%, 8/15/19, Callable 7/15/19 @ 100	1,008,353
747,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100	745,137
800,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	804,465
143,000	Health Care REIT, Inc., 2.25%, 3/15/18	143,625
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	516,554
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	133,489
1,493,000	Liberty Property LP, 4.13%, 6/15/22, Callable 3/15/22 @ 100	1,563,157
184,000	Liberty Property LP, 3.38%, 6/15/23, Callable 3/15/23 @ 100	183,322
250,000	Mack-Cali Realty LP, 2.50%, 12/15/17, Callable 11/15/17 @ 100	250,607
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100^	506,879
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	374,478
1,573,000	Mid-America Apartments LP, 4.30%, 10/15/23, Callable 7/15/23 @ 100^	1,660,058
820,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	831,044
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	129,693
281,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	280,434
785,000	Omega Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100	819,559
2,431,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	2,384,326
748,000	OMEGA Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100	738,354

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	$69,855
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	70,258
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	99,690
900,000	Sabra Healthcare REIT, Inc., 5.50%, 2/1/21, Callable 5/8/17 @ 104.13	927,000
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	163,043
411,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	407,084
342,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100^	318,121
111,000	Ventas Realty LP/Capital Corp., 4.00%, 4/30/19, Callable 1/30/19 @ 100	114,806
750,000	Ventas Realty LP/Capital Corp., 4.25%, 3/1/22, Callable 12/1/21 @ 100	789,830
118,000	Ventas Realty LP/Capital Corp., 3.13%, 6/15/23, Callable 3/15/23 @ 100	116,477
240,000	Ventas Realty LP/Capital Corp., 3.50%, 2/1/25, Callable 11/1/24 @ 100	234,913
225,000	Ventas Realty LP/Capital Corp., 4.13%, 1/15/26, Callable 10/15/25 @ 100	228,354
118,000	Ventas Realty LP/Capital Corp., 4.38%, 2/1/45, Callable 8/1/44 @ 100	110,550
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	67,561
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	803,953

		28,260,867

Food & Staples Retailing (0.1%):
364,000	CVS Health Corp., 3.50%, 7/20/22, Callable 5/20/22 @ 100	374,635
405,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	415,495

		790,130

Health Care Providers & Services (0.9%):
643,000	Community Health System, Inc., 6.88%, 2/1/22, Callable 2/1/18 @ 103.44^	552,980
600,000	DaVita Healthcare Partner, 5.13%, 7/15/24, Callable 7/15/19 @ 102.56	606,000
530,000	HCA, Inc., 3.75%, 3/15/19	541,925
2,837,000	HCA, Inc., 6.50%, 2/15/20	3,104,756
37,000	HCA, Inc., 5.88%, 3/15/22	40,700
30,000	HCA, Inc., 4.75%, 5/1/23	31,275
637,000	Tenet Healthcare Corp., 8.13%, 4/1/22	664,869

		5,542,505

Hotels, Restaurants & Leisure (0.4%):
747,000	Landry’s, Inc., 6.75%, 10/15/24, Callable 10/15/19 @ 103.38(b)	775,013
128,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	129,720

Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$339,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100	$346,729
125,000	McDonald’s Corp., 4.70%, 12/9/35, Callable 6/9/35 @ 100	130,981
1,344,000	Scientific Games Interna, 6.63%, 5/15/21, Callable 5/15/17 @ 104.97^	1,260,000

		2,642,443

Independent Power & Renewable Electricity Producers (0.4%):
1,000,000	Dynegy, Inc., 7.38%, 11/1/22, Callable 11/1/18 @ 103.69^	990,000
763,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	771,584
391,000	NRG Energy, Inc., 6.25%, 5/1/24, Callable 5/1/19 @ 103.13^	389,778

		2,151,362

Insurance (2.0%):
326,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100^	332,005
1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	1,201,263
600,000	Aon plc, 5.00%, 9/30/20	648,907
1,643,000	Five Corners Funding Trust, 4.42%, 11/15/23(b)	1,746,696
700,000	Liberty Mutual Group, Inc., 5.00%, 6/1/21(b)	760,240
180,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(b)	189,039
1,460,000	Marsh & McLennan Cos., Inc., 4.80%, 7/15/21, Callable 4/15/21 @ 100	1,579,692
1,136,000	Pacific Life Corp., 6.00%, 2/10/20(b)	1,233,151
500,000	Pacific Life Corp., 9.25%, 6/15/39(b)	777,209
651,000	Pacific Life Corp., 5.13%, 1/30/43(b)	701,522
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	537,475
463,000	Unum Group, 3.88%, 11/5/25^	462,052
1,556,000	Unum Group, 5.75%, 8/15/42	1,739,757

		11,909,008

Internet Software & Services (0.4%):
550,000	Genesys/Greeneden Lux/US, 10.00%, 11/30/24, Callable 11/30/19 @ 107.5(b)	598,125
1,800,000	Inception Mrgr/Rackspace, 8.63%, 11/15/24, Callable 11/15/19 @ 106.47^(b)	1,896,660

		2,494,785

IT Services (0.1%):
747,000	First Data Corp., 5.38%, 8/15/23, Callable 8/15/18 @ 102.69(b)	777,814

Life Sciences Tools & Services (0.0%):
99,000	Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	99,835

Machinery (0.0%):
51,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19	51,838

Media (2.1%):
590,000	21st Century Fox, Inc., 7.75%, 12/1/45	815,798

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$747,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(b)	$770,344
747,000	AMC Networks, Inc., 5.00%, 4/1/24, Callable 4/1/20 @ 102.5	747,000
747,000	CCO Holdings LLC/Capital Corp., 5.88%, 4/1/24, Callable 4/1/19 @ 104.41(b)	788,085
1,150,000	MHGE Parent LLC/Finance, 8.50%, 8/1/19, Callable 5/8/17 @ 101^(b)	1,150,000
500,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(b)	543,750
747,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69(b)	764,555
1,069,000	Time Warner Cable, Inc., 8.25%, 4/1/19	1,191,789
1,493,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100	1,553,216
930,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100^	964,046
231,000	Time Warner Cable, Inc., 6.55%, 5/1/37	264,886
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	517,972
2,240,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,587,421
103,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	105,631

		12,764,493

Multi-Utilities (0.3%):
1,371,000	Dominion Resources, Inc., Series 06-B, 3.45%, 9/30/66, Callable 4/27/17 @ 100(a)	1,124,220
49,000	Puget Energy, Inc., 6.00%, 9/1/21	54,592
506,000	Sempra Energy, 6.00%, 10/15/39	602,719

		1,781,531

Oil, Gas & Consumable Fuels (3.5%):
1,195,000	Access Midstream Partner, 4.88%, 3/15/24, Callable 3/15/19 @ 102.44	1,229,242
722,000	Anadarko Finance Co., Series B, 7.50%, 5/1/31	916,934
222,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100^	237,485
460,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100^	510,500
122,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	143,995
612,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	740,354
600,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 6/1/17 @ 103.84^	607,875
131,000	Columbia Pipeline Group, 2.45%, 6/1/18	131,625
434,000	Columbia Pipeline Group, 3.30%, 6/1/20, Callable 5/1/20 @ 100	442,269
197,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	206,395
500,000	DCP Midstream Operating LLC, 5.35%, 3/15/20(b)	517,500
1,941,000	DCP Midstream Operating LLC, 4.75%, 9/30/21(b)	1,973,998

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$163,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100^	$156,480
185,000	DCP Midstream Operating LLC, 5.60%, 4/1/44, Callable 10/1/43 @ 100	170,200
1,000,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 7/1/21 @ 100	1,071,978
175,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	173,411
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100^	121,014
292,000	Enbridge Energy Partners LP, 4.38%, 10/15/20, Callable 9/15/20 @ 100^	307,815
600,000	Endeavor Energy Resource, 7.00%, 8/15/21, Callable 5/8/17 @ 105.25(b)	627,000
49,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100^	49,825
167,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	162,110
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	69,376
1,462,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	1,459,849
896,000	Marathon Petroleum Corp., 5.13%, 3/1/21	969,281
1,163,000	Midstates Petroleum Co., Inc., 10.75%, 10/1/20(c)(d)	—
57,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	57,311
747,000	Sabine Pass Liquefaction, 5.75%, 5/15/24, Callable 2/15/24 @ 100	814,081
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(b)	348,150
267,000	Southwestern Energy Co., 5.80%, 1/23/20, Callable 12/23/19 @ 100^(a)	269,503
348,000	Southwestern Energy Co., 6.70%, 1/23/25, Callable 10/23/24 @ 100^(a)	342,780
747,000	Sunoco LP/Finance Corp., 6.25%, 4/15/21, Callable 4/15/18 @ 103.13	761,940
824,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	885,520
154,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	158,607
446,000	Williams Cos., Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100	438,195
1,324,000	Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100^	1,333,930
521,000	Williams Cos., Inc., 5.75%, 6/24/44, Callable 12/24/43 @ 100	523,605
222,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100	229,721
357,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	362,133
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	253,291
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	438,339

		20,213,617

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals (0.0%):
$85,000	Zoetis, Inc., 1.88%, 2/1/18	$85,048

Real Estate Management & Development (0.4%):
2,426,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5	2,523,394

Semiconductors & Semiconductor Equipment (0.1%):
650,000	Qorvo, Inc., 7.00%, 12/1/25, Callable 12/1/20 @ 103.5	718,250

Software (0.2%):
500,000	Solera LLC/Solera Financial, 10.50%, 3/1/24, Callable 3/1/19 @ 107.88(b)	571,250
500,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 9/30/18 @ 104.5(b)	525,000

		1,096,250

Specialty Retail (0.1%):
600,000	L Brands, Inc., 6.75%, 7/1/36	571,680

Technology Hardware, Storage & Peripherals (0.0%):
218,000	HP Enterprise Co., 6.35%, 10/15/45, Callable 4/15/45 @ 100	224,487

Tobacco (0.8%):
317,000	Altria Group, Inc., 4.00%, 1/31/24	333,347
140,000	Reynolds American, Inc., 3.25%, 6/12/20	143,648
478,000	Reynolds American, Inc., 4.00%, 6/12/22^	501,694
346,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	364,202
179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	204,650
600,000	Reynolds American, Inc., 7.25%, 6/15/37	796,039
1,378,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	1,618,330
600,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(b)	612,750

		4,574,660

Trading Companies & Distributors (0.8%):
299,000	Air Lease Corp., 2.13%, 1/15/18	299,560
442,000	Air Lease Corp., 2.63%, 9/4/18, Callable 8/4/18 @ 100	445,705
499,000	Air Lease Corp., 4.75%, 3/1/20	529,260
379,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100^	392,890
348,000	Air Lease Corp., 3.38%, 6/1/21, Callable 5/1/21 @ 100^	354,750
703,000	Air Lease Corp., 3.75%, 2/1/22, Callable 12/1/21 @ 100	724,065
1,987,000	Air Lease Corp., 4.25%, 9/15/24, Callable 6/15/24 @ 100	2,056,971

		4,803,201

Wireless Telecommunication Services (0.3%):
1,500,000	T-Mobile USA, Inc., 6.63%, 4/1/23, Callable 4/1/18 @ 103.31	1,600,770

Total Corporate Bonds (Cost $173,352,658)		175,895,799

Yankee Dollars (14.1%):
Airlines (0.3%):
1,643,000	Air Canada, 7.75%, 4/15/21^(b)	1,848,375

Banks (2.5%):
642,000	Barclays plc, 3.25%, 1/12/21^	646,520
874,000	Barclays plc, 4.38%, 1/12/26	885,670

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$205,000	HSBC Holdings plc, 4.25%, 3/14/24	$208,007
980,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	949,713
791,000	Rabobank Nederland, 4.38%, 8/4/25	811,331
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(b)	205,550
175,000	Royal Bank of Canada, 4.65%, 1/27/26	185,155
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	4,032,378
675,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	717,316
2,477,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	2,618,199
3,303,000	Royal Bank of Scotland Group plc, 5.13%, 5/28/24	3,340,013

		14,599,852

Capital Markets (1.3%):
1,175,000	Credit Suisse GP Fun, Ltd., 3.80%, 6/9/23	1,179,810
720,000	Credit Suisse Group AG, 2.75%, 3/26/20	721,092
1,000,000	Credit Suisse Group AG, 3.80%, 9/15/22	1,013,608
720,000	Credit Suisse Group AG, 3.75%, 3/26/25	708,324
63,000	Credit Suisse, NY, 6.00%, 2/15/18	65,158
1,284,000	Deutsche Bank AG, Series G, 2.85%, 5/10/19	1,292,744
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25^	1,412,215
469,000	Thomson Reuters Corp., 3.85%, 9/29/24, Callable 6/29/24 @ 100	479,601
733,000	UBS Group AG, 4.13%, 9/24/25(b)	745,402

		7,617,954

Commercial Services & Supplies (0.2%):
1,493,000	GardaWorld Security Corp., 7.25%, 11/15/21, Callable 5/8/17 @ 105.44(b)	1,440,745

Diversified Financial Services (0.4%):
200,000	Banco Nacional de Desenvolvimento Economico, 4.00%, 4/14/19(b)	203,766
326,000	Banco Nacional de Desenvolvimento Economico, 6.50%, 6/10/19(b)	348,494
1,442,000	Banco Nacional de Desenvolvimento Economico, 5.50%, 7/12/20(b)	1,529,241
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23^(b)	352,063

		2,433,564

Diversified Telecommunication Services (0.3%):
700,000	Columbus International, Inc., 7.38%, 3/30/21, Callable 3/30/18 @ 103.69(b)	747,250
1,100,000	Telecome Italia SpA, 5.30%, 5/30/24(b)	1,112,375
300,000	Telesat Canada/Telesat L, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66(b)	328,500

		2,188,125

Food Products (0.4%):
500,000	Fage International / Fage USA, 5.63%, 8/15/26, Callable 8/15/21 @ 102.81(b)	501,250

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Food Products, continued
$1,910,000	JBS Investments GMBH, 7.75%, 10/28/20, Callable 10/28/17 @ 103.88^(b)	$2,000,725

		2,501,975

Insurance (0.0%):
200,000	AIA Group, Ltd., 2.25%, 3/11/19(b)	200,506

Life Sciences Tools & Services (0.1%):
500,000	DPX Holdings BV, 7.50%, 2/1/22, Callable 5/8/17 @ 105.63(b)	527,813

Machinery (0.0%):
107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, 5/1/20, Callable 4/1/20 @ 100	107,999

Media (0.6%):
1,493,000	Altice SA, 9.88%, 12/15/20, Callable 4/21/17 @ 104.94^(b)	1,572,129
2,226,000	Altice SA, 7.75%, 5/15/22, Callable 5/15/17 @ 105.81(b)	2,362,343
200,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 5/1/19 @ 104.88^(b)	190,750

		4,125,222

Metals & Mining (0.2%):
400,000	BHP Billiton, Ltd., 6.25%, 10/19/75, Callable 10/19/20 @ 100(a)(b)	432,500
681,000	BHP Billiton, Ltd., 6.75%, 10/19/75, Callable 10/20/25 @ 100^(a)(b)	770,211

		1,202,711

Oil, Gas & Consumable Fuels (4.0%):
164,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	163,966
1,009,000	Canadian Natural Resources, Ltd., 3.90%, 2/1/25, Callable 11/1/24 @ 100^	1,017,198
309,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	332,965
730,000	Cenovus Energy, Inc., 5.70%, 10/15/19	788,400
330,000	Empresa Nacional del Petroleo, 4.38%, 10/30/24(b)	336,234
218,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100^	222,540
252,000	Enbridge, Inc., 5.50%, 12/1/46, Callable 5/29/46 @ 100	267,925
1,344,000	Navios Maritime Holdings/Finance, 7.38%, 1/15/22, Callable 5/8/17 @ 105.53(b)	1,142,400
349,000	Petrobras Global Finance BV, 4.38%, 5/20/23^	330,678
1,229,000	Petrobras Global Finance BV, 5.63%, 5/20/43	1,014,171
2,677,000	Petrobras Global Finance BV, 7.25%, 3/17/44^	2,643,537
1,910,000	Petrobras International Finance Co., 5.38%, 1/27/21^	1,960,615
672,000	Petroleos Mexicanos, 3.50%, 7/18/18	682,147
354,000	Petroleos Mexicanos, 8.00%, 5/3/19	390,533
225,000	Petroleos Mexicanos, 6.00%, 3/5/20	241,425
769,000	Petroleos Mexicanos, 3.50%, 7/23/20	775,729
426,000	Petroleos Mexicanos, 3.50%, 1/30/23	405,935
971,000	Petroleos Mexicanos, 4.63%, 9/21/23^	976,583
1,746,000	Petroleos Mexicanos, 4.88%, 1/18/24^	1,761,713

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$1,036,000	Petroleos Mexicanos, 4.50%, 1/23/26^	$993,006
1,220,000	Petroleos Mexicanos, 6.50%, 3/13/27(e)	1,312,415
1,039,000	Petroleos Mexicanos, 6.50%, 6/2/41	1,034,844
841,000	Petroleos Mexicanos, 5.50%, 6/27/44	742,225
1,005,000	Petroleos Mexicanos, 5.63%, 1/23/46	898,571
1,677,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,701,148
747,000	Teine Energy, Ltd., 6.88%, 9/30/22, Callable 9/30/17 @ 105.16(b)	761,940

		22,898,843

Pharmaceuticals (1.0%):
865,000	Actavis Funding SCS, 2.45%, 6/15/19	870,041
1,224,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,249,800
336,000	Mylan NV, 2.50%, 6/7/19	337,536
685,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100^	687,518
337,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100^	329,864
200,000	Perrigo Co. plc, 2.30%, 11/8/18	200,987
200,000	Perrigo Finance plc, 3.50%, 12/15/21, Callable 10/15/21 @ 100	203,169
400,000	Perrigo Finance plc, 3.90%, 12/15/24, Callable 9/15/24 @ 100	398,617
484,000	Teva Pharmaceuticals, 2.20%, 7/21/21^	467,089
346,000	Teva Pharmaceuticals, 2.80%, 7/21/23	328,634
412,000	Teva Pharmaceuticals Ne, 3.15%, 10/1/26^	379,664
807,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(b)	621,390

		6,074,309

Software (0.1%):
550,000	Open Text Corp., 5.63%, 1/15/23, Callable 1/15/18 @ 104.22(b)	572,000

Sovereign Bonds (1.7%):
1,344,000	Dominican Republic, 5.50%, 1/27/25(b)	1,365,840
6,720,000	Republic of Argentina, 7.00%, 4/17/17(f)	6,928,320
1,500,000	Republic of Belarus, 8.95%, 1/26/18(b)	1,546,500

		9,840,660

Tobacco (0.2%):
690,000	Imperial Tobacco Group plc, 3.75%, 7/21/22, Callable 5/21/22 @ 100(b)	708,664
690,000	Imperial Tobacco Group plc, 4.25%, 7/21/25, Callable 4/21/25 @ 100(b)	713,956

		1,422,620

Trading Companies & Distributors (0.8%):
1,344,000	Aercap Ireland Capital, Ltd./ and AerCap Global Aviation Trust, 5.00%, 10/1/21	1,438,663
2,165,000	Aercap Ireland Capital, Ltd./ and AerCap Global Aviation Trust, 4.63%, 7/1/22	2,283,744
747,000	FLY Leasing, Ltd., 6.38%, 10/15/21, Callable 10/15/17 @ 104.78	767,543

		4,489,950

Total Yankee Dollars (Cost $83,143,253)		84,093,223

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds (2.3%):
California (0.4%):
$ 460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	$650,008
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	14,109
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	566,712
965,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	1,415,259

		2,646,088

Illinois (1.9%):
220,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	233,222
10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	10,439
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	441,715
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,064,762
420,000	Illinois State, Build America Bonds, GO, 4.00%, 12/1/20	412,217
1,340,000	Illinois State, Build America Bonds, GO, 5.88%, 3/1/19	1,409,157
645,000	Illinois State, Build America Bonds, GO, 5.67%, 3/1/18	662,099
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	323,568
105,000	Chicago Illinois, Taxable Project, GO, Series B, 5.43%, 1/1/42	85,778
395,000	Chicago Illinois, Taxable Project, GO, Series C1, 7.78%, 1/1/35	407,952
80,000	Chicago Illinois, GO, Series B, 5.63%, 1/1/22	80,150
770,000	Chicago Illinois, Taxable Project, GO, Series B, 6.31%, 1/1/44	689,481
4,440,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	4,051,146
125,000	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	127,455
176,000	Illinois State, Build America Bonds, GO, 4.35%, 6/1/18	177,749

		11,176,890

Total Municipal Bonds (Cost $14,290,235)		13,822,978

U.S. Government Agency Mortgages (21.9%):
Federal Home Loan Mortgage Corporation (5.1%)
89,518	3.00%, 2/1/31, Pool #G15741	91,896
453,067	3.00%, 4/1/31, Pool #G15799	465,106
23,613	3.00%, 5/1/31, Pool #J34616	24,240
76,299	3.00%, 6/1/31, Pool #J34680	78,326
172,601	2.50%, 7/1/31, Pool #J34888	172,913
431,018	4.00%, 6/1/33, Pool #G30718	457,937
2,885,445	5.00%, 2/1/38, Pool #G60365	3,168,554
147,506	3.50%, 4/1/40, Pool #V81744	151,543
161,173	3.50%, 5/1/40, Pool #V81750	165,585
267,381	3.50%, 6/1/40, Pool #V81792	274,700
117,154	3.50%, 8/1/40, Pool #V81886	120,353
103,100	3.50%, 9/1/40, Pool #V81958	105,912
1,061,563	4.00%, 1/1/41, Pool #A96413	1,118,085
890,611	4.00%, 2/1/41, Pool #A96807	938,054
109,616	4.50%, 3/1/41, Pool #A97673	117,822
183,468	4.50%, 4/1/41, Pool #A97942	197,342
481,282	5.00%, 6/1/41, Pool #G06596	534,767
2,428,678	4.50%, 1/1/42, Pool #G60517	2,611,912
66,369	3.50%, 8/1/42, Pool #Q10392	68,178
88,192	3.50%, 8/1/42, Pool #Q10434	90,595

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 89,451	3.50%, 8/1/42, Pool #Q10047	$91,890
83,711	3.50%, 8/1/42, Pool #Q10164	85,993
95,250	3.50%, 9/1/42, Pool #Q11244	97,845
60,389	3.50%, 11/1/42, Pool #G07231	62,035
73,979	4.00%, 11/1/42, Pool #Q13121	78,362
189,446	3.00%, 12/1/42, Pool #C04320	188,889
803,627	3.50%, 4/1/43, Pool #G07921	826,023
710,893	3.50%, 4/1/43, Pool #Q17209	730,269
142,103	4.00%, 5/1/43, Pool #Q18481	150,516
62,600	4.00%, 7/1/43, Pool #Q19597	66,058
805,713	3.00%, 10/1/43, Pool #G08553	801,678
77,779	4.00%, 10/1/43, Pool #Q22499	82,092
158,398	4.00%, 1/1/44, Pool #V80950	167,178
515,541	4.00%, 1/1/45, Pool #Q30720	541,177
82,658	3.50%, 3/1/45, Pool #Q32328	84,876
167,662	3.50%, 3/1/45, Pool #Q32008	172,159
84,578	3.50%, 3/1/45, Pool #Q31974	86,848
59,632	3.00%, 5/1/45, Pool #Q33468	59,255
453,443	3.50%, 5/1/45, Pool #Q33547	464,777
522,066	3.50%, 6/1/45, Pool #Q34311	536,074
344,863	3.00%, 6/1/45, Pool #Q34156	342,686
79,493	3.50%, 6/1/45, Pool #Q33791	81,481
497,165	3.50%, 6/1/45, Pool #Q34164	509,602
89,672	3.00%, 7/1/45, Pool #Q34759	89,268
31,348	3.00%, 7/1/45, Pool #Q34979	31,223
140,907	4.00%, 8/1/45, Pool #Q35845	147,955
34,580	4.00%, 9/1/45, Pool #Q37853	36,412
32,743	4.00%, 11/1/45, Pool #Q38812	34,371
27,543	4.00%, 2/1/46, Pool #Q38782	29,009
19,662	4.00%, 2/1/46, Pool #Q38879	20,659
44,220	4.00%, 2/1/46, Pool #Q38783	46,419
3,600,000	3.50%, 4/15/46, Pool #5310, TBA	3,681,562
194,218	3.50%, 5/1/46, Pool #G60603	199,320
613,916	3.50%, 5/1/46, Pool #G60553	630,702
990,655	3.00%, 10/1/46, Pool #Q43734	982,209
52,712	3.00%, 12/1/46, Pool #Q44977	52,263
3,416,202	3.00%, 12/1/46, Pool #G08737	3,387,079
2,514,679	3.00%, 1/1/47, Pool #G08741	2,493,241
1,500,149	3.00%, 2/1/47, Pool #G08747	1,487,350

		30,610,625

Federal National Mortgage Association (12.7%)
78,384	2.50%, 10/1/28, Pool #AU2669	79,291
575,968	3.50%, 9/1/29, Pool #AL5878	604,114
2,289,261	3.50%, 11/1/30, Pool #AL7688	2,396,489
32,409	3.00%, 12/1/30, Pool #BC3672	33,260
23,779	3.00%, 5/1/31, Pool #BA7510	24,403
23,856	3.00%, 6/1/31, Pool #BD1758	24,483
289,923	3.00%, 7/1/31, Pool #BC1464	297,592
1,031,559	3.00%, 7/1/31, Pool #AS7629	1,058,643
6,835	4.50%, 7/1/33, Pool #720240	7,340
12,791	4.50%, 7/1/33, Pool #729327	13,831
20,542	4.50%, 8/1/33, Pool #726928	22,250
63,110	4.50%, 8/1/33, Pool #729380	68,348
8,197	4.50%, 8/1/33, Pool #723124	8,799
24,225	4.50%, 8/1/33, Pool #726956	26,167
14,098	4.50%, 8/1/33, Pool #729713	15,264
10,820	4.50%, 8/1/33, Pool #727029	11,710
12,803	4.50%, 8/1/33, Pool #727160	13,868
18,268	4.50%, 9/1/33, Pool #734922	19,786
46,998	4.50%, 9/1/33, Pool #727147	50,902
55,182	4.50%, 12/1/33, Pool #AL5321	59,794
29,053	3.50%, 1/1/34, Pool #AS1614	30,344
64,833	3.50%, 1/1/34, Pool #AS1406	67,714
142,715	3.50%, 1/1/34, Pool #AS1612	149,058
201,603	3.50%, 1/1/34, Pool #AS1611	210,519

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 50,589	6.00%, 10/1/34, Pool #AL2130	$58,611
326,530	5.50%, 11/1/34, Pool #725946	365,605
158,753	5.50%, 1/1/35, Pool #735141	177,742
114,539	4.50%, 9/1/35, Pool #AB8198	123,994
1,107,179	6.00%, 5/1/36, Pool #745512	1,257,693
81,881	5.50%, 9/1/36, Pool #AD0500	91,696
568,612	6.00%, 1/1/37, Pool #932030	642,594
110,522	6.00%, 3/1/37, Pool #889506	124,908
147,154	6.00%, 1/1/38, Pool #889371	170,689
415,378	5.00%, 2/1/38, Pool #310165	454,352
51,689	6.00%, 3/1/38, Pool #889219	59,921
27,330	6.00%, 7/1/38, Pool #889733	31,521
163,477	4.50%, 3/1/39, Pool #AB0051	176,062
740,426	4.50%, 4/1/39, Pool #AB0043	802,203
275,297	5.00%, 6/1/39, Pool #AL7550	301,438
758,900	5.00%, 6/1/39, Pool #AL7521	831,232
984,142	6.00%, 7/1/39, Pool #BF0030	1,114,406
195,823	6.00%, 5/1/40, Pool #AL2129	227,275
48,101	4.00%, 12/1/40, Pool #AE7856	50,629
104,319	4.00%, 12/1/40, Pool #AA4757	109,550
151,512	4.00%, 9/1/41, Pool #AJ0784	159,541
551,737	4.00%, 10/1/41, Pool #AL2512	580,704
17,202	6.00%, 1/1/42, Pool #AL2128	19,857
143,038	3.50%, 9/1/42, Pool #AP4100	147,014
347,465	3.00%, 9/1/42, Pool #AB6126	346,389
283,111	3.00%, 10/1/42, Pool #AB6509	282,234
514,031	3.00%, 10/1/42, Pool #AB6504	512,441
523,504	3.00%, 11/1/42, Pool #AB6976	521,884
30,626	3.50%, 12/1/42, Pool #AQ9054	31,477
194,660	3.00%, 12/1/42, Pool #AB7282	194,057
801,846	3.00%, 1/1/43, Pool #AB7586	799,372
996,678	3.00%, 1/1/43, Pool #AL3181	993,590
172,959	3.50%, 1/1/43, Pool #AQ9328	177,766
311,210	3.00%, 2/1/43, Pool #AB7846	310,247
393,398	2.50%, 2/1/43, Pool #AB8465	376,750
35,730	3.50%, 2/1/43, Pool #AR1797	36,723
43,463	3.50%, 3/1/43, Pool #AR7567	44,667
109,873	3.50%, 3/1/43, Pool #AL3409	112,927
41,271	3.50%, 3/1/43, Pool #AR6751	42,417
212,157	3.50%, 8/1/43, Pool #AL7261	218,051
464,581	3.00%, 9/1/43, Pool #AL5059	463,143
588,314	4.50%, 3/1/44, Pool #AL5082	630,912
266,084	3.50%, 3/1/44, Pool #AL7377	273,498
562,497	3.00%, 6/1/44, Pool #AL7195	560,755
601,250	5.00%, 11/1/44, Pool #AL7307	658,501
58,960	4.00%, 12/1/44, Pool #AW9502	61,848
249,485	4.00%, 12/1/44, Pool #AX8459	263,008
31,643	4.00%, 12/1/44, Pool #AY0045	33,198
5,741,268	3.50%, 2/1/45, Pool #AS4469	5,885,210
462,796	4.00%, 3/1/45, Pool #AL6541	487,894
119,705	3.50%, 3/1/45, Pool #AY5352	122,789
172,412	4.00%, 5/1/45, Pool #AZ1207	180,855
79,633	4.00%, 5/1/45, Pool #AZ1876	83,889
159,922	3.50%, 5/1/45, Pool #AZ1192	163,992
127,838	3.50%, 5/1/45, Pool #AZ0727	131,239
217,706	3.50%, 5/1/45, Pool #AY9287	223,488
168,487	3.50%, 5/1/45, Pool #AY9324	172,963
130,807	3.50%, 5/1/45, Pool #AY9074	134,280
136,954	3.00%, 5/1/45, Pool #AS4972	136,127
81,683	4.00%, 5/1/45, Pool #AZ2992	85,679
463,650	4.00%, 6/1/45, Pool #AY8096	486,431
1,515,114	3.50%, 6/1/45, Pool #AY5622	1,555,327
291,362	4.00%, 6/1/45, Pool #AY8126	305,675
93,357	4.00%, 6/1/45, Pool #AZ2719	98,332
343,175	5.00%, 6/1/45, Pool #AZ3448	374,848

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 84,257	4.00%, 6/1/45, Pool #AZ3341	$88,743
36,870	3.50%, 7/1/45, Pool #AS5312	37,850
233,702	3.50%, 7/1/45, Pool #AZ3198	239,901
970,578	3.50%, 7/1/45, Pool #AZ0814	994,902
750,077	4.00%, 7/1/45, Pool #AZ0833	790,011
390,417	4.00%, 7/1/45, Pool #AZ1783	409,571
133,889	3.00%, 8/1/45, Pool #AZ8288	133,063
51,188	3.00%, 8/1/45, Pool #AZ3728	50,878
304,909	3.00%, 8/1/45, Pool #AS5634	303,034
264,143	3.50%, 8/1/45, Pool #AY8424	270,772
1,088,592	4.00%, 10/1/45, Pool #AL7593	1,147,536
216,248	4.00%, 10/1/45, Pool #AL7413	227,948
107,080	4.00%, 11/1/45, Pool #AZ0560	112,336
46,018	4.00%, 12/1/45, Pool #BC0997	48,280
78,676	4.00%, 12/1/45, Pool #AS6350	82,948
146,862	4.00%, 12/1/45, Pool #BA6404	154,082
145,639	3.50%, 12/1/45, Pool #AL7890	149,512
148,819	3.50%, 2/1/46, Pool #AS6620	152,561
1,931,641	4.00%, 2/1/46, Pool #BC1578	2,026,623
4,029,990	3.50%, 3/1/46, Pool #BC0300	4,124,655
65,939	4.00%, 4/1/46, Pool #BC3920	69,194
98,536	4.00%, 4/1/46, Pool #BC7809	103,400
1,600,000	3.50%, 4/25/46, TBA	1,636,625
358,904	3.50%, 5/1/46, Pool #BD2536	367,930
24,707	4.00%, 5/1/46, Pool #BC2276	25,926
483,074	3.50%, 5/1/46, Pool #BD0997	495,221
1,237,376	3.50%, 6/1/46, Pool #BC1145	1,268,492
883,857	4.00%, 6/1/46, Pool #AL9282	927,407
675,241	4.00%, 6/1/46, Pool #BC0960	708,570
852,941	3.50%, 7/1/46, Pool #AL9515	874,391
166,580	4.00%, 7/1/46, Pool #BC6148	174,802
2,099,663	3.00%, 8/1/46, Pool #BC1509	2,085,340
307,011	3.50%, 8/1/46, Pool #AL8990	315,020
180,366	4.50%, 8/1/46, Pool #AL9111	193,332
286,396	4.00%, 8/1/46, Pool #AL8881	301,723
138,676	4.00%, 8/1/46, Pool #BD1451	145,521
168,471	3.50%, 8/1/46, Pool #AL8970	172,966
1,800,007	3.00%, 9/1/46, Pool #AS7844	1,787,727
150,514	4.00%, 9/1/46, Pool #BD1489	157,943
1,659,295	3.00%, 9/1/46, Pool #BC2817	1,647,975
45,687	4.00%, 10/1/46, Pool #BD7599	47,942
476,113	3.50%, 10/1/46, Pool #BC4760	488,885
371,247	3.50%, 11/1/46, Pool #BE1891	380,596
193,895	3.50%, 11/1/46, Pool #BC9014	199,117
955,777	3.50%, 12/1/46, Pool #BC9077	979,989
5,238,197	3.00%, 1/1/47, Pool #MA2863	5,195,965
845,516	3.50%, 1/1/47, Pool #AL9776	866,953
1,996,453	3.00%, 2/1/47, Pool #BE7244	1,980,605
3,698,160	4.00%, 2/1/47, Pool #AL9779	3,899,801
199,708	3.50%, 2/1/47, Pool #BE5696	204,772
3,000,000	4.50%, 4/25/47, Pool #20573, TBA	3,216,563
2,200,000	4.00%, 4/25/47, TBA	2,307,594

		76,721,572

Government National Mortgage Association (4.1%)
16,027	5.00%, 6/15/34, Pool #629493	17,648
13,673	5.00%, 3/15/38, Pool #676766	15,083
6,201	5.00%, 4/15/38, Pool #672672	6,789
28,040	5.00%, 8/15/38, Pool #687818	30,686
186,779	5.00%, 1/15/39, Pool #705997	204,333
338,725	5.00%, 3/15/39, Pool #646746	374,144
2,328	5.00%, 3/15/39, Pool #697946	2,570
392,192	4.00%, 10/15/40, Pool #783143	414,686
900,333	4.50%, 3/20/41, Pool #4978	972,007
646,616	4.00%, 5/20/41, Pool #5054	687,949
323,140	4.50%, 5/20/41, Pool #005055	348,866

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$317,862	4.50%, 6/15/41, Pool #366975	$341,894
210,744	4.50%, 6/20/41, Pool #005082	227,522
735,268	4.00%, 10/20/41, Pool #5203	781,190
777,586	3.50%, 12/20/41, Pool #5258	809,240
447,301	3.00%, 12/20/42, Pool #MA0624	452,999
79,602	3.00%, 1/20/43, Pool #MA0698	80,616
976,101	3.50%, 2/20/43, Pool #MA0783	1,016,443
830,863	3.50%, 4/20/43, Pool #783976	865,202
985,658	3.00%, 4/20/46, Pool #MA3596	995,461
126,165	3.00%, 5/20/46, Pool #MA3662	127,420
45,056	3.50%, 5/20/46, Pool #AR9028	46,852
48,856	3.50%, 5/20/46, Pool #AS4272	50,779
34,492	3.50%, 5/20/46, Pool #AR9166	35,867
60,080	3.50%, 6/20/46, Pool #AT4133	62,517
61,013	3.50%, 6/20/46, Pool #AS4285	63,415
115,303	3.00%, 6/20/46, Pool #MA3735	116,449
38,354	3.50%, 6/20/46, Pool #AT4134	39,878
177,003	3.50%, 6/20/46, Pool #AT4139	184,058
396,201	3.00%, 8/20/46, Pool #MA3873	400,142
1,011,670	3.00%, 9/20/46, Pool #MA3936	1,021,732
58,581	3.00%, 10/20/46, Pool #MA4003	59,163
3,319,684	3.00%, 12/20/46, Pool #MA4126	3,352,701
537,498	3.00%, 1/20/47, Pool #MA4195	542,844
1,750,000	4.00%, 4/20/47, TBA	1,848,301
5,600,000	3.50%, 4/20/47, TBA	5,806,501
562,417	Class JA, Series 2015-H21, 2.50%, 6/20/65, Callable 7/20/21 @ 100	567,492

		22,971,439

Total U.S. Government Agency Mortgages (Cost $130,939,924)		130,303,636

U.S. Treasury Obligations (29.1%):
U.S Treasury Inflation Index (1.1%)
4,972,000	0.13%, 7/15/26	4,914,300
1,717,000	1.00%, 2/15/46	1,786,465

		6,700,765

U.S. Treasury Bonds (3.0%)
6,620,000	2.25%, 8/15/46	5,602,691
12,870,000	2.88%, 11/15/46	12,487,414

		18,090,105

U.S. Treasury Inflation Index Bonds (4.3%)
3,342,000	0.25%, 1/15/25	3,397,307
7,466,000	0.63%, 1/15/26	7,768,650
4,362,000	1.38%, 2/15/44	5,010,918
9,627,000	0.75%, 2/15/45	9,450,501

		25,627,376

U.S. Treasury Notes (20.7%)
11,200,000	0.75%, 10/31/17	11,186,874
14,000,000	0.75%, 10/31/18	13,901,566
20,537,000	1.75%, 12/31/20	20,552,237
17,547,000	1.25%, 3/31/21	17,185,093
5,324,000	1.38%, 4/30/21	5,234,573
22,800,000	1.88%, 2/28/22	22,751,025
19,238,000	2.13%, 3/31/24	19,124,534
14,084,000	1.50%, 8/15/26	13,032,094

		122,967,996

Total U.S. Treasury Obligations (Cost $176,271,193)		173,386,242

Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (5.9%):
35,350,414	AZL Pyramis Total Bond Fund Securities Lending Collateral Account(g)	$35,350,414

Total Securities Held as Collateral for Securities on Loan (Cost $35,350,414)		35,350,414

Shares		Fair Value
Unaffiliated Investment Company (4.9%):
28,975,134	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(f)	28,975,134

Total Unaffiliated Investment Company (Cost $28,975,134)		28,975,134

Shares		Fair Value
Warrant(0.0%):
Oil, Gas & Consumable Fuels (0.0%):
3,749	Midstates Petroleum Co., Inc., 4/21/20*(c)	8,435

Total Warrant (Cost $8,454)		8,435

Total Investment Securities (Cost $652,977,416)(h) - 109.6%		652,106,796
Net other assets (liabilities) - (9.6)%		(57,196,666)

Net Assets - 100.0%		$594,910,130

Percentages indicated are based on net assets as of March 31, 2017.

GO	-	General Obligation
MTN	-	Medium Term Note
TBA	-	To Be Announced Security

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $34,000,969.
(a)	Variable rate security. The rate presented represents the rate in effect at March 31, 2017. The date presented represents the final maturity date.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 0.00% of the net assets of the fund.
(d)	Defaulted bond.
(e)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.22% of the net assets of the fund.
(f)	The rate represents the effective yield at March 31, 2017.
(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(h)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2017:

Country	Percentage
Argentina	1.1%
Australia	0.2%
Austria	0.3%
Barbados	0.1%
Belarus	0.2%
Bermuda	0.1%
Brazil	0.4%
Canada	1.4%
Cayman Islands	0.3%
Chile	0.1%
Dominican Republic	0.2%
Germany	0.4%
Guernsey	0.6%
Hong Kong	—	%NM
Ireland	0.7%
Italy	0.3%
Jersey	0.1%
Luxembourg	1.0%
Marshall Islands	0.2%
Mexico	1.8%
Netherlands	1.2%
Switzerland	—	%NM
United Kingdom	2.2%
United States	87.1%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Securities Sold Short (-0.4%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal National Mortgage Association (TBA)	3.00%	4/25/46	$(2,300,000)	$(2,247,219)	$(2,279,875)	$(32,656)

				$(2,247,219)	$(2,279,875)	$(32,656)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (97.0%):
Aerospace & Defense (2.6%):
10,042	BE Aerospace, Inc.^	$643,793
58,840	Boeing Co. (The)	10,406,443
9,107	BWX Technologies, Inc.	433,493
10,007	General Dynamics Corp.	1,873,310
1,962	HEICO Corp.^	171,086
3,649	HEICO Corp., Class A	273,675
9,113	Hexcel Corp.^	497,114
3,828	Huntington Ingalls Industries, Inc.	766,519
25,075	Lockheed Martin Corp.	6,710,070
16,405	Northrop Grumman Corp.	3,901,765
11,184	Raytheon Co.	1,705,560
12,919	Rockwell Collins, Inc.^	1,255,210
6,084	Spirit AeroSystems Holdings, Inc., Class A	352,385
8,122	Textron, Inc.	386,526
4,969	TransDigm Group, Inc.^	1,093,975

		30,470,924

Air Freight & Logistics (1.2%):
14,145	C.H. Robinson Worldwide, Inc.^	1,093,267
12,580	Expeditors International of Washington, Inc.^	710,644
24,602	FedEx Corp.	4,801,080
68,207	United Parcel Service, Inc., Class B	7,318,612

		13,923,603

Airlines (0.6%):
9,808	Alaska Air Group, Inc.^	904,494
56,069	Delta Air Lines, Inc.	2,576,931
2,137	JetBlue Airways Corp.*	44,044
62,984	Southwest Airlines Co.	3,386,019

		6,911,488

Auto Components (0.3%):
2,035	Adient plc	147,883
2,828	BorgWarner, Inc.^	118,182
26,836	Delphi Automotive plc	2,160,030
17,676	Gentex Corp.^	377,029
5,996	Lear Corp.	848,914
3,298	Visteon Corp.*^	323,039

		3,975,077

Automobiles (0.4%):
18,040	Harley-Davidson, Inc.	1,091,420
11,533	Tesla Motors, Inc.*^	3,209,634
4,719	Thor Industries, Inc.	453,637

		4,754,691

Banks (0.3%):
21,483	Citizens Financial Group, Inc.	742,237
379	First Hawaiian, Inc.	11,340
11,355	First Republic Bank	1,065,212
3,207	Signature Bank*	475,887
3,940	SVB Financial Group*	733,195
5,455	Western Alliance Bancorp*	267,786

		3,295,657

Beverages (2.9%):
4,807	Brown-Forman Corp., Class A^	226,265
17,335	Brown-Forman Corp., Class B^	800,530
287,499	Coca-Cola Co. (The)	12,201,458
16,316	Constellation Brands, Inc., Class C	2,644,334
18,243	Dr Pepper Snapple Group, Inc.	1,786,355
41,186	Monster Beverage Corp.*	1,901,558
123,967	PepsiCo, Inc.	13,866,948

		33,427,448

Biotechnology (5.5%):
159,626	AbbVie, Inc.	10,401,230
9,123	Acadia Pharmaceuticals, Inc.*^	313,649
3,184	Agios Pharmaceuticals, Inc.*^	185,946
21,397	Alexion Pharmaceuticals, Inc.*	2,594,172

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
14,853	Alkermes plc*	$868,901
6,265	Alnylam Pharmaceuticals, Inc.*^	321,081
74,111	Amgen, Inc.	12,159,392
85	Aquabounty Technologies, Inc.*^	942
21,580	Biogen Idec, Inc.*	5,900,404
16,746	BioMarin Pharmaceutical, Inc.*^	1,469,964
10,790	Bioverativ, Inc.*	587,623
75,780	Celgene Corp.*	9,429,305
130,699	Gilead Sciences, Inc.	8,877,076
16,014	Incyte Corp.*	2,140,591
1,688	Intercept Pharmaceuticals, Inc.*^	190,913
5,728	Intrexon Corp.*^	113,529
11,824	Ionis Pharmaceuticals, Inc.*^	475,325
5,859	Juno Therapeutics, Inc.*^	130,011
8,309	Neurocrine Biosciences, Inc.*^	359,780
27,600	OPKO Health, Inc.*^	220,800
7,647	Regeneron Pharmaceuticals, Inc.*	2,963,289
9,460	Seattle Genetics, Inc.*^	594,656
1,267	United Therapeutics Corp.*^	171,526
24,251	Vertex Pharmaceuticals, Inc.*	2,651,847

		63,121,952

Building Products (0.4%):
14,336	A.O. Smith Corp.	733,430
9,439	Allegion plc	714,532
14,944	Fortune Brands Home & Security, Inc.	909,342
19,532	Johnson Controls International plc	822,688
3,619	Lennox International, Inc.^	605,459
21,192	Masco Corp.	720,316

		4,505,767

Capital Markets (1.6%):
4,816	Affiliated Managers Group, Inc.^	789,535
4,385	Ameriprise Financial, Inc.	568,647
3,884	Artisan Partners Asset Management, Inc., Class A	107,198
7,964	CBOE Holdings, Inc.	645,641
91,318	Charles Schwab Corp. (The)	3,726,687
1,594	Donnelley Financial Solutions, Inc.*^	30,748
11,324	Eaton Vance Corp.^	509,127
3,937	FactSet Research Systems, Inc.^	649,251
879	Federated Investors, Inc., Class B^	23,153
814	Interactive Brokers Group, Inc., Class A^	28,262
27,773	Intercontinental Exchange, Inc.	1,662,770
7,155	Invesco, Ltd.	219,158
1,552	Lazard, Ltd., Class A	71,376
1,155	LPL Financial Holdings, Inc.	46,004
3,604	MarketAxess Holdings, Inc.	675,714
14,923	Moody’s Corp.	1,671,973
1,831	Morningstar, Inc.	143,917
8,472	MSCI, Inc., Class A	823,394
25,978	S&P Global, Inc.	3,396,364
13,169	SEI Investments Co.	664,244
19,088	T. Rowe Price Group, Inc.	1,300,847
21,799	TD Ameritrade Holding Corp.	847,109

		18,601,119

Chemicals (2.6%):
2,725	Advansix, Inc.*	74,447
16,796	Air Products & Chemicals, Inc.	2,272,331
16,193	Axalta Coating Systems, Ltd.*	521,415
1,441	Celanese Corp., Series A	129,474
86,223	E.I. du Pont de Nemours & Co.	6,926,293
25,680	Ecolab, Inc.^	3,218,731
10,593	FMC Corp.	737,167

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
7,926	International Flavor & Fragrances, Inc.	$1,050,433
14,307	Lyondellbasell Industries NV	1,304,655
27,913	Monsanto Co.	3,159,752
652	NewMarket Corp.^	295,506
26,136	PPG Industries, Inc.	2,746,371
24,709	Praxair, Inc.	2,930,487
12,822	RPM International, Inc.	705,595
4,028	Scotts Miracle-Gro Co. (The)	376,175
7,927	Sherwin Williams Co.	2,458,876
7,744	Valspar Corp. (The)	859,119
446	Valvoline, Inc.^	10,949
3,682	W.R. Grace & Co.	256,672

		30,034,448

Commercial Services & Supplies (0.6%):
8,851	Cintas Corp.	1,120,006
198	Clean Harbors, Inc.*^	11,013
9,616	Copart, Inc.*^	595,519
11,966	Covanta Holding Corp.^	187,866
13,545	KAR Auction Services, Inc.	591,510
1,563	LSC Communications, Inc.	39,325
19,376	Pitney Bowes, Inc.	254,019
9,257	Rollins, Inc.^	343,712
5,067	RR Donnelley & Sons Co.^	61,361
7,663	Stericycle, Inc.*^	635,186
36,102	Waste Management, Inc.	2,632,559

		6,472,076

Communications Equipment (0.3%):
3,827	Arista Networks, Inc.*^	506,197
4,430	ARRIS International plc*^	117,174
12,590	CommScope Holding Co., Inc.*	525,129
6,657	F5 Networks, Inc.*	949,088
2,045	Motorola Solutions, Inc.	176,320
8,486	Palo Alto Networks, Inc.*	956,203

		3,230,111

Construction & Engineering (0.0%):
4,076	Quanta Services, Inc.*	151,260
1,835	Valmont Industries, Inc.	285,343

		436,603

Construction Materials (0.3%):
4,595	Eagle Materials, Inc., Class A^	446,358
5,632	Martin Marietta Materials, Inc.	1,229,184
12,080	Vulcan Materials Co.	1,455,399

		3,130,941

Consumer Finance (0.1%):
851	Credit Acceptance Corp.*^	169,698
12,593	Discover Financial Services	861,235

		1,030,933

Containers & Packaging (0.5%):
1,629	AptarGroup, Inc.	125,417
8,264	Avery Dennison Corp.	666,078
16,729	Ball Corp.	1,242,295
1,573	Bemis Co., Inc.^	76,857
12,450	Berry Plastics Group, Inc.*^	604,697
13,175	Crown Holdings, Inc.*	697,616
21,476	Graphic Packaging Holding Co.^	276,396
15,432	Owens-Illinois, Inc.*	314,504
9,195	Packaging Corp. of America	842,446
19,466	Sealed Air Corp.	848,328
3,777	Silgan Holdings, Inc.^	224,203

		5,918,837

Distributors (0.2%):
13,537	Genuine Parts Co.^	1,250,955
29,990	LKQ Corp.*	877,807

Shares		Fair Value
Common Stocks, continued
Distributors, continued
3,967	Pool Corp.	$473,382

		2,602,144

Diversified Consumer Services (0.1%):
18,450	Service Corp. International^	569,736
13,332	ServiceMaster Global Holdings, Inc.*	556,611

		1,126,347

Diversified Telecommunication Services (0.9%):
201,312	Verizon Communications, Inc.	9,813,960
16,056	Zayo Group Holdings, Inc.*	528,242

		10,342,202

Electrical Equipment (0.3%):
4,311	Acuity Brands, Inc.^	879,444
4,388	AMETEK, Inc.^	237,303
10,231	Emerson Electric Co.	612,428
3,435	Hubbell, Inc.^	412,372
10,116	Rockwell Automation, Inc.	1,575,162

		3,716,709

Electronic Equipment, Instruments & Components (0.5%):
29,532	Amphenol Corp., Class A	2,101,791
16,035	CDW Corp.	925,380
7,987	Cognex Corp.	670,509
10,639	Fitbit, Inc., Class A*^	62,983
2,885	IPG Photonics Corp.*^	348,220
7,726	National Instruments Corp.^	251,559
19,584	Trimble Navigation, Ltd.*^	626,884
11,322	VeriFone Systems, Inc.*^	212,061
4,124	Zebra Technologies Corp., Class A*^	376,315

		5,575,702

Equity Real Estate Investment Trusts (2.6%):
853	Alexandria Real Estate Equities, Inc.^	94,274
41,551	American Tower Corp.	5,050,109
2,510	Boston Properties, Inc.	332,349
1,085	Care Capital Properties, Inc.^	29,154
17,396	Colony Northstar, Inc.	224,582
31,335	Crown Castle International Corp.	2,959,591
11,576	CubeSmart^	300,513
6,367	Cyrusone, Inc.^	327,709
10,974	Digital Realty Trust, Inc.^	1,167,524
7,694	Empire State Realty Trust, Inc., Class A^	158,804
7,412	Equinix, Inc.	2,967,542
7,513	Equity Lifestyle Properties, Inc.	578,952
2,656	Essex Property Trust, Inc.^	614,944
11,855	Extra Space Storage, Inc.^	881,893
6,868	Federal Realty Investment Trust^	916,878
18,410	Gaming & Leisure Properties, Inc.^	615,262
9,556	Healthcare Trust of America, Inc., Class A^	300,632
1,086	Invitation Homes, Inc.*	23,707
25,503	Iron Mountain, Inc.^	909,692
8,066	Lamar Advertising Co., Class A^	602,853
3,067	Life Storage, Inc.^	251,862
1,919	Outfront Media, Inc.	50,949
8,855	Parks Hotels & Resorts, Inc.^	227,308
14,542	Public Storage, Inc.^	3,183,389
1,843	Regency Centers Corp.	122,357
7,819	SBA Communications Corp.*	941,173
2,083	Senior Housing Properties Trust	42,181
27,497	Simon Property Group, Inc.^	4,730,309
7,941	Tanger Factory Outlet Centers, Inc.^	260,227

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
10,449	Ventas, Inc.	$679,603

		29,546,322

Food & Staples Retailing (2.0%):
3,802	Casey’s General Stores, Inc.^	426,775
42,965	Costco Wholesale Corp.	7,204,800
99,723	CVS Health Corp.	7,828,255
93,715	Kroger Co. (The)	2,763,655
101,114	Rite Aid Corp.*	429,735
13,337	Sprouts Farmers Market, Inc.*^	308,351
51,702	Sysco Corp.	2,684,368
4,702	US Foods Holding Corp.*	131,562
17,471	Walgreens Boots Alliance, Inc.	1,450,967
5,543	Whole Foods Market, Inc.^	164,738

		23,393,206

Food Products (1.4%):
6,170	Blue Buffalo Pet Products, Inc.*^	141,910
18,282	Campbell Soup Co.^	1,046,462
33,954	ConAgra Foods, Inc.	1,369,704
15,132	Flowers Foods, Inc.^	293,712
58,603	General Mills, Inc.	3,458,163
7,206	Hain Celestial Group, Inc.*	268,063
13,804	Hershey Co. (The)	1,508,087
23,440	Hormel Foods Corp.^	811,727
4,985	Ingredion, Inc.	600,344
22,575	Kellogg Co.	1,639,171
7,519	Kraft Heinz Co. (The)	682,800
11,333	Lamb Weston Holding, Inc.	476,666
11,343	McCormick & Co.^	1,106,510
6,622	Mead Johnson Nutrition Co.	589,888
1,278	Pilgrim’s Pride Corp.^	28,761
3,540	Post Holdings, Inc.*^	309,821
1,786	TreeHouse Foods, Inc.*^	151,203
13,544	Tyson Foods, Inc., Class A	835,800
17,282	WhiteWave Foods Co., Class A*	970,384

		16,289,176

Health Care Equipment & Supplies (2.6%):
16,551	Abbott Laboratories	735,030
3,903	ABIOMED, Inc.*	488,656
1,832	Alere, Inc.*	72,785
7,096	Align Technology, Inc.*^	813,982
5,300	Baxter International, Inc.	274,858
20,613	Becton, Dickinson & Co.	3,781,249
132,812	Boston Scientific Corp.*^	3,303,034
7,231	C.R. Bard, Inc.	1,797,193
3,632	Cooper Cos., Inc. (The)	726,000
15,755	Danaher Corp.	1,347,525
8,070	Dexcom, Inc.*^	683,771
20,782	Edwards Lifesciences Corp.*	1,954,963
5,962	Hill-Rom Holdings, Inc.	420,917
27,218	Hologic, Inc.*	1,158,126
8,732	IDEXX Laboratories, Inc.*	1,350,055
3,720	Intuitive Surgical, Inc.*^	2,851,268
13,830	ResMed, Inc.^	995,345
33,167	Stryker Corp.^	4,366,437
832	Teleflex, Inc.^	161,183
3,930	Varex Imaging Corp.*^	132,048
9,391	Varian Medical Systems, Inc.*^	855,802
7,059	West Pharmaceutical Services, Inc.	576,085
9,595	Zimmer Holdings, Inc.	1,171,645

		30,017,957

Health Care Providers & Services (3.5%):
2,646	Acadia Healthcare Co., Inc.*^	115,366
11,289	Aetna, Inc.	1,439,912
16,203	AmerisourceBergen Corp.^	1,433,966
7,121	Anthem, Inc.	1,177,671

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
29,760	Cardinal Health, Inc.	$2,426,928
12,129	Centene Corp.*	864,313
8,347	Cigna Corp.	1,222,752
6,107	DaVita, Inc.*	415,093
8,074	Envision Healthcare Corp.*^	495,098
52,266	Express Scripts Holding Co.*	3,444,851
20,470	HCA Holdings, Inc.*	1,821,625
7,989	Henry Schein, Inc.*	1,357,890
13,821	Humana, Inc.	2,849,061
4,490	Laboratory Corp. of America Holdings*	644,180
20,881	McKesson Corp.	3,095,817
6,303	MEDNAX, Inc.*^	437,302
8,124	Patterson Cos., Inc.^	367,449
1,223	Premier, Inc., Class A*^	38,928
8,294	Tenet Healthcare Corp.*^	146,887
93,183	UnitedHealth Group, Inc.	15,282,943
1,978	Universal Health Services, Inc., Class B	246,162
7,646	VCA Antech, Inc.*	699,609
4,009	WellCare Health Plans, Inc.*	562,102

		40,585,905

Health Care Technology (0.2%):
3,807	athenahealth, Inc.*^	429,011
28,914	Cerner Corp.*^	1,701,589
6,421	Inovalon Holdings, Inc., Class A*^	80,905
9,405	Veeva Systems, Inc., Class A*^	482,288

		2,693,793

Hotels, Restaurants & Leisure (3.1%):
10,117	Aramark Holdings Corp.	373,014
5,085	Brinker International, Inc.^	223,537
2,762	Chipotle Mexican Grill, Inc.*^	1,230,526
2,026	Choice Hotels International, Inc.^	126,828
11,519	Darden Restaurants, Inc.^	963,795
4,944	Domino’s Pizza, Inc.^	911,179
9,017	Dunkin’ Brands Group, Inc.^	493,050
859	Extended Stay America, Inc.	13,692
4,749	Hilton Grand Vacations*	136,106
15,257	Hilton Worldwide Holdings, Inc.	891,924
204	Hyatt Hotels Corp., Class A*^	11,012
35,788	Las Vegas Sands Corp.	2,042,421
23,939	Marriott International, Inc., Class A	2,254,575
82,013	McDonald’s Corp.	10,629,706
4,436	MGM Resorts International	121,546
1,284	Norwegian Cruise Line Holdings, Ltd.*	65,137
2,197	Panera Bread Co., Class A*^	575,328
6,999	Six Flags Entertainment Corp.	416,371
140,708	Starbucks Corp.	8,215,940
3,818	Vail Resorts, Inc.	732,674
12,384	Wendy’s Co. (The)^	168,546
10,214	Wyndham Worldwide Corp.^	860,938
7,181	Wynn Resorts, Ltd.^	823,014
33,891	Yum China Holdings, Inc.*	921,835
34,275	Yum! Brands, Inc.	2,190,173

		35,392,867

Household Durables (0.6%):
968	CalAtlantic Group, Inc.^	36,252
18,224	D.R. Horton, Inc.	607,041
13,036	Leggett & Platt, Inc.^	655,972
8,681	Lennar Corp., Class A^	444,380
802	Lennar Corp., Class B	33,524
4,821	Mohawk Industries, Inc.*	1,106,371
46,318	Newell Brands, Inc.	2,184,820
344	NVR, Inc.*	724,767

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
9,246	PulteGroup, Inc.^	$217,743
5,470	Tempur Sealy International, Inc.*^	254,136
7,519	Toll Brothers, Inc.*	271,511
4,788	Tupperware Brands Corp.^	300,303
754	Whirlpool Corp.^	129,183

		6,966,003

Household Products (0.7%):
25,250	Church & Dwight Co., Inc.	1,259,218
10,863	Clorox Co. (The)^	1,464,658
15,233	Colgate-Palmolive Co.	1,114,903
2,057	Energizer Holdings, Inc.^	114,678
30,177	Kimberly-Clark Corp.	3,972,198
2,378	Spectrum Brands Holdings, Inc.^	330,566

		8,256,221

Industrial Conglomerates (2.3%):
58,039	3M Co., Class C	11,104,601
1,936	Carlisle Cos., Inc.	206,010
166,818	General Electric Co.	4,971,176
75,064	Honeywell International, Inc.	9,373,242
5,081	Roper Industries, Inc.^	1,049,176

		26,704,205

Insurance (0.7%):
984	AmTrust Financial Services^	18,165
25,913	Aon plc	3,075,614
11,842	Arthur J. Gallagher & Co.	669,547
800	Brown & Brown, Inc.	33,376
1,851	Erie Indemnity Co., Class A	227,118
5,261	Lincoln National Corp.	344,332
51,386	Marsh & McLennan Cos., Inc.	3,796,911
5,224	Progressive Corp. (The)	204,676
8,374	XL Group, Ltd.	333,788

		8,703,527

Internet & Direct Marketing Retail (4.4%):
38,375	Amazon.com, Inc.*	34,020,972
11,749	Expedia, Inc.	1,482,371
37,882	Groupon, Inc.*^	148,876
1,049	Liberty Expedia Holdings, Class A*^	47,709
24,596	Liberty Interactive Corp., Class A*	492,412
1,574	Liberty Ventures, Series A, Class A*	70,012
40,197	Netflix, Inc.*	5,941,519
4,880	Priceline Group, Inc. (The)*	8,686,253
11,173	TripAdvisor, Inc.*^	482,227

		51,372,351

Internet Software & Services (7.5%):
14,934	Akamai Technologies, Inc.*^	891,560
28,967	Alphabet, Inc., Class A*	24,558,224
29,277	Alphabet, Inc., Class C*	24,287,028
605	Commercehub, Inc. Com, Series A*	9,365
664	Commercehub, Inc. Com, Series C*	10,312
3,142	CoStar Group, Inc.*	651,085
99,563	eBay, Inc.*	3,342,330
221,401	Facebook, Inc., Class A*	31,450,013
4,816	GoDaddy, Inc., Class A*^	182,526
5,353	IAC/InterActiveCorp*	394,623
3,492	Match Group, Inc.*^	57,024
1,213	Nutanix, Inc., Class A*^	22,768
17,604	Pandora Media, Inc.*^	207,903
1,584	Twilio, Inc., Series A*^	45,730
55,747	Twitter, Inc.*^	833,418
9,359	VeriSign, Inc.*^	815,262
5,439	Yelp, Inc.*^	178,127
3,665	Zillow Group, Inc., Class A*^	123,914
6,706	Zillow Group, Inc., Class C*^	225,791

		88,287,003

Shares		Fair Value
Common Stocks, continued
IT Services (6.6%):
61,514	Accenture plc, Class C	$7,374,298
5,384	Alliance Data Systems Corp.^	1,340,616
44,937	Automatic Data Processing, Inc.	4,601,099
2,500	Black Knight Financial Services, Inc., Class A*^	95,750
10,358	Booz Allen Hamilton Holding Corp.	366,570
11,650	Broadridge Financial Solutions, Inc.	791,618
59,519	Cognizant Technology Solutions Corp., Class A*	3,542,571
4,814	CoreLogic, Inc.*	196,026
16,052	CSRA, Inc.^	470,163
3,186	DST Systems, Inc.	390,285
4,858	Euronet Worldwide, Inc.*^	415,456
18,192	Fidelity National Information Services, Inc.	1,448,447
30,668	First Data Corp., Class A*	475,354
21,852	Fiserv, Inc.*	2,519,754
9,014	FleetCor Technologies, Inc.*	1,364,990
7,890	Gartner, Inc.*^	852,041
13,966	Genpact, Ltd.^	345,799
15,015	Global Payments, Inc.^	1,211,410
59,591	International Business Machines Corp.	10,377,177
7,745	Jack Henry & Associates, Inc.	721,060
6,715	Leidos Holdings, Inc.	343,405
95,067	MasterCard, Inc., Class A	10,692,185
31,750	Paychex, Inc.^	1,870,075
111,573	PayPal Holdings, Inc.*	4,799,870
20,302	Sabre Corp.^	430,199
4,612	Square, Inc., Class A*	79,695
12,582	Teradata Corp.*^	391,552
16,463	Total System Services, Inc.	880,112
15,073	Vantive, Inc., Class A*	966,481
188,004	Visa, Inc., Class A^	16,707,916
48,908	Western Union Co.^	995,278
3,763	WEX, Inc.*^	389,471

		77,446,723

Leisure Products (0.3%):
7,188	Brunswick Corp.	439,906
11,161	Hasbro, Inc.	1,114,091
33,726	Mattel, Inc.^	863,723
5,920	Polaris Industries, Inc.^	496,096
943	Vista Outdoor, Inc.*^	19,416

		2,933,232

Life Sciences Tools & Services (0.9%):
8,354	Agilent Technologies, Inc.	441,676
3,562	Bio-Techne Corp.^	362,077
10,742	Bruker Corp.^	250,611
4,565	Charles River Laboratories International, Inc.*	410,622
14,397	Illumina, Inc.*	2,456,704
2,576	Mettler-Toledo International, Inc.*^	1,233,672
1,467	Patheon NV*	38,641
2,359	PerkinElmer, Inc.	136,964
11,116	Quintiles Transnational Holdings, Inc.*^	895,171
17,603	Thermo Fisher Scientific, Inc.	2,703,821
410	VWR Corp.*^	11,562
7,501	Waters Corp.*^	1,172,481

		10,114,002

Machinery (1.2%):
7,716	Deere & Co.^	839,964
11,518	Donaldson Co., Inc.^	524,299
7,643	Flowserve Corp.^	370,074
7,860	Fortive Corp.	473,329

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
5,432	Graco, Inc.^	$511,368
6,959	IDEX Corp.	650,736
29,029	Illinois Tool Works, Inc.	3,845,473
12,668	Ingersoll-Rand plc	1,030,162
3,726	Lincoln Electric Holdings, Inc.	323,640
5,529	Middleby Corp. (The)*^	754,432
5,555	Nordson Corp.^	682,376
3,121	PACCAR, Inc.	209,731
4,134	Snap-On, Inc.^	697,282
1,853	Stanley Black & Decker, Inc.	246,208
10,509	Toro Co.^	656,392
5,196	WABCO Holdings, Inc.*	610,114
8,463	Wabtec Corp.^	660,114
5,976	Welbilt, Inc.*^	117,309
9,148	Xylem, Inc.	459,413

		13,662,416

Media (5.4%):
5,761	AMC Networks, Inc., Class A*^	338,055
480	Cable One, Inc.^	299,746
35,619	CBS Corp., Class B^	2,470,534
19,753	Charter Communications, Inc., Class A*	6,465,552
10,383	Cinemark Holdings, Inc.^	460,382
1,757	Clear Channel Outdoor Holdings, Inc., Class A^	10,630
439,833	Comcast Corp., Class A	16,533,322
14,227	Discovery Communications, Inc., Class A*^	413,863
20,313	Discovery Communications, Inc., Class C*	575,061
16,748	DISH Network Corp., Class A*	1,063,331
39,737	Interpublic Group of Cos., Inc. (The)^	976,338
3,124	Lions Gate Entertainment Corp., Class A^	82,973
9,030	Lions Gate Entertainment Corp., Class B*	220,152
7,746	Live Nation, Inc.*	235,246
197	Madison Square Garden Co. (The), Class A*	39,343
23,264	Omnicom Group, Inc.^	2,005,589
1,798	Regal Entertainment Group, Class A	40,599
8,102	Scripps Networks Interactive, Class C	634,954
175,180	Sirius XM Holdings, Inc.^	902,177
50,961	Time Warner, Inc.	4,979,399
835	Tribune Media Co., Class A^	31,120
82,922	Twenty-First Century Fox, Inc.^	2,685,844
36,370	Twenty-First Century Fox, Inc., Class B	1,155,839
823	Viacom, Inc., Class A^	40,121
29,753	Viacom, Inc., Class B	1,387,085
160,084	Walt Disney Co. (The)	18,151,925

		62,199,180

Metals & Mining (0.1%):
27,835	Freeport-McMoRan Copper & Gold, Inc.*	371,876
440	Royal Gold, Inc.	30,822
3,914	Southern Copper Corp.^	140,473
3,791	Steel Dynamics, Inc.	131,775

		674,946

Multiline Retail (0.4%):
28,019	Dollar General Corp.^	1,953,765
22,312	Dollar Tree, Inc.*	1,750,600

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
12,123	Nordstrom, Inc.^	$564,568
6,164	Target Corp.^	340,191

		4,609,124

Multi-Utilities (0.0%):
3,637	Dominion Resources, Inc.^	282,122

Oil, Gas & Consumable Fuels (0.5%):
25,572	Apache Corp.^	1,314,144
31,938	Cabot Oil & Gas Corp.	763,638
5,035	Chesapeake Energy Corp.*^	29,908
1,530	Cimarex Energy Co.	182,820
3,990	Continental Resources, Inc.*^	181,226
4,819	Devon Energy Corp.	201,049
1,968	Diamondback Energy, Inc.*	204,111
6,070	EOG Resources, Inc.	592,129
5,240	Newfield Exploration Co.*^	193,408
20,683	ONEOK, Inc.^	1,146,666
1,737	Parsley Energy, Inc., Class A*	56,470
47,354	Southwestern Energy Co.*	386,882
11,738	Williams Cos., Inc. (The)	347,327

		5,599,778

Personal Products (0.2%):
2,995	Coty, Inc., Class A	54,299
21,339	Estee Lauder Co., Inc. (The), Class A^	1,809,334
7,193	Herbalife, Ltd.*^	418,201
1,682	Nu Skin Enterprises, Inc., Class A^	93,418

		2,375,252

Pharmaceuticals (2.8%):
8,679	Akorn, Inc.*^	208,990
19,535	Allergan plc	4,667,302
164,730	Bristol-Myers Squibb Co.	8,958,018
96,191	Eli Lilly & Co.	8,090,625
46,903	Johnson & Johnson Co.	5,841,769
14,288	Mylan NV*	557,089
41,501	Pfizer, Inc.	1,419,749
44,876	Zoetis, Inc.	2,395,032

		32,138,574

Professional Services (0.4%):
1,520	Dun & Bradstreet Corp.	164,069
11,662	Equifax, Inc.	1,594,662
27,447	Nielsen Holdings plc	1,133,836
12,533	Robert Half International, Inc.	611,986
5,481	TransUnion*	210,196
15,079	Verisk Analytics, Inc.*	1,223,510

		4,938,259

Real Estate Investment Trusts (REITs) (0.0%):
7,067	Omega Healthcare Investors, Inc.^	233,140
2,978	Taubman Centers, Inc.^	196,608

		429,748

Real Estate Management & Development (0.1%):
29,423	CBRE Group, Inc., Class A*	1,023,626

Road & Rail (0.3%):
390	AMERCO, Inc.^	148,664
7,995	Avis Budget Group, Inc.*^	236,492
1,235	Hertz Global Holdings, Inc.*^	21,662
8,782	J.B. Hunt Transport Services, Inc.^	805,661
4,074	Landstar System, Inc.^	348,938
4,042	Old Dominion Freight Line, Inc.^	345,874
13,062	Union Pacific Corp.	1,383,527

		3,290,818

Semiconductors & Semiconductor Equipment (3.2%):
2,551	Analog Devices, Inc.	209,054

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
76,679	Applied Materials, Inc.	$2,982,813
37,173	Broadcom, Ltd.	8,139,400
3,999	Cree, Inc.*^	106,893
41,966	Intel Corp.	1,513,714
15,354	KLA-Tencor Corp.	1,459,705
12,546	Lam Research Corp.^	1,610,405
27,728	Maxim Integrated Products, Inc.	1,246,651
20,690	Microchip Technology, Inc.^	1,526,508
50,139	NVIDIA Corp.	5,461,641
3,433	ON Semiconductor Corp.*	53,177
1,451	Qorvo, Inc.*^	99,481
29,994	QUALCOMM, Inc.	1,719,856
17,148	Skyworks Solutions, Inc.^	1,680,161
99,109	Texas Instruments, Inc.	7,984,220
8,043	Versum Materials, Inc.*	246,116
7,913	Xilinx, Inc.^	458,084

		36,497,879

Software (7.3%):
55,151	Activision Blizzard, Inc.	2,749,829
48,087	Adobe Systems, Inc.*	6,257,562
2,148	ANSYS, Inc.*^	229,557
2,936	Atlassian Corp. plc, Class A*^	87,933
17,024	Autodesk, Inc.*	1,472,065
27,370	Cadence Design Systems, Inc.*	859,418
14,122	CDK Global, Inc.	918,071
15,143	Citrix Systems, Inc.*	1,262,775
2,388	Dell Technologies, Inc., Class V*	153,023
28,643	Electronic Arts, Inc.*^	2,564,121
3,130	FireEye, Inc.*^	39,469
14,244	Fortinet, Inc.*	546,257
7,046	Guidewire Software, Inc.*^	396,901
24,008	Intuit, Inc.	2,784,688
6,922	Manhattan Associates, Inc.*^	360,290
747,329	Microsoft Corp.	49,219,089
16,138	Nuance Communications, Inc.*	279,349
28,594	Oracle Corp.	1,275,578
4,819	PTC, Inc.*	253,238
17,785	Red Hat, Inc.*	1,538,403
63,087	Salesforce.com, Inc.*	5,204,048
15,511	ServiceNow, Inc.*	1,356,747
12,922	Splunk, Inc.*^	804,911
15,221	SS&C Technologies Holdings, Inc.	538,823
8,294	Symantec Corp.	254,460
1,261	Synopsys, Inc.*	90,956
5,168	Tableau Software, Inc., Class A*^	256,074
3,249	Tyler Technologies, Inc.*^	502,165
2,701	Ultimate Software Group, Inc. (The)*^	527,262
2,395	VMware, Inc., Class A*^	220,675
11,568	Workday, Inc., Class A*^	963,383

		83,967,120

Specialty Retail (3.9%):
6,918	Advance Auto Parts, Inc.	1,025,663
2,672	AutoNation, Inc.*^	112,999
2,898	AutoZone, Inc.*^	2,095,399
1,831	Bed Bath & Beyond, Inc.^	72,251
3,892	Burlington Stores, Inc.*^	378,653
567	Cabela’s, Inc., Class A*^	30,113
18,954	CarMax, Inc.*^	1,122,456
6,546	Dick’s Sporting Goods, Inc.^	318,528
11,997	Foot Locker, Inc.	897,496
1,344	Gap, Inc. (The)^	32,646
122,767	Home Depot, Inc. (The)	18,025,878
4,507	L Brands, Inc.^	212,280
88,199	Lowe’s Cos., Inc.	7,250,840

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
7,393	Michaels Cos., Inc. (The)*	$165,529
2,014	Murphy U.S.A., Inc.*^	147,868
9,308	O’Reilly Automotive, Inc.*^	2,511,671
38,776	Ross Stores, Inc.	2,554,175
13,989	Sally Beauty Holdings, Inc.*^	285,935
6,225	Signet Jewelers, Ltd.^	431,206
65,167	TJX Cos., Inc. (The)	5,153,406
13,255	Tractor Supply Co.^	914,197
5,761	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,643,210
7,196	Urban Outfitters, Inc.*^	170,977
8,648	Williams-Sonoma, Inc.^	463,706

		46,017,082

Technology Hardware, Storage & Peripherals (6.2%):
495,362	Apple, Inc.	71,163,705
12,147	NCR Corp.*	554,875

		71,718,580

Textiles, Apparel & Luxury Goods (1.2%):
4,917	Carter’s, Inc.^	441,547
5,456	Coach, Inc.	225,496
37,096	Hanesbrands, Inc.^	770,113
12,198	Kate Spade & Co.*	283,360
9,554	Lululemon Athletica, Inc.*^	495,566
15,922	Michael Kors Holdings, Ltd.*	606,787
130,655	Nike, Inc., Class C^	7,281,402
360	Ralph Lauren Corp.^	29,383
12,602	Skechers U.S.A., Inc., Class A*	345,925
17,647	Under Armour, Inc., Class A*^	349,058
17,832	Under Armour, Inc., Class C*^	326,326
33,763	VF Corp.^	1,855,952

		13,010,915

Tobacco (1.6%):
192,996	Altria Group, Inc.	13,783,775
16,358	Philip Morris International, Inc.	1,846,818
50,154	Reynolds American, Inc.	3,160,705

		18,791,298

Trading Companies & Distributors (0.5%):
4,939	Air Lease Corp.^	191,386
28,275	Fastenal Co.^	1,456,162
19,887	HD Supply Holdings, Inc.*	817,853
344	Herc Holdings, Inc. Com*	16,818
1,806	MSC Industrial Direct Co., Inc., Class A^	185,585
7,492	United Rentals, Inc.*^	936,875
5,475	W.W. Grainger, Inc.^	1,274,361
2,521	Watsco, Inc.	360,957

		5,239,997

Wireless Telecommunication Services (0.1%):
17,236	T-Mobile US, Inc.*	1,113,273

Total Common Stocks (Cost $958,400,277)		1,122,887,259

Preferred Stock (0.6%):
Software (0.6%):
841,419	Palantir Technologies, Inc., Series I*(a)(b)	6,680,867

Total Preferred Stock (Cost $5,157,898)		6,680,867

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (12.7%):
$146,369,373	AZL Russell 1000 Growth Index Fund Securities Lending Collateral Account(c)	$146,369,373

Total Securities Held as Collateral for Securities on Loan (Cost $146,369,373)		146,369,373

Unaffiliated Investment Company (0.1%):
783,818	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(d)	783,818

Total Unaffiliated Investment Company (Cost $783,818)		783,818

Total Investment Securities (Cost $1,110,711,366)(e) - 110.4%		1,276,721,317
Net other assets (liabilities) - (10.4)%		(120,766,515)

Net Assets - 100.0%		$1,155,954,802

Percentages indicated are based on net assets as of March 31, 2017.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $142,140,321.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.58% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 0.58% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(d)	The rate represents the effective yield at March 31, 2017.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $1,055,200 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini June Futures	Long	6/16/17	104	$11,312,080	$167,019
S&P 500 Index E-Mini June Futures	Long	6/16/17	129	15,216,840	107,301

Total					$274,320

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (98.3%):
Aerospace & Defense (1.6%):
44,738	Arconic, Inc.^	$1,178,399
14,645	General Dynamics Corp.	2,741,544
826	Huntington Ingalls Industries, Inc.	165,398
7,826	L3 Technologies, Inc.	1,293,560
5,900	Orbital ATK, Inc.	578,200
18,827	Raytheon Co.	2,871,118
6,177	Spirit AeroSystems Holdings, Inc., Class A	357,772
19,212	Textron, Inc.	914,299
79,730	United Technologies Corp.	8,946,502

		19,046,792

Air Freight & Logistics (0.0%):
5,822	Expeditors International of Washington, Inc.^	328,885

Airlines (0.6%):
2,291	Alaska Air Group, Inc.^	211,276
54,002	American Airlines Group, Inc.^	2,284,285
3,371	Copa Holdings SA, Class A	378,395
17,168	Delta Air Lines, Inc.	789,041
30,883	JetBlue Airways Corp.*^	636,499
7,045	Spirit Airlines, Inc.*^	373,878
32,444	United Continental Holdings, Inc.*	2,291,844

		6,965,218

Auto Components (0.2%):
7,787	Adient plc	565,881
19,831	BorgWarner, Inc.^	828,737
10,868	Gentex Corp.^	231,814
26,605	Goodyear Tire & Rubber Co.^	957,780
1,375	Lear Corp.	194,673

		2,778,885

Automobiles (0.8%):
398,241	Ford Motor Co.	4,635,525
143,643	General Motors Co.^	5,079,217
777	Tesla Motors, Inc.*^	216,239

		9,930,981

Banks (12.2%):
14,406	Associated Banc-Corp.	351,506
1,056,629	Bank of America Corp.	24,925,877
4,586	Bank of Hawaii Corp.^	377,703
9,334	BankUnited, Inc.	348,252
83,488	BB&T Corp.	3,731,914
2,770	BOK Financial Corp.^	216,808
21,013	CIT Group, Inc.^	902,088
285,050	Citigroup, Inc.	17,051,691
31,596	Citizens Financial Group, Inc.	1,091,642
17,909	Comerica, Inc.^	1,228,199
8,842	Commerce Bancshares, Inc.^	496,567
5,372	Cullen/Frost Bankers, Inc.^	477,947
14,623	East West Bancorp, Inc.	754,693
77,688	Fifth Third Bancorp^	1,973,275
2,343	First Hawaiian, Inc.	70,103
23,770	First Horizon National Corp.^	439,745
3,113	First Republic Bank	292,031
108,440	Huntington Bancshares, Inc.	1,452,012
374,395	JPMorgan Chase & Co.	32,886,856
110,494	KeyCorp	1,964,583
15,408	M&T Bank Corp.	2,384,080
12,158	PacWest Bancorp	647,535
32,421	People’s United Financial, Inc.^	590,062
51,328	PNC Financial Services Group, Inc.	6,171,679
11,088	Popular, Inc.	451,614
129,630	Regions Financial Corp.	1,883,524
2,092	Signature Bank*	310,432
51,476	SunTrust Banks, Inc.	2,846,623
1,309	SVB Financial Group*	243,592

Shares		Fair Value
Common Stocks, continued
Banks, continued
12,769	Synovus Financial Corp.	$523,784
17,001	TCF Financial Corp.	289,357
167,064	U.S. Bancorp^	8,603,796
469,786	Wells Fargo & Co.	26,148,288
4,401	Western Alliance Bancorp*	216,045
20,162	Zions Bancorp^	846,804

		143,190,707

Beverages (0.7%):
370	Brown-Forman Corp., Class A^	17,416
1,226	Brown-Forman Corp., Class B^	56,617
100,694	Coca-Cola Co. (The)	4,273,453
17,689	Molson Coors Brewing Co., Class B	1,693,014
19,351	PepsiCo, Inc.	2,164,603

		8,205,103

Biotechnology (0.0%):
1,128	Alnylam Pharmaceuticals, Inc.*^	57,810
682	Juno Therapeutics, Inc.*^	15,134
3,429	OPKO Health, Inc.*^	27,432
3,266	United Therapeutics Corp.*^	442,151

		542,527

Building Products (0.4%):
5,021	Armstrong World Industries, Inc.*^	231,217
73,730	Johnson Controls International plc	3,105,508
322	Lennox International, Inc.^	53,871
11,333	Masco Corp.	385,209
11,944	Owens Corning, Inc.	733,003
9,438	USG Corp.*^	300,128

		4,808,936

Capital Markets (4.1%):
752	Affiliated Managers Group, Inc.	123,283
10,468	Ameriprise Financial, Inc.	1,357,490
107,475	Bank of New York Mellon Corp. (The)	5,076,044
12,873	BlackRock, Inc., Class A+	4,936,924
24,249	Charles Schwab Corp. (The)	989,602
34,696	CME Group, Inc.	4,121,885
1,242	Donnelley Financial Solutions, Inc.*^	23,958
28,342	E*TRADE Financial Corp.*	988,852
36,556	Franklin Resources, Inc.^	1,540,470
39,648	Goldman Sachs Group, Inc. (The)	9,107,938
6,055	Interactive Brokers Group, Inc., Class A^	210,230
31,414	Intercontinental Exchange, Inc.	1,880,756
34,758	Invesco, Ltd.	1,064,638
11,903	Lazard, Ltd., Class A	547,419
11,386	Legg Mason, Inc.^	411,148
7,370	LPL Financial Holdings, Inc.	293,547
1,925	Moody’s Corp.	215,677
146,525	Morgan Stanley	6,277,131
11,264	NASDAQ OMX Group, Inc. (The)	782,285
21,073	Northern Trust Corp.	1,824,500
12,868	Raymond James Financial, Inc.	981,314
40,478	State Street Corp.	3,222,454
5,674	T. Rowe Price Group, Inc.^	386,683
2,931	TD Ameritrade Holding Corp.^	113,899
31,503	Thomson Reuters Corp.	1,361,875

		47,840,002

Chemicals (1.6%):
2,490	Air Products & Chemicals, Inc.	336,872
11,411	Albemarle Corp.	1,205,458
6,513	Ashland Global Holdings, Inc.^	806,375
6,021	Cabot Corp.	360,718
13,689	Celanese Corp., Series A	1,229,957
24,203	CF Industries Holdings, Inc.^	710,358

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
115,430	Dow Chemical Co. (The)^	$7,334,422
15,163	Eastman Chemical Co.	1,225,170
2,808	FMC Corp.	195,409
19,850	Huntsman Corp.	487,119
18,833	Lyondellbasell Industries NV	1,717,381
15,710	Monsanto Co.	1,778,372
35,543	Mosaic Co. (The)^	1,037,145
55	NewMarket Corp.^	24,928
21,073	Platform Speciality Products Corp.*^	274,370
3,481	Praxair, Inc.	412,847
436	Scotts Miracle-Gro Co. (The)^	40,718
3,180	Valvoline, Inc.^	78,069
3,399	W.R. Grace & Co.	236,944
4,101	Westlake Chemical Corp.	270,871

		19,763,503

Commercial Services & Supplies (0.2%):
5,219	Clean Harbors, Inc.*^	290,281
1,133	LSC Communications, Inc.	28,506
24,145	Republic Services, Inc., Class A	1,516,548
1,038	RR Donnelley & Sons Co.^	12,570
523	Stericycle, Inc.*^	43,351
7,877	Waste Management, Inc.	574,391

		2,465,647

Communications Equipment (1.9%):
15,785	ARRIS International plc*^	417,513
41,495	Brocade Communications Systems, Inc.	517,858
517,231	Cisco Systems, Inc.	17,482,408
4,921	EchoStar Corp., Class A*	280,251
12,679	Harris Corp.	1,410,792
38,001	Juniper Networks, Inc.^	1,057,568
14,946	Motorola Solutions, Inc.^	1,288,644

		22,455,034

Construction & Engineering (0.2%):
15,854	Aecom Technology Corp.*^	564,244
11,290	Chicago Bridge & Iron Co. NV	347,168
14,516	Fluor Corp.	763,832
12,333	Jacobs Engineering Group, Inc.	681,768
14,061	KBR, Inc.^	211,337
10,289	Quanta Services, Inc.*	381,825
482	Valmont Industries, Inc.	74,951

		3,025,125

Construction Materials (0.0%):
653	Martin Marietta Materials, Inc.	142,517
810	Vulcan Materials Co.	97,589

		240,106

Consumer Finance (1.5%):
45,201	Ally Financial, Inc.	918,936
77,884	American Express Co.	6,161,404
49,441	Capital One Financial Corp.	4,284,557
26,659	Discover Financial Services	1,823,209
31,640	Navient Corp.^	467,006
5,724	Onemain Holdings, Inc.*^	142,241
11,411	Santander Consumer USA Holdings, Inc.*	151,995
43,932	SLM Corp.*	531,577
85,722	Synchrony Financial	2,940,265

		17,421,190

Containers & Packaging (0.4%):
5,002	AptarGroup, Inc.^	385,104
564	Avery Dennison Corp.	45,458
7,903	Bemis Co., Inc.^	386,141
10,243	Graphic Packaging Holding Co.	131,827
41,864	International Paper Co.	2,125,854

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
9,970	Sonoco Products Co.^	$527,612
25,252	WestRock Co.	1,313,862

		4,915,858

Distributors (0.0%):
899	Genuine Parts Co.	83,077

Diversified Consumer Services (0.1%):
467	Graham Holdings Co., Class B	279,990
21,743	H&R Block, Inc.^	505,525

		785,515

Diversified Financial Services (2.9%):
194,788	Berkshire Hathaway, Inc., Class B*	32,467,264
32,885	Leucadia National Corp.	855,010
21,450	Voya Financial, Inc.	814,242

		34,136,516

Diversified Telecommunication Services (3.4%):
633,346	AT&T, Inc.	26,315,527
54,704	CenturyLink, Inc.^	1,289,373
118,917	Frontier Communications Corp.^	254,482
29,878	Level 3 Communications, Inc.*	1,709,619
209,529	Verizon Communications, Inc.	10,214,539

		39,783,540

Electric Utilities (3.7%):
22,804	Alliant Energy Corp.	903,266
50,598	American Electric Power Co., Inc.	3,396,644
6,047	Avangrid, Inc.^	258,449
70,962	Duke Energy Corp.	5,819,594
32,632	Edison International	2,597,834
18,325	Entergy Corp.	1,391,967
32,413	Eversource Energy^	1,905,236
90,911	Exelon Corp.	3,270,978
43,301	FirstEnergy Corp.	1,377,838
21,805	Great Plains Energy, Inc.	637,142
10,255	Hawaiian Electric Industries, Inc.^	341,594
47,431	NextEra Energy, Inc.	6,088,716
20,824	OGE Energy Corp.	728,424
50,974	PG&E Corp.	3,382,635
11,688	Pinnacle West Capital Corp.	974,545
69,629	PPL Corp.	2,603,428
102,154	Southern Co. (The)	5,085,226
14,839	Westar Energy, Inc.	805,313
52,271	Xcel Energy, Inc.	2,323,446

		43,892,275

Electrical Equipment (0.7%):
18,961	AMETEK, Inc.^	1,025,411
46,824	Eaton Corp. plc	3,472,000
54,935	Emerson Electric Co.	3,288,409
2,127	Hubbell, Inc.^	255,346
4,509	Regal-Beloit Corp.	341,106
2,698	Rockwell Automation, Inc.	420,106

		8,802,378

Electronic Equipment, Instruments & Components (0.5%):
9,534	Arrow Electronics, Inc.*	699,891
13,389	Avnet, Inc.^	612,681
97,322	Corning, Inc.	2,627,693
5,493	Dolby Laboratories, Inc., Class A^	287,888
2,729	Fitbit, Inc., Class A*^	16,156
14,022	FLIR Systems, Inc.	508,718
456	IPG Photonics Corp.*^	55,039
19,144	Jabil Circuit, Inc.^	553,644
17,928	Keysight Technologies, Inc.*	647,918
2,367	National Instruments Corp.^	77,070
5,694	Trimble Navigation, Ltd.*^	182,265

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,026	Zebra Technologies Corp., Class A*^	$93,623

		6,362,586

Energy Equipment & Services (2.1%):
44,868	Baker Hughes, Inc.	2,684,004
6,954	Diamond Offshore Drilling, Inc.*^	116,201
4,097	Dril-Quip, Inc.*^	223,491
32,663	Ensco plc, Class A, ADR^	292,333
3,878	Frank’s International NV	40,990
88,041	Halliburton Co.	4,332,498
9,738	Helmerich & Payne, Inc.^	648,259
29,816	Nabors Industries, Ltd.^	389,695
38,334	National-Oilwell Varco, Inc.^	1,536,810
26,166	Noble Corp. plc^	161,968
9,765	Oceaneering International, Inc.^	264,436
14,438	Patterson-UTI Energy, Inc.^	350,410
13,592	Rowan Cos. plc, Class A*^	211,763
6,302	RPC, Inc.^	115,390
143,186	Schlumberger, Ltd.	11,182,826
15,010	Superior Energy Services, Inc.*^	214,043
35,731	Transocean, Ltd.*^	444,851
96,666	Weatherford International plc*^	642,829

		23,852,797

Equity Real Estate Investment Trusts (4.3%):
8,097	Alexandria Real Estate Equities, Inc.	894,880
18,027	American Homes 4 Rent, Class A^	413,900
16,340	Apartment Investment & Management Co., Class A	724,679
17,788	Apple Hospitality REIT, Inc.^	339,751
14,122	AvalonBay Communities, Inc.^	2,592,799
12,959	Boston Properties, Inc.	1,715,901
18,625	Brandywine Realty Trust^	302,284
18,405	Brixmor Property Group, Inc.^	394,971
8,960	Camden Property Trust	720,922
8,175	Care Capital Properties, Inc.^	219,662
37,866	Colony Northstar, Inc.	488,850
12,199	Columbia Property Trust, Inc.	271,428
11,645	Corecivic, Inc.^	365,886
10,226	Corporate Office Properties Trust	338,481
4,155	Crown Castle International Corp.^	392,440
6,144	CubeSmart^	159,498
957	Cyrusone, Inc.^	49,257
9,750	DCT Industrial Trust, Inc.^	469,170
29,372	DDR Corp.	368,031
4,762	Digital Realty Trust, Inc.^	506,629
14,514	Douglas Emmett, Inc.^	557,338
34,644	Duke Realty Corp.	910,098
5,085	Empire State Realty Trust, Inc., Class A^	104,954
6,351	EPR Properties	467,624
13,216	Equity Commonwealth*	412,604
36,494	Equity Residential Property Trust^	2,270,657
3,988	Essex Property Trust, Inc.^	923,342
22,542	Forest City Realty Trust, Inc., Class A	490,965
57,859	Ggp US^	1,341,172
47,319	HCP, Inc.	1,480,138
3,874	Healthcare Trust of America, Inc., Class A	121,876
75,236	Host Hotels & Resorts, Inc.^	1,403,904
7,988	Invitation Homes, Inc.*	174,378
9,491	Kilroy Realty Corp.	684,111
40,420	Kimco Realty Corp.^	892,878
15,326	Liberty Property Trust	590,817

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
1,705	Life Storage, Inc.^	$140,015
14,387	Macerich Co. (The)^	926,523
11,819	Mid-America Apartment Communities, Inc.	1,202,465
14,984	National Retail Properties, Inc.^	653,602
11,614	Outfront Media, Inc.^	308,352
19,511	Paramount Group, Inc.	316,273
1,471	Parks Hotels & Resorts, Inc.^	37,761
15,668	Piedmont Office Realty Trust, Inc., Class A	334,982
53,216	ProLogis, Inc.	2,760,846
7,717	Quality Care Properties*^	145,543
27,678	Realty Income Corp.^	1,647,671
13,327	Regency Centers Corp.	884,780
25,698	Retail Properties of America, Inc., Class A	370,565
4,660	SBA Communications Corp.*	560,924
22,380	Senior Housing Properties Trust	453,195
2,997	Simon Property Group, Inc.	515,574
9,832	SL Green Realty Corp.^	1,048,288
47,973	Spirit Realty Capital, Inc.^	485,966
16,336	STORE Capital Corp.^	390,104
6,765	Sun Communities, Inc.	543,432
1,065	Tanger Factory Outlet Centers, Inc.^	34,900
27,689	UDR, Inc.	1,004,003
13,217	Uniti Group, Inc.^	341,659
23,712	Ventas, Inc.^	1,542,228
101,237	VEREIT, Inc.	859,502
17,478	Vornado Realty Trust	1,753,218
36,650	Welltower, Inc.^	2,595,553
75,440	Weyerhaeuser Co.	2,563,451
10,861	WP Carey, Inc.^	675,771

		49,653,421

Food & Staples Retailing (1.6%):
6,427	CVS Health Corp.	504,520
69,990	Walgreens Boots Alliance, Inc.	5,812,670
155,583	Wal-Mart Stores, Inc.	11,214,422
26,588	Whole Foods Market, Inc.^	790,195

		18,321,807

Food Products (1.8%):
58,955	Archer-Daniels-Midland Co.	2,714,288
14,586	Bunge, Ltd.	1,156,086
9,070	ConAgra Foods, Inc.	365,884
1,953	Flowers Foods, Inc.^	37,908
2,798	Hain Celestial Group, Inc.*	104,086
3,691	Hormel Foods Corp.^	127,819
2,286	Ingredion, Inc.	275,303
11,881	JM Smucker Co. (The)^	1,557,361
2,071	Kellogg Co.^	150,375
53,326	Kraft Heinz Co. (The)	4,842,534
3,316	Lamb Weston Holding, Inc.	139,471
12,095	Mead Johnson Nutrition Co.	1,077,423
153,228	Mondelez International, Inc., Class A	6,601,062
5,481	Pilgrim’s Pride Corp.^	123,350
12,116	Pinnacle Foods, Inc.	701,153
2,932	Post Holdings, Inc.*^	256,609
4,065	TreeHouse Foods, Inc.*^	344,143
15,864	Tyson Foods, Inc., Class A	978,967

		21,553,822

Gas Utilities (0.2%):
10,628	Atmos Energy Corp.	839,506
7,974	National Fuel Gas Co.^	475,410

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
17,375	UGI Corp.	$858,325

		2,173,241

Health Care Equipment & Supplies (2.4%):
158,195	Abbott Laboratories	7,025,440
7,628	Alere, Inc.*	303,060
45,566	Baxter International, Inc.	2,363,053
1,149	Cooper Cos., Inc. (The)	229,674
45,725	Danaher Corp.	3,910,859
23,204	DENTSPLY SIRONA, Inc.	1,448,858
559	Hill-Rom Holdings, Inc.	39,465
143,982	Medtronic plc	11,599,190
3,619	Teleflex, Inc.^	701,109
8,786	Zimmer Holdings, Inc.	1,072,858

		28,693,566

Health Care Providers & Services (1.4%):
5,169	Acadia Healthcare Co., Inc.*^	225,368
23,233	Aetna, Inc.	2,963,369
19,719	Anthem, Inc.	3,261,128
19,943	Brookdale Senior Living, Inc.*^	267,834
2,617	Cardinal Health, Inc.	213,416
4,769	Centene Corp.*	339,839
17,271	Cigna Corp.	2,530,029
10,594	DaVita, Inc.*	720,074
3,657	Envision Healthcare Corp.*^	224,247
7,656	Express Scripts Holding Co.*	504,607
10,007	HCA Holdings, Inc.*	890,523
953	Humana, Inc.^	196,451
5,938	Laboratory Corp. of America Holdings*	851,925
3,905	LifePoint Hospitals, Inc.*^	255,778
2,941	MEDNAX, Inc.*^	204,047
3,430	Premier, Inc., Class A*^	109,177
14,350	Quest Diagnostics, Inc.	1,409,027
6,451	Universal Health Services, Inc., Class B	802,827
389	WellCare Health Plans, Inc.*	54,542

		16,024,208

Health Care Technology (0.0%):
20,211	Allscripts Healthcare Solutions, Inc.*^	256,275

Hotels, Restaurants & Leisure (0.7%):
13,824	Aramark Holdings Corp.	509,691
41,676	Carnival Corp., Class A	2,455,133
1,123	Choice Hotels International, Inc.	70,300
6,866	Extended Stay America, Inc.^	109,444
679	Hilton Grand Vacations*	19,460
2,267	Hilton Worldwide Holdings, Inc.^	132,529
2,438	Hyatt Hotels Corp., Class A*^	131,603
10,186	International Game Technology plc	241,408
8,106	Marriott International, Inc., Class A^	763,423
44,046	MGM Resorts International	1,206,861
15,134	Norwegian Cruise Line Holdings, Ltd.*	767,748
17,142	Royal Caribbean Cruises, Ltd.	1,681,802
9,725	Wendy’s Co. (The)^	132,357
754	Wynn Resorts, Ltd.^	86,416

		8,308,175

Household Durables (0.4%):
7,086	CalAtlantic Group, Inc.^	265,371
15,122	D.R. Horton, Inc.	503,714
11,623	Garmin, Ltd.^	594,052
8,820	Lennar Corp., Class A^	451,496
690	Lennar Corp., Class B^	28,842
1,397	Mohawk Industries, Inc.*	320,598
24,127	PulteGroup, Inc.^	568,191

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
8,877	Toll Brothers, Inc.*	$320,548
6,819	Whirlpool Corp.^	1,168,298

		4,221,110

Household Products (2.6%):
2,079	Clorox Co. (The)^	280,312
73,177	Colgate-Palmolive Co.	5,355,825
4,581	Energizer Holdings, Inc.^	255,391
5,567	Kimberly-Clark Corp.	732,784
263,330	Procter & Gamble Co. (The)	23,660,200

		30,284,512

Independent Power & Renewable Electricity Producers (0.1%):
65,771	AES Corp. (The)	735,320
36,589	Calpine Corp.*^	404,308
32,133	NRG Energy, Inc.	600,887

		1,740,515

Industrial Conglomerates (2.0%):
4,416	Carlisle Cos., Inc.	469,907
721,699	General Electric Co.	21,506,630
4,969	Roper Industries, Inc.^	1,026,049

		23,002,586

Insurance (5.1%):
41,576	Aflac, Inc.	3,010,934
1,006	Alleghany Corp.*	618,348
9,477	Allied World Assurance Co. Holdings AG	503,229
39,303	Allstate Corp. (The)	3,202,801
7,170	American Financial Group, Inc.	684,161
105,504	American International Group, Inc.	6,586,616
796	American National Insurance Co.	93,952
8,891	AmTrust Financial Services^	164,128
12,028	Arch Capital Group, Ltd.*^	1,139,894
5,970	Arthur J. Gallagher & Co.	337,544
6,302	Aspen Insurance Holdings, Ltd.	328,019
5,962	Assurant, Inc.	570,385
14,422	Assured Guaranty, Ltd.	535,200
2,781	Athene Holding, Ltd.*	139,022
9,588	Axis Capital Holdings, Ltd.	642,684
11,033	Brown & Brown, Inc.	460,297
47,935	Chubb, Ltd.	6,531,143
15,731	Cincinnati Financial Corp.^	1,136,879
2,937	CNA Financial Corp.^	129,727
696	Erie Indemnity Co., Class A	85,399
2,432	Everest Re Group, Ltd.	568,626
11,544	First American Financial Corp.^	453,448
27,547	FNF Group^	1,072,680
4,582	Hanover Insurance Group, Inc. (The)	412,655
38,728	Hartford Financial Services Group, Inc. (The)	1,861,655
17,836	Lincoln National Corp.	1,167,366
29,397	Loews Corp.	1,374,898
1,433	Markel Corp.*	1,398,407
2,855	Mercury General Corp.^	174,126
95,369	MetLife, Inc.	5,037,392
26,182	Old Republic International Corp.^	536,207
27,446	Principal Financial Group, Inc.	1,732,117
5,693	ProAssurance Corp.	343,003
55,213	Progressive Corp. (The)	2,163,245
45,441	Prudential Financial, Inc.	4,847,647
6,700	Reinsurance Group of America, Inc.	850,766
776	RenaissanceRe Holdings, Ltd.	112,248
12,464	Torchmark Corp.	960,227
30,386	Travelers Cos., Inc. (The)	3,662,728
24,232	UnumProvident Corp.	1,136,238

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
8,154	Validus Holdings, Ltd.^	$459,804
10,048	W.R. Berkley Corp.	709,690
444	White Mountains Insurance Group, Ltd.^	390,667
18,442	XL Group, Ltd.	735,098

		59,061,300

Internet & Direct Marketing Retail (0.1%):
4,691	Liberty Expedia Holdings, Class A*^	213,347
19,798	Liberty Interactive Corp., Class A*^	396,355
7,037	Liberty Ventures, Series A, Class A*	313,006

		922,708

Internet Software & Services (0.4%):
2,070	Akamai Technologies, Inc.*^	123,579
1,561	Commercehub, Inc. Com, Series A*	24,164
2,640	Commercehub, Inc. Com, Series C*	40,999
1,643	IAC/InterActiveCorp*	121,122
332	Nutanix, Inc., Class A*^	6,232
3,493	Pandora Media, Inc.*^	41,252
356	Twilio, Inc., Series A*^	10,278
8,027	Twitter, Inc.*^	120,004
88,690	Yahoo!, Inc.*	4,116,103
1,680	Yelp, Inc.*^	55,020
1,704	Zillow Group, Inc., Class A*^	57,612
3,415	Zillow Group, Inc., Class C*^	114,983

		4,831,348

IT Services (0.8%):
15,536	Amdocs, Ltd.	947,541
885	Booz Allen Hamilton Holding Corp.	31,320
14,122	Computer Sciences Corp.	974,559
21,213	Conduent, Inc.*	355,954
3,927	CoreLogic, Inc.*	159,907
14,224	Fidelity National Information Services, Inc.	1,132,515
28,323	International Business Machines Corp.	4,932,168
6,406	Leidos Holdings, Inc.	327,603

		8,861,567

Leisure Products (0.0%):
1,822	Brunswick Corp.	111,507
5,409	Vista Outdoor, Inc.*^	111,371

		222,878

Life Sciences Tools & Services (0.6%):
24,232	Agilent Technologies, Inc.	1,281,146
2,247	Bio-Rad Laboratories, Inc., Class A*^	447,917
1,538	Patheon NV*	40,511
8,640	PerkinElmer, Inc.	501,638
23,044	Qiagen NV*	667,585
3,077	Quintiles Transnational Holdings, Inc.*^	247,791
21,936	Thermo Fisher Scientific, Inc.	3,369,370
7,940	VWR Corp.*^	223,908

		6,779,866

Machinery (2.3%):
7,536	AGCO Corp.^	453,516
14,638	Allison Transmission Holdings, Inc.	527,846
57,241	Caterpillar, Inc.	5,309,676
10,038	Colfax Corp.*^	394,092
4,739	Crane Co.	354,619
16,165	Cummins, Inc.	2,444,149
24,356	Deere & Co.^	2,651,395
1,120	Donaldson Co., Inc.^	50,982
15,624	Dover Corp.	1,255,388
5,043	Flowserve Corp.^	244,182

Shares		Fair Value
Common Stocks, continued
Machinery, continued
22,738	Fortive Corp.	$1,369,282
573	IDEX Corp.	53,581
13,024	Ingersoll-Rand plc	1,059,111
8,807	ITT, Inc.	361,263
2,437	Lincoln Electric Holdings, Inc.	211,678
7,552	OshKosh Corp.^	517,992
31,521	PACCAR, Inc.	2,118,211
13,639	Parker Hannifin Corp.	2,186,604
16,647	Pentair plc^	1,045,099
1,679	Snap-On, Inc.^	283,197
13,424	Stanley Black & Decker, Inc.	1,783,647
10,279	Terex Corp.^	322,761
7,030	Timken Co.	317,756
15,346	Trinity Industries, Inc.^	407,436
7,660	Welbilt, Inc.*^	150,366
8,838	Xylem, Inc.	443,844

		26,317,673

Marine (0.0%):
5,226	Kirby Corp.*^	368,694

Media (0.9%):
2,056	Clear Channel Outdoor Holdings, Inc., Class A^	12,439
36,814	Comcast Corp., Class A	1,383,838
1,281	Discovery Communications, Inc., Class A*^	37,264
1,838	Discovery Communications, Inc., Class C*	52,034
4,889	DISH Network Corp., Class A*^	310,403
4,381	John Wiley & Sons, Inc., Class A	235,698
2,212	Liberty Broadband Corp., Class A*	188,219
10,831	Liberty Broadband Corp., Class C*	935,798
9,842	Liberty SiriusXM Group, Class A*	383,051
19,226	Liberty SiriusXM Group, Class C*	745,584
1,807	Lions Gate Entertainment Corp., Class A^	47,994
1,808	Lions Gate Entertainment Corp., Class B*	44,079
6,084	Live Nation, Inc.*^	184,771
1,892	Madison Square Garden Co. (The), Class A*	377,851
38,963	News Corp., Class A^	506,519
13,194	News Corp., Class B^	178,119
6,275	Regal Entertainment Group, Class A	141,690
22,547	Tegna, Inc.	577,654
27,717	Time Warner, Inc.	2,708,228
7,078	Tribune Media Co., Class A^	263,797
24,613	Twenty-First Century Fox, Inc.^	797,215
12,021	Twenty-First Century Fox, Inc., Class B	382,027
219	Viacom, Inc., Class A^	10,676
3,775	Viacom, Inc., Class B	175,991

		10,680,939

Metals & Mining (0.7%):
15,084	Alcoa Corp.*	518,890
3,647	Compass Minerals International, Inc.^	247,449
106,222	Freeport-McMoRan Copper & Gold, Inc.*	1,419,126
54,277	Newmont Mining Corp.	1,788,970
32,441	Nucor Corp.	1,937,376
7,288	Reliance Steel & Aluminum Co.	583,186
6,256	Royal Gold, Inc.^	438,233
5,044	Southern Copper Corp.^	181,029
20,095	Steel Dynamics, Inc.^	698,502

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
32,544	Tahoe Resources, Inc.	$261,328
16,008	United States Steel Corp.	541,230

		8,615,319

Mortgage Real Estate Investment Trusts (0.3%):
35,816	Agnc Investment Corp.^	712,380
106,789	Annaly Capital Management, Inc.^	1,186,427
20,307	Chimera Investment Corp.	409,795
40,055	MFA Financial, Inc.^	323,644
25,103	Starwood Property Trust, Inc.	566,826
37,446	Two Harbors Investment Corp.^	359,107

		3,558,179

Multiline Retail (0.4%):
2,054	Dillard’s, Inc., Class A^	107,301
30,980	J.C. Penney Co., Inc.*^	190,837
18,545	Kohl’s Corp.^	738,276
31,241	Macy’s, Inc.^	925,983
50,596	Target Corp.^	2,792,394

		4,754,791

Multi-Utilities (1.9%):
24,811	Ameren Corp.^	1,354,432
44,080	CenterPoint Energy, Inc.	1,215,286
28,665	CMS Energy Corp.	1,282,472
31,478	Consolidated Edison, Inc.^	2,444,581
59,306	Dominion Resources, Inc.^	4,600,366
18,454	DTE Energy Co.	1,884,338
19,326	MDU Resources Group, Inc.^	528,953
33,765	NiSource, Inc.	803,269
51,774	Public Service Enterprise Group, Inc.	2,296,177
13,246	SCANA Corp.^	865,626
25,709	Sempra Energy	2,840,845
8,521	Vectren Corp.	499,416
32,531	WEC Energy Group, Inc.^	1,972,355

		22,588,116

Oil, Gas & Consumable Fuels (10.0%):
57,447	Anadarko Petroleum Corp.	3,561,714
18,109	Antero Resources Corp.*^	413,066
12,398	Apache Corp.^	637,133
14,718	Cabot Oil & Gas Corp.	351,907
20,327	Cheniere Energy, Inc.*^	960,857
57,282	Chesapeake Energy Corp.*^	340,255
193,626	Chevron Corp.	20,789,625
8,111	Cimarex Energy Co.	969,183
14,520	Concho Resources, Inc.*	1,863,497
127,563	ConocoPhillips Co.	6,361,568
22,557	CONSOL Energy, Inc.*^	378,506
5,211	Continental Resources, Inc.*^	236,684
48,726	Devon Energy Corp.	2,032,849
7,124	Diamondback Energy, Inc.*^	738,866
10,110	Energen Corp.*^	550,388
50,351	EOG Resources, Inc.	4,911,740
17,660	EQT Corp.	1,079,026
3,899	Extraction Oil & Gas, Inc.*^	72,326
429,241	Exxon Mobil Corp.	35,202,055
16,680	Gulfport Energy Corp.*^	286,729
28,878	Hess Corp.^	1,392,208
16,807	HollyFrontier Corp.^	476,310
197,422	Kinder Morgan, Inc.	4,291,954
16,977	Kosmos Energy LLC*^	113,067
15,534	Laredo Petroleum Holdings, Inc.*^	226,796
86,658	Marathon Oil Corp.^	1,369,196
53,882	Marathon Petroleum Corp.	2,723,196
16,438	Murphy Oil Corp.^	469,962
15,518	Newfield Exploration Co.*^	572,769
43,691	Noble Energy, Inc.	1,500,349

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
78,494	Occidental Petroleum Corp.	$4,973,380
21,256	Parsley Energy, Inc., Class A*	691,033
10,573	PBF Energy, Inc., Class A^	234,403
46,309	Phillips 66	3,668,599
16,792	Pioneer Natural Resources Co.^	3,127,174
23,822	QEP Resources, Inc.*	302,778
21,539	Range Resources Corp.	626,785
2,130	Rice Energy, Inc.*^	50,481
9,293	SM Energy Co.^	223,218
18,151	Targa Resources Corp.^	1,087,245
12,186	Tesoro Corp.^	987,797
48,212	Valero Energy Corp.	3,195,973
21,796	Whiting Petroleum Corp.*^	206,190
63,871	Williams Cos., Inc. (The)	1,889,943
7,482	World Fuel Services Corp.^	271,223
40,308	WPX Energy, Inc.*	539,724

		116,949,727

Paper & Forest Products (0.0%):
6,742	Domtar Corp.^	246,218

Personal Products (0.1%):
43,642	Coty, Inc., Class A^	791,229
5,934	Edgewell Personal Care Co.*^	434,013
4,241	Nu Skin Enterprises, Inc., Class A^	235,545

		1,460,787

Pharmaceuticals (6.3%):
13,985	Allergan plc	3,341,296
20,716	Endo International plc*	231,191
233,793	Johnson & Johnson Co.	29,118,918
11,421	Mallinckrodt plc*^	509,034
284,814	Merck & Co., Inc.	18,097,082
31,667	Mylan NV*	1,234,696
13,867	Perrigo Co. plc^	920,630
574,260	Pfizer, Inc.	19,645,435

		73,098,282

Professional Services (0.1%):
2,347	Dun & Bradstreet Corp.	253,335
7,015	Manpower, Inc.	719,529
7,710	Nielsen Holdings plc	318,500

		1,291,364

Real Estate Investment Trusts (REITs) (0.2%):
13,702	American Campus Communities, Inc.^	652,078
9,556	Highwoods Properties, Inc.	469,486
14,632	Hospitality Properties Trust^	461,347
12,539	Omega Healthcare Investors, Inc.^	413,662
11,606	Rayonier, Inc.^	328,914
3,165	Taubman Centers, Inc.^	208,953
11,181	Weingarten Realty Investors^	373,334

		2,907,774

Real Estate Management & Development (0.1%):
3,702	Howard Hughes Corp. (The)*^	434,060
4,636	Jones Lang LaSalle, Inc.	516,682
14,722	Realogy Holdings Corp.	438,568

		1,389,310

Road & Rail (1.5%):
250	AMERCO, Inc.^	95,298
97,798	CSX Corp.	4,552,497
5,824	Genesee & Wyoming, Inc., Class A*^	395,217
6,257	Hertz Global Holdings, Inc.*^	109,748
10,957	Kansas City Southern	939,672
30,330	Norfolk Southern Corp.	3,396,050
2,758	Old Dominion Freight Line, Inc.^	236,002
5,792	Ryder System, Inc.	436,948

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
73,209	Union Pacific Corp.	$7,754,297

		17,915,729

Semiconductors & Semiconductor Equipment (3.0%):
34,319	Analog Devices, Inc.	2,812,442
31,821	Applied Materials, Inc.	1,237,837
6,853	Cree, Inc.*^	183,181
31,644	Cypress Semiconductor Corp.^	435,421
7,487	First Solar, Inc.*^	202,898
442,135	Intel Corp.	15,947,808
3,184	Lam Research Corp.^	408,698
42,218	Marvell Technology Group, Ltd.	644,247
106,063	Micron Technology, Inc.*	3,065,221
38,167	ON Semiconductor Corp.*^	591,207
12,055	Qorvo, Inc.*^	826,491
119,584	QUALCOMM, Inc.	6,856,947
1,690	Skyworks Solutions, Inc.^	165,586
6,233	Sunpower Corp.*^	38,021
20,425	Teradyne, Inc.	635,218
1,707	Versum Materials, Inc.*	52,234
17,574	Xilinx, Inc.^	1,017,359

		35,120,816

Software (1.7%):
6,812	ANSYS, Inc.*^	727,998
3,856	Autodesk, Inc.*	333,428
29,339	CA, Inc.^	930,633
19,688	Dell Technologies, Inc., Class V*	1,261,607
12,556	FireEye, Inc.*^	158,331
5,871	Nuance Communications, Inc.*^	101,627
273,932	Oracle Corp.	12,220,107
6,191	PTC, Inc.*	325,337
1,476	SS&C Technologies Holdings, Inc.	52,250
53,572	Symantec Corp.	1,643,589
14,353	Synopsys, Inc.*	1,035,282
5,648	VMware, Inc., Class A*^	520,407
78,442	Zynga, Inc.*	223,560

		19,534,156

Specialty Retail (0.6%):
4,242	AutoNation, Inc.*^	179,394
13,856	Bed Bath & Beyond, Inc.^	546,758
28,255	Best Buy Co., Inc.^	1,388,732
3,249	Burlington Stores, Inc.*^	316,095
4,743	Cabela’s, Inc., Class A*^	251,901
8,061	CST Brands, Inc.^	387,653
2,060	Dick’s Sporting Goods, Inc.^	100,240
1,476	Foot Locker, Inc.^	110,420
11,072	GameStop Corp., Class A^	249,674
21,621	Gap, Inc. (The)^	525,174
19,920	L Brands, Inc.^	938,232
2,320	Michaels Cos., Inc. (The)*^	51,945
1,568	Murphy U.S.A., Inc.*^	115,123
4,151	Penske Automotive Group, Inc.^	194,308
740	Signet Jewelers, Ltd.^	51,260
67,253	Staples, Inc.	589,809
11,089	Tiffany & Co.^	1,056,781
2,134	Urban Outfitters, Inc.*^	50,704

		7,104,203

Technology Hardware, Storage & Peripherals (1.6%):
47,315	Apple, Inc.	6,797,272
177,081	Hewlett Packard Enterprise Co.	4,196,820
177,271	HP, Inc.	3,169,605
27,610	NetApp, Inc.	1,155,479
28,870	Western Digital Corp.	2,382,641

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
101,393	Xerox Corp.	$744,225

		18,446,042

Textiles, Apparel & Luxury Goods (0.2%):
22,813	Coach, Inc.^	942,862
8,135	PVH Corp.	841,728
5,539	Ralph Lauren Corp.^	452,093

		2,236,683

Thrifts & Mortgage Finance (0.1%):
49,784	New York Community Bancorp, Inc.^	695,483
6,165	TFS Financial Corp.^	102,462

		797,945

Tobacco (1.5%):
142,348	Philip Morris International, Inc.	16,071,089
32,814	Reynolds American, Inc.	2,067,938

		18,139,027

Trading Companies & Distributors (0.1%):
5,249	Air Lease Corp.^	203,399
2,089	Herc Holdings, Inc. Com*	102,131
2,689	MSC Industrial Direct Co., Inc., Class A^	276,322
1,394	United Rentals, Inc.*^	174,320
5,121	WESCO International, Inc.*	356,165

		1,112,337

Transportation Infrastructure (0.1%):
7,829	Macquarie Infrastructure Corp.^	630,861

Water Utilities (0.2%):
18,199	American Water Works Co., Inc.	1,415,336
18,318	Aqua America, Inc.^	588,924

		2,004,260

Wireless Telecommunication Services (0.1%):
79,163	Sprint Corp.*^	687,135
10,322	Telephone & Data Systems, Inc.^	273,636
11,429	T-Mobile US, Inc.*	738,199
1,461	United States Cellular Corp.*^	54,539

		1,753,509

Total Common Stocks (Cost $977,409,861)		1,155,558,829

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (12.8%):
$150,043,512	AZL Russell 1000 Value Index Fund Securities Lending Collateral Account(a)	150,043,512

Total Securities Held as Collateral for Securities on Loan (Cost $150,043,512)		150,043,512

Unaffiliated Investment Company (1.4%):
16,320,858	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(b)	16,320,858

Total Unaffiliated Investment Company (Cost $16,320,858)		16,320,858

Total Investment Securities (Cost $1,143,774,231)(c) - 112.5%		1,321,923,199
Net other assets (liabilities) - (12.5)%		(147,046,643)

Net Assets - 100.0%		$1,174,876,556

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Percentages indicated are based on net assets as of March 31, 2017.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $150,043,512.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(b)	The rate represents the effective yield at March 31, 2017.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $844,200 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/16/17	167	$19,699,320	$(23,463)

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (98.0%):
Aerospace & Defense (2.2%):
58,334	Arconic, Inc.^	$1,536,518
74,665	Boeing Co. (The)^	13,205,251
37,408	General Dynamics Corp.	7,002,778
10,317	L3 Technologies, Inc.	1,705,297
32,712	Lockheed Martin Corp.	8,753,731
22,982	Northrop Grumman Corp.	5,466,039
38,555	Raytheon Co.	5,879,638
17,351	Rockwell Collins, Inc.	1,685,823
34,883	Textron, Inc.	1,660,082
6,455	TransDigm Group, Inc.^	1,421,133
98,214	United Technologies Corp.	11,020,592

		59,336,882

Air Freight & Logistics (0.7%):
18,672	C.H. Robinson Worldwide, Inc.^	1,443,159
23,198	Expeditors International of Washington, Inc.^	1,310,455
32,226	FedEx Corp.	6,288,904
90,444	United Parcel Service, Inc., Class B	9,704,641

		18,747,159

Airlines (0.6%):
16,448	Alaska Air Group, Inc.	1,516,835
65,951	American Airlines Group, Inc.^	2,789,727
95,924	Delta Air Lines, Inc.	4,408,668
80,273	Southwest Airlines Co.	4,315,476
37,588	United Continental Holdings, Inc.*	2,655,216

		15,685,922

Auto Components (0.2%):
1,155	Adient plc	83,934
25,654	BorgWarner, Inc.^	1,072,081
35,003	Delphi Automotive plc	2,817,391
33,446	Goodyear Tire & Rubber Co.^	1,204,056

		5,177,462

Automobiles (0.5%):
512,156	Ford Motor Co.	5,961,496
179,233	General Motors Co.^	6,337,679
23,410	Harley-Davidson, Inc.	1,416,305

		13,715,480

Banks (6.3%):
1,314,633	Bank of America Corp.	31,012,192
105,706	BB&T Corp.	4,725,058
363,308	Citigroup, Inc.	21,733,085
66,630	Citizens Financial Group, Inc.	2,302,067
23,316	Comerica, Inc.	1,599,011
97,842	Fifth Third Bancorp	2,485,187
141,041	Huntington Bancshares, Inc.	1,888,539
468,438	JPMorgan Chase & Co.	41,147,595
140,140	KeyCorp	2,491,689
20,226	M&T Bank Corp.	3,129,569
41,326	People’s United Financial, Inc.^	752,133
63,539	PNC Financial Services Group, Inc.	7,639,929
156,587	Regions Financial Corp.	2,275,209
64,878	SunTrust Banks, Inc.	3,587,753
208,903	U.S. Bancorp	10,758,505
589,849	Wells Fargo & Co.	32,830,995
26,054	Zions Bancorp^	1,094,268

		171,452,784

Beverages (2.0%):
23,193	Brown-Forman Corp., Class B^	1,071,053
506,103	Coca-Cola Co. (The)	21,479,012
22,673	Constellation Brands, Inc., Class C	3,674,613
23,879	Dr Pepper Snapple Group, Inc.	2,338,232
24,330	Molson Coors Brewing Co., Class B	2,328,624
52,207	Monster Beverage Corp.*	2,410,397

Shares		Fair Value
Common Stocks, continued
Beverages, continued
187,003	PepsiCo, Inc.	$20,918,156

		54,220,087

Biotechnology (2.8%):
209,032	AbbVie, Inc.	13,620,525
29,236	Alexion Pharmaceuticals, Inc.*	3,544,573
96,587	Amgen, Inc.	15,847,029
28,260	Biogen Idec, Inc.*	7,726,849
101,978	Celgene Corp.*	12,689,123
171,370	Gilead Sciences, Inc.	11,639,450
23,179	Incyte Corp.*	3,098,337
9,997	Regeneron Pharmaceuticals, Inc.*	3,873,937
32,200	Vertex Pharmaceuticals, Inc.*	3,521,070

		75,560,893

Building Products (0.3%):
12,765	Allegion plc	966,311
19,636	Fortune Brands Home & Security, Inc.^	1,194,851
122,292	Johnson Controls International plc	5,150,939
42,154	Masco Corp.	1,432,814

		8,744,915

Capital Markets (2.8%):
7,520	Affiliated Managers Group, Inc.^	1,232,829
20,133	Ameriprise Financial, Inc.	2,610,847
136,508	Bank of New York Mellon Corp. (The)	6,447,273
15,879	BlackRock, Inc., Class A+	6,089,755
12,218	CBOE Holdings, Inc.	990,513
159,400	Charles Schwab Corp. (The)	6,505,114
44,457	CME Group, Inc.	5,281,492
36,570	E*TRADE Financial Corp.*	1,275,927
44,473	Franklin Resources, Inc.	1,874,092
48,575	Goldman Sachs Group, Inc. (The)	11,158,649
77,735	Intercontinental Exchange, Inc.	4,653,994
52,217	Invesco, Ltd.	1,599,407
21,589	Moody’s Corp.	2,418,832
188,416	Morgan Stanley	8,071,741
15,275	NASDAQ OMX Group, Inc. (The)	1,060,849
28,353	Northern Trust Corp.	2,454,803
16,860	Raymond James Financial, Inc.	1,285,744
33,818	S&P Global, Inc.	4,421,365
47,255	State Street Corp.	3,761,971
31,402	T. Rowe Price Group, Inc.	2,140,046

		75,335,243

Chemicals (2.1%):
28,679	Air Products & Chemicals, Inc.	3,879,982
14,994	Albemarle Corp.	1,583,966
29,186	CF Industries Holdings, Inc.^	856,609
146,479	Dow Chemical Co. (The)	9,307,275
113,535	E.I. du Pont de Nemours & Co.	9,120,266
18,987	Eastman Chemical Co.	1,534,150
34,714	Ecolab, Inc.^	4,351,053
17,796	FMC Corp.	1,238,424
10,194	International Flavor & Fragrances, Inc.^	1,351,011
43,571	Lyondellbasell Industries NV	3,973,239
57,649	Monsanto Co.	6,525,866
44,877	Mosaic Co. (The)^	1,309,511
33,670	PPG Industries, Inc.	3,538,044
37,527	Praxair, Inc.	4,450,702
10,670	Sherwin Williams Co.	3,309,727

		56,329,825

Commercial Services & Supplies (0.3%):
11,454	Cintas Corp.	1,449,389
29,904	Republic Services, Inc., Class A	1,878,270

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
10,669	Stericycle, Inc.*^	$884,353
53,222	Waste Management, Inc.	3,880,949

		8,092,961

Communications Equipment (1.1%):
656,186	Cisco Systems, Inc.	22,179,087
8,675	F5 Networks, Inc.*^	1,236,795
16,366	Harris Corp.	1,821,045
49,234	Juniper Networks, Inc.	1,370,182
21,886	Motorola Solutions, Inc.	1,887,011

		28,494,120

Construction & Engineering (0.1%):
17,618	Fluor Corp.	927,059
15,258	Jacobs Engineering Group, Inc.	843,462
20,308	Quanta Services, Inc.*	753,630

		2,524,151

Construction Materials (0.1%):
8,219	Martin Marietta Materials, Inc.^	1,793,797
17,481	Vulcan Materials Co.	2,106,111

		3,899,908

Consumer Finance (0.8%):
99,416	American Express Co.	7,864,800
62,717	Capital One Financial Corp.	5,435,055
50,703	Discover Financial Services	3,467,578
38,644	Navient Corp.	570,385
100,816	Synchrony Financial	3,457,989

		20,795,807

Containers & Packaging (0.3%):
11,863	Avery Dennison Corp.	956,158
23,241	Ball Corp.	1,725,877
53,352	International Paper Co.	2,709,215
25,054	Sealed Air Corp.	1,091,853
32,181	WestRock Co.	1,674,377

		8,157,480

Distributors (0.1%):
19,527	Genuine Parts Co.^	1,804,490
40,931	LKQ Corp.*	1,198,050

		3,002,540

Diversified Consumer Services (0.0%):
25,663	H&R Block, Inc.^	596,665

Diversified Financial Services (1.6%):
249,025	Berkshire Hathaway, Inc., Class B*	41,507,487
41,457	Leucadia National Corp.	1,077,882

		42,585,369

Diversified Telecommunication Services (2.3%):
803,937	AT&T, Inc.	33,403,583
67,667	CenturyLink, Inc.^	1,594,911
37,365	Level 3 Communications, Inc.*	2,138,025
533,692	Verizon Communications, Inc.	26,017,485

		63,154,004

Electric Utilities (1.9%):
30,327	Alliant Energy Corp.	1,201,252
64,072	American Electric Power Co., Inc.	4,301,153
91,148	Duke Energy Corp.	7,475,048
43,144	Edison International	3,434,694
23,128	Entergy Corp.	1,756,803
40,960	Eversource Energy^	2,407,629
120,226	Exelon Corp.	4,325,731
56,721	FirstEnergy Corp.	1,804,862
61,572	NextEra Energy, Inc.	7,903,999
66,556	PG&E Corp.	4,416,656
14,782	Pinnacle West Capital Corp.	1,232,523
89,498	PPL Corp.	3,346,330
129,153	Southern Co. (The)	6,429,237

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
67,076	Xcel Energy, Inc.	$2,981,528

		53,017,445

Electrical Equipment (0.5%):
5,849	Acuity Brands, Inc.^	1,193,196
29,613	AMETEK, Inc.	1,601,471
58,822	Eaton Corp. plc	4,361,651
84,605	Emerson Electric Co.	5,064,456
17,041	Rockwell Automation, Inc.	2,653,454

		14,874,228

Electronic Equipment, Instruments & Components (0.4%):
40,710	Amphenol Corp., Class A	2,897,331
121,920	Corning, Inc.	3,291,840
16,858	FLIR Systems, Inc.	611,608
46,308	TE Connectivity, Ltd.	3,452,261

		10,253,040

Energy Equipment & Services (1.1%):
55,353	Baker Hughes, Inc.	3,311,216
113,207	Halliburton Co.	5,570,916
14,372	Helmerich & Payne, Inc.^	956,744
48,868	National-Oilwell Varco, Inc.^	1,959,118
182,702	Schlumberger, Ltd.	14,269,027
62,135	TechnipFMC plc*	2,019,388
50,073	Transocean, Ltd.*^	623,409

		28,709,818

Equity Real Estate Investment Trusts (2.8%):
11,389	Alexandria Real Estate Equities, Inc.	1,258,712
56,007	American Tower Corp.	6,807,092
20,835	Apartment Investment & Management Co., Class A	924,032
18,147	AvalonBay Communities, Inc.^	3,331,789
20,310	Boston Properties, Inc.	2,689,247
47,057	Crown Castle International Corp.	4,444,534
21,056	Digital Realty Trust, Inc.^	2,240,148
10,182	Equinix, Inc.	4,076,567
48,247	Equity Residential Property Trust	3,001,928
8,622	Essex Property Trust, Inc.^	1,996,252
16,796	Extra Space Storage, Inc.^	1,249,454
9,418	Federal Realty Investment Trust	1,257,303
75,447	Ggp US^	1,748,861
60,454	HCP, Inc.	1,891,001
96,112	Host Hotels & Resorts, Inc.^	1,793,450
32,569	Iron Mountain, Inc.^	1,161,736
53,682	Kimco Realty Corp.	1,185,835
15,262	Macerich Co. (The)^	982,873
15,143	Mid-America Apartment Communities, Inc.	1,540,649
68,696	ProLogis, Inc.	3,563,948
19,628	Public Storage, Inc.^	4,296,765
35,269	Realty Income Corp.^	2,099,564
19,541	Regency Centers Corp.	1,297,327
41,863	Simon Property Group, Inc.^	7,201,693
12,853	SL Green Realty Corp.^	1,370,387
35,696	UDR, Inc.	1,294,337
46,577	Ventas, Inc.	3,029,368
22,775	Vornado Realty Trust	2,284,560
46,917	Welltower, Inc.	3,322,662
97,271	Weyerhaeuser Co.	3,305,269

		76,647,343

Food & Staples Retailing (1.9%):
57,640	Costco Wholesale Corp.	9,665,652
134,560	CVS Health Corp.	10,562,960
120,987	Kroger Co. (The)	3,567,907
65,764	Sysco Corp.	3,414,467

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
111,808	Walgreens Boots Alliance, Inc.	$9,285,654
197,850	Wal-Mart Stores, Inc.	14,261,028
40,795	Whole Foods Market, Inc.^	1,212,427

		51,970,095

Food Products (1.5%):
74,943	Archer-Daniels-Midland Co.	3,450,376
25,056	Campbell Soup Co.^	1,434,205
53,706	ConAgra Foods, Inc.	2,166,500
75,988	General Mills, Inc.	4,484,052
18,525	Hershey Co. (The)	2,023,856
34,575	Hormel Foods Corp.^	1,197,332
15,385	JM Smucker Co. (The)^	2,016,666
33,307	Kellogg Co.	2,418,421
78,149	Kraft Heinz Co. (The)	7,096,711
14,804	McCormick & Co.^	1,444,130
23,764	Mead Johnson Nutrition Co.	2,116,897
199,886	Mondelez International, Inc., Class A	8,611,089
37,960	Tyson Foods, Inc., Class A	2,342,512

		40,802,747

Health Care Equipment & Supplies (2.5%):
226,054	Abbott Laboratories	10,039,058
63,645	Baxter International, Inc.	3,300,630
28,052	Becton, Dickinson & Co.	5,145,859
178,049	Boston Scientific Corp.*^	4,428,079
9,467	C.R. Bard, Inc.	2,352,928
6,506	Cooper Cos., Inc. (The)	1,300,484
80,221	Danaher Corp.	6,861,302
29,776	DENTSPLY SIRONA, Inc.	1,859,213
27,538	Edwards Lifesciences Corp.*	2,590,500
37,039	Hologic, Inc.*	1,576,009
11,532	IDEXX Laboratories, Inc.*	1,782,963
4,808	Intuitive Surgical, Inc.*^	3,685,188
179,407	Medtronic plc	14,453,028
40,713	Stryker Corp.^	5,359,866
12,516	Varian Medical Systems, Inc.*^	1,140,583
26,436	Zimmer Holdings, Inc.	3,228,100

		69,103,790

Health Care Providers & Services (2.6%):
45,879	Aetna, Inc.	5,851,866
21,764	AmerisourceBergen Corp.^	1,926,114
34,432	Anthem, Inc.	5,694,364
41,555	Cardinal Health, Inc.	3,388,810
22,701	Centene Corp.*	1,617,673
33,860	Cigna Corp.	4,960,151
20,281	DaVita, Inc.*	1,378,500
15,651	Envision Healthcare Corp.*^	959,719
79,559	Express Scripts Holding Co.*	5,243,734
38,102	HCA Holdings, Inc.*	3,390,697
10,348	Henry Schein, Inc.*^	1,758,850
19,465	Humana, Inc.	4,012,515
13,608	Laboratory Corp. of America Holdings*	1,952,340
27,636	McKesson Corp.	4,097,313
9,982	Patterson Cos., Inc.^	451,486
18,328	Quest Diagnostics, Inc.	1,799,626
124,851	UnitedHealth Group, Inc.	20,476,814
11,565	Universal Health Services, Inc., Class B	1,439,264

		70,399,836

Health Care Technology (0.1%):
38,539	Cerner Corp.*^	2,268,020

Hotels, Restaurants & Leisure (1.6%):
54,492	Carnival Corp., Class A	3,210,124
3,713	Chipotle Mexican Grill, Inc.*^	1,654,216

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
16,497	Darden Restaurants, Inc.^	$1,380,304
41,208	Marriott International, Inc., Class A	3,880,969
107,452	McDonald’s Corp.	13,926,854
22,153	Royal Caribbean Cruises, Ltd.	2,173,431
191,204	Starbucks Corp.	11,164,402
13,708	Wyndham Worldwide Corp.^	1,155,447
10,599	Wynn Resorts, Ltd.^	1,214,751
44,192	Yum! Brands, Inc.	2,823,869

		42,584,367

Household Durables (0.4%):
44,954	D.R. Horton, Inc.	1,497,418
14,413	Garmin, Ltd.	736,648
17,883	Leggett & Platt, Inc.^	899,873
26,651	Lennar Corp., Class A^	1,364,265
8,405	Mohawk Industries, Inc.*	1,928,863
62,742	Newell Rubbermaid, Inc.	2,959,540
37,565	PulteGroup, Inc.^	884,656
9,646	Whirlpool Corp.^	1,652,649

		11,923,912

Household Products (1.8%):
33,350	Church & Dwight Co., Inc.	1,663,165
16,692	Clorox Co. (The)	2,250,582
115,998	Colgate-Palmolive Co.	8,489,894
46,715	Kimberly-Clark Corp.	6,149,095
335,177	Procter & Gamble Co. (The)	30,115,653

		48,668,389

Independent Power & Renewable Electricity Producers (0.1%):
83,384	AES Corp. (The)	932,233
38,863	NRG Energy, Inc.	726,738

		1,658,971

Industrial Conglomerates (2.3%):
78,205	3M Co., Class C	14,962,963
1,143,125	General Electric Co.	34,065,125
100,028	Honeywell International, Inc.	12,490,496
13,363	Roper Industries, Inc.^	2,759,326

		64,277,910

Insurance (2.6%):
53,107	Aflac, Inc.	3,846,009
48,276	Allstate Corp. (The)	3,934,011
121,763	American International Group, Inc.	7,601,664
34,360	Aon plc	4,078,188
23,606	Arthur J. Gallagher & Co.	1,334,683
7,233	Assurant, Inc.	691,981
61,351	Chubb, Ltd.	8,359,074
19,888	Cincinnati Financial Corp.	1,437,306
49,158	Hartford Financial Services Group, Inc. (The)	2,363,025
29,732	Lincoln National Corp.	1,945,959
36,713	Loews Corp.	1,717,067
67,391	Marsh & McLennan Cos., Inc.	4,979,521
142,282	MetLife, Inc.	7,515,335
35,289	Principal Financial Group, Inc.	2,227,089
75,533	Progressive Corp. (The)	2,959,383
56,164	Prudential Financial, Inc.	5,991,576
14,933	Torchmark Corp.	1,150,438
36,681	Travelers Cos., Inc. (The)	4,421,528
29,803	UnumProvident Corp.	1,397,463
16,662	Willis Towers Watson plc	2,180,889
34,582	XL Group, Ltd.	1,378,439

		71,510,628

Internet & Direct Marketing Retail (2.5%):
51,921	Amazon.com, Inc.*	46,030,043

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
16,033	Expedia, Inc.	$2,022,884
56,469	Netflix, Inc.*	8,346,683
6,451	Priceline Group, Inc. (The)*	11,482,586
13,938	TripAdvisor, Inc.*^	601,564

		68,483,760

Internet Software & Services (4.5%):
22,896	Akamai Technologies, Inc.*^	1,366,891
38,905	Alphabet, Inc., Class A*	32,983,659
38,783	Alphabet, Inc., Class C*	32,172,825
132,864	eBay, Inc.*	4,460,244
308,767	Facebook, Inc., Class A*	43,860,353
11,461	VeriSign, Inc.*^	998,368
114,690	Yahoo!, Inc.*	5,322,763

		121,165,103

IT Services (3.6%):
81,635	Accenture plc, Class C	9,786,404
7,264	Alliance Data Systems Corp.^	1,808,736
58,984	Automatic Data Processing, Inc.^	6,039,372
79,926	Cognizant Technology Solutions Corp., Class A*	4,757,196
19,223	CSRA, Inc.	563,042
43,421	Fidelity National Information Services, Inc.	3,457,180
28,282	Fiserv, Inc.*	3,261,197
19,821	Global Payments, Inc.^	1,599,158
112,618	International Business Machines Corp.	19,611,299
123,635	MasterCard, Inc., Class A	13,905,228
41,441	Paychex, Inc.^	2,440,875
146,418	PayPal Holdings, Inc.*	6,298,902
17,428	Teradata Corp.*^	542,359
22,106	Total System Services, Inc.	1,181,787
243,599	Visa, Inc., Class A^	21,648,643
62,709	Western Union Co.^	1,276,128

		98,177,506

Leisure Products (0.1%):
14,458	Hasbro, Inc.	1,443,197
43,391	Mattel, Inc.^	1,111,244

		2,554,441

Life Sciences Tools & Services (0.6%):
41,971	Agilent Technologies, Inc.	2,219,007
19,102	Illumina, Inc.*	3,259,565
3,371	Mettler-Toledo International, Inc.*^	1,614,406
14,633	PerkinElmer, Inc.	849,592
51,208	Thermo Fisher Scientific, Inc.	7,865,549
10,433	Waters Corp.*	1,630,782

		17,438,901

Machinery (1.5%):
76,952	Caterpillar, Inc.	7,138,067
20,385	Cummins, Inc.	3,082,212
38,377	Deere & Co.^	4,177,720
20,688	Dover Corp.	1,662,281
16,269	Flowserve Corp.^	787,745
39,632	Fortive Corp.	2,386,639
41,299	Illinois Tool Works, Inc.^	5,470,879
34,146	Ingersoll-Rand plc	2,776,753
45,429	PACCAR, Inc.	3,052,829
17,605	Parker Hannifin Corp.	2,822,434
21,363	Pentair plc^	1,341,169
7,730	Snap-On, Inc.^	1,303,819
20,043	Stanley Black & Decker, Inc.	2,663,113
23,910	Xylem, Inc.	1,200,760

		39,866,420

Shares		Fair Value
Common Stocks, continued
Media (3.2%):
48,932	CBS Corp., Class B	$3,393,924
28,142	Charter Communications, Inc., Class A*	9,211,439
620,553	Comcast Corp., Class A	23,326,586
18,092	Discovery Communications, Inc., Class A*^	526,296
29,934	Discovery Communications, Inc., Class C*	847,432
29,606	DISH Network Corp., Class A*	1,879,685
51,386	Interpublic Group of Cos., Inc. (The)^	1,262,554
50,669	News Corp., Class A	658,697
15,698	News Corp., Class B	211,923
30,593	Omnicom Group, Inc.^	2,637,423
12,714	Scripps Networks Interactive, Class C^	996,396
28,778	Tegna, Inc.	737,292
101,569	Time Warner, Inc.	9,924,307
140,300	Twenty-First Century Fox, Inc.^	4,544,317
61,669	Twenty-First Century Fox, Inc., Class B	1,959,841
45,001	Viacom, Inc., Class B	2,097,947
190,797	Walt Disney Co. (The)	21,634,472

		85,850,531

Metals & Mining (0.3%):
173,845	Freeport-McMoRan Copper & Gold, Inc.*	2,322,569
70,187	Newmont Mining Corp.	2,313,364
41,979	Nucor Corp.	2,506,986

		7,142,919

Multiline Retail (0.4%):
33,043	Dollar General Corp.^	2,304,088
31,136	Dollar Tree, Inc.*	2,442,931
22,269	Kohl’s Corp.^	886,529
38,822	Macy’s, Inc.^	1,150,684
14,300	Nordstrom, Inc.^	665,951
73,122	Target Corp.^	4,035,603

		11,485,786

Multi-Utilities (1.0%):
32,287	Ameren Corp.^	1,762,547
57,293	CenterPoint Energy, Inc.	1,579,568
37,241	CMS Energy Corp.	1,666,162
40,273	Consolidated Edison, Inc.^	3,127,601
82,608	Dominion Resources, Inc.^	6,407,902
23,714	DTE Energy Co.^	2,421,437
42,750	NiSource, Inc.	1,017,023
66,814	Public Service Enterprise Group, Inc.	2,963,201
19,019	SCANA Corp.^	1,242,892
33,084	Sempra Energy	3,655,782
41,702	WEC Energy Group, Inc.^	2,528,392

		28,372,507

Oil, Gas & Consumable Fuels (5.4%):
72,979	Anadarko Petroleum Corp.	4,524,698
50,065	Apache Corp.^	2,572,840
61,880	Cabot Oil & Gas Corp.	1,479,551
97,564	Chesapeake Energy Corp.*^	579,530
248,013	Chevron Corp.	26,629,155
12,694	Cimarex Energy Co.	1,516,806
19,393	Concho Resources, Inc.*^	2,488,898
161,592	ConocoPhillips Co.	8,058,593
68,035	Devon Energy Corp.	2,838,420
75,879	EOG Resources, Inc.	7,401,996
23,050	EQT Corp.^	1,408,355
543,372	Exxon Mobil Corp.	44,561,937

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
34,274	Hess Corp.^	$1,652,350
250,840	Kinder Morgan, Inc.	5,453,262
109,548	Marathon Oil Corp.^	1,730,858
68,858	Marathon Petroleum Corp.	3,480,083
21,642	Murphy Oil Corp.^	618,745
26,494	Newfield Exploration Co.*^	977,894
56,730	Noble Energy, Inc.^	1,948,108
99,635	Occidental Petroleum Corp.	6,312,874
27,961	ONEOK, Inc.^	1,550,158
57,784	Phillips 66	4,577,648
22,434	Pioneer Natural Resources Co.^	4,177,884
25,098	Range Resources Corp.	730,352
65,882	Southwestern Energy Co.*^	538,256
15,564	Tesoro Corp.	1,261,618
59,064	Valero Energy Corp.	3,915,353
108,276	Williams Cos., Inc. (The)	3,203,887

		146,190,109

Personal Products (0.1%):
60,157	Coty, Inc., Class A	1,090,646
29,181	Estee Lauder Co., Inc. (The), Class A	2,474,257

		3,564,903

Pharmaceuticals (5.0%):
43,829	Allergan plc	10,471,625
219,212	Bristol-Myers Squibb Co.	11,920,749
127,631	Eli Lilly & Co.	10,735,043
355,869	Johnson & Johnson Co.	44,323,484
13,271	Mallinckrodt plc*	591,488
360,476	Merck & Co., Inc.	22,904,645
60,750	Mylan NV*	2,368,643
18,423	Perrigo Co. plc^	1,223,103
780,058	Pfizer, Inc.	26,685,784
64,479	Zoetis, Inc.	3,441,244

		134,665,808

Professional Services (0.3%):
4,827	Dun & Bradstreet Corp.	521,026
15,884	Equifax, Inc.	2,171,979
43,051	Nielsen Holdings plc	1,778,437
16,316	Robert Half International, Inc.	796,710
20,017	Verisk Analytics, Inc.*	1,624,179

		6,892,331

Real Estate Management & Development (0.1%):
39,585	CBRE Group, Inc., Class A*	1,377,162

Road & Rail (0.9%):
121,137	CSX Corp.	5,638,927
11,222	J.B. Hunt Transport Services, Inc.^	1,029,506
13,805	Kansas City Southern	1,183,917
37,994	Norfolk Southern Corp.	4,254,188
7,107	Ryder System, Inc.	536,152
106,923	Union Pacific Corp.	11,325,285

		23,967,975

Semiconductors & Semiconductor Equipment (3.3%):
100,957	Advanced Micro Devices, Inc.*^	1,468,924
47,429	Analog Devices, Inc.	3,886,807
141,106	Applied Materials, Inc.	5,489,023
52,583	Broadcom, Ltd.	11,513,574
618,993	Intel Corp.	22,327,078
20,230	KLA-Tencor Corp.	1,923,266
21,307	Lam Research Corp.	2,734,967
27,999	Microchip Technology, Inc.^	2,065,766
134,690	Micron Technology, Inc.*	3,892,541
77,237	NVIDIA Corp.	8,413,426

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
16,308	Qorvo, Inc.*^	$1,118,076
192,762	QUALCOMM, Inc.	11,052,973
24,181	Skyworks Solutions, Inc.^	2,369,254
130,492	Texas Instruments, Inc.	10,512,436
32,536	Xilinx, Inc.	1,883,509

		90,651,620

Software (4.5%):
90,695	Activision Blizzard, Inc.	4,522,053
64,966	Adobe Systems, Inc.*	8,454,026
25,449	Autodesk, Inc.*	2,200,575
40,305	CA, Inc.	1,278,475
20,713	Citrix Systems, Inc.*	1,727,257
40,522	Electronic Arts, Inc.*	3,627,529
31,778	Intuit, Inc.	3,685,930
1,013,068	Microsoft Corp.	66,720,658
392,852	Oracle Corp.	17,525,128
23,184	Red Hat, Inc.*^	2,005,416
85,843	Salesforce.com, Inc.*	7,081,189
80,338	Symantec Corp.^	2,464,770
19,775	Synopsys, Inc.*	1,426,371

		122,719,377

Specialty Retail (2.4%):
9,793	Advance Auto Parts, Inc.	1,451,910
8,860	AutoNation, Inc.*^	374,689
3,757	AutoZone, Inc.*^	2,716,499
19,397	Bed Bath & Beyond, Inc.^	765,406
35,142	Best Buy Co., Inc.^	1,727,229
24,360	CarMax, Inc.*^	1,442,599
17,382	Foot Locker, Inc.	1,300,347
29,407	Gap, Inc. (The)^	714,296
159,822	Home Depot, Inc. (The)	23,466,664
31,007	L Brands, Inc.^	1,460,430
113,574	Lowe’s Cos., Inc.	9,336,919
12,093	O’Reilly Automotive, Inc.*^	3,263,175
51,534	Ross Stores, Inc.	3,394,545
8,828	Signet Jewelers, Ltd.^	611,516
86,349	Staples, Inc.	757,281
13,801	Tiffany & Co.^	1,315,235
85,975	TJX Cos., Inc. (The)	6,798,903
16,713	Tractor Supply Co.^	1,152,696
7,732	Ulta Salon, Cosmetics & Fragrance, Inc.*	2,205,398

		64,255,737

Technology Hardware, Storage & Peripherals (4.2%):
687,363	Apple, Inc.	98,746,568
217,632	Hewlett Packard Enterprise Co.	5,157,878
223,219	HP, Inc.	3,991,156
35,295	NetApp, Inc.	1,477,096
—	Seagate Technology plc^	—
38,169	Seagate Technology plc	1,753,102
37,834	Western Digital Corp.	3,122,440
113,631	Xerox Corp.	834,052

		115,082,292

Textiles, Apparel & Luxury Goods (0.7%):
37,244	Coach, Inc.^	1,539,295
48,120	Hanesbrands, Inc.^	998,971
20,521	Michael Kors Holdings, Ltd.*	782,055
173,417	Nike, Inc., Class C	9,664,530
10,722	PVH Corp.	1,109,405
6,918	Ralph Lauren Corp.^	564,647
24,437	Under Armour, Inc., Class A*^	483,364
24,570	Under Armour, Inc., Class C*^	449,631

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
43,699	VF Corp.^	$2,402,134

		17,994,032

Tobacco (1.8%):
254,456	Altria Group, Inc.	18,173,248
203,282	Philip Morris International, Inc.	22,950,537
108,250	Reynolds American, Inc.	6,821,915

		47,945,700

Trading Companies & Distributors (0.2%):
37,438	Fastenal Co.^	1,928,057
10,880	United Rentals, Inc.*^	1,360,544
7,016	W.W. Grainger, Inc.^	1,633,044

		4,921,645

Water Utilities (0.1%):
23,413	American Water Works Co., Inc.	1,820,829

Total Common Stocks (Cost $1,837,161,831)		2,656,867,590

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (8.1%):
$218,814,873	AZL S&P 500 Index Fund Securities Lending Collateral Account(a)	218,814,873

Total Securities Held as Collateral for Securities on Loan (Cost $218,814,873)		218,814,873

Unaffiliated Investment Company (1.9%):
51,631,071	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(b)	51,631,071

Total Unaffiliated Investment Company (Cost $51,631,071)		51,631,071

Total Investment Securities (Cost $2,107,607,775)(c) - 108.0%		2,927,313,534
Net other assets (liabilities) - (8.0)%		(215,953,393)

Net Assets - 100.0%		$2,711,360,141

Percentages indicated are based on net assets as of March 31, 2017.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $214,160,168.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(b)	The rate represents the effective yield at March 31, 2017.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $2,353,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/16/17	471	$55,559,160	$(69,561)

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (97.7%):
Aerospace & Defense (1.7%):
41,372	AAR Corp.	$1,391,340
96,941	Aerojet Rocketdyne Holdings, Inc.*^	2,103,620
27,770	AeroVironment, Inc.*^	778,393
32,517	Cubic Corp.^	1,716,898
23,914	Engility Holdings, Inc.*^	692,071
61,508	Mercury Computer Systems, Inc.*^	2,401,887
41,647	Moog, Inc., Class A*	2,804,926
6,742	National Presto Industries, Inc.^	689,032
68,293	TASER International, Inc.*^	1,556,397
64,757	Triumph Group, Inc.^	1,667,493

		15,802,057

Air Freight & Logistics (0.7%):
32,574	Atlas Air Worldwide Holdings, Inc.*	1,806,228
36,846	Echo Global Logistics, Inc.*^	786,662
39,015	Forward Air Corp.^	1,855,944
43,397	Hub Group, Inc.*	2,013,621

		6,462,455

Airlines (0.9%):
16,961	Allegiant Travel Co.^	2,718,000
68,868	Hawaiian Holdings, Inc.*^	3,198,919
66,768	SkyWest, Inc.^	2,286,804

		8,203,723

Auto Components (1.8%):
99,695	American Axle & Manufacturing Holdings, Inc.*^	1,872,272
22,799	Cooper-Standard Holding, Inc.*^	2,529,093
39,126	Dorman Products, Inc.*^	3,213,418
44,676	Fox Factory Holding Corp.*^	1,282,201
47,655	Gentherm, Inc.*^	1,870,459
31,841	LCI Industries^	3,177,732
25,327	Motorcar Parts of America, Inc.*^	778,299
26,445	Standard Motor Products, Inc.	1,299,507
30,236	Superior Industries International, Inc.^	766,483

		16,789,464

Automobiles (0.1%):
35,209	Winnebago Industries, Inc.^	1,029,863

Banks (9.1%):
47,483	Ameris Bancorp^	2,188,966
65,082	Banc of California, Inc.^	1,347,197
34,008	Banner Corp.^	1,892,205
108,104	Boston Private Financial Holdings, Inc.^	1,772,906
92,192	Brookline Bancorp, Inc.	1,442,805
43,140	Cardinal Financial Corp.	1,291,612
40,394	Central Pacific Financial Corp.	1,233,633
20,449	City Holding Co.^	1,318,552
75,064	Columbia Banking System, Inc.^	2,926,745
57,295	Community Bank System, Inc.	3,150,079
37,312	Customers Bancorp, Inc.*	1,176,447
130,069	CVB Financial Corp.^	2,873,224
29,099	Fidelity Southern Corp.	651,236
206,445	First Bancorp*	1,166,414
115,970	First Commonwealth Financial Corp.	1,537,762
80,439	First Financial Bancorp	2,208,051
84,756	First Financial Bankshares, Inc.^	3,398,716
104,907	First Midwest Bancorp, Inc.	2,484,198
18,700	First NBC Bank Holding Co.*^	74,800
98,221	Glacier Bancorp, Inc.^	3,332,639
75,460	Great Western Bancorp, Inc.	3,200,259
42,034	Hanmi Financial Corp.^	1,292,546
161,692	Home Bancshares, Inc.^	4,377,001
163,188	Hope BanCorp, Inc.	3,128,314
35,058	Independent Bank Corp.	2,278,770

Shares		Fair Value
Common Stocks, continued
Banks, continued
53,982	LegacyTexas Financial Group, Inc.^	$2,153,882
35,136	National Bank Holdings Corp.	1,141,920
56,039	NBT Bancorp, Inc.^	2,077,366
60,160	OFG Bancorp	709,888
174,421	Old National Bancorp^	3,026,204
25,316	Opus Bank^	510,117
59,996	Pinnacle Financial Partners, Inc.^	3,986,733
45,306	S & T Bancorp, Inc.^	1,567,588
57,371	ServisFirst Bancshares, Inc.^	2,087,157
38,545	Simmons First National Corp., Class A^	2,125,757
34,516	Southside Bancshares, Inc.^	1,158,702
173,795	Sterling Bancorp^	4,118,941
15,894	Tompkins Financial Corp.^	1,280,262
103,927	United Bankshares, Inc.^	4,390,915
91,851	United Community Banks, Inc.	2,543,354
34,120	Westamerica Bancorp^	1,904,920

		86,528,783

Beverages (0.1%):
6,131	Coca-Cola Bottling Co. Consolidated^	1,263,109

Biotechnology (1.6%):
60,411	Acorda Therapeutics, Inc.*^	1,268,631
45,373	AMAG Pharmaceuticals, Inc.*^	1,023,161
10,847	Eagle Pharmaceuticals, Inc.*^	899,650
45,310	Emergent Biosolutions, Inc.*^	1,315,802
19,212	Enanta Pharmaceuticals, Inc.*^	591,730
24,554	Ligand Pharmaceuticals, Inc., Class B*^	2,598,796
132,520	Mimedx Group, Inc.*^	1,262,916
85,323	Momenta Pharmaceuticals, Inc.*^	1,139,062
88,140	Myriad Genetics, Inc.*^	1,692,288
92,898	Progenics Pharmaceuticals, Inc.*^	876,957
44,062	Repligen Corp.*^	1,550,982
92,082	Spectrum Pharmaceuticals, Inc.*^	598,533

		14,818,508

Building Products (2.1%):
51,357	AAON, Inc.^	1,815,470
18,202	American Woodmark Corp.*	1,670,944
36,987	Apogee Enterprises, Inc.^	2,204,795
41,178	Gibraltar Industries, Inc.*^	1,696,534
41,456	Griffon Corp.^	1,021,890
23,464	Insteel Industries, Inc.^	847,989
20,579	Patrick Industries, Inc.*	1,459,051
67,295	PGT, Inc.*^	723,421
45,469	Quanex Building Products Corp.^	920,747
52,447	Simpson Manufacturing Co., Inc.	2,259,941
37,834	Trex Co., Inc.*^	2,625,302
26,339	Universal Forest Products, Inc.	2,595,445

		19,841,529

Capital Markets (1.3%):
35,370	Donnelley Financial Solutions, Inc.*^	682,287
73,706	Financial Engines, Inc.^	3,209,897
36,206	Greenhill & Co., Inc.^	1,060,836
87,321	Interactive Brokers Group, Inc., Class A^	3,031,785
20,292	INTL FCStone, Inc.*	770,284
14,503	Investment Technology Group, Inc.	293,686
18,750	Piper Jaffray Cos., Inc.	1,197,188
8,647	Virtus Investment Partners, Inc.^	915,717
123,318	WisdomTree Investments, Inc.^	1,119,727

		12,281,407

Chemicals (2.9%):
38,729	A. Schulman, Inc.^	1,218,027
40,085	Advansix, Inc.*	1,095,122

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
35,705	American Vanguard Corp.^	$592,703
40,739	Balchem Corp.^	3,357,708
67,627	Calgon Carbon Corp.^	987,354
72,198	Flotek Industries, Inc.*^	923,412
31,093	Futurefuel Corp.^	440,899
64,612	H.B. Fuller Co.^	3,331,395
13,071	Hawkins, Inc.	640,479
54,155	Ingevity Corp.*	3,295,332
25,428	Innophos Holdings, Inc.	1,372,349
31,120	Innospec, Inc.	2,015,020
27,321	Koppers Holdings, Inc.*	1,157,044
40,863	Kraton Performance Polymers, Inc.*^	1,263,484
30,923	LSB Industries, Inc.*^	290,058
17,234	Quaker Chemical Corp.^	2,269,028
58,999	Rayonier Advanced Materials, Inc.^	793,537
25,273	Stepan Co.	1,991,765
34,772	Tredegar Corp.	610,249

		27,644,965

Commercial Services & Supplies (3.4%):
71,482	ABM Industries, Inc.^	3,116,615
61,438	Brady Corp., Class A	2,374,579
58,101	Brink’s Co. (The)^	3,105,498
50,630	Essendant, Inc.	767,045
93,571	Healthcare Services Group, Inc.^	4,031,974
83,841	Interface, Inc.	1,597,171
41,828	LSC Communications, Inc.	1,052,392
41,630	Matthews International Corp., Class A^	2,816,270
57,754	Mobile Mini, Inc.^	1,761,497
17,489	Multi-Color Corp.^	1,241,719
90,655	RR Donnelley & Sons Co.^	1,097,832
39,200	Team, Inc.*^	1,060,360
73,774	Tetra Tech, Inc.^	3,013,668
19,920	UniFirst Corp.^	2,817,684
28,589	US Ecology, Inc.^	1,339,395
26,709	Viad Corp.	1,207,247

		32,400,946

Communications Equipment (1.6%):
63,730	ADTRAN, Inc.^	1,322,398
12,809	Bel Fuse, Inc., Class B^	327,270
15,458	Black Box Corp.^	138,349
47,672	CalAmp Corp.*^	800,413
29,715	Comtech Telecommunications Corp.	437,999
37,136	Digi International, Inc.*	441,918
109,231	Harmonic, Inc.*^	649,924
83,195	Ixia*	1,634,782
71,402	Lumentum Holdings, Inc.*^	3,809,297
42,686	NETGEAR, Inc.*^	2,115,091
297,564	Viavi Solutions, Inc.*	3,189,886

		14,867,327

Construction & Engineering (0.4%):
44,871	Aegion Corp.*^	1,027,995
48,346	Comfort Systems USA, Inc.^	1,771,880
21,277	MYR Group, Inc.*	872,357
38,933	Orion Marine Group, Inc.*	290,830

		3,963,062

Construction Materials (0.4%):
96,228	Headwaters, Inc.*	2,259,434
19,037	US Concrete, Inc.*^	1,228,838

		3,488,272

Consumer Finance (1.0%):
19,290	Encore Capital Group, Inc.*^	594,132
32,741	Enova International, Inc.*^	486,204

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
66,379	EZCORP, Inc., Class A*^	$540,989
62,283	Firstcash, Inc.	3,061,209
57,509	Green Dot Corp., Class A*^	1,918,500
60,139	PRA Group, Inc.*^	1,993,608
8,341	World Acceptance Corp.*^	431,897

		9,026,539

Containers & Packaging (0.1%):
31,036	Myers Industries, Inc.	491,921

Distributors (0.2%):
60,071	Core Markt Holdngs Co., Inc.^	1,873,614

Diversified Consumer Services (0.5%):
22,791	American Public Education, Inc.*^	521,914
15,167	Capella Education Co.	1,289,573
87,431	Career Education Corp.*	760,650
48,511	Regis Corp.*^	568,549
13,899	Strayer Education, Inc.^	1,118,731

		4,259,417

Diversified Telecommunication Services (0.9%):
14,049	ATN International, Inc.	989,331
56,251	Cincinnati Bell, Inc.*	995,643
53,138	Cogent Communications Group, Inc.^	2,287,590
65,766	Consolidated Communications Holdings, Inc.^	1,540,240
35,675	General Communication, Inc., Class A*^	742,040
106,541	Iridium Communications, Inc.*^	1,028,121
32,470	Lumos Networks Corp.*	574,719

		8,157,684

Electric Utilities (0.7%):
64,167	ALLETE, Inc.	4,344,747
52,579	El Paso Electric Co.	2,655,240

		6,999,987

Electrical Equipment (0.6%):
33,783	AZZ, Inc.^	2,010,088
27,230	Encore Wire Corp.^	1,252,580
65,862	General Cable Corp.	1,182,223
11,847	Powell Industries, Inc.^	408,011
23,206	Vicor Corp.*^	373,617

		5,226,519

Electronic Equipment, Instruments & Components (3.9%):
16,852	Agilysys, Inc.*^	159,251
36,762	Anixter International, Inc.*	2,915,226
38,161	Badger Meter, Inc.	1,402,417
64,382	Benchmark Electronics, Inc.*^	2,047,348
43,275	CTS Corp.^	921,758
55,761	Daktronics, Inc.^	526,941
48,410	Electro Scientific Industries, Inc.*^	337,418
8,647	ePlus, Inc.*	1,167,777
47,940	Fabrinet*	2,014,918
22,473	FARO Technologies, Inc.*^	803,410
70,239	II-VI, Inc.*	2,532,116
45,781	Insight Enterprises, Inc.*	1,881,141
43,095	Itron, Inc.*	2,615,867
47,587	Methode Electronics, Inc., Class A^	2,169,967
21,801	MTS Systems Corp.^	1,200,145
23,596	OSI Systems, Inc.*^	1,722,272
26,602	Park Electrochemical Corp.^	475,112
43,500	Plexus Corp.*	2,514,300
23,415	Rogers Corp.*^	2,010,646
95,373	Sanmina Corp.*	3,872,143
33,174	ScanSource, Inc.*	1,302,080

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
109,729	TTM Technologies, Inc.*^	$1,769,929

		36,362,182

Energy Equipment & Services (1.9%):
92,446	Archrock, Inc.	1,146,330
100,015	Atwood Oceanics, Inc.*^	953,143
41,276	Bristow Group, Inc.^	627,808
24,109	CARBO Ceramics, Inc.*^	314,381
28,500	Era Group, Inc.*	377,910
41,137	Exterran Corp.*	1,293,759
15,891	Geospace Technologies Corp.*^	257,911
14,444	Gulf Island Fabrication, Inc.	166,828
180,453	Helix Energy Solutions Group, Inc.*	1,402,120
39,083	Hornbeck Offshore Services, Inc.*^	173,138
36,454	Matrix Service Co.*	601,491
114,223	Newpark Resources, Inc.*^	925,206
108,479	Pioneer Energy Services Corp.*	433,916
21,172	SEACOR Holdings, Inc.*^	1,464,891
65,406	Tesco Corp.*	526,518
147,513	TETRA Technologies, Inc.*	600,378
21,314	Tidewater, Inc.*^	24,511
93,555	U.S. Silica Holdings, Inc.^	4,489,705
67,733	Unit Corp.*^	1,636,429

		17,416,373

Equity Real Estate Investment Trusts (5.1%):
108,923	Acadia Realty Trust	3,274,225
33,988	Agree Realty Corp.^	1,630,064
52,910	American Assets Trust, Inc.^	2,213,754
87,024	CareTrust REIT, Inc.	1,463,744
105,435	Cedar Shopping Centers, Inc.^	529,284
78,038	Chesapeake Lodging Trust^	1,869,790
43,489	Coresite Realty Corp.^	3,916,183
257,572	DiamondRock Hospitality, Co.^	2,871,928
42,894	EastGroup Properties, Inc.^	3,153,996
78,283	Four Corners Property Trust, Inc.^	1,787,201
139,160	Franklin Street Properties Corp.^	1,689,402
36,096	Getty Realty Corp.^	912,146
30,376	Government Properties Income Trust^	635,770
53,914	Hersha Hospitality Trust^	1,013,044
108,291	Kite Realty Group Trust^	2,328,257
278,947	Lexington Realty Trust	2,783,891
50,884	LTC Properties, Inc.^	2,437,344
56,624	Parkway, Inc.	1,126,251
90,666	Pennsylvania Real Estate Investment Trust^	1,372,683
25,114	PS Business Parks, Inc.^	2,882,083
140,829	Retail Opportunity Investments Corp.^	2,961,634
84,706	Sabra Health Care REIT, Inc.^	2,365,839
15,657	Saul Centers, Inc.^	964,784
115,556	Summit Hotel Properties, Inc.^	1,846,585
5,686	Universal Health Realty Income Trust^	366,747
14,839	Urstadt Biddle Properties, Inc., Class A	305,090

		48,701,719

Food & Staples Retailing (0.5%):
48,655	SpartanNash Co.^	1,702,439
353,420	Supervalu, Inc.*^	1,364,201
34,076	The Andersons, Inc.^	1,291,480

		4,358,120

Food Products (1.7%):
85,568	B&G Foods, Inc.^	3,444,111
20,243	Calavo Growers, Inc.^	1,226,726

Shares		Fair Value
Common Stocks, continued
Food Products, continued
38,726	Cal-Maine Foods, Inc.^	$1,425,117
212,080	Darling International, Inc.*^	3,079,402
19,257	J & J Snack Foods Corp.^	2,610,479
11,190	John B Sanfilippo And Son, Inc.^	818,996
25,793	Sanderson Farms, Inc.^	2,678,345
9,140	Seneca Foods Corp., Class A*^	329,954

		15,613,130

Gas Utilities (1.0%):
37,092	Northwest Natural Gas Co.^	2,192,137
102,361	South Jersey Industries, Inc.^	3,649,170
58,593	Spire, Inc.	3,955,027

		9,796,334

Health Care Equipment & Supplies (3.9%):
29,417	Abaxis, Inc.^	1,426,725
16,240	Analogic Corp.^	1,232,616
43,232	AngioDynamics, Inc.*^	750,075
19,666	Anika Therapeutics, Inc.*^	854,291
46,550	Cantel Medical Corp.^	3,728,655
32,570	CONMED Corp.^	1,446,434
36,096	CryoLife, Inc.*	600,998
66,970	Haemonetics Corp.*^	2,716,973
19,096	ICU Medical, Inc.*^	2,915,959
21,129	Inogen, Inc.*	1,638,765
36,188	Integer Holdings Corp.*^	1,454,758
76,848	Integra LifeSciences Holdings Corp.*^	3,237,606
44,149	Invacare Corp.^	525,373
56,068	Meridian Bioscience, Inc.^	773,738
63,356	Merit Medical Systems, Inc.*^	1,830,988
42,880	Natus Medical, Inc.*^	1,683,040
48,742	Neogen Corp.*	3,195,038
71,827	OraSure Technologies, Inc.*^	928,723
23,794	Orthofix International NV*	907,741
18,720	Surmodics, Inc.*	450,216
48,836	Varex Imaging Corp.*^	1,640,890
46,670	Zeltiq Aesthetics, Inc.*	2,595,319

		36,534,921

Health Care Providers & Services (3.2%):
41,265	Aceto Corp.^	652,400
4,441	Adeptus Health, Inc., Class A*^	7,994
43,103	Air Methods Corp.*^	1,853,429
16,064	Almost Family, Inc.*^	780,710
35,949	Amedisys, Inc.*^	1,836,634
61,639	AMN Healthcare Services, Inc.*^	2,502,543
37,679	BioTelemetry, Inc.*	1,090,807
20,927	Chemed Corp.^	3,823,155
149,343	Community Health Systems, Inc.*	1,324,672
13,476	CorVel Corp.*	586,206
45,012	Cross Country Healthcare, Inc.*^	646,372
53,935	Diplomat Pharmacy, Inc.*^	860,263
63,202	Ensign Group, Inc. (The)^	1,188,198
56,734	HealthEquity, Inc.*^	2,408,358
113,582	Kindred Healthcare, Inc.^	948,410
13,129	Landauer, Inc.^	640,039
19,802	LHC Group, Inc.*	1,067,328
30,614	Magellan Health Services, Inc.*	2,113,897
41,090	PharMerica Corp.*^	961,506
16,448	Providence Service Corp.*	730,949
43,584	Quorum Health Corp.*^	237,097
139,041	Select Medical Holdings Corp.*^	1,856,197
44,026	Tivity Health, Inc.*^	1,281,157
16,501	U.S. Physical Therapy, Inc.^	1,077,515

		30,475,836

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology (1.1%):
11,992	Computer Programs & Systems, Inc.^	$335,776
34,241	HealthStream, Inc.*^	829,659
108,482	HMS Holdings Corp.*^	2,205,439
70,322	Medidata Solutions, Inc.*^	4,056,877
48,047	Omnicell, Inc.*^	1,953,111
61,689	Quality Systems, Inc.*^	940,140

		10,321,002

Hotels, Restaurants & Leisure (3.1%):
110,850	Belmond, Ltd., Class A*	1,341,285
1,396	Biglari Holdings, Inc.*^	603,044
24,195	BJ’s Restaurants, Inc.*	977,478
25,737	Bob Evans Farms, Inc.^	1,669,559
106,490	Boyd Gaming Corp.*^	2,343,845
22,978	Chuy’s Holdings, Inc.*^	684,744
48,183	Dave & Buster’s Entertainment, Inc.*^	2,943,500
22,094	DineEquity, Inc.^	1,202,355
31,466	El Pollo Loco Holdings, Inc.*^	376,019
36,250	Fiesta Restaurant Group, Inc.*	877,250
136,440	Ilg, Inc.	2,859,783
25,212	Marcus Corp.	809,305
31,470	Marriott Vacations Worldwide Corp.^	3,144,798
15,586	Monarch Casino & Resort, Inc.*	460,410
106,770	Penn National Gaming, Inc.*^	1,967,771
17,166	Red Robin Gourmet Burgers*^	1,003,353
59,989	Ruby Tuesday, Inc.*^	168,569
40,007	Ruth’s Hospitality Group, Inc.	802,140
67,009	Scientific Games Corp., Class A*^	1,584,763
23,833	Shake Shack, Inc., Class A*^	796,022
57,650	Sonic Corp.^	1,462,004
38,393	Wingstop, Inc.^	1,085,754

		29,163,751

Household Durables (1.8%):
11,176	Cavco Industries, Inc.*^	1,300,886
33,445	Ethan Allen Interiors, Inc.^	1,025,089
26,361	Installed Building Products, Inc.*^	1,390,543
35,221	iRobot Corp.*^	2,329,517
63,803	La-Z-Boy, Inc.	1,722,681
22,814	LGI Homes, Inc.*^	773,623
53,900	M.D.C. Holdings, Inc.^	1,619,695
33,211	M/I Homes, Inc.*^	813,670
48,828	Meritage Corp.*^	1,796,870
48,855	TopBuild Corp.*	2,296,185
19,044	Universal Electronics, Inc.*	1,304,514
32,040	William Lyon Homes, Class A*^	660,665

		17,033,938

Household Products (0.4%):
14,137	Central Garden & Pet Co.*^	524,059
44,016	Central Garden & Pet Co., Class A*	1,528,236
18,310	WD-40 Co.^	1,994,874

		4,047,169

Industrial Conglomerates (0.1%):
47,316	Raven Industries, Inc.^	1,374,530

Insurance (3.0%):
42,217	American Equity Investment Life Holding Co.	997,588
24,994	Amerisafe, Inc.^	1,622,111
25,578	eHealth, Inc.*	307,959
41,833	Employers Holdings, Inc.	1,587,562
11,079	HCI Group, Inc.^	504,981
52,193	Horace Mann Educators Corp.^	2,142,523
14,390	Infinity Property & Casualty Corp.	1,374,245
96,065	Maiden Holdings, Ltd.^	1,344,910

Shares		Fair Value
Common Stocks, continued
Insurance, continued
28,930	Navigators Group, Inc.	$1,570,899
68,588	ProAssurance Corp.	4,132,427
49,131	RLI Corp.^	2,948,843
18,232	Safety Insurance Group, Inc.	1,278,063
74,758	Selective Insurance Group, Inc.^	3,524,840
30,697	Stewart Information Services Corp.^	1,356,193
28,674	United Fire Group, Inc.	1,226,387
22,754	United Insurance Holdings Co.^	362,926
43,094	Universal Insurance Holdings, Inc.^	1,055,803

		27,338,260

Internet & Direct Marketing Retail (0.6%):
23,697	FTD Cos., Inc.*^	477,258
38,471	Nutri/System, Inc.^	2,135,140
28,350	PetMed Express, Inc.^	570,969
43,593	Shutterfly, Inc.*^	2,105,106

		5,288,473

Internet Software & Services (1.0%):
51,044	Blucora, Inc.*	883,061
72,731	DHI Group, Inc.*	287,287
36,857	Liquidity Services, Inc.*	294,856
74,437	LivePerson, Inc.*	509,893
80,957	NIC, Inc.^	1,635,332
31,561	QuinStreet, Inc.*	123,088
24,975	Shutterstock, Inc.*^	1,032,716
22,603	Sps Commerce, Inc.*	1,322,049
20,220	Stamps.com, Inc.*^	2,393,038
34,062	XO Group, Inc.*	586,207

		9,067,527

IT Services (1.7%):
31,266	CACI International, Inc., Class A*	3,667,502
58,597	Cardtronics plc*^	2,739,410
42,460	CSG Systems International, Inc.	1,605,413
43,492	Exlservice Holdings, Inc.*	2,059,781
13,903	Forrester Research, Inc.^	552,644
33,673	ManTech International Corp., Class A	1,166,096
47,481	Perficient, Inc.*	824,270
51,634	Sykes Enterprises, Inc.*	1,518,040
21,553	TeleTech Holdings, Inc.^	637,969
36,343	Virtusa Corp.*^	1,098,285

		15,869,410

Leisure Products (0.5%):
124,187	Callaway Golf Co.^	1,374,750
41,646	Nautilus Group, Inc.*^	760,040
23,830	Sturm, Ruger & Co., Inc.^	1,276,097
74,607	Vista Outdoor, Inc.*	1,536,157

		4,947,044

Life Sciences Tools & Services (0.4%):
31,721	Albany Molecular Research, Inc.*^	445,046
41,687	Cambrex Corp.*^	2,294,869
49,777	Luminex Corp.	914,403

		3,654,318

Machinery (5.0%):
76,689	Actuant Corp., Class A^	2,020,755
12,589	Alamo Group, Inc.	959,156
37,680	Albany International Corp., Class A	1,735,164
24,738	Astec Industries, Inc.	1,521,263
64,307	Barnes Group, Inc.	3,301,521
55,625	Briggs & Stratton Corp.^	1,248,781
40,049	Chart Industries, Inc.*^	1,399,312
21,557	CIRCOR International, Inc.	1,281,348
27,787	EnPro Industries, Inc.^	1,977,323
33,347	ESCO Technologies, Inc.^	1,937,461
78,923	Federal Signal Corp.^	1,089,927

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
49,963	Franklin Electric Co., Inc.^	$2,150,907
36,964	Greenbrier Cos, Inc.^	1,593,148
105,497	Harsco Corp.*	1,345,087
81,581	Hillenbrand, Inc.^	2,924,679
40,610	John Bean Technologies Corp.	3,571,649
14,050	Lindsay Corp.^	1,238,086
22,743	Lydall, Inc.*	1,219,025
74,437	Mueller Industries, Inc.	2,547,979
31,831	Proto Labs, Inc.*^	1,626,564
55,436	SPX Corp.*	1,344,323
54,558	SPX FLOW, Inc.*	1,893,708
16,552	Standex International Corp.^	1,657,683
23,093	Tennant Co.	1,677,706
57,876	Titan International, Inc.^	598,438
78,257	Wabash National Corp.^	1,619,137
35,849	Watts Water Technologies, Inc., Class A^	2,235,185

		47,715,315

Marine (0.2%):
56,353	Matson, Inc.^	1,789,771

Media (0.7%):
73,017	E.W. Scripps Co. (The), Class A*^	1,711,517
149,739	Gannett Co., Inc.	1,254,813
70,903	New Media Investment Group, Inc.	1,007,532
35,163	Scholastic Corp.^	1,496,889
50,780	World Wrestling Entertainment, Inc., Class A^	1,128,332

		6,599,083

Metals & Mining (1.3%):
404,407	AK Steel Holding Corp.*^	2,907,686
66,827	Century Aluminum Co.*^	848,035
17,091	Haynes International, Inc.^	651,509
22,769	Kaiser Aluminum Corp.^	1,819,243
26,689	Materion Corp.	895,416
13,728	Olympic Steel, Inc.	254,792
155,378	Stillwater Mining Co.*	2,683,378
87,427	SunCoke Energy, Inc.*^	783,346
51,796	TimkenSteel Corp.*^	979,462

		11,822,867

Mortgage Real Estate Investment Trusts (0.1%):
125,494	Capstead Mortgage Corp.^	1,322,707

Multiline Retail (0.3%):
45,908	Fred’s, Inc.^	601,395
62,166	Ollie’s Bargain Outlet Holdings, Inc.*^	2,082,561
48,640	Tuesday Morning Corp.*^	182,400

		2,866,356

Multi-Utilities (0.3%):
82,730	Avista Corp.^	3,230,607

Oil, Gas & Consumable Fuels (1.4%):
106,131	Bill Barrett Corp.*^	482,896
79,260	Carrizo Oil & Gas, Inc.*	2,271,592
107,061	Cloud Peak Energy, Inc.*^	490,339
23,949	Contango Oil & Gas Co.*	175,307
524,472	Denbury Resources, Inc.*^	1,353,138
46,992	Green Plains Renewable Energy, Inc.^	1,163,052
53,974	Northern Oil & Gas, Inc.*^	140,332
71,462	PDC Energy, Inc.*^	4,455,655
7,773	REX American Resources Corp.*^	703,379
259,990	SRC Energy, Inc.*^	2,194,316

		13,430,006

Paper & Forest Products (1.1%):
50,280	Boise Cascade Co.*^	1,342,476

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
21,437	Clearwater Paper Corp.*	$1,200,472
14,011	Deltic Timber Corp.^	1,094,539
113,917	KapStone Paper & Packaging Corp.	2,631,482
21,708	Neenah Paper, Inc.^	1,621,588
57,390	P.H. Glatfelter Co.	1,247,659
40,071	Schweitzer-Mauduit International, Inc.^	1,659,741

		10,797,957

Personal Products (0.2%):
22,978	Inter Parfums, Inc.	839,846
15,354	Medifast, Inc.^	681,257

		1,521,103

Pharmaceuticals (2.1%):
49,261	Amphastar Pharmaceuticals, Inc.*^	714,285
11,046	ANI Pharmaceuticals, Inc.*^	546,887
80,643	DepoMed, Inc.*^	1,012,070
8,005	Heska Corp.*	840,365
98,645	Impax Laboratories, Inc.*	1,247,859
101,962	Innoviva, Inc.*^	1,410,134
38,678	Lannett Co., Inc.*^	864,453
91,392	Medicines Co. (The)*^	4,469,069
198,043	Nektar Therapeutics*^	4,648,069
25,167	Phibro Animal Health Corp., Class A	707,193
70,101	Sciclone Pharmaceuticals, Inc.*	686,990
35,836	Sucampo Pharmaceuticals, Inc., Class A*^	394,196
64,759	Supernus Pharmaceuticals, Inc.*^	2,026,957

		19,568,527

Professional Services (1.9%):
23,465	CDI Corp.*	200,626
33,211	Exponent, Inc.^	1,977,715
25,438	Heidrick & Struggles International, Inc.	670,291
24,218	Insperity, Inc.	2,146,926
39,193	Kelly Services, Inc., Class A	856,759
74,273	Korn/Ferry International^	2,338,857
61,540	Navigant Consulting, Inc.*	1,406,804
62,399	On Assignment, Inc.*	3,028,223
40,432	Resources Connection, Inc.^	677,236
55,323	Trueblue, Inc.*^	1,513,084
47,319	Wageworks, Inc.*^	3,421,164

		18,237,685

Real Estate Management & Development (0.3%):
39,019	Forestar Group, Inc.*	532,609
46,170	HFF, Inc., Class A^	1,277,524
23,061	RE/MAX Holdings, Inc., Class A^	1,370,977

		3,181,110

Road & Rail (0.8%):
31,877	ArcBest Corp.	828,802
35,920	Celadon Group, Inc.^	235,276
57,205	Heartland Express, Inc.^	1,146,960
86,051	Knight Transportation, Inc.^	2,697,699
31,307	Marten Transport, Ltd.	734,149
36,726	Roadrunner Transportation System, Inc.*	252,308
33,280	Saia, Inc.*	1,474,304

		7,369,498

Semiconductors & Semiconductor Equipment (3.5%):
51,030	Advanced Energy Industries, Inc.*	3,498,617
90,123	Brooks Automation, Inc.	2,018,755
32,395	Cabot Microelectronics Corp.	2,481,781
28,259	CEVA, Inc.*	1,003,195
34,337	Cohu, Inc.	633,861

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
50,272	Diodes, Inc.*	$1,209,042
31,888	DSP Group, Inc.*	382,656
58,535	Exar Corp.*^	761,540
89,644	Kopin Corp.*^	367,540
92,236	Kulicke & Soffa Industries, Inc.*	1,874,236
68,940	MKS Instruments, Inc.^	4,739,624
33,493	Nanometrics, Inc.*	1,020,197
38,008	Power Integrations, Inc.^	2,499,026
144,478	Rambus, Inc.*	1,898,441
41,071	Rudolph Technologies, Inc.*	919,990
84,512	Semtech Corp.*	2,856,506
31,626	Ultratech, Inc.*	936,762
53,047	Veeco Instruments, Inc.*^	1,583,453
63,197	Xperi Corp.^	2,145,538

		32,830,760

Software (2.2%):
118,527	8x8, Inc.*	1,807,537
60,884	Blackbaud, Inc.^	4,667,976
49,840	Bottomline Technologies, Inc.*^	1,178,716
28,297	Ebix, Inc.^	1,733,191
12,136	MicroStrategy, Inc., Class A*^	2,279,141
54,674	Monotype Imaging Holdings, Inc.^	1,098,947
63,377	Progress Software Corp.^	1,841,102
38,677	Qualys, Inc.*^	1,465,858
56,029	Synchronoss Technologies, Inc.*^	1,367,108
154,872	TiVo Corp.	2,903,850
41,711	VASCO Data Security International, Inc.*^	563,099

		20,906,525

Specialty Retail (4.1%):
88,887	Abercrombie & Fitch Co., Class A^	1,060,422
24,595	Asbury Automotive Group, Inc.*	1,478,160
212,527	Ascena Retail Group, Inc.*^	905,365
53,672	Barnes & Noble Education, Inc.*^	514,714
75,086	Barnes & Noble, Inc.^	694,546
25,684	Big 5 Sporting Goods Corp.^	387,828
55,944	Caleres, Inc.^	1,478,040
33,131	Cato Corp., Class A^	727,557
23,256	Children’s Place Retail Stores, Inc. (The)^	2,791,883
87,205	DSW, Inc., Class A	1,803,399
104,062	Express, Inc.*^	948,005
54,145	Finish Line, Inc. (The), Class A^	770,483
70,790	Five Below, Inc.*^	3,065,915
50,743	Francesca’s Holdings Corp.*^	778,905
25,985	Genesco, Inc.*^	1,440,868
25,821	Group 1 Automotive, Inc.^	1,912,820
81,521	Guess?, Inc.^	908,959
26,475	Haverty Furniture Cos., Inc.	644,666
29,383	Hibbett Sports, Inc.*^	866,799
22,289	Kirkland’s, Inc.*	276,384
30,816	Lithia Motors, Inc., Class A^	2,639,390
38,363	Lumber Liquidators Holdings, Inc.*^	805,239
32,567	MarineMax, Inc.*^	705,076
41,938	Monro Muffler Brake, Inc.^	2,184,970
72,421	Rent-A-Center, Inc.^	642,374
50,022	RH*^	2,314,018
56,370	Select Comfort Corp.*^	1,397,412
18,602	Shoe Carnival, Inc.^	457,051
35,540	Sonic Automotive, Inc., Class A	712,577
33,214	Stein Mart, Inc.^	99,974
64,140	Tailored Brands, Inc.^	958,252
38,057	The Buckle, Inc.^	707,860
44,296	The Tile Shop Holdings, Inc.^	852,698
32,634	Vitamin Shoppe, Inc.*^	657,575

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
24,683	Zumiez, Inc.*^	$451,699

		39,041,883

Technology Hardware, Storage & Peripherals (0.6%):
52,062	Cray, Inc.*^	1,140,158
59,869	Electronics for Imaging, Inc.*^	2,923,403
49,592	Super Micro Computer, Inc.*^	1,257,157

		5,320,718

Textiles, Apparel & Luxury Goods (1.3%):
100,485	Crocs, Inc.*^	710,429
56,017	Fossil Group, Inc.*^	977,497
57,377	G-III Apparel Group, Ltd.*^	1,255,983
71,907	Iconix Brand Group, Inc.*^	540,741
21,443	Movado Group, Inc.^	535,003
19,785	Oxford Industries, Inc.^	1,132,889
17,386	Perry Ellis International, Inc.*^	373,451
69,559	Steven Madden, Ltd.*^	2,681,499
21,084	Unifi, Inc.*	598,575
21,308	Vera Bradley, Inc.*^	198,377
124,495	Wolverine World Wide, Inc.^	3,108,640

		12,113,084

Thrifts & Mortgage Finance (1.8%):
117,509	Astoria Financial Corp.^	2,410,109
57,050	Bank Mutual Corp.	536,270
74,812	BofI Holding, Inc.*^	1,954,838
41,627	Dime Community Bancshares	845,028
33,680	HomeStreet, Inc.*^	941,356
9,489	LendingTree, Inc.*^	1,189,446
58,979	Northfield Bancorp, Inc.^	1,062,802
131,599	Northwest Bancshares, Inc.^	2,216,127
51,748	Oritani Financial Corp.^	879,716
78,061	Provident Financial Services, Inc.	2,017,877
126,036	TrustCo Bank Corp.	989,383
36,068	Wawlker & Dunlop, Inc.*	1,503,675

		16,546,627

Tobacco (0.2%):
32,731	Universal Corp.^	2,315,718

Trading Companies & Distributors (0.7%):
50,117	Applied Industrial Technologies, Inc.^	3,099,736
21,008	Dxp Enterprises, Inc.*	795,573
35,297	Kaman Corp., Class A^	1,698,845
14,873	Veritiv Corp.*	770,421

		6,364,575

Water Utilities (0.5%):
47,486	American States Water Co.^	2,103,630
62,314	California Water Service Group^	2,233,957

		4,337,587

Wireless Telecommunication Services (0.1%):
28,579	Spok Holdings, Inc.	543,001

Total Common Stocks (Cost $742,463,566)		918,558,258

Rights (0.0%):
Biotechnology (0.0%):
25,050	Dyax Corp. CVR, Expires on 12/31/19*(a)(b)	27,806
10,537	Gerber Scientific, Inc.*(a)(b)	—

		27,806

Total Rights (Cost $–)		27,806

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (27.3%):
$256,045,159	AZL Small Cap Stock Index Fund Securities Lending Collateral Account(c)	$256,045,159

Total Securities Held as Collateral for Securities on Loan (Cost $256,045,159)		256,045,159

Unaffiliated Investment Company (1.5%):
13,682,269	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(d)	13,682,269

Total Unaffiliated Investment Company (Cost $13,682,269)		13,682,269

Total Investment Securities (Cost $1,012,190,994)(e) - 126.5%		1,188,313,492
Net other assets (liabilities) - (26.5)%		(249,114,931)

Net Assets - 100.0%		$939,198,561

Percentages indicated are based on net assets as of March 31, 2017.

CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $249,028,661.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.00% of the net assets of the Fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(d)	The rate represents the effective yield at March 31, 2017.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round less than $1.

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Futures Contracts

Cash of $1,006,600 has been segregated to cover margin requirements for the following open contracts as of March 31, 2017:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index June Futures	Long	6/16/17	302	$20,904,440	$159,739

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (60.0%):
Aerospace & Defense (0.5%):
27,200	Boeing Co. (The)(a)	$4,810,592

Auto Components (0.6%):
92,308	Adient plc	6,708,022

Banks (1.3%):
30,600	PNC Financial Services Group, Inc.	3,679,344
180,800	Wells Fargo & Co.	10,063,328

		13,742,672

Beverages (2.2%):
144,830	Dr Pepper Snapple Group, Inc.	14,181,754
79,333	PepsiCo, Inc.	8,874,189

		23,055,943

Biotechnology (0.5%):
17,125	Biogen Idec, Inc.*	4,682,318
1,855	Bioverativ, Inc.*	101,023

		4,783,341

Building Products (1.0%):
248,987	Johnson Controls International plc	10,487,332

Capital Markets (2.5%):
444,734	Bank of New York Mellon Corp. (The)	21,004,787
68,749	State Street Corp.	5,473,108

		26,477,895

Containers & Packaging (0.3%):
47,402	Ball Corp.^	3,520,073

Electric Utilities (2.2%):
342,062	PG&E Corp.	22,699,234

Equity Real Estate Investment Trusts (1.1%):
40,749	American Tower Corp.^	4,952,633
56,482	SBA Communications Corp.*	6,798,739

		11,751,372

Food & Staples Retailing (1.2%):
53,900	CVS Health Corp.^	4,231,150
95,385	Walgreens Boots Alliance, Inc.	7,921,724

		12,152,874

Food Products (1.8%):
72,996	Kraft Heinz Co. (The)	6,628,767
213,259	Mondelez International, Inc., Class A	9,187,198
46,671	Tyson Foods, Inc., Class A	2,880,067

		18,696,032

Health Care Equipment & Supplies (4.7%):
402,567	Abbott Laboratories	17,878,001
89,939	Becton, Dickinson & Co.	16,498,410
187,712	Danaher Corp.	16,055,007

		50,431,418

Health Care Providers & Services (4.1%):
70,354	Aetna, Inc.	8,973,653
44,754	Anthem, Inc.	7,401,417
58,486	Cigna Corp.	8,567,614
29,563	Humana, Inc.^	6,094,117
71,800	UnitedHealth Group, Inc.	11,775,917

		42,812,718

Hotels, Restaurants & Leisure (2.0%):
293,200	Aramark Holdings Corp.^	10,810,284
164,245	Yum! Brands, Inc.	10,495,256

		21,305,540

Industrial Conglomerates (0.7%):
34,354	Roper Industries, Inc.^	7,093,757

Insurance (3.2%):
368,219	Marsh & McLennan Cos., Inc.	27,207,702
48,201	Willis Towers Watson plc	6,309,029

		33,516,731

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail (1.8%):
21,332	Amazon.com, Inc.*	$18,911,671

Internet Software & Services (2.0%):
2,500	Alphabet, Inc., Class A*	2,119,500
23,300	Alphabet, Inc., Class C*	19,328,748

		21,448,248

IT Services (5.5%):
51,800	Fidelity National Information Services, Inc.	4,124,316
199,550	Fiserv, Inc.*	23,010,111
83,085	MasterCard, Inc., Class A(a)	9,344,570
246,000	Visa, Inc., Class A	21,862,020

		58,341,017

Life Sciences Tools & Services (2.9%):
254,515	PerkinElmer, Inc.	14,777,141
98,451	Thermo Fisher Scientific, Inc.	15,122,074

		29,899,215

Machinery (1.0%):
82,867	Fortive Corp.	4,990,251
400	IDEX Corp.	37,404
75,766	Pentair plc^	4,756,589

		9,784,244

Media (0.5%):
145,530	Liberty Global plc, Series C*	5,099,371

Multi-Utilities (0.3%):
25,700	DTE Energy Co.^	2,624,227

Oil, Gas & Consumable Fuels (1.7%):
309,400	Canadian Natural Resources, Ltd.	10,145,226
135,820	Total SA	6,860,845

		17,006,071

Paper & Forest Products (0.0%):
488,000	Sino-Forest Corp.#*(b)(c)	—

Pharmaceuticals (2.1%):
133,960	GlaxoSmithKline plc	2,786,148
65,900	Perrigo Co. plc^	4,375,101
273,038	Zoetis, Inc.^(a)	14,572,038

		21,733,287

Professional Services (1.0%):
19,400	Equifax, Inc.^	2,652,756
87,063	IHS Markit, Ltd.*	3,652,293
238,978	Reed Elsevier plc	4,686,127

		10,991,176

Software (2.5%):
46,198	Intuit, Inc.	5,358,506
316,000	Microsoft Corp.	20,811,760

		26,170,266

Specialty Retail (4.5%):
12,151	AutoZone, Inc.*^	8,785,781
77,494	Home Depot, Inc. (The)	11,378,444
158,300	Lowe’s Cos., Inc.	13,013,843
55,791	O’Reilly Automotive, Inc.*^	15,054,643

		48,232,711

Technology Hardware, Storage & Peripherals (0.6%):
41,800	Apple, Inc.	6,004,988

Tobacco (3.7%):
102,536	Altria Group, Inc.	7,323,121
121,780	British American Tobacco plc	8,071,451
205,100	Philip Morris International, Inc.^	23,155,790

		38,550,362

Total Common Stocks (Cost $529,885,740)		628,842,400

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Shares		Fair Value
Preferred Stocks (0.6%):
Banks (0.1%):
17,950	U.S. Bancorp, Series G, 0.96%^	$448,750
7,099	U.S. Bancorp, Series F, 0.91%^	203,457

		652,207

Capital Markets (0.2%):
55,900	Charles Schwab Corp. (The), Series C, 6.00%	1,491,412
3,600	Charles Schwab Corp. (The), 5.95%^	94,824
14,400	State Street Corp., 4.71%^	379,152
15,100	State Street Corp., 5.72%	396,224

		2,361,612

Electric Utilities (0.3%):
107,700	SCE Trust IV, Series J, 5.37%	2,902,515
18,000	SCE Trust V, Series K, 5.45%^	487,440

		3,389,955

Total Preferred Stocks (Cost $6,045,395)		6,403,774

Convertible Preferred Stocks (1.3%):
Banks (0.2%):
1,765	Wells Fargo & Co., Series L, Class A, 7.50%	2,186,394

Electric Utilities (0.2%):
38,515	Nextra Energy, Inc., 6.12%	1,964,265

Equity Real Estate Investment Trusts (0.5%):
48,171	American Tower Corp., 5.50%^	5,380,701

Multi-Utilities (0.4%):
74,139	DTE Energy Co., 6.50%	3,939,746

Total Convertible Preferred Stocks (Cost $12,579,943)		13,471,106

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.2%):
272,440	DB Master Finance LLC, Class A2I, Series 2015-1A, 3.26%, 2/20/45, Callable 2/20/19 @ 100(d)	273,871

950,225	Taco Bell Funding LLC, Class A2I, Series 16-1A, 3.83%, 5/25/46, Callable 8/25/23 @ 100(d)(e)	963,257

677,680	Wendys Funding LLC, Class A2I, Series 2015-1A, 3.37%, 6/15/45, Callable 6/15/21 @ 100(d)	680,827

Total Asset Backed Securities (Cost $1,900,345)		1,917,955

Bank Loans (1.7%):
Food Products (0.3%):
$445,000	Chobani LLC, 0.00%, 10/7/23, Callable 5/6/17 @ 101(c)(e)	446,113
2,100,000	Chobani LLC, 0.00%, 12/29/49(e)	2,097,375
66,285	DE Master Blenders, 4.25%, 7/2/21	71,212
1,548,651	DE Master Blenders, 2.50%, 7/2/22(e)	1,558,330

		4,173,030

Health Care Providers & Services (0.2%):
1,872,120	DaVita Healthcare Partners, Inc., 3.50%, 6/24/21, Callable 5/6/17 @ 100(e)	1,892,020

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Bank Loans, continued
Health Care Technology (0.3%):
$2,635,000	Change Healthcare Holdings LLC, 2.75%, 2/3/24(e)	$2,638,294

Insurance (0.5%):
5,786,911	Hub International, Ltd., 4.25%, 10/2/20, Callable 5/6/17 @ 100(e)	5,815,035

Machinery (0.2%):
1,798,077	Manitowoc Foodservice, Inc., 3.00%, 3/3/23, Callable 5/6/17 @ 100(e)	1,813,810

Media (0.2%):
491,094	Charter Communications Operating LLC, 2.00%, 7/1/20, Callable 5/6/17 @ 100(e)	492,076
640,051	Charter Communications Operating LLC, 2.00%, 1/3/21(e)	641,472
436,364	Kasima LLC, 2.50%, 5/17/21, Callable 5/6/17 @ 100(e)	438,956

		1,572,504

Multiline Retail (0.0%):
100,000	Dollar Tree, Inc., 4.25%, 7/6/22(e)	100,750

Pharmaceuticals (0.0%):
135,000	Prestige Brands, Inc., 0.00%, 1/20/24(e)	136,125

Total Bank Loans (Cost $17,875,887)		18,141,568

Corporate Bonds (19.9%):
Aerospace & Defense (0.0%):
145,000	Moog, Inc., 5.25%, 12/1/22, Callable 12/1/17 @ 103.94(d)	148,625

Airlines (0.0%):
345,680	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	376,791

Banks (0.5%):
2,410,000	JPMorgan Chase & Co., Series Z, 5.30%, 12/31/49, Callable 5/1/20 @ 100(e)	2,497,363
2,145,000	PNC Financial Services, Series S, 5.00%, 12/31/49, Callable 11/1/26 @ 100^(e)	2,134,275
875,000	US BanCorp, 5.30%, 12/31/49, Callable 4/15/27 @ 100(e)	891,406

		5,523,044

Beverages (0.3%):
720,000	Anheuser-Busch InBev NV, 1.90%, 2/1/19	721,044
440,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	443,309
930,000	Anheuser-Busch InBev NV, 2.29%, 2/1/21(e)	957,985
625,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	636,132
465,000	PepsiCo, Inc., 1.25%, 4/30/18	464,744

		3,223,214

Building Products (0.0%):
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	275,188

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets (0.6%):
$1,865,000	Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49, Callable 6/20/20 @ 100^(e)	$1,923,863
1,060,000	Bank of New York Mellon Corp. (The), 4.62%, 12/29/49, Callable 9/20/26 @ 100(e)	1,017,600
970,000	MSCI, Inc., 5.25%, 11/15/24, Callable 11/15/19 @ 102.63(d)	1,020,925
810,000	MSCI, Inc., 5.75%, 8/15/25, Callable 8/15/20 @ 102.88(d)	860,625
1,355,000	State Street Corp., Series F, 5.25%, 12/31/49, Callable 9/15/20 @ 100(e)	1,419,363

		6,242,376

Chemicals (0.1%):
650,000	Cytec Industries, Inc., 3.95%, 5/1/25, Callable 2/1/25 @ 100	653,677
570,000	Ecolab, Inc., 2.00%, 1/14/19^	573,813

		1,227,490

Communications Equipment (0.0%):
260,000	Harris Corp., 2.00%, 4/27/18	260,340

Consumer Finance (0.9%):
610,000	American Honda Finance Corp., 0.95%, 5/5/17	609,838
360,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17^	366,566
1,150,000	Ford Motor Credit Co. LLC, 1.63%, 9/8/17(e)	1,150,777
700,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	699,991
1,435,000	Ford Motor Credit Co. LLC, 1.67%, 12/6/17(e)	1,436,032
835,000	Ford Motor Credit Co. LLC, 2.15%, 1/9/18	837,122
1,165,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	1,203,648
1,420,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19^	1,424,960
1,865,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	1,875,098

		9,604,032

Containers & Packaging (0.5%):
3,225,000	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 5/8/17 @ 102.88	3,317,751
233,329	Beverage Packaging Holdings Luxemberg, 6.87%, 2/15/21, Callable 5/8/17 @ 102.29(e)	239,745
1,560,000	Reynolds Group Issuer, Inc., 4.52%, 7/15/21, Callable 7/15/17 @ 102(d)(e)	1,596,083
105,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56(d)	107,888

		5,261,467

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Consumer Services (0.1%):
$937,000	Service Corp. International, 5.38%, 5/15/24, Callable 5/15/19 @ 102.69	$974,808

Diversified Financial Services (0.0%):
225,000	National Rural Utilities Cooperative Finance Corp., 0.95%, 4/24/17	224,979

Diversified Telecommunication Services (0.5%):
970,000	Level 3 Communications, Inc., 5.38%, 8/15/22, Callable 8/15/17 @ 102.69	1,002,738
1,310,000	Level 3 Financing, Inc., 5.63%, 2/1/23, Callable 2/1/18 @ 102.81^	1,355,849
1,225,000	Verizon Communications, 3.13%, 3/16/22	1,231,591
1,225,000	Verizon Communications, 2.14%, 3/16/22^(e)	1,236,143

		4,826,321

Electric Utilities (0.6%):
1,225,000	Edison International, 2.13%, 4/15/20	1,226,406
1,240,000	Pacific Gas & Electric, 3.30%, 3/15/27, Callable 12/15/26 @ 100	1,246,487
15,575	SCE Trust I, 0.89%, 12/31/49, Perpetual Bond^	393,113
2,130	SCE Trust II, 0.82%, 12/31/49, Perpetual Bond	52,718
23,272	SCE Trust III, Series H, 0.85%, 12/31/49, Perpetual Bond^	632,998
1,140,000	Southern Co., 1.55%, 7/1/18^	1,135,629
610,000	Southern Co., 1.85%, 7/1/19	606,683
365,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100	362,976
855,000	Virginia Electric & Power Co., Series A, 3.50%, 3/15/27, Callable 12/15/26 @ 100^	872,579

		6,529,589

Electronic Equipment, Instruments & Components (0.1%):
260,000	Amphenol Corp., 1.55%, 9/15/17	260,008
750,000	Amphenol Corp., 2.20%, 4/1/20	749,528
375,000	Amphenol Corp., 3.20%, 4/1/24, Callable 2/1/24 @ 100	375,511

		1,385,047

Equity Real Estate Investment Trusts (2.1%):
1,420,000	American Tower Corp., 3.30%, 2/15/21, Callable 1/15/21 @ 100	1,439,933
2,530,000	Crown Castle International Corp., 4.88%, 4/15/22	2,721,508
3,895,000	Crown Castle International Corp., 5.25%, 1/15/23	4,250,371
2,335,000	Iron Mountain, Inc., 6.00%, 10/1/20, Callable 10/1/17 @ 103(d)	2,445,913
815,000	Iron Mountain, Inc., 4.38%, 6/1/21, Callable 6/1/18 @ 102.19(d)	837,413
325,000	Iron Mountain, Inc., 6.00%, 8/15/23, Callable 8/15/18 @ 103	342,063

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$1,773,000	Iron Mountain, Inc., 5.75%, 8/15/24, Callable 8/15/17 @ 102.88^	$1,808,460
3,270,000	SBA Communications Corp., 4.88%, 7/15/22, Callable 7/15/17 @ 103.66	3,319,050
4,175,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 9/1/19 @ 103.66(d)	4,121,977

		21,286,688

Food & Staples Retailing (0.1%):
340,000	Kroger Co. (The), 2.00%, 1/15/19	340,649
365,000	Rite Aid Corp., 6.75%, 6/15/21, Callable 5/8/17 @ 105.06^	366,597
745,000	Walgreends Boots Allaince, 1.75%, 5/30/18	745,906

		1,453,152

Food Products (0.1%):
645,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 5/8/17 @ 103.47	649,837
145,000	TreeHouse Foods, Inc., 6.00%, 2/15/24, Callable 2/15/19 @ 104.5(d)	151,888

		801,725

Gas Utilities (0.1%):
825,000	Southern Calif Gas Co., 3.20%, 6/15/25, Callable 3/15/25 @ 100	837,944

Health Care Equipment & Supplies (0.7%):
1,473,000	Becton, Dickinson & Co., 1.80%, 12/15/17	1,474,099
706,000	Becton, Dickinson & Co., 2.68%, 12/15/19	716,056
3,145,000	Hologic, Inc., 5.25%, 7/15/22, Callable 7/15/18 @ 102.63	3,298,318
1,185,000	Medtronic plc, 1.50%, 3/15/18^	1,185,293
570,000	Medtronic plc, 2.50%, 3/15/20	578,215
270,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	271,350

		7,523,331

Health Care Providers & Services (3.1%):
3,695,000	Centene Corp., 5.63%, 2/15/21, Callable 2/15/18 @ 102.81	3,867,186
1,285,000	Centene Corp., 4.75%, 5/15/22, Callable 5/15/19 @ 102.38	1,320,338
2,102,000	Centene Corp., 6.13%, 2/15/24, Callable 2/15/19 @ 104.59	2,257,023
1,350,000	Centene Corp., 4.75%, 1/15/25, Callable 1/15/20 @ 103.56	1,357,601
6,070,000	DaVita, Inc., 5.75%, 8/15/22, Callable 8/15/17 @ 102.88	6,282,449
2,623,000	Fresenius Medical Care, 5.63%, 7/31/19(d)	2,773,822
1,510,000	Fresenius Medical Care, 5.88%, 1/31/22(d)	1,634,575
305,000	Fresenius Medical Care AG & Co. KGaA, 5.75%, 2/15/21(d)	330,163
2,295,000	HCA, Inc., 8.00%, 10/1/18	2,484,338
900,000	HCA, Inc., 3.75%, 3/15/19	920,250
1,185,000	HCA, Inc., 4.25%, 10/15/19^	1,226,475
5,655,000	HCA, Inc., 6.50%, 2/15/20	6,188,718

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$340,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	$340,003
150,000	Universal Health Services, 3.75%, 8/1/19(d)	151,875
720,000	WellCare Health Plans, Inc., 5.75%, 11/15/20, Callable 4/7/17 @ 102.88	740,880

		31,875,696

Hotels, Restaurants & Leisure (1.6%):
3,085,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75^(d)	3,177,550
1,900,000	Cedar Fair LP, 5.25%, 3/15/21, Callable 5/8/17 @ 102.63	1,947,500
751,000	Cedar Fair, LP / Canada’s Wonderland Co., 5.38%, 6/1/24, Callable 6/1/19 @ 102.69	769,775
360,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24, Callable 9/1/19 @ 102.13(d)	355,500
375,000	KFC HLD/Pizza Hut/Taco, 5.00%, 6/1/24, Callable 6/1/19 @ 103.75(d)	382,969
135,000	McDonald’s Corp., 2.10%, 12/7/18	135,824
4,545,000	Six Flags Entertainment Corp., 5.25%, 1/15/21, Callable 5/1/17 @ 102.63(d)	4,673,168
585,000	Yum! Brands, Inc., 6.25%, 3/15/18	605,715
425,000	Yum! Brands, Inc., 5.30%, 9/15/19	448,375
1,270,000	Yum! Brands, Inc., 3.88%, 11/1/20, Callable 8/1/20 @ 100^	1,298,575
2,425,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 8/1/21 @ 100^	2,449,250
1,065,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100^	1,041,038

		17,285,239

Household Products (0.1%):
750,000	Spectrum Brand, Inc., 6.63%, 11/15/22, Callable 11/15/17 @ 103.31	790,313
350,000	Spectrum Brands, Inc., 6.13%, 12/15/24, Callable 12/15/19 @ 103.06	370,125

		1,160,438

Insurance (0.5%):
595,000	Hub International, Ltd., 9.25%, 2/15/21, Callable 4/13/17 @ 103(d)	613,920
2,835,000	Hub International, Ltd., 7.88%, 10/1/21, Callable 5/8/17 @ 105.91(d)	2,955,487
530,000	Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100^	532,301
530,000	Marsh & McLennan Cos., Inc., 2.75%, 1/30/22, Callable 12/30/21 @ 100^	532,988

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$200,000	Marsh & McLennan Cos., Inc., 3.30%, 3/14/23, Callable 1/14/23 @ 100	$203,719

		4,838,415

Internet & Direct Marketing Retail (0.2%):
1,800,000	Amazon.com, Inc., 2.60%, 12/5/19, Callable 11/5/19 @ 100	1,835,753
475,000	Netflix, Inc., 4.38%, 11/15/26^(d)	466,688

		2,302,441

IT Services (0.4%):
1,190,000	Fiserv, Inc., 2.70%, 6/1/20, Callable 5/1/20 @ 100	1,203,465
200,000	Fiserv, Inc. TL Unsec, 0.00%, 10/25/18(c)(e)	200,000
3,125,000	Visa, Inc., 1.20%, 12/14/17	3,122,072

		4,525,537

Machinery (0.3%):
595,000	Caterpillar Financial Services Corp., Series G, 1.25%, 11/6/17^	594,803
695,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19, MTN	700,414
1,060,000	CNH Industrial Capital LLC, 3.63%, 4/15/18^	1,071,924
465,000	CNH Industrial Capital LLC, 3.88%, 7/16/18	473,138
105,000	Fortive Corp., 1.80%, 6/15/19(d)	104,347
125,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13^	144,063
200,000	Xylem, Inc., 3.25%, 11/1/26, Callable 8/1/26 @ 100	197,492

		3,286,181

Media (1.8%):
450,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(d)	464,063
275,000	CCO Holdings LLC, 5.25%, 3/15/21, Callable 5/8/17 @ 102.63	282,563
2,035,000	CCO Holdings LLC, 5.25%, 9/30/22, Callable 9/30/17 @ 102.63	2,111,312
1,525,000	CCO Holdings LLC, 5.13%, 2/15/23, Callable 2/15/18 @ 102.56	1,566,938
350,000	CCO Holdings LLC, 5.13%, 5/1/23, Callable 5/1/18 @ 103.84(d)	360,500
970,000	CCO Holdings LLC, 5.75%, 9/1/23, Callable 3/1/18 @ 102.88	1,008,800
875,000	CCO Holdings LLC, 5.75%, 1/15/24, Callable 7/15/18 @ 102.88	910,000
810,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 4/1/19 @ 104.41(d)	854,550
2,190,000	Cequel Communications Holdings I LLC, 6.38%, 9/15/20, Callable 5/8/17 @ 103.19(d)	2,255,699
720,000	Charter Communications Operating LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100	740,619
55,000	COX Communications, Inc., 6.25%, 6/1/18(d)	57,564
1,450,000	Dish DBS Corp., 4.63%, 7/15/17	1,459,063
160,000	Dish DBS Corp., 4.25%, 4/1/18	162,651

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$395,000	Lamar Media Corp., 5.88%, 2/1/22, Callable 5/8/17 @ 102.94	$408,154
85,000	Sirius XM Radio, Inc., 4.25%, 5/15/20, Callable 5/8/17 @ 102.13(d)	85,744
810,000	Sirius XM Radio, Inc., 5.75%, 8/1/21, Callable 5/8/17 @ 104.31(d)	841,590
1,850,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103(d)	1,981,812
1,385,000	Time Warner Cable LLC, 6.75%, 7/1/18	1,464,543
465,000	Time Warner Cable, Inc., 5.85%, 5/1/17	466,428

		17,482,593

Multiline Retail (0.2%):
1,800,000	Dollar Tree, Inc., 5.75%, 3/1/23, Callable 3/1/18 @ 104.31	1,917,000

Multi-Utilities (0.4%):
1,020,000	Berkshire Hathaway Energy Co., 2.40%, 2/1/20, Callable 1/1/20 @ 100	1,027,629
325,000	CMS Energy Corp., 8.75%, 6/15/19	371,100
150,000	Dominion Resources, Inc., 2.96%, 7/1/19(e)	152,131
2,625,000	DTE Energy Co., 3.80%, 3/15/27, Callable 12/15/26 @ 100	2,661,996

		4,212,856

Oil, Gas & Consumable Fuels (1.3%):
1,390,000	Chevron Corp., 1.37%, 3/2/18	1,389,197
1,005,000	Concho Resources, Inc., 5.50%, 10/1/22, Callable 10/1/17 @ 102.75	1,038,919
2,965,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 102.75	3,068,774
350,000	Diamondback Energy, Inc., 4.75%, 11/1/24, Callable 11/1/19 @ 103.56(d)	352,065
150,000	EQT Corp., 6.50%, 4/1/18	156,563
305,000	EQT Corp., 8.13%, 6/1/19	340,527
860,000	Matador Resources Co., 6.88%, 4/15/23, Callable 4/15/18 @ 105.16	898,700
1,005,000	Range Resources Corp., 5.75%, 6/1/21, Callable 3/1/21 @ 100(d)	1,030,125
630,000	Range Resources Corp., 5.00%, 8/15/22, Callable 5/15/22 @ 100(d)	623,700
1,255,000	Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100^(d)	1,236,175
990,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100^	947,925
395,000	Targa Resources Partners LP, 4.13%, 11/15/19, Callable 5/8/17 @ 102.06^	401,419

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$755,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 11/1/17 @ 102.63	$771,988
1,510,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/15/18 @ 102.13	1,476,024

		13,732,101

Pharmaceuticals (0.4%):
705,000	Eli Lilly & Co., 1.25%, 3/1/18	704,175
505,000	Johnson & Johnson, 1.13%, 11/21/17^	504,458
2,672,000	Pfizer, Inc., 1.20%, 6/1/18^	2,668,628

		3,877,261

Real Estate Management & Development (0.1%):
790,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 102.5	821,715

Road & Rail (0.1%):
860,000	Burlington North Santa Fe, 3.25%, 6/15/27, Callable 3/15/27 @ 100	866,414

Software (0.9%):
9,250,000	Microsoft Corp., 3.30%, 2/6/27, Callable 11/6/26 @ 100^	9,391,960

Specialty Retail (0.6%):
130,000	AutoZone, Inc., 1.63%, 4/21/19	128,707
540,000	AutoZone, Inc., 2.50%, 4/15/21, Callable 3/15/21 @ 100	534,935
2,055,000	L Brands, Inc., 8.50%, 6/15/19	2,291,325
395,000	L Brands, Inc., 7.00%, 5/1/20	433,513
2,640,000	L Brands, Inc., 6.63%, 4/1/21	2,880,503

		6,268,983

Tobacco (0.3%):
1,000,000	Philip Morris International, Inc., 2.00%, 2/21/20	997,505
660,000	Philip Morris International, Inc., 1.47%, 2/21/20(e)	663,060
1,230,000	Philip Morris International, Inc., 2.63%, 2/18/22, Callable 1/18/22 @ 100	1,229,170

		2,889,735

Wireless Telecommunication Services (0.3%):
3,275,000	T-Mobile USA, Inc., 6.54%, 4/28/20, Callable 4/28/17 @ 101.64	3,340,500

Total Corporate Bonds (Cost $205,821,005)		208,061,216

Foreign Bond (0.1%):
Diversified Telecommunication Services (0.1%):
1,365,000	UPC Holding BV, 6.38%, 9/15/22, Callable 9/15/17 @ 103.19+(d)	1,529,198

Total Foreign Bond (Cost $1,545,676)		1,529,198

Yankee Dollars (2.4%):
Diversified Telecommunication Services (0.4%):
1,255,000	Virgin Media Communications, Ltd., 6.00%, 10/15/24, Callable 10/15/19 @ 103(d)	1,300,493

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Telecommunication Services, continued
$810,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(d)	$814,050
2,190,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(d)	2,189,781

		4,304,324

Health Care Equipment & Supplies (0.2%):
1,225,000	Medtronic Global Holdings, 1.70%, 3/28/19	1,224,673
715,000	Medtronic Global Holdings, 3.35%, 4/1/27, Callable 1/1/27 @ 100	720,083

		1,944,756

Insurance (0.1%):
735,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	753,390

Media (0.6%):
4,770,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75(d)	4,960,275
1,690,000	Unitymedia Kabelbw GMBH, 6.13%, 1/15/25, Callable 1/15/20 @ 103.06(d)	1,778,725

		6,739,000

Oil, Gas & Consumable Fuels (0.2%):
260,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	259,946
1,650,000	Shell International Finance BV, 1.48%, 5/11/20^(e)	1,660,464

		1,920,410

Pharmaceuticals (0.1%):
790,000	Grifols Worldwide OP, Ltd., 5.25%, 4/1/22, Callable 4/19/17 @ 103.94	820,020

Professional Services (0.2%):
1,580,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(d)	1,655,050

Semiconductors & Semiconductor Equipment (0.6%):
6,555,000	NXP Funding BV/NXP Funding LLC, 3.75%, 6/1/18^(d)	6,686,101
200,000	NXP Funding BV/NXP Funding LLC, 4.13%, 6/15/20(d)	207,750

		6,893,851

Total Yankee Dollars (Cost $24,717,866)		25,030,801

Securities Held as Collateral for Securities on Loan (7.1%):
$74,433,073	AZL T. Rowe Price Capital Appreciation Fund Securities Lending Collateral Account(f)	74,433,073

Total Securities Held as Collateral for Securities on Loan (Cost $74,433,073)		74,433,073

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (14.8%):
155,506,472	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.50%(g)	$155,506,472

Total Unaffiliated Investment Company (Cost $155,506,472)		155,506,472

Total Investment Securities (Cost $1,030,311,402)(h) - 108.1%		1,133,337,563
Net other assets (liabilities) - (8.1)%		(85,636,574)

Net Assets - 100.0%		$1,047,700,989

Percentages indicated are based on net assets as of March 31, 2017.

MTN	-	Medium Term Note

#	Security issued in connection with a pending litigation settlement.
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $71,785,016.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	All or a portion of this security has been pledged as collateral for open derivative positions.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represent 0.00% of the net assets of the fund.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2017. The total of all such securities represent 0.00% of the net assets of the fund.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(e)	Variable rate security. The rate presented represents the rate in effect at March 31, 2017. The date presented represents the final maturity date.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(g)	The rate represents the effective yield at March 31, 2017.
(h)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2017 (Unaudited)

Option Contracts

Over-the-counter options written as of March 31, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Alphabet, Inc.	Citibank	Call	840.00	USD	1/19/18	5	$(27,176)
Alphabet, Inc.	Citibank	Call	860.00	USD	1/19/18	5	(22,248)
Alphabet, Inc.	Citibank	Call	880.00	USD	1/19/18	28	(100,595)
Alphabet, Inc.	Deutsche Bank	Call	900.00	USD	1/19/18	47	(134,653)
Alphabet, Inc.	Deutsche Bank/Citibank	Call	920.00	USD	1/19/18	13/39	(117,540)
Alphabet, Inc.	Deutsche Bank/Citibank	Call	940.00	USD	1/19/18	12/40	(91,907)
Amazon.Com, Inc.	Deutsche Bank	Call	950.00	USD	1/19/18	50	(270,313)
Amazon.Com, Inc.	Citibank	Call	1000.00	USD	1/19/18	29	(108,295)
American Tower Corp.	Citibank	Call	115.00	USD	1/19/18	97	(111,242)
American Tower Corp.	Citibank	Call	120.00	USD	1/19/18	97	(80,175)
Biogen, Inc.	Citibank	Call	350.00	USD	1/19/18	37	(20,737)
CVS Health Corp.	Deutsche Bank	Call	90.00	USD	1/19/18	495	(46,834)
Danaher Corp.	Deutsche Bank	Call	90.00	USD	1/19/18	559	(179,403)
Fidelity National Information	Citibank	Call	85.00	USD	4/21/17	42	(148)
PNC Financial Services Group Inc.	Credit Suisse First Boston	Call	135.00	USD	1/19/18	208	(79,499)
The Boeing Com.	Citibank	Call	175.00	USD	1/19/18	272	(340,218)
UnitedHealth Group, Inc.	Royal Bank of Canada	Call	180.00	USD	1/19/18	255	(118,088)
Visa, Inc.	Citibank	Call	90.00	USD	1/19/18	453	(267,428)
Visa, Inc.	Citibank	Call	95.00	USD	1/19/18	741	(272,438)
Wells Fargo & Co.	Bear Stearns	Call	65.00	USD	1/19/18	459	(42,016)
Zoetis Inc.	Deutsche Bank	Call	60.00	USD	1/19/18	696	(116,412)
Zoetis Inc.	Goldman Sachs	Call	62.50	USD	1/19/18	227	(25,979)

Total (Premiums $2,328,483)							$(2,573,344)

Exchange-traded options written as of March 31, 2017 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
MasterCard, Inc.	Call	120.00	USD	1/19/18	16	$(6,840)
MasterCard, Inc.	Call	125.00	USD	1/19/18	7	(1,866)

Total (Premiums $10,173)						$(8,706)

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies”. The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Global Allocation Fund

•	AZL DFA Emerging Markets Core Equity Fund

•	AZL DFA Five-Year Global Fixed Income Fund

•	AZL DFA International Core Equity Fund

•	AZL DFA U.S. Core Equity Fund

•	AZL DFA U.S. Small Cap Fund

•	AZL Emerging Markets Equity Index Fund

•	AZL Enhanced Bond Index Fund

•	AZL Gateway Fund

•	AZL Global Equity Index Fund

•	AZL Government Money Market Fund

•	AZL International Index Fund

•	AZL MetWest Total Return Bond Fund

•	AZL Mid Cap Index Fund

•	AZL Moderate Index Strategy Fund

•	AZL Morgan Stanley Global Real Estate Fund

•	AZL Pyramis Multi-Strategy Fund

•	AZL Pyramis Total Bond Fund

•	AZL Russell 1000 Growth Index Fund

•	AZL Russell 1000 Value Index Fund

•	AZL S&P 500 Index Fund

•	AZL Small Cap Stock Index Fund

•	AZL T. Rowe Price Capital Appreciation Fund

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Funds only offer their shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

The AZL Moderate Index Strategy Fund is a “fund of funds,” which means that the Fund invest primarily in other mutual funds. Underlying Fund invests in stocks, bonds, and other securities and reflects varying amounts of potential investment risk and reward. The underlying Fund records their investments at fair value. Periodically, the Fund will adjust their asset allocations as they seek to achieve their investment objectives.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in the commodity-related instruments.

As of March 31, 2017, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $14,640,619 representing 3.55% of the AZL BlackRock Global Allocation Fund’s net assets. The AZL BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The Funds record an investment when the borrower withdraws money and records the interest as earned.

Repurchase Agreements

The AZL Government Money Market Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board of Trustees (“Trustees”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Structured Notes

The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity which may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

market when the delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received. When the Funds agree to purchase securities on a when-issued basis, the Funds will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds own or have an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sell a borrowed security and have a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments. All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Funds (except AZL Emerging Markets Equity Index Fund and AZL Government Money Market Fund) may lend up to 33 1/3% of their assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of the securities is at all times required to post collateral to the Funds in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Funds bear all of the gains and losses on such investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Funds. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at March 31, 2017, are presented on the Funds’ Schedules.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Funds managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Funds pay the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%.

TBA Purchase and Sale Commitments

Certain Funds may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Funds maintain liquid assets sufficient to settle their TBA commitments.

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NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

To mitigate counterparty risk, certain Funds will enter into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Funds’ risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of March 31, 2017, no collateral had been posted by the Funds to counterparties for TBAs.

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedules, as applicable. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended March 31, 2017, certain Funds entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency or as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

The Funds (except for AZL Moderate Index Strategy Fund and AZL Government Money Market Fund) may enter into futures contracts, and do so to provide equity or market exposure on the Funds’ cash balances. The AZL BlackRock Global Allocation Fund may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL BlackRock Global Allocation Fund, the AZL Gateway Fund and AZL T. Rowe Price Capital Appreciation Fund may purchase or write put and call options on a security or an index of securities.

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes and options on stocks involve elements of equity price risk.

Purchased Options Contracts—The Funds pay a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of the underlying assets and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

During the period ended March 31, 2017, the AZL BlackRock Global Allocation Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of option written, to generate gains from options premiums. During the period ended March 31, 2017, the AZL Gateway Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums. During the period ended March 31, 2017, the AZL T. Rowe Price Capital Appreciation Fund wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and to generate gains from option premiums.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

The AZL BlackRock Global Allocation Fund had the following transactions in purchased call and put options during the period ended March 31, 2017:

	Number of	Notional
	Contracts	Amount(a)	Cost
Options outstanding at December 31, 2016	1,007,521	1,147,383	$1,958,948
Options purchased	705,283	13,357,700	2,001,360
Options exercised	—	—	—
Options expired	(201,407)	—	(254,257)
Options closed	(492,091)	(80,287)	(1,183,448)

Options outstanding at March 31, 2017	1,019,306	14,424,796	$2,522,603

(a)	Includes swaptions and currency options, as applicable.

The AZL BlackRock Global Allocation Fund had the following transactions in written call and put options during the period ended March 31, 2017:

	Number of	Notional	Premiums
	Contracts	Amount(a)	Received
Options outstanding at December 31, 2016	(154,919)	(305,789)	$(902,304)
Options written	(459,582)	(4,356,800)	(949,060)
Options exercised	—	—	—
Options expired	100,159	25,397	158,024
Options closed	249,677	258,091	618,584

Options outstanding at March 31, 2017	(264,665)	(4,379,101)	$(1,074,756)

(a)	Includes swaptions and currency options, as applicable.

The AZL Gateway Fund had the following transactions in purchased call and put options during the period ended March 31, 2017:

	Number of
	Contracts	Cost
Options outstanding at December 31, 2016	773	$1,109,843
Options purchased	1,261	1,930,483
Options exercised	—	—
Options expired	(77)	(246,593)
Options closed	(1,198)	(1,683,585)

Options outstanding at March 31, 2017	759	$1,110,148

The AZL Gateway Fund had the following transactions in written call and put options during the period ended March 31, 2017:

	Number of	Premiums
	Contracts	Received
Options outstanding at December 31, 2016	(773)	$(3,197,616)
Options written	(1,915)	(5,042,659)
Options exercised	—	—
Options expired	77	200,008
Options closed	1,852	5,765,712

Options outstanding at March 31, 2017	(759)	$(2,274,555)

The AZL T. Rowe Price Capital Appreciation Fund had the following transactions in written call and put options during the period ended March 31, 2017:

	Number of	Premiums
	Contracts	Received
Options outstanding at December 31, 2016	(19,633)	$(5,477,360)
Options written	(3,914)	(1,431,432)
Options exercised	—	—
Options expired	—	—
Options closed	18,618	4,570,136

Options outstanding at March 31, 2017	(4,929)	$(2,338,656)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

Swap Agreements

The AZL BlackRock Global Allocation Fund and the AZL Pyramis Multi-Strategy Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Funds may enter into swap agreements to manage their exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Funds’ obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Funds are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy its obligations to the Funds.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Funds bear the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the Schedules. The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Funds, through the Subsidiary in the case of AZL BlackRock Global Allocation Fund, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of March 31, 2017, the AZL BlackRock Global Allocation Fund, AZL Pyramis Multi-Strategy Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of March 31, 2017 the AZL BlackRock Global Allocation Fund entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March 31, 2017, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments. A summary of each Fund’s investments in affiliated investment companies as of March 31, 2017 is as follows:

	Fair Value	Purchases		Proceeds from	Fair Value	Dividend
	12/31/16	at Cost		Sales	3/31/17	Income
AZL Global Equity Index Fund
BlackRock Inc., Class A	$208,536		$—	$(10,207)	$199,809	$1,303
Allianz SE, Registered Shares	331,550			(22,612)	347,659	—

	$540,086	$		$(32,819)	$547,468	$1,303

AZL International Index Fund
Allianz SE, Registered Shares	$10,663,491	$		$(431,792)	$11,499,996	$—

	$10,663,491	$		$(431,792)	$11,499,996	$—

AZL Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$277,668,274		$1,120,573	$—	$280,614,786	$—
AZL International Index Fund, Class 2	107,138,700		—	(4,641,086)	110,751,795	—
AZL Mid Cap Index Fund, Class 2	69,479,826		—	—	68,250,677	—
AZL Small Cap Stock Index Fund, Class 2	37,055,527		—	(1,792,706)	35,587,973	—
AZL S&P 500 Index Fund, Class 2	230,145,977		—	(12,409,331)	231,286,135	—

	$721,488,304		$1,120,573	$(18,843,123)	$726,491,366	$—

AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A	$4,999,535		$—	$(104,153)	$4,936,924	$32,183

	$4,999,535		$—	$(104,153)	$4,936,924	$32,183

AZL S&P 500 Index Fund
BlackRock Inc., Class A	$6,185,678		$—	$(149,572)	$6,089,755	$39,698

	$6,185,678		$—	$(149,572)	$6,089,755	$39,698

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments of the AZL Government Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the far value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset values are calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2017 in valuing the Funds’ investments based upon three levels defined above:

AZL BlackRock Global Allocation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$2,023,260	$—	$2,023,260
Collateralized Mortgage Obligations	—	552,102	—	552,102
Common Stocks
Aerospace & Defense	303,551	4,147,870	—	4,451,421
Airlines	3,611,088	1,416,373	—	5,027,461
Auto Components	178,798	5,440,001	—	5,618,799
Automobiles	544,554	4,573,400	—	5,117,954
Banks	8,594,814	7,810,232	—	16,405,046
Beverages	743,266	2,129,489	—	2,872,755
Biotechnology	2,901,480	1,066,331	—	3,967,811
Building Products	1,038,747	1,077,899	—	2,116,646
Capital Markets	3,181,060	546,759	—	3,727,819
Chemicals	5,627,650	5,742,462	—	11,370,112
Commercial Services & Supplies	—	114,818	—	114,818
Communications Equipment	1,358,862	1,256,200	—	2,615,062
Construction & Engineering	—	1,581,803	—	1,581,803
Construction Materials	—	136,701	—	136,701
Distributors	—	73,683	—	73,683
Diversified Financial Services	2,734,869	101,110	—	2,835,979
Diversified Telecommunication Services	3,279,314	2,579,506	—	5,858,820
Electric Utilities	1,834,151	1,410,448	—	3,244,599
Electrical Equipment	56,678	1,781,913	—	1,838,591
Electronic Equipment, Instruments & Components	546,504	1,796,308	—	2,342,812
Equity Real Estate Investment Trusts	1,339,991	637,764	—	1,977,755
Food & Staples Retailing	1,405,214	55,046	—	1,460,260
Food Products	205,250	6,111,612	—	6,316,862
Gas Utilities	—	1,240,156	—	1,240,156
Health Care Equipment & Supplies	2,684,521	1,399,233	—	4,083,754
Health Care Providers & Services	6,528,773	1,982,656	—	8,511,429
Hotels, Restaurants & Leisure	2,176,292	873,530	—	3,049,822
Household Durables	550,317	847,255	—	1,397,572
Industrial Conglomerates	1,255,333	2,893,442	—	4,148,775
Insurance	4,952,592	3,136,562	—	8,089,154
Internet Software & Services	4,565,498	1,081,368	—	5,646,866
IT Services	3,994,938	994,954	—	4,989,892
Leisure Products	—	85,342	—	85,342
Machinery	107,374	4,643,723	—	4,751,097
Media	6,379,660	905,525	—	7,285,185
Metals & Mining	156,326	261,161	—	417,487
Multi-Utilities	2,676,850	53,400	—	2,730,250
Oil, Gas & Consumable Fuels	12,564,229	5,685,486	—	18,249,715
Personal Products	1,503,320	85,640	—	1,588,960
Pharmaceuticals	5,456,430	5,435,502	—	10,891,932
Professional Services	38,361	522,356	—	560,717
Real Estate Management & Development	836,030	4,633,391	—	5,469,421
Road & Rail	1,302,180	2,558,941	—	3,861,121
Semiconductors & Semiconductor Equipment	1,726,295	1,662,344	—	3,388,639
Software	3,816,876	5,253,648	—	9,070,524
Specialty Retail	4,172,938	447,492	—	4,620,430
Technology Hardware, Storage & Peripherals	4,509,889	109,661	—	4,619,550
Textiles, Apparel & Luxury Goods	1,637,772	1,329,546	—	2,967,318
Tobacco	103,630	282,788	—	386,418
Transportation Infrastructure	—	69,262	—	69,262
Wireless Telecommunication Services	708,818	2,921,614	—	3,630,432
Other Common Stocks+	9,040,305	—	—	9,040,305
Convertible Bonds	—	4,357,699	—	4,357,699
Convertible Preferred Stocks	—	1,365,811	—	1,365,811
Corporate Bonds+
Media	—	696,322	68,318	764,640
Other Corporate Bonds+	—	16,206,746	—	16,206,746
Foreign Bonds+	—	50,400,536	—	50,400,536
Preferred Stocks
Automobiles	—	378,004	—	378,004
Banks	669,698	71,400	—	741,098
Equity Real Estate Investment Trusts	396,520	186,846	—	583,366
Health Care Providers & Services	—	1,242,698	—	1,242,698
Internet Software & Services	—	632,858	—	632,858
Software	—	922,286	—	922,286
Other Preferred Stocks+	1,919,220	—	—	1,919,220
Private Placements	—	239,501	—	239,501
U.S. Treasury Obligations	—	77,344,258	—	77,344,258
Warrant	—	16,386	—	16,386
Yankee Dollars+	—	11,626,892	—	11,626,892
Exchange Traded Fund	13,610,227	—	—	13,610,227
Securities Held as Collateral for Securities on Loan	—	27,361,067	—	27,361,067
Unaffiliated Investment Company	1,789,622	—	—	1,789,622
Purchased Options	—	3,209,805	—	3,209,805
Purchased Swaptions	—	127,955	—	127,955

Total Investment Securities	$141,316,675	$301,946,138	$68,318	$443,331,131

Securities Sold Short	(3,720,183)	—	—	(3,720,183)
Other Financial Instruments:*
Futures Contracts	16,289	—	—	16,289
Written Options	—	(400,837)	—	(400,837)
Written Swaptions	—	(56,194)	—	(56,194)
Forward Currency Contracts	—	(294,438)	—	(294,438)
Centrally Cleared Credit Default Swaps	—	(521)	—	(521)
Over-the-Counter Currency Swaps	—	151,771	—	151,771
Centrally Cleared Interest Rate Swaps	—	(393,811)	—	(393,811)
Over-the-Counter Total Return Swaps	—	393,889	—	393,889

Total Investments	$137,612,781	$301,345,997	$68,318	$439,027,096

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

AZL DFA Emerging Markets Core Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+
Aerospace & Defense	$111,530	$77,944	$—	$189,474
Air Freight & Logistics	—	78,786	—	78,786
Airlines	135,200	322,502	—	457,702
Auto Components	13,238	876,953	—	890,191
Automobiles	164,314	1,182,119	—	1,346,433
Banks	2,143,153	5,426,134	—	7,569,287
Beverages	696,097	264,444	—	960,541
Biotechnology	—	166,346	—	166,346
Building Products	—	179,506	—	179,506
Capital Markets	91,090	738,396	—	829,486
Chemicals	330,490	1,697,287	—	2,027,777
Commercial Services & Supplies	13,106	147,877	—	160,983
Communications Equipment	—	164,027	—	164,027
Construction & Engineering	106,108	772,967	—	879,075
Construction Materials	159,041	727,412	—	886,453
Consumer Finance	21,473	207,911	—	229,384
Containers & Packaging	24,636	91,454	—	116,090
Distributors	—	104,964	—	104,964
Diversified Consumer Services	114,503	21,882	—	136,385
Diversified Financial Services	—	697,475	—	697,475
Diversified Telecommunication Services	568,951	479,514	—	1,048,465
Electric Utilities	749,245	492,880	—	1,242,125
Electrical Equipment	—	404,144	—	404,144
Electronic Equipment, Instruments & Components	397,624	2,417,314	—	2,814,938
Energy Equipment & Services	4,790	112,907	—	117,697
Food & Staples Retailing	380,358	1,014,969	—	1,395,327
Food Products	464,408	1,538,124	—	2,002,532
Gas Utilities	41,599	347,350	—	388,949
Health Care Equipment & Supplies	—	205,148	—	205,148
Health Care Providers & Services	56,288	355,877	—	412,165
Hotels, Restaurants & Leisure	128,965	584,688	—	713,653
Household Durables	117,971	751,612	—	869,583
Household Products	103,007	201,136	—	304,143
Independent Power & Renewable Electricity Producers	152,168	475,565	—	627,733
Industrial Conglomerates	262,707	1,052,536	—	1,315,243
Insurance	153,017	1,614,745	—	1,767,762
Internet & Direct Marketing Retail	131,254	73,135	—	204,389
Internet Software & Services	393,645	1,327,033	—	1,720,678
IT Services	676,180	780,210	—	1,456,390
Leisure Products	—	67,288	—	67,288
Life Sciences Tools & Services	—	10,395	—	10,395
Machinery	56,027	630,058	—	686,085
Marine	—	134,259	—	134,259
Media	305,062	690,798	—	995,860
Metals & Mining	1,322,409	1,297,175	—	2,619,584
Multiline Retail	200,148	359,412	—	559,560
Multi-Utilities	—	73,482	—	73,482
Oil, Gas & Consumable Fuels	889,223	2,790,625	—	3,679,848
Paper & Forest Products	162,904	385,117	—	548,021
Personal Products	37,238	514,593	—	551,831
Pharmaceuticals	114,589	958,855	—	1,073,444
Professional Services	—	30,273	—	30,273
Real Estate Management & Development	194,220	1,969,261	—	2,163,481
Road & Rail	50,867	72,210	—	123,077
Semiconductors & Semiconductor Equipment	2,707,423	1,398,108	—	4,105,531
Software	22,276	245,323	—	267,599
Specialty Retail	32,731	619,282	—	652,013
Technology Hardware, Storage & Peripherals	—	4,760,079	—	4,760,079
Textiles, Apparel & Luxury Goods	41,987	603,040	—	645,027
Thrifts & Mortgage Finance	—	307,810	—	307,810
Tobacco	—	347,554	—	347,554
Trading Companies & Distributors	—	167,073	—	167,073
Transportation Infrastructure	303,821	573,713	—	877,534
Water Utilities	153,432	157,152	—	310,584
Wireless Telecommunication Services	999,897	1,243,396	—	2,243,293
Preferred Stocks+	324,678	—	—	324,678
Rights	2,953	3,355	—	6,308
Securities Held as Collateral for Securities on Loan	—	2,487,837	—	2,487,837
Unaffiliated Investment Company	33,281	—	—	33,281

Total Investment Securities	$16,861,322	$51,072,796	$—	$67,934,118

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

AZL DFA Five-Year Global Fixed Income Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Corporate Bonds+	$—	$200,282,265	$—	$200,282,265
Foreign Bonds+	—	5,372,184	—	5,372,184
Securities Held as Collateral for Securities on Loan	—	31,354,451	—	31,354,451
Yankee Dollars+	—	282,105,632	—	282,105,632
Unaffiliated Investment Company	3,183,977	—	—	3,183,977

Total Investment Securities	$3,183,977	$519,114,532	$—	$522,298,509

AZL DFA International Core Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$632,887	$2,492,912	$—	$3,125,799
Air Freight & Logistics	—	1,361,393	—	1,361,393
Airlines	198,130	622,443	—	820,573
Auto Components	742,284	6,476,813	—	7,219,097
Automobiles	71,237	8,691,473	—	8,762,710
Banks	7,861,456	16,644,781	—	24,506,237
Beverages	687,694	2,746,597	—	3,434,291
Biotechnology	58,189	1,111,425	—	1,169,614
Building Products	—	2,600,462	—	2,600,462
Capital Markets	995,230	5,482,831	—	6,478,061
Chemicals	2,415,979	11,605,635	—	14,021,614
Commercial Services & Supplies	172,179	3,912,084	—	4,084,263
Communications Equipment	133,583	407,837	—	541,420
Construction & Engineering	518,165	5,230,130	—	5,748,295
Construction Materials	488,090	1,607,312	—	2,095,402
Consumer Finance	—	873,374	—	873,374
Containers & Packaging	166,825	1,779,962	—	1,946,787
Distributors	80,465	602,275	—	682,740
Diversified Consumer Services	78,803	358,220	—	437,023
Diversified Financial Services	295,035	1,361,360	—	1,656,395
Diversified Telecommunication Services	1,320,166	4,425,189	—	5,745,355
Electric Utilities	89,220	2,781,624	—	2,870,844
Electrical Equipment	206,050	3,038,400	—	3,244,450
Electronic Equipment, Instruments & Components	145,544	4,609,883	—	4,755,427
Energy Equipment & Services	605,356	1,608,296	—	2,213,652
Equity Real Estate Investment Trusts	—	88,447	—	88,447
Food & Staples Retailing	496,613	5,916,286	—	6,412,899
Food Products	354,126	6,825,092	—	7,179,218
Gas Utilities	128,630	873,412	—	1,002,042
Health Care Equipment & Supplies	104,582	2,586,140	—	2,690,722
Health Care Providers & Services	175,515	1,588,225	—	1,763,740
Health Care Technology	—	191,311	—	191,311
Hotels, Restaurants & Leisure	378,565	4,670,068	—	5,048,633
Household Durables	45,325	4,902,670	—	4,947,995
Household Products	—	736,660	—	736,660
Independent Power & Renewable Electricity Producers	453,592	327,255	—	780,847
Industrial Conglomerates	121,601	2,994,211	—	3,115,812
Insurance	2,316,136	8,129,809	—	10,445,945
Internet & Direct Marketing Retail	—	392,302	—	392,302
Internet Software & Services	—	1,081,460	—	1,081,460
IT Services	105,118	2,616,798	—	2,721,916
Leisure Products	35,450	850,263	—	885,713
Life Sciences Tools & Services	457,016	714,618	—	1,171,634
Machinery	324,798	10,274,821	—	10,599,619
Marine	—	990,140	—	990,140
Media	853,844	4,633,757	—	5,487,601
Metals & Mining	4,953,354	8,634,040	—	13,587,394
Multiline Retail	268,645	1,181,204	—	1,449,849
Multi-Utilities	577,919	1,677,146	—	2,255,065
Oil, Gas & Consumable Fuels	5,743,792	4,957,167	—	10,700,959
Paper & Forest Products	395,083	1,736,553	—	2,131,636
Personal Products	670,976	593,004	—	1,263,980
Pharmaceuticals	1,046,439	6,208,756	—	7,255,195
Professional Services	219,017	3,485,861	—	3,704,878
Real Estate Management & Development	242,210	6,054,470	—	6,296,680
Road & Rail	714,950	3,004,503	—	3,719,453
Semiconductors & Semiconductor Equipment	335,695	2,233,187	—	2,568,882
Software	533,721	2,153,724	—	2,687,445
Specialty Retail	60,436	3,739,591	—	3,800,027
Technology Hardware, Storage & Peripherals	340,550	1,591,329	—	1,931,879
Textiles, Apparel & Luxury Goods	134,153	3,534,743	—	3,668,896
Thrifts & Mortgage Finance	145,703	309,763	—	455,466
Tobacco	617,572	464,086	—	1,081,658
Trading Companies & Distributors	358,334	4,079,956	—	4,438,290
Transportation Infrastructure	146,895	1,652,815	—	1,799,710
Water Utilities	—	421,358	—	421,358
Wireless Telecommunication Services	75,528	2,860,374	—	2,935,902
Preferred Stocks
Automobiles	130,377	783,701	—	914,078
Rights	8,400	42,172	—	50,572
Securities Held as Collateral for Securities on Loan	—	2,021,710	—	2,021,710

Total Investment Securities	$42,033,227	$217,237,669	$—	$259,270,896

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

AZL DFA U.S. Core Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$583,489,371	$—	$—	$583,489,371
Corporate Bond+	—	17,865	—	17,865
Rights	—	21,524	—	21,524
Securities Held as Collateral for Securities on Loan	—	47,224,838	—	47,224,838
Unaffiliated Investment Company	2,650,130	—	—	2,650,130

Total Investment Securities	$586,139,501	$47,264,227	$—	$633,403,728

AZL DFA U.S. Small Cap Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$201,941,138	$—	$—	$201,941,138
Corporate Bond+	—	44,663	—	44,663
Right	—	41,599	—	41,599
Securities Held as Collateral for Securities on Loan	—	35,151,965	—	35,151,965
Unaffiliated Investment Company	688,383	—	—	688,383

Total Investment Securities	$202,629,521	$35,238,227	$—	$237,867,748

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

AZL Emerging Markets Equity Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$228,525	$415,393	$—	$643,918
Air Freight & Logistics	—	183,569	—	183,569
Airlines	263,166	503,037	—	766,203
Auto Components	—	2,165,851	—	2,165,851
Automobiles	—	7,310,383	—	7,310,383
Banks	9,366,124	35,694,586	—	45,060,710
Beverages	3,459,198	699,966	—	4,159,164
Biotechnology	—	621,955	—	621,955
Building Products	—	130,107	—	130,107
Capital Markets	778,501	2,926,213	—	3,704,714
Chemicals	402,254	6,555,844	—	6,958,098
Commercial Services & Supplies	—	425,747	—	425,747
Communications Equipment	—	95,750	—	95,750
Construction & Engineering	124,454	2,489,359	—	2,613,813
Construction Materials	1,242,224	2,331,942	—	3,574,166
Consumer Finance	112,484	551,067	—	663,551
Containers & Packaging	185,492	—	—	185,492
Distributors	—	106,010	—	106,010
Diversified Consumer Services	1,161,525	—	—	1,161,525
Diversified Financial Services	344,671	3,351,666	—	3,696,337
Diversified Telecommunication Services	519,606	4,604,383	—	5,123,989
Electric Utilities	1,461,161	2,134,232	—	3,595,393
Electrical Equipment	—	698,908	—	698,908
Electronic Equipment, Instruments & Components	—	7,561,250	—	7,561,250
Energy Equipment & Services	—	205,146	—	205,146
Equity Real Estate Investment Trusts	253,590	1,151,704	—	1,405,294
Food & Staples Retailing	1,317,321	3,685,577	—	5,002,898
Food Products	1,200,621	3,781,842	—	4,982,463
Gas Utilities	159,074	1,269,198	—	1,428,272
Health Care Equipment & Supplies	—	145,311	—	145,311
Health Care Providers & Services	162,750	1,398,709	—	1,561,459
Health Care Technology	—	73,844	—	73,844
Hotels, Restaurants & Leisure	680,289	1,309,431	—	1,989,720
Household Durables	—	2,160,144	—	2,160,144
Household Products	229,314	896,441	—	1,125,755
Independent Power & Renewable Electricity Producers	549,339	1,432,759	—	1,982,098
Industrial Conglomerates	434,976	4,969,237	—	5,404,213
Insurance	560,158	9,269,834	—	9,829,992
Internet & Direct Marketing Retail	2,908,473	—	—	2,908,473
Internet Software & Services	12,881,688	12,146,432	—	25,028,120
IT Services	610,350	4,435,835	—	5,046,185
Leisure Products	—	168,219	—	168,219
Life Sciences Tools & Services	—	190,845	—	190,845
Machinery	218,160	1,788,844	—	2,007,004
Marine	—	156,934	—	156,934
Media	827,885	5,820,397	—	6,648,282
Metals & Mining	3,373,028	5,843,625	—	9,216,653
Multiline Retail	775,516	890,518	—	1,666,034
Multi-Utilities	—	263,840	—	263,840
Oil, Gas & Consumable Fuels	3,257,862	17,349,181	—	20,607,043
Paper & Forest Products	522,586	543,224	—	1,065,810
Personal Products	110,784	2,109,369	—	2,220,153
Pharmaceuticals	194,637	3,985,928	—	4,180,565
Real Estate Management & Development	342,880	5,554,057	—	5,896,937
Road & Rail	299,299	216,647	—	515,946
Semiconductors & Semiconductor Equipment	—	14,474,277	—	14,474,277
Software	—	419,959	—	419,959
Specialty Retail	—	1,127,214	—	1,127,214
Technology Hardware, Storage & Peripherals	—	15,140,352	—	15,140,352
Textiles, Apparel & Luxury Goods	—	1,568,926	—	1,568,926
Thrifts & Mortgage Finance	—	2,726,534	—	2,726,534
Tobacco	—	2,031,306	—	2,031,306
Trading Companies & Distributors	—	185,916	—	185,916
Transportation Infrastructure	1,156,024	1,965,595	—	3,121,619
Water Utilities	353,247	445,184	—	798,431
Wireless Telecommunication Services	2,248,645	8,600,552	—	10,849,197
Preferred Stocks
Automobiles	—	219,536	—	219,536
Technology Hardware, Storage & Peripherals	—	1,607,995	—	1,607,995
Other Preferred Stocks+	3,270,993	—	—	3,270,993
Right	—	7,879	—	7,879
Securities Held as Collateral for Securities on Loan	—	14,029,754	—	14,029,754
Unaffiliated Investment Company	657,511	—	—	657,511

Total Investment Securities	$59,206,385	$239,321,269	$—	$298,527,654

Other Financial Instruments:*
Futures Contracts	47,246	—	—	47,246

Total Investments	$59,253,631	$239,321,269	$—	$298,574,900

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

AZL Enhanced Bond Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$132,465,535	$—	$132,465,535
Collateralized Mortgage Obligations	—	86,852,337	—	86,852,337
Corporate Bonds+	—	381,117,141	—	381,117,141
Municipal Bonds	—	2,323,355	—	2,323,355
U.S. Government Agency Mortgages	—	806,894,646	—	806,894,646
U.S. Treasury Obligations	—	571,004,305	—	571,004,305
Yankee Dollars+	—	97,655,215	—	97,655,215
Certificate of Deposit	—	164,082,788	—	164,082,788
Commercial Paper	—	25,547,131	—	25,547,131
Securities Held as Collateral for Securities on Loan	—	299,428,616	—	299,428,616
Unaffiliated Investment Company	14,742,507	—	—	14,742,507

Total Investment Securities	$14,742,507	$2,567,371,069	$—	$2,582,113,576

Securities Sold Short	—	(222,153,993)	—	(222,153,993)
Other Financial Instruments:*
Futures Contracts	(13,436)	—	—	(13,436)

Total Investments	$14,729,071	$2,345,217,076	$—	$2,359,946,147

AZL Gateway Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$181,035,746	$—	$—	$181,035,746
Purchased Put Options	491,045	—	—	491,045
Unaffiliated Investment Company	3,362,091	—	—	3,362,091

Total Investment Securities	$184,888,882	$—	$—	$184,888,882

Other Financial Instruments:*
Written Options	(2,322,275)	—	—	(2,322,275)

Total Investments	$182,566,607	$—	$—	$182,566,607

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

AZL Global Equity Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,010,109	$602,938	$—	$2,613,047
Air Freight & Logistics	604,916	199,643	—	804,559
Airlines	135,105	97,349	—	232,454
Auto Components	431,203	651,333	—	1,082,536
Automobiles	577,239	1,790,394	—	2,367,633
Banks	7,339,321	6,738,070	—	14,077,391
Beverages	1,798,624	1,168,985	—	2,967,609
Biotechnology	2,555,405	605,639	—	3,161,044
Building Products	283,273	434,328	—	717,601
Capital Markets	2,849,702	1,117,269	—	3,966,971
Chemicals	2,533,496	1,728,550	—	4,262,046
Commercial Services & Supplies	334,078	288,951	—	623,029
Communications Equipment	928,609	229,269	—	1,157,878
Construction & Engineering	78,251	478,036	—	556,287
Construction Materials	175,945	336,393	—	512,338
Consumer Finance	694,377	58,536	—	752,913
Containers & Packaging	342,429	62,963	—	405,392
Distributors	96,541	12,545	—	109,086
Diversified Consumer Services	20,367	12,547	—	32,914
Diversified Financial Services	956,112	393,844	—	1,349,956
Diversified Telecommunication Services	2,343,916	1,230,690	—	3,574,606
Electric Utilities	1,830,433	921,402	—	2,751,835
Electrical Equipment	536,143	755,390	—	1,291,533
Electronic Equipment, Instruments & Components	496,505	708,259	—	1,204,764
Energy Equipment & Services	907,110	88,694	—	995,804
Equity Real Estate Investment Trusts	2,698,902	924,693	—	3,623,595
Food & Staples Retailing	1,930,644	906,985	—	2,837,629
Food Products	1,480,089	1,672,014	—	3,152,103
Gas Utilities	67,371	211,944	—	279,315
Health Care Equipment & Supplies	2,372,571	502,027	—	2,874,598
Health Care Providers & Services	2,369,093	282,436	—	2,651,529
Health Care Technology	76,858	17,404	—	94,262
Hotels, Restaurants & Leisure	1,726,469	726,034	—	2,452,503
Household Durables	386,075	670,599	—	1,056,674
Household Products	1,607,161	374,923	—	1,982,084
Independent Power & Renewable Electricity Producers	42,359	24,762	—	67,121
Industrial Conglomerates	2,062,184	971,208	—	3,033,392
Insurance	3,104,914	2,902,103	—	6,007,017
Internet & Direct Marketing Retail	2,243,830	66,372	—	2,310,202
Internet Software & Services	4,040,467	99,573	—	4,140,040
IT Services	3,420,603	364,163	—	3,784,766
Leisure Products	98,207	105,173	—	203,380
Life Sciences Tools & Services	602,152	60,987	—	663,139
Machinery	1,392,017	1,380,755	—	2,772,772
Marine	—	137,803	—	137,803
Media	3,109,633	643,195	—	3,752,828
Metals & Mining	625,055	1,539,787	—	2,164,842
Mortgage Real Estate Investment Trusts	66,546	—	—	66,546
Multiline Retail	437,756	168,990	—	606,746
Multi-Utilities	1,009,519	527,098	—	1,536,617
Oil, Gas & Consumable Fuels	6,105,127	2,650,483	—	8,755,610
Paper & Forest Products	14,640	126,546	—	141,186
Personal Products	130,932	1,024,680	—	1,155,612
Pharmaceuticals	4,530,242	4,127,192	—	8,657,434
Professional Services	328,378	579,263	—	907,641
Real Estate Management & Development	72,234	1,067,260	—	1,139,494
Road & Rail	1,096,301	605,394	—	1,701,695
Semiconductors & Semiconductor Equipment	3,089,344	459,875	—	3,549,219
Software	4,751,561	304,135	—	5,055,696
Specialty Retail	2,070,749	502,218	—	2,572,967
Technology Hardware, Storage & Peripherals	3,726,938	322,387	—	4,049,325
Textiles, Apparel & Luxury Goods	625,856	1,011,356	—	1,637,212
Thrifts & Mortgage Finance	24,769	—	—	24,769
Tobacco	1,530,768	890,223	—	2,420,991
Trading Companies & Distributors	212,023	710,283	—	922,306
Transportation Infrastructure	28,042	361,336	—	389,378
Water Utilities	62,216	61,041	—	123,257
Wireless Telecommunication Services	165,641	922,695	—	1,088,336
Preferred Stocks
Automobiles	33,003	136,960	—	169,963
Household Products	—	98,152	—	98,152
Right	—	13,567	—	13,567
Securities Held as Collateral for Securities on Loan	—	5,523,835	—	5,523,835
Unaffiliated Investment Company	448,007	—	—	448,007

Total Investment Securities	$96,876,455	$57,491,926	$—	$154,368,381

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

AZL Government Money Market Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$197,000,000	$—	$197,000,000
U.S. Government Agency Mortgages	—	379,676,810	—	379,676,810
U.S. Treasury Obligations	—	28,433,799	—	28,433,799

Total Investment Securities	$—	$605,110,609	$—	$605,110,609

AZL International Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$20,246,473	$—	$20,246,473
Air Freight & Logistics	—	6,691,162	—	6,691,162
Airlines	535,527	3,113,952	—	3,649,479
Auto Components	3,217,740	21,106,479	—	24,324,219
Automobiles	—	58,494,288	—	58,494,288
Banks	4,587,453	220,017,899	—	224,605,352
Beverages	—	38,668,760	—	38,668,760
Biotechnology	—	19,445,065	—	19,445,065
Building Products	—	14,461,603	—	14,461,603
Capital Markets	3,217,114	36,855,627	—	40,072,741
Chemicals	14,642,409	56,004,783	—	70,647,192
Commercial Services & Supplies	—	9,774,129	—	9,774,129
Communications Equipment	—	7,016,145	—	7,016,145
Construction & Engineering	—	15,674,292	—	15,674,292
Construction Materials	1,836,794	10,894,060	—	12,730,854
Consumer Finance	—	1,715,863	—	1,715,863
Containers & Packaging	—	2,132,360	—	2,132,360
Distributors	—	426,169	—	426,169
Diversified Consumer Services	—	294,850	—	294,850
Diversified Financial Services	—	12,804,266	—	12,804,266
Diversified Telecommunication Services	7,773,996	40,125,145	—	47,899,141
Electric Utilities	—	30,335,687	—	30,335,687
Electrical Equipment	572,192	24,723,628	—	25,295,820
Electronic Equipment, Instruments & Components	—	23,750,506	—	23,750,506
Energy Equipment & Services	—	1,957,870	—	1,957,870
Equity Real Estate Investment Trusts	—	30,609,561	—	30,609,561
Food & Staples Retailing	—	29,075,776	—	29,075,776
Food Products	—	54,904,492	—	54,904,492
Gas Utilities	—	6,858,399	—	6,858,399
Health Care Equipment & Supplies	—	16,413,351	—	16,413,351
Health Care Providers & Services	2,424,784	9,186,368	—	11,611,152
Health Care Technology	—	681,229	—	681,229
Hotels, Restaurants & Leisure	478,592	23,849,737	—	24,328,329
Household Durables	—	20,709,466	—	20,709,466
Household Products	1,623,570	12,464,746	—	14,088,316
Independent Power & Renewable Electricity Producers	—	835,840	—	835,840
Industrial Conglomerates	—	32,251,398	—	32,251,398
Insurance	3,363,824	93,711,850	—	97,075,674
Internet & Direct Marketing Retail	—	2,330,764	—	2,330,764
Internet Software & Services	—	3,235,395	—	3,235,395
IT Services	—	12,196,898	—	12,196,898
Leisure Products	—	3,520,729	—	3,520,729
Life Sciences Tools & Services	876,843	2,082,361	—	2,959,204
Machinery	—	46,461,947	—	46,461,947
Marine	—	4,354,375	—	4,354,375
Media	1,810,041	20,796,641	—	22,606,682
Metals & Mining	—	50,785,192	—	50,785,192
Multiline Retail	—	5,312,170	—	5,312,170
Multi-Utilities	3,142,874	17,088,566	—	20,231,440
Oil, Gas & Consumable Fuels	—	86,314,825	—	86,314,825
Paper & Forest Products	—	4,389,061	—	4,389,061
Personal Products	—	33,376,083	—	33,376,083
Pharmaceuticals	4,099,363	134,789,573	—	138,888,936
Professional Services	—	19,425,401	—	19,425,401
Real Estate Management & Development	1,271,631	34,137,702	1,106	35,410,439
Road & Rail	—	20,124,877	—	20,124,877
Semiconductors & Semiconductor Equipment	4,113,815	14,775,358	—	18,889,173
Software	16,386,607	9,598,894	—	25,985,501
Specialty Retail	—	16,926,715	—	16,926,715
Technology Hardware, Storage & Peripherals	—	10,624,644	—	10,624,644
Textiles, Apparel & Luxury Goods	—	32,967,299	—	32,967,299
Tobacco	—	28,968,227	—	28,968,227
Trading Companies & Distributors	1,027,016	23,250,707	—	24,277,723
Transportation Infrastructure	—	11,096,891	—	11,096,891
Water Utilities	—	2,195,156	—	2,195,156
Wireless Telecommunication Services	—	29,474,661	—	29,474,661
Preferred Stocks
Automobiles	1,179,231	4,320,394	—	5,499,625
Household Products	—	3,049,890	—	3,049,890
Right	—	465,378	—	465,378
Securities Held as Collateral for Securities on Loan	—	53,863,735	—	53,863,735

Total Investment Securities	$78,181,416	$1,750,583,783	$1,106	$1,828,766,305

Other Financial Instruments:*
Futures Contracts	55,304	—	—	55,304

Total Investments	$78,236,720	$1,750,583,783	$1,106	$1,828,821,609

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

AZL MetWest Total Return Bond Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$22,101,521	$—	$22,101,521
Collateralized Mortgage Obligations	—	38,764,981	—	38,764,981
Corporate Bonds+	—	83,611,324	—	83,611,324
Municipal Bonds	—	2,666,541	—	2,666,541
Securities Held as Collateral for Securities on Loan	—	162,360	—	162,360
U.S. Government Agency Mortgages	—	104,004,861	—	104,004,861
U.S. Treasury Obligations	—	121,532,147	—	121,532,147
Yankee Dollars+	—	7,365,460	—	7,365,460
Unaffiliated Investment Company	7,815,649	—	—	7,815,649

Total Investment Securities	$7,815,649	$380,209,195	$—	$388,024,844

AZL Mid Cap Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,229,597,764	$—	$—	$1,229,597,764
Private Placements	—	12,307,205	4,591,893	16,899,098
Securities Held as Collateral for Securities on Loan	—	236,590,988	—	236,590,988
Unaffiliated Investment Company	32,775,680	—	—	32,775,680

Total Investment Securities	$1,262,373,444	$248,898,193	$4,591,893	$1,515,863,530

Other Financial Instruments:*
Futures Contracts	5,977	—	—	5,977

Total Investments	$1,262,379,421	$248,898,193	$4,591,893	$1,515,869,507

AZL Moderate Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$726,491,366	$—	$—	$726,491,366

Total Investment Securities	$726,491,366	$—	$—	$726,491,366

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

AZL Morgan Stanley Global Real Estate Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified Real Estate Activities	$—	$13,724,047	$—	$13,724,047
Diversified REITs	1,565,141	8,724,805	—	10,289,946
Hotel & Resort REITs	5,318,729	711,743	—	6,030,472
Industrial REITs	3,733,936	2,218,696	—	5,952,632
Office REITs	15,538,342	6,451,607	—	21,989,949
Real Estate Development	—	2,772,085	—	2,772,085
Real Estate Operating Companies	576,663	12,074,714	37,112	12,688,489
Residential REITs	14,045,875	507,500	—	14,553,375
Retail REITs	23,414,601	12,507,608	—	35,922,209
Other Common Stocks+	15,433,701	—	—	15,433,701
Securities Held as Collateral for Securities on Loan	—	26,372,267	—	26,372,267
Unaffiliated Investment Company	779,577	—	—	779,577

Total Investment Securities	$80,406,565	$86,065,072	$37,112	$166,508,749

AZL Pyramis Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$1,015,265	$—	$1,015,265
Collateralized Mortgage Obligations	—	661,197	—	661,197
Common Stocks
Aerospace & Defense	6,891,946	—	—	6,891,946
Air Freight & Logistics	—	45,930	—	45,930
Oil, Gas & Consumable Fuels	12,912,190	453,899	—	13,366,089
Other Common Stocks+	236,365,815	—	—	236,365,815
Convertible Preferred Stocks
Air Freight & Logistics	—	13,602	—	13,602
Corporate Bonds+	—	96,288,254	—	96,288,254
Foreign Bond	—	45	—	45
Municipal Bonds	—	6,592,574	—	6,592,574
U.S. Government Agency Mortgages	—	83,177,413	—	83,177,413
U.S. Treasury Obligations	—	155,669,710	—	155,669,710
Yankee Dollars+	—	51,572,900	—	51,572,900
Securities Held as Collateral for Securities on Loan	—	80,459,587	—	80,459,587
Unaffiliated Investment Company	16,500,997	—	—	16,500,997

Total Investment Securities	$272,670,948	$475,950,376	$—	$748,621,324

Securities Sold Short	—	(1,189,500)	—	(1,189,500)
Other Financial Instruments:*
Futures Contracts	(4,163)	—	—	(4,163)
Total Investments	$272,666,785	$474,760,876	$—	$747,427,661

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

AZL Pyramis Total Bond Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$1,102,144	$—	$1,102,144
Collateralized Mortgage Obligations	—	9,168,791	—	9,168,791
Corporate Bonds+	—	175,895,799	—	175,895,799
Municipal Bonds	—	13,822,978	—	13,822,978
Securities Held as Collateral for Securities on Loan	—	35,350,414	—	35,350,414
U.S. Government Agency Mortgages	—	130,303,636	—	130,303,636
U.S. Treasury Obligations	—	173,386,242	—	173,386,242
Warrant	—	8,435	—	8,435
Yankee Dollars+	—	84,093,223	—	84,093,223
Unaffiliated Investment Company	28,975,134	—	—	28,975,134

Total Investment Securities	$28,975,134	$623,131,662	$—	$652,106,796

Securities Sold Short	—	(2,279,875)	—	(2,279,875)
Total Investments	$28,975,134	$620,851,787	$—	$649,826,921

AZL Russell 1000 Growth Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,122,887,259	$—	$—	$1,122,887,259
Preferred Stock	—	6,680,867	—	6,680,867
Securities Held as Collateral for Securities on Loan	—	146,369,373	—	146,369,373
Unaffiliated Investment Company	783,818	—	—	783,818

Total Investment Securities	$1,123,671,077	$153,050,240	$—	$1,276,721,317

Other Financial Instruments:*
Futures Contracts	274,320	—	—	274,320

Total Investments	$1,123,945,397	$153,050,240	$—	$1,276,995,637

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

AZL Russell 1000 Value Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,155,558,829	$—	$—	$1,155,558,829
Securities Held as Collateral for Securities on Loan	—	150,043,512	—	150,043,512
Unaffiliated Investment Company	16,320,858	—	—	16,320,858

Total Investment Securities	$1,171,879,687	$150,043,512	$—	$1,321,923,199

Other Financial Instruments:*
Futures Contracts	(23,463)	—	—	(23,463)

Total Investments	$1,171,856,224	$150,043,512	$—	$1,321,899,736

AZL S&P 500 Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$2,656,867,590	$—	$—	$2,656,867,590
Securities Held as Collateral for Securities on Loan	—	218,814,873	—	218,814,873
Unaffiliated Investment Company	51,631,071	—	—	51,631,071

Total Investment Securities	2,708,498,661	218,814,873	—	2,927,313,534

Other Financial Instruments:*
Futures Contracts	(69,561)	—	—	(69,561)

Total Investments	$2,708,429,100	$218,814,873	$—	$2,927,243,973

AZL Small Cap Stock Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$918,558,258	$—	$—	$918,558,258
Rights	—	27,806	—	27,806
Securities Held as Collateral for Securities on Loan	—	256,045,159	—	256,045,159
Unaffiliated Investment Company	13,682,269	—	—	13,682,269

Total Investment Securities	$932,240,527	$256,072,965	$—	$1,188,313,492

Other Financial Instruments:*
Futures Contracts	159,739	—	—	159,739

Total Investments	$932,400,266	$256,072,965	$—	$1,188,473,231

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

AZL T. Rowe Price Capital Appreciation Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Asset Backed Securities	$—	$1,917,955	$—		$1,917,955
Bank Loans	—	18,141,568	—		18,141,568
Common Stocks
Oil, Gas & Consumable Fuels	10,145,226	6,860,845	—		17,006,071
Paper & Forest Products	—	—	—	^	—
Pharmaceuticals	18,947,139	2,786,148	—		21,733,287
Professional Services	6,305,049	4,686,127	—		10,991,176
Tobacco	30,478,911	8,071,451	—		38,550,362
Other Common Stocks+	540,561,504	—	—		540,561,504
Convertible Preferred Stocks
Banks	—	2,186,394	—		2,186,394
Electric Utilities	1,964,265	—	—		1,964,265
Equity Real Estate Investment Trusts	5,380,701	—	—		5,380,701
Multi-Utilities	—	3,939,746	—		3,939,746
Corporate Bonds
Electric Utilities	1,078,829	5,450,760	—		6,529,589
Other Corporate Bonds+	—	201,531,627	—		201,531,627
Foreign Bond	—	1,529,198	—		1,529,198
Preferred Stocks+	6,403,774	—	—		6,403,774
Yankee Dollars+	—	25,030,801	—		25,030,801
Securities Held as Collateral for Securities on Loan	—	74,433,073	—		74,433,073
Unaffiliated Investment Company	155,506,472	—	—		155,506,472

Total Investment Securities	$776,771,870	$356,565,693	$—	^	$1,133,337,563

Other Financial Instruments:*
Written Options	(8,706)	(2,573,344)	—		(2,582,050)

Total Investments	$776,763,164	$353,992,349	$—	^	$1,130,755,513

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts and swaps contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
^	Represents the interest in securities that were determined to have a value of zero at March 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

For the period ended March 31, 2017, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers out of an investment’s assigned level within the hierarchy during the reporting period. The Trust defines a significant transfer as aggregate transfers that are greater than 2% of a Fund’s net assets. There were significant total transfers from Level 1 to Level 2 during the reporting period. Level 1 securities were valued using quoted prices from stock exchanges. Level 2 securities were valued using fair valuation methodologies. These transfers were as follows:

	Transfers	Transfers		Percentage
	from Level 1	from Level 2	Total	of Net
Fund	to Level 2	to Level 1	Transfers	Assets
AZL BlackRock Global Allocation Fund	$1,140,765	—	$1,140,765	2.83%

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held by the Funds as of March 31, 2017 are identified below.

AZL BlackRock Global Allocation Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 12.00%, 4/1/20	4/27/15	$3,065,000	3,065,000	$161,525	0.04%
Delta Topco, Ltd., 2.00%, 7/23/19	2/2/17	62,664	47,150	68,318	0.02%
Domo, Inc., Series E	4/1/15	1,218,214	144,482	1,203,535	0.29%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,078,539	0.26%
Grand Rounds, Inc.	3/31/15	399,608	143,925	413,065	0.10%
Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 4/24/17 @ 100	12/22/14	420,057	527,380	26,369	0.01%
Jawbone, 0.00%	1/24/17	—	23,389	63,852	0.02%
Liberty Media Group, Class C	2/2/17	292,777	10,058	343,481	0.08%
Logistics UK, Series 2015-1A, Class F, 4.05%, 8/20/25	8/3/15	440,732	459,000	552,102	0.13%
Lookout, Inc.	3/4/15	63,364	5,547	2,829	0.00%
Lookout, Inc., Preferred Shares	9/19/14	730,222	63,925	632,858	0.15%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	922,286	0.22%
Project Samson BND Corp., 12.00%, 4/1/20	11/11/15	268,000	268,000	14,124	0.00%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	2,000	0.00%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,573,258	0.87%

AZL Mid Cap Index Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D, 0.00%	4/16/14	$3,131,402	76,914	$8,075,969	0.63%
Dropbox, Inc ., 0.00%	5/1/12	2,023,261	245,606	2,767,980	0.22%
Flipkart, Series D, 0.00%	10/4/13	867,740	37,815	1,900,582	0.15%
Palantir Technologies, Inc., Series G, 0.00%	7/19/12	702,919	229,712	1,823,913	0.14%
Palantir Technologies, Inc., Series H, 0.00%	10/25/13	237,529	67,672	537,316	0.04%
Palantir Technologies, Inc., Series H-1, 0.00%	10/25/13	237,529	67,672	537,316	0.04%
Peixe Urbano, Inc., 0.00%	12/2/11	1,101,072	33,446	—	0.00%
Survey Monkey, Inc., 0.00%	11/25/14	1,923,795	116,948	1,256,022	0.10%

AZL Pyramis Multi-Strategy Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Petroleos Mexicanos, 6.50%, 3/13/27	12/6/16	$253,689	256,000	$275,392	0.04%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20	12/6/16	1,208,947	2,581,000	19,358	0.00%

AZL Pyramis Total Bond Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Petroleos Mexicanos, 6.50%, 3/13/27	12/6/16	$1,208,947	1,220,000	$1,312,415	0.22%

AZL Russell 1000 Growth Index Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Palantir Technologies, Inc., Series I	2/7/14	$5,157,899	841,419	$6,680,867	0.58%

AZL T. Rowe Price Capital Appreciation Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Sino-Forest Corp.	1/31/2013	$—	488,000	$—	—%

6. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

Derivatives Risk: Certain Funds may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, the Funds that invest in derivatives segregate cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trade may be subject to greater delays so that the Funds may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: Certain Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds that hold mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds will have to reinvest that money at the lower prevailing interest rates. If the Funds purchase mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Funds may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Funds as the holders of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Security Quality Risk (also known as “High Yield Risk”):Certain Funds may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Funds may lose the value of their entire investment.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2017 (Unaudited)

7. Federal Tax Cost Information

At March 31, 2017, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL BlackRock Global Allocation Fund	$421,183,501	$43,303,830	$(21,156,200)	$22,147,630
AZL DFA Emerging Markets Core Equity Fund	67,244,425	8,621,072	(7,931,379)	689,693
AZL DFA Five-Year Global Fixed Income Fund	524,785,626	530,703	(3,017,820)	(2,487,117)
AZL DFA International Core Equity Fund	257,013,826	22,946,304	(20,689,234)	2,257,070
AZL DFA U.S. Core Equity Fund	576,064,530	90,047,264	(32,708,066)	57,339,198
AZL DFA U.S. Small Cap Fund	217,672,363	38,900,059	(18,704,674)	20,195,385
AZL Emerging Markets Equity Index Fund	259,427,657	46,393,273	(7,293,276)	39,099,997
AZL Enhanced Bond Index Fund	2,604,185,470	7,140,687	(29,212,581)	(22,071,894)
AZL Gateway Fund	120,499,904	67,894,035	(3,505,057)	64,388,978
AZL Global Equity Index Fund	139,801,289	16,206,165	(1,639,073)	14,567,092
AZL Government Money Market Fund	605,110,609	—	—	—
AZL International Index Fund	1,654,359,497	238,306,457	(63,899,649)	174,406,808
AZL MetWest Total Return Bond Fund	389,075,467	2,189,141	(3,239,764)	(1,050,623)
AZL Mid Cap Index Fund	1,292,636,265	248,082,735	(24,855,470)	223,227,265
AZL Moderate Index Strategy Fund	683,557,402	47,344,250	(4,410,286)	42,933,964
AZL Morgan Stanley Global Real Estate Fund	161,572,601	12,778,682	(7,842,534)	4,936,148
AZL Pyramis Multi-Strategy Fund	727,283,669	29,536,314	(8,198,659)	21,337,655
AZL Pyramis Total Bond Fund	654,082,748	5,853,846	(7,829,798)	(1,975,952)
AZL Russell 1000 Growth Index Fund	1,115,739,816	175,387,951	(14,406,450)	160,981,501
AZL Russell 1000 Value Index Fund	1,152,653,949	187,503,990	(18,234,740)	169,269,250
AZL S&P 500 Index Fund	2,131,747,556	834,097,127	(38,531,149)	795,565,978
AZL Small Cap Stock Index Fund	1,020,277,660	194,344,401	(26,308,569)	168,035,832
AZL T. Rowe Price Capital Appreciation Fund	1,034,719,070	104,720,927	(6,102,434)	98,618,493

8. Subsequent Event

Effective May 1, 2017, AZL Emerging Markets Equity Index Fund and AZL Global Equity Index Fund were renamed to AZL MSCI Emerging Markets Equity Index Fund and AZL MSCI Global Equity Index Fund, respectively.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date    May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date    May 30, 2017

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date    May 30, 2017